As filed with the Securities and Exchange Commission on February 28, 2012

1933 Act File No. 333-150525

1940 Act File No. 811-22201

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 64	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 66	☒

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

33 Whitehall Street, 10th Floor

New York, New York 10004

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill, President

33 Whitehall Street, 10th Floor

New York, New York 10004

(Name and Address of Agent for Service)

Copy to:

Adam R. Henkel	Francine J. Rosenberger
U.S. Bancorp Fund Services, LLC	K&L Gates LLP
615 East Michigan	1601 K Street, NW
Milwaukee, WI 53202	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DIREXION FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement:

Combined Prospectuses and Statements of Additional Information for the following funds:

3X BULL FUNDS	3X BEAR FUNDS

Domestic Equity Index Funds

Direxion Daily Large Cap Bull 3X Shares (BGU)	Direxion Daily Large Cap Bear 3X Shares (BGZ)
Direxion Daily Large Cap Growth Bull 3X Shares	Direxion Daily Large Cap Growth Bear 3X Shares
Direxion Daily Large Cap Value Bull 3X Shares	Direxion Daily Large Cap Value Bear 3X Shares
Direxion Daily Mid Cap Bull 3X Shares (MWJ)	Direxion Daily Mid Cap Bear 3X Shares (MWN)
Direxion Daily S&P 500® Bull 3X Shares (SFVL)	Direxion Daily S&P 500® Bear 3X Shares (SFVS)
Direxion Daily Small Cap Bull 3X Shares (TNA)	Direxion Daily Small Cap Bear 3X Shares (TZA)
Direxion Daily Total Market Bull 3X Shares	Direxion Daily Total Market Bear 3X Shares

International Funds

Direxion Daily Brazil Bull 3X Shares	Direxion Daily Brazil Bear 3X Shares
Direxion Daily BRIC Bull 3X Shares (BRIL)	Direxion Daily BRIC Bear 3X Shares (BRIS)
Direxion Daily Canada Bull 3X Shares (CANU)	Direxion Daily Canada Bear 3X Shares (CAND)
Direxion Daily China Bull 3X Shares (YINN)	Direxion Daily China Bear 3X Shares (YANG)
Direxion Daily Developed Markets Bull 3X Shares (DZK)	Direxion Daily Developed Markets Bear 3X Shares (DPK)
Direxion Daily Emerging Markets Bull 3X Shares (EDC)	Direxion Daily Emerging Markets Bear 3X Shares (EDZ)
Direxion Daily India Bull 3X Shares (INDL)	Direxion Daily India Bear 3X Shares (INDZ)
Direxion Daily Indonesia Bull 3X Shares	Direxion Daily Indonesia Bear 3X Shares
Direxion Daily Latin America Bull 3X Shares (LBJ)	Direxion Daily Latin America Bear 3X Shares (LHB)
Direxion Daily Malaysia Bull 3X Shares	Direxion Daily Malaysia Bear 3X Shares
Direxion Daily Russia Bull 3X Shares (RUSL)	Direxion Daily Russia Bear 3X Shares (RUSS)
Direxion Daily South Korea Bull 3X Shares	Direxion Daily South Korea Bear 3X Shares
Direxion Daily Taiwan Bull 3X Shares	Direxion Daily Taiwan Bear 3X Shares
Direxion Daily Thailand Bull 3X Shares	Direxion Daily Thailand Bear 3X Shares
Direxion Daily Turkey Bull 3X Shares	Direxion Daily Turkey Bear 3X Shares

Sector Funds

Direxion Daily Agribusiness Bull 3X Shares (COWL)	Direxion Daily Agribusiness Bear 3X Shares (COWS)
Direxion Daily Basic Materials Bull 3X Shares (MATL)	Direxion Daily Basic Materials Bear 3X Shares (MATS)
Direxion Daily Commodity Related Bull 3X Shares	Direxion Daily Commodity Related Bear 3X Shares
Direxion Daily Consumer Discretionary Bull 3X Shares (CDYL)	Direxion Daily Consumer Discretionary Bear 3X Shares (CDYS)
Direxion Daily Consumer Staples Bull 3X Shares (CSSL)	Direxion Daily Consumer Staples Bear 3X Shares (CSSS)
Direxion Daily Global Infrastructure Bull 3X Shares	Direxion Daily Global Infrastructure Bear 3X Shares
Direxion Daily Gold Miners Bull 3X Shares (NUGT)	Direxion Daily Gold Miners Bear 3X Shares (DUST)

Direxion Daily Healthcare Bull 3X Shares (CURE)	Direxion Daily Healthcare Bear 3X Shares (SICK)
Direxion Daily Industrial Bull 3X Shares	Direxion Daily Industrial Bear 3X Shares
Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares
Direxion Daily Natural Gas Related Bull 3X Shares (GASL)	Direxion Daily Natural Gas Related Bear 3X Shares (GASX)
Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Regional Banks Bear 3X Shares
Direxion Daily Retail Bull 3X Shares (RETL)	Direxion Daily Retail Bear 3X Shares (RETS)
Direxion Daily Semiconductor Bull 3X Shares (SOXL)	Direxion Daily Semiconductor Bear 3X Shares (SOXS)
Direxion Daily Silver Miners Bull 3X Shares	Direxion Daily Silver Miners Bear 3X Shares
Direxion Daily Utilities Bull 3X Shares (UTLL)	Direxion Daily Utilities Bear 3X Shares (UTLS)
Direxion Daily Wind Energy Bull 3X Shares	Direxion Daily Wind Energy Bear 3X Shares

Specialty Funds

Direxion Daily Clean Energy Bull 3X Shares	Direxion Daily Clean Energy Bear 3X Shares
Direxion Daily Energy Bull 3X Shares (ERX)	Direxion Daily Energy Bear 3X Shares (ERY)
Direxion Daily Financial Bull 3X Shares (FAS)	Direxion Daily Financial Bear 3X Shares (FAZ)
Direxion Daily Real Estate Bull 3X Shares (DRN)	Direxion Daily Real Estate Bear 3X Shares (DRV)
Direxion Daily Technology Bull 3X Shares (TYH)	Direxion Daily Technology Bear 3X Shares (TYP)

Fixed Income Funds

Direxion Daily 7-10 Year Treasury Bull 3X Shares (TYD) (formerly Direxion Daily 10-Year Treasury Bull 3X Shares)	Direxion Daily 7-10 Year Treasury Bear 3X Shares (TYO) (formerly Direxion Daily 10-Year Treasury Bear 3X Shares)
Direxion Daily 20+ Year Treasury Bull 3X Shares (TMF) (formerly Direxion Daily 30-Year Treasury Bull 3X Shares)	Direxion Daily 20+ Year Treasury Bear 3X Shares (TMV) (formerly Direxion Daily 30-Year Treasury Bear 3X Shares)
Direxion Daily Corporate Bond Bull 3X Shares	Direxion Daily Corporate Bond Bear 3X Shares
Direxion Daily High Yield Bull 3X Shares	Direxion Daily High Yield Bear 3X Shares

Direxion Daily Municipal Bond Taxable Bull 3X Shares

Direxion Daily TIPs Bull 3X Shares	Direxion Daily TIPs Bear 3X Shares

Direxion Daily Total Bond Market Bull 3X Shares

1X BEAR FUNDS

Domestic Equity Index Funds

Direxion Daily Dow 30® Bear 1X Shares Direxion Daily Large Cap Bear 1X Shares Direxion Daily Small Cap Bear 1X Shares Direxion Daily Total Market Bear 1X Shares (TOTS)

Fixed Income Funds

Direxion Daily 7-10 Year Treasury Bear 1X Shares (TYNS)

Direxion Daily 20+ Year Treasury Bear 1X Shares (TYBS)

Direxion Daily Corporate Bond Bear 1X Shares

Direxion Daily Municipal Bond Taxable Bear 1X Shares

Direxion Daily Total Bond Market Bear 1X Shares (SAGG)

International Funds

Direxion Daily Developed Markets Bear 1X Shares Direxion Daily Emerging Market Bear 1X Shares

Domestic Equity Index Funds

Direxion All Cap Insider Sentiment Shares (KNOW)

Direxion Large Cap Insider Sentiment Shares (INSD)

Direxion Primary Tactical Advantage Shares

Direxion S&P 1500® RC Volatility Response Shares (VSPR)

Direxion S&P 600® RC Volatility Response Shares

Direxion S&P 500® RC Volatility Response Shares (VSPY)

International Funds

Direxion S&P Latin America 40 RC Volatility Response Shares (VLAT)

Sector Funds

Direxion NASDAQ-100® Equal Weighted Index Shares (QQQE) Direxion NASDAQ Volatility Response Shares (QVOL) Direxion Wireless Communications Shares Direxion Auto Shares (DRVE)

India Fixed-Income Funds

IndiaShares Fixed-Income Shares

India Equity Funds

IndiaShares Mid- & Small-Cap Shares

India Sector Funds

IndiaShares Consumer Shares

IndiaShares Energy & Utilities Shares

IndiaShares Financial Shares

IndiaShares Industrial Shares

IndiaShares Infrastructure Shares

IndiaShares Materials Shares

IndiaShares Technology & Telecommunication Shares

Quantum Funds

Quantum-ISE Enhanced Broad Market Shares Quantum-ISE Enhanced Large-Cap Shares Quantum-ISE Enhanced Small-Cap Shares

and

Part C of Form N-1A;

Signature Page; and

Exhibits.

DIREXION SHARES ETF TRUST

PROSPECTUS

33 Whitehall Street, 10th Floor	New York, New York 10004	866-476-7523

3X BULL FUNDS	3X BEAR FUNDS
DOMESTIC EQUITY INDEX FUNDS
Direxion Daily Large Cap Bull 3X Shares (BGU)	Direxion Daily Large Cap Bear 3X Shares (BGZ)
Direxion Daily Large Cap Growth Bull 3X Shares	Direxion Daily Large Cap Growth Bear 3X Shares
Direxion Daily Large Cap Value Bull 3X Shares	Direxion Daily Large Cap Value Bear 3X Shares
Direxion Daily Mid Cap Bull 3X Shares (MWJ)	Direxion Daily Mid Cap Bear 3X Shares (MWN)
Direxion Daily S&P 500® Bull 3X Shares (SFVL)	Direxion Daily S&P 500® Bear 3X Shares (SFVS)
Direxion Daily Small Cap Bull 3X Shares (TNA)	Direxion Daily Small Cap Bear 3X Shares (TZA)
Direxion Daily Total Market Bull 3X Shares	Direxion Daily Total Market Bear 3X Shares
INTERNATIONAL FUNDS
Direxion Daily Brazil Bull 3X Shares	Direxion Daily Brazil Bear 3X Shares
Direxion Daily BRIC Bull 3X Shares (BRIL)	Direxion Daily BRIC Bear 3X Shares (BRIS)
Direxion Daily Canada Bull 3X Shares (CANU)	Direxion Daily Canada Bear 3X Shares (CAND)
Direxion Daily China Bull 3X Shares (YINN)	Direxion Daily China Bear 3X Shares (YANG)
Direxion Daily Developed Markets Bull 3X Shares (DZK)	Direxion Daily Developed Markets Bear 3X Shares (DPK)
Direxion Daily Emerging Markets Bull 3X Shares (EDC)	Direxion Daily Emerging Markets Bear 3X Shares (EDZ)
Direxion Daily India Bull 3X Shares (INDL)	Direxion Daily India Bear 3X Shares (INDZ)
Direxion Daily Indonesia Bull 3X Shares	Direxion Daily Indonesia Bear 3X Shares
Direxion Daily Latin America Bull 3X Shares (LBJ)	Direxion Daily Latin America Bear 3X Shares (LHB)
Direxion Daily Malaysia Bull 3X Shares	Direxion Daily Malaysia Bear 3X Shares
Direxion Daily Russia Bull 3X Shares (RUSL)	Direxion Daily Russia Bear 3X Shares (RUSS)
Direxion Daily South Korea Bull 3X Shares	Direxion Daily South Korea Bear 3X Shares
Direxion Daily Taiwan Bull 3X Shares	Direxion Daily Taiwan Bear 3X Shares
Direxion Daily Thailand Bull 3X Shares	Direxion Daily Thailand Bear 3X Shares
Direxion Daily Turkey Bull 3X Shares	Direxion Daily Turkey Bear 3X Shares
SECTOR FUNDS
Direxion Daily Agribusiness Bull 3X Shares (COWL)	Direxion Daily Agribusiness Bear 3X Shares (COWS)
Direxion Daily Basic Materials Bull 3X Shares (MATL)	Direxion Daily Basic Materials Bear 3X Shares (MATS)
Direxion Daily Commodity Related Bull 3X Shares	Direxion Daily Commodity Related Bear 3X Shares
Direxion Daily Consumer Discretionary Bull 3X Shares (CDYL)	Direxion Daily Consumer Discretionary Bear 3X Shares (CDYS)
Direxion Daily Consumer Staples Bull 3X Shares (CSSL)	Direxion Daily Consumer Staples Bear 3X Shares (CSSS)
Direxion Daily Global Infrastructure Bull 3X Shares	Direxion Daily Global Infrastructure Bear 3X Shares
Direxion Daily Gold Miners Bull 3X Shares (NUGT)	Direxion Daily Gold Miners Bear 3X Shares (DUST)
Direxion Daily Healthcare Bull 3X Shares (CURE)	Direxion Daily Healthcare Bear 3X Shares (SICK)
Direxion Daily Industrial Bull 3X Shares	Direxion Daily Industrial Bear 3X Shares
Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares
Direxion Daily Natural Gas Related Bull 3X Shares (GASL)	Direxion Daily Natural Gas Related Bear 3X Shares (GASX)
Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Regional Banks Bear 3X Shares
Direxion Daily Retail Bull 3X Shares (RETL)	Direxion Daily Retail Bear 3X Shares (RETS)
Direxion Daily Semiconductor Bull 3X Shares (SOXL)	Direxion Daily Semiconductor Bear 3X Shares (SOXS)
Direxion Daily Silver Miners Bull 3X Shares	Direxion Daily Silver Miners Bear 3X Shares
Direxion Daily Utilities Bull 3X Shares (UTLL)	Direxion Daily Utilities Bear 3X Shares (UTLS)
Direxion Daily Wind Energy Bull 3X Shares	Direxion Daily Wind Energy Bear 3X Shares
SPECIALTY FUNDS
Direxion Daily Clean Energy Bull 3X Shares	Direxion Daily Clean Energy Bear 3X Shares
Direxion Daily Energy Bull 3X Shares (ERX)	Direxion Daily Energy Bear 3X Shares (ERY)
Direxion Daily Financial Bull 3X Shares (FAS)	Direxion Daily Financial Bear 3X Shares (FAZ)
Direxion Daily Real Estate Bull 3X Shares (DRN)	Direxion Daily Real Estate Bear 3X Shares (DRV)
Direxion Daily Technology Bull 3X Shares (TYH)	Direxion Daily Technology Bear 3X Shares (TYP)
FIXED INCOME FUNDS
Direxion Daily 7-10 Year Treasury Bull 3X Shares (TYD) (formerly Direxion Daily 10-Year Treasury Bull 3X Shares)	Direxion Daily 7-10 Year Treasury Bear 3X Shares (TYO) (formerly Direxion Daily 10-Year Treasury Bear 3X Shares)
Direxion Daily 20+ Year Treasury Bull 3X Shares (TMF) (formerly Direxion Daily 30-Year Treasury Bull 3X Shares)	Direxion Daily 20+ Year Treasury Bear 3X Shares (TMV) (formerly Direxion Daily 30-Year Treasury Bear 3X Shares)
Direxion Daily Corporate Bond Bull 3X Shares	Direxion Daily Corporate Bond Bear 3X Shares
Direxion Daily High Yield Bull 3X Shares	Direxion Daily High Yield Bear 3X Shares
Direxion Daily Municipal Bond Taxable Bull 3X Shares
Direxion Daily TIPs Bull 3X Shares	Direxion Daily TIPs Bear 3X Shares
Direxion Daily Total Bond Market Bull 3X Shares

FEBRUARY 28, 2012

The funds offered in this prospectus (collectively, the “Funds”) trade on, or will trade on, NYSE Arca, Inc. or The NASDAQ Stock Market LLC (the “Exchanges”). The Funds seek daily leveraged investment results and are intended to be used as short-term trading vehicles. The Funds with “Bull” in their names attempt to provide daily investment results that correlate to the performance of an index or benchmark and are collectively referred to as the “3X Bull Funds.” The Funds with “Bear” in their names attempt to provide daily investment results that correlate to the inverse (or opposite) of the performance of an index or benchmark and are collectively referred to as the “3X Bear Funds.” The Funds are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios. The Funds are very different from most mutual funds and exchange-traded funds. Investors should note that:

(1)  The Funds pursue daily leveraged investment goals, which means that the Funds are riskier than alternatives that do not use leverage because the Funds magnify the performance of the benchmark of an investment.

(2)  Each 3X Bear Fund pursues investment goals that are inverse to the performance of its benchmark, a result opposite of most mutual funds and exchange-traded funds.

(3)  The Funds seek daily leveraged investment results. The pursuit of these investment goals means that the return of a Fund for a period longer than a full trading day will be the product of the series of daily leveraged returns for each trading day during the relevant period. As a consequence, especially in periods of market volatility, the path of the benchmark during the longer period may be at least as important to a Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day. The Funds are not suitable for all investors.

The Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the Funds should:

(a)  understand the risks associated with the use of leverage,

(b)  understand the consequences of seeking daily leveraged investment results,

(c)  understand the risk of shorting, and

(d)  intend to actively monitor and manage their investments.

Investors who do not understand the Funds or do not intend to actively manage their funds and monitor their investments should not buy the Funds. There is no assurance that any of the Funds offered in this prospectus will achieve their objectives and an investment in a Fund could lose money. No single Fund is a complete investment program.

If a Fund’s underlying benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money. The Funds’ investment adviser, Rafferty Asset Management, LLC (“Rafferty” or “Adviser”), will attempt to position each Fund’s portfolio to ensure that a Fund does not lose more than 90% of its net asset value on a given trading day. The cost of such downside protection will be limitations on a Fund’s gains. As a consequence, a Fund’s portfolio may not be responsive to benchmark movements beyond 33% on a given trading day in a direction favorable to the Fund. For example, if a 3X Bull Fund’s underlying benchmark was to gain 35%, that Fund might be limited to a daily gain of 90%, which corresponds to 300% of a benchmark gain of 30%, rather than 300% of a benchmark gain of 35%.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

SUMMARY OF DIREXION SHARES

SUMMARY OF DIREXION SHARES

Direxion Daily Large Cap Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Large Cap Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Russell 1000® Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.30%

Acquired Fund Fees and Expenses	0.14%

Total Annual Fund Operating Expenses	1.19%

Expense Waiver/Reimbursement	0.08%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.11%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$113	$370	$647	$1,436

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 248% of the average value of its portfolio.

DIREXION SHARES ETF TRUST PROSPECTUS	1

However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Index represents approximately 90% of the U.S. market and has an average market capitalization of $14.1 billion and a median market capitalization of $5 billion as of December 30, 2011.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap

2	DIREXION SHARES ETF TRUST PROSPECTUS

agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

DIREXION SHARES ETF TRUST PROSPECTUS	3

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 26.86%. The Index’s highest volatility rate for any one calendar year during the five-year period is 23.81% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 0.00%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time.

4	DIREXION SHARES ETF TRUST PROSPECTUS

Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

DIREXION SHARES ETF TRUST PROSPECTUS	5

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation

6	DIREXION SHARES ETF TRUST PROSPECTUS

Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 51.56% for the quarter ended September 30, 2009 and its lowest calendar quarter return was –43.86% for the quarter ended September 30, 2011. The year-to-date return as of December 31, 2011 was –14.55%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (11/5/2008)
Return Before Taxes	–14.55%	5.82%
Return After Taxes on Distributions	–14.55%	3.98%
Return After Taxes on Distributions and Sale of Fund Shares	–9.46%	3.82%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	1.53%	44.70%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in November of 2008.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

DIREXION SHARES ETF TRUST PROSPECTUS	7

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Large Cap Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Large Cap Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the Russell 1000® Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.30%

Acquired Fund Fees and Expenses	0.19%

Total Annual Fund Operating Expenses	1.24%

Expense Waiver/Reimbursement	0.10%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.14%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$116	$384	$671	$1,491

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, this portfolio turnover rate is calculated without

DIREXION SHARES ETF TRUST PROSPECTUS	9

regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Index represents approximately 90% of the U.S. market and has an average market capitalization of $14.1 billion and a median market capitalization of $5 billion as of December 30, 2011.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class

10	DIREXION SHARES ETF TRUST PROSPECTUS

without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which

DIREXION SHARES ETF TRUST PROSPECTUS	11

may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 26.86%. The Index’s highest volatility rate for any one calendar year during the five-year period is 23.81% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 0.00%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the

12	DIREXION SHARES ETF TRUST PROSPECTUS

Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is -300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

DIREXION SHARES ETF TRUST PROSPECTUS	13

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation

14	DIREXION SHARES ETF TRUST PROSPECTUS

Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 34.66% for the quarter ended September 30, 2011 and its lowest calendar quarter return was –43.55% for the quarter ended June 30, 2009. The year-to-date return as of December 31, 2011 was –32.89%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (11/5/2008)
Return Before Taxes	–32.89%	–52.03%
Return After Taxes on Distributions	–32.89%	–52.03%
Return After Taxes on Distributions and Sale of Fund Shares	–21.38%	–36.91%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	1.53%	44.70%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in November of 2008.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

DIREXION SHARES ETF TRUST PROSPECTUS	15

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Large Cap Growth Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Large Cap Growth Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Russell 1000® Growth Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.32%

Total Annual Fund Operating Expenses	1.07%

Expense Waiver/Reimbursement	0.12%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$328

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity

DIREXION SHARES ETF TRUST PROSPECTUS	17

securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index measures the performance of the large-cap growth segment of the U.S. equity universe. It is a subset of the Russell 1000® Index and includes those companies within the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Index has an average market capitalization of $15.5 billion and a median market capitalization of $5.6 billion as of December 30, 2011. The Index is reconstituted on an annual basis. The Frank Russell Company is not a sponsor of, or in any way affiliated with, the Fund.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its

18	DIREXION SHARES ETF TRUST PROSPECTUS

counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in

DIREXION SHARES ETF TRUST PROSPECTUS	19

daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 31, 2011 is 25.25%. The Index’s highest volatility rate for any one calendar year during the five-year period is 38.66% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 31, 2011 is 0.96%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

20	DIREXION SHARES ETF TRUST PROSPECTUS

Growth Investing Risk

Investments in growth securities and securities that provide exposure to growth securities are subject to risks, including the risk of sharp price movement. Growth companies often internally reinvest earnings instead of declaring dividends, which would otherwise bolster share value in adverse market conditions. As such, the Fund’s investment in growth securities may be susceptible to increased volatility.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

DIREXION SHARES ETF TRUST PROSPECTUS	21

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums

22	DIREXION SHARES ETF TRUST PROSPECTUS

to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	23

Direxion Daily Large Cap Growth Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Large Cap Growth Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the Russell 1000® Growth Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.33%

Total Annual Fund Operating Expenses	1.08%

Expense Waiver/Reimbursement	0.13%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in:

24	DIREXION SHARES ETF TRUST PROSPECTUS

futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index measures the performance of the large-cap growth segment of the U.S. equity universe. It is a subset of the Russell 1000® Index and includes those companies within the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Index has an average market capitalization of $15.5 billion and a median market capitalization of $5.6 billion as of December 30, 2011. The Index is reconstituted on an annual basis. The Frank Russell Company is not a sponsor of, or in any way affiliated with, the Fund.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap

DIREXION SHARES ETF TRUST PROSPECTUS	25

agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

26	DIREXION SHARES ETF TRUST PROSPECTUS

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 25.25%. The Index’s highest volatility rate for any one calendar year during the five-year period is 38.66% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 0.96%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more

DIREXION SHARES ETF TRUST PROSPECTUS	27

than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

Growth Investing Risk

Investments in growth securities and securities that provide exposure to growth securities are subject to risks, including the risk of sharp price movement. Growth companies often internally reinvest earnings instead of declaring dividends, which would otherwise bolster share value in adverse market conditions. As such, the Fund’s investment in growth securities may be susceptible to increased volatility.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than -300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies

28	DIREXION SHARES ETF TRUST PROSPECTUS

often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

DIREXION SHARES ETF TRUST PROSPECTUS	29

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

30	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Large Cap Value Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Large Cap Value Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Russell 1000® Value Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.32%

Total Annual Fund Operating Expenses	1.07%

Expense Waiver/Reimbursement	0.12%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$328

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the

DIREXION SHARES ETF TRUST PROSPECTUS	31

equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index measures the performance of the large-cap value segment of the U.S. equity universe. It is a subset of the Russell 1000® Index and includes those companies within the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. The Index has an average market capitalization of $13.8 billion and a median market capitalization of $4.6 billion as of December 30, 2011. The Index is reconstituted on an annual basis. The Frank Russell Company is not a sponsor of, or in any way affiliated with, the Fund.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties,

32	DIREXION SHARES ETF TRUST PROSPECTUS

which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in

DIREXION SHARES ETF TRUST PROSPECTUS	33

response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 29.07%. The Index’s highest volatility rate for any one calendar year during the five-year period is 44.30% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is –5.20%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

34	DIREXION SHARES ETF TRUST PROSPECTUS

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

DIREXION SHARES ETF TRUST PROSPECTUS	35

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Value Investing Risk

Investments in value securities and securities that provide exposure to value securities are subject to risks, including the risk that a security’s intrinsic value may never be realized by the market, the security will not appreciate as much as anticipated or its market price will decline.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying

36	DIREXION SHARES ETF TRUST PROSPECTUS

Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	37

Direxion Daily Large Cap Value Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Large Cap Value Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the Russell 1000® Value Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.33%

Total Annual Fund Operating Expenses	1.08%

Expense Waiver/Reimbursement	0.13%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

38	DIREXION SHARES ETF TRUST PROSPECTUS

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index measures the performance of the large-cap value segment of the U.S. equity universe. It is a subset of the Russell 1000® Index and includes those companies within the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. The Index has an average market capitalization of $13.8 billion and a median market capitalization of $4.6 billion as of December 30, 2011. The Index is reconstituted on an annual basis. The Frank Russell Company is not a sponsor of, or in any way affiliated with, the Fund.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and

DIREXION SHARES ETF TRUST PROSPECTUS	39

other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

40	DIREXION SHARES ETF TRUST PROSPECTUS

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 29.07%. The Index’s highest volatility rate for any one calendar year during the five-year period is 44.30% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is –5.20%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of

DIREXION SHARES ETF TRUST PROSPECTUS	41

such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A

42	DIREXION SHARES ETF TRUST PROSPECTUS

non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Value Investing Risk

Investments in value securities and securities that provide exposure to value securities are subject to risks, including the risk that a security’s intrinsic value may never be realized by the market, the security will not appreciate as much as anticipated or its market price will decline.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

DIREXION SHARES ETF TRUST PROSPECTUS	43

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

44	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Mid Cap Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Mid Cap Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Russell MidCap® Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.56%

Acquired Fund Fees and Expenses	0.12%

Total Annual Fund Operating Expenses	1.43%

Expense Waiver/Reimbursement	0.16%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.27%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$129	$437	$766	$1,699

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio. However, this portfolio turnover rate is calculated without

DIREXION SHARES ETF TRUST PROSPECTUS	45

regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index measures the performance of the mid-cap segment of the U.S. equity universe. The Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Index represents approximately 30% of the total market capitalization of the Russell 1000 companies and has an average market capitalization of $5.2 billion and a median market capitalization of $3.9 billion as of December 30, 2011.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap

46	DIREXION SHARES ETF TRUST PROSPECTUS

agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

DIREXION SHARES ETF TRUST PROSPECTUS	47

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 29.59%. The Index’s highest volatility rate for any one calendar year during the five-year period is 26.79% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 1.46%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the

48	DIREXION SHARES ETF TRUST PROSPECTUS

Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

DIREXION SHARES ETF TRUST PROSPECTUS	49

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

50	DIREXION SHARES ETF TRUST PROSPECTUS

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 41.97% for the quarter ended December 31, 2010 and its lowest calendar quarter return was –52.87% for the quarter ended September 30, 2011. The year-to-date return as of December 31, 2011 was –24.48%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (2/8/2009)
Return Before Taxes	–24.48%	34.44%
Return After Taxes on Distributions	–26.66%	28.68%
Return After Taxes on Distributions and Sale of Fund Shares	–14.52%	26.99%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	–1.50%	76.55%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

DIREXION SHARES ETF TRUST PROSPECTUS	51

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in January of 2009.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

52	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Mid Cap Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Mid Cap Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to -300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the Russell MidCap® Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.57%

Acquired Fund Fees and Expenses	0.18%

Total Annual Fund Operating Expenses	1.50%

Expense Waiver/Reimbursement	0.37%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.13%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$115	$438	$783	$1,759

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

DIREXION SHARES ETF TRUST PROSPECTUS	53

However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index measures the performance of the mid-cap segment of the U.S. equity universe. The Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Index represents approximately 30% of the total market capitalization of the Russell 1000 companies and has an average market capitalization of $5.2 billion and a median market capitalization of $3.9 billion as of December 30, 2011.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain

54	DIREXION SHARES ETF TRUST PROSPECTUS

exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

DIREXION SHARES ETF TRUST PROSPECTUS	55

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 29.59%. The Index’s highest volatility rate for any one calendar year during the five-year period is 26.79% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 1.46%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

56	DIREXION SHARES ETF TRUST PROSPECTUS

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

DIREXION SHARES ETF TRUST PROSPECTUS	57

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even

58	DIREXION SHARES ETF TRUST PROSPECTUS

though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 49.06% for the quarter ended September 30, 2011 and its lowest calendar quarter return was -39.06% for the quarter ended December 31, 2011. The year-to-date return as of December 31, 2011 was -33.10%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (2/8/2009)
Return Before Taxes	–33.10%	–62.87%
Return After Taxes on Distributions	–33.10%	–62.87%
Return After Taxes on Distributions and Sale of Fund Shares	–21.51%	–42.28%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	–1.50%	76.55%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on

DIREXION SHARES ETF TRUST PROSPECTUS	59

Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in January of 2009.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

60	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily S&P 500® Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily S&P 500® Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the S&P 500® Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.33%

Total Annual Fund Operating Expenses	1.08%

Expense Waiver/Reimbursement	0.13%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial

DIREXION SHARES ETF TRUST PROSPECTUS	61

instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor’s® selects the 500 stocks comprising the Index on the basis of market values and industry diversification. Most of the stocks in the Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the NYSE. “Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the Fund.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap

62	DIREXION SHARES ETF TRUST PROSPECTUS

agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund

DIREXION SHARES ETF TRUST PROSPECTUS	63

rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 26.7%. The Index’s highest volatility rate for any one calendar year during the five-year period is 41.0% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is –0.25%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause

64	DIREXION SHARES ETF TRUST PROSPECTUS

their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

DIREXION SHARES ETF TRUST PROSPECTUS	65

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums

66	DIREXION SHARES ETF TRUST PROSPECTUS

to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	67

Direxion Daily S&P 500® Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily S&P 500® Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to -300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the S&P 500® Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.34%

Total Annual Fund Operating Expenses	1.09%

Expense Waiver/Reimbursement	0.14%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$333

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

68	DIREXION SHARES ETF TRUST PROSPECTUS

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index is a capitalization-weighted index composed of 500 common stocks. Standard & Poor’s® selects the 500 stocks comprising the Index on the basis of market values and industry diversification. Most of the stocks in the Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the NYSE. “Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the Fund.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain

DIREXION SHARES ETF TRUST PROSPECTUS	69

exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

70	DIREXION SHARES ETF TRUST PROSPECTUS

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 26.7%. The Index’s highest volatility rate for any one calendar year during the five-year period is 41.0% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is –0.25%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

DIREXION SHARES ETF TRUST PROSPECTUS	71

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than -300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

72	DIREXION SHARES ETF TRUST PROSPECTUS

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in

DIREXION SHARES ETF TRUST PROSPECTUS	73

NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

74	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Small Cap Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Small Cap Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Russell 2000® Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.28%

Acquired Fund Fees and Expenses	0.16%

Total Annual Fund Operating Expenses	1.19%

Expense Waiver/Reimbursement	0.06%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.13%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$115	$372	$649	$1,438

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 305% of the average value of its portfolio.

DIREXION SHARES ETF TRUST PROSPECTUS	75

However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index measures the performance of the small-cap segment of the U.S. equity universe and is comprised of the smallest 2000 companies in the Russell 3000® Index, representing approximately 9% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The companies included in the Index have an average market capitalization of more than $672 million and a median market capitalization of $466 million as of December 30, 2011.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio

76	DIREXION SHARES ETF TRUST PROSPECTUS

securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

DIREXION SHARES ETF TRUST PROSPECTUS	77

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 33.55%. The Index’s highest volatility rate for any one calendar year during the five-year period is 33.12% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 0.15%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market

78	DIREXION SHARES ETF TRUST PROSPECTUS

risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

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Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

80	DIREXION SHARES ETF TRUST PROSPECTUS

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 63.81% for the quarter ended September 30, 2009 and its lowest calendar quarter return was –59.64% for the quarter ended September 30, 2011. The year-to-date return as of December 31, 2011 was -37.93%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (11/5/2008)
Return Before Taxes	–37.93%	–4.87%
Return After Taxes on Distributions	–37.93%	–6.19%
Return After Taxes on Distributions and Sale of Fund Shares	–24.66%	–4.92%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	–4.17%	50.62%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

DIREXION SHARES ETF TRUST PROSPECTUS	81

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in November of 2008.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

82	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Small Cap Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Small Cap Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to -300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the Russell 2000® Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.27%

Acquired Fund Fees and Expenses	0.18%

Total Annual Fund Operating Expenses	1.20%

Expense Waiver/Reimbursement	0.07%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.13%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$115	$374	$653	$1,448

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

DIREXION SHARES ETF TRUST PROSPECTUS	83

However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index measures the performance of the small-cap segment of the U.S. equity universe and is comprised of the smallest 2000 companies in the Russell 3000® Index, representing approximately 9% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The companies included in the Index have an average market capitalization of more than $672 million and a median market capitalization of $466 million as of December 30, 2011.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

84	DIREXION SHARES ETF TRUST PROSPECTUS

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

DIREXION SHARES ETF TRUST PROSPECTUS	85

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 33.55%. The Index’s highest volatility rate for any one calendar year during the five-year period is 33.12% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 0.15%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the

86	DIREXION SHARES ETF TRUST PROSPECTUS

Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than -300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may

DIREXION SHARES ETF TRUST PROSPECTUS	87

fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

88	DIREXION SHARES ETF TRUST PROSPECTUS

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 53.02% for the quarter ended September 30, 2011 and its lowest calendar quarter return was –55.04% for the quarter ended June 30, 2009. The year-to-date return as of December 31, 2011 was –43.68%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (11/5/2008)
Return Before Taxes	–43.68%	–67.30%
Return After Taxes on Distributions	–43.68%	–67.30%
Return After Taxes on Distributions and Sale of Fund Shares	–28.40%	–42.44%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	–4.17%	50.62%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

DIREXION SHARES ETF TRUST PROSPECTUS	89

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in November of 2008.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

90	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Total Market Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Total Market Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Russell 3000® Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.25%

Total Annual Fund Operating Expenses	1.00%

Expense Waiver/Reimbursement	0.05%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$313

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

DIREXION SHARES ETF TRUST PROSPECTUS	91

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The companies included in the Index have an average market capitalization of $5.1 billion and a median market capitalization of $912 billion as of December 30, 2011.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its

92	DIREXION SHARES ETF TRUST PROSPECTUS

counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period

DIREXION SHARES ETF TRUST PROSPECTUS	93

longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 27.2%. The Index’s highest volatility rate for any one calendar year during the five-year period is 41.2% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 0.01%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

94	DIREXION SHARES ETF TRUST PROSPECTUS

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

DIREXION SHARES ETF TRUST PROSPECTUS	95

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

96	DIREXION SHARES ETF TRUST PROSPECTUS

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	97

Direxion Daily Total Market Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Total Market Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the Russell 3000® Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.27%

Total Annual Fund Operating Expenses	1.02%

Expense Waiver/Reimbursement	0.07%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$318

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures

98	DIREXION SHARES ETF TRUST PROSPECTUS

contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The companies included in the Index have an average market capitalization of $5.1 billion and a median market capitalization of $912 billion as of December 30, 2011.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap

DIREXION SHARES ETF TRUST PROSPECTUS	99

agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund

100	DIREXION SHARES ETF TRUST PROSPECTUS

rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 27.2%. The Index’s highest volatility rate for any one calendar year during the five-year period is 41.2% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 0.01%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more

DIREXION SHARES ETF TRUST PROSPECTUS	101

than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

102	DIREXION SHARES ETF TRUST PROSPECTUS

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

DIREXION SHARES ETF TRUST PROSPECTUS	103

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

104	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Brazil Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Brazil Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the MSCI Brazil Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.28%

Total Annual Fund Operating Expenses	1.03%

Expense Waiver/Reimbursement	0.08%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$320

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial

DIREXION SHARES ETF TRUST PROSPECTUS	105

instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

Brazil is considered an “emerging market,” as that term is defined by the index provider. The determination that Brazil is an “emerging market”is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Brazil. The Index is divided into large- and mid-cap segments and provides exhaustive coverage of these size segments by targeting a coverage range around 85% of free float-adjusted market capitalization in each market. As of December 30, 2011, the Index includes 81 securities totaling $863.9 billion in market capitalization.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments,

106	DIREXION SHARES ETF TRUST PROSPECTUS

or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices

DIREXION SHARES ETF TRUST PROSPECTUS	107

of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 43.6%. The Index’s highest volatility rate for any one calendar year during the five-year period is 69.11% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 8.61%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets”

108	DIREXION SHARES ETF TRUST PROSPECTUS

in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have

DIREXION SHARES ETF TRUST PROSPECTUS	109

risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental

110	DIREXION SHARES ETF TRUST PROSPECTUS

analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

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Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

112	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Brazil Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Brazil Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the MSCI Brazil Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.30%

Total Annual Fund Operating Expenses	1.05%

Expense Waiver/Reimbursement	0.10%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$324

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

DIREXION SHARES ETF TRUST PROSPECTUS	113

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

Brazil is considered an “emerging market,” as that term is defined by the index provider. The determination that Brazil is an “emerging market”is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Brazil. The Index is divided into large- and mid-cap segments and provides exhaustive coverage of these size segments by targeting a coverage range around 85% of free float-adjusted market capitalization in each market. As of December 30, 2011, the Index includes 81 securities totaling $863.9 billion in market capitalization.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments

114	DIREXION SHARES ETF TRUST PROSPECTUS

in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions

DIREXION SHARES ETF TRUST PROSPECTUS	115

incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 43.6%. The Index’s highest volatility rate for any one calendar year during the five-year period is 69.11% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 8.61%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

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Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be

DIREXION SHARES ETF TRUST PROSPECTUS	117

leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than -300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and

118	DIREXION SHARES ETF TRUST PROSPECTUS

investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

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Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

120	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Bric Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily BRIC Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the BNY BRIC Select ADR Index® (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	1.43%

Acquired Fund Fees and Expenses	0.08%

Total Annual Fund Operating Expenses	2.26%

Expense Waiver/Reimbursement	1.22%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.04%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$106	$589	$1,099	$2,500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the

DIREXION SHARES ETF TRUST PROSPECTUS	121

Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

Each of the four countries included in the Index — Brazil, Russia, India and China — is considered an “emerging market,” as that term is defined by the index provider. The determination that each of those countries is an “emerging market”is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is a free-float adjusted modified market capitalization weighted index designed by BNY Mellon that tracks the performance of depositary receipts in ADR or GDR form that are listed for trading on the NYSE, NYSE Amex and Nasdaq Stock Market (“NASDAQ”) of companies from Brazil, Russia, India and China, which meet certain criteria. As of December 30, 2011, there are 86 constituents with and average market capitalization of $25.9 billion and a median market capitalization of $5.7 billion. The Index’s constituent countries are represented (in approximate market capitalization) in the index as follows: 55% Brazilian companies, 31% Chinese companies, 12% Indian companies and 2% Russian companies.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the

122	DIREXION SHARES ETF TRUST PROSPECTUS

performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment

DIREXION SHARES ETF TRUST PROSPECTUS	123

objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 44.53%. The Index’s highest volatility rate for any one calendar year during the five-year period is 29.97% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period

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ended December 30, 2011 is 4.01%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as

DIREXION SHARES ETF TRUST PROSPECTUS	125

the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The

126	DIREXION SHARES ETF TRUST PROSPECTUS

Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

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The Fund sought a daily target of 200% until December 1, 2011. At that time, the Fund began to seek a daily target of 300%.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 4.70% for the quarter ended March 31, 2011 and its lowest calendar quarter return was –46.48% for the quarter ended September 30, 2011. The year-to-date return as of December 31, 2011 was –46.66%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (3/9/2010)
Return Before Taxes	–46.66%	–23.89%
Return After Taxes on Distributions	–46.75%	–24.24%
Return After Taxes on Distributions and Sale of Fund Shares	–30.32%	–20.08%
BNY BRIC Select ADR Index (reflects no deduction for fees, expenses or taxes)	–20.36%	–11.34%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in March of 2010.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Direxion Daily Bric Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily BRIC Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to -300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the BNY BRIC Select ADR Index® (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	2.16%

Acquired Fund Fees and Expenses	0.16%

Total Annual Fund Operating Expenses	3.07%

Expense Waiver/Reimbursement	1.96%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.11%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$113	$763	$1,439	$3,245

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, this portfolio turnover rate is calculated without

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regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

Each of the four countries included in the Index — Brazil, Russia, India and China — is considered an “emerging market,” as that term is defined by the index provider. The determination that each of those countries is an “emerging market”is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is a free-float adjusted modified market capitalization weighted index designed by BNY Mellon that tracks the performance of depositary receipts in ADR or GDR form that are listed for trading on the NYSE, NYSE Amex and Nasdaq Stock Market (“NASDAQ”) of companies from Brazil, Russia, India and China, which meet certain criteria. As of December 30, 2011, there are 86 constituents with and average market capitalization of $25.9 billion and a median market capitalization of $5.7 billion. The Index’s constituent countries are represented (in approximate market capitalization) in the index as follows: 55% Brazilian companies, 31% Chinese companies, 12% Indian companies and 2% Russian companies.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

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Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment

DIREXION SHARES ETF TRUST PROSPECTUS	131

objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 44.53%. The Index’s highest volatility rate for any one calendar year during the

132	DIREXION SHARES ETF TRUST PROSPECTUS

five-year period is 29.97% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 4.01%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in

DIREXION SHARES ETF TRUST PROSPECTUS	133

net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than -300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

134	DIREXION SHARES ETF TRUST PROSPECTUS

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the

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Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

The Fund sought a daily target of 200% until December 1, 2011. At that time, the Fund began to seek a daily target of 300%.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 57.26% for the quarter ended September 30, 2011 and its lowest calendar quarter return was –19.13% for the quarter ended December 31, 2011. The year-to-date return as of December 31, 2011 was 21.03%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (3/9/2010)
Return Before Taxes	21.03%	–11.04%
Return After Taxes on Distributions	19.45%	–11.70%
Return After Taxes on Distributions and Sale of Fund Shares	13.70%	–9.68%
BNY BRIC Select ADR Index (reflects no deduction for fees, expenses or taxes)	–20.36%	–11.34%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in March of 2010.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

136	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Canada Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Canada Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the MSCI Canada Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.28%

Total Annual Fund Operating Expenses	1.03%

Expense Waiver/Reimbursement	0.08%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$320

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the

DIREXION SHARES ETF TRUST PROSPECTUS	137

equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Canada. The Index is divided into large- and mid-cap segments and provides exhaustive coverage of these size segments by targeting a coverage range around 85% of free float-adjusted market capitalization in each market. As of December 30, 2011, the Index includes 102 securities totaling $1.3 trillion in market capitalization.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its

138	DIREXION SHARES ETF TRUST PROSPECTUS

counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for

DIREXION SHARES ETF TRUST PROSPECTUS	139

cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 25.1%. The Index’s highest volatility rate for any one calendar year during the five-year period is 48.52% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 0.92%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

140	DIREXION SHARES ETF TRUST PROSPECTUS

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

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Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Mid Capitalization Company Risk

Investing in the securities of mid capitalization companies, and securities that provide exposure to mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a

142	DIREXION SHARES ETF TRUST PROSPECTUS

result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the

DIREXION SHARES ETF TRUST PROSPECTUS	143

deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

144	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Canada Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Canada Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to -300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the MSCI Canada Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.30%

Total Annual Fund Operating Expenses	1.05%

Expense Waiver/Reimbursement	0.10%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$324

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in:

DIREXION SHARES ETF TRUST PROSPECTUS	145

futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Canada. The Index is divided into large- and mid-cap segments and provides exhaustive coverage of these size segments by targeting a coverage range around 85% of free float-adjusted market capitalization in each market. As of December 30, 2011, the Index includes 102 securities totaling $1.3 trillion in market capitalization.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk

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of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

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Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 25.1%. The Index’s highest volatility rate for any one calendar year during the five-year period is 48.52% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 0.92%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

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Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than -300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to

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value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Mid Capitalization Company Risk

Investing in the securities of mid capitalization companies, and securities that provide exposure to mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this

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income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as

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Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Direxion Daily China Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily China Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the BNY China Select ADR Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.33%

Acquired Fund Fees and Expenses	0.11%

Total Annual Fund Operating Expenses	1.19%

Expense Waiver/Reimbursement	0.11%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.08%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$110	$367	$644	$1,433

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio. However, this portfolio turnover rate is calculated without

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regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

China is considered an “emerging market,” as that term is defined by the index provider. The determination that China is an “emerging market”is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is a free float-adjusted capitalization-weighted index designed by the BNY Mellon to track the performance of a basket of companies who have their primary equity listing on a Chinese stock exchange or that also have depositary receipts that trade on a U.S. exchange or on the NASDAQ. Securities eligible for inclusion in the Index are evaluated to ensure their overall consistency with the character, design and purpose of the Index which is to further its use as an effective benchmark. Decisions regarding additions to and removals from the Index are guided by certain pre-existing objective criteria and is maintained by BNY Mellon. As of December 30, 2011, the index is comprised of 44 constituents with an average market capitalization of over $21.8 million and a median market capitalization of $2.07 million.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

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Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of

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swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

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The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 41.01%. The Index’s highest volatility rate for any one calendar year during the five-year period is 30.78% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 0.57%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

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Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

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Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the

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Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 55.76% for the quarter ended September 30, 2010 and its lowest calendar quarter return was –64.39% for the quarter ended September 30, 2011. The year-to-date return as of December 31, 2011 was –62.57%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (12/3/2009)
Return Before Taxes	–62.57%	–33.88%
Return After Taxes on Distributions	–62.57%	–34.26%
Return After Taxes on Distributions and Sale of Fund Shares	–40.67%	–27.73%
The Bank of New York Mellon China Select ADR Index (reflects no deduction for fees, expenses or taxes)	–19.61%	–9.74%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in December of 2009.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Direxion Daily China Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily China Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the BNY China Select ADR Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.59%

Acquired Fund Fees and Expenses	0.17%

Total Annual Fund Operating Expenses	1.51%

Expense Waiver/Reimbursement	0.39%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.12%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$114	$439	$787	$1,768

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, this portfolio turnover rate is calculated without

DIREXION SHARES ETF TRUST PROSPECTUS	161

regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

China is considered an “emerging market,” as that term is defined by the index provider. The determination that China is an “emerging market”is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is a free float-adjusted capitalization-weighted index designed by the BNY Mellon to track the performance of a basket of companies who have their primary equity listing on a Chinese stock exchange or that also have depositary receipts that trade on a U.S. exchange or on the NASDAQ. Securities eligible for inclusion in the Index are evaluated to ensure their overall consistency with the character, design and purpose of the Index which is to further its use as an effective benchmark. Decisions regarding additions to and removals from the Index are guided by certain pre-existing objective criteria and is maintained by BNY Mellon. As of December 30, 2011, the index is comprised of 44 constituents with an average market capitalization of over $21.8 million and a median market capitalization of $2.07 million.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

162	DIREXION SHARES ETF TRUST PROSPECTUS

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily

DIREXION SHARES ETF TRUST PROSPECTUS	163

investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 41.01%. The Index’s highest volatility rate for any one calendar year during the

164	DIREXION SHARES ETF TRUST PROSPECTUS

five-year period is 30.78% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 0.57%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the

DIREXION SHARES ETF TRUST PROSPECTUS	165

market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

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Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table

DIREXION SHARES ETF TRUST PROSPECTUS	167

shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 90.17% for the quarter ended September 30, 2011 and its lowest calendar quarter return was –42.36% for the quarter ended September 30, 2010. The year-to-date return as of December 31, 2011 was 3.86%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (12/3/2009)
Return Before Taxes	3.86%	–29.93%
Return After Taxes on Distributions	3.86%	–29.93%
Return After Taxes on Distributions and Sale of Fund Shares	2.51%	24.62%
The Bank of New York Mellon China Select ADR Index (reflects no deduction for fees, expenses or taxes)	–19.61%	–9.74%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in December of 2009.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

168	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Developed Markets Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Developed Markets Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the MSCI EAFE® Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.64%

Acquired Fund Fees and Expenses	0.13%

Total Annual Fund Operating Expenses	1.52%

Expense Waiver/Reimbursement	0.36%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.16%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$118	$445	$795	$1,782

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 116% of the average value of its portfolio. However, this portfolio turnover rate is calculated without

DIREXION SHARES ETF TRUST PROSPECTUS	169

regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of December 30, 2011, the Index consisted of the following 30 developed market country indices: Australia, Austria, Belgium, Bermuda, China, Denmark, Finland, France, Germany, Greece, Guernsey, Hong Kong, Ireland, Isreal, Italy, Japan, Jersey, Luxembourg, Macau, Mexico, Mauritius, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk

170	DIREXION SHARES ETF TRUST PROSPECTUS

of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

DIREXION SHARES ETF TRUST PROSPECTUS	171

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 25.04%. The Index’s highest volatility rate for any one calendar year during the five-year period is 35.81% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is –4.17%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

172	DIREXION SHARES ETF TRUST PROSPECTUS

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

DIREXION SHARES ETF TRUST PROSPECTUS	173

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might

174	DIREXION SHARES ETF TRUST PROSPECTUS

be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 80.36% for the quarter ended June 30, 2009 and its lowest calendar quarter return was –56.63% for the quarter ended September 30, 2011. The year-to-date return as of December 31, 2011 was –49.55%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (12/17/2008)
Return Before Taxes	–49.55%	–8.14%
Return After Taxes on Distributions	–51.05%	–12.18%
Return After Taxes on Distributions and Sale of Fund Shares	–31.69%	–8.21%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	–11.67%	24.56%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax

DIREXION SHARES ETF TRUST PROSPECTUS	175

returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in December of 2008.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

176	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Developed Markets Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Developed Markets Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the MSCI EAFE® Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.95%

Acquired Fund Fees and Expenses	0.17%

Total Annual Fund Operating Expenses	1.87%

Expense Waiver/Reimbursement	0.75%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.12%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$114	$515	$941	$2,129

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, this portfolio turnover rate is calculated without

DIREXION SHARES ETF TRUST PROSPECTUS	177

regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of December 30, 2011, the Index consisted of the following 30 developed market country indices: Australia, Austria, Belgium, Bermuda, China, Denmark, Finland, France, Germany, Greece, Guernsey, Hong Kong, Ireland, Isreal, Italy, Japan, Jersey, Luxembourg, Macau, Mexico, Mauritius, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain

178	DIREXION SHARES ETF TRUST PROSPECTUS

exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

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Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 25.04%. The Index’s highest volatility rate for any one calendar year during the five-year period is 35.81% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is –4.17%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

180	DIREXION SHARES ETF TRUST PROSPECTUS

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

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Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

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Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 54.18% for the quarter ended September 30, 2011 and its lowest calendar quarter return was –55.65% for the quarter ended June 30, 2009. The year-to-date return as of December 31, 2011 was –15.67%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (12/17/2008)
Return Before Taxes	–15.67%	–50.80%
Return After Taxes on Distributions	–15.67%	–50.80%
Return After Taxes on Distributions and Sale of Fund Shares	–10.19%	–36.75%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	–11.67%	24.56%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ

DIREXION SHARES ETF TRUST PROSPECTUS	183

from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in December of 2008.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Direxion Daily Emerging Markets Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Emerging Markets Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the MSCI Emerging Markets IndexSM (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.26%

Acquired Fund Fees and Expenses	0.18%

Total Annual Fund Operating Expenses	1.19%

Expense Waiver/Reimbursement	0.04%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.15%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$117	$374	$650	$1,440

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 187% of the average value of its portfolio. However, this portfolio turnover rate is calculated without

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regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The term “emerging market,” as it is defined by the index provider, refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of December 30, 2011, the Index consisted of the following 22 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey, Ukraine.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

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Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In

DIREXION SHARES ETF TRUST PROSPECTUS	187

addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 27.30%. The Index’s highest volatility rate for any one calendar year during the five-year period is 40.16% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended

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December 30, 2011 is 2.55%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market

DIREXION SHARES ETF TRUST PROSPECTUS	189

close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this

190	DIREXION SHARES ETF TRUST PROSPECTUS

income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

DIREXION SHARES ETF TRUST PROSPECTUS	191

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 100.05% for the quarter ended June 30, 2009 and its lowest calendar quarter return was –65.80% for the quarter ended September 30, 2011. The year-to-date return as of December 31, 2011 was –62.66%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (12/17/2008)
Return Before Taxes	–62.66%	6.92%
Return After Taxes on Distributions	–63.08%	4.47%
Return After Taxes on Distributions and Sale of Fund Shares	–40.38%	5.44%
MSCI Emerging Markets IndexSM (reflects no deduction for fees, expenses or taxes)	–18.37%	68.44%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in December of 2008.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

192	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Emerging Markets Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Emerging Markets Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the MSCI Emerging Markets IndexSM (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.30%

Acquired Fund Fees and Expenses	0.17%

Total Annual Fund Operating Expenses	1.22%

Expense Waiver/Reimbursement	0.10%

Total Annual Fund Operating Expenses After Expense Waiver /Reimbursement	1.12%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$114	$377	$661	$1,468

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, this portfolio turnover rate is calculated without

DIREXION SHARES ETF TRUST PROSPECTUS	193

regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The term “emerging market,” as it is defined by the index provider, refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of December 30, 2011, the Index consisted of the following 22 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey, Ukraine.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

194	DIREXION SHARES ETF TRUST PROSPECTUS

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid

DIREXION SHARES ETF TRUST PROSPECTUS	195

secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (-300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%
The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 27.30%. The Index’s highest volatility rate for any one calendar year during the five-year period is 40.16% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 2.55%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and

196	DIREXION SHARES ETF TRUST PROSPECTUS

“Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving -288% exposure of her investment instead of –300%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will

DIREXION SHARES ETF TRUST PROSPECTUS	197

be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than -300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution

198	DIREXION SHARES ETF TRUST PROSPECTUS

may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Calendar Year Total Return as of December 31

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During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 89.73% for the quarter ended September 30, 2011 and its lowest calendar quarter return was –65.26% for the quarter ended June 30, 2009. The year-to-date return as of December 31, 2011 was –3.10%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (12/17/2008)
Return Before Taxes	–3.10%	–67.48%
Return After Taxes on Distributions	–3.10%	–67.48%
Return After Taxes on Distributions and Sale of Fund Shares	–2.01%	–43.32%
MSCI Emerging Markets IndexSM (reflects no deduction for fees, expenses or taxes)	–18.37%	68.44%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in December of 2008.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Direxion Daily India Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily India Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Indus India Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.43%

Acquired Fund Fees and Expenses	0.38%

Total Annual Fund Operating Expenses	1.56%

Expense Waiver/Reimbursement	0.22%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.34%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$136	$471	$829	$1,838

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, this portfolio turnover rate is calculated without

DIREXION SHARES ETF TRUST PROSPECTUS	201

regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

India is considered an “emerging market,” as that term is defined by the index provider. The determination that India is an “emerging market” is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is designed to replicate the Indian equity markets as a whole through a group of 50 Indian stocks selected from a universe of the largest companies listed on two major Indian exchanges. The Index utilizes a proprietary measure called IndusCap, which takes into account restrictions on foreign ownership of Indian securities imposed by Indian regulators; and has thus been created specifically for use by funds managed on behalf of foreign investors (i.e. investors outside of India). The Index has 50 constituents, spread among the following sectors: Information Technology, Health Services, Financial Services, Heavy Industry, Consumer Products and Other. The Index is supervised by an index committee, comprised of representatives of the Index Provider and members of academia specializing in emerging markets.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

202	DIREXION SHARES ETF TRUST PROSPECTUS

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Consumer Staples Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the consumer staples sector. The consumer staples sector may be affected by the permissibility of using various food additives and production methods, changing consumer tastes, marketing campaigns and other factors affecting consumer demand. In particular, tobacco companies may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

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Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be

204	DIREXION SHARES ETF TRUST PROSPECTUS

expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the period from inception, February 11, 2008, through December 30, 2011 is 34.4%. The Index’s highest volatility rate during the same period is 39.0% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the same period is –9.44%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Financial Services Companies Risk

The Fund will focus its investments in securities issued by, and/or have exposure to, financial services companies. As a result, the Fund is subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial services companies. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be

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limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

Healthcare Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the healthcare sector. The profitability of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Industrial Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the industrial sector. Stock prices of issuers in the industrial sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events and economic conditions will also affect the performance of investment in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by governments spending policies because companies involved in this industry rely to a significant extent on government demand for their products and services. Thus, the financial condition of, and investor interst in, areorspace and defense companies are heavily influenced by government defense spending policies which are typically under pressure from efforts to the control government spending budgets. Transportation companies, another component of the industrial sector, are subject to cyclical performance and therefore investment in such companies may experience occasional sharp price moevements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index

206	DIREXION SHARES ETF TRUST PROSPECTUS

decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

DIREXION SHARES ETF TRUST PROSPECTUS	207

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Technology Securities Risk

The Fund will focus its investments in securities issued by, and/or have exposure to, companies that serve the electronics and computer industries or that manufacture products based on the latest applied science. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

The Fund sought a daily target of 200% until December 1, 2011. At that time, the Fund began to seek a daily target of 300%.

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Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was –5.52% for the quarter ended June 30, 2011 and its lowest calendar quarter return was –42.05% for the quarter ended September 30, 2011. The year-to-date return as of December 31, 2011 was –67.46%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (3/9/2010)
Return Before Taxes	–67.46%	–38.59%
Return After Taxes on Distributions	–67.46%	–38.66%
Return After Taxes on Distributions and Sale of Fund Shares	–43.85%	–31.69%
Indus India Index (reflects no deduction for fees, expenses or taxes)	–34.84%	–24.07%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in March of 2010.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	209

Direxion Daily India Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily India Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to -300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the Indus India Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	1.48%

Acquired Fund Fees and Expenses	0.15%

Total Annual Fund Operating Expenses	2.38%

Expense Waiver/Reimbursement	1.28%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.10%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$112	$620	$1,154	$2,618

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the

210	DIREXION SHARES ETF TRUST PROSPECTUS

Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

India is considered an “emerging market,” as that term is defined by the index provider. The determination that India is an “emerging market” is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is designed to replicate the Indian equity markets as a whole through a group of 50 Indian stocks selected from a universe of the largest companies listed on two major Indian exchanges. The Index utilizes a proprietary measure called IndusCap, which takes into account restrictions on foreign ownership of Indian securities imposed by Indian regulators; and has thus been created specifically for use by funds managed on behalf of foreign investors (i.e. investors outside of India). The Index has 50 constituents, spread among the following sectors: Information Technology, Health Services, Financial Services, Heavy Industry, Consumer Products and Other. The Index is supervised by an index committee, comprised of representatives of the Index Provider and members of academia specializing in emerging markets.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

DIREXION SHARES ETF TRUST PROSPECTUS	211

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Consumer Staples Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the consumer staples sector. The consumer staples sector may be affected by the permissibility of using various food additives and production methods, changing consumer tastes, marketing campaigns and other factors affecting consumer demand. In particular, tobacco companies may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying

212	DIREXION SHARES ETF TRUST PROSPECTUS

those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

DIREXION SHARES ETF TRUST PROSPECTUS	213

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the period from inception, February 11, 2008, through December 30, 2011 is 34.4%. The Index’s highest volatility rate during the same period is 39.0% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the same period is –9.44%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Financial Services Companies Risk

The Fund will focus its investments in securities issued by, and/or have exposure to, financial services companies. As a result, the Fund is subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial services companies. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

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Healthcare Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the healthcare sector. The profitability of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Industrial Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the industrial sector. Stock prices of issuers in the industrial sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events and economic conditions will also affect the performance of investment in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by governments spending policies because companies involved in this industry rely to a significant extent on government demand for their products and services. Thus, the financial condition of, and investor interst in, areorspace and defense companies are heavily influenced by government defense spending policies which are typically under pressure from efforts to the control government spending budgets. Transportation companies, another component of the industrial sector, are subject to cyclical performance and therefore investment in such companies may experience occasional sharp price moevements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

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To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

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Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Technology Securities Risk

The Fund will focus its investments in securities issued by, and/or have exposure to, companies that serve the electronics and computer industries or that manufacture products based on the latest applied science. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

DIREXION SHARES ETF TRUST PROSPECTUS	217

The Fund sought a daily target of 200% until December 1, 2011. At that time, the Fund began to seek a daily target of 300%.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 45.22% for the quarter ended September 30, 2011 and its lowest calendar quarter return was –0.73% for the quarter ended June 30, 2011. The year-to-date return as of December 31, 2011 was 80.03%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (3/9/2010)
Return Before Taxes	80.03%	5.28%
Return After Taxes on Distributions	80.03%	5.28%
Return After Taxes on Distributions and Sale of Fund Shares	52.02%	4.51%
Indus India Index (reflects no deduction for fees, expenses or taxes)	–34.84%	–24.07%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in March of 2010.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

218	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Indonesia Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Indonesia Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Market Vectors Indonesia Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.28%

Total Annual Fund Operating Expenses	1.03%

Expense Waiver/Reimbursement	0.08%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$320

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

DIREXION SHARES ETF TRUST PROSPECTUS	219

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

Indonesia is considered an “emerging market,” as that term is defined by the index provider. The determination that Indonesia is an “emerging market”is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is a modified capitalization weighted, float adjusted index comprised of publicly traded companies that are domiciled and primarily listed on an exchange in Indonesia or that generate at least 50% of their revenues in Indonesia. In exceptional cases, companies with less than 50% of their revenues derived from Indonesia may be eligible for inclusion in the Index. Only companies with market capitalizations greater than $150 million that have a three-month average daily trading volume of at least $1 million and that have traded at least 250,000 shares each month over the last six months are eligible for inclusion in the Index. As of December 30, 2011, the Index included 37 securities with a total market capitalization in excess of $12.1 billion.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

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Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily

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investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 37.2%. The Index’s highest volatility rate for any one calendar year during the five-year period is 46.81% and volatility for a shorter period

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of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 31, 2011 is 42.84%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the

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value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small

224	DIREXION SHARES ETF TRUST PROSPECTUS

and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade

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the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Direxion Daily Indonesia Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Indonesia Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the Market Vectors Indonesia Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.30%

Total Annual Fund Operating Expenses	1.05%

Expense Waiver/Reimbursement	0.10%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$324

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in:

DIREXION SHARES ETF TRUST PROSPECTUS	227

futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

Indonesia is considered an “emerging market,” as that term is defined by the index provider. The determination that Indonesia is an “emerging market” is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is a modified capitalization weighted, float adjusted index comprised of publicly traded companies that are domiciled and primarily listed on an exchange in Indonesia or that generate at least 50% of their revenues in Indonesia. In exceptional cases, companies with less than 50% of their revenues derived from Indonesia may be eligible for inclusion in the Index. Only companies with market capitalizations greater than $150 million that have a three-month average daily trading volume of at least $1 million and that have traded at least 250,000 shares each month over the last six months are eligible for inclusion in the Index. As of December 30, 2011, the Index included 37 securities with a total market capitalization in excess of $12.1 billion.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than

228	DIREXION SHARES ETF TRUST PROSPECTUS

principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

DIREXION SHARES ETF TRUST PROSPECTUS	229

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 37.2%. The Index’s highest volatility rate for any one calendar year during the five-year period is 46.81% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 31, 2011 is 42.84%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

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Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

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Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional

232	DIREXION SHARES ETF TRUST PROSPECTUS

ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary

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market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

234	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Latin America Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Latin America Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the S&P Latin America 40 Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.55%

Acquired Fund Fees and Expenses	0.17%

Total Annual Fund Operating Expenses	1.47%

Expense Waiver/Reimbursement	0.32%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.15%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$117	$433	$772	$1,730

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

DIREXION SHARES ETF TRUST PROSPECTUS	235

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

Latin America is considered an “emerging market,” as that term is defined by the index provider. The determination that Latin America is an “emerging market” is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is an equity index drawn from four major Latin American markets: Argentina, Brazil, Chile, and Mexico. It is designed for investors seeking broad market exposure through an index that is efficient to replicate. The index constituents are leading, large, liquid, blue chip companies from the Latin American markets, capturing 70% of their total market capitalization. The index constituents are leading, large, liquid companies from the Latin American markets with a total market capitalization of $79.6 billion and a median market capitalization of $60.2 billion as of December 30, 2011.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

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Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In

DIREXION SHARES ETF TRUST PROSPECTUS	237

addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five–year period ended December 30, 2011 is 42.12%. The Index’s highest volatility rate for any one calendar year during the five-year period is 29.18% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended

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December 30, 2011 is 7.66%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as

DIREXION SHARES ETF TRUST PROSPECTUS	239

the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The

240	DIREXION SHARES ETF TRUST PROSPECTUS

Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

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Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 73.96% for the quarter ended September 30, 2010 and its lowest calendar quarter return was –62.92% for the quarter ended September 30, 2011. The year-to-date return as of December 31, 2011 was –60.49%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (12/3/2009)
Return Before Taxes	–60.49%	–33.01%
Return After Taxes on Distributions	–61.23%	–34.47%
Return After Taxes on Distributions and Sale of Fund Shares	–38.79%	–27.33%
S&P Latin America 40 Index (reflects no deduction for fees, expenses or taxes)	–18.36%	–5.94%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in December of 2009.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

242	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Latin America Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Latin America Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the S&P Latin America 40 Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	2.04%

Acquired Fund Fees and Expenses	0.19%

Total Annual Fund Operating Expenses	2.98%

Expense Waiver/Reimbursement	1.72%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.26%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$128	$759	$1,416	$3,177

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, this portfolio turnover rate is calculated without

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regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

Latin America is considered an “emerging market,” as that term is defined by the index provider. The determination that Latin America is an “emerging market”is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is an equity index drawn from four major Latin American markets: Argentina, Brazil, Chile, and Mexico. It is designed for investors seeking broad market exposure through an index that is efficient to replicate. The index constituents are leading, large, liquid, blue chip companies from the Latin American markets, capturing 70% of their total market capitalization. The index constituents are leading, large, liquid companies from the Latin American markets with a total market capitalization of $79.6 billion and a median market capitalization of $60.2 billion as of December 30, 2011.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

244	DIREXION SHARES ETF TRUST PROSPECTUS

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid

DIREXION SHARES ETF TRUST PROSPECTUS	245

secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 42.12%. The Index’s highest volatility rate for any one calendar year during the five-year period is 29.18% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 7.66%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and

246	DIREXION SHARES ETF TRUST PROSPECTUS

“Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

DIREXION SHARES ETF TRUST PROSPECTUS	247

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this

248	DIREXION SHARES ETF TRUST PROSPECTUS

income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

DIREXION SHARES ETF TRUST PROSPECTUS	249

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 82.49% for the quarter ended September 30, 2011 and its lowest calendar quarter return was –49.36% for the quarter ended September 30, 2010. The year-to-date return as of December 31, 2011 was 3.69%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (12/3/2009)
Return Before Taxes	3.69%	–31.69%
Return After Taxes on Distributions	2.41%	–32.66%
Return After Taxes on Distributions and Sale of Fund Shares	2.43%	–26.48%
S&P Latin America 40 Index (reflects no deduction for fees, expenses or taxes)	–18.36%	–5.94%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in December of 2009.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

250	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Malaysia Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Malaysia Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the MSCI Malaysia Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.28%

Total Annual Fund Operating Expenses	1.03%

Expense Waiver/Reimbursement	0.08%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$320

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the

DIREXION SHARES ETF TRUST PROSPECTUS	251

equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

Malaysia is considered an “emerging market,” as that term is defined by the index provider. The determination that Malaysia is an “emerging market”is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Malaysia. The Index is divided into large- and mid-cap segments and provides exhaustive coverage of these size segments by targeting a coverage range around 85% of free float-adjusted market capitalization in each market. As of December 30, 2011, the Index includes 42 securities totaling over $279.8 billion in market capitalization.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments,

252	DIREXION SHARES ETF TRUST PROSPECTUS

or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market

DIREXION SHARES ETF TRUST PROSPECTUS	253

value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five–year period ended December 30, 2011 is16.2%. The Index’s highest volatility rate for any one calendar year during the five–year period is 26.40% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five–year period ended December 30, 2011 is 10.71%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long–term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and

254	DIREXION SHARES ETF TRUST PROSPECTUS

“Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same

DIREXION SHARES ETF TRUST PROSPECTUS	255

absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial

256	DIREXION SHARES ETF TRUST PROSPECTUS

resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling

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fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

258	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Malaysia Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Malaysia Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the MSCI Malaysia Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.30%

Total Annual Fund Operating Expenses	1.05%

Expense Waiver/Reimbursement	0.10%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$324

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in:

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futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

Malaysia is considered an “emerging market,” as that term is defined by the index provider. The determination that Malaysia is an “emerging market”is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Malaysia. The Index is divided into large- and mid-cap segments and provides exhaustive coverage of these size segments by targeting a coverage range around 85% of free float-adjusted market capitalization in each market. As of December 30, 2011, the Index includes 42 securities totaling over $279.8 billion in market capitalization.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

260	DIREXION SHARES ETF TRUST PROSPECTUS

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

DIREXION SHARES ETF TRUST PROSPECTUS	261

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 16.2%. The Index’s highest volatility rate for any one calendar year during the five-year period is 26.40% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 10.71%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their

262	DIREXION SHARES ETF TRUST PROSPECTUS

portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is -300% of the Index loss of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving -288% exposure of her investment instead of –300%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower

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your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

264	DIREXION SHARES ETF TRUST PROSPECTUS

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this

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section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Direxion Daily Russia Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Russia Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the DAX Global Russia + Index (“Index”). Effective March 19, 2012, the Fund’s objective will change to seek daily investment results, before fees and expenses, of 300% of the performance of the Market Vectors Russia Index (“New Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	2.54%

Acquired Fund Fees and Expenses	0.31%

Total Annual Fund Operating Expenses	3.60%

Expense Waiver/Reimbursement	2.34%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.26%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$128	$886

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the period from the Fund’s inception on May 25, 2011 to its fiscal year end on October 31, 2011, the Fund’s portfolio

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turnover rate was 108% of the average value of its portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index (effective March 19, 2012 the New Index). These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

Russia is considered an “emerging market,” as that term is defined by the index provider. The determination that Russia is an “emerging market”is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies. Additionally, because Russia produces and exports large volumes of oil and gas, the Russian economy is particularly sensitive to the fluctuations in the global energy sector.

The Index is an index comprised of the most liquid Russian ADRs/GDRs and local shares, screening for high liquidity only, and capping the number of securities at 45. Selection is based on average daily trading volume only, with the minimum requirement for inclusion in the Index being daily trading volume of $1 million USD. Weighting of the Index is assigned based on market capitalization and reviewed and changed quarterly. The Index uses a highly transparent and understandable index concept to access the Russian market via easily replicable index underlying securities. Diversified with a historical bias towards the Energy sector, the Index is a broad index portfolio that reflects the Russian economy while still showing the dominance of the Energy sector.

Effective March 19, 2012, the New Index is a rules-based, index, intended to represent the overall performance of publically traded companies that are domiciled and primarily listed on an exchange in Russia or that are not Russian companies, but nonetheless generate at least 50% of their revenues in Russia. In exceptional cases, companies with less than 50% of their revenues derived from Russia may be eligible for inclusion in the New Index, but in such instances the Fund will limit its investment in such companies to less than 20% of its net assets.

Components of the New Index may include small and mid-capitalization stocks, but must have a market capitalization of greater than $150 million on a rebalancing date to be eligible for the New Index. Stocks whose market capitalizations fall below $75 million as of any rebalancing date will no longer be eligible for the New Index. Stocks must have a three-month average daily trading volume value of at least $1 million to be eligible for the New Index and issuers of such stocks must have traded at least 250,000 shares each month over the last six months. The New Index will commence operation in 2012. The New Index is reconstituted and rebalanced quarterly.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will

268	DIREXION SHARES ETF TRUST PROSPECTUS

concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund. Unless otherwise noted, all references to “Principal Risks” refer to both the Index and the New Index.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the energy sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme

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volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

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As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 51.09%. The Index’s highest volatility rate for any one calendar year during the five-year period is 34.06% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is –6.00%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

The New Index will commence operations in 2012 and therefore historical index volatility and performance are not yet available. In the future, historical New Index volatility and performance will be presented in this section. Historical New Index volatility and performance are not indications of what the New Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Energy Securities Risk

The Fund will invest in securities issued by, and/or have exposure to, companies that engage in energy-related businesses and companies primarily involved in the

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production and mining of coal and other fuels used in the generation of consumable energy. As a result, the Fund is subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The prices of the securities of energy and energy services companies may fluctuate widely due to the supply and demand for both their specific products or services and energy products in general. In addition, the prices of energy product securities may be affected by changes in value and dividend yield.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the

272	DIREXION SHARES ETF TRUST PROSPECTUS

performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Russian Securities Risk

Investment in Russian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely the Fund. Such heightened risks include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war and social instability as a result of religious, ethnic and/or socioeconmic unrest.

The government in Russia may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in Russia. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in Russia. Moreover, governmental approval or special licenses may be required prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer and may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of Russia and/or impose additional taxes on foreign investors. These factors, among others, make investing in issuers located or operating in Russia significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the value of the Fund’s shares.

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The value of the Russian Ruble may be subject to a high degree of fluctuation. The Fund’s assets will be invested primarily in equity securities of Russian issuers and the income received by the Fund will be principally in Russian Rubles. The Fund’s exposure to the Russian Ruble and changes in value of the Russian Ruble versus the U.S. dollar may result in reduced returns to the Fund. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and the Russian Ruble. In addition, the current economic turmoil in Russia and the effects on the current global economic crisis on the Russian economy may have significant adverse effects on the Russian Ruble.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small- and mid-capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market

274	DIREXION SHARES ETF TRUST PROSPECTUS

prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

No performance information is presented for the Fund because it does not have performance for a complete calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in May of 2011.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Direxion Daily Russia Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Russia Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to -300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the DAX Global Russia + Index (“Index”). Effective March 19, 2012, the Fund’s objective will change to seek daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the Market Vectors Russia Index (“New Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	2.82%

Acquired Fund Fees and Expenses	0.11%

Total Annual Fund Operating Expenses	3.68%

Expense Waiver/Reimbursement	2.61%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.07%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$109	$884

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the period from the Fund’s inception on May 25, 2011 to its fiscal year end on October 31, 2011, the Fund’s portfolio

276	DIREXION SHARES ETF TRUST PROSPECTUS

turnover rate was 0% of the average value of its portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index (effective March 19, 2012 the New Index). The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

Russia is considered an “emerging market,” as that term is defined by the index provider. The determination that Russia is an “emerging market”is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies. Additionally, because Russia produces and exports large volumes of oil and gas, the Russian economy is particularly sensitive to the fluctuations in the global energy sector.

The Index is an index comprised of the most liquid Russian ADRs/GDRs and local shares, screening for high liquidity only, and capping the number of securities at 45. Selection is based on average daily trading volume only, with the minimum requirement for inclusion in the Index being daily trading volume of $1 million USD. Weighting of the Index is assigned based on market capitalization and reviewed and changed quarterly. The Index uses a highly transparent and understandable index concept to access the Russian market via easily replicable index underlying securities. Diversified with a historical bias towards the Energy sector, the Index is a broad index portfolio that reflects the Russian economy while still showing the dominance of the Energy sector.

Effective March 29, 2012, the New Index is a rules-based, modified capitalization weighted, float adjusted index, intended to represent the overall performance of publically traded companies that are domiciled and primarily listed on an exchange in Russia or that are not Russian companies, but nonetheless generate at least 50% of their revenues in Russia. In exceptional cases, companies with less than 50% of their revenues derived from Russia may be eligible for inclusion in the New Index, but in such instances the Fund will limit its investment in such companies to less than 20% of its net assets.

Components of the New Index may include small and mid-capitalization stocks, but must have a market capitalization of greater than $150 million on a rebalancing date to be eligible for the New Index. Stocks whose market capitalizations fall below $75 million as of any rebalancing date will no longer be eligible for the New Index. Stocks must have a three-month average daily trading volume value of at least $1 million to be eligible for the Index and issuers of such stocks must have traded at least 250,000 shares each month over the last six months. The New Index will commence operation in 2012. The New Index is reconstituted and rebalanced quarterly.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will

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concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund. Unless otherwise noted, all references to “Principal Risks” refer to both the Index and the New Index.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the energy sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of

278	DIREXION SHARES ETF TRUST PROSPECTUS

correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (-300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that

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the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 51.09%. The Index’s highest volatility rate for any one calendar year during the five-year period is 34.06% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is –6.00%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

The New Index will commence operations in 2012 and therefore historical index volatility and performance are not yet available. In the future, historical New Index volatility and performance will be presented in this section. Historical New Index volatility and performance are not indications of what the New Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Energy Securities Risk

The Fund will invest in securities issued by, and/or have exposure to, companies that engage in energy-related businesses and companies primarily involved in the production and mining of coal and other fuels used in the generation of consumable energy. As a result, the Fund is subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The prices of the securities of energy and energy services companies may fluctuate widely due to the supply and demand for both their specific products or services and energy products in general. In addition, the

280	DIREXION SHARES ETF TRUST PROSPECTUS

prices of energy product securities may be affected by changes in value and dividend yield.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is -300% of the Index loss of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than -300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to

DIREXION SHARES ETF TRUST PROSPECTUS	281

value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Russian Securities Risk

Investment in Russian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely the Fund. Such heightened risks include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war and social instability as a result of religious, ethnic and/or socioeconmic unrest.

The government in Russia may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in Russia. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in Russia. Moreover, governmental approval or special licenses may be required prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer and may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of Russia and/or impose additional taxes on foreign investors. These factors, among others, make investing in issuers located or operating in Russia significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the value of the Fund’s shares.

The value of the Russian Ruble may be subject to a high degree of fluctuation. The Fund’s assets will be invested primarily in equity securities of Russian issuers and the income received by the Fund will be principally in Russian Rubles. The Fund’s exposure to the Russian Ruble and changes in value of the Russian Ruble versus the U.S. dollar may result in reduced returns to the Fund. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and the Russian Ruble. In addition, the current economic turmoil in Russia and the effects on the current global economic crisis on the Russian economy may have significant adverse effects on the Russian Ruble.

282	DIREXION SHARES ETF TRUST PROSPECTUS

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small- and mid-capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and

DIREXION SHARES ETF TRUST PROSPECTUS	283

NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

No performance information is presented for the Fund because it does not have performance for a complete calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in May of 2011.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

284	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily South Korea Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily South Korea Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the MSCI Korea Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.28%

Total Annual Fund Operating Expenses	1.03%

Expense Waiver/Reimbursement	0.08%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$320

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the

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equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

South Korea is considered an “emerging market,” as that term is defined by the index provider. The determination that South Korea is an “emerging market” is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of South Korea. The Index is divided into large- and mid-cap segments and provides exhaustive coverage of these size segments by targeting a coverage range around 85% of free float-adjusted market capitalization in each market. As of December 30, 2011, the Index includes 66 securities totaling over $760.6 billion in market capitalization.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments,

286	DIREXION SHARES ETF TRUST PROSPECTUS

or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices

DIREXION SHARES ETF TRUST PROSPECTUS	287

of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 28.0%. The Index’s highest volatility rate for any one calendar year during the five-year period is 58.92% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 6.35%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information

288	DIREXION SHARES ETF TRUST PROSPECTUS

Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative

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relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group.

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In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured

DIREXION SHARES ETF TRUST PROSPECTUS	291

based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Direxion Daily South Korea Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily South Korea Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to -300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the MSCI Korea Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.30%

Total Annual Fund Operating Expenses	1.05%

Expense Waiver/Reimbursement	0.10%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$324

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in:

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futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

South Korea is considered an “emerging market,” as that term is defined by the index provider. The determination that South Korea is an “emerging market”is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of South Korea. The Index is divided into large- and mid-cap segments and provides exhaustive coverage of these size segments by targeting a coverage range around 85% of free float-adjusted market capitalization in each market. As of December 30, 2011, the Index includes 66 securities totaling over $760.6 billion in market capitalization.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

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Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

DIREXION SHARES ETF TRUST PROSPECTUS	295

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 28.0%. The Index’s highest volatility rate for any one calendar year during the five-year period is 58.92% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 6.35%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their

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portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating

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expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

298	DIREXION SHARES ETF TRUST PROSPECTUS

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this

DIREXION SHARES ETF TRUST PROSPECTUS	299

section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

300	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Taiwan Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Taiwan Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the MSCI Taiwan Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.28%

Total Annual Fund Operating Expenses	1.03%

Expense Waiver/Reimbursement	0.08%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$320

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the

DIREXION SHARES ETF TRUST PROSPECTUS	301

equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

Taiwan is considered an “emerging market,” as that term is defined by the index provider. The determination that Taiwan is an “emerging market”is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Taiwan. The Index is divided into large- and mid-cap segments and provides exhaustive coverage of these size segments by targeting a coverage range around 85% of free float-adjusted market capitalization in each market. As of December 30, 2011, the Index includes 113 securities totaling over $510.2 billion in market capitalization.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments,

302	DIREXION SHARES ETF TRUST PROSPECTUS

or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices

DIREXION SHARES ETF TRUST PROSPECTUS	303

of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 25.5%. The Index’s highest volatility rate for any one calendar year during the five-year period is 37.24% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is –0.58%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and

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“Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative

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relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial

306	DIREXION SHARES ETF TRUST PROSPECTUS

resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling

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fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

308	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Taiwan Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Taiwan Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the MSCI Taiwan Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.30%

Total Annual Fund Operating Expenses	1.05%

Expense Waiver/Reimbursement	0.10%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$324

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in:

DIREXION SHARES ETF TRUST PROSPECTUS	309

futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

Taiwan is considered an “emerging market,” as that term is defined by the index provider. The determination that Taiwan is an “emerging market”is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Taiwan. The Index is divided into large- and mid-cap segments and provides exhaustive coverage of these size segments by targeting a coverage range around 85% of free float-adjusted market capitalization in each market. As of December 30, 2011, the Index includes 113 securities totaling over $510.2 billion in market capitalization.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

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Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

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Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 25.5%. The Index’s highest volatility rate for any one calendar year during the five-year period is 37.24% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 31, 2011 is –0.58%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their

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portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and

DIREXION SHARES ETF TRUST PROSPECTUS	313

the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse

314	DIREXION SHARES ETF TRUST PROSPECTUS

publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary

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market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Direxion Daily Thailand Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Thailand Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the MSCI Thailand Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.28%

Total Annual Fund Operating Expenses	1.03%

Expense Waiver/Reimbursement	0.08%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$320

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the

DIREXION SHARES ETF TRUST PROSPECTUS	317

equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

Thailand is considered an “emerging market,” as that term is defined by the index provider. The determination that Thailand is an “emerging market”is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Thailand. The Index is divided into large- and mid-cap segments and provides exhaustive coverage of these size segments by targeting a coverage range around 85% of free float-adjusted market capitalization in each market. As of December 30, 2011, the Index includes 20 securities totaling over $178.5 billion in market capitalization.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments,

318	DIREXION SHARES ETF TRUST PROSPECTUS

or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices

DIREXION SHARES ETF TRUST PROSPECTUS	319

of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
-60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 29.0%. The Index’s highest volatility rate for any one calendar year during the five-year period is 41.11% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 12.49%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and

320	DIREXION SHARES ETF TRUST PROSPECTUS

“Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative

DIREXION SHARES ETF TRUST PROSPECTUS	321

relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the

322	DIREXION SHARES ETF TRUST PROSPECTUS

investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary

DIREXION SHARES ETF TRUST PROSPECTUS	323

market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

324	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Thailand Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Thailand Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the MSCI Thailand Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.30%

Total Annual Fund Operating Expenses	1.05%

Expense Waiver/Reimbursement	0.10%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$324

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in:

DIREXION SHARES ETF TRUST PROSPECTUS	325

futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

Thailand is considered an “emerging market,” as that term is defined by the index provider. The determination that Thailand is an “emerging market”is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Thailand. The Index is divided into large- and mid-cap segments and provides exhaustive coverage of these size segments by targeting a coverage range around 85% of free float-adjusted market capitalization in each market. As of December 30, 2011, the Index includes 20 securities totaling over $178.5 billion in market capitalization.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

326	DIREXION SHARES ETF TRUST PROSPECTUS

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

DIREXION SHARES ETF TRUST PROSPECTUS	327

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 29.0%. The Index’s highest volatility rate for any one calendar year during the five-year period is 41.11% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 12.49%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their

328	DIREXION SHARES ETF TRUST PROSPECTUS

portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is -300% of the Index loss of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and

DIREXION SHARES ETF TRUST PROSPECTUS	329

the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse

330	DIREXION SHARES ETF TRUST PROSPECTUS

publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

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Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

332	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Turkey Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Turkey Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the MSCI Turkey Investable Market Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.24%

Total Annual Fund Operating Expenses	0.99%

Expense Waiver/Reimbursement	0.04%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$312

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the

DIREXION SHARES ETF TRUST PROSPECTUS	333

securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

Turkey is considered an “emerging market,” as that term is defined by the index provider. The determination that Turkey is an “emerging market”is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. In general, emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Turkey. In attempting to capture the full breadth of the Turkey market, the Index includes all investable stock (large-, mid- and small-capitalization securities) in that country after applying screens for size, liquidity and minimum float. The Index consists of stocks primarily traded on the Istanbul Stock Exchange. As of February 16, 2012, the Index included 24 stocks with a median market capitalization of $4.77 billion. As of September 30, 2011, the Index’s three largest sectors by component weightings were financials (49.55%), consumer staples (13.18%) and telecommunication services (12.69%).

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

334	DIREXION SHARES ETF TRUST PROSPECTUS

Consumer Staples Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the consumer staples sector. The consumer staples sector may be affected by the permissibility of using various food additives and production methods, changing consumer tastes, marketing campaigns and other factors affecting consumer demand. In particular, tobacco companies may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks

DIREXION SHARES ETF TRUST PROSPECTUS	335

that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

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Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011is 32.0%. The Index’s highest volatility rate for any one calendar year during the five-year period is 59.58% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011is 6.64%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Financial Services Companies Risk

The Fund will focus its investments in securities issued by, and/or have exposure to, financial services companies. As a result, the Fund is subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial services companies. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

DIREXION SHARES ETF TRUST PROSPECTUS	337

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Industrial Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the industrial sector. Stock prices of issuers in the industrial sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events and economic conditions will also affect the performance of investment in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by governments spending policies because companies involved in this industry rely to a significant extent on government demand for their products and services. Thus, the financial condition of, and investor interst in, areorspace and defense companies are heavily influenced by government defense spending policies which are typically under pressure from efforts to the control government spending budgets. Transportation companies, another component of the industrial sector, are subject to cyclical performance and therefore investment in such companies may experience occasional sharp price moevements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market

338	DIREXION SHARES ETF TRUST PROSPECTUS

and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s

DIREXION SHARES ETF TRUST PROSPECTUS	339

treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares.

The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

340	DIREXION SHARES ETF TRUST PROSPECTUS

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	341

Direxion Daily Turkey Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Turkey Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to -300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the MSCI Turkey Investable Market Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.26%

Total Annual Fund Operating Expenses	1.01%

Expense Waiver/Reimbursement	0.06%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in:

342	DIREXION SHARES ETF TRUST PROSPECTUS

futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

Turkey is considered an “emerging market,” as that term is defined by the index provider. The determination that Turkey is an “emerging market” is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. In general, emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Turkey. In attempting to capture the full breadth of the Turkey market, the Index includes all investable stock (large-, mid- and small-capitalization securities) in that country after applying screens for size, liquidity and minimum float. The Index consists of stocks primarily traded on the Istanbul Stock Exchange. As of February 16, 2012, the Index included 24 stocks with a median market capitalization of $4.77 billion. As of September 30, 2011, the Index’s three largest sectors by component weightings were financials (49.55%), consumer staples (13.18%) and telecommunication services (12.69%).

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than

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principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Consumer Staples Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the consumer staples sector. The consumer staples sector may be affected by the permissibility of using various food additives and production methods, changing consumer tastes, marketing campaigns and other factors affecting consumer demand. In particular, tobacco companies may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment

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objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 32.0%. The Index’s highest volatility rate for any one calendar year during the

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five-year period is 59.58% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 6.64%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Financial Services Companies Risk

The Fund will focus its investments in securities issued by, and/or have exposure to, financial services companies. As a result, the Fund is subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial services companies. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

346	DIREXION SHARES ETF TRUST PROSPECTUS

Industrial Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the industrial sector. Stock prices of issuers in the industrial sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events and economic conditions will also affect the performance of investment in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by governments spending policies because companies involved in this industry rely to a significant extent on government demand for their products and services. Thus, the financial condition of, and investor interst in, areorspace and defense companies are heavily influenced by government defense spending policies which are typically under pressure from efforts to the control government spending budgets. Transportation companies, another component of the industrial sector, are subject to cyclical performance and therefore investment in such companies may experience occasional sharp price moevements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A

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non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (includingETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

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Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	349

Direxion Daily Agribusiness Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Agribusiness Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the DAX Global Agribusiness Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses of the Fund	2.27%

Acquired Fund Fees and Expenses	0.24%

Total Annual Fund Operating Expenses	3.26%

Expense Waiver/Reimbursement	2.07%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.19%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$121	$810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the period from the Fund’s inception on May 25, 2011 to its fiscal year end on October 31, 2011, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

350	DIREXION SHARES ETF TRUST PROSPECTUS

However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is comprised of companies that generate more than 50% of their revenues with agribusiness. The largest agribusiness companies in the world are chosen without considering their country of origin. Companies may be chosen from any continent and from economies classified as either developed or emerging. Firms in the Index are involved in the production of agricultural products such as grains, corn, corn starch, soybeans, cotton, sugar, coffee, cocoa, flour, vegetable oil, rubber, fruits, juice, crop seeds, spices, edible nuts, ethanol, biodiesel, or livestock. Firms may be involved in any phase of these operations including logistics, production of equipment or chemicals, or the processing and production of end products. Selection is based on market capitalization as well as average daily trading and turnover volume. Screening these characteristics to high standards and rebalancing them quarterly creates a broad portfolio index concept that is easily replicable based on the underlying securities. As of December 30, 2011, the companies included in the Index have an average market capitalization of $8.3 billion and a median market capitalization of $3.9 billion.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

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Agriculture Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the agriculture sector. Companies operating in the agriculture sector may be adversely affected by certain legislative or regulatory developments related to food safety, the environment, taxes and other governmental policies. In addition, such companies are subject to risks associated with increased competition caused by economic recession, labor difficulties, changing consumer tastes and a decrease in demand for products and services provided by such companies. Companies operating in the agriculture sector are at risk for environmental damage claims, depletion of resources, and mandated expenditures for safety and pollution control devices. Furthermore, as a result of a weak economy, companies operating in the agriculture sector may be adversely affected by changes in consumer spending.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the agriculture sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index.

The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index

352	DIREXION SHARES ETF TRUST PROSPECTUS

rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated

DIREXION SHARES ETF TRUST PROSPECTUS	353

Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 32.54%. The Index’s highest volatility rate for any one calendar year during the five-year period is 25.38% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 10.64%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of

354	DIREXION SHARES ETF TRUST PROSPECTUS

such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

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Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

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Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

No performance information is presented for the Fund because it does not have performance for a complete calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in May of 2011.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Direxion Daily Agribusiness Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Agribusiness Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the DAX Global Agribusiness Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	2.99%

Acquired Fund Fees and Expenses	0.09%

Total Annual Fund Operating Expenses	3.83%

Expense Waiver/Reimbursement	2.79%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.04%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$106	$912

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the period from the Fund’s inception on May 25, 2011 to its fiscal year end on October 31, 2011, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

358	DIREXION SHARES ETF TRUST PROSPECTUS

However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index is comprised of companies that generate more than 50% of their revenues with agribusiness. The largest agribusiness companies in the world are chosen without considering their country of origin. Companies may be chosen from any continent and from economies classified as either developed or emerging. Firms in the Index are involved in the production of agricultural products such as grains, corn, corn starch, soybeans, cotton, sugar, coffee, cocoa, flour, vegetable oil, rubber, fruits, juice, crop seeds, spices, edible nuts, ethanol, biodiesel, or livestock. Firms may be involved in any phase of these operations including logistics, production of equipment or chemicals, or the processing and production of end products. Selection is based on market capitalization as well as average daily trading and turnover volume. Screening these characteristics to high standards and rebalancing them quarterly creates a broad portfolio index concept that is easily replicable based on the underlying securities. As of December 30, 2011, the companies included in the Index have an average market capitalization of $8.3 billion and a median market capitalization of $3.9 billion.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

DIREXION SHARES ETF TRUST PROSPECTUS	359

Agriculture Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the agriculture sector. Companies operating in the agriculture sector may be adversely affected by certain legislative or regulatory developments related to food safety, the environment, taxes and other governmental policies. In addition, such companies are subject to risks associated with increased competition caused by economic recession, labor difficulties, changing consumer tastes and a decrease in demand for products and services provided by such companies. Companies operating in the agriculture sector are at risk for environmental damage claims, depletion of resources, and mandated expenditures for safety and pollution control devices. Furthermore, as a result of a weak economy, companies operating in the agriculture sector may be adversely affected by changes in consumer spending.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the agriculture sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-

360	DIREXION SHARES ETF TRUST PROSPECTUS

exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

DIREXION SHARES ETF TRUST PROSPECTUS	361

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 32.54%. The Index’s highest volatility rate for any one calendar year during the five-year period is 25.38% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 10.64%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is -300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s

362	DIREXION SHARES ETF TRUST PROSPECTUS

extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than -300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund

DIREXION SHARES ETF TRUST PROSPECTUS	363

shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

364	DIREXION SHARES ETF TRUST PROSPECTUS

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

No performance information is presented for the Fund because it does not have performance for a complete calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in May of 2011.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	365

Direxion Daily Basic Materials Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Basic Materials Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Materials Select Sector Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	3.06%

Acquired Fund Fees and Expenses	0.15%

Total Annual Fund Operating Expenses	3.96%

Expense Waiver/Reimbursement	2.86%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.10%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$112	$944

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the period from the Fund’s inception on June 15, 2011 to its fiscal year end on October 31, 2011, the Fund’s portfolio

366	DIREXION SHARES ETF TRUST PROSPECTUS

turnover rate was 76% of the average value of its portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is provided by Standard & Poor’s (the “Index Provider”) and includes domestic companies from the following industries: chemicals; metals & mining; paper & forest products; containers & packaging; and construction materials. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by the Index Provider using a modified “market capitalization” methodology, which is a hybrid between equal weighting and conventional capitalization weighting with the weighting capped for the largest stocks included in the Index. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. As of December 30, 2011, the Index was comprised of 30 stocks.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

DIREXION SHARES ETF TRUST PROSPECTUS	367

Basic Materials Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the basic materials sector. Companies in the basic materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. The production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Companies in the basic materials sector also are at risk for environmental damage and product liability claims, and may be adversely affected by depletion of resources, technical progress, labor relations, and governmental regulations.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the basic materials sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move

368	DIREXION SHARES ETF TRUST PROSPECTUS

in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

DIREXION SHARES ETF TRUST PROSPECTUS	369

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 33.79%. The Index’s highest volatility rate for any one calendar year during the five-year period is 30.59% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 1.80%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the

370	DIREXION SHARES ETF TRUST PROSPECTUS

performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

DIREXION SHARES ETF TRUST PROSPECTUS	371

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

No performance information is presented for the Fund because it does not have performance for a complete calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in June of 2011.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

372	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Basic Materials Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Basic Materials Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to -300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the Materials Select Sector Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	2.57%

Acquired Fund Fees and Expenses	0.09%

Total Annual Fund Operating Expenses	3.41%

Expense Waiver/Reimbursement	2.37%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.04%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$106	$826

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the period from the Fund’s inception on June 15, 2011 to its fiscal year end on October 31, 2011, the Fund’s portfolio

DIREXION SHARES ETF TRUST PROSPECTUS	373

turnover rate was 0% of the average value of its portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index is provided by Standard & Poor’s (the “Index Provider”) and includes domestic companies from the following industries: chemicals; metals & mining; paper & forest products; containers & packaging; and construction materials. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by the Index Provider using a modified “market capitalization” methodology, which is a hybrid between equal weighting and conventional capitalization weighting with the weighting capped for the largest stocks included in the Index. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. As of December 30, 2011, the Index was comprised of 30 stocks.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

374	DIREXION SHARES ETF TRUST PROSPECTUS

Basic Materials Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the basic materials sector. Companies in the basic materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. The production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Companies in the basic materials sector also are at risk for environmental damage and product liability claims, and may be adversely affected by depletion of resources, technical progress, labor relations, and governmental regulations.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the basic materials sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks

DIREXION SHARES ETF TRUST PROSPECTUS	375

that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (-300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

376	DIREXION SHARES ETF TRUST PROSPECTUS

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 33.79%. The Index’s highest volatility rate for any one calendar year during the five-year period is 30.59% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 1.80%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

DIREXION SHARES ETF TRUST PROSPECTUS	377

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than -300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this

378	DIREXION SHARES ETF TRUST PROSPECTUS

income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

No performance information is presented for the Fund because it does not have performance for a complete calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in June of 2011.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

DIREXION SHARES ETF TRUST PROSPECTUS	379

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

380	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Commodity Related Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Commodity Related Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Morgan Stanley® Commodity Related Equity Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.33%

Total Annual Fund Operating Expenses	1.08%

Expense Waiver/Reimbursement	0.13%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

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Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is provided by Morgan Stanley® (the “Index Provider) and is an equal-dollar weighted index of shares of 20 widely held domestic and foreign companies selected by the Index Provider that are involved in commodity-related industries such as energy (e.g. oil and gas production and oilfield services and equipment), non-ferrous metals, precious metals, agriculture and forest products. The Index was developed with a base value of 200 as of March 15, 1996. The Index Provider is not a sponsor of, or in any way affiliated with, the Fund.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Agriculture Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the agriculture sector. Companies operating in the agriculture sector may be adversely affected by certain legislative or regulatory developments related to food safety, the environment, taxes and other governmental policies. In addition, such companies are subject to risks associated with increased competition caused by economic recession, labor difficulties, changing consumer tastes and a decrease in demand for products and services provided by such companies. Companies operating in the agriculture sector are at risk for environmental damage claims, depletion of resources, and mandated expenditures for safety and

382	DIREXION SHARES ETF TRUST PROSPECTUS

pollution control devices. Furthermore, as a result of a weak economy, companies operating in the agriculture sector may be adversely affected by changes in consumer spending.

Commodity Related Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the commodities sector. Investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. The value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in various commodity-related industries, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

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Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one

384	DIREXION SHARES ETF TRUST PROSPECTUS

day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 36.9%. The Index’s highest volatility rate for any one calendar year during the five-year period is 57.0% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 8.25%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Energy Securities Risk

The Fund will invest in securities issued by, and/or have exposure to, companies that engage in energy-related businesses and companies primarily involved in the production and mining of coal and other fuels used in the generation of consumable energy. As a result, the Fund is subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The prices of the securities of energy and energy services companies may fluctuate widely due to the supply and demand for both their specific products or services and energy products in general. In addition, the prices of energy product securities may be affected by changes in value and dividend yield.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s

DIREXION SHARES ETF TRUST PROSPECTUS	385

gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Mining and Metal Industry Risk

The Fund will invest in securities issued by, and/or have exposure to, companies primarily involved in the mining of precious metals. Investments in mining and metal industry companies may be speculative and subject to greater price volatility than investments in other types of companies. Increased environmental or labor costs may depress the value of mining and metal investments. In addition, changes in international monetary policies or economic and political conditions can affect the supply of gold and precious metals,

386	DIREXION SHARES ETF TRUST PROSPECTUS

and consequently the value of mining and metal company investments. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.

Natural Gas Sector Risk

The Fund will invest in securities issued by, and/or have exposure to, companies primarily involved in the natural gas sector. The profitability of companies engaged in the exploration and production of natural gas may be adversely affected by changes in worldwide energy prices, exploration and production spending, government policies and regulation, economic conditions and world events. Natural gas companies also could be adversely affected by commodity price volatility, changes in exchange rates, interest rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations and may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. In addition, the natural gas companies must comply with a broad range of environmental laws and regulations. Additional or more stringent environmental laws and regulations may be enacted in the future and such changes could have a material adverse effect on natural gas companies’ profitability. Finally, natural gas companies compete with alternative fuel companies, such as coal and oil companies, which also may adversely affect the profitability of natural gas companies.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might

DIREXION SHARES ETF TRUST PROSPECTUS	387

be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

388	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Commodity Related Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Commodity Related Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the Morgan Stanley® Commodity Related Equity Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.34%

Total Annual Fund Operating Expenses	1.09%

Expense Waiver/Reimbursement	0.14%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$333

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in:

DIREXION SHARES ETF TRUST PROSPECTUS	389

futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index is provided by Morgan Stanley® (the “Index Provider) and is an equal-dollar weighted index of shares of 20 widely held domestic and foreign companies selected by the Index Provider that are involved in commodity-related industries such as energy (e.g. oil and gas production and oilfield services and equipment), non-ferrous metals, precious metals, agriculture and forest products. The Index was developed with a base value of 200 as of March 15, 1996. The Index Provider is not a sponsor of, or in any way affiliated with, the Fund.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Agriculture Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the agriculture sector. Companies operating in the agriculture sector may be adversely affected by certain legislative or regulatory developments related to food safety, the environment, taxes and other governmental policies. In addition, such companies are subject to risks associated with increased competition caused by economic recession, labor difficulties, changing consumer tastes and a decrease in demand for products and services provided by such companies. Companies operating in the agriculture sector are at risk for environmental damage claims, depletion of resources, and mandated expenditures for safety and pollution control devices. Furthermore, as a result of a weak economy, companies operating in the agriculture sector may be adversely affected by changes in consumer spending.

390	DIREXION SHARES ETF TRUST PROSPECTUS

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Commodity Related Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the commodities sector. Investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. The value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in various commodity-related industries, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the

DIREXION SHARES ETF TRUST PROSPECTUS	391

Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be

392	DIREXION SHARES ETF TRUST PROSPECTUS

expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 36.9%. The Index’s highest volatility rate for any one calendar year during the five-year period is 57.0% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 8.25%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Energy Securities Risk

The Fund will invest in securities issued by, and/or have exposure to, companies that engage in energy-related businesses and companies primarily involved in the production and mining of coal and other fuels used in the generation of consumable energy. As a result, the Fund is subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The prices of the securities of energy and energy services companies may fluctuate widely due to the supply and demand for both their specific products or services and energy products in general. In addition, the prices of energy product securities may be affected by changes in value and dividend yield.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

DIREXION SHARES ETF TRUST PROSPECTUS	393

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than -300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Mining and Metal Industry Risk

The Fund will invest in securities issued by, and/or have exposure to, companies primarily involved in the mining of precious metals. Investments in mining and metal industry companies may be speculative and subject to greater price volatility than investments in other types of companies. Increased environmental or labor costs may depress the value of mining and metal investments. In addition, changes in international monetary policies or economic and political conditions can affect the supply of gold and precious metals, and consequently the value of mining and metal company investments. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.

Natural Gas Sector Risk

The Fund will invest in securities issued by, and/or have exposure to, companies primarily involved in the natural gas sector. The profitability of companies engaged in the exploration and production of natural gas may be adversely affected by changes in worldwide energy prices, exploration and production spending, government policies and regulation, economic conditions and world events. Natural gas companies also could be adversely affected by commodity price volatility, changes in exchange rates,

394	DIREXION SHARES ETF TRUST PROSPECTUS

interest rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations and may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. In addition, the natural gas companies must comply with a broad range of environmental laws and regulations. Additional or more stringent environmental laws and regulations may be enacted in the future and such changes could have a material adverse effect on natural gas companies’ profitability. Finally, natural gas companies compete with alternative fuel companies, such as coal and oil companies, which also may adversely affect the profitability of natural gas companies.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

DIREXION SHARES ETF TRUST PROSPECTUS	395

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

396	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Consumer Discretionary Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Consumer Discretionary Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Consumer Discretionary Select Sector Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.33%

Total Annual Fund Operating Expenses	1.08%

Expense Waiver/Reimbursement	0.13%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the

DIREXION SHARES ETF TRUST PROSPECTUS	397

equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is provided by Standard & Poor’s (the “Index Provider”) and includes domestic companies from the following industries: media; retail (specialty, multiline, internet & catalog); hotels, restaurants & leisure; textiles, apparel & luxury goods; household durables; automobiles; auto components; distributors; leisure equipment & products; and diversified consumer services. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by the Index Provider using a modified “market capitalization” methodology, which is a hybrid between equal weighting and conventional capitalization weighting with the weighting capped for the largest stocks included in the Index. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. As of December 30, 2011, the Index was comprised of 80 stocks.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the consumer discretionary sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index

398	DIREXION SHARES ETF TRUST PROSPECTUS

is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Consumer Discretionary Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the consumer discretionary sector. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily

DIREXION SHARES ETF TRUST PROSPECTUS	399

investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 29.3%. The Index’s highest volatility rate for any one calendar year during the five-year period is 44.8% and volatility for a shorter period of time may have been substantially higher. The Index’s

400	DIREXION SHARES ETF TRUST PROSPECTUS

annualized performance for the five-year period ended December 30, 2011 is 2.06%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities,

including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

DIREXION SHARES ETF TRUST PROSPECTUS	401

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily

402	DIREXION SHARES ETF TRUST PROSPECTUS

target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	403

Direxion Daily Consumer Discretionary Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Consumer Discretionary Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to -300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the Consumer Discretionary Select Sector Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.34%

Total Annual Fund Operating Expenses	1.09%

Expense Waiver/Reimbursement	0.14%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$333

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in:

404	DIREXION SHARES ETF TRUST PROSPECTUS

futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index is provided by Standard & Poor’s (the “Index Provider”) and includes domestic companies from the following industries: media; retail (specialty, multiline, internet & catalog); hotels, restaurants & leisure; textiles, apparel & luxury goods; household durables; automobiles; auto components; distributors; leisure equipment & products; and diversified consumer services. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by the Index Provider using a modified “market capitalization” methodology, which is a hybrid between equal weighting and conventional capitalization weighting with the weighting capped for the largest stocks included in the Index. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. As of December 30, 2011, the Index was comprised of 80 stocks.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments

DIREXION SHARES ETF TRUST PROSPECTUS	405

in Shares may be less tax efficient than investments in conventional ETFs.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the consumer discretionary sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Consumer Discretionary Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the consumer discretionary sector. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that

406	DIREXION SHARES ETF TRUST PROSPECTUS

the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (-300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

DIREXION SHARES ETF TRUST PROSPECTUS	407

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 29.3%. The Index’s highest volatility rate for any one calendar year during the five-year period is 44.8% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 2.06%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

408	DIREXION SHARES ETF TRUST PROSPECTUS

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund

DIREXION SHARES ETF TRUST PROSPECTUS	409

may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

410	DIREXION SHARES ETF TRUST PROSPECTUS

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	411

Direxion Daily Consumer Staples Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Consumer Staples Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Consumer Staples Select Sector Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.33%

Total Annual Fund Operating Expenses	1.08%

Expense Waiver/Reimbursement	0.13%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

412	DIREXION SHARES ETF TRUST PROSPECTUS

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is provided by Standard & Poor’s (the “Index Provider”) and includes domestic companies from the following industries: food & staples retailing; household products; food products; beverages; tobacco; and personal products. The Index is developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by the Index Provider using a modified “market capitalization” methodology, which is a hybrid between equal weighting and conventional capitalization weighting with the weighting capped for the largest stocks included in the Index. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. As of December 30, 2011, the Index was comprised of 42 stocks.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the consumer staples sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so

DIREXION SHARES ETF TRUST PROSPECTUS	413

concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Consumer Staples Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the consumer staples sector. The consumer staples sector may be affected by the permissibility of using various food additives and production methods, changing consumer tastes, marketing campaigns and other factors affecting consumer demand. In particular, tobacco companies may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily

414	DIREXION SHARES ETF TRUST PROSPECTUS

investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 17.4%. The Index’s highest volatility rate for any one calendar year during the

DIREXION SHARES ETF TRUST PROSPECTUS	415

five-year period is 27.2% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 7.45%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities,

including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

416	DIREXION SHARES ETF TRUST PROSPECTUS

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer

DIREXION SHARES ETF TRUST PROSPECTUS	417

period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

418	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Consumer Staples Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Consumer Staples Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the Consumer Staples Select Sector Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.34%

Total Annual Fund Operating Expenses	1.09%

Expense Waiver/Reimbursement	0.14%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$333

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in:

DIREXION SHARES ETF TRUST PROSPECTUS	419

futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index is provided by Standard & Poor’s (the “Index Provider”) and includes domestic companies from the following industries: food & staples retailing; household products; food products; beverages; tobacco; and personal products. The Index is developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by the Index Provider using a modified “market capitalization” methodology, which is a hybrid between equal weighting and conventional capitalization weighting with the weighting capped for the largest stocks included in the Index. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. As of December 30, 2011, the Index was comprised of 42 stocks.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

420	DIREXION SHARES ETF TRUST PROSPECTUS

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the consumer staples sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Consumer Staples Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the consumer staples sector. The consumer staples sector may be affected by the permissibility of using various food additives and production methods, changing consumer tastes, marketing campaigns and other factors affecting consumer demand. In particular, tobacco companies may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move

DIREXION SHARES ETF TRUST PROSPECTUS	421

in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

422	DIREXION SHARES ETF TRUST PROSPECTUS

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 17.4%. The Index’s highest volatility rate for any one calendar year during the five-year period is 27.2% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 7.45%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

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Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

424	DIREXION SHARES ETF TRUST PROSPECTUS

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	425

Direxion Daily Global Infrastructure Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Global Infrastructure Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Dow Jones Brookfield Global Infrastructure Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.28%

Total Annual Fund Operating Expenses	1.03%

Expense Waiver/Reimbursement	0.08%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$320

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

426	DIREXION SHARES ETF TRUST PROSPECTUS

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index aims to represent companies worldwide that are owners and operators of infrastructure assets. To be included in the Index, securities must meet all of the following requirements: (1) minimum float-adjusted market capitalization of $500 million; (2) minimum three-month average daily trading volume of $1 million; (3) domiciled in a country with a liquid market listing; and (4) greater than 70% of estimated cash flows (based on publicly available information) derived from infrastructure assets which include: airports, toll roads, ports, communications, transmission and distribution of electricity, oil and gas storage and transportation, water management or distribution, or a diversified combination of the above.

As of January 3, 2012, the Index had approximately 98 members which are domiciled in the U.S, Canada, U.K., Italy, Hong Kong, Australia, France, Spain, China, Netherlands, Germany, Mexico, Brazil, Portugal, UAE, New Zealand, Japan, Switzerland, Russia, Singaporte and Belgium. The Index total market capitalization is $605.1 billion, with a median market capitization of 3.0 billion and components ranging from $400 million to $36.9 billion. The Index composition is reviewed on a quarterly basis. Float factors and shares are updated quarterly with the composition review. The Index is also reviewed on an ongoing basis to account for corporate actions such as mergers, de-listings or bankruptcies. The Index is weighted based on float-adjusted market capitalization. The weight of any individual security is restricted to 10%.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the

DIREXION SHARES ETF TRUST PROSPECTUS	427

performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the infrastructure sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an

428	DIREXION SHARES ETF TRUST PROSPECTUS

alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

DIREXION SHARES ETF TRUST PROSPECTUS	429

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 19.9%. The Index’s highest volatility rate for any one calendar year during the five-year period is 30.8% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 1.56%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Energy Securities Risk

The Fund will invest in securities issued by, and/or have exposure to, companies that engage in energy-related businesses and companies primarily involved in the production and mining of coal and other fuels used in the generation of consumable energy. As a result, the Fund is subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The prices of the securities of energy and energy services companies may fluctuate widely due to the supply and demand for both their specific products or services and energy products in general. In addition, the prices of energy product securities may be affected by changes in value and dividend yield.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

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Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A

DIREXION SHARES ETF TRUST PROSPECTUS	431

non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Transportation Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the transportation sector. The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, technology developments, exchange rates, insurance costs, industry competition and government regulation.

Utilities Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the utilities sector. Issuers in the utilities sector are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. Utilities issuers experience certain of these problems to varying degrees.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

432	DIREXION SHARES ETF TRUST PROSPECTUS

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	433

Direxion Daily Global Infrastructure Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Global Infrastructure Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the Dow Jones Brookfield Global Infrastructure Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.30%

Total Annual Fund Operating Expenses	1.05%

Expense Waiver/Reimbursement	0.10%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$324

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

434	DIREXION SHARES ETF TRUST PROSPECTUS

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index aims to represent companies worldwide that are owners and operators of infrastructure assets. To be included in the Index, securities must meet all of the following requirements: (1) minimum float-adjusted market capitalization of $500 million; (2) minimum three-month average daily trading volume of $1 million; (3) domiciled in a country with a liquid market listing; and (4) greater than 70% of estimated cash flows (based on publicly available information) derived from infrastructure assets which include: airports, toll roads, ports, communications, transmission and distribution of electricity, oil and gas storage and transportation, water management or distribution, or a diversified combination of the above.

As of January 3, 2012, the Index had approximately 98 members which are domiciled in the U.S, Canada, U.K., Italy, Hong Kong, Australia, France, Spain, China, Netherlands, Germany, Mexico, Brazil, Portugal, UAE, New Zealand, Japan, Switzerland, Russia, Singaporte and Belgium. The Index total market capitalization is $605.1 billion, with a median market capitization of 3.0 billion and components ranging from $400 million to $36.9 billion. The Index composition is reviewed on a quarterly basis. Float factors and shares are updated quarterly with the composition review. The Index is also reviewed on an ongoing basis to account for corporate actions such as mergers, de-listings or bankruptcies. The Index is weighted based on float-adjusted market capitalization. The weight of any individual security is restricted to 10%.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such

DIREXION SHARES ETF TRUST PROSPECTUS	435

methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the infrastructure sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options

436	DIREXION SHARES ETF TRUST PROSPECTUS

and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

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Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 19.9%. The Index’s highest volatility rate for any one calendar year during the five-year period is 30.8% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 1.56%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Energy Securities Risk

The Fund will invest in securities issued by, and/or have exposure to, companies that engage in energy-related businesses and companies primarily involved in the production and mining of coal and other fuels used in the generation of consumable energy. As a result, the Fund is subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The prices of the securities of energy and energy services companies may fluctuate widely due to the supply and demand for both their specific products or services and energy products in general. In addition, the prices of energy product securities may be affected by changes in value and dividend yield.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to

438	DIREXION SHARES ETF TRUST PROSPECTUS

significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and

DIREXION SHARES ETF TRUST PROSPECTUS	439

certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Transportation Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the transportation sector. The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, technology developments, exchange rates, insurance costs, industry competition and government regulation.

Utilities Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the utilities sector. Issuers in the utilities sector are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. Utilities issuers experience certain of these problems to varying degrees.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

440	DIREXION SHARES ETF TRUST PROSPECTUS

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	441

Direxion Daily Gold Miners Bull 3X shares

Important Information Regarding the Fund

The Direxion Daily Gold Miners Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the NYSE Arca Gold Miners Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.39%

Acquired Fund Fees and Expenses	0.30%

Total Annual Fund Operating Expenses	1.44%

Expense Waiver/Reimbursement	0.18%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.26%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$128	$438	$770	$1,709

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio. However, this portfolio turnover rate is calculated without

442	DIREXION SHARES ETF TRUST PROSPECTUS

regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a modified market capitalization weighted index comprised of publicly traded companies that operate globally in both developed and emerging markets, and are involved primarily in the mining for gold and silver. The Index’s benchmark value was 1,428.93 at the close of trading on December 30, 2011.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in gold mining, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this

DIREXION SHARES ETF TRUST PROSPECTUS	443

limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately

444	DIREXION SHARES ETF TRUST PROSPECTUS

close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

DIREXION SHARES ETF TRUST PROSPECTUS	445

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 47.98%. The Index’s highest volatility rate for any one calendar year during the five-year period is 33.70% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 6.35%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

Gold-Related Companies Risk

Gold-related companies may be adversely affected by a decrease in the worldwide demand and price of gold, which may result from a decreased level of industrial activity utilizing gold and other factors. Additionally, availability of alternatives to gold, such as synthetic substitues, disruptions in the supply chain, rising production costs, including storage, labor and energy, rising regulatory compliance costs, increased environment regulations and changes in industrial, government and global consumer demand may adversely affect companies engaged in gold-related business.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased

446	DIREXION SHARES ETF TRUST PROSPECTUS

broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Mining and Metal Industry Risk

The Fund will invest in securities issued by, and/or have exposure to, companies primarily involved in the mining of precious metals. Investments in mining and metal industry companies may be speculative and subject to greater price volatility than investments in other types of companies. Increased environmental or labor costs may depress the value of mining and metal investments. In addition, changes in international monetary policies or economic and political conditions can affect the supply of gold and precious metals, and consequently the value of mining and metal company investments. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

DIREXION SHARES ETF TRUST PROSPECTUS	447

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Silver-Related Companies Risk

Silver-related companies may be adversely affected by a decrease in the worldwide demand and price of silver, which may result from a decreased level of industrial activity utilizing silver and other factors. Additionally, availability of alternatives to silver, such as synthetic substitues, disruptions in the supply chain, rising production costs, including storage, labor and energy, rising regulatory compliance costs, increased environment regulations and changes in industrial, government and global consumer demand may adversely affect companies engaged in silver-related business.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet

448	DIREXION SHARES ETF TRUST PROSPECTUS

the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

The Fund sought a daily target of 200% until December 1, 2011. At that time, the Fund began to seek a daily target of 300%.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was -1.69% for the quarter ended September 30, 2011 and its lowest calendar quarter return was -30.19% for the quarter ended December 31, 2011. The year-to-date return as of December 31, 2011 was –48.17%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (12/7/2010)
Return Before Taxes	–48.17%	–46.96%
Return After Taxes on Distributions	–48.94%	–47.71%
Return After Taxes on Distributions and Sale of Fund Shares	–31.22%	–40.12%
NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes)	–15.48%	–14.88%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in December of 2010.

DIREXION SHARES ETF TRUST PROSPECTUS	449

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

450	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Gold Miners Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Gold Miners Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the NYSE Arca Gold Miners Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	1.08%

Acquired Fund Fees and Expenses	0.13%

Total Annual Fund Operating Expenses	1.96%

Expense Waiver/Reimbursement	0.88%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.08%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$110	$530	$976	$2,214

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, this portfolio turnover rate is calculated without

DIREXION SHARES ETF TRUST PROSPECTUS	451

regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index is a modified market capitalization weighted index comprised of publicly traded companies that operate globally in both developed and emerging markets, and are involved primarily in the mining for gold and silver. The Index’s benchmark value was 1,428.93 at the close of trading on December 30, 2011.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in gold mining, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its

452	DIREXION SHARES ETF TRUST PROSPECTUS

investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily

DIREXION SHARES ETF TRUST PROSPECTUS	453

investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 47.98%. The Index’s highest volatility rate for any one calendar year during the

454	DIREXION SHARES ETF TRUST PROSPECTUS

five-year period is 33.70% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 6.35%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

Gold-Related Companies Risk

Gold-related companies may be adversely affected by a decrease in the worldwide demand and price of gold, which may result from a decreased level of industrial activity utilizing gold and other factors. Additionally, availability of alternatives to gold, such as synthetic substitues, disruptions in the supply chain, rising production costs, including storage, labor and energy, rising regulatory compliance costs, increased environment regulations and changes in industrial, government and global consumer demand may adversely affect companies engaged in gold-related business.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

DIREXION SHARES ETF TRUST PROSPECTUS	455

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than -300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Mining and Metal Industry Risk

The Fund will invest in securities issued by, and/or have exposure to, companies primarily involved in the mining of precious metals. Investments in mining and metal industry companies may be speculative and subject to greater price volatility than investments in other types of companies. Increased environmental or labor costs may depress the value of mining and metal investments. In addition, changes in international monetary policies or economic and political conditions can affect the supply of gold and precious metals, and consequently the value of mining and metal company investments. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates,

456	DIREXION SHARES ETF TRUST PROSPECTUS

increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Silver-Related Companies Risk

Silver-related companies may be adversely affected by a decrease in the worldwide demand and price of silver, which may result from a decreased level of industrial activity utilizing silver and other factors. Additionally, availability of alternatives to silver, such as synthetic substitues, disruptions in the supply chain, rising production costs, including storage, labor and energy, rising regulatory compliance costs, increased environment regulations and changes in industrial, government and global consumer demand may adversely affect companies engaged in silver-related business.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

DIREXION SHARES ETF TRUST PROSPECTUS	457

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

The Fund sought a daily target of 200% until December 1, 2011. At that time, the Fund began to seek a daily target of 300%.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 13.78% for the quarter ended June 30, 2011 and its lowest calendar quarter return was -12.31% for the quarter ended September 30, 2011. The year-to-date return as of December 31, 2011 was 11.43%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (12/7/2010)
Return Before Taxes	11.43%	11.54%
Return After Taxes on Distributions	9.53%	9.76%
Return After Taxes on Distributions and Sale of Fund Shares	7.31%	8.68%
NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes)	–15.48%	–14.88%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in December of 2010.

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Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	459

Direxion Daily Healthcare Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Healthcare Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Health Care Select Sector Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	2.68%

Acquired Fund Fees and Expenses	0.11%

Total Annual Fund Operating Expenses	3.54%

Expense Waiver/Reimbursement	2.48%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.06%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$108	$855

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the period from the Fund’s inception on June 15, 2011 to its fiscal year end on October 31, 2011, the Fund’s portfolio

460	DIREXION SHARES ETF TRUST PROSPECTUS

turnover rate was 48% of the average value of its portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is provided by Standard & Poor’s (the “Index Provider”) and includes domestic companies from the following industries: pharmaceuticals; health care equipment & supplies; health care providers & services; biotechnology; life sciences tools & services; and health care technology. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by the “Index Provider using a modified “market capitalization” methodology, which is a hybrid between equal weighting and conventional capitalization weighting with the weighting capped for the largest stocks included in the Index. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. As of December 30, 2011, the Index was comprised of 52 stocks.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

DIREXION SHARES ETF TRUST PROSPECTUS	461

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the healthcare sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market

462	DIREXION SHARES ETF TRUST PROSPECTUS

value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 20.9%. The Index’s highest volatility rate for any one calendar year during the five-year period is 31.7% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 2.81%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and

DIREXION SHARES ETF TRUST PROSPECTUS	463

“Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

Healthcare Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the healthcare sector. The profitability of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and

464	DIREXION SHARES ETF TRUST PROSPECTUS

the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

DIREXION SHARES ETF TRUST PROSPECTUS	465

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

No performance information is presented for the Fund because it does not have performance for a complete calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in June of 2011.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

466	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Healthcare Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Healthcare Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to -300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the Health Care Select Sector Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	2.61%

Acquired Fund Fees and Expenses	0.04%

Total Annual Fund Operating Expenses	3.40%

Expense Waiver/Reimbursement	2.40%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.00%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$102	$821

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the period from the Fund’s inception on June 15, 2011 to its fiscal year end on October 31, 2011, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

DIREXION SHARES ETF TRUST PROSPECTUS	467

However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index is provided by Standard & Poor’s (the “Index Provider”) and includes domestic companies from the following industries: pharmaceuticals; health care equipment & supplies; health care providers & services; biotechnology; life sciences tools & services; and health care technology. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by the “Index Provider using a modified “market capitalization” methodology, which is a hybrid between equal weighting and conventional capitalization weighting with the weighting capped for the largest stocks included in the Index. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. As of December 30, 2011, the Index was comprised of 52 stocks.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

468	DIREXION SHARES ETF TRUST PROSPECTUS

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the healthcare sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another

DIREXION SHARES ETF TRUST PROSPECTUS	469

swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%
The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 20.9%. The Index’s highest volatility rate for any one calendar year during the

470	DIREXION SHARES ETF TRUST PROSPECTUS

five-year period is 31.7% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 2.81%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

Healthcare Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the healthcare sector. The profitability of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

DIREXION SHARES ETF TRUST PROSPECTUS	471

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this

472	DIREXION SHARES ETF TRUST PROSPECTUS

income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

No performance information is presented for the Fund because it does not have performance for a complete calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in June of 2011.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

DIREXION SHARES ETF TRUST PROSPECTUS	473

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

474	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Industrial Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Industrial Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Industrial Select Sector Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.24%

Total Annual Fund Operating Expenses	0.99%

Expense Waiver/Reimbursement	0.04%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$312

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the

DIREXION SHARES ETF TRUST PROSPECTUS	475

securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a modified market capitalization-based index intended to track the movements of companies that are components of the S&P 500 Index and are involved in industrial products and services. Companies in the Index provide industrial products and services that include electrical equipment, waste management services, and industrial machinery products. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500.

The Index is provided by Standard & Poor’s (the “Index Provider”) and includes domestic companies from the following industries: aerospace & defense; industrial conglomerates; machinery; road & rail; air freight & logistics; commercial services & supplies; professional services; electrical equipment; construction & engineering; trading companies & distributors; airlines; and building products. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by the Index Provider using a modified “market capitalization” methodology, which is a hybrid between equal weighting and conventional capitalization weighting with the weighting capped for the largest stocks included in the Index. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. As of December 30, 2011, the Index was comprised of 61 stocks.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the

476	DIREXION SHARES ETF TRUST PROSPECTUS

performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the industrial sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In

DIREXION SHARES ETF TRUST PROSPECTUS	477

addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 28.9%. The Index’s highest volatility rate for any one calendar year during the five-year period is 39.8% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 1.56%. Historical Index volatility and

478	DIREXION SHARES ETF TRUST PROSPECTUS

performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Industrial Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the industrial sector. Stock prices of issuers in the industrial sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events and economic conditions will also affect the performance of investment in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by governments spending policies because companies involved in this industry rely to a significant extent on U.S. and other government demand for their products and services. Thus, the financial condition of, and investor interst in, areorspace and defense companies are heavily influenced by government defense spending policies which are typically under pressure from efforts to the control government spending budgets. Transportation companies, another component of the industrial sector, are subject to cyclical performance and therefore investment in such companies may experience occasional sharp price moevements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of

DIREXION SHARES ETF TRUST PROSPECTUS	479

$303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

480	DIREXION SHARES ETF TRUST PROSPECTUS

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	481

Direxion Daily Industrial Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Industrial Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the Industrial Select Sector Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.26%

Total Annual Fund Operating Expenses	1.01%

Expense Waiver/Reimbursement	0.06%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in:

482	DIREXION SHARES ETF TRUST PROSPECTUS

futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index is a modified market capitalization-based index intended to track the movements of companies that are components of the S&P 500 Index and are involved in industrial products and services. Companies in the Index provide industrial products and services that include electrical equipment, waste management services, and industrial machinery products. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500.

The Index is provided by Standard & Poor’s (the “Index Provider”) and includes domestic companies from the following industries: aerospace & defense; industrial conglomerates; machinery; road & rail; air freight & logistics; commercial services & supplies; professional services; electrical equipment; construction & engineering; trading companies & distributors; airlines; and building products. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by the Index Provider using a modified “market capitalization” methodology, which is a hybrid between equal weighting and conventional capitalization weighting with the weighting capped for the largest stocks included in the Index. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. As of December 30, 2011, the Index was comprised of 61 stocks.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

DIREXION SHARES ETF TRUST PROSPECTUS	483

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the industrial sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the

484	DIREXION SHARES ETF TRUST PROSPECTUS

desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 28.9%. The Index’s highest volatility rate for any one calendar year during the

DIREXION SHARES ETF TRUST PROSPECTUS	485

five-year period is 39.8% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 31, 2011 is 1.56%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is -300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Industrial Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the industrial sector. Stock prices of issuers in the industrial sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events and economic conditions will also affect the performance of investment in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by governments spending policies because companies involved in this industry rely to a significant extent on U.S. and other government demand for their products and services. Thus, the financial condition of, and investor interst in, areorspace and defense companies are heavily influenced by government defense spending policies which are typically under pressure from efforts to the control government spending budgets. Transportation companies, another component of the industrial sector, are subject to cyclical performance and therefore investment in such companies may experience occasional sharp price moevements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

486	DIREXION SHARES ETF TRUST PROSPECTUS

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or

DIREXION SHARES ETF TRUST PROSPECTUS	487

more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net

488	DIREXION SHARES ETF TRUST PROSPECTUS

asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	489

Direxion Daily Junior Gold Miners Index Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Junior Gold Miners Index Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Market VectorsTM Junior Gold Miners Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.24%

Total Annual Fund Operating Expenses	0.99%

Expense Waiver/Reimbursement	0.04%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$312

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the

490	DIREXION SHARES ETF TRUST PROSPECTUS

securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index tracks the performance of Small and mid capitalization companies in the global gold and silver mining industry, as identified by the index provider. The Index includes companies from financial markets that are freely investable to foreign investors, including “emerging markets,” as that term is defined by the index provider. In general, the principal supplies of gold are concentrated in only five countries or territories: Australia, Canada, Russia and certain other former Soviet Union countries, South Africa and the United States.

The Index includes only small- or mid-cap companies that generate, or demonstrate the potential to generate, at least 50% of their revenues from gold or silver mining, hold real property that has the potential to produce at least 50% of the company’s revenue from gold or silver mining when developed, or primarily invest in gold or silver. As of December 30, 2011, approximately 60% of the Index was comprised of securities of companies that are involved in the gold mining industry.

In addition, stocks must meet strict size and liquidity requirements: The full market capitalisation has to exceed 150 million in U.S. dollars, the three months average-daily-trading volume must be higher than 1.0 million in U.S. dollars and the stocks must have traded least 250,000 shares per month over the last six months.

The Index is calculated with the stock prices converted to U.S. dollars in real-time. The Index is reviewed quarterly and changes are implemented on the third Friday of every quarter-end month (i.e. March, June, September and December). Changes become effective on the next trading day.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is

DIREXION SHARES ETF TRUST PROSPECTUS	491

designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in gold mining, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an

492	DIREXION SHARES ETF TRUST PROSPECTUS

alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

DIREXION SHARES ETF TRUST PROSPECTUS	493

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 47.0%. The Index’s highest volatility rate for any one calendar year during the five-year period is 70.1% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 3.94%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a

494	DIREXION SHARES ETF TRUST PROSPECTUS

result, the Fund may be more volatile than a more geographically diversified fund.

Gold-Related Companies Risk

Gold-related companies may be adversely affected by a decrease in the worldwide demand and price of gold, which may result from a decreased level of industrial activity utilizing gold and other factors. Additionally, availability of alternatives to gold, such as synthetic substitues, disruptions in the supply chain, rising production costs, including storage, labor and energy, rising regulatory compliance costs, increased environment regulations and changes in industrial, government and global consumer demand may adversely affect companies engaged in gold-related business.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

DIREXION SHARES ETF TRUST PROSPECTUS	495

Mining and Metal Industry Risk

The Fund will invest in securities issued by, and/or have exposure to, companies primarily involved in the mining of precious metals. Investments in mining and metal industry companies may be speculative and subject to greater price volatility than investments in other types of companies. Increased environmental or labor costs may depress the value of mining and metal investments. In addition, changes in international monetary policies or economic and political conditions can affect the supply of gold and precious metals, and consequently the value of mining and metal company investments. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Silver-Related Companies Risk

Silver-related companies may be adversely affected by a decrease in the worldwide demand and price of silver, which may result from a decreased level of industrial activity utilizing silver and other factors. Additionally, availability of alternatives to silver, such as synthetic substitues, disruptions in the supply chain, rising production costs, including storage, labor and energy, rising regulatory compliance costs, increased environment regulations and changes in industrial, government and global consumer demand may adversely affect companies engaged in silver-related business.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund

496	DIREXION SHARES ETF TRUST PROSPECTUS

may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the

DIREXION SHARES ETF TRUST PROSPECTUS	497

deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

498	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Junior Gold Miners Index Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Junior Gold Miners Index Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the Market VectorsTM Junior Gold Miners Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.26%

Total Annual Fund Operating Expenses	1.01%

Expense Waiver/Reimbursement	0.06%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

DIREXION SHARES ETF TRUST PROSPECTUS	499

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in:

futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index tracks the performance of Small and mid capitalization companies in the global gold and silver mining industry, as identified by the index provider. The Index includes companies from financial markets that are freely investable to foreign investors, including “emerging markets,” as that term is defined by the index provider. In general, the principal supplies of gold are concentrated in only five countries or territories: Australia, Canada, Russia and certain other former Soviet Union countries, South Africa and the United States.

The Index includes only small- or mid-cap companies that generate, or demonstrate the potential to generate, at least 50% of their revenues from gold or silver mining, hold real property that has the potential to produce at least 50% of the company’s revenue from gold or silver mining when developed, or primarily invest in gold or silver. As of December 30, 2011, approximately 60% of the Index was comprised of securities of companies that are involved in the gold mining industry.

In addition, stocks must meet strict size and liquidity requirements: The full market capitalisation has to exceed 150 million in U.S. dollars, the three months average-daily-trading volume must be higher than 1.0 million in U.S. dollars and the stocks must have traded least 250,000 shares per month over the last six months.

The Index is calculated with the stock prices converted to U.S. dollars in real-time. The Index is reviewed quarterly and changes are implemented on the third Friday of every quarter-end month (i.e. March, June, September and December). Changes become effective on the next trading day.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

500	DIREXION SHARES ETF TRUST PROSPECTUS

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in gold mining, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

DIREXION SHARES ETF TRUST PROSPECTUS	501

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be

502	DIREXION SHARES ETF TRUST PROSPECTUS

expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 47.0%. The Index’s highest volatility rate for any one calendar year during the five-year period is 70.1% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 3.94%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

Gold-Related Companies Risk

Gold-related companies may be adversely affected by a decrease in the worldwide demand and price of gold, which may result from a decreased level of industrial activity utilizing gold and other factors. Additionally, availability of alternatives to gold, such as synthetic substitues, disruptions

DIREXION SHARES ETF TRUST PROSPECTUS	503

in the supply chain, rising production costs, including storage, labor and energy, rising regulatory compliance costs, increased environment regulations and changes in industrial, government and global consumer demand may adversely affect companies engaged in gold-related business.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Mining and Metal Industry Risk

The Fund will invest in securities issued by, and/or have exposure to, companies primarily involved in the mining of

504	DIREXION SHARES ETF TRUST PROSPECTUS

precious metals. Investments in mining and metal industry companies may be speculative and subject to greater price volatility than investments in other types of companies. Increased environmental or labor costs may depress the value of mining and metal investments. In addition, changes in international monetary policies or economic and political conditions can affect the supply of gold and precious metals, and consequently the value of mining and metal company investments. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Silver-Related Companies Risk

Silver-related companies may be adversely affected by a decrease in the worldwide demand and price of silver, which may result from a decreased level of industrial activity utilizing silver and other factors. Additionally, availability of alternatives to silver, such as synthetic substitues, disruptions in the supply chain, rising production costs, including storage, labor and energy, rising regulatory compliance costs, increased environment regulations and changes in industrial, government and global consumer demand may adversely affect companies engaged in silver-related business.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently,

DIREXION SHARES ETF TRUST PROSPECTUS	505

these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their

NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

506	DIREXION SHARES ETF TRUST PROSPECTUS

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	507

Direxion Daily Natural Gas Related Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Natural Gas Related Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the ISE-Revere Natural Gas IndexTM (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.78%

Acquired Fund Fees and Expenses	0.11%

Total Annual Fund Operating Expenses	1.64%

Expense Waiver/Reimbursement	0.56%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.08%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$110	$463	$839	$1,897

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If

508	DIREXION SHARES ETF TRUST PROSPECTUS

the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is developed and owned by the International Securities Exchange, LLC (“ISE” or the “Index Provider”), in consultation with S&P®, which calculates and maintains the Index. The Index is designed to objectively identify and select those stocks from the universe of stocks of companies that are involved in the exploration and production of natural gas, screened by stock performance variables as well as statistical factors to optimize Index performance and ensure the Index has significant correlation to the price of natural gas. The Index is an equal-weighted index comprised of exchange-listed companies that derive a substantial portion of their revenues from the exploration and production of natural gas. The inception date of the Index was October 4, 2006. As of December 30, 2011, there were 30 stocks that comprised the Index.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the natural gas sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to

DIREXION SHARES ETF TRUST PROSPECTUS	509

approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may

510	DIREXION SHARES ETF TRUST PROSPECTUS

increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

DIREXION SHARES ETF TRUST PROSPECTUS	511

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 43.66%. The Index’s highest volatility rate for any one calendar year during the five-year period is 37.16% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 1.71%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary

512	DIREXION SHARES ETF TRUST PROSPECTUS

income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Natural Gas Sector Risk

The Fund will invest in securities issued by, and/or have exposure to, companies primarily involved in the natural gas sector. The profitability of companies engaged in the exploration and production of natural gas may be adversely affected by changes in worldwide energy prices, exploration and production spending, government policies and regulation, economic conditions and world events. Natural gas companies also could be adversely affected by commodity price volatility, changes in exchange rates, interest rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations and may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. In addition, the natural gas companies must comply with a broad range of environmental laws and regulations. Additional or more stringent environmental laws and regulations may be enacted in the future and such changes could have a material adverse effect on natural gas companies’ profitability. Finally, natural gas companies compete with alternative fuel companies, such as coal and oil companies, which also may adversely affect the profitability of natural gas companies.

DIREXION SHARES ETF TRUST PROSPECTUS	513

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and

514	DIREXION SHARES ETF TRUST PROSPECTUS

sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

The Fund sought a daily target of 200% until December 1, 2011. At that time, the Fund began to seek a daily target of 300%.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 40.18% for the quarter ended March 31, 2011 and its lowest calendar quarter return was –49.52% for the quarter ended September 30, 2011. The year-to-date return as of December 31, 2011 was –31.33%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (7/14/2010)
Return Before Taxes	–31.33%	–0.71%
Return After Taxes on Distributions	–31.38%	–0.78%
Return After Taxes on Distributions and Sale of Fund Shares	–20.36%	–0.64%
ISE-Revere Natural Gas Index (reflects no deduction for fees, expenses or taxes)	–6.18%	13.72%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in July of 2010.

DIREXION SHARES ETF TRUST PROSPECTUS	515

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

516	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Natural Gas Related Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Natural Gas Related Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the ISE-Revere Natural Gas IndexTM (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	2.38%

Acquired Fund Fees and Expenses	0.18%

Total Annual Fund Operating Expenses	3.31%

Expense Waiver/Reimbursement	2.18%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.13%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$115	$814	$1,538	$3,455

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

DIREXION SHARES ETF TRUST PROSPECTUS	517

However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index is developed and owned by the International Securities Exchange, LLC (“ISE” or the “Index Provider”), in consultation with S&P®, which calculates and maintains the Index. The Index is designed to objectively identify and select those stocks from the universe of stocks of companies that are involved in the exploration and production of natural gas, screened by stock performance variables as well as statistical factors to optimize Index performance and ensure the Index has significant correlation to the price of natural gas. The Index is an equal-weighted index comprised of exchange-listed companies that derive a substantial portion of their revenues from the exploration and production of natural gas. The inception date of the Index was October 4, 2006. As of December 30, 2011, there were 30 stocks that comprised the Index.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments

518	DIREXION SHARES ETF TRUST PROSPECTUS

in Shares may be less tax efficient than investments in conventional ETFs.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the natural gas sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of

DIREXION SHARES ETF TRUST PROSPECTUS	519

swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

520	DIREXION SHARES ETF TRUST PROSPECTUS

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 43.66%. The Index’s highest volatility rate for any one calendar year during the five-year period is 37.16% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 1.71%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

DIREXION SHARES ETF TRUST PROSPECTUS	521

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Natural Gas Sector Risk

The Fund will invest in securities issued by, and/or have exposure to, companies primarily involved in the natural gas sector. The profitability of companies engaged in the exploration and production of natural gas may be adversely affected by changes in worldwide energy prices, exploration and production spending, government policies and regulation, economic conditions and world events. Natural gas companies also could be adversely affected by commodity price volatility, changes in exchange rates, interest rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations and may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. In addition, the natural gas companies must comply with a broad range of environmental laws and regulations. Additional or more stringent environmental laws and regulations may be enacted in the future and such changes could have a material adverse effect on natural gas companies’ profitability. Finally, natural gas companies compete with alternative fuel companies, such as coal and oil companies, which also may adversely affect the profitability of natural gas companies.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve

522	DIREXION SHARES ETF TRUST PROSPECTUS

its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange

DIREXION SHARES ETF TRUST PROSPECTUS	523

specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

The Fund sought a daily target of 200% until December 1, 2011. At that time, the Fund began to seek a daily target of 300%.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 53.53% for the quarter ended September 30, 2011 and its lowest calendar quarter return was –32.98% for the quarter ended December 31, 2011. The year-to-date return as of December 31, 2011 was –22.95%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (7/14/2010)
Return Before Taxes	–22.95%	–39.25%
Return After Taxes on Distributions	–22.95%	–39.25%
Return After Taxes on Distributions and Sale of Fund Shares	–14.92%	–32.72%
ISE-Revere Natural Gas Index (reflects no deduction for fees, expenses or taxes)	–6.18%	13.72%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in July of 2010.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

524	DIREXION SHARES ETF TRUST PROSPECTUS

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	525

Direxion Daily Regional Banks Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Regional Banks Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Dow Jones U.S. Select Regional Banks Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.28%

Total Annual Fund Operating Expenses	1.03%

Expense Waiver/Reimbursement	0.08%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$320

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

526	DIREXION SHARES ETF TRUST PROSPECTUS

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index measures regional banks that provide a broad range of financial services, including retail banking, loans and money transmissions. The banks in the Index represent less than 5% of the three-year average total assets held by all banks in the Dow Jones Select U.S. Bank Index. To be included in the Index, stocks must have a float-weighted market cap minimum of $75 million for components that comprise 90% of the total market capitalization. The remaining components may fall below $75 million, but must meet all other criteria throughout the selection process. The Index is weighted by float-adjusted market capitalization, which includes the restriction that the weight of any individual security is restricted to 25%. As of December 30, 2011 the Index has 30 components, with a total market capitalization of $241 billion. The mean market capitalization of the Index’s components is $4 billion.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Banking Sector Risk

The Fund will generally focus its assets in the banking industry. Companies within the banking industry can be significantly affected by extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge and amount of capital they must maintain. Profitability is largely dependent on the

DIREXION SHARES ETF TRUST PROSPECTUS	527

availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. The regional banking industry is highly competitive and thus, failure to maintain or increase market share may result in lost market share.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the regional banking sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another

528	DIREXION SHARES ETF TRUST PROSPECTUS

swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 47.7%. The Index’s highest volatility rate for any one calendar year during the

DIREXION SHARES ETF TRUST PROSPECTUS	529

five-year period is 67.0% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is –16.54%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long–term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

530	DIREXION SHARES ETF TRUST PROSPECTUS

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily

DIREXION SHARES ETF TRUST PROSPECTUS	531

target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

532	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Regional Banks Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Regional Banks Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to -300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the Dow Jones U.S. Select Regional Banks Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.30%

Total Annual Fund Operating Expenses	1.05%

Expense Waiver/Reimbursement	0.10%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$324

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in:

DIREXION SHARES ETF TRUST PROSPECTUS	533

futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index measures regional banks that provide a broad range of financial services, including retail banking, loans and money transmissions. The banks in the Index represent less than 5% of the three-year average total assets held by all banks in the Dow Jones Select U.S. Bank Index. To be included in the Index, stocks must have a float-weighted market cap minimum of $75 million for components that comprise 90% of the total market capitalization. The remaining components may fall below $75 million, but must meet all other criteria throughout the selection process. The Index is weighted by float-adjusted market capitalization, which includes the restriction that the weight of any individual security is restricted to 25%. As of December 30, 2011 the Index has 30 components, with a total market capitalization of $241 billion. The mean market capitalization of the Index’s components is $4 billion.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Banking Sector Risk

The Fund will generally focus its assets in the banking industry. Companies within the banking industry can be significantly affected by extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge and amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to

534	DIREXION SHARES ETF TRUST PROSPECTUS

severe price competition. The regional banking industry is highly competitive and thus, failure to maintain or increase market share may result in lost market share.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the regional banking sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV,

DIREXION SHARES ETF TRUST PROSPECTUS	535

the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

536	DIREXION SHARES ETF TRUST PROSPECTUS

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 47.7%. The Index’s highest volatility rate for any one calendar year during the five-year period is 67.0% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is –16.54%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

DIREXION SHARES ETF TRUST PROSPECTUS	537

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

538	DIREXION SHARES ETF TRUST PROSPECTUS

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	539

Direxion Daily Retail Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Retail Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Russell 1000® Retail Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	1.42%

Acquired Fund Fees and Expenses	0.09%

Total Annual Fund Operating Expenses	2.26%

Expense Waiver/Reimbursement	1.19%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.07%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$109	$592	$1,101	$2,503

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.

540	DIREXION SHARES ETF TRUST PROSPECTUS

However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is an index comprised of constituent companies of the Russell 1000, which measures the performance of the large-cap segment of the U.S. equity universe, that sell to consumers those discretionary products supplied by manufacturers. These domestic companies include specialty retailers as well as diversified retailers such as department stores, discount stores, and superstores. The Index does not include retailers selling consumer staples, such as supermarkets, drugstores, and liquor stores.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the retail sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that

DIREXION SHARES ETF TRUST PROSPECTUS	541

industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

542	DIREXION SHARES ETF TRUST PROSPECTUS

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the period since inception, July 14, 2010, through December 30, 2011 is 19.28%. The Index’s highest volatility rate during the same period is 20.56% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the same period is 20.75%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

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To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

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Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Retail Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the retail sector. Retail and related industries can be significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, and changing consumer tastes and preferences. In addition, the retailing industry is highly competitive and a company’s success can be tied to its ability to anticipate changing consumer tastes.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

DIREXION SHARES ETF TRUST PROSPECTUS	545

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

The Fund sought a daily target of 200% until December 1, 2011. At that time, the Fund began to seek a daily target of 300%.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 15.64% for the quarter ended December 31, 2011 and its lowest calendar quarter return was -11.58% for the quarter ended September 30, 2011. The year-to-date return as of December 31, 2011 was 7.70%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (7/14/2010)
Return Before Taxes	7.70%	35.61%
Return After Taxes on Distributions	6.38%	34.09%
Return After Taxes on Distributions and Sale of Fund Shares	5.47%	29.83%
Russell 1000® Retail Index (reflects no deduction for fees, expenses or taxes)	7.17%	30.85%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in July of 2010.

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Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Direxion Daily Retail Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Retail Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the Russell 1000® Retail Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	3.10%

Acquired Fund Fees and Expenses	0.16%

Total Annual Fund Operating Expenses	4.01%

Expense Waiver/Reimbursement	2.90%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.11%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$113	$955	$1,813	$4,034

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, this portfolio turnover rate is calculated without

548	DIREXION SHARES ETF TRUST PROSPECTUS

regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index is an index comprised of constituent companies of the Russell 1000, which measures the performance of the large-cap segment of the U.S. equity universe, that sell to consumers those discretionary products supplied by manufacturers. These domestic companies include specialty retailers as well as diversified retailers such as department stores, discount stores, and superstores. The Index does not include retailers selling consumer staples, such as supermarkets, drugstores, and liquor stores.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the retail sector, however, in the future, the Index concentration may change. The Fund will concentrate its

DIREXION SHARES ETF TRUST PROSPECTUS	549

investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

550	DIREXION SHARES ETF TRUST PROSPECTUS

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the period since inception, July 14, 2010, through December 30, 2011 is 19.28%. The Index’s highest volatility rate during the same period is 20.56% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the same period is 20.75%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

DIREXION SHARES ETF TRUST PROSPECTUS	551

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

552	DIREXION SHARES ETF TRUST PROSPECTUS

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Retail Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the retail sector. Retail and related industries can be significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, and changing consumer tastes and preferences. In addition, the retailing industry is highly competitive and a company’s success can be tied to its ability to anticipate changing consumer tastes.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might

DIREXION SHARES ETF TRUST PROSPECTUS	553

be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

The Fund sought a daily target of 200% until December 1, 2011. At that time, the Fund began to seek a daily target of 300%.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 2.52% for the quarter ended September 30, 2011 and its lowest calendar quarter return was -18.47% for the quarter ended December 31, 2011. The year-to-date return as of December 31, 2011 was –24.60%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (7/14/2010)
Return Before Taxes	–24.60%	–38.58%
Return After Taxes on Distributions	–24.60%	–38.58%
Return After Taxes on Distributions and Sale of Fund Shares	–15.99%	–32.18%
Russell 1000® Retail Index (reflects no deduction for fees, expenses or taxes)	7.17%	30.85%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement

554	DIREXION SHARES ETF TRUST PROSPECTUS

accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in July of 2010.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	555

Direxion Daily Semiconductor Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Semiconductor Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the PHLX Semiconductor Sector Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.31%

Acquired Fund Fees and Expenses	0.11%

Total Annual Fund Operating Expenses	1.17%

Expense Waiver/Reimbursement	0.08%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.09%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$111	$364	$636	$1,413

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio. However, this portfolio turnover rate is calculated without

556	DIREXION SHARES ETF TRUST PROSPECTUS

regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the design, distribution, manufacture and sale of semiconductors. As of December 30, 2011, the Index included companies with capitalizations between $211 million and $123 billion. The average capitalization of the companies comprising the Index was approximately $12 billion.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the semiconductor sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total

DIREXION SHARES ETF TRUST PROSPECTUS	557

assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

558	DIREXION SHARES ETF TRUST PROSPECTUS

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 34.68%. The Index’s highest volatility rate for any one calendar year during the five-year period is 31.73% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is –3.59%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their

DIREXION SHARES ETF TRUST PROSPECTUS	559

portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

560	DIREXION SHARES ETF TRUST PROSPECTUS

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Semiconductors Industry Risk

The Fund is subject to the risk that companies that are in the semiconductor industry may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in the semiconductor sector of the market to decrease. Specific risks faced by companies in the semiconductor industry include, but are not limited to: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; securities prices may fluctuate widely due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; research costs and the risks that their products may not prove commercially successful; capital equipment expenditures could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s

DIREXION SHARES ETF TRUST PROSPECTUS	561

high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

562	DIREXION SHARES ETF TRUST PROSPECTUS

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 14.73% for the quarter ended March 31, 2011 and its lowest calendar quarter return was –49.98% for the quarter ended September 30, 2011. The year-to-date return as of December 31, 2011 was –47.94%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (3/9/2010)
Return Before Taxes	–47.94%	–21.14%
Return After Taxes on Distributions	–47.94%	–21.14%
Return After Taxes on Distributions and Sale of Fund Shares	–31.16%	–17.69%
PHLX Semiconductor Sector Index (reflects no deduction for fees, expenses or taxes)	–10.36%	4.97%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in March of 2010.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Direxion Daily Semiconductor Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Semiconductor Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to -300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the PHLX Semiconductor Sector Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.57%

Acquired Fund Fees and Expenses	0.17%

Total Annual Fund Operating Expenses	1.49%

Expense Waiver/Reimbursement	0.31%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.18%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$120	$441	$784	$1,753

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, this portfolio turnover rate is calculated without

564	DIREXION SHARES ETF TRUST PROSPECTUS

regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the design, distribution, manufacture and sale of semiconductors. As of December 30, 2011, the Index included companies with capitalizations between $211 million and $123 billion. The average capitalization of the companies comprising the Index was approximately $12 billion.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the semiconductor sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries

DIREXION SHARES ETF TRUST PROSPECTUS	565

to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward

566	DIREXION SHARES ETF TRUST PROSPECTUS

currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 34.68%. The Index’s highest volatility rate for any one calendar year during the five-year period is 31.73% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is –3.59%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note

DIREXION SHARES ETF TRUST PROSPECTUS	567

Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

568	DIREXION SHARES ETF TRUST PROSPECTUS

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Semiconductors Industry Risk

The Fund is subject to the risk that companies that are in the semiconductor industry may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in the semiconductor sector of the market to decrease. Specific risks faced by companies in the semiconductor industry include, but are not limited to: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; securities prices may fluctuate widely due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; research costs and the risks that their products may not prove commercially successful; capital equipment expenditures could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

DIREXION SHARES ETF TRUST PROSPECTUS	569

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

570	DIREXION SHARES ETF TRUST PROSPECTUS

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 37.26% for the quarter ended September 30, 2011 and its lowest calendar quarter return was -35.58% for the quarter ended December 31, 2011. The year-to-date return as of December 31, 2011 was –26.54%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (3/9/2010)
Return Before Taxes	–26.54%	–48.58%
Return After Taxes on Distributions	–26.83%	–49.12%
Return After Taxes on Distributions and Sale of Fund Shares	–17.22%	–39.53%
PHLX Semiconductor Sector Index (reflects no deduction for fees, expenses or taxes)	–10.36%	4.97%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in March of 2010.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	571

Direxion Daily Silver Miners Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Silver Miners Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Solactive Global Silver Miners Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.24%

Total Annual Fund Operating Expenses	0.99%

Expense Waiver/Reimbursement	0.04%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$312

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

572	DIREXION SHARES ETF TRUST PROSPECTUS

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is designed to measure broad based equity market performance of global companies involved in the silver mining industry, as defined by Structured Solutions AG (the “Index Provider”). The Index includes a minimum of 20 and a maximum of 40 stocks of international companies active in exploration, mining and/or refining of silver, including stocks of small and medium capitalization companies. As of October 30, 2011, the Index had 31 components, 25 of which are non-U.S. companies, including “emerging markets,” as that term is defined by the index provider, with a combined market capitalization of $82 Billion. In general, the principal supplies of silver are concentrated in only few countries or territories, currently including: Canada, Mexico, Peru, Russia and certain other former Soviet Union countries and the United States. Index adjustments are carried out semi-annually.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the silver mining industry, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The

DIREXION SHARES ETF TRUST PROSPECTUS	573

Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying

574	DIREXION SHARES ETF TRUST PROSPECTUS

those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

DIREXION SHARES ETF TRUST PROSPECTUS	575

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 47.5%. The Index’s highest volatility rate for any one calendar year during the five-year period is 69.8% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 8.07%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of

576	DIREXION SHARES ETF TRUST PROSPECTUS

portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Mining and Metal Industry Risk

The Fund will invest in securities issued by, and/or have exposure to, companies primarily involved in the mining of precious metals. Investments in mining and metal industry companies may be speculative and subject to greater price volatility than investments in other types of companies. Increased environmental or labor costs may depress the value of mining and metal investments. In addition, changes in international monetary policies or economic and political conditions can affect the supply of silver and precious metals, and consequently the value of mining and metal company investments. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.

DIREXION SHARES ETF TRUST PROSPECTUS	577

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Silver-Related Companies Risk

Silver-related companies may be adversely affected by a decrease in the worldwide demand and price of silver, which may result from a decreased level of industrial activity utilizing silver and other factors. Additionally, availability of alternatives to silver, such as synthetic substitues, disruptions in the supply chain, rising production costs, including storage, labor and energy, rising regulatory compliance costs, increased environment regulations and changes in industrial, government and global consumer demand may adversely affect companies engaged in silver-related business.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

578	DIREXION SHARES ETF TRUST PROSPECTUS

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	579

Direxion Daily Silver Miners Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Silver Miners Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the Silver Miners Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.26%

Total Annual Fund Operating Expenses	1.01%

Expense Waiver/Reimbursement	0.06%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in:

580	DIREXION SHARES ETF TRUST PROSPECTUS

futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index is designed to measure broad based equity market performance of global companies involved in the silver mining industry, as defined by Structured Solutions AG (the “Index Provider”). The Index includes a minimum of 20 and a maximum of 40 stocks of international companies active in exploration, mining and/or refining of silver, including stocks of small and medium capitalization companies. As of October 31, 2011, the Index had 31 components, 25 of which are non-U.S. companies, including “emerging markets,” as that term is defined by the index provider, with a combined market capitalization of $82 Billion. In general, the principal supplies of silver are concentrated in only few countries or territories, currently including: Canada, Mexico, Peru, Russia and certain other former Soviet Union countries and the United States. Index adjustments are carried out semi-annually.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the silver mining industry, however, in the future, the Index concentration may change. The Fund will concentrate its

DIREXION SHARES ETF TRUST PROSPECTUS	581

investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment

582	DIREXION SHARES ETF TRUST PROSPECTUS

objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 47.5%. The Index’s highest volatility rate for any one calendar year during the

DIREXION SHARES ETF TRUST PROSPECTUS	583

five-year period is 69.8% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 8.07%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is -300% of the Index loss of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the

584	DIREXION SHARES ETF TRUST PROSPECTUS

market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than -300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Mining and Metal Industry Risk

The Fund will invest in securities issued by, and/or have exposure to, companies primarily involved in the mining of precious metals. Investments in mining and metal industry companies may be speculative and subject to greater price volatility than investments in other types of companies. Increased environmental or labor costs may depress the value of mining and metal investments. In addition, changes in international monetary policies or economic and political conditions can affect the supply of silver and precious metals, and consequently the value of mining and metal company investments. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment

DIREXION SHARES ETF TRUST PROSPECTUS	585

will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Silver-Related Companies Risk

Silver-related companies may be adversely affected by a decrease in the worldwide demand and price of silver, which may result from a decreased level of industrial activity utilizing silver and other factors. Additionally, availability of alternatives to silver, such as synthetic substitues, disruptions in the supply chain, rising production costs, including storage, labor and energy, rising regulatory compliance costs, increased environment regulations and changes in industrial, government and global consumer demand may adversely affect companies engaged in silver-related business.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and

586	DIREXION SHARES ETF TRUST PROSPECTUS

NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	587

Direxion Daily Utilities Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Utilities Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Utilities Select Sector Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.33%

Total Annual Fund Operating Expenses	1.08%

Expense Waiver/Reimbursement	0.13%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

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Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is provided by Standard & Poor’s (the “Index Provider”) and includes domestic companies from the following industries: electric utilities; multi-utilities; independent power producers & energy trades; and gas utilities. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by the Index Provider using a modified “market capitalization” methodology, which is a hybrid between equal weighting and conventional capitalization weighting with the weighting capped for the largest stocks included in the Index. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. As of December 30, 2011, the Index was comprised of 33 stocks.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the utilities sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so

DIREXION SHARES ETF TRUST PROSPECTUS	589

concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

590	DIREXION SHARES ETF TRUST PROSPECTUS

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 23.4%. The Index’s highest volatility rate for any one calendar year during the five-year period is 37.8% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 3.63%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note

DIREXION SHARES ETF TRUST PROSPECTUS	591

Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is -300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

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Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Utilities Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the utilities sector. Issuers in the utilities sector are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market’s ability to absorb

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utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. Utilities issuers experience certain of these problems to varying degrees.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Direxion Daily Utilities Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Utilities Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the Utilities Select Sector Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.34%

Total Annual Fund Operating Expenses	1.09%

Expense Waiver/Reimbursement	0.14%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$97	$333

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in:

DIREXION SHARES ETF TRUST PROSPECTUS	595

futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index is provided by Standard & Poor’s (the “Index Provider”) and includes domestic companies from the following industries: electric utilities; multi-utilities; independent power producers & energy trades; and gas utilities. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by the Index Provider using a modified “market capitalization” methodology, which is a hybrid between equal weighting and conventional capitalization weighting with the weighting capped for the largest stocks included in the Index. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. As of December 30, 2011, the Index was comprised of 33 stocks.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

596	DIREXION SHARES ETF TRUST PROSPECTUS

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the utilities sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market

DIREXION SHARES ETF TRUST PROSPECTUS	597

value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 23.4%. The Index’s highest volatility rate for any one calendar year during the five-year period is 37.8% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 3.63%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information

598	DIREXION SHARES ETF TRUST PROSPECTUS

Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is -300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

DIREXION SHARES ETF TRUST PROSPECTUS	599

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Utilities Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the utilities sector. Issuers in the utilities

600	DIREXION SHARES ETF TRUST PROSPECTUS

sector are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. Utilities issuers experience certain of these problems to varying degrees.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	601

Direxion Daily Wind Energy Bull 3x Shares

Important Information Regarding the Fund

The Direxion Daily Wind Energy Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the ISE Global Wind Energy Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses of the Fund	0.28%

Total Annual Fund Operating Expenses	1.03%
Expense Waiver/Reimbursement	0.08%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$320

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the

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equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is developed and owned by the International Securities Exchange, LLC®, in consultation with Standard & Poor’s, a Division of The McGraw-Hill Companies, Inc., which calculates and maintains the Index. The Index provides a benchmark for investors interested in tracking public companies that are active in the wind energy industry based on analysis of the products and services offered by those companies. Each company must be actively engaged in some aspect of the wind energy industry, including: the development or management of a wind farm; the production or distribution of electricity generated by wind power; or involvement in the design, manufacture or distribution of machinery or materials designed specifically for the wind energy industry. As of December 30, 2011, there were 51 constituents comprising the index representing 18 countries.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the wind energy sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total

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assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise

604	DIREXION SHARES ETF TRUST PROSPECTUS

would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

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Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 31.2%. The Index’s highest volatility rate for any one calendar year during the five-year period is 46.5% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is –12.96%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of

606	DIREXION SHARES ETF TRUST PROSPECTUS

the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

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Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Utilities Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the utilities sector. Issuers in the utilities sector are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. Utilities issuers experience certain of these problems to varying degrees.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Wind Energy Risk

The Fund will generally focus its assets in the wind energy industry. Wind energy companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. This can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. Wind energy companies could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. In addition, the Fund may include companies affected by industry consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. They may also be significantly affected by overall capital spending levels, economic cycles, delays in modernization, labor relations, government regulations and e-commerce initiatives.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and

608	DIREXION SHARES ETF TRUST PROSPECTUS

sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	609

Direxion Daily Wind Energy Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Wind Energy Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to -300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the ISE Global Wind Energy Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses of the Fund	0.30%

Total Annual Fund Operating Expenses	1.05%
Expense Waiver/Reimbursement	0.10%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$97	$324

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in:

610	DIREXION SHARES ETF TRUST PROSPECTUS

futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index is developed and owned by the International Securities Exchange, LLC®, in consultation with Standard & Poor’s, a Division of The McGraw-Hill Companies, Inc., which calculates and maintains the Index. The Index provides a benchmark for investors interested in tracking public companies that are active in the wind energy industry based on analysis of the products and services offered by those companies. Each company must be actively engaged in some aspect of the wind energy industry, including: the development or management of a wind farm; the production or distribution of electricity generated by wind power; or involvement in the design, manufacture or distribution of machinery or materials designed specifically for the wind energy industry. As of December 30, 2011, there were 51 constituents comprising the index representing 18 countries.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the wind energy sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to

DIREXION SHARES ETF TRUST PROSPECTUS	611

approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment

612	DIREXION SHARES ETF TRUST PROSPECTUS

objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 31.2%. The Index’s highest volatility rate for any one calendar year during the

DIREXION SHARES ETF TRUST PROSPECTUS	613

five-year period is 46.5% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 31, 2011 is –12.96%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower

614	DIREXION SHARES ETF TRUST PROSPECTUS

your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than -300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit

DIREXION SHARES ETF TRUST PROSPECTUS	615

derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Utilities Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the utilities sector. Issuers in the utilities sector are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. Utilities issuers experience certain of these problems to varying degrees.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Wind Energy Risk

The Fund will generally focus its assets in the wind energy industry. Wind energy companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. This can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. Wind energy companies could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. In addition, the Fund may include companies affected by industry consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. They may also be significantly affected by overall capital spending levels, economic cycles, delays in modernization, labor relations, government regulations and e-commerce initiatives.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time.

616	DIREXION SHARES ETF TRUST PROSPECTUS

Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	617

Direxion Daily Clean Energy Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Clean Energy Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the ISE Earth Wind & Fire (EWF) Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses of the Fund	0.25%

Total Annual Fund Operating Expenses	1.00%

Expense Waiver/Reimbursement	0.05%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$97	$313

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the

618	DIREXION SHARES ETF TRUST PROSPECTUS

equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index provides a benchmark for investors interested in tracking companies actively involved in hydrocarbon-free based energy generation (Geothermal Heat, Hydropower, Wind Energy, and Solar Energy). The index includes 80 companies (20% geothermal and hydro, 40% solar, 20% wind). As of December 30, 2011, the market capitalizations of stocks included in the Index ranged from approximately $82 million to approximately $38.3 billion and the average market capitalization was $2.7 billion with a median market capitalization of $363.3 million.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Clean Energy Securities Risk

The Fund will focus its investments in securities issued by, and/or have exposure to, companies engaged in the business of cleaner energy and conservation. The Fund is subject to the risk that companies that are in the clean energy industry may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in the clean energy sector of the market to decrease. Shares in clean energy companies have been significantly more volatile than shares of companies operating in other more established industries. Certain valuation methods currently used to value certain clean energy companies may serve to increase further the volatility of those company’s share prices. In addition, the clean energy industry sector is relatively nascent and under-

DIREXION SHARES ETF TRUST PROSPECTUS	619

researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk. The Fund may invest in the shares of companies with a limited operating history, some of which may never have traded profitably. Investment in young companies with a short operating history is generally riskier than investment in companies with a longer operating history.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the clean energy sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily

620	DIREXION SHARES ETF TRUST PROSPECTUS

investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 25.1%. The Index’s highest volatility rate for any one calendar year during the five-year period is 28.3% and volatility for a shorter period of time may have been substantially higher. The Index’s

DIREXION SHARES ETF TRUST PROSPECTUS	621

annualized performance for the five-year period ended December 30, 2011 is -28.19%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

622	DIREXION SHARES ETF TRUST PROSPECTUS

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer

DIREXION SHARES ETF TRUST PROSPECTUS	623

period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

624	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Clean Energy Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Clean Energy Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the ISE Earth Wind & Fire (EWF) Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.27%

Total Annual Fund Operating Expenses	1.02%

Expense Waiver/Reimbursement	0.07%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$318

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

DIREXION SHARES ETF TRUST PROSPECTUS	625

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index provides a benchmark for investors interested in tracking companies actively involved in hydrocarbon-free based energy generation (Geothermal Heat, Hydropower, Wind Energy, and Solar Energy). The index includes 80 companies (20% geothermal and hydro, 40% solar, 20% wind). As of December 30, 2011, the market capitalizations of stocks included in the Index ranged from approximately $82 million to approximately $38.3 billion and the average market capitalization was $2.7 billion with a median market capitalization of $363.3 million.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Clean Energy Securities Risk

The Fund will focus its investments in securities issued by, and/or have exposure to, companies engaged in the business of cleaner energy and conservation. The Fund is subject to the risk that companies that are in the clean energy industry may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in the clean energy sector of the market to decrease. Shares in clean energy companies have been significantly more volatile than shares of companies operating in other more established industries. Certain valuation methods currently used to value certain clean energy companies may serve to increase further the volatility of those company’s share prices. In addition, the clean energy industry sector is relatively nascent and

626	DIREXION SHARES ETF TRUST PROSPECTUS

under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk. The Fund may invest in the shares of companies with a limited operating history, some of which may never have traded profitably. Investment in young companies with a short operating history is generally riskier than investment in companies with a longer operating history.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the clean energy sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives

DIREXION SHARES ETF TRUST PROSPECTUS	627

may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

628	DIREXION SHARES ETF TRUST PROSPECTUS

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 25.1%. The Index’s highest volatility rate for any one calendar year during the five-year period is 28.3% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is –28.19%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

DIREXION SHARES ETF TRUST PROSPECTUS	629

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

630	DIREXION SHARES ETF TRUST PROSPECTUS

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	631

Direxion Daily Energy Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Energy Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Russell 1000® Energy Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.24%

Acquired Fund Fees and Expenses	0.11%

Total Annual Fund Operating Expenses	1.10%

Expense Waiver/Reimbursement	0.01%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.09%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$111	$349	$605	$1,339

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 302% of the average value of its portfolio.

632	DIREXION SHARES ETF TRUST PROSPECTUS

However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a capitalization-weighted index of companies engaged in energy related businesses, such as oil companies involved in the exploration, production, servicing, drilling and refining processes, and companies primarily involved in the production and mining of coal and other fuels used in the generation of consumable energy. Also included are gas distribution, gas pipeline and related companies. These companies span a broad range of industries including: domestic, international and crude oil producers, offshore drilling, oil well equipment and service, machinery and energy equipment, coal, utilities, gas pipelines and miscellaneous energy services.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the energy sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so

DIREXION SHARES ETF TRUST PROSPECTUS	633

concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

634	DIREXION SHARES ETF TRUST PROSPECTUS

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 36.61%. The Index’s highest volatility rate for any one calendar year during the five-year period is 31.06% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 4.08%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

DIREXION SHARES ETF TRUST PROSPECTUS	635

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Energy Securities Risk

The Fund will focus its investments in securities issued by, and/or have exposure to, companies that engage in energy-related businesses and companies primarily involved in the production and mining of coal and other fuels used in the generation of consumable energy. As a result, the Fund is subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The prices of the securities of energy and energy services companies may fluctuate widely due to the supply and demand for both their specific products or services and energy products in general. In addition, the prices of energy product securities may be affected by changes in value and dividend yield.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the

636	DIREXION SHARES ETF TRUST PROSPECTUS

performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

DIREXION SHARES ETF TRUST PROSPECTUS	637

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 76.14% for the quarter ended December 31, 2010 and its lowest calendar quarter return was –57.66% for the quarter ended September 30, 2011. The year-to-date return as of December 31, 2011 was –19.47%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (11/6/2008)
Return Before Taxes	–19.47%	–3.62%
Return After Taxes on Distributions	–19.47%	–4.97%
Return After Taxes on Distributions and Sale of Fund Shares	–12.66%	–3.89%
Russell 1000® Energy Index (reflects no deduction for fees, expenses or taxes)	3.46%	50.51%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not

638	DIREXION SHARES ETF TRUST PROSPECTUS

reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in November of 2008.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	639

Direxion Daily Energy Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Energy Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to -300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the Russell 1000® Energy Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.40%

Acquired Fund Fees and Expenses	0.18%

Total Annual Fund Operating Expenses	1.33%

Expense Waiver/Reimbursement	0.13%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.20%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$122	$409	$716	$1,590

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

640	DIREXION SHARES ETF TRUST PROSPECTUS

However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index is a capitalization-weighted index of companies engaged in energy related businesses, such as oil companies involved in the exploration, production, servicing, drilling and refining processes, and companies primarily involved in the production and mining of coal and other fuels used in the generation of consumable energy. Also included are gas distribution, gas pipeline and related companies. These companies span a broad range of industries including: domestic, international and crude oil producers, offshore drilling, oil well equipment and service, machinery and energy equipment, coal, utilities, gas pipelines and miscellaneous energy services.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

DIREXION SHARES ETF TRUST PROSPECTUS	641

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the energy sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market

642	DIREXION SHARES ETF TRUST PROSPECTUS

value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five–year period ended December 30, 2011 is 36.61%. The Index’s highest volatility rate for any one calendar year during the five-year period is 31.06% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 4.08%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term

DIREXION SHARES ETF TRUST PROSPECTUS	643

performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Energy Securities Risk

The Fund will focus its investments in securities issued by, and/or have exposure to, companies that engage in energy-related businesses and companies primarily involved in the production and mining of coal and other fuels used in the generation of consumable energy. As a result, the Fund is subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The prices of the securities of energy and energy services companies may fluctuate widely due to the supply and demand for both their specific products or services and energy products in general. In addition, the prices of energy product securities may be affected by changes in value and dividend yield.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is -300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

644	DIREXION SHARES ETF TRUST PROSPECTUS

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

DIREXION SHARES ETF TRUST PROSPECTUS	645

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 57.32% for the quarter ended September 30, 2011 and its lowest calendar quarter return was –50.50% for the quarter ended December 31, 2011. The year-to-date return as of December 31, 2011 was –50.04%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (11/6/2008)
Return Before Taxes	–50.04%	–64.65%
Return After Taxes on Distributions	–50.04%	–64.65%
Return After Taxes on Distributions and Sale of Fund Shares	–32.53%	–41.76%
Russell 1000® Energy Index (reflects no deduction for fees, expenses or taxes)	3.46%	50.51%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ

646	DIREXION SHARES ETF TRUST PROSPECTUS

from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in November of 2008.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	647

Direxion Daily Financial Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Financial Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Russell 1000® Financial Services Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.22%

Acquired Fund Fees and Expenses	0.13%

Total Annual Fund Operating Expenses	1.10%

Expense Waiver/Reimbursement	0.00%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.10%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$112	$350	$606	$1,340

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

648	DIREXION SHARES ETF TRUST PROSPECTUS

However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a subset of the Russell 1000® Index that measures the performance of the securities classified in the financial services sector of the large cap U.S. equity market. As of December 30, 2011, the Index had an average market capitalization of over $11.3 billion and a median market capitalization of $4.3 billion.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the financial sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may

DIREXION SHARES ETF TRUST PROSPECTUS	649

concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

650	DIREXION SHARES ETF TRUST PROSPECTUS

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 45.07%. The Index’s highest volatility rate for any one calendar year during the five-year period is 32.29% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is –14.27%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors

DIREXION SHARES ETF TRUST PROSPECTUS	651

who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Financial Services Companies Risk

The Fund will focus its investments in securities issued by, and/or have exposure to, financial services companies. As a result, the Fund is subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial services companies. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

652	DIREXION SHARES ETF TRUST PROSPECTUS

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

DIREXION SHARES ETF TRUST PROSPECTUS	653

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 78.43% for the quarter ended September 30, 2009 and its lowest calendar quarter return was –77.69% for the quarter ended March 31, 2009. The year-to-date return as of December 31, 2011 was –53.38%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (11/6/2008)
Return Before Taxes	–53.38%	–47.54%
Return After Taxes on Distributions	–53.38%	–47.60%
Return After Taxes on Distributions and Sale of Fund Shares	–34.70%	–34.69%
Russell 1000® Financial Services Index (reflects no deduction for fees, expenses or taxes)	–12.92%	9.48%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

654	DIREXION SHARES ETF TRUST PROSPECTUS

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in November of 2008.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	655

Direxion Daily Financial Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Financial Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the Russell 1000® Financial Services Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.24%

Acquired Fund Fees and Expenses	0.17%

Total Annual Fund Operating Expenses	1.16%

Expense Waiver/Reimbursement	0.03%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.13%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$115	$366	$635	$1,406

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

656	DIREXION SHARES ETF TRUST PROSPECTUS

However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index is a subset of the Russell 1000® Index that measures the performance of the securities classified in the financial services sector of the large cap U.S. equity market. As of December 30, 2011, the Index had an average market capitalization of over $11.3 billion and a median market capitalization of $4.3 billion.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the financial sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to

DIREXION SHARES ETF TRUST PROSPECTUS	657

approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

658	DIREXION SHARES ETF TRUST PROSPECTUS

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 45.07%. The Index’s highest volatility rate for any one calendar year during the five-year period is 32.29% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is –14.27%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

DIREXION SHARES ETF TRUST PROSPECTUS	659

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Financial Services Companies Risk

The Fund will focus its investments in securities issued by, and/or have exposure to, financial services companies. As a result, the Fund is subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial services companies. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is -300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to

660	DIREXION SHARES ETF TRUST PROSPECTUS

value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even

DIREXION SHARES ETF TRUST PROSPECTUS	661

though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 48.43% for the quarter ended September 30, 2011 and its lowest calendar quarter return was –77.24% for the quarter ended June 30, 2009. The year-to-date return as of December 31, 2011 was –20.93%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (11/6/2008)
Return Before Taxes	–20.93%	–75.13%
Return After Taxes on Distributions	–20.93%	–75.13%
Return After Taxes on Distributions and Sale of Fund Shares	–13.60%	–44.04%
Russell 1000® Financial Services Index (reflects no deduction for fees, expenses or taxes)	–12.92%	9.48%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

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Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in November of 2008.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	663

Direxion Daily Real Estate Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Real Estate Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the MSCI US REIT IndexSM (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.28%

Acquired Fund Fees and Expenses	0.11%

Total Annual Fund Operating Expenses	1.14%

Expense Waiver/Reimbursement	0.04%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.10%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$112	$358	$624	$1,383

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 110% of the average value of its portfolio.

664	DIREXION SHARES ETF TRUST PROSPECTUS

However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The Index represents approximately 85% of the US REIT universe.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the real estate sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total

DIREXION SHARES ETF TRUST PROSPECTUS	665

assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

666	DIREXION SHARES ETF TRUST PROSPECTUS

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 50.72%. The Index’s highest volatility rate for any one calendar year during the five-year period is 75.23% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is –1.52%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their

DIREXION SHARES ETF TRUST PROSPECTUS	667

portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

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Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Real Estate Investment Risk

The Fund will focus its investments in securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer

DIREXION SHARES ETF TRUST PROSPECTUS	669

period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 38.68% for the quarter ended December 31, 2011 and its lowest calendar quarter return was –46.11% for the quarter ended September 30, 2011. The year-to-date return as of December 31, 2011 was –4.88%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (7/16/2009)
Return Before Taxes	–4.88%	75.40%
Return After Taxes on Distributions	–5.83%	72.50%
Return After Taxes on Distributions and Sale of Fund Shares	–2.83%	64.87%
MSCI US REIT Index (reflects no deduction for fees, expenses or taxes)	8.70%	101.84%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions

670	DIREXION SHARES ETF TRUST PROSPECTUS

and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in July of 2009.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	671

Direxion Daily Real Estate Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Real Estate Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Direxion Daily Real Estate Bear 3X Shares (“Fund”) seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the MSCI US REIT IndexSM (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.40%

Acquired Fund Fees and Expenses	0.18%

Total Annual Fund Operating Expenses	1.33%

Expense Waiver/Reimbursement	0.20%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.13%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$115	$402	$710	$1,584

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, this portfolio turnover rate is calculated without

672	DIREXION SHARES ETF TRUST PROSPECTUS

regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index is a free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The index represents approximately 85% of the US REIT universe.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the real estate sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its

DIREXION SHARES ETF TRUST PROSPECTUS	673

investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions

674	DIREXION SHARES ETF TRUST PROSPECTUS

incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.
At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 50.72%. The Index’s highest volatility rate for any one calendar year during the five-year period is 75.23% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is –1.52%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

DIREXION SHARES ETF TRUST PROSPECTUS	675

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than -300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market

676	DIREXION SHARES ETF TRUST PROSPECTUS

and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Real Estate Investment Risk

The Fund will focus its investments in securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

DIREXION SHARES ETF TRUST PROSPECTUS	677

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 19.97% for the quarter ended September 30, 2011 and its lowest calendar quarter return was –46.77% for the quarter ended December 31, 2011. The year-to-date return as of December 31, 2011 was –56.86%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (7/16/2009)
Return Before Taxes	–56.86%	–77.23%
Return After Taxes on Distributions	–56.86%	–77.25%
Return After Taxes on Distributions and Sale of Fund Shares	–36.96%	–51.04%
MSCI US REIT Index (reflects no deduction for fees, expenses or taxes)	8.70%	101.84%

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After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in July of 2009.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	679

Direxion Daily Technology Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Technology Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Russell 1000® Technology Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.26%

Acquired Fund Fees and Expenses	0.12%

Total Annual Fund Operating Expenses	1.13%

Expense Waiver/Reimbursement	0.03%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.10%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$112	$356	$619	$1,372

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

680	DIREXION SHARES ETF TRUST PROSPECTUS

However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a capitalization-weighted index of companies that serve the electronics and computer industries or that manufacture products based on the latest applied science. As of December 31, 2011, the Index had an average market cap of over $19.6 billion and a median market capitalization of $4.9 billion.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the technology sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of

DIREXION SHARES ETF TRUST PROSPECTUS	681

industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the

682	DIREXION SHARES ETF TRUST PROSPECTUS

price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 27.63%. The Index’s highest volatility rate for any one calendar year during the five-year period is 24.32% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 4.18%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is

DIREXION SHARES ETF TRUST PROSPECTUS	683

designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

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Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Technology Securities Risk

The Fund will focus its investments in securities issued by, and/or have exposure to, companies that serve the electronics and computer industries or that manufacture products based on the latest applied science. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

DIREXION SHARES ETF TRUST PROSPECTUS	685

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 65.03% for the quarter ended June 30, 2009 and its lowest calendar quarter return was -34.88% for the quarter ended June 30, 2010. The year-to-date return as of December 31, 2011 was –17.97%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (12/17/2008)
Return Before Taxes	–17.97%	44.31%
Return After Taxes on Distributions	–18.51%	40.74%
Return After Taxes on Distributions and Sale of Fund Shares	–11.61%	37.09%
Russell 1000® Technology Index (reflects no deduction for fees, expenses or taxes)	0.30%	81.84%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

686	DIREXION SHARES ETF TRUST PROSPECTUS

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in December of 2008.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	687

Direxion Daily Technology Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Technology Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the Russell 1000® Technology Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.32%

Acquired Fund Fees and Expenses	0.20%

Total Annual Fund Operating Expenses	1.27%

Expense Waiver/Reimbursement	0.12%

Total Annual Fund Operating Expenses After Waiver/Reimbursement	1.15%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$117	$391	$685	$1,523

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

688	DIREXION SHARES ETF TRUST PROSPECTUS

However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index is a capitalization-weighted index of companies that serve the electronics and computer industries or that manufacture products based on the latest applied science. As of December 31, 2011, the Index had an average market cap of over $19.6 billion and a median market capitalization of $4.9 billion.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the technology sector, however, in the future, the Index concentration may change. The Fund will concentrate its

DIREXION SHARES ETF TRUST PROSPECTUS	689

investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

690	DIREXION SHARES ETF TRUST PROSPECTUS

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 27.63%. The Index’s highest volatility rate for any one calendar year during the five-year period is 24.32% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 4.18%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

DIREXION SHARES ETF TRUST PROSPECTUS	691

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market

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and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Technology Securities Risk

The Fund will focus its investments in securities issued by, and/or have exposure to, companies that serve the electronics and computer industries or that manufacture products based on the latest applied science. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies.

DIREXION SHARES ETF TRUST PROSPECTUS	693

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 28.90% for the quarter ended June 30, 2010 and its lowest calendar quarter return was –48.26% for the quarter ended June 30, 2009. The year-to-date return as of December 31, 2011 was –31.82%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (12/17/2008)
Return Before Taxes	–31.82%	–61.60%
Return After Taxes on Distributions	–31.82%	–61.60%
Return After Taxes on Distributions and Sale of Fund Shares	–20.68%	–41.46%
Russell 1000® Technology Index (reflects no deduction for fees, expenses or taxes)	0.30%	81.84%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax

694	DIREXION SHARES ETF TRUST PROSPECTUS

returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in December of 2008.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Direxion Daily 7-10 Year Treasury Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily 7-10 Year Treasury Bull 3X Shares (formerly known as the Direxion Daily 10-Year Treasury Bull 3X Shares) (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the NYSE 7-10 Year Treasury Bond Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.77%

Acquired Fund Fees and Expenses	0.15%

Total Annual Fund Operating Expenses	1.67%

Expense Waiver/Reimbursement	0.56%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.11%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$113	$472	$855	$1,929

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, this portfolio turnover rate is calculated without

696	DIREXION SHARES ETF TRUST PROSPECTUS

regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in U.S. government securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a multi-security index that includes all qualified U.S. Treasury bonds. Bonds eligible for inclusion must be: U.S. Treasury Bonds; bullet or callable issues with fixed coupon payments; denominated in U.S. dollars; and have a maturity of 7-10 years at issuance. The Index rebalances monthly, after the close of trading on the last business day of each month, with coupons re-invested in the index. The weighting of the bonds in each index is reset during the rebalance to represent the market value of each issue.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap

DIREXION SHARES ETF TRUST PROSPECTUS	697

securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

698	DIREXION SHARES ETF TRUST PROSPECTUS

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 8.42%. The Index’s highest volatility rate for any one calendar year during the five-year period is 7.70% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 9.00%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their

DIREXION SHARES ETF TRUST PROSPECTUS	699

portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. Because the Fund invests in intermediate-term bonds, the effect of increasing interest rates may be more pronounced than for investment in short-term bonds.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market

700	DIREXION SHARES ETF TRUST PROSPECTUS

and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

DIREXION SHARES ETF TRUST PROSPECTUS	701

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

The performance shown prior to September 13, 2010 reflects a previous investment objective. The Fund sought daily investment results, before fees and expenses, of 300% of the performance of the NYSE Current 10-Year U.S. Treasury Index. If the Fund’s objective had remained the same, the calendar year performance of the Fund would have varied from that shown.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 33.35% for the quarter ended September 30, 2011 and its lowest calendar quarter return was –12.25% for the quarter ended December 31, 2010. The year-to-date return as of December 31, 2011 was 50.24%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (4/16/2009)
Return Before Taxes	50.24%	15.27%
Return After Taxes on Distributions	47.57%	13.48%
Return After Taxes on Distributions and Sale of Fund Shares	32.34%	11.95%
NYSE 7-10 Year Treasury Bond Index (reflects no deduction for fees, expenses or taxes)	15.08%	21.07%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in April of 2009.

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Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	703

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily 7-10 Year Treasury Bear 3X Shares (formerly known as the Direxion Daily 10-Year Treasury Bear 3X Shares) (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the NYSE 7-10 Year Treasury Bond Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.22%

Acquired Fund Fees and Expenses	0.18%

Total Annual Fund Operating Expenses	1.15%

Expense Waiver/Reimbursement	0.02%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.13%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$115	$363	$631	$1,396

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, this portfolio turnover rate is calculated without

704	DIREXION SHARES ETF TRUST PROSPECTUS

regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a multi-security index that includes all qualified U.S. Treasury bonds. Bonds eligible for inclusion must be: U.S. Treasury Bonds; bullet or callable issues with fixed coupon payments; denominated in U.S. dollars; and have a maturity of 7-10 years at issuance. The Index rebalances monthly, after the close of trading on the last business day of each month, with coupons re-invested in the index. The weighting of the bonds in each index is reset during the rebalance to represent the market value of each issue.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class

DIREXION SHARES ETF TRUST PROSPECTUS	705

without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

706	DIREXION SHARES ETF TRUST PROSPECTUS

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 8.42%. The Index’s highest volatility rate for any one calendar year during the five-year period is 7.70% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 9.00%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

DIREXION SHARES ETF TRUST PROSPECTUS	707

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. Because the Fund invests in intermediate-term bonds, the effect of increasing interest rates may be more pronounced than for investment in short-term bonds.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to

708	DIREXION SHARES ETF TRUST PROSPECTUS

value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S.

DIREXION SHARES ETF TRUST PROSPECTUS	709

government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

The performance shown prior to September 13, 2010 reflects a previous investment objective. The Fund sought daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the NYSE Current 10-Year U.S. Treasury Index. If the Fund’s objective had remained the same, the calendar year performance of the Fund would have varied from that shown.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 10.51% for the quarter ended December 31, 2010 and its lowest calendar quarter return was –27.73% for the quarter ended September 30, 2011. The year-to-date return as of December 31, 2011 was –40.18%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (4/16/2009)
Return Before Taxes	–40.18%	–22.75%
Return After Taxes on Distributions	–40.18%	–23.59%
Return After Taxes on Distributions and Sale of Fund Shares	–26.12%	–18.81%
NYSE 7-10 Year Treasury Bond Index (reflects no deduction for fees, expenses or taxes)	15.08%	21.077%

710	DIREXION SHARES ETF TRUST PROSPECTUS

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in April of 2009.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	711

Direxion Daily 20+ Year Treasury Bull 3x Shares

Important Information Regarding the Fund

The Direxion Daily 20+ Year Treasury Bull 3X Shares (formerly known as the Direxion Daily 30-Year Treasury Bull 3X Shares) (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the NYSE 20 Year Plus Treasury Bond Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.39%

Acquired Fund Fees and Expenses	0.15%

Total Annual Fund Operating Expenses	1.29%

Expense Waiver/Reimbursement	0.19%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.10%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$112	$390	$689	$1,540

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 128% of the average value of its portfolio. However, this portfolio turnover rate is calculated without

712	DIREXION SHARES ETF TRUST PROSPECTUS

regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in U.S. government securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a multi-security index that includes all qualified U.S. Treasury bonds. Bonds eligible for inclusion must be: U.S. Treasury Bonds; bullet or callable issues with fixed coupon payments; denominated in U.S. dollars; and have a maturity of 20 or more years at issuance. The Index rebalances monthly, after the close of trading on the last business day of each month, with coupons re-invested in the index. The weighting of the bonds in each index is reset during the rebalance to represent the market value of each issue.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap

DIREXION SHARES ETF TRUST PROSPECTUS	713

agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

714	DIREXION SHARES ETF TRUST PROSPECTUS

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 17.40%. The Index’s highest volatility rate for any one calendar year during the five-year period is 19.81% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 11.11%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their

DIREXION SHARES ETF TRUST PROSPECTUS	715

portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. Because the Fund invests in long-term bonds, the effect of increasing interest rates may be more pronounced than investment in intermediate-term or short-term bonds.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market

716	DIREXION SHARES ETF TRUST PROSPECTUS

and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

DIREXION SHARES ETF TRUST PROSPECTUS	717

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

The performance shown prior to September 13, 2010 reflects a previous investment objective. The Fund sought daily investment results, before fees and expenses, of 300% of the performance of the NYSE Current 30-Year U.S. Treasury Index. If the Fund’s objective had remained the same, the calendar year performance of the Fund would have varied from that shown.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 104.10% for the quarter ended September 30, 2011 and its lowest calendar quarter return was -26.92% for the quarter ended December 31, 2010. The year-to-date return as of December 31, 2011 was 105.44%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (4/16/2009)
Return Before Taxes	105.44%	14.09%
Return After Taxes on Distributions	104.91%	11.49%
Return After Taxes on Distributions and Sale of Fund Shares	68.52%	10.27%
NYSE 20 Year Plus Treasury Bond Index (reflects no deduction for fees, expenses or taxes)	33.50%	31.81%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in April of 2009.

718	DIREXION SHARES ETF TRUST PROSPECTUS

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	719

Direxion Daily 20+ Year Treasury Bear 3x Shares

Important Information Regarding the Fund

The Direxion Daily 20+ Year Treasury Bear 3X Shares (formerly known as the Direxion Daily 30-Year Treasury Bear 3X Shares) (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to -300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the NYSE 20 Year Plus Treasury Bond Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.19%

Acquired Fund Fees and Expenses	0.16%

Total Annual Fund Operating Expenses	1.10%

Expense Waiver/Reimbursement	0.01%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.09%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$111	$349	$605	$1,339

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

720	DIREXION SHARES ETF TRUST PROSPECTUS

However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a multi-security index that includes all qualified U.S. Treasury bonds. Bonds eligible for inclusion must be: U.S. Treasury Bonds; bullet or callable issues with fixed coupon payments; denominated in U.S. dollars; and have a maturity of 20 or more years at issuance. The Index rebalances monthly, after the close of trading on the last business day of each month, with coupons re-invested in the index. The weighting of the bonds in each index is reset during the rebalance to represent the market value of each issue.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments,

DIREXION SHARES ETF TRUST PROSPECTUS	721

or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

722	DIREXION SHARES ETF TRUST PROSPECTUS

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 17.40%. The Index’s highest volatility rate for any one calendar year during the five-year period is 19.81% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 11.11%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their

DIREXION SHARES ETF TRUST PROSPECTUS	723

portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is -300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. Because the Fund invests in long-term bonds, the effect of increasing interest rates may be more pronounced than investment in intermediate-term or short-term bonds.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than -300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

724	DIREXION SHARES ETF TRUST PROSPECTUS

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

DIREXION SHARES ETF TRUST PROSPECTUS	725

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance for the previous calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

The performance shown prior to September 13, 2010 reflects a previous investment objective. The Fund sought daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the NYSE Current 30-Year U.S. Treasury Index. If the Fund’s objective had remained the same, the calendar year performance of the Fund would have varied from that shown.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 25.78% for the quarter ended December 31, 2010 and its lowest calendar quarter return was –59.77% for the quarter ended September 30, 2011. The year-to-date return as of December 31, 2011 was –67.97%.

Average Annual Total Returns (For the periods ended December 31, 2011)

	One Year	Since Inception (4/16/2009)
Return Before Taxes	–67.97%	–39.55%
Return After Taxes on Distributions	–67.97%	–40.43%
Return After Taxes on Distributions and Sale of Fund Shares	–44.18%	–30.65%
NYSE 20 Year Plus Treasury Bond Index (reflects no deduction for fees, expenses or taxes)	33.50%	–31.81%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ

726	DIREXION SHARES ETF TRUST PROSPECTUS

from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in April of 2009.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	727

Direxion Daily Corporate Bond Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Corporate Bond Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the S&P U.S. Corporate Bond Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.32%

Total Annual Fund Operating Expenses	1.07%

Expense Waiver/Reimbursement	0.12%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$328

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

728	DIREXION SHARES ETF TRUST PROSPECTUS

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in fixed income securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a broad bond index which tracks the liquid, tradable and highly-rated portion of the U.S. Corporate bond market. Bonds eligible for inclusion must be denominated in U.S. dollars (“USD”), Fixed Rate, Non-Zero coupon bonds; and bullet bonds (callable and putable bonds are excluded), with a minimum balance size of 750. Such bonds must be rated investment grade, defined as being rated within the four highest ratings categories by at least one of the following investment agencies: S&P, Moody’s, or Fitch.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties,

DIREXION SHARES ETF TRUST PROSPECTUS	729

which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

730	DIREXION SHARES ETF TRUST PROSPECTUS

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index had not commenced operations as of the date of this Prospectus and therefore historical index volatility and performance are not yet available. In the future, historical Index volatility and performance will be presented in this section. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

DIREXION SHARES ETF TRUST PROSPECTUS	731

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation”

732	DIREXION SHARES ETF TRUST PROSPECTUS

and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Prepayment Risk

Many types of debt securities are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in other debt securities that have lower yields.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the

DIREXION SHARES ETF TRUST PROSPECTUS	733

view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

734	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Corporate Bond Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily Corporate Bond Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the S&P U.S. Corporate Bond Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.33%

Total Annual Fund Operating Expenses	1.08%

Expense Waiver/Reimbursement	0.13%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in:

DIREXION SHARES ETF TRUST PROSPECTUS	735

futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a broad bond index which tracks the liquid, tradable and highly-rated portion of the U.S. Corporate bond market. Bonds eligible for inclusion must be denominated in U.S. dollars (“USD”), Fixed Rate, Non-Zero coupon bonds; and bullet bonds (callable and putable bonds are excluded), with a minimum balance size of 750. Such bonds must be rated investment grade, defined as being rated within the four highest ratings categories by at least one of the following investment agencies: S&P, Moody’s, or Fitch.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap

736	DIREXION SHARES ETF TRUST PROSPECTUS

agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

DIREXION SHARES ETF TRUST PROSPECTUS	737

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (-300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index had not commenced operations as of the date of this Prospectus and therefore historical index volatility and performance are not yet available. In the future, historical Index volatility and performance will be presented in this section. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that

738	DIREXION SHARES ETF TRUST PROSPECTUS

the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is -300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

DIREXION SHARES ETF TRUST PROSPECTUS	739

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Prepayment Risk

Many types of debt securities are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in other debt securities that have lower yields.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

740	DIREXION SHARES ETF TRUST PROSPECTUS

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	741

Direxion Daily High Yield Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily High Yield Bond Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Barclays Capital U.S. High-Yield Very Liquid Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.32%

Total Annual Fund Operating Expenses	1.07%

Expense Waiver/Reimbursement	0.12%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$328

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in fixed

742	DIREXION SHARES ETF TRUST PROSPECTUS

income securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a more liquid version of the U.S. Corporate High-Yield Index that measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. The Index follows the same index construction rules as the U.S. Corporate High-Yield Index, but each issue must have been issued within the past three years, have a USD 600 million minimum amount outstanding and include only the largest issue from each issuer. The Index is part of the U.S. Universal, Global High-Yield and U.S. Corporate High-Yield Indices. The Index was created on January 1, 1994.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

DIREXION SHARES ETF TRUST PROSPECTUS	743

Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

744	DIREXION SHARES ETF TRUST PROSPECTUS

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 8.8%. The Index’s highest volatility rate for any one calendar year during the five-year period is 12.97% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 7.85%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would

DIREXION SHARES ETF TRUST PROSPECTUS	745

lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Lower-Quality Debt Securities Risk

The Fund will invest a significant portion of its assets in securities rated below investment grade or “junk bonds.” Investments in junk bonds generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. As a result, junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.

746	DIREXION SHARES ETF TRUST PROSPECTUS

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Prepayment Risk

Many types of debt securities are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in other debt securities that have lower yields.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of

DIREXION SHARES ETF TRUST PROSPECTUS	747

time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

748	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily High Yield Bear 3X Shares

Important Information Regarding the Fund

The Direxion Daily High Yield Bond Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the Barclays Capital U.S. High-Yield Very Liquid Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.33%

Total Annual Fund Operating Expenses	1.08%

Expense Waiver/Reimbursement	0.13%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in:

DIREXION SHARES ETF TRUST PROSPECTUS	749

futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a more liquid version of the U.S. Corporate High-Yield Index that measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. The Index follows the same index construction rules as the U.S. Corporate High-Yield Index, but each issue must have been issued within the past three years, have a USD 600 million minimum amount outstanding and include only the largest issue from each issuer. The Index is part of the U.S. Universal, Global High-Yield and U.S. Corporate High-Yield Indices. The Index was created on January 1, 1994.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a

750	DIREXION SHARES ETF TRUST PROSPECTUS

swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

DIREXION SHARES ETF TRUST PROSPECTUS	751

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (-300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 8.8%. The Index’s highest volatility rate for any one calendar year during the five-year period is 12.97% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 7.85%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors

752	DIREXION SHARES ETF TRUST PROSPECTUS

who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

DIREXION SHARES ETF TRUST PROSPECTUS	753

Lower-Quality Debt Securities Risk

The Fund will invest a significant portion of its assets in securities rated below investment grade or “junk bonds.” Investments in junk bonds generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. As a result, junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Prepayment Risk

Many types of debt securities are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in other debt securities that have lower yields.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution

754	DIREXION SHARES ETF TRUST PROSPECTUS

may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be

DIREXION SHARES ETF TRUST PROSPECTUS	755

subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

756	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Municipal Bond Taxable Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily Municipal Bond Taxable Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the S&P National AMT-Free Municipal Bond Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.32%

Total Annual Fund Operating Expenses	1.07%

Expense Waiver/Reimbursement	0.12%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$328

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in U.S. municipal bond securities that comprise the Index and/or

DIREXION SHARES ETF TRUST PROSPECTUS	757

financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. In addition, the Fund does not seek income that is exempt from federal, state or local taxes.

The Index is a broad, comprehensive, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index constituents are derived from the Standard & Poor’s/Investortools Municipal Bond Index. A bond must meet all of the following criteria on the rebalancing date in order to be classified as an eligible bond: the bond issuer is a state, local government, or agency such that interest on the bond is exempt from federal income taxes; a bond must have a rating of at least BBB- by Standard & Poor’s, Baa3 by Moody’s, or BBB- by Fitch; the bond must be denominated in U.S. dollars (“USD”); each bond must be a constituent of a deal where the deal’s original offering amount was at least $100 million USD; as of the next rebalancing date, the bond must have a minimum term to maturity and/or call date greater than or equal to one calendar month plus one calendar day; the amount outstanding, or Par Amount, is used to determine the weight of the bond in the index; and the bond must have a minimum Par Amount of $25 million USD. At each monthly rebalancing, no issuer can represent more than 25% of the weight of the index, and individual issuers that represent 5% of the index’s weight cannot account for more than 50% of the index in aggregate. The Index is generally reviewed and rebalanced on a monthly basis.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain

758	DIREXION SHARES ETF TRUST PROSPECTUS

exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

DIREXION SHARES ETF TRUST PROSPECTUS	759

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the period from inception, August 31, 2007, through December 30, 2011 is 6.4%. The Index’s highest volatility rate during the same period is 9.4% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the same period is 5.74%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

760	DIREXION SHARES ETF TRUST PROSPECTUS

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market

DIREXION SHARES ETF TRUST PROSPECTUS	761

and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Municipal Securities Risk

Municipal issuers are subject to unique factors affecting their ability to pay debt obligations. As such, investment in municipal securities carries additional risk. Changes in federal, state or local laws may make a municipal issuer unable to make interest payments when due. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenue, for the project or from the assets. Moreover, an adverse interpretation of the tax status of municipal securities may make such securities decline in value.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Prepayment Risk

Many types of debt securities are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in other debt securities that have lower yields.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

762	DIREXION SHARES ETF TRUST PROSPECTUS

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	763

Direxion Daily Tips Bull 3X Shares

Important Information Regarding the Fund

The Direxion Daily TIPs Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Markit iBoxx TIPS Inflation-Protected Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.32%

Total Annual Fund Operating Expenses	1.07%

Expense Waiver/Reimbursement	0.12%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$328

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in fixed

764	DIREXION SHARES ETF TRUST PROSPECTUS

income securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a market-capitalization-weighted index of US Dollar Treasury Inflation-Protected Securities (“TIPS”). The Index is designed to measure the return, yield, inflation adjustments and risk-characteristics of the overall U.S. TIPS market, and is intended as a performance benchmark for TIPS portfolios as well as the basis for TIPS index tracking portfolios.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

DIREXION SHARES ETF TRUST PROSPECTUS	765

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Deflation Risk

In a period of sustained deflation, the inflation-indexed securities held by the Fund may not pay any income. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-indexed securities it issues, other issuers may not offer the same guarantee. As a result the Fund may suffer a loss during period of deflation.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

766	DIREXION SHARES ETF TRUST PROSPECTUS

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 7.4%. The Index’s highest volatility rate for any one calendar year during the five-year period is 10.5% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 8.08%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

DIREXION SHARES ETF TRUST PROSPECTUS	767

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

768	DIREXION SHARES ETF TRUST PROSPECTUS

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

DIREXION SHARES ETF TRUST PROSPECTUS	769

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

770	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Tips Bear 3x Shares

Important Information Regarding the Fund

The Direxion Daily TIPs Bear 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the performance of the Markit iBoxx TIPS Inflation-Protected Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.33%

Total Annual Fund Operating Expenses	1.08%

Expense Waiver/Reimbursement	0.13%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$97	$331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

DIREXION SHARES ETF TRUST PROSPECTUS	771

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a market-capitalization-weighted index of US Dollar Treasury Inflation-Protected Securities (“TIPS”). The Index is designed to measure the return, yield, inflation adjustments and risk-characteristics of the overall U.S. TIPS market, and is intended as a performance benchmark for TIPS portfolios as well as the basis for TIPS index tracking portfolios.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk

772	DIREXION SHARES ETF TRUST PROSPECTUS

of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Deflation Risk

In a period of sustained deflation, the inflation-indexed securities held by the Fund may not pay any income. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-indexed securities it issues, other issuers may not offer the same guarantee. As a result the Fund may suffer a loss during period of deflation.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward

DIREXION SHARES ETF TRUST PROSPECTUS	773

currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	–99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	–99.2%	–99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 7.4%. The Index’s highest volatility rate for any one calendar year during the five-year period is 10.5% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 8.08%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note

774	DIREXION SHARES ETF TRUST PROSPECTUS

Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$297 and the net assets will rise by $3 to $103. With net assets of $103 and exposure of –$297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s

DIREXION SHARES ETF TRUST PROSPECTUS	775

judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

776	DIREXION SHARES ETF TRUST PROSPECTUS

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Direxion Daily Total Bond Market Bull 3x Shares

Important Information Regarding the Fund

The Direxion Daily Total Bond Market Bull 3X Shares (“Fund”) seeks daily leveraged investment results. The pursuit of daily leveraged goals means that the Fund is riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the performance of the Index. The pursuit of daily leveraged investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to 300% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily leveraged returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Barclays Capital U.S. Aggregate Bond Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.32%

Total Annual Fund Operating Expenses	1.07%

Expense Waiver/Reimbursement	0.12%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$328

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

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Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in fixed income securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, and is composed of U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities. All bonds included in the Index must be denominated in U.S. dollars, have a fixed rate, be non-convertible, be publicly offered in the U.S. and have at least one year remaining until maturity. The Index is capitalization weighted and rebalanced monthly.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Asset-Backed Securities Risk

Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

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Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices

780	DIREXION SHARES ETF TRUST PROSPECTUS

of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 4.38%. The Index’s highest volatility rate for any one calendar year during the five-year period is 3.85% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 6.50%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information

DIREXION SHARES ETF TRUST PROSPECTUS	781

Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

782	DIREXION SHARES ETF TRUST PROSPECTUS

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Prepayment Risk and Mortgage-Backed Securities Risk

Many types of debt securities, including mortgage securities, are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

DIREXION SHARES ETF TRUST PROSPECTUS	783

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

784	DIREXION SHARES ETF TRUST PROSPECTUS

OVERVIEW OF THE DIREXION SHARES ETF TRUST

The Direxion Shares ETF Trust (“Trust”) is a registered investment company offering a number of separate exchange-traded funds (“ETFs”). Rafferty Asset Management, LLC (“Rafferty,” or “Adviser”) serves as the investment adviser to each Fund. This Prospectus describes the exchange-traded funds (each a “Fund” and collectively, the “Funds”) noted below of the Trust.

The shares of certain of the Funds (“Shares”) are, or will be, listed on NYSE Arca, Inc.or The NASDAQ Stock Market LLC (each an “Exchange” and collectively, the “Exchanges”). When the Shares are listed and traded on an Exchange, the market prices for the Shares may be different from the intra-day value of the Shares disseminated by the Exchange and from their net asset value (“NAV”). Unlike conventional mutual funds, Shares are not individually redeemable securities. Rather, each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” A Creation Unit consists of 50,000 Shares. Creation Units of the 3X Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the 3X Bear Funds are issued and redeemed for cash.

Shares may only be purchased from or redeemed with the Funds in Creation Units. As a result, retail investors generally will not be able to purchase or redeem Shares directly from or with the Funds. Most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker. Thus, some of the information contained in this prospectus, such as information about purchasing and redeeming Shares from or with a Fund and all references to the transaction fee imposed on purchases and redemptions, is not relevant to retail investors.

The Funds seek a multiple of 300% of the total return of their benchmark indices on a given day. The Funds seek to provide daily leveraged investment results, before fees and expenses, which correspond to the performance of a particular index or benchmark.

As used in this prospectus, the terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets one trading day to the close of the markets on the next trading day. The Funds with the word “Bull” in their name (collectively, the “3X Bull Funds”) attempt to provide investment results that correlate positively to the return of an index or benchmark, meaning the 3X Bull Funds attempt to move in the same direction as the target index or benchmark. The Funds with the word “Bear” in their name (collectively, the “3X Bear Funds”) attempt to provide investment results that correlate negatively to the return of an index or benchmark, meaning that the 3X Bear Funds attempt to move in the opposite or inverse direction of the target index or benchmark. The correlations sought by the 3X Bull Funds and the 3X Bear Funds are generally a multiple of the returns of the target index or benchmark. For example, the benchmark for the Direxion Daily Large Cap Bull 3X Shares is 300% of the daily total return of the performance of the Russell 1000® Index, while the benchmark for the Direxion Daily Large Cap Bear 3X Shares is 300% of the inverse, or opposite, of the daily total return of the performance of the Russell 1000® Index. If, on a given day, the Russell 1000® Index gains 1%, the Direxion Daily Large Cap Bull 3X Shares is designed to gain approximately 3% (which is equal to 300% of 1%), while the Direxion Daily Large Cap Bear 3X Shares is designed to lose approximately 3%. Conversely, if the Russell 1000® Index loses 1% on a given day, the Direxion Daily Large Cap Bull 3X Shares is designed to lose approximately 3%, while the Direxion Daily Large Cap Bear 3X Shares is designed to gain approximately 3% (which is equal to –300% of the 1% index loss).

Fund	Index or Benchmark	Daily Target
Direxion Daily Agribusiness Bull 3X Shares Direxion Daily Agribusiness Bear 3X Shares	DAX Global Agribusiness Index	300% –300%
Direxion Daily Basic Materials Bull 3X Shares Direxion Daily Basic Materials Bear 3X Shares	Materials Select Sector Index	300% –300%
Direxion Daily Brazil Bull 3X Shares Direxion Daily Brazil Bear 3X Shares	MSCI Brazil Index	300% –300%
Direxion Daily BRIC Bull 3X Shares Direxion Daily BRIC Bear 3X Shares	BNY BRIC Select ADR Index®	300% –300%
Direxion Daily Canada Bull 3X Shares Direxion Daily Canada Bear 3X Shares	MSCI Canada Index	300% –300%
Direxion Daily China Bull 3X Shares Direxion Daily China Bear 3X Shares	BNY China Select ADR Index®	300% –300%
Direxion Daily Clean Energy Bull 3X Shares Direxion Daily Clean Energy Bear 3X Shares	ISE Earth Wind & Fire (EWF) Index	300% –300%

DIREXION SHARES ETF TRUST PROSPECTUS	785

Fund	Index or Benchmark	Daily Target
Direxion Daily Commodity Related Bull 3X Shares Direxion Daily Commodity Related Bear 3X Shares	Morgan Stanley® Commodity Related Equity Index	300% –300%
Direxion Daily Consumer Discretionary Bull 3X Shares Direxion Daily Consumer Discretionary Bear 3X Shares	Consumer Discretionary Select Sector Index	300% –300%
Direxion Daily Consumer Staples Bull 3X Shares Direxion Daily Consumer Staples Bear 3X Shares	Consumer Staples Select Sector Index	300% –300%
Direxion Daily Corporate Bond Bull 3X Shares Direxion Daily Corporate Bond Bear 3X Shares	S&P U.S. Corporate Bond Index	300% –300%
Direxion Daily Developed Markets Bull 3X Shares Direxion Daily Developed Markets Bear 3X Shares	MSCI EAFE® Index	300% –300%
Direxion Daily Emerging Markets Bull 3X Shares Direxion Daily Emerging Markets Bear 3X Shares	MSCI Emerging Markets IndexSM	300% –300%
Direxion Daily Energy Bull 3X Shares Direxion Daily Energy Bear 3X Shares	Russell 1000® Energy Index	300% –300%
Direxion Daily Financial Bull 3X Shares Direxion Daily Financial Bear 3X Shares	Russell 1000® Financial Services Index	300% –300%
Direxion Daily Global Infrastructure Bull 3X Shares Direxion Daily Global Infrastructure Bear 3X Shares	Dow Jones Brookfield Global Infrastructure Index	300% –300%
Direxion Daily Gold Miners Bull 3X Shares Direxion Daily Gold Miners Bear 3X Shares	NYSE Arca Gold Miners Index	300% –300%
Direxion Daily Healthcare Bull 3X Shares Direxion Daily Healthcare Bear 3X Shares	Health Care Select Sector Index	300% –300%
Direxion Daily High Yield Bull 3X Shares Direxion Daily High Yield Bear 3X Shares	Barclays Capital U.S. High-Yield Very Liquid Index	300% –300%
Direxion Daily India Bull 3X Shares Direxion Daily India Bear 3X Shares	Indus India Index	300% –300%
Direxion Daily Indonesia Bull 3X Shares Direxion Daily Indonesia Bear 3X Shares	Market Vectors Indonesia Index	300% –300%
Direxion Daily Industrial Bull 3X Shares Direxion Daily Industrial Bear 3X Shares	Industrial Select Sector Index	300% –300%
Direxion Daily Junior Gold Miners Index Bull 3X Shares Direxion Daily Junior Gold Miners Index Bear 3X Shares	Market VectorsTM Junior Gold Miners Index	300% –300%
Direxion Daily Large Cap Bull 3X Shares Direxion Daily Large Cap Bear 3X Shares	Russell 1000® Index	300% –300%
Direxion Daily Large Cap Growth Bull 3X Shares Direxion Daily Large Cap Growth Bear 3X Shares	Russell 1000® Growth Index	300% –300%
Direxion Daily Large Cap Value Bull 3X Shares Direxion Daily Large Cap Value Bear 3X Shares	Russell 1000® Value Index	300% –300%
Direxion Daily Latin America Bull 3X Shares Direxion Daily Latin America Bear 3X Shares	S&P Latin America 40 Index	300% –300%
Direxion Daily Malaysia Bull 3X Shares Direxion Daily Malaysia Bear 3X Shares	MSCI Malaysia Index	300% –300%
Direxion Daily Mid Cap Bull 3X Shares Direxion Daily Mid Cap Bear 3X Shares	Russell Midcap® Index	300% –300%
Direxion Daily Municipal Bond Taxable Bull 3X Shares	S&P National AMT-Free Municipal Bond Index	300%
Direxion Daily Natural Gas Related Bull 3X Shares Direxion Daily Natural Gas Related Bear 3X Shares	ISE-Revere Natural Gas IndexTM	300% –300%
Direxion Daily Real Estate Bull 3X Shares Direxion Daily Real Estate Bear 3X Shares	MSCI US REIT IndexSM	300% –300%
Direxion Daily Regional Banks Bull 3X Shares Direxion Daily Regional Banks Bear 3X Shares	Dow Jones U.S. Select Regional Banks Index	300% –300%

786	DIREXION SHARES ETF TRUST PROSPECTUS

Fund	Index or Benchmark	Daily Target
Direxion Daily Retail Bull 3X Shares Direxion Daily Retail Bear 3X Shares	Russell 1000® Retail Index	300% –300%
Direxion Daily Russia Bull 3X Shares Direxion Daily Russia Bear 3X Shares	DAX Global Russia + Index	300% –300%
Direxion Daily Russia Bull 3X Shares Direxion Daily Russia Bear 3X Shares	Market Vectors Russia Index (effective March 19, 2012)	300% –300%
Direxion Daily S&P 500® Bull 3X Shares Direxion Daily S&P 500® Bear 3X Shares	S&P 500® Index	300% –300%
Direxion Daily Semiconductor Bull 3X Shares Direxion Daily Semiconductor Bear 3X Shares	PHLX Semiconductor Sector Index	300% –300%
Direxion Daily Small Cap Bull 3X Shares Direxion Daily Small Cap Bear 3X Shares	Russell 2000® Index	300% –300%
Direxion Daily Silver Miners Bull 3X Shares Direxion Daily Silver Miners Bear 3X Shares	Solactive Global Silver Miners Index	300% –300%
Direxion Daily South Korea Bull 3X Shares Direxion Daily South Korea Bear 3X Shares	MSCI Korea Index	300% –300%
Direxion Daily Taiwan Bull 3X Shares Direxion Daily Taiwan Bear 3X Shares	MSCI Taiwan Index	300% –300%
Direxion Daily Technology Bull 3X Shares Direxion Daily Technology Bear 3X Shares	Russell 1000® Technology Index	300% –300%
Direxion Daily Thailand Bull 3X Shares Direxion Daily Thailand Bear 3X Shares	MSCI Thailand Index	300% –300%
Direxion Daily TIPS Bull 3X Shares Direxion Daily TIPS Bear 3X Shares	Markit iBoxx TIPS Inflation-Protected Index	300% –300%
Direxion Daily Total Bond Market Bull 3X Shares	Barclays Capital U.S. Aggregate Bond Index	300%
Direxion Daily Total Market Bull 3X Shares Direxion Daily Total Market Bear 3X Shares	Russell 3000® Index	300% –300%
Direxion Daily Turkey Bull 3X Shares Direxion Daily Turkey Bear 3X Shares	MSCI Turkey Investable Market Index	300% –300%
Direxion Daily Utilities Bull 3X Shares Direxion Daily Utilities Bear 3X Shares	Utilities Select Sector Index	300% –300%
Direxion Daily Wind Energy Bull 3X Shares Direxion Daily Wind Energy Bear 3X Shares	ISE Global Wind Energy Index	300% –300%
Direxion Daily 7-10 Year Treasury Bull 3X Shares Direxion Daily 7-10 Year Treasury Bear 3X Shares	NYSE 7-10 Year Treasury Bond Index	300% –300%
Direxion Daily 20+ Year Treasury Bull 3X Shares Direxion Daily 20+ Year Treasury Bear 3X Shares	NYSE 20 Year Plus Treasury Bond Index	300% –300%

To pursue these results, the Funds listed above use aggressive investment techniques such as engaging in futures, swaps and options transactions. As a result, the Funds are designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily and daily leveraged investment results, understand the risks associated with the Funds’ use of leverage and are willing to monitor their portfolios frequently. The Funds are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no assurance that any Fund will achieve its objective and an investment in a Fund could lose money. No single Fund is a complete investment program.

Changes in Investment Objective. Each Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

DIREXION SHARES ETF TRUST PROSPECTUS	787

ADDITIONAL INFORMATION REGARDING INVESTMENT TECHNIQUES AND POLICIES

Rafferty, the investment adviser to the Funds, uses a number of investment techniques in an effort to achieve the stated goal for each Fund. The Funds each seek a multiple of 300% of the return of their benchmark indices on a given day. For the 3X Bull Funds, Rafferty attempts to magnify the returns of a 3X Bull Fund’s index or benchmark for a one-day period. The 3X Bear Funds are managed to provide returns inverse (or opposite) by a defined percentage to the return of a 3X Bear Fund’s index or benchmark for a one-day period.

Rafferty creates net “long” positions for the 3X Bull Funds and net “short” positions for the 3X Bear Funds. (Rafferty may create short positions in 3X Bull Funds and long positions in the 3X Bear Funds even though the net exposure in the 3X Bull Funds will be long and the net exposure in the 3X Bear Funds will be short.) Long positions move in the same direction as their index or benchmark, advancing when the index or benchmark advances and declining when the index or benchmark declines. Short positions move in the opposite direction of the index or benchmark, advancing when the index or benchmark declines and declining when the index or benchmark advances. Additionally, none of the Funds, including the Direxion Daily Municipal Bond Taxable Bull 3X Shares, seek income that is exempt from federal, state or local taxes.

In seeking to achieve each Fund’s investment objective, Rafferty uses statistical and quantitative analysis to determine the investments each Fund makes and the techniques it employs. Rafferty relies upon a pre-determined model to generate orders that result in repositioning each Fund’s investments in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with a Fund’s objective. In general, if a Fund is performing as designed, the return of the index or benchmark will dictate the return for that Fund. Each Fund pursues its investment objective regardless of the market conditions and does not take defensive positions.

Each Fund has a clearly articulated goal which requires the Fund to seek economic exposure in excess of its net assets. To meet its objectives, each Fund invests in some combination of financial instruments so that it generates economic exposure consistent with the Fund’s investment objective.

Each Fund offered in this prospectus significantly invests in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; ETFs; and other financial instruments. In addition, Rafferty uses these types of investments for the Funds to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a greater positive or negative return for the Funds than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund.

The 3X Bull Funds generally may hold a representative sample of the securities in its benchmark index. The sampling of securities that is held by a Fund is intended to maintain high correlation with, and similar aggregate characteristics (e.g., market capitalization and industry weightings) to, the benchmark index. A Fund also may invest in securities that are not included in the index or may overweight or underweight certain components of the index. Certain Fund’s assets may be concentrated in an industry or group of industries to the extent that the Fund’s benchmark index concentrates in a particular industry or group of industries. In addition, each Fund offered in this prospectus is non-diversified, which means that it may invest in the securities of a limited number of issuers.

At the close of the markets each trading day, each Fund will position its portfolio to ensure that the Fund’s exposure to its benchmark is consistent with the Fund’s stated goals. The impact of market movements during the day determines whether a portfolio needs to be repositioned. If the target index has risen on a given day, a 3X Bull Fund’s net assets should rise, meaning their exposure may need to be increased. Conversely, if the target index has fallen on a given day, a 3X Bull Fund’s net assets should fall, meaning their exposure may need to be reduced. If the target index has risen on a given day, a 3X Bear Fund’s net assets should fall, meaning its exposure may need to be reduced. If the target index has fallen on a given day, a 3X Bear Fund’s net assets should rise, meaning its exposure may need to be increased. Any of the Funds’ portfolios may also need to be changed to reflect changes in the composition of their index. Rafferty increases a Fund’s exposure when its assets rise and reduces a Fund’s exposure when its assets fall.

The Funds are designed to provide daily leveraged investment returns, before fees and expenses, that are a multiple of the returns of their indices or benchmarks. While Rafferty attempts to minimize any “tracking error” (the statistical measure of the difference between the investment results of a Fund and the performance of its index or benchmark), certain factors will tend to cause a Fund’s investment results to vary from the stated objective. A Fund may have difficulty in achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, significant purchase and redemption activity by Fund shareholders and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

788	DIREXION SHARES ETF TRUST PROSPECTUS

Seeking daily leveraged investment results provides potential for greater gains and losses for the Funds relative to benchmark performance. For instance, the Direxion Daily Large Cap Bull 3X Shares seeks to provide, before fees and expenses, 300% of the daily return of the Russell 1000® Index. If the Russell 1000® Index gains 2% on a given day, the Direxion Daily Large Cap Bull 3X Shares would be expected to gain about 6%. Conversely, if the Russell 1000® Index declines 2% on a given day, the Direxion Daily Large Cap Bull 3X Shares would be expected to lose about 6%. However, for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding for the Funds, which means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (e.g., 300% or –300%) generally will not equal a Fund’s performance over that same period. Consider the following examples:

Mary is considering investments in two Funds, Funds A, and B. Fund A is a traditional index ETF which seeks (before fees and expenses) to match the performance of the XYZ index. Fund B is a leveraged ETF and seeks daily leveraged investment results (before fees and expenses) that correspond to 300% of the daily performance of the XYZ index.

On Day 1, the XYZ index increases in value from $100 to $105, a gain of 5%. On Day 2, the XYZ index declines from $105 back to $100, a loss of 4.76%. In the aggregate, the XYZ index has not moved.

An investment in Fund A would be expected to gain 5% on Day 1 and lose 4.76% on Day 2 to return to its original value. The following example assumes a $100 investment in Fund A when the index is also valued at $100:

Day	Index Value	Index Performance	Value of Investment
	$100.00		$100.00
1	$105.00	5.00%	$105.00
2	$100.00	–4.76%	$100.00

The same $100 investment in Fund B, however, would be expected to gain in value on Day 1 but decline in value on Day 2.

The $100 investment in Fund B would be expected to gain 15% on Day 1 (300% of 5%) but decline 14.28% on Day 2.

Day	Index Performance	300% of Index Performance	Value of Investment
			$100.00
1	5.00%	15.0%	$115.00
2	–4.76%	–14.28%	$98.57

Although the percentage decline in Fund B is smaller on Day 2 than the percentage gain on Day 1, the loss is applied to a higher principal amount, so the investment in Fund B experiences a loss even when the aggregate index value for the two-day period has not declined. (These calculations do not include the charges for expense ratio and financing charges.)

As you can see, an investment in Fund B has additional risks due to the effects of leverage and compounding.

The Funds are ETFs that seek daily leveraged investment results. The Funds are intended to be used as short-term trading vehicles. The Funds are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios. The Funds are very different from most mutual funds and ETFs. First, the Funds pursue daily leveraged investment goals, which means that the Funds are riskier than alternatives that do not use leverage because the Funds magnify the performance of the benchmark of an investment. Second, each 3X Bear Fund pursues investment goals which are inverse to the performance of its benchmark, a result opposite of most mutual funds and ETFs. Third, the Funds seek daily leveraged investment results. An investor who purchases shares of a Fund intra-day will generally receive more, or less, than 300% exposure to the target index from that point until the end of the trading day. The actual exposure is a function of the performance of the benchmark from the end of the prior trading day. If a Fund’s shares are held for a period longer than a single trading day, the Fund’s performance is likely to deviate from the multiple of the benchmark performance for the longer period. This deviation will increase with higher index volatility and longer holding periods. As a consequence, investors should not plan to hold the Funds unmonitored for periods longer than a single trading day. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day. The Funds are not suitable for all investors.

For investments held for longer than a trading day, volatility in the performance of the benchmark from day to day is the primary cause of any disparity between a Fund’s actual returns, the product of the Fund’s beta and the returns of the benchmark for such longer period. Volatility causes such disparity because it exacerbates the effects of compounding on a Fund’s returns. In addition, the effects of volatility are magnified in the Funds due to leverage. For example, consider the following three examples that demonstrate the effect of volatility on a hypothetical Fund:

DIREXION SHARES ETF TRUST PROSPECTUS	789

Example 1 — Benchmark Index Experiences Low Volatility

Mary invests $10.00 in a 3X Bull Fund at the close of trading on Day 1. During Day 2, the Fund’s benchmark rises from 100 to 102, a 2% gain. Mary’s investment rises 6% to $10.60. Mary holds her investment through the close of trading on Day 3, during which the Fund’s benchmark rises from 102 to 104, a gain of 1.96%. Mary’s investment rises to $11.22, a gain during Day 3 of 5.88%. For the two day period since Mary invested in the Fund, the benchmark gained 4% although Mary’s investment increased by 12.2%. Because the benchmark index continued to trend upwards with low volatility, Mary’s return closely correlates to the 300% return of the return of the index for the period.

John invests $10.00 in a 3X Bear Fund at the close of trading on Day 1. During Day 2, the Fund’s benchmark gains 2%, and John’s investment falls by 6% to $9.40. On Day 3, the benchmark rises by 1.96%, and John’s fund falls by 5.88% to $8.85. For the two day period the benchmark returned 4% while the fund lost 11.5%. John’s return still correlates to –300% return of the index, but not as closely as Mary’s investment in a 3X Bull Fund.

Example 2 — Benchmark Index Experiences High Volatility

Mary invests $10.00 in a 3X Bull Fund after the close of trading on Day 1. During Day 2, the Fund’s benchmark rises from 100 to 102, a 2% gain, and Mary’s investment rises 6% to $10.60. Mary continues to hold her investment through the end of Day 3, during which the Fund’s benchmark declines from 102 to 98, a loss of 3.92%. Mary’s investment declines by 11.76%, from $10.60 to $9.35. For the two day period since Mary invested in the Fund, the Fund’s benchmark index lost 2% while Mary’s investment decreased from $10 to $9.35, a 6.47% loss. The volatility of the benchmark affected the correlation between the benchmark index’s return for the two day period and Mary’s return. In this situation, Mary lost more than three times the return of the benchmark index.

Conversely, John invests $10.00 in a 3X Bear Fund after the close of trading on Day 1. During Day 2, the Fund’s benchmark rises from 100 to 102, a 2% gain, and John’s investment falls 6% to $9.40. John continues to hold his investment through the end of Day 3, during which the Fund’s benchmark declines from 102 to 98, a loss of 3.92%. John’s investment rises by 11.76%, from $9.40 to $10.51. For the two day period since John invested in the Fund, the Fund’s benchmark index lost 2% while John’s investment increased from $10 to $10.51, a 5.06% gain. The volatility of the benchmark affected the correlation between the benchmark index’s return for the two day period and John’s return. In this situation, John gained less than three times the return of the benchmark index.

Example 3 — Intra-day Investment with Volatility

The examples above assumed that Mary purchased the Fund at the close of trading on Day 1 and sold her investment at the close of trading on a subsequent day. However, if she made an investment intra-day, she would have received a beta determined by the performance of the benchmark from the end of the prior trading day until her time of purchase on the next trading day. Consider the following example.

Mary invests $10.00 in a 3X Bull Fund at 11 a.m. on Day 2. From the close of trading on Day 1 until 11 a.m. on Day 2, the index moved from 100 to 102, a 2% gain. In light of that gain, the Fund beta at the point at which Mary invests is 289%. During the remainder of Day 2, the Fund’s benchmark rises from 102 to 110, a gain of 7.84%, and Mary’s investment rises 22.7% (which is the benchmark gain of 7.84% multiplied by the 289% beta that she received) to $12.27. Mary continues to hold her investment through the close of trading on Day 2, during which the Fund’s benchmark declines from 110 to 90, a loss of 18.18%. Mary’s investment declines by 54.5%, from $12.27 to $5.58. For the period of Mary’s investment, the Fund’s benchmark declined from 102 to 90, a loss of 11.76%, while Mary’s investment decreased from $10.00 to $5.58, a 44% loss. The volatility of the benchmark affected the correlation between the benchmark index’s return for period and Mary’s return. In this situation, Mary lost more than three times the return of the benchmark index. Mary was also hurt because she missed the first 2% move of the benchmark and had a beta of 289% for the remainder of Day 2.

The Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the Funds should: (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. Investors who do not understand the Funds or do not intend to actively manage their funds and monitor their investments should not buy the Funds. There is no assurance that any of the Funds offered in this prospectus will achieve their objectives and an investment in any Fund could lose money. No single Fund is a complete investment program.

Market Volatility. Each Fund seeks to provide a return which is a multiple of the daily performance of its benchmark. No Fund attempts to, and no Fund should be expected to, provide returns which are a multiple of the return of the benchmark for periods other than a single day. Each Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

790	DIREXION SHARES ETF TRUST PROSPECTUS

Daily rebalancing will impair a Fund’s performance if the benchmark experiences volatility. For instance, a hypothetical 3X Bull Fund would be expected to lose 11% (as shown in Table 1 below) if its benchmark provided no return over a one year period during which its benchmark experienced annualized volatility of 20%. A hypothetical 3X Bear Fund would be expected to lose 21% (as shown in Table 1 below) if its benchmark provided no return over a one year period during which its benchmark experienced annualized volatility of 20%. If the benchmark’s annualized volatility were to rise to 40%, the hypothetical loss for a one year period for a 3X Bull Fund widens to approximately 38% while the loss for a 3X Bear Fund rises to 62%.

At higher ranges of volatility, there is a chance of a near complete loss of Fund value even if the benchmark is flat. For instance, if annualized volatility of the benchmark is 90%, both the 3X Bull and the 3X Bear Funds targeted to the same benchmark would be expected to lose more than 90% of their value even if the cumulative benchmark return for the year was 0%. An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index.

Table 1

Volatility Range	3X Bull Fund Loss	3X Bear Fund Loss
10%	–3%	–6%
20%	–11%	–21%
30%	–24%	–42%
40%	–38%	–62%
50%	–53%	–78%
60%	–67%	–89%
70%	–78%	–95%
80%	–87%	–98%
90%	–92%	–99%
100%	–96%	–99%

Table 2 shows the range of volatility rate for each of the indexes to which one of the Funds is benchmarked over the five years ended December 31, 2011. If an index has been in existence for less than 5 years, its inception date is noted next to its name in Table 2. The indexes to which the Funds are benchmarked have annualized historical volatility rates over that period ranging from 1.6% to 94.9%. Since market volatility has negative implications for Funds which rebalance daily, investors should be sure to monitor and manage their investments in the Funds particularly in volatile markets. The negative implications of volatility in Table 1 can be combined with the recent volatility ranges of various indexes in Table 2 to give investors some sense of the risks of holding the Funds for long periods. These tables are intended to simply underscore the fact that the Funds are designed as short-term trading vehicles for investors who intend to actively monitor and manage their portfolios. The Funds are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Table 2

Index	Volatility Range
Barclays Capital U.S. Aggregate Bond Index	4.4%
Barclays Capital U.S. High-Yield Very Liquid Index	8.8%
BNY BRIC Select ADR Index®	44.5%
BNY China Select ADR Index®	41.0%
DAX Global Agribusiness Index	32.6%
DAX Global Russia + Index	50.5%
Dow Jones Brookfield Global Infrastructure Index	19.9%
Dow Jones U.S. Select Regional Banks Index	47.7%
Indus India Index (inception date: 2/11/08)	34.4%
Industrial Select Sector Index	28.9%
ISE Earth Wind & Fire (EWF) Index	25.1%
ISE Global Wind Energy Index	31.2%
ISE-Revere Natural Gas IndexTM	43.7%
Market Vectors Indonesia Index	37.2%
Market VectorsTM Junior Gold Miners Index	47.0%
Markit iBoxx TIPS Inflation-Protected Index	7.4%
Morgan Stanley® Commodity Related Equity Index	36.9%
MSCI Brazil Index	43.6%
MSCI Canada Index	25.1%
MSCI EAFE® Index	25.0%
MSCI Emerging Markets IndexSM	27.3%
MSCI Malaysia Index	16.2%
MSCI Korea Index	28.0%
MSCI Taiwan Index	25.5%
MSCI Thailand Index	29.0%
MSCI Turkey Index	32.0%
MSCI US REIT IndexSM (inception date: 6/17/05)	50.7%
NYSE Arca Gold Miners Index	48.0%
NYSE 7-10 Year Treasury Bond Index (inception date: 12/29/2006)	8.4%
NYSE 20 Year Plus Treasury Bond Index (inception date: 12/29/2006)	17.4%
PHLX Semiconductor Sector Index	34.7%
Consumer Discretionary Select Sector Index	29.3%
Consumer Staples Select Sector Index	17.4%
Russell 1000® Energy Index	36.6%
Russell 1000® Financial Services Index	45.1%
Health Care Index	20.9%
Russell 1000® Index	26.9%
Materials Select Sector Index	33.8%
Russell 1000® Retail Index (inception date: 7/14/10)	19.3%
Russell 1000® Technology Index	27.6%
Utilities Select Sector Index	23.4%
Russell 1000® Growth Index	25.3%
Russell 1000® Value Index	29.1%
Russell 2000® Index	33.6%
Russell 3000® Index	27.2%
Russell Midcap® Index	29.6%
S&P 500® Index	26.7%
S&P Latin America 40 Index	42.1%
S&P National AMT-Free Municipal Bond Index	6.4%
S&P U.S. Corporate Bond Index (has not commenced)	N/A
Solactive Global Silver Miners Index	47.5%

DIREXION SHARES ETF TRUST PROSPECTUS	791

A Precautionary Note to Investors Regarding Dramatic Index Movement. A 3X Bull Fund seeks daily exposure to its target index equal to 300% of its net assets while a 3X Bear Fund seeks daily exposure to its target index equal to –300% of its net assets. As a consequence, a Fund could theoretically lose an amount greater than its net assets in the event of a movement of its target index in excess of 33% in a direction adverse to the Fund (meaning a decline in the value of the target index of a 3X Bull Fund and a gain in the value of the target index for a 3X Bear Fund). Rafferty will attempt to position each Fund’s portfolio to ensure that a Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be symmetrical limitations on gains. If Rafferty successfully positions a Fund’s portfolio to provide such limits, a Fund’s portfolio and net asset value will not be responsive to movements in its target index beyond 30% in a given day, whether that movement is favorable or adverse to the Fund. For example, if a 3X Bull Fund’s target index were to gain 35%, the 3X Bull Fund might be limited to a daily gain of 90%, which corresponds to 300% of an index gain of 30%, rather than 105%, which is 300% of the index gain of 35%. Rafferty cannot be assured of similarly limiting a Fund’s losses and shareholders should not expect such protection. In short, the risk of total loss exists. In the event of a severe index movement within one trading day, which results in such a limit on gains and losses, a Fund’s performance may be inconsistent with its stated investment objective.

The intra-day value of each Fund’s shares, otherwise known as the “indicative optimized portfolio value” or “IOPV,” which is disseminated by the Exchange every 15 seconds throughout the business day, is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit on the prior business day. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time, nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the Fund’s NAV, which is computed only once a day.

The Projected Return of a 3X Bull Fund for a Single Trading Day. Each 3X Bull Fund seeks to provide a daily return that is a multiple of the daily return of a target index or benchmark. Doing so requires the use of leveraged investment techniques, which necessarily incur financing charges. For instance, the Direxion Daily Total Market Bull 3X Shares seeks exposure to its benchmark in an amount equal to 300% of its assets, meaning it uses leveraged investment techniques to seek exposure to the Russell 3000® Index in an amount equal to 300% of its net assets. In light of the financing charges and the 3X Bull Funds’ operating expenses, the expected return of the 3X Bull Funds over one trading day is equal to the gross expected return, which is the daily benchmark return multiplied by the 3X Bull Funds’ target, minus (i) financing charges incurred by the portfolio and (ii) daily operating expenses. For instance, if the Russell 3000® Index returns 2% on a given day, the gross expected return of the Direxion Daily Total Market Bull 3X Shares would be 6%, but the net expected return, which factors in the cost of financing the portfolio and the impact of operating expenses, would be lower. Each Fund will reposition its portfolio at the end of every trading day. Therefore, if an investor purchases Fund shares at close of the markets on a given trading day, the investor’s exposure to the target index of a 3X Bull Fund would reflect 300% of the performance of the index during the following trading day, subject to the charges and expenses noted above, regardless of whether the investor sells the shares during that day.

The Projected Return of a 3X Bear Fund for a Single Trading Day. Each 3X Bear Fund seeks to provide a daily return which is a multiple of the inverse (or opposite) of the daily return of a target index or benchmark. To create the necessary exposure, a 3X Bear Fund engages in short selling — borrowing and selling securities it does not own. The money that a 3X Bear Fund receives from short sales — the short sale proceeds — is an asset of the 3X Bear Fund that can generate income to help offset the 3X Bear Fund’s operating expenses. However, the costs of creating short exposure, which may require the Fund’s counterparties to borrow and sell certain securities, may offset or outweigh such income. As the holder of a short position, a 3X Bear Fund also is responsible for paying the dividends and interest accruing on the short position, which is an expense to the Fund that could cause the Fund to lose money on the short sale and may adversely affect its performance. Each Fund will reposition its portfolio at the end of every trading day. Therefore, if an investor purchases Fund shares at close of the markets on a given trading day, the investor’s exposure to the target index of a 3X Bear Fund would reflect 300% of the inverse performance of the index during the following trading day, subject to the charges and expenses noted above, regardless of whether the investor sells the shares during that day.

The Projected Returns of Funds for Intra-Day Purchases. Because the Funds rebalance their portfolios once daily, an investor who purchases shares during a day will likely have more, or less, than 300% leveraged investment exposure to the target index. The exposure to the target index received by an investor who purchases a Fund intra-day will differ from the Fund’s stated daily leveraged investment goal (e.g., 300% or –300%) by an amount determined by the movement of the target index from its value at the end of the prior day. If the target index moves in a direction favorable to the Fund between the close of the market on one trading day through the time on the next trading day when the investor

792	DIREXION SHARES ETF TRUST PROSPECTUS

purchases Fund shares, the investor will receive less exposure to the target index than the stated fund daily goal (e.g., 300% or –300%). Conversely, if the target index moves in a direction adverse to the Fund, the investor will receive more exposure to the target index than the stated fund daily goal (e.g., 300% or –300%).

Table 3 below indicates the exposure to the target index that an intra-day purchase of a 3X Bull Fund would be expected to provide based upon the movement in the value of a 3X Bull Fund’s target index from the close of the market on the prior trading day. Such exposure holds until a subsequent sale on that same trading day or until the close of the market on that trading day. For instance, if the target index of a 3X Bull Fund has moved 2% in a direction favorable to a 3X Bull Fund, the investor would receive exposure to the performance of the target index from that point until the investor sells later that day or the end of the day equal to approximately 289% of the investor’s investment.

Conversely, if the target index has moved 2% in a direction unfavorable to a 3X Bull Fund, an investor at that point would receive exposure to the performance of the target index from that point until the investor sells later that day or the end of the day equal to approximately 313% of the investor’s investment.

The table includes ranges of index moves from 5% to –5% for the 3X Bull Fund. Index moves beyond the range noted below will result in exposure further from the Fund’s daily goal.

Table 3

Index Move	Resulting Exposure for 3X Bull Fund
–5%	3.35
–4%	3.27
–3%	3.20
–2%	3.13
–1%	3.06
0%	3.00
1%	2.94
2%	2.89
3%	2.83
4%	2.79
5%	2.74

Table 4 below indicates the exposure to the target index that an intra-day purchase of a 3X Bear Fund would be expected to provide based upon the movement in the value of the 3X Bear Fund’s target index from the close of the market on the prior trading day. Such exposure holds until a subsequent sale on that same trading day or until the close of the market on that trading day. Table 4 indicates that, if the target index of a 3X Bear Fund has moved 2% in a direction favorable to the 3X Bear Fund, the investor would receive exposure to the performance of the target index from that point until the investor sells later that day or the end of the day equal to approximately –277% of the investor’s investment. Conversely, if the target index has moved 2% in a direction unfavorable to the 3X Bear Fund, an investor would receive exposure to the performance of the target index from that point until the investor sells later that day or the end of the day equal to approximately –326% of the investor’s investment.

The table includes a range of index moves from 5% to –5% for the 3X Bear Fund. Index moves beyond the range noted below will result in exposure further from the Fund’s daily goal.

Table 4

Index Move	Resulting Exposure for 3X Bear Fund
–5%	–2.48
–4%	–2.57
–3%	–2.67
–2%	–2.77
–1%	–2.88
0%	–3.00
1%	–3.12
2%	–3.26
3%	–3.40
4%	–3.55
5%	–3.71

The Projected Returns of Funds for Periods Other Than a Single Trading Day. The Funds seek leveraged investment results on a daily basis — from the close of regular trading on one trading day to the close on the next trading day —which should not be equated with seeking a leveraged goal for any other period. For instance, if the Russell 3000® Index gains 10% for a week, the Direxion Daily Total Market Bull 3X Shares should not be expected to provide a return of 30% for the week even if it meets its daily target throughout the week. This is true because of the financing charges noted above but also because the pursuit of daily goals may result in daily leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a Fund’s daily target or inverse daily target (e.g., 300% or –300%) will not generally equal a Fund’s performance over that same period. In addition, the effects of compounding become greater the longer Shares are held beyond a single trading day.

The following charts set out a range of hypothetical daily performances during a given 10 trading days of an index and demonstrate how changes in the index impact the Funds’ performance for trading day and cumulatively up to, and including, the entire 10 trading day period. The charts are based on a hypothetical $100 investment in the Funds over a 10 trading day period and do not reflect expenses of any kind.

DIREXION SHARES ETF TRUST PROSPECTUS	793

Table 5 —The Market Lacks a Clear Trend

	Index			3X Bull Fund			3X Bear Fund
	Value	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00			$100.00
Day 1	105	5.00%	5.00%	$115.00	15.00%	15.00%	$85.00	–15.00%	–15.00%
Day 2	110	4.76%	10.00%	$131.43	14.29%	31.43%	$72.86	–14.29%	–27.14%
Day 3	100	–9.09%	0.00%	$95.58	–27.27%	–4.42%	$92.73	27.27%	–7.27%
Day 4	90	–10.00%	–10.00%	$66.91	–30.00%	–33.09%	$120.55	30.00%	20.55%
Day 5	85	–5.56%	–15.00%	$55.76	–16.67%	–44.24%	$140.64	16.67%	40.64%
Day 6	100	17.65%	0.00%	$85.28	52.94%	–14.72%	$66.18	–52.94%	–33.82%
Day 7	95	–5.00%	–5.00%	$72.48	–15.00%	–27.52%	$76.11	15.00%	–23.89%
Day 8	100	5.26%	0.00%	$83.93	15.79%	–16.07%	$64.09	–15.79%	–35.91%
Day 9	105	5.00%	5.00%	$96.52	15.00%	–3.48%	$54.48	–15.00%	–45.52%
Day 10	100	–4.76%	0.00%	$82.73	–14.29%	–17.27%	$62.26	14.29%	–37.74%

The cumulative performance of the index in Table 5 is 0% for 10 trading days. The hypothetical return of the 3X Bull Fund for the 10 trading day period is –17.27%, while the hypothetical return of the 3X Bear Fund is –37.74%. The volatility of the benchmark performance and lack of clear trend results in performance for each Fund for the period which bears little relationship to the performance of the index for the 10 trading day period.

Table 6 —The Market Rises in a Clear Trend

	Index			3X Bull Fund			3X Bear Fund
	Value	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00			$100.00
Day 1	102	2.00%	2.00%	$106.00	6.00%	6.00%	$94.00	–6.00%	–6.00%
Day 2	104	1.96%	4.00%	$112.24	5.88%	12.24%	$88.47	–5.88%	–11.53%
Day 3	106	1.92%	6.00%	$118.71	5.77%	18.71%	$83.37	–5.77%	–16.63%
Day 4	108	1.89%	8.00%	$125.43	5.66%	25.43%	$78.65	–5.66%	–21.35%
Day 5	110	1.85%	10.00%	$132.40	5.56%	32.40%	$74.28	–5.56%	–25.72%
Day 6	112	1.82%	12.00%	$139.62	5.45%	39.62%	$70.23	–5.45%	–29.77%
Day 7	114	1.79%	14.00%	$147.10	5.36%	47.10%	$66.46	–5.36%	–33.54%
Day 8	116	1.75%	16.00%	$154.84	5.26%	54.84%	$62.97	–5.26%	–37.03%
Day 9	118	1.72%	18.00%	$162.85	5.17%	62.85%	$59.71	–5.17%	–40.29%
Day 10	120	1.69%	20.00%	$171.13	5.08%	71.13%	$56.67	–5.08%	–43.33%

The cumulative performance of the index in Table 6 is 20% for 10 trading days. The hypothetical return of the 3X Bull Fund for the 10 trading day period is 71.13%, while the hypothetical return of the 3X Bear Fund is –43.33%. In this case, because of the positive index trend, the 3X Bull Fund gain is greater than 300% of the index gain and the 3X Bear Fund decline is less than –300% of the index gain for the 10 trading day period.

794	DIREXION SHARES ETF TRUST PROSPECTUS

Table 7 — The Market Declines in a Clear Trend

	Index			3X Bull Fund			3X Bear Fund
	Value	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00			$100.00
Day 1	98	–2.00%	–2.00%	$94.00	–6.00%	–6.00%	$106.00	6.00%	6.00%
Day 2	96	–2.04%	–4.00%	$88.24	–6.12%	–11.76%	$112.49	6.12%	12.49%
Day 3	94	–2.08%	–6.00%	$82.73	–6.25%	–11.76%	$119.52	6.25%	19.52%
Day 4	92	–2.13%	–8.00%	$77.45	–6.38%	–22.55%	$127.15	6.38%	27.15%
Day 5	90	–2.17%	–10.00%	$72.40	–6.52%	–27.60%	$135.44	6.52%	35.44%
Day 6	88	–2.22%	–12.00%	$67.57	–6.67%	–32.43%	$144.47	6.67%	44.47%
Day 7	86	–2.27%	–14.00%	$62.96	–6.82%	–37.04%	$154.32	6.82%	54.32%
Day 8	84	–2.33%	–16.00%	$58.57	–6.98%	–41.43%	$165.09	6.98%	65.09%
Day 9	82	–2.38%	–18.00%	$54.39	–7.14%	–45.61%	$176.88	7.14%	76.88%
Day 10	80	–2.44%	–20.00%	$50.41	–7.32%	–49.59%	$189.82	7.32%	89.82%

The cumulative performance of the index in Table 7 is –20% for 10 trading days. The hypothetical return of the 3X Bull Fund for the 10 trading day period is –49.59%, while the hypothetical return of the 3X Bear Fund 89.82%. In this case, because of the negative index trend, the 3X Bull Fund decline is less than 300% of the index decline and the 3X Bear Fund gain is greater than 300% of the index decline for the 10 trading day period.

DIREXION SHARES ETF TRUST PROSPECTUS	795

ADDITIONAL INFORMATION REGARDING RISKS

An investment in any of the Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Rafferty cannot guarantee that any of the Funds will achieve their investment objectives. In addition, the Funds present some risks not traditionally associated with most mutual funds and ETFs. It is important that investors closely review and understand these risks before making an investment in any of the Funds. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Funds. The table below provides the risks of investing in the Funds. Following the table, each risk is explained.

	Adverse Market Conditions Risk	Adviser’s Investment Strategy Risk	Agriculture Sector Risk	Asset- Backed Securities Risk	Banking Sector Risk	Basic Materials Sector Risk	Commodity Related Sector Risk	Cash Transaction Risk	Clean Engerdy Securities Risk	Concentration Risk	Consumer Discretionary Sector Risk	Consumer Staples Sector Risk	Counterparty Risk	Credit Risk	Currency Exchange Rate Risk	Daily Correlation Risk	Debt Instrument Risk	Delfation Risk	Depositary Receipt Risk	Derivatives Risk	Early Close/ Trading Halt Risk
Direxion Daily 7-10 Year Treasury Bear 3X Shares	X	X						X					X	X		X	X			X	X
Direxion Daily 7-10 Year Treasury Bull 3X Shares	X	X											X	X		X	X			X	X
Direxion Daily 20+ Year Treasury Bear 3X Shares	X	X						X					X	X		X	X			X	X
Direxion Daily 20+ Year Treasury Bull 3X Shares	X	X											X	X		X	X			X	X
Direxion Daily Agribusiness Bear 3X Shares	X	X	X					X		X			X		X	X				X	X
Direxion Daily Agribusiness Bull 3X Shares	X	X	X							X			X		X	X			X	X	X
Direxion Daily Basic Materials Bear 3X Shares	X	X				X		X		X			X			X				X	X
Direxion Daily Basic Materials Bull 3X Shares	X	X				X				X			X			X				X	X
Direxion Daily Brazil Bear 3X Shares	X	X						X					X		X	X				X	X
Direxion Daily Brazil Bull 3X Shares	X	X											X		X	X			X	X	X
Direxion Daily BRIC Bear 3X Shares	X	X						X					X		X	X				X	X
Direxion Daily BRIC Bull 3X Shares	X	X											X		X	X			X	X	X
Direxion Daily Canada Bear 3X Shares	X	X						X					X		X	X	X			X	X
Direxion Daily Canada Bull 3X Shares	X	X											X		X	X	X		X	X	X
Direxion Daily China Bear 3X Shares	X	X						X					X		X	X	X			X	X
Direxion Daily China Bull 3X Shares	X	X											X		X	X	X		X	X	X
Direxion Daily Clean Energy Bear 3X Shares	X	X						X	X	X			X			X	X			X	X
Direxion Daily Clean Energy Bull 3X Shares	X	X							X	X			X			X	X			X	X
Direxion Daily Commodity Related Bear 3X Shares	X	X	X				X	X		X			X		X	X	X			X	X
Direxion Daily Commodity Related Bull 3X Shares	X	X	X				X			X			X		X	X	X		X	X	X
Direxion Daily Consumer Discretionary Bear 3X Shares	X	X						X		X	X		X			X	X			X	X
Direxion Daily Consumer Discretionary Bull 3X Shares	X	X								X	X		X			X	X			X	X
Direxion Daily Consumer Staples Bear 3X Shares	X	X						X		X		X	X			X	X			X	X
Direxion Daily Consumer Staples Bull 3X Shares	X	X								X		X	X			X	X			X	X
Direxion Daily Corporate Bond Bear 3X Shares	X	X						X					X	X		X	X			X	X
Direxion Daily Corporate Bond Bull 3X Shares	X	X											X	X		X	X			X	X
Direxion Daily Developed Markets Bear 3X Shares	X	X						X					X		X	X	X			X	X
Direxion Daily Developed Markets Bull 3X Shares	X	X											X		X	X	X		X	X	X
Direxion Daily Emerging Markets Bear 3X Shares	X	X						X					X		X	X	X			X	X
Direxion Daily Emerging Markets Bull 3X Shares	X	X											X		X	X	X		X	X	X
Direxion Daily Energy Bear 3X Shares	X	X						X		X			X			X	X			X	X
Direxion Daily Energy Bull 3X Shares	X	X								X			X			X	X			X	X

796	DIREXION SHARES ETF TRUST PROSPECTUS

	Adverse Market Conditions Risk	Adviser’s Investment Strategy Risk	Agriculture Sector Risk	Asset- Backed Securities Risk	Banking Sector Risk	Basic Materials Sector Risk	Commodity Related Sector Risk	Cash Transaction Risk	Clean Engerdy Securities Risk	Concentration Risk	Consumer Discretionary Sector Risk	Consumer Staples Sector Risk	Counterparty Risk	Credit Risk	Currency Exchange Rate Risk	Daily Correlation Risk	Debt Instrument Risk	Delfation Risk	Depositary Receipt Risk	Derivatives Risk	Early Close/ Trading Halt Risk
Direxion Daily Financial Bear 3X Shares	X	X						X		X			X			X				X	X
Direxion Daily Financial Bull 3X Shares	X	X								X			X			X				X	X
Direxion Daily Global Infrastructure Bear 3X Shares	X	X						X		X			X		X	X				X	X
Direxion Daily Global Infrastructure Bull 3X Shares	X	X								X			X		X	X			X	X	X
Direxion Daily Gold Miners Bear 3X Shares	X	X						X		X			X		X	X				X	X
Direxion Daily Gold Miners Bull 3X Shares	X	X								X			X		X	X			X	X	X
Direxion Daily Healthcare Bear 3X Shares	X	X						X		X			X			X				X	X
Direxion Daily Healthcare Bull 3X Shares	X	X								X			X			X				X	X
Direxion Daily High Yield Bear 3X Shares	X	X						X					X	X		X	X			X	X
Direxion Daily High Yield Bull 3X Shares	X	X											X	X		X	X			X	X
Direxion Daily India Bear 3X Shares	X	X						X				X	X		X	X				X	X
Direxion Daily India Bull 3X Shares	X	X										X	X		X	X			X	X	X
Direxion Daily Indonesia Bear 3X Shares	X	X						X					X		X	X				X	X
Direxion Daily Indonesia Bull 3X Shares	X	X											X		X	X			X	X	X
Direxion Daily Industrial Bear 3X Shares	X	X						X		X			X			X				X	X
Direxion Daily Industrial Bull 3X Shares	X	X								X			X			X				X	X
Direxion Daily Junior Gold Miners Index Bear 3X Shares	X	X						X		X			X		X	X				X	X
Direxion Daily Junior Gold Miners Index Bull 3X Shares	X	X								X			X		X	X			X	X	X
Direxion Daily Large Cap Bear 3X Shares	X	X						X					X			X				X	X
Direxion Daily Large Cap Bull 3X Shares	X	X											X			X				X	X
Direxion Daily Large Cap Growth Bear 3X Shares	X	X						X					X			X				X	X
Direxion Daily Large Cap Growth Bull 3X Shares	X	X											X			X				X	X
Direxion Daily Large Cap Value Bear 3X Shares	X	X						X					X			X				X	X
Direxion Daily Large Cap Value Bull 3X Shares	X	X											X			X				X	X
Direxion Daily Latin America Bear 3X Shares	X	X						X					X		X	X				X	X
Direxion Daily Latin America Bull 3X Shares	X	X											X		X	X			X	X	X
Direxion Daily Malaysia Bear 3X Shares	X	X						X					X		X	X				X	X
Direxion Daily Malaysia Bull 3X Shares	X	X											X		X	X			X	X	X
Direxion Daily Mid Cap Bear 3X Shares	X	X						X					X			X				X	X
Direxion Daily Mid Cap Bull 3X Shares	X	X											X			X				X	X
Direxion Daily Municipal Bond Taxable Bull 3X Shares	X	X											X	X		X	X			X	X
Direxion Daily Natural Gas Related Bear 3X Shares	X	X						X		X			X		X	X				X	X

DIREXION SHARES ETF TRUST PROSPECTUS	797

	Adverse Market Conditions Risk	Adviser’s Investment Strategy Risk	Agriculture Sector Risk	Asset- Backed Securities Risk	Banking Sector Risk	Basic Materials Sector Risk	Commodity Related Sector Risk	Cash Transaction Risk	Clean Engerdy Securities Risk	Concentration Risk	Consumer Discretionary Sector Risk	Consumer Staples Sector Risk	Counterparty Risk	Credit Risk	Currency Exchange Rate Risk	Daily Correlation Risk	Debt Instrument Risk	Delfation Risk	Depositary Receipt Risk	Derivatives Risk	Early Close/ Trading Halt Risk
Direxion Daily Natural Gas Related Bull 3X Shares	X	X								X			X		X	X			X	X	X
Direxion Daily Real Estate Bear 3X Shares	X	X						X		X			X			X				X	X
Direxion Daily Real Estate Bull 3X Shares	X	X								X			X			X				X	X
Direxion Daily Regional Banks Bear 3X Shares	X	X				X		X		X			X			X				X	X
Direxion Daily Regional Banks Bull 3X Shares	X	X				X				X			X			X				X	X
Direxion Daily Retail Bear 3X Shares	X	X						X		X			X			X				X	X
Direxion Daily Retail Bull 3X Shares	X	X								X			X			X				X	X
Direxion Daily Russia Bear 3X Shares	X	X						X		X			X		X	X				X	X
Direxion Daily Russia Bull 3X Shares	X	X								X			X		X	X			X	X	X
Direxion Daily S&P 500® Bear 3X Shares	X	X						X					X			X				X	X
Direxion Daily S&P 500® Bull 3X Shares	X	X											X			X				X	X
Direxion Daily Semiconductor Bear 3X Shares	X	X						X		X			X			X				X	X
Direxion Daily Semiconductor Bull 3X Shares	X	X								X			X			X				X	X
Direxion Daily Silver Miners Bear 3X Shares	X	X						X		X			X		X	X				X	X
Direxion Daily Silver Miners Bull 3X Shares	X	X								X			X		X	X				X	X
Direxion Daily Small Cap Bear 3X Shares	X	X						X					X			X				X	X
Direxion Daily Small Cap Bull 3X Shares	X	X											X			X				X	X
Direxion Daily South Korea Bear 3X Shares	X	X						X					X		X	X				X	X
Direxion Daily South Korea Bull 3X Shares	X	X											X		X	X			X	X	X
Direxion Daily Taiwan Bear 3X Shares	X	X						X					X		X	X				X	X
Direxion Daily Taiwan Bull 3X Shares	X	X											X		X	X			X	X	X
Direxion Daily Technology Bear 3X Shares	X	X						X		X			X			X				X	X
Direxion Daily Technology Bull 3X Shares	X	X								X			X			X				X	X
Direxion Daily Thailand Bear 3X Shares	X	X						X					X		X	X				X	X
Direxion Daily Thailand Bull 3X Shares	X	X											X		X	X			X	X	X
Direxion Daily TIPs Bear 3X Shares	X	X						X					X	X		X	X	X		X	X
Direxion Daily TIPs Bull 3X Shares	X	X											X	X		X	X	X		X	X
Direxion Daily Total Bond Market Bull 3X Shares	X	X		X									X	X		X	X			X	X
Direxion Daily Total Market Bear 3X Shares	X	X						X					X			X				X	X
Direxion Daily Total Market Bull 3X Shares	X	X											X			X				X	X
Direxion Daily Turkey Bear 3X Shares	X	X						X				X	X			X				X	X
Direxion Daily Turkey Bull 3X Shares	X	X										X	X			X			X	X	X
Direxion Daily Utilities Bear 3X Shares	X	X						X		X			X			X				X	X
Direxion Daily Utilities Bull 3X Shares	X	X								X			X			X				X	X
Direxion Daily Wind Energy Bear 3X Shares	X	X						X		X			X			X				X	X
Direxion Daily Wind Energy Bull 3X Shares	X	X								X			X			X			X	X	X

798	DIREXION SHARES ETF TRUST PROSPECTUS

	Effects of Compounding and Market Volatility Risk	Emerging Markets Risk	Energy Securities Risk	Equity Securities Risk	Financial Services Companies Risk	Foreign Securities Risk	Gain Limitation Risk	Geographic Concentration Risk	Gold- Related Companies Risk	Growth Investing Risk	Healthcare Sector Risk	High Portfolio Turnover Risk	Industrial Sector Risk	Interest Rate Risk	Intra-Day Investment Risk	Inverse Correlation Risk	Leverage Risk	Liquidity Risk	Lower- Quality Debt Securities	Market Risk	Market Timing Risk	Mid Capitalization Company Risk	Mining and Metal Industry Securities Risk
Direxion Daily 7-10 Year Treasury Bear 3X Shares	X						X					X		X	X	X	X	X		X
Direxion Daily 7-10 Year Treasury Bull 3X Shares	X						X					X		X	X		X	X		X
Direxion Daily 20+ Year Treasury Bear 3X Shares	X						X					X		X	X	X	X	X		X
Direxion Daily 20+ Year Treasury Bull 3X Shares	X						X					X		X	X		X	X		X
Direxion Daily Agribusiness Bear 3X Shares	X	X				X	X					X			X	X	X	X		X	X
Direxion Daily Agribusiness Bull 3X Shares	X	X		X		X	X					X			X		X	X		X	X
Direxion Daily Basic Materials Bear 3X Shares	X						X					X			X	X	X	X		X	X
Direxion Daily Basic Materials Bull 3X Shares	X			X			X					X			X		X	X		X	X
Direxion Daily Brazil Bear 3X Shares	X	X				X	X	X				X			X	X	X	X		X	X
Direxion Daily Brazil Bull 3X Shares	X	X		X		X	X	X				X			X		X	X		X	X
Direxion Daily BRIC Bear 3X Shares	X	X				X	X	X				X			X	X	X	X		X	X
Direxion Daily BRIC Bull 3X Shares	X	X		X		X	X	X				X			X		X	X		X	X
Direxion Daily Canada Bear 3X Shares	X					X	X	X				X			X	X	X	X		X	X	X
Direxion Daily Canada Bull 3X Shares	X			X		X	X	X				X			X		X	X		X	X	X
Direxion Daily China Bear 3X Shares	X	X				X	X	X				X			X	X	X	X		X	X
Direxion Daily China Bull 3X Shares	X	X		X		X	X	X				X			X		X	X		X	X
Direxion Daily Clean Energy Bear 3X Shares	X						X					X			X	X	X	X		X	X
Direxion Daily Clean Energy Bull 3X Shares	X			X			X					X			X		X	X		X	X
Direxion Daily Commodity Related Bear 3X Shares	X		X	X		X	X					X			X	X	X	X		X	X		X
Direxion Daily Commodity Related Bull 3X Shares	X		X	X			X					X			X		X	X		X	X		X
Direxion Daily Consumer Discretionary Bear 3X Shares	X			X			X					X			X	X	X	X		X	X
Direxion Daily Consumer Discretionary Bull 3X Shares	X			X			X					X			X		X	X		X	X
Direxion Daily Consumer Staples Bear 3X Shares	X						X					X			X	X	X	X		X	X

DIREXION SHARES ETF TRUST PROSPECTUS	799

	Effects of Compounding and Market Volatility Risk	Emerging Markets Risk	Energy Securities Risk	Equity Securities Risk	Financial Services Companies Risk	Foreign Securities Risk	Gain Limitation Risk	Geographic Concentration Risk	Gold- Related Companies Risk	Growth Investing Risk	Healthcare Sector Risk	High Portfolio Turnover Risk	Industrial Sector Risk	Interest Rate Risk	Intra-Day Investment Risk	Inverse Correlation Risk	Leverage Risk	Liquidity Risk	Lower- Quality Debt Securities	Market Risk	Market Timing Risk	Mid Capitalization Company Risk	Mining and Metal Industry Securities Risk
Direxion Daily Consumer Staples Bull 3X Shares	X						X					X			X		X	X		X	X
Direxion Daily Corporate Bond Bear 3X Shares	X			X			X					X			X	X	X	X		X	X
Direxion Daily Corporate Bond Bull 3X Shares	X						X					X		X	X		X	X		X	X
Direxion Daily Developed Markets Bear 3X Shares	X					X	X					X		X	X	X	X	X		X	X
Direxion Daily Developed Markets Bull 3X Shares	X			X		X	X					X			X		X	X		X	X
Direxion Daily Emerging Markets Bear 3X Shares	X	X				X	X					X			X	X	X	X		X	X
Direxion Daily Emerging Markets Bull 3X Shares	X	X		X		X	X					X			X		X	X		X	X
Direxion Daily Energy Bear 3X Shares	X		X				X					X			X	X	X	X		X	X
Direxion Daily Energy Bull 3X Shares	X		X	X			X					X			X		X	X		X	X
Direxion Daily Financial Bear 3X Shares	X						X					X			X	X	X	X		X	X
Direxion Daily Financial Bull 3X Shares	X			X			X					X			X		X	X		X	X
Direxion Daily Global Infrastructure Bear 3X Shares	X		X				X					X			X	X	X	X		X	X
Direxion Daily Global Infrastructure Bull 3X Shares	X		X	X		X	X					X			X		X	X		X	X
Direxion Daily Gold Miners Bear 3X Shares	X	X				X	X	X	X			X			X	X	X	X		X	X		X
Direxion Daily Gold Miners Bull 3X Shares	X	X		X		X	X	X	X			X			X		X	X		X	X		X
Direxion Daily Healthcare Bear 3X Shares	X						X				X	X			X	X	X	X		X	X
Direxion Daily Healthcare Bull 3X Shares	X			X			X				X	X			X		X	X		X	X
Direxion Daily High Yield Bear 3X Shares	X						X					X		X	X	X	X	X	X	X	X
Direxion Daily High Yield Bull 3X Shares	X						X					X		X	X		X	X	X	X	X
Direxion Daily India Bear 3X Shares	X	X			X	X	X	X			X	X	X		X	X	X	X		X	X
Direxion Daily India Bull 3X Shares	X	X		X	X	X	X	X			X	X	X		X		X	X		X	X
Direxion Daily Indonesia Bear 3X Shares	X	X				X	X	X				X			X	X	X	X		X	X

800	DIREXION SHARES ETF TRUST PROSPECTUS

	Effects of Compounding and Market Volatility Risk	Emerging Markets Risk	Energy Securities Risk	Equity Securities Risk	Financial Services Companies Risk	Foreign Securities Risk	Gain Limitation Risk	Geographic Concentration Risk	Gold- Related Companies Risk	Growth Investing Risk	Healthcare Sector Risk	High Portfolio Turnover Risk	Industrial Sector Risk	Interest Rate Risk	Intra-Day Investment Risk	Inverse Correlation Risk	Leverage Risk	Liquidity Risk	Lower- Quality Debt Securities	Market Risk	Market Timing Risk	Mid Capitalization Company Risk	Mining and Metal Industry Securities Risk
Direxion Daily Indonesia Bull 3X Shares	X	X		X		X	X	X				X			X		X	X		X	X
Direxion Daily Industrial Bear 3X Shares	X					X	X					X	X		X	X	X	X		X	X
Direxion Daily Industrial Bull 3X Shares	X			X		X	X					X	X		X		X	X		X	X
Direxion Daily Junior Gold Miners Index Bear 3X Shares	X	X				X	X	X	X			X			X	X	X	X		X	X		X
Direxion Daily Junior Gold Miners Index Bull 3X Shares	X	X		X		X	X	X	X			X			X		X	X		X	X		X
Direxion Daily Large Cap Bear 3X Shares	X						X					X			X	X	X	X		X	X
Direxion Daily Large Cap Bull 3X Shares	X			X			X					X			X		X	X		X	X
Direxion Daily Large Cap Growth Bear 3X Shares	X						X			X		X			X	X	X	X		X	X
Direxion Daily Large Cap Growth Bull 3X Shares	X			X			X			X		X			X		X	X		X	X
Direxion Daily Large Cap Value Bear 3X Shares	X						X					X			X	X	X	X		X	X
Direxion Daily Large Cap Value Bull 3X Shares	X			X			X					X			X		X	X		X	X
Direxion Daily Latin America Bear 3X Shares	X	X				X	X	X				X			X	X	X	X		X	X
Direxion Daily Latin America Bull 3X Shares	X	X		X		X	X	X				X			X		X	X		X	X
Direxion Daily Malaysia Bear 3X Shares	X	X				X	X	X				X			X	X	X	X		X	X
Direxion Daily Malaysia Bull 3X Shares	X	X		X		X	X	X				X			X		X	X		X	X
Direxion Daily Mid Cap Bear 3X Shares	X						X					X			X	X	X	X		X	X
Direxion Daily Mid Cap Bull 3X Shares	X			X			X					X			X		X	X		X	X
Direxion Daily Municipal Bond Taxable Bull 3X Shares	X						X					X		X	X		X	X		X	X
Direxion Daily Natural Gas Related Bear 3X Shares	X	X				X	X					X			X	X	X	X		X	X
Direxion Daily Natural Gas Related Bull 3X Shares	X	X		X		X	X					X			X		X	X		X	X
Direxion Daily Real Estate Bear 3X Shares	X						X					X			X	X	X	X		X	X
Direxion Daily Real Estate Bull 3X Shares	X			X			X					X			X		X	X		X	X
Direxion Daily Regional Banks Bear 3X Shares	X						X					X			X	X	X	X		X	X

DIREXION SHARES ETF TRUST PROSPECTUS	801

	Effects of Compounding and Market Volatility Risk	Emerging Markets Risk	Energy Securities Risk	Equity Securities Risk	Financial Services Companies Risk	Foreign Securities Risk	Gain Limitation Risk	Geographic Concentration Risk	Gold- Related Companies Risk	Growth Investing Risk	Healthcare Sector Risk	High Portfolio Turnover Risk	Industrial Sector Risk	Interest Rate Risk	Intra-Day Investment Risk	Inverse Correlation Risk	Leverage Risk	Liquidity Risk	Lower- Quality Debt Securities	Market Risk	Market Timing Risk	Mid Capitalization Company Risk	Mining and Metal Industry Securities Risk
Direxion Daily Regional Banks Bull 3X Shares	X			X			X					X			X		X	X		X	X
Direxion Daily Retail Bear 3X Shares	X						X					X			X		X	X		X	X
Direxion Daily Retail Bull 3X Shares	X			X			X					X			X	X	X	X		X	X
Direxion Daily Russia Bear 3X Shares	X	X	X			X	X	X				X			X		X	X		X	X
Direxion Daily Russia Bull 3X Shares	X	X	X	X		X	X	X				X			X	X	X	X		X	X
Direxion Daily S&P 500® Bear 3X Shares	X						X					X			X		X	X		X	X
Direxion Daily S&P 500® Bull 3X Shares	X			X			X					X			X	X	X	X		X	X
Direxion Daily Semiconductor Bear 3X Shares	X						X					X			X		X	X		X	X
Direxion Daily Semiconductor Bull 3X Shares	X			X			X					X			X		X	X		X	X
Direxion Daily Silver Miners Bear 3X Shares	X	X				X	X	X				X			X	X	X	X		X	X		X
Direxion Daily Silver Miners Bull 3X Shares	X	X		X		X	X	X				X			X		X	X		X	X		X
Direxion Daily Small Cap Bear 3X Shares	X						X					X			X	X	X	X		X	X
Direxion Daily Small Cap Bull 3X Shares	X			X			X					X			X		X	X		X	X
Direxion Daily South Korea Bear 3X Shares	X	X				X	X	X				X			X	X	X	X		X	X
Direxion Daily South Korea Bull 3X Shares	X	X		X		X	X	X				X			X		X	X		X	X
Direxion Daily Taiwan Bear 3X Shares	X	X				X	X	X				X			X	X	X	X		X	X
Direxion Daily Taiwan Bull 3X Shares	X	X		X		X	X	X				X			X		X	X		X	X
Direxion Daily Technology Bear 3X Shares	X						X					X			X	X	X	X		X	X
Direxion Daily Technology Bull 3X Shares	X			X			X					X			X		X	X		X	X
Direxion Daily Thailand Bear 3X Shares	X	X				X	X	X				X			X	X	X	X		X	X
Direxion Daily Thailand Bull 3X Shares	X	X		X		X	X	X				X			X		X	X		X	X
Direxion Daily TIPs Bear 3X Shares	X						X					X		X	X	X	X	X		X	X
Direxion Daily TIPs Bull 3X Shares	X						X					X		X	X		X	X		X	X

802	DIREXION SHARES ETF TRUST PROSPECTUS

	Effects of Compounding and Market Volatility Risk	Emerging Markets Risk	Energy Securities Risk	Equity Securities Risk	Financial Services Companies Risk	Foreign Securities Risk	Gain Limitation Risk	Geographic Concentration Risk	Gold- Related Companies Risk	Growth Investing Risk	Healthcare Sector Risk	High Portfolio Turnover Risk	Industrial Sector Risk	Interest Rate Risk	Intra-Day Investment Risk	Inverse Correlation Risk	Leverage Risk	Liquidity Risk	Lower- Quality Debt Securities	Market Risk	Market Timing Risk	Mid Capitalization Company Risk	Mining and Metal Industry Securities Risk
Direxion Daily Total Bond Market Bull 3X Shares	X						X					X		X	X		X	X		X	X
Direxion Daily Total Market Bear 3X Shares	X						X					X			X	X	X	X		X	X
Direxion Daily Total Market Bull 3X Shares	X			X			X					X			X		X	X		X	X
Direxion Daily Turkey Bear 3X Shares	X	X				X	X	X				X			X	X	X	X		X	X
Direxion Daily Turkey Bull 3X Shares	X	X		X		X	X	X				X			X		X	X		X	X
Direxion Daily Utilities Bear 3X Shares	X						X					X			X	X	X	X		X	X
Direxion Daily Utilities Bull 3X Shares	X			X			X					X			X		X	X		X	X
Direxion Daily Wind Energy Bear 3X Shares	X					X	X					X			X	X	X	X		X	X
Direxion Daily Wind Energy Bull 3X Shares	X			X		X	X					X			X		X	X		X	X

DIREXION SHARES ETF TRUST PROSPECTUS	803

	Municipal Securities Risk	Natural Gas Sector Risk	Negative Implications of Daily Goals in Volatile Markets	Non- Diversification Risk	Prepayment Risk and/or Mortgange- Backed Securiteis Risk	Real Estate Investment Risk	Regulatory Risk	Retail Sector Risk	Risks of Investing in Other Investment Companies (including ETFs)	Semiconductors Industry Risk	Shorting Risk	Silver- Related Companies Risk	Small and Mid Capitalization Company Risk	Tax and Distribution Risk	Technology Securities Risk	Tracking Error Risk	Transportation Sector Risk	Utilities Sector Risk	U.S. Government Securities Risk	Valuation Time Risk	Value Investing Risk	Wind Energy Risk	Special Risks of Exchange- Traded Funds
Direxion Daily 7-10 Year Treasury Bear 3X Shares			X	X			X		X		X			X		X			X				X
Direxion Daily 7-10 Year Treasury Bull 3X Shares			X	X			X		X					X		X			X				X
Direxion Daily 20+ Year Treasury Bear 3X Shares			X	X			X		X		X			X		X			X				X
Direxion Daily 20+ Year Treasury Bull 3X Shares			X	X			X		X					X		X			X				X
Direxion Daily Agribusiness Bear 3X Shares			X	X			X		X		X		X	X		X				X			X
Direxion Daily Agribusiness Bull 3X Shares			X	X			X		X				X	X		X				X			X
Direxion Daily Basic Materials Bear 3X Shares			X	X			X		X		X			X		X							X
Direxion Daily Basic Materials Bull 3X Shares			X	X			X		X					X		X							X
Direxion Daily Brazil Bear 3X Shares			X	X			X		X		X		X	X		X				X			X
Direxion Daily Brazil Bull 3X Shares			X	X			X		X				X	X		X				X			X
Direxion Daily BRIC Bear 3X Shares			X	X			X		X		X			X		X				X			X
Direxion Daily BRIC Bull 3X Shares			X	X			X		X					X		X				X			X
Direxion Daily Canada Bear 3X Shares			X	X			X		X		X			X		X				X			X
Direxion Daily Canada Bull 3X Shares			X	X			X		X					X		X				X			X
Direxion Daily China Bear 3X Shares			X	X			X		X		X			X		X				X			X
Direxion Daily China Bull 3X Shares			X	X			X		X					X		X				X			X
Direxion Daily Clean Energy Bear 3X Shares			X	X			X		X		X			X		X							X
Direxion Daily Clean Energy Bull 3X Shares			X	X			X		X					X		X							X
Direxion Daily Commodity Related Bear 3X Shares		X	X	X			X		X		X			X		X				X			X
Direxion Daily Commodity Related Bull 3X Shares		X	X	X			X		X					X		X				X			X
Direxion Daily Consumer Discretionary Bear 3X Shares			X	X			X		X		X			X		X							X
Direxion Daily Consumer Discretionary Bull 3X Shares			X	X			X		X					X		X							X
Direxion Daily Consumer Staples Bear 3X Shares			X	X			X		X		X			X		X							X

804	DIREXION SHARES ETF TRUST PROSPECTUS

	Municipal Securities Risk	Natural Gas Sector Risk	Negative Implications of Daily Goals in Volatile Markets	Non- Diversification Risk	Prepayment Risk and/or Mortgange- Backed Securiteis Risk	Real Estate Investment Risk	Regulatory Risk	Retail Sector Risk	Risks of Investing in Other Investment Companies (Including ETFs)	Semiconductors Industry Risk	Shorting Risk	Silver- Related Companies Risk	Small and Mid Capitalization Company Risk	Tax and Distribution Risk	Technology Securities Risk	Tracking Error Risk	Transportation Sector Risk	Utilities Sector Risk	U.S. Government Securities Risk	Valuation Time Risk	Value Investing Risk	Wind Energy Risk	Special Risks of Exchange - Traded Funds
Direxion Daily Consumer Staples Bull 3X Shares			X	X			X		X					X		X							X
Direxion Daily Corporate Bond Bear 3X Shares			X	X	X		X		X		X			X		X
Direxion Daily Corporate Bond Bull 3X Shares			X	X	X		X		X					X		X
Direxion Daily Developed Markets Bear 3X Shares			X	X			X		X		X			X		X				X			X
Direxion Daily Developed Markets Bull 3X Shares			X	X			X		X					X		X				X			X
Direxion Daily Emerging Markets Bear 3X Shares			X	X			X		X		X			X		X				X			X
Direxion Daily Emerging Markets Bull 3X Shares			X	X			X		X					X		X				X			X
Direxion Daily Energy Bear 3X Shares			X	X			X		X		X			X		X							X
Direxion Daily Energy Bull 3X Shares			X	X			X		X					X		X							X
Direxion Daily Financial Bear 3X Shares			X	X			X		X		X			X		X							X
Direxion Daily Financial Bull 3X Shares			X	X			X		X					X		X							X
Direxion Daily Global Infrastructure Bear 3X Shares			X	X			X		X		X			X		X	X	X		X			X
Direxion Daily Global Infrastructure Bull 3X Shares			X	X			X		X					X		X	X	X		X			X
Direxion Daily Gold Miners Bear 3X Shares			X	X			X		X		X	X		X		X				X			X
Direxion Daily Gold Miners Bull 3X Shares			X	X			X		X			X		X		X				X			X
Direxion Daily Healthcare Bear 3X Shares			X	X			X		X		X			X		X							X
Direxion Daily Healthcare Bull 3X Shares			X	X			X		X					X		X							X
Direxion Daily High Yield Bear 3X Shares			X	X	X		X		X		X			X		X							X
Direxion Daily High Yield Bull 3X Shares			X	X	X		X		X					X		X							X
Direxion Daily India Bear 3X Shares			X	X			X		X		X			X	X	X				X			X
Direxion Daily India Bull 3X Shares			X	X			X		X					X	X	X				X			X
Direxion Daily Indonesia Bear 3X Shares			X	X			X		X		X		X	X		X				X			X

DIREXION SHARES ETF TRUST PROSPECTUS	805

	Municipal Securities Risk	Natural Gas Sector Risk	Negative Implications of Daily Goals in Volatile Markets	Non- Diversification Risk	Prepayment Risk and/or Mortgange- Backed Securiteis Risk	Real Estate Investment Risk	Regulatory Risk	Retail Sector Risk	Risks of Investing in Other Investment Companies (Including ETFs)	Semiconductors Industry Risk	Shorting Risk	Silver- Related Companies Risk	Small and Mid Capitalization Company Risk	Tax and Distribution Risk	Technology Securities Risk	Tracking Error Risk	Transportation Sector Risk	Utilities Sector Risk	U.S. Government Securities Risk	Valuation Time Risk	Value Investing Risk	Wind Energy Risk	Special Risks of Exchange- Traded Funds
Direxion Daily Indonesia Bull 3X Shares			X	X			X		X				X	X		X				X			X
Direxion Daily Industrial Bear 3X Shares			X	X			X		X		X			X		X							X
Direxion Daily Industrial Bull 3X Shares			X	X			X		X					X		X							X
Direxion Daily Junior Gold Miners Index Bear 3X Shares			X	X			X		X		X	X	X	X		X				X			X
Direxion Daily Junior Gold Miners Index Bull 3X Shares			X	X			X		X			X	X	X		X				X			X
Direxion Daily Large Cap Bear 3X Shares			X	X			X		X		X			X		X							X
Direxion Daily Large Cap Bull 3X Shares			X	X			X		X					X		X							X
Direxion Daily Large Cap Growth Bear 3X Shares			X	X			X		X		X			X		X							X
Direxion Daily Large Cap Growth Bull 3X Shares			X	X			X		X					X		X							X
Direxion Daily Large Cap Value Bear 3X Shares			X	X			X		X		X			X		X					X		X
Direxion Daily Large Cap Value Bull 3X Shares			X	X			X		X					X		X					X		X
Direxion Daily Latin America Bear 3X Shares			X	X			X		X		X			X		X				X			X
Direxion Daily Latin America Bull 3X Shares			X	X			X		X					X		X				X			X
Direxion Daily Malaysia Bear 3X Shares			X	X			X		X		X		X	X		X				X			X
Direxion Daily Malaysia Bull 3X Shares			X	X			X		X				X	X		X				X			X
Direxion Daily Mid Cap Bear 3X Shares			X	X			X		X		X		X	X		X							X
Direxion Daily Mid Cap Bull 3X Shares			X	X			X		X				X	X		X							X
Direxion Daily Municipal Bond Taxable Bull 3X Shares	X		X	X	X		X		X					X		X
Direxion Daily Natural Gas Related Bear 3X Shares		X	X	X			X		X		X			X		X				X			X
Direxion Daily Natural Gas Related Bull 3X Shares		X	X	X			X		X					X		X				X			X
Direxion Daily Real Estate Bear 3X Shares			X	X		X	X		X		X			X		X							X

806	DIREXION SHARES ETF TRUST PROSPECTUS

	Municipal Securities Risk	Natural Gas Sector Risk	Negative Implications of Daily Goals in Volatile Markets	Non- Diversification Risk	Prepayment Risk and/or Mortgange- Backed Securiteis Risk	Real Estate Investment Risk	Regulatory Risk	Retail Sector Risk	Risks of Investing in Other Investment Companies (Including ETFs)	Russian Securities Risk	Semiconductors Industry Risk	Shorting Risk	Silver- Related Companies Risk	Small and Mid Capitalization Company Risk	Tax and Distribution Risk	Technology Securities Risk	Tracking Error Risk	Transportation Sector Risk	Utilities Sector Risk	U.S. Government Securities Risk	Valuation Time Risk	Value Investing Risk	Wind Energy Risk	Special Risks of Exchange- Traded Funds
Direxion Daily Real Estate Bull 3X Shares			X	X		X	X		X						X		X							X
Direxion Daily Regional Banks Bear 3X Shares			X	X			X		X			X			X		X							X
Direxion Daily Regional Banks Bull 3X Shares			X	X			X		X						X		X							X
Direxion Daily Retail Bear 3X Shares			X	X			X	X	X			X		X	X		X							X
Direxion Daily Retail Bull 3X Shares			X	X			X	X	X					X	X		X							X
Direxion Daily Russia Bear 3X Shares			X	X			X		X	X		X		X	X		X				X			X
Direxion Daily Russia Bull 3X Shares			X	X			X		X	X				X	X		X				X			X
Direxion Daily S&P 500® Bear 3X Shares			X	X			X		X			X			X		X							X
Direxion Daily S&P 500® Bull 3X Shares			X	X			X		X						X		X							X
Direxion Daily Semiconductor Bear 3X Shares			X	X			X		X		X	X		X	X		X							X
Direxion Daily Semiconductor Bull 3X Shares			X	X			X		X		X			X	X		X							X
Direxion Daily Silver Miners Bear 3X Shares			X	X			X		X			X	X	X	X		X				X			X
Direxion Daily Silver Miners Bull 3X Shares			X	X			X		X				X	X	X		X				X			X
Direxion Daily Small Cap Bear 3X Shares			X	X			X		X			X		X	X		X							X
Direxion Daily Small Cap Bull 3X Shares			X	X			X		X					X	X		X							X
Direxion Daily South Korea Bear 3X Shares			X	X			X		X			X		X	X		X				X			X
Direxion Daily South Korea Bull 3X Shares			X	X			X		X					X	X		X				X			X
Direxion Daily Taiwan Bear 3X Shares			X	X			X		X			X		X	X		X				X			X
Direxion Daily Taiwan Bull 3X Shares			X	X			X		X					X	X		X				X			X
Direxion Daily Technology Bear 3X Shares			X	X			X		X			X			X	X	X							X
Direxion Daily Technology Bull 3X Shares			X	X			X		X						X	X	X							X
Direxion Daily Thailand Bear 3X Shares			X	X			X		X			X		X	X		X				X			X

DIREXION SHARES ETF TRUST PROSPECTUS	807

	Municipal Securities Risk	Natural Gas Sector Risk	Negative Implications of Daily Goals in Volatile Markets	Non- Diversification Risk	Prepayment Risk and/or Mortgange- Backed Securiteis Risk	Real Estate Investment Risk	Regulatory Risk	Retail Sector Risk	Risks of Investing in Other Investment Companies (Including ETFs)	Semiconductors Industry Risk	Shorting Risk	Silver- Related Companies Risk	Small and Mid Capitalization Company Risk	Tax and Distribution Risk	Technology Securities Risk	Tracking Error Risk	Transportation Sector Risk	Utilities Sector Risk	U.S. Government Securities Risk	Valuation Time Risk	Value Investing Risk	Wind Energy Risk	Special Risks of Exchange- Traded Funds
Direxion Daily Thailand Bull 3X Shares			X	X			X		X				X	X		X				X			X
Direxion Daily TIPs Bear 3X Shares			X	X			X		X		X			X		X			X				X
Direxion Daily TIPs Bull 3X Shares			X	X			X		X					X		X			X				X
Direxion Daily Total Bond Market Bull 3X Shares			X	X	X		X		X					X		X			X				X
Direxion Daily Total Market Bear 3X Shares			X	X			X		X		X		X	X		X							X
Direxion Daily Total Market Bull 3X Shares			X	X			X		X				X	X		X							X
Direxion Daily Turkey Bear 3X Shares			X	X			X		X		X			X		X				X			X
Direxion Daily Turkey Bull 3X Shares			X	X			X		X					X		X				X			X
Direxion Daily Utilities Bear 3X Shares			X	X			X		X		X			X		X		X					X
Direxion Daily Utilities Bull 3X Shares			X	X			X		X					X		X		X					X
Direxion Daily Wind Energy Bear 3X Shares			X	X			X		X		X			X		X		X		X		X	X
Direxion Daily Wind Energy Bull 3X Shares			X	X			X		X					X		X		X		X		X	X

808	DIREXION SHARES ETF TRUST PROSPECTUS

Adverse Market Conditions Risk

The performance of each Fund is designed to correlate to the performance of an index or benchmark. As a consequence, a Fund’s performance will suffer during conditions which are adverse to its investment goals. For example, if the target index has risen on a given day, a 3X Bear Fund’s performance should fall. Conversely, if the target index has fallen on a given day, a 3X Bull Fund’s performance also should fall.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for each Fund. Although this methodology is designed to correlate each Fund's performance with the performance of its respective Index, there is no assurance that such methodology will be successful and will enable the Funds to achieve their investment objectives.

Agriculture Sector Risk

Companies operating in the agriculture sector may be adversely affected by certain legislative or regulatory developments related to food safety, the environment, taxes and other governmental policies. In addition, such companies are subject to risks associated with increased competition caused by economic recession, labor difficulties, changing consumer tastes and a decrease in demand for products and services provided by such companies. Companies operating in the agriculture sector are at risk for environmental damage claims, depletion of resources, and mandated expenditures for safety and pollution control devices. Furthermore, as a result of a weak economy, companies operating in the agriculture sector may be adversely affected by changes in consumer spending.

Asset-Backed Securities Risk

For the certain Funds, payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Banking Sector Risk

Companies within the banking industry can be significantly affected by extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge and amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. The regional banking industry is highly competitive and thus, failure to maintain or increase market share may result in lost market share.

Basic Materials Sector Risk

Certain Funds may invest in, and/or gain exposure to, the securities of companies in the basic materials sector. Companies in the basic materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. The production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Companies in the basic materials sector also are at risk for environmental damage and product liability claims, and may be adversely affected by depletion of resources, technical progress, labor relations, and governmental regulations.

Cash Transaction Risk

Unlike most ETFs, the 3X Bear Funds currently intend to effect creation and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by each 3X Bear Fund. As such, investments in 3X Bear Funds may be less tax efficient than investments in conventional ETFs. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the 3X Bear Funds currently intend to effect redemptions principally for cash, a 3X Bear Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A 3X Bear Fund may recognize a capital gain on these sales that might not have been incurred if such 3X Bear Fund had made a redemption in-kind and this may decrease the tax efficiency of the 3X Bear Funds compared to ETFs that utilize an in-kind redemption process.

Clean Energy Securities Risk

The Direxion Daily Clean Energy Bull 3X Shares and the Direxion Daily Clean Energy Bear 3X Shares (the “Clean Energy Funds”) will focus their investments in securities issued by, and/or have exposure to, companies engaged in the business of cleaner energy and conservation. The clean energy industry can be significantly affected by obsolescence of existing technology, short product cycles,

DIREXION SHARES ETF TRUST PROSPECTUS	809

falling prices and profits, competition from new market entrants and general economic conditions. Further, the clean energy industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts, and can be subject to risks associated with hazardous materials.

The clean energy industry can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. The industry also can be significantly affected by the supply and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions.

Shares in the companies involved in the clean energy industry have been significantly more volatile than shares of companies operating in other more established industries. Certain valuation methods currently used to value companies involved in the alternative power and power technology sectors, particularly those companies that have not yet traded profitably, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to increase further the volatility of certain alternative power and power technology company share prices.

The clean energy industry sector is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk. Changes in U.S., European and other governments’ policies towards alternative power and power technology also may have an adverse effect on the Clean Energy Funds’ performance.

The Clean Energy Funds may invest in the shares of companies with a limited operating history, some of which may never have traded profitably. Investment in young companies with a short operating history is generally riskier than investment in companies with a longer operating history.

Commodity Related Sector Risk

Certain Funds may invest in, and/or gain exposure to, the securities of companies in the commodities sector. Investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. The value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Concentration Risk

Concentration risk results from a Fund focusing its investments in a specific industry or group of industries to approximately the same extent that the Fund’s underlying index is so concentrated. The performance of a Fund that focuses its investments in a particular industry or sector may be more volatile than a fund that does not concentrate its investments. A Fund that concentrates its investments in an industry or group of industries also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, a Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Consumer Discretionary Sector Risk

A Fund may focus its investvestments in securities issued by, and/or have exposure to, companies in the consumer discretionary sector. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Consumer Staples Sector Risk

A Fund may focus its investvestments in securities issued by, and/or have exposure to, companies in the consumer staples sector. The consumer staples sector may be affected by the permissibility of using various food additives and production methods, changing consumer tastes, marketing campaigns and other factors affecting consumer demand. In particular, tobacco companies may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

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Counterparty Risk

The Funds may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index and interest rate swap agreements. The Funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Funds will not enter into any agreement involving a counterparty unless the Adviser believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In addition, the Funds may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements and other counterparty instruments also may be considered to be illiquid. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Funds and, as a result, the Funds may not be able to achieve their investment objectives.

Credit Risk

A Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Currency Exchange Rate Risk

In seeking exposure to foreign companies, changes in foreign currency exchange rates will affect the value of what a Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Debt Instrument Risk

The Fixed Income Funds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in a Fund to decrease.

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Deflation Risk

For certain Funds, in a period of sustained deflation, the inflation-indexed securities held by the Fund may not pay any income. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-indexed securities it issues, other issuers may not offer the same guarantee. As a result the Fund may suffer a loss during period of deflation.

Depositary Receipt Risk

In seeking exposure to foreign companies, a Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Fund investments in depositary receipts, which include ADRs, GDRs and EDRs, are deemed to be investments in foreign securities for purposes of a Fund’s investment strategy.

Derivatives Risk

The Funds use investment techniques, including investments in derivatives such as futures contracts, forward contracts, options and swaps, and other instruments that attempt to track the price movement of underlying securities or indices, which may be considered aggressive. The derivative instruments that the Funds may invest in are described in “Additional Information Regarding Investment Techniques and Policies.” Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. In addition, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desire exposure consistent with the Fund’s daily investment objective. This may prevent the Fund from achieving its daily investment objective particularly if the Index reverses all or a portion of its intraday move by the end of the day. The derivatives that the Funds may invest in include:

•

Futures. A futures contact is a contract to purchase or sell a particular security, or the cash value of an index, at a specified future date at a price agreed upon when the contract is made. Under such contracts, no delivery of the actual securities is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of a security or index at expiration, net of the variation margin that was previously paid.

•

Forward Contracts. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

•	Options. An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the

812	DIREXION SHARES ETF TRUST PROSPECTUS

option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency.

•

Options on Futures Contracts. An option on a futures contract provides the holder with the right to enter into a “long” position in the underlying futures contract, in the case of a call option, or a “short” position in the underlying futures contract in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option.

•

Swap Agreements. In an interest rate swap, a Fund and another party exchange the right to receive interest payments on a security or other reference rate. The terms of the instrument are generally negotiated by a Fund and its swap counterparty. In a total return swap, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or basket of securities or a non-asset reference such as a securities index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on a total return from a different underlying asset or non-asset reference.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in a Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

There can be no guarantee that a Fund will achieve a high degree of correlation with its investment objective relative to its benchmark index. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the Funds’ use of leveraged investment techniques, income items and accounting standards. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding periodic index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with each Fund’s daily investment objective.

Each Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. Each Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding for the Funds. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (e.g., 300% or -300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The tables below provide examples of how Index volatility could affect the Funds’ performance. The charts show estimated Fund returns for a number of combinations of performance and volatility over a five-year period.

As shown in Table 8 and 9 below, a 3X Bull Fund would be expected to lose 17.1% and a 3X Bear Fund would be expected to lose 31.3% if their Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period widens to approximately 81.5% for the 3X Bull Fund and 96.6% for the 3X Bear Fund.

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At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, it is likely that the 3X Bull Fund would lose 95% of its value, and the 3X Bear Fund would lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 8 — 3X Bull Fund

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

Table 9 — 3X Bear Fund

One Year Index Return	–300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	180%	1371.5%	973.9%	248.6%	–46.5%	–96.1%
–50%	150%	653.4%	449.8%	78.5%	–72.6%	–98.0%
–40%	120%	336.0%	218.2%	3.3%	–84.2%	–98.9%
–30%	90%	174.6%	100.4%	–34.9%	–90.0%	–99.3%
–20%	60%	83.9%	34.2%	–56.4%	–93.3%	–99.5%
–10%	30%	29.2%	–5.7%	–69.4%	–95.3%	–99.7%
0%	0%	–5.8%	–31.3%	–77.7%	–96.6%	–99.8%
10%	–30%	–29.2%	–48.4%	–83.2%	–97.4%	–99.8%
20%	–60%	–45.5%	–60.2%	–87.1%	–98.0%	–99.9%
30%	–90%	–57.1%	–68.7%	–89.8%	–98.4%	–99.9%
40%	–120%	–65.7%	–75.0%	–91.9%	–98.8%	–99.9%
50%	–150%	–72.1%	–79.6%	–93.4%	-99.0%	–99.9%
60%	–180%	–77.0%	–83.2%	–94.6%	-99.2%	–99.9%

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Funds are not appropriate for investors who do not intend to actively monitor and manage their portfolios. These tables are intended to underscore the fact that the Funds are designed as short-term trading vehicles for investors who intend to actively monitor and manage their portfolios.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. There may also be risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Energy Securities Risk

Certain Funds will focus their investments in securities issued by, and/or have exposure to, companies that engage in energy-related businesses, such as oil companies involved in the exploration, production, servicing, drilling and refining processes, and companies primarily involved in the production and mining of coal and other fuels used in the generation of consumable energy. Also included are gas distribution, gas pipeline and related companies. As a result, certain Funds are subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The prices of the securities of energy and energy services companies may fluctuate widely due to the supply and demand for both their specific products or services and energy products in general. The prices of energy product securities may be affected by changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Fund to fluctuate.

Financial Services Companies Risk

A Fund may focus its investments in securities issued by, and/or have exposure to, financial services companies. As a result, a Fund may be subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial services companies. Financial services companies are subject to extensive governmental regulation, which may limit both the

814	DIREXION SHARES ETF TRUST PROSPECTUS

amounts and types of loans and other financial commitments they can make, and the rates and fees that they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, a Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

Rafferty will attempt to position each Fund’s portfolio to ensure that a Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on a Fund’s gains. As a consequence, a Fund’s portfolio may not be responsive to index movements beyond 30% in a given day in a direction favorable to the Fund. For example, if a 3X Bull Fund’s target index were to gain 35%, a 3X Bull Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the index gain of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, Funds that focus their investments in a particular country or geographic region may be more volatile than a more geographically diversified fund.

Gold-Related Companies Risk

Gold-related companies may be adversely affected by a decrease in the worldwide demand and price of gold, which may result from a decreased level of industrial activity utilizing gold and other factors. Additionally, availability of alternatives to gold, such as synthetic substitues, disruptions in the supply chain, rising production costs, including storage, labor and energy, rising regulatory compliance costs, increased environment regulations and changes in industrial, government and global consumer demand may adversely affect companies engaged in gold-related business.

Growth Investing Risk

For certain Funds, investments in growth securities and securities that provide exposure to growth securities are subject to risks, including the risk of sharp price movement. Growth companies often internally reinvest earnings instead of declaring dividends, which would otherwise bolster share value in adverse market conditions. As such, the Fund’s investment in growth securities may be susceptible to increased volatility.

Healthcare Sector Risk

Certain Funds may invest in, and/or gain exposure to, the securities of companies in the healthcare sector. The profitability of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly.

High Portfolio Turnover Risk

Daily rebalancing of Fund holdings pursuant to each Fund’s daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs for the Funds because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in the summary for each Fund is calculated without including the short term cash instruments or derivative transactions that comprise the majority of that Fund’s trading. As such, if a Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Industrial Sector Risk

Certain Funds invest in, and/or have exposure to, the securities of companies in the industrial sector. Stock prices

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of issuers in the industrial sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events and economic conditions will also affect the performance of investment in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by governments spending policies because companies involved in this industry rely to a significant extent on U.S. and other government demand for their products and services. Thus, the financial condition of, and investor interst in, areorspace and defense companies are heavily influenced by government defense spending policies which are typically under pressure from efforts to the control government spending budgets. Transportation companies, another component of the industrial sector, are subject to cyclical performance and therefore investment in such companies may experience occasional sharp price moevements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Interest Rate Risk

Debt securities and securities that provide exposure to debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. The impact of an interest rate changes may be significant for other asset classes as well, whether because of the impact of interest rates on economic activity or because of changes in the relative attractiveness of asset classes due to changes in interest rates. For instance, higher interest rates may make investments in debt securities more attractive, thus reducing investments in equities.

Intra-Day Investment Risk

The Funds seek daily leveraged investment results, which should not be equated with seeking an investment goal for shorter than a day. Thus, an investor who purchases Fund shares after the close of the markets on one trading day and before the close of the markets on the next trading day will likely have more, or less, than 300% or –300% leveraged investment exposure to the target index, depending upon the movement of the target index from the end of one trading day until the time of purchase. If the target index moves in a direction favorable to the Fund, the investor will receive exposure to the target index less than 300% or –300% exposure to the target index. Conversely, if the target index moves in a direction adverse to the Fund, the investor will receive exposure to the target index greater than 300% or –300% exposure to the target index. Investors may consult the Funds’ website at any point during the day to determine how the current value of a Fund’s target index relates to the value of the target index at the end of the previous day. In addition, Graphs 1 through 4 and the accompanying text on pages 818-819 provide a detailed discussion of such risk.

Inverse Correlation Risk

Each 3X Bear Fund is negatively correlated to its index or benchmark and should lose money when its index or benchmark rises — a result that is the opposite from conventional funds. Because each 3X Bear Fund seeks daily returns inverse by a defined percentage to its index or benchmark, the difference between a 3X Bear Fund’s daily return and the performance of its index or benchmark may be negatively compounded during periods in which the markets decline. By its nature, inverse correlation magnifies the impact of compounding and market volatility. For instance, if a benchmark gains 5%, a 3X Bull Fund would be expected to gain 15% and a 3X Bear Fund would be expected to lose 15%. The 3X Bull Fund’s performance differs from the benchmark by 10%, while the 3X Bear Fund’s performance differs by 20%. The 3X Bear Fund has moved a greater distance from its benchmark, which illustrates the greater volatility experienced by 3X Bear Funds.

Each 3X Bear Fund is negatively correlated to its index or benchmark and should lose money when its index or benchmark rises — a result that is the opposite from conventional funds. Because each 3X Bear Fund seeks daily returns inverse by a defined percentage to its index or benchmark, the difference between the 3X Bear Fund’s daily return and the performance of its index or benchmark may be negatively compounded during periods in which the markets decline.

Leverage Risk

If you invest in the Funds, you are exposed to the risk that any adverse daily performance of a Fund’s target index will be leveraged. This means that, if a Fund’s target index experiences adverse daily performance, your investment in the Fund will be reduced by an amount equal to 3% for every 1% of adverse performance, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment.

A Fund could theoretically lose an amount greater than its net assets in the event of a movement of its target index in excess of 33% in a direction adverse to the Fund. Further, purchasing shares of a Fund during a day may result in

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greater than 300% or –300% exposure to the performance of the target index if the target index moves in a direction adverse to the Fund between the close of the markets on one trading day and before the close of the markets on the next trading day. Graphs 1 through 4 and the accompanying text on pages 818-819 provide a detailed discussion of such risks. In addition, the Funds’ website will provide information on a daily basis regarding the current relevant exposure if an investor purchases new shares of a Fund.

Liquidity Risk

Some securities held by the Funds, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Lower-Quality Debt Securities Risk

Certain Funds will invest a significant portion of their assets in securities rated below investment grade or “junk bonds.” Investments in junk bonds generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. High-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

Market Risk

Each Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market. A 3X Bull Fund typically would lose value on a day when its underlying index declines. A 3X Bear Fund typically would lose value on a day when its underlying index increases.

Market Timing Risk

Rafferty expects a significant portion of the assets of each Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading could increase the rate of the Funds’ portfolio turnover, which involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds’ performance. In addition, large movements of assets into and out of the Funds may have a negative impact on their ability to achieve their investment objectives or their desired level of operating expenses. The risks associated with market timing activity and high portfolio turnover will have a negative impact on longer-term investments.

Mid Capitalization Company Risk

Certain Funds may invest in the securities of mid capitalization companies and securities which provide exposure to mid capitalization companies. Such investment involves greater risks and the possibility of greater price volatility than investing in more established, larger capitalization companies. Mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Mining and Metal Industry Risk

Prices of gold, silver or other precious metals, and of gold, silver and other precious metal related securities, historically have been very volatile. The high volatility of gold, silver and other precious metal prices may adversely affect the financial condition of companies involved with gold, silver and other precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the supply and prices of precious metals. Additionally,

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producers of gold, silver or other precious metals are often concentrated in a small number of countries or regions. Economic and political conditions in those countries may have a direct effect on the production and marketing of gold, silver and other precious metals and on sales of central bank gold, silver and other precious metals holdings.

Some gold, silver and precious metals mining operation companies may hedge, to varying degrees, their exposure to falls in gold, silver and precious metals prices by selling forward future production. This may limit the company’s ability to benefit from future increases in the price of gold, silver or precious metals, thereby lowering returns to a Fund. Hedging techniques also have their own risk, including the possibility that a mining company or other party will be unable to meet its contractual obligations and potential margin requirements.

Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals. Additionally, increased environmental or labor costs may depress the value of mining and metal investments.

In addition, in many countries, the activities of companies engaged in mining are subject to the policies adopted by government officials and agencies and are subject to national and international political and economic developments. Moreover, political, social and economic conditions in many mining and metals producing countries are somewhat unsettled, which may pose certain risks to a Fund in addition to the risks described above in “Emerging Markets Risk” and “Foreign Securities Risk” because the Fund may hold a portion of its assets in securities of issuers in such countries.

Municipal Securities Risk

For the Direxion Daily Municipal Bond Taxable Bull 3X Fund, municipal issuers are subject to unique factors affecting their ability to pay debt obligations. As such, investment in municipal securities carries additional risk. Changes in federal, state or local laws may make a municipal issuer unable to make interest payments when due. Moreover, an adverse interpretation of the tax status of municipal securities may make such securities decline in value.

Natural Gas Sector Risk

Certain Funds will invest in securities issued by, and/or have exposure to, companies primarily involved in the natural gas sector. Economic forces affecting natural gas, as well as government policies and regulations affecting the natural gas sector and related industries, could adversely affect the Funds’ portfolio companies and, thus, the Funds’ financial situations and profitability. The profitability of companies engaged in the exploration and production of natural gas may be adversely affected by changes in worldwide energy prices, exploration and production spending, government policies and regulation, economic conditions and world events. Governmental policies affecting companies engaged in the exploration and production of natural gas, such as taxes, tariffs, duties, subsidies and import and export restrictions, can influence industry profitability and the volume and types of imports and exports. Natural gas companies could be adversely affected by commodity price volatility, changes in exchange rates, interest rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations and may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. In addition, the Funds’ portfolio companies must comply with a broad range of environmental laws and regulations. Additional or more stringent environmental laws and regulations may be enacted in the future and such changes could have a material adverse effect on the business of the Funds’ portfolio companies. Another risk of investing in the natural gas sector is the competitive risk associated with the prices of alternative fuels, such as coal and oil. For example, major natural gas customers often have the ability to switch between the use of coal, oil or natural gas.

Negative Implications of Daily Goals in Volatile Markets

Each Fund seeks to provide a return which is a multiple of the daily performance of its benchmark. No Fund attempts to, and no Fund should be expected to, provide returns which are a multiple of the return of the benchmark for periods longer than a single trading day. Each Fund repositions its portfolio at the end of each trading day, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. If adverse daily performance of a Fund’s target index reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of a Fund’s target index increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase correspondingly.

Daily repositioning will impair a Fund’s performance if the benchmark experiences volatility. For instance, a hypothetical 3X Bull Fund and 3X Bear Fund would be expected to lose 9.96% and 12.16%, respectively (as shown in Graphs 1 and 2 below) if their benchmark was flat over a hypothetical one year period during which the benchmark experienced annualized volatility of 15%. If the benchmark’s

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annualized volatility were to rise to 40%, the hypothetical loss for a one year period would widen to approximately 55.51% for the 3X Bull Fund and 77.75% for the 3X Bear Fund (as illustrated in Graphs 3 and 4). An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index. Since market volatility, like that experienced by the markets currently, has negative implications for Funds which rebalance daily, investors should be sure to monitor and manage their investments in the Funds in volatile markets.

The following graphs assume that the Funds perfectly achieve their investment objectives. To isolate the impact of leverage, these graphs assume a) no dividends paid by the companies included on the index; b) no fund expenses; and c) borrowing/lending rates (to obtain required leverage) of zero percent. If Fund expenses were included, the Fund’s performance would be lower than that shown.

Graph 1 — Hypothetical 3X Bull Fund Performance with Low Volatility

Graph 2 — Hypothetical 3X Bear Fund Performance with Low Volatility

Graph 3 — Hypothetical 3X Bull Fund Performance with High Volatility

Graph 4 — Hypothetical 3X Bear Fund Performance with High Volatility

Non-Diversification Risk

Each Fund is non-diversified. A non-diversified fund invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Prepayment Risk and/or Mortgage-Backed Securities Risk

Certain funds may be subject to prepayment risk and mortgage-backed securities risk. Many types of debt securities, including mortgage securities, are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, a Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

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Real Estate Investment Risk

Certain Funds will focus their investments in securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

Regulatory Risk

Each Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Funds operate, increase the particular costs of the Fund’s operations and/or change the competitive landscape. In particular, there is no guarantee that the Bear Funds will be permitted to continue to engage in short sales, which are designed to earn the Fund a profit from the decline of the price of a particular security, basket of securities or index.

Retail Sector Risk

Certain Funds may invest in, and/or gain exposure to, the securities of companies in the retail sector. Retail and related industries can be significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, and changing consumer tastes and preferences. In addition, the retailing industry is highly competitive and a company’s success can be tied to its ability to anticipate changing consumer tastes.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, (which may, in turn invest in equities, bonds, and other financial vehicles) may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, a Fund becomes a shareholder of that investment company or ETF. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the investment company or ETF to achieve its investment objective. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because closed end investment companies and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.

Russian Securities Risk

Investment in Russian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely a Fund that invest in such securities. Such heightened risks include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war and social instability as a result of religious, ethnic and/or socioeconmic unrest.

The government in Russia may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in Russia. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in Russia. Moreover, governmental approval or special licenses may be required prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer and may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of Russia and/or impose additional taxes on foreign investors. These factors, among others, make investing in issuers located or operating in Russia significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the value of a Fund’s shares.

The value of the Russian Ruble may be subject to a high degree of fluctuation. The assets of a Fund that invests in Russian securities will be invested primarily in equity securities of Russian issuers and the income received by such Fund will be principally in Russian Rubles. A Fund’s exposure to the Russian Ruble and changes in value of the Russian Ruble versus the U.S. dollar may result in reduced returns to the Fund. Moreover, a Fund may incur costs in

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connection with conversions between U.S. dollars and the Russian Ruble. In addition, the current economic turmoil in Russia and the effects on the current global economic crisis on the Russian economy may have significant adverse effects on the Russian Ruble.

Semiconductors Industry Risk

The Semiconductor Funds are subject to the risk that companies that are in the semiconductor industry may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in the semiconductor sector of the market to decrease. Specific risks faced by companies in the semiconductor industry include, but are not limited to: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; securities prices may fluctuate widely due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; research costs and the risks that their products may not prove commercially successful; capital equipment expenditures could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel.

Shorting Risk

Each 3X Bear Fund may engage in short sales designed to earn the 3X Bear Fund a profit from the decline in the price of particular securities, baskets of securities or indices. Short sales are transactions in which a 3X Bear Fund borrows securities from a broker and sells the borrowed securities. The 3X Bear Fund is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. If the market price of the underlying security goes down between the time the 3X Bear Fund sells the security and buys it back, the 3X Bear Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the 3X Bear Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the 3X Bear Fund must pay to the lender of the security. The 3X Bear Fund’s investment performance may also suffer if the 3X Bear Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the 3X Bear Fund to deliver the securities the 3X Bear Fund borrowed at the commencement of the short sale and the 3X Bear Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, a 3X Bear Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the 3X Bear Fund’s open short positions. As the holder of a short position, a 3X Bear Fund also is responsible for paying the dividends and interest accruing on the short position, which is an expense to the 3X Bear Fund that could cause the 3X Bear Fund to lose money on the short sale and may adversely affect its performance.

Silver-Related Companies Risk

Silver-related companies may be adversely affected by a decrease in the worldwide demand and price of silver, which may result from a decreased level of industrial activity utilizing silver and other factors. Additionally, availability of alternatives to silver, such as synthetic substitues, disruptions in the supply chain, rising production costs, including storage, labor and energy, rising regulatory compliance costs, increased environment regulations and changes in industrial, government and global consumer demand may adversely affect companies engaged in silver-related business.

Small and/or Mid Capitalization Company Risk

Certain Funds may invest in the securities of small and/or mid capitalization companies and securities which provide exposure to small and/or mid capitalization companies. Such investment involves greater risks and the possibility of greater price volatility than investing in more established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Tax and Distribution Risk

The Funds have extremely high portfolio turnover which causes the Funds to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Funds rarely generate long-term capital gain or loss. Each

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Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Funds’ high portfolio turnover, the Funds could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because each Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of a Fund’s net assets if a Fund distributes this income after a decline in its net assets. In addition, a Fund may be held by short-term investors and these investors may exit a Fund prior to the record date of a distribution. As a result, shareholders in the Funds on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Funds’ status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Funds’ treatment of certain transactions involving derivatives, the Funds’ ability to engage in these transactions may be limited.

Technology Securities Risk

Certain Funds may focus their investments in securities issued by, and/or have exposure to, companies that serve the electronics and computer industries or that manufacture products based on the latest applied science. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices. Further, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings.

Tracking Error Risk

Several factors may affect a Fund’s ability to achieve its daily target. A Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by a Fund. A failure to achieve a daily target may cause a Fund to provide returns for a longer period that are worse than expected. In addition, a Fund that meets its daily target for a period of time may not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period.

Transportation Sector Risk

Certain Funds invest in, and/or gain exposure to, the securities of companies in the transportation sector. The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, technology developments, exchange rates, insurance costs, industry competition and government regulation.

U.S. Government Securities Risk

Certain Funds are subject to the risks of investing in U.S government securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Utilities Sector Risk

The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital

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construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes.

Valuation Time Risk

Each Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of a Fund that tracks a foreign market index can vary from the performance of that index.

Value Investing Risk

For certain Funds, investments in value securities and securities that provide exposure to value securities are subject to risks, including the risk that a security’s intrinsic value may never be realized by the market, the security will not appreciate as much as anticipated or its market price will decline.

Wind Energy Risk

Certain Funds may focus their assets in the wind energy industry. Wind energy companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. This can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. Wind energy companies could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. In addition, the Funds may include companies affected by industry consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. They may also be significantly affected by overall capital spending levels, economic cycles, delays in modernization, labor relations, government regulations and e-commerce initiatives.

Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of a Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by a Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. A Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with a Fund. There is no guarantee that an active secondary market will develop for Shares of the Funds.

A Precautionary Note to Retail Investors. The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of the Trust. Your ownership of Shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the Shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

DIREXION SHARES ETF TRUST PROSPECTUS	823

A Precautionary Note to Purchasers of Creation Units. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (“Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies. For purposes of the Investment Company Act of 1940, as amended (“1940 Act”) each Fund is a registered investment company, and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof.

The Trust and the Funds have obtained an exemptive order from the U.S. Securities and Exchange Commission (the “SEC”) allowing a registered investment company to invest in a Fund beyond the limits of Section 12(d)(1) subject to certain conditions, including that a registered investment company enters into a Participation Agreement with the Trust regarding the terms of the investment. Any investment company considering purchasing Shares of a Fund in amounts that would cause it to exceed the restrictions under Section 12(d)(1) should contact the Trust.

A Precautionary Note Regarding Unusual Circumstances. The Trust can postpone payment of redemption proceeds for any period during which (1) the Exchange is closed other than customary weekend and holiday closings, (2) trading on the Exchange is restricted, as determined by the SEC, (3) any emergency circumstances exist, as determined by the SEC, or (4) the SEC by order permits for the protection of shareholders of a Fund.

UNDERLYING INDEX LICENSORS

Bank of New York Indices. “BNY,” “BNY BRIC Select ADR Index,” and “BNY China Select ADR Index” (collectively, the “BNY Indices”) are service marks of The Bank of New York and have been licensed for use for certain purposes by the Trust. Products based on the BNY Indices named above are not sponsored, endorsed, sold, recommended or promoted by The Bank of New York or any of its subsidiaries or affiliates, and none of The Bank of New York or any of its subsidiaries or affiliates makes any representation or warranty, express or implied, to the purchasers or owners of the products or any member of the public regarding the advisability of investing in financial products generally or in these products particularly, the ability of a BNY Index to track market performance or the suitability or appropriateness of the products for such purchasers, owners or such member of the public. The relationship between The Bank of New York, on one hand, and the Trust, on the other, is limited to the licensing of certain trademarks and trade names of The Bank of New York and the BNY Indices, which indexes are determined, composed and calculated by The Bank of New York without regard to the Trust or its products. Neither The Bank of New York nor any of its subsidiaries or affiliates has any obligation to take the needs of the Trust or the purchasers or owners of its products into consideration in determining, composing or calculating the BNY Indices named above. Neither The Bank of New York nor any of its subsidiaries or affiliates is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of the products to be issued or in the determination or calculation of the equation by which the products are to be converted into cash. Neither The Bank of New York nor any of its subsidiaries or affiliates has any obligation or liability in connection with the administration, marketing or trading of the products.

NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES GUARANTEES THE ACCURACY OR COMPLETENESS OF THE BNY INDICES OR ANY DATA INCLUDED THEREIN, AND NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, PURCHASERS OR OWNERS OF ITS PRODUCTS OR ANY

824	DIREXION SHARES ETF TRUST PROSPECTUS

OTHER PERSON OR ENTITY FROM THE USE OF THE BNY INDICES OR ANY DATA INCLUDED THEREIN. NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BNY INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE BANK OF NEW YORK OR ANY OF ITS SUBSIDIARIES OR AFFILIATES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING, WITHOUT LIMITATION, LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Barclays Indices. The Direxion Shares ETF Trust’s Direxion Daily High Yield Bond Bull 3X Shares, Direxion Daily High Yield Bear 3X Shares and the Direxion Daily Total Bond Market Bull 3X Shares, collectively “the Funds,” are not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Barclays Capital Index to track general bond market performance. Barclays Capital’s only relationship to Direxion and the Funds is the licensing of the Barclays Capital Index which is determined, composed and calculated by Barclays Capital without regard to Direxion or the Funds. Barclays Capital has no obligation to take the needs of Direxion, the Funds or the owners of the Funds into consideration in determining, composing or calculating the Barclays Capital Index. Barclays Capital is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Barclays Capital has no obligation or liability in connection with the administration, marketing or trading of the Funds.

BARCLAYS CAPITAL SHALL HAVE NO LIABILITY TO LICENSEE OR TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS CAPITAL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS CAPITAL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS CAPITAL SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES, RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

DAX Indices. This financial instrument is neither sponsored nor promoted, distributed or in any other manner supported by Deutsche Bourse AG (the “Licensor”). The Licensor does not give any explicit or implicit warranty or representation, neither regarding the results deriving from the use of the Index and/or the Index Trademark nor regarding the Index value at a certain point in time or on a certain date nor in any other respect. The Index is calculated and published by the Licensor. Nevertheless, as far as admissible under statutory law the Licensor will not be liable vis-à-vis third parties for potential errors in the Index. Moreover, there is no obligation for the Licensor vis-à-vis third parties, including investors, to point out potential errors in the Index.

Neither the publication of the Index by the Licensor nor the granting of a license regarding the Index as well as the Index Trademark for the utilization in connection with the financial instrument or other securities or financial products, which derived from the Index, represents a recommendation by the Licensor for a capital investment or contains in any manner a warranty or opinion by the Licensor with respect to the attractiveness on an investment in this product.

In its capacity as sole owner of all rights to the Index and the Index Trademark the Licensor has solely licensed to the issuer of the financial instrument the utilization of the Index and the Index Trademark as well as any reference to the Index and the Index Trademark in connection with the financial instrument.

Dow Jones Index. The Dow Jones Brookfield Global Infrastructure Index, Dow Jones U.S. Select Regional Banks IndexSM (collectively, the “Dow Jones Indices”) are products of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”), and have been licensed for use. “Dow Jones®” and the Dow Jones Indices are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been sublicensed for use for certain purposes by Direxion Shares ETF Trust. Direxion Shares ETF Trust’s Direxion Daily Global Infrastructure Bull 3X Shares, Direxion Daily Global Infrastructure Bear 3X Shares, Direxion Daily Regional Banks Bull 3X Shares and Direxion Daily Regional Banks Bear 3X Shares, based on the Dow Jones Indices, are not sponsored, endorsed, sold or promoted by CME Indexes, Dow Jones or their respective affiliates, and CME Indexes, Dow Jones and their respective affiliates make no representation regarding the advisability of trading in such products.

ISE Index. International Securities Exchange, LLC (“Licensor”), ISE Earth Wind & Fire (EWF) Index and ISE

DIREXION SHARES ETF TRUST PROSPECTUS	825

Global Wind Energy Index (“Indices”) are trademarks of Licensor and have been licensed for use for certain purposes by the Direxion Shares ETF Trust. The Direxion Daily Clean Energy Bull 3X Shares, Direxion Daily Clean Energy Bear 3X Shares, Direxion Daily Wind Energy Bull 3X Shares and Direxion Daily Wind Energy Bear 3X Shares are not sponsored, endorsed, sold or promoted by Licensor, and Licensor makes no representation regarding the advisability of trading in such products.

Market Vectors Indices. 4asset-management GmbH does not guarantee the accuracy and/or the completeness of the Market VectorsTM Indonesia Index or the Market VectorsTM Junior Gold Miners Index (“Market Vector Indices”) or any data included therein and neither shall have any liability for any errors, omissions, or interruptions therein. 4asset-management does not make any warranty, express or implied, as to the result to be obtained by owners of the product, or any other person or entity from the use of the index or any data included therein. 4asset-management does make any express or implied warranties, and each expressly disclaims all warranties, or merchantability of fitness for a particular use with respect to the index or any data included therein. Without limiting any of the foregoing, in no event shall 4asset-management have any liability for any lost profits or indirect, punitive, special or consequential damages, even if notified of the possibility thereof.

The “Market VectorsTM” trademark has been licensed by Van Eck Associates Corporation (“Van Eck”) to 4asset-management GmbH solely for use in connection with the Market VectorsTM Indonesia Index and the Market VectorsTM Junior Gold Miners Index. Van Eck makes no representation or warranty, express or implied, nor accepts any responsibility, regarding the accuracy or completeness of this website or the indexes. Van Eck and its affiliates shall not have any Liability for any errors, or interruptions, and no makes no warranty express or implied, with respect to the indexes. Without limiting any of the foregoing, in no event shall Van Eck or any of its affiliates have any liability for lost profits or indirect, punitive, special or consequential damages or losses, even if notified of the possibility thereof.

Markit iBoxx Indices. The Markit iBoxx TIPS Index (the “Index”) referenced herein is the property of Markit Indices Limited (“Index Sponsor”) and has been licensed for use in connection with the Direxion Shares ETF Trust and the Direxion Daily TIPs Bull 3X Shares and Direxion Daily TIPs Bear 3X Shares. Each party acknowledges and agrees that the Direxion Daily TIPs Bull 3X Shares and Direxion Daily TIPs Bear 3X Shares is not sponsored, endorsed or promoted by the Index Sponsor. The Index Sponsor make no representation whatsoever, whether express or implied, and hereby expressly disclaim all warranties (including, without limitation, those of merchantability or fitness for a particular purpose or use), with respect to the Index or any data included therein or relating thereto, and in particular disclaim any warranty either as to the quality, accuracy and/or completeness of the Index or any data included therein, the results obtained from the use of the Index and/or the composition of the Index at any particular time on any particular date or otherwise and/or the creditworthiness of any entity, or the likelihood of the occurrence of a credit event or similar event (however defined) with respect to an obligation, in the Index at any particular time on any particular date or otherwise. The Index Sponsor shall not be liable (whether in negligence or otherwise) to the parties or any other person for any error in the Index, and the Index Sponsor is under no obligation to advise the parties or any person of any error therein.

The Index Sponsor makes no representation whatsoever, whether express or implied, as to the advisability of purchasing or selling the Direxion Daily TIPs Bull 3X Shares and Direxion Daily TIPs Bear 3X Shares, the ability of the Index to track relevant markets’ performances, or otherwise relating to the Index or any transaction or product with respect thereto, or of assuming any risks in connection therewith. The Index Sponsor has no obligation to take the needs of any party into consideration in determining, composing or calculating the Index. No party purchasing or selling the Direxion Daily TIPs Bull 3X Shares and Direxion Daily TIPs Bear 3X Shares, nor the Index Sponsor, shall have any liability to any party for any act or failure to act by the Index Sponsor in connection with the determination, adjustment, calculation or maintenance of the Index. The Index Sponsor and its affiliates may deal in any obligations that compose the Index, and may, where permitted, accept deposits from, make loans or otherwise extend credit to, and generally engage in any kind of commercial or investment banking or other business with the issuers of such obligations or their affiliates, and may act with respect to such business as if the Index did not exist, regardless of whether such action might adversely affect the Index or the Direxion Daily TIPs Bull 3X Shares and Direxion Daily TIPs Bear 3X Shares.

Morgan Stanley Index. The Morgan Stanley indexes are the exclusive property of Morgan Stanley & Co. Incorporated (“Morgan Stanley”). Morgan Stanley and the Morgan Stanley index names are service mark(s) of Morgan Stanley or its affiliates and have been licensed for use for certain purposes by Direxion Shares ETF Trust. The financial securities referred to herein are not sponsored, endorsed, or promoted by Morgan Stanley, and Morgan Stanley bears no liability with respect to any such financial securities. This prospectus contains a more detailed description of the limited relationship Morgan Stanley has with Direxion Shares ETF Trust and any related financial securities. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any Morgan Stanley trade name, trademark or service mark to sponsor, endorse,

826	DIREXION SHARES ETF TRUST PROSPECTUS

market or promote this product without first contacting Morgan Stanley to determine whether Morgan Stanley’s permission is required. Under no circumstances may any person or entity claim any affiliation with Morgan Stanley without the prior written permission of Morgan Stanley.

MSCI Indices. The benchmarks for the Brazil, Canada, Developed Market, Emerging Market, Malaysia, Real Estate, South Korea, Taiwan, Thailand and Turkey Funds are the MSCI Brazil Index, MSCI Canada Index, MSCI EAFE Index, MSCI Emerging Markets Index, MSCI Malaysia Index, MSCI US REIT Index, MSCI Korea Index, MSCI Taiwan Index MSCI Thailand Index and MSCI Turkey Investable Market Index, respectively. The Funds are not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI Index (collectively, the “MSCI Parties”). The MSCI Indexes are the exclusive property of MSCI. MSCI and the MSCI Index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by the Trust. None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or shareholders of these Funds or any other person or entity regarding the advisability of investing in Funds generally or in these Funds particularly or the ability of any MSCI Index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI Indexes which are determined, composed and calculated by MSCI without regard to the Funds or the issuer or shareholders of the Funds or any other person or entity into consideration in determining, composing or calculating the MSCI Indexes. None of the MSCI Parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of these Funds to be issued or in the determination or calculation of the equation by or the consideration into which these Funds are redeemable. Further, none of the MSCI Parties has any obligation or liability to the issuer or owners of these Funds or any other person or entity in connection with the administration, marketing or offering of these Funds.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI Indexes from sources that MSCI considers reliable, none of the MSCI Parties warrants or guarantees the originality, accuracy and/or the completeness of any MSCI Index or any data included therein. None of the MSCI Parties makes any warranty, express or implied, as to results to be obtained by the issuer of the Funds, shareholders of the Funds, or any other person or entity, from the use of any MSCI Index or any data included therein. None of the MSCI Parties shall have any liability for any errors, omissions or interruptions of or in connection with any MSCI Index or any data included therein. Further, none of the MSCI Index or any data included therein. Further, none of the MSCI Parties makes any express or implied warranties of any kind, and the MSCI Parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each MSCI Index and any data included therein. Without limiting any of the foregoing, in no event shall any of the MSCI Parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

NYSE Indexes. Neither the Trust nor the Funds are sponsored, endorsed, sold or promoted by NYSE EURONEXT or its affiliates (“NYSE EURONEXT”). NYSE EURONEXT makes no representation or warranty regarding the advisability of investing in securities generally, in the Funds particularly, or the ability of the NYSE Arca Gold Miners IndexSM, NYSE 7-10 Year Treasury Bond IndexSM and NYSE 20 Year Plus Treasury Bond IndexSM (“NYSE Indexes”) to track general stock market performance.

NYSE EURONEXT MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE INDEXES OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL NYSE EURONEXT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

PHLX Semiconductor Sector Index. The Semiconductor Funds are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Semiconductor Funds. The Corporations make no representation or warranty, express or implied to the owners of the Semiconductor Funds or any member of the public regarding the advisability of investing in securities generally or in the Semiconductor Funds particularly, or the ability of the PHLX Semiconductor SectorSM Index to track general stock market performance. The Corporations’ only relationship to Rafferty Asset Management, LLC (“Licensee”) is in the licensing of the Nasdaq®, OMX®, NASDAQ OMX®, PHLX®, and PHLX Semiconductor SectorSM Index registered trademarks, service marks and certain trade names of the Corporations and the use of the PHLX Semiconductor

DIREXION SHARES ETF TRUST PROSPECTUS	827

SectorSM Index which is determined, composed and calculated by NASDAQ OMX without regard to Licensee or the Semiconductor Funds. NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of the Semiconductor Funds into consideration in determining, composing or calculating the PHLX Semiconductor SectorSM Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Semiconductor Funds to be issued or in the determination or calculation of the equation by which the Semiconductor Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Semiconductor Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE PHLX SEMICONDCUTOR SECTOR INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE SEMICONDUCTOR FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE PHLX SEMICONDUCTOR SECTOR INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE PHLX SEMICONDUCTOR SECTOR INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Russell Indices. The Russell 1000® Index, Russell 1000® Growth Index, Russell 1000® Value Index, Russell 2000® Index, Russell 3000® Index, Russell 1000® Retail Index, Russell 1000® Energy Index, Russell 1000® Financial Services Index, Russell 1000® Index, Russell Midcap® Index, Russell 2000® Index, Russell 1000® Technology Index and Russell 3000® Index (collectively, the Russell Indices”) are trademarks of Frank Russell Company (“Russell”) and have been licensed for use by the Trust. None of the Funds in the Trust are sponsored, endorsed, sold or promoted by Russell. Russell makes no representation or warranty, express or implied, to the owners of the Trust or any member of the public regarding the advisability of investing in securities generally or in the Trust particularly or the ability of the Russell Indices to track general stock market performance or a segment of the same. Russell’s publication of the Russell Indices in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell Indices are based. Russell’s only relationship to the Trust is the licensing of certain trademarks and trade names of Russell and of the Russell Indices which is determined, composed and calculated by Russell without regard to the Trust or any of its Funds. Russell is not responsible for and has not reviewed the Trust or any of its Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indices. Russell has no obligation or liability in connection with the administration, marketing or trading of the Funds.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OF IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Standard and Poor’s Index. The S&P 500® Index, S&P Latin American 40 Index, S&P U.S. Corporate Bond Index, S&P National AMT-Free Municipal Bond Index, Consumer Discretionary Select Sector Index, Consumer Staples Select Sector Index, Health Care Select Sector Index, Industrial Select Sector Index, Materials Select Sector Index and Utilities Select Sector Index (collectively, the “S&P Indices”) are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Trust. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors. Neither S&P nor its third party licensors makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P Indices to track general stock market performance. S&P’s only relationship to the Funds is the licensing of certain trademarks and trade names of S&P and the third party licensors and of the S&P Indices which are determined, composed and calculated by S&P or its third party licensors without regard to the Funds. S&P has no obligation to take the needs of the Funds or the owners of the Funds into consideration in determining, composing or calculating the S&P Indices. S&P is not responsible for and

828	DIREXION SHARES ETF TRUST PROSPECTUS

has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination the net asset value of the Funds. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE S&P INDICES OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE S&P INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Structured Solutions Index. The Direxion Daily Silver Miners Bull 3X Shares and the Direxion Daily Silver Miners Bear 3X Shares (the “financial instruments”) are not sponsored, promoted, sold or supported in any other manner by Structured Solutions AG nor does Structured Solutions AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive Global Silver Miners Index (the “Index”) and/or Index trade mark or the Index Price at any time or in any other respect. The Index is calculated and published by Structured Solutions AG. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards the Issuer, Structured Solutions AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the financial instruments. Neither publication of the Index by Structured Solutions AG nor the licensing of the Index or Index trade mark for the purpose of use in connection with the financial instruments constitutes a recommendation by Structured Solutions AG to invest capital in said financial instruments nor does it in any way represent an assurance or opinion of Structured Solutions AG with regard to any investment in these financial instruments.

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems Shares only in large blocks of Shares called “Creation Units.”

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund that are listed for trading on the secondary market on the Exchange can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 50,000 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “oddlots” at no per-share price differential.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

The Funds’ Exchange trading symbols are as follows:

Fund	Symbol
Direxion Daily Agribusiness Bull 3X Shares	COWL
Direxion Daily Agribusiness Bear 3X Shares	COWS
Direxion Daily Basic Materials Bull 3X Shares	MATL
Direxion Daily Basic Materials Bear 3X Shares	MATS
Direxion Daily Brazil Bull 3X Shares
Direxion Daily Brazil Bear 3X Shares
Direxion Daily BRIC Bull 3X Shares	BRIL
Direxion Daily BRIC Bear 3X Shares	BRIS
Direxion Daily Canada Bull 3X Shares	CANU
Direxion Daily Canada Bear 3X Shares	CAND
Direxion Daily China Bull 3X Shares	YINN
Direxion Daily China Bear 3X Shares	YANG
Direxion Daily Clean Energy Bull 3X Shares
Direxion Daily Clean Energy Bear 3X Shares
Direxion Daily Commodity Related Bull 3X Shares
Direxion Daily Commodity Related Bear 3X Shares
Direxion Daily Consumer Discretionary Bull 3X Shares	CDYL
Direxion Daily Consumer Discretionary Bear 3X Shares	CDYS
Direxion Daily Consumer Staples Bull 3X Shares	CSSL
Direxion Daily Consumer Staples Bear 3X Shares	CSSS
Direxion Daily Corporate Bond Bull 3X Shares
Direxion Daily Corporate Bond Bear 3X Shares
Direxion Daily Developed Markets Bull 3X Shares	DZK

DIREXION SHARES ETF TRUST PROSPECTUS	829

Fund	Symbol
Direxion Daily Developed Markets Bear 3X Shares	DPK
Direxion Daily Emerging Markets Bull 3X Shares	EDC
Direxion Daily Emerging Markets Bear 3X Shares	EDZ
Direxion Daily Energy Bull 3X Shares	ERX
Direxion Daily Energy Bear 3X Shares	ERY
Direxion Daily Financial Bull 3X Shares	FAS
Direxion Daily Financial Bear 3X Shares	FAZ
Direxion Daily Global Infrastructure Bull 3X Shares
Direxion Daily Global Infrastructure Bear 3X Shares
Direxion Daily Gold Miners Bull 3X Shares	NUGT
Direxion Daily Gold Miners Bear 3X Shares	DUST
Direxion Daily Healthcare Bull 3X Shares	CURE
Direxion Daily Healthcare Bear 3X Shares	SICK
Direxion Daily High Yield Bull 3X Shares
Direxion Daily High Yield Bear 3X Shares
Direxion Daily India Bull 3X Shares	INDL
Direxion Daily India Bear 3X Shares	INDZ
Direxion Daily Indonesia Bull 3X Shares
Direxion Daily Indonesia Bear 3X Shares
Direxion Daily Industrial Bull 3X Shares
Direxion Daily Industrial Bear 3X Shares
Direxion Daily Junior Gold Miners Index Bull 3X Shares
Direxion Daily Junior Gold Miners Index Bear 3X Shares
Direxion Daily Large Cap Bull 3X Shares	BGU
Direxion Daily Large Cap Bear 3X Shares	BGZ
Direxion Daily Large Cap Growth Bull 3X Shares
Direxion Daily Large Cap Growth Bear 3X Shares
Direxion Daily Large Cap Value Bull 3X Shares
Direxion Daily Large Cap Value Bear 3X Shares
Direxion Daily Latin America Bull 3X Shares	LBJ
Direxion Daily Latin America Bear 3X Shares	LHB
Direxion Daily Malaysia Bull 3X Shares
Direxion Daily Malaysia Bear 3X Shares
Direxion Daily Mid Cap Bull 3X Shares	MWJ
Direxion Daily Mid Cap Bear 3X Shares	MWN
Direxion Daily Municipal Bond Taxable Bull 3X Shares
Direxion Daily Natural Gas Related Bull 3X Shares	GASL
Direxion Daily Natural Gas Related Bear 3X Shares	GASX
Direxion Daily Real Estate Bull 3X Shares	DRN
Direxion Daily Real Estate Bear 3X Shares	DRV
Direxion Daily Regional Banks Bull 3X Shares
Direxion Daily Regional Banks Bear 3X Shares
Direxion Daily Retail Bull 3X Shares	RETL
Direxion Daily Retail Bear 3X Shares	RETS
Direxion Daily Russia Bull 3X Shares	RUSL
Direxion Daily Russia Bear 3X Shares	RUSS
Direxion Daily S&P 500® Bull 3X Shares	SFVL
Direxion Daily S&P 500® Bear 3X Shares	SFVS
Direxion Daily Semiconductor Bull 3X Shares	SOXL
Direxion Daily Semiconductor Bear 3X Shares	SOXS
Direxion Daily Silver Bull 3X Shares
Direxion Daily Silver Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	TNA
Direxion Daily Small Cap Bear 3X Shares	TZA
Direxion Daily South Korea Bull 3X Shares
Direxion Daily South Korea Bear 3X Shares
Direxion Daily Taiwan Bull 3X Shares
Direxion Daily Taiwan Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	TYH
Direxion Daily Technology Bear 3X Shares	TYP
Direxion Daily Thailand Bull 3X Shares
Direxion Daily Thailand Bear 3X Shares
Direxion Daily TIPs Bull 3X Shares
Direxion Daily TIPs Bear 3X Shares
Direxion Daily Total Bond Market Bull 3X Shares
Direxion Daily Total Market Bull 3X Shares
Direxion Daily Total Market Bear 3X Shares
Direxion Daily Turkey Bull 3X Shares
Direxion Daily Turkey Bear 3X Shares
Direxion Daily Utilities Bull 3X Shares	UTLL
Direxion Daily Utilities Bear 3X Shares	UTLS
Direxion Daily Wind Energy Bull 3X Shares
Direxion Daily Wind Energy Bear 3X Shares
Direxion Daily 7-10 Year Treasury Bull 3X Shares	TYD
Direxion Daily 7-10 Year Treasury Bear 3X Shares	TYO
Direxion Daily 20+ Year Treasury Bull 3X Shares	TMF
Direxion Daily 20+ Year Treasury Bear 3X Shares	TMV

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units, as discussed in the “Creations, Redemptions and Transaction Fees” section below. A Creation Unit consists of 50,000 Shares.

For information about acquiring Shares through a secondary market purchase, please contact your broker. If you wish to sell Shares of a Fund on the secondary market, you must do so through your broker.

Book Entry. Shares are held in book-entry form, which means that no stock certificates are issued. The DTC or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of the DTC or its participants. DTC serves as the securities depository for all Shares. Participants in the DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” through your brokerage account.

830	DIREXION SHARES ETF TRUST PROSPECTUS

ABOUT YOUR INVESTMENT

Share Price of the Funds

A Fund’s share price is known as its NAV. Each Fund (other than the Fixed Income Funds) calculates its NAV as of the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time, each day the NYSE is open for business (“Business Day.”) The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The NYSE may close early on the Business Day before each of these holidays and on the day after Thanksgiving Day. NYSE holiday schedules are subject to change without notice.

The Fixed Income Funds also calculate their NAVs as of the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time each Business Day. However, on days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, the Fixed Income Funds do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculates its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern Time, rather than the close of regular trading on the NYSE.

If the exchange or market on which a Fund’s investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated. The value of a Fund’s assets that trade in markets outside the United States or in currencies other than the U.S. dollar may fluctuate when foreign markets are open but the Funds are not open for business.

Share price is calculated by dividing a Fund’s net assets by its shares outstanding. In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by the Fund, is determined to be unreliable, or (to the Adviser’s knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at fair value estimates by the Adviser under guidelines established by the Board of Trustees. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as provided by an independent pricing service or reporting agency. The Funds also rely on a pricing service in circumstances where the U.S. securities markets exceed a pre-determined threshold to value foreign securities held in the Fund’s portfolio. The pricing service, its methodology or the threshold may change from time to time. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair Value Pricing. Securities are priced at a fair value as determined by the Adviser, under the oversight of the Board of Trustees, when reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, the Adviser believes that the market price is stale, or an event that affects the value of an instrument (a “Significant Event”) has occurred since closing prices were established, but before the time as of which the Funds calculate their NAVs. Examples of Significant Events may include: (1) events that relate to a single issuer or to an entire market sector; (2) significant fluctuations in domestic or foreign markets; or (3) occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions. If such Significant Events occur, the Funds may value the instruments at fair value, taking into account such events when it calculates each Fund’s NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. In addition, the Funds may also fair value an instrument if trading in a particular instrument is halted and does not resume prior to the closing of the exchange or other market.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, Rafferty compares the market quotation to the fair value price to evaluate the effectiveness of the Funds’ fair valuation procedures and will use that market value in the next calculation of NAV.

DIREXION SHARES ETF TRUST PROSPECTUS	831

Rule 12b-1 Fees

The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No 12b-1 fees are currently paid by any Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

SHORT-TERM TRADING

Rafferty expects a significant portion of the Funds’ assets to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading of Fund Shares could increase the rate of creations and redemptions of Fund Shares and the Funds’ portfolio turnover, which could involve correspondingly adverse tax consequences to a Fund’s shareholders. Although the Funds reserve the right to reject any purchase orders or suspend the offering of Shares, the Funds do not currently impose any trading restrictions on frequent trading nor actively monitor for trading abuses.

CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Creation Units. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. These investors are known as “Authorized Participants.” Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units.

Purchase of 3X Bull Funds. To purchase Creation Units directly from a 3X Bull Fund, you must deposit with the Fund a basket of securities and/or cash. Each Business Day, prior to the opening of trading on the Exchange, an agent of the Fund (“Index Receipt Agent”) will make available through the NSCC a list of the names and number of shares of each security, if any, to be included in that day’s creation basket (“Deposit Securities”). The identity and number of shares of the Deposit Securities required for a Creation Unit will change from time to time. Each Fund reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Balancing Amount (defined below) to replace any Deposit Security that may not be available in sufficient quantity for delivery, eligible for transfer through the clearing process (discussed below) or the Federal Reserve System or eligible for trading by an Authorized Participant or the investor for which it is acting. For such custom orders, “cash in lieu” may be added to the Balancing Amount (defined below). The Balancing Amount and any “cash in lieu” must be paid to the Trust on or before the third Business Day following the Transmittal Date. You must also pay a Transaction Fee, described below, in cash.

In addition to the in-kind deposit of securities, Authorized Participants will either pay to, or receive from, a 3X Bull Fund an amount of cash referred to as the “Balancing Amount.” The Balancing Amount is the amount equal to the differential, if any, between the market value of the Deposit Securities and the NAV of a Creation Unit. The Fund will publish, on a daily basis, information about the previous day’s Balancing Amount. The Balancing Amount may, at times, represent a significant portion of the aggregate purchase price (or, in the case of redemptions, the redemption proceeds). This is because the mark-to-market value of the financial instruments held by the Funds will be included in the Balancing Amount (not in the Deposit Basket or Redemption Basket). The Balancing Amount for the 3X Bull Funds may fluctuate significantly due to the leveraged nature of the 3X Bull Funds.

All purchase orders for Creation Units must be placed by or through an Authorized Participant. Purchase orders will be processed either through a manual clearing process run at the DTC (“Manual Clearing Process”) or through an enhanced clearing process (“Enhanced Clearing Process”) that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”). Authorized Participants that do not use the Enhanced Clearing Process will be charged a higher Transaction Fee (discussed below). A purchase order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent’s automated system, telephone, facsimile or other means permitted under the Participant Agreement, in order to

832	DIREXION SHARES ETF TRUST PROSPECTUS

receive that day’s NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash in an amount up to 115% of the market value of the missing Deposit Securities. Any such transaction effected with the Trust must be effected using the Manual Clearing Process consistent with the terms of the Authorized Participant Agreement.

Purchase of 3X Bear Funds. The 3X Bear Funds only accept cash to purchase Creation Units. The purchaser must transfer cash in an amount equal to the value of the Creation Unit(s) purchased and the applicable Transaction Fee. All purchase orders will be processed through the Manual Clearing Process. The Trust will deliver Shares of the 3X Bear Funds upon payment of cash to the Trust on or before the third Business Day following the Transmittal Date consistent with the terms of the Authorized Participant Agreement.

Redemption from a 3X Bull Fund. Redemption proceeds will be paid either in cash or in-kind with a basket of securities (“Redemption Securities”). In most cases, Redemption Securities will be the same as Deposit Securities on a given day. There will be times, however, when the Deposit and Redemption Securities differ. The composition of the Redemption Securities will be available through the NSCC. Each Fund reserves the right to honor a redemption request with a non-conforming redemption basket.

If the value of a Creation Unit is higher than the value of the Redemption Securities, you will receive from the Fund a Balancing Amount in cash. If the value of a Creation Unit is lower than the value of the Redemption Securities, you will be required to pay to the Fund a Balancing Amount in cash. If you are receiving a Balancing Amount, the amount due will be reduced by the amount of the applicable Transaction Fee.

As with purchases, redemptions may be processed either through the Manual Clearing Process or the Enhanced Clearing Process. A redemption order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent’s automated system, telephone, facsimile or other means permitted under the Participant Agreement, in order to receive that day’s NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

An investor may request a redemption in cash, which a 3X Bull Fund may in its sole discretion permit. Investors that elect to receive cash in lieu of one or more of the Redemption Securities are subject to an additional charge. Redemptions of Creation Units for cash (when available) and/or outside of the Enhanced Clearing Process also require the payment of an additional charge.

Redemption from 3X Bear Fund. Redemption proceeds will be paid in cash. As with purchases, redemptions may be processed either through the Manual Clearing Process or the Enhanced Clearing Process. A redemption order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent’s automated system, telephone, facsimile or other means permitted under the Participant Agreement in order to receive that day’s NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

Transaction Fees on Creation and Redemption Transactions. Each Fund will impose Transaction Fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total Transaction Fee on transactions in Creation Units. A fixed Transaction Fee is applicable to each creation and redemption transaction, regardless of the number of Creation Units transacted. A variable Transaction Fee based upon the value of each Creation Unit also is applicable to each redemption transaction. Purchasers and redeemers of Creation Units of the Funds effected through the Manual Clearing Process are required to pay an additional charge to compensate for brokerage and other expenses. In addition, purchasers of Creation Units are responsible for payment of the costs of transferring the Deposit Securities to the Trust. However, in no instance will the fees charged exceed 2% of the value of the Creation Units subject to the transaction. Redeemers of Creation Units are responsible for the costs of transferring securities from the Trust. Investors who use the services of a broker or other such intermediary may pay additional fees for such services. In addition, Rafferty may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services.

DIREXION SHARES ETF TRUST PROSPECTUS	833

The table on the next page summarizes the components of the Transaction Fees.

	Fixed Transaction Fee			Maximum Additional Charge for Purchases and Redemptions*
		In-Kind	Cash
Direxion Shares ETF Trust	NSCC	Outside NSCC	Outside NSCC
Direxion Daily Agribusiness Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Agribusiness Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Basic Materials Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Basic Materials Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Brazil Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Brazil Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily BRIC Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily BRIC Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Canada Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Canada Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily China Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily China Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Clean Energy Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Clean Energy Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Commodity Related Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Commodity Related Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Consumer Discretionary Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Consumer Discretionary Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Consumer Staples Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Consumer Staples Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Corporate Bond Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Corporate Bond Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Developed Markets Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Developed Markets Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Emerging Markets Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Emerging Market Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Energy Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Energy Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Financial Bull 3X Shares	$625	Up to 300% of NSCC Amount	$625	Up to 0.15%
Direxion Daily Financial Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Global Infrastructure Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Global Infrastructure Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Gold Miners Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Gold Miners Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Healthcare Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Healthcare Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily High Yield Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily High Yield Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily India Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily India Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Indonesia Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Indonesia Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Industrial Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Industrial Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Junior Gold Miners Index Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Junior Gold Miners Index Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Large Cap Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Large Cap Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Large Cap Growth Bull 3X Shares	$750	Up to 300% of NSCC Amount	$750	Up to 0.15%
Direxion Daily Large Cap Growth Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Large Cap Value Bull 3X Shares	$750	Up to 300% of NSCC Amount	$750	Up to 0.15%
Direxion Daily Large Cap Value Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Latin America Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Latin America Bear 3X Shares	N/A	N/A	$250	Up to 0.15%

834	DIREXION SHARES ETF TRUST PROSPECTUS

	Fixed Transaction Fee			Maximum Additional Charge for Purchases and Redemptions*
		In-Kind	Cash
Direxion Shares ETF Trust	NSCC	Outside NSCC	Outside NSCC
Direxion Daily Malaysia Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Malaysia Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Mid Cap Bull 3X Shares	$1,250	Up to 300% of NSCC Amount	$1,250	Up to 0.15%
Direxion Daily Mid Cap Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Municipal Bond Taxable Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Natural Gas Related Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Natural Gas Related Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Real Estate Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Real Estate Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Regional Banks Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Regional Banks Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Retail Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Retail Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Russia Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Russia Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily S&P 500® Bull 3X Shares	$1,250	Up to 300% of NSCC Amount	$1,250	Up to 0.15%
Direxion Daily S&P 500® Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Semiconductor Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Semiconductor Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Silver Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Silver Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Small Cap® Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Small Cap® Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily South Korea Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily South Korea Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Taiwan Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Taiwan Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Technology Bull 3X Shares	$500	Up to 300% of NSCC Amount	$500	Up to 0.15%
Direxion Daily Technology Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Thailand Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Thailand Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily TIPS Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily TIPS Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Total Bond Market Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Total Market Bull 3X Shares	$1,750	Up to 300% of NSCC Amount	$1,750	Up to 0.15%
Direxion Daily Total Market Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Turkey Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Turkey Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Utilities Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Utilities Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Wind Energy Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily Wind Energy Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily 7-10 Year Treasury Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily 20+ Year Treasury Bull 3X Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion Daily 20+ Year Treasury Bear 3X Shares	N/A	N/A	$250	Up to 0.15%

*	As a percentage of the amount invested.

MANAGEMENT OF THE FUNDS

Rafferty provides investment management services to the Funds. Rafferty has been managing investment companies since 1997. Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004. As of December 30, 2011, the Adviser had approximately $7.8 billion in assets under management.

DIREXION SHARES ETF TRUST PROSPECTUS	835

Under an investment advisory agreement between the Trust and Rafferty, the Funds pay Rafferty the following fees at an annualized rate based on a percentage of the Funds’ daily net assets.

Advisory Fees Charged
All Funds	0.75%

For the fiscal year ended October 31, 2011, the Adviser received net management fees as a percentage of average daily net assets from each of the Funds as follows:

Fund	Percentage
Direxion Daily Agribusiness Bull 3X Shares	0.00%
Direxion Daily Agribusiness Bear 3X Shares	0.00%
Dierxion Daily Basic Materials Bull 3X Shares	0.00%
Dierxion Daily Basic Materials Bear 3X Shares	0.00%
Direxion Daily BRIC Bull 3X Shares	0.00%
Direxion Daily BRIC Bear 3X Shares	0.00%
Direxion Daily China Bull 3X Shares	0.64%
Direxion Daily China Bear 3X Shares	0.36%
Direxion Daily Developed Markets Bull 3X Shares	0.39%
Direxion Daily Developed Markets Bear 3X Shares	0.00%
Direxion Daily Emerging Markets Bull 3X Shares	0.71%
Direxion Daily Emerging Markets Bear 3X Shares	0.65%
Direxion Daily Energy Bull 3X Shares	0.74%
Direxion Daily Energy Bear 3X Shares	0.62%
Direxion Daily Financial Bull 3X Shares	0.75%
Direxion Daily Financial Bear 3X Shares	0.72%
Direxion Daily Gold Miners Bull 3X Shares	0.57%
Direxion Daily Gold Miners Bear 3X Shares	0.00%
Direxion Daily Healthcare Bull 3X Shares	0.00%
Direxion Daily Healthcare Bear 3X Shares	0.00%
Direxion Daily India Bull 3X Shares	0.53%
Direxion Daily India Bear 3X Shares	0.00%
Direxion Daily Large Cap Bull 3X Shares	0.65%
Direxion Daily Large Cap Bear 3X Shares	0.67%
Direxion Daily Latin America Bull 3X Shares	0.43%
Direxion Daily Latin America Bear 3X Shares	0.00%
Direxion Daily Mid Cap Bull 3X Shares	0.62%
Direxion Daily Mid Cap Bear 3X Shares	0.61%
Direxion Daily Natural Gas Related Bull 3X Shares	0.19%
Fund	Percentage
Direxion Daily Natural Gas Related Bear 3X Shares	0.00%
Direxion Daily Real Estate Bull 3X Shares	0.71%
Direxion Daily Real Estate Bear 3X Shares	0.55%
Direxion Daily Retail Bull 3X Shares	0.00%
Direxion Daily Retail Bear 3X Shares	0.00%
Direxion Daily Russia Bull 3X Shares	0.00%
Direxion Daily Russia Bear 3X Shares	0.00%
Direxion Daily Semiconductor Bull 3X Shares	0.67%
Direxion Daily Semiconductor Bear 3X Shares	0.44%
Direxion Daily Small Cap Bull 3X Shares	0.69%
Direxion Daily Small Cap Bear 3X Shares	0.68%
Direxion Daily Technology Bull 3X Shares	0.72%
Direxion Daily Technology Bear 3X Shares	0.63%
Direxion Daily 7-10 Year Treasury Bull 3X Shares	0.19%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	0.73%
Direxion Daily 20+ Year Treasury Bull 3X Shares	0.56%
Direxion Daily 20+ Year Treasury Bear 3X Shares	0.74%

A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreements for the Funds is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2011.

An investment team of Rafferty employees has the day-to-day responsibility for managing the Funds. The investment team generally decides the target allocation of each Fund’s investments and on a day-to-day basis, an individual portfolio manager executes transactions for the Funds consistent with the target allocation. The portfolio managers rotate among the Funds periodically so that no single portfolio manager is responsible for a specific Fund for extended periods of time. Paul Brigandi, each Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Funds.

Mr. Brigandi has been a Portfolio Manager at Rafferty since June 2004. Mr. Brigandi was previously involved in the equity trading training program for Fleet Boston Financial Corporation from August 2002 to April 2004. Mr. Brigandi is a 2002 graduate of Fordham University.

The Funds’ SAI provides additional information about the investment team members’ compensation, other accounts they manage and their ownership of securities in the Funds.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

836	DIREXION SHARES ETF TRUST PROSPECTUS

OTHER SERVICE PROVIDERS

Foreside Fund Services, LLC (“Distributor”) serves as the Funds’ distributor. Bank of New York Mellon serves as the Funds’ transfer agent, administrator, custodian and index receipt agent. The Distributor is not affiliated with the Adviser, Rafferty or the Funds’ transfer agent.

PAYMENTS BY RAFFERTY

Rafferty may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. These payments may be made from profits received by Rafferty from management fees paid to Rafferty by the Funds. Such activities by Rafferty may provide incentives to financial institutions to purchase or market shares of the Funds. Additionally, these activities may give Rafferty additional access to sales representatives of such financial institutions, which may increase sales of a Fund’s shares.

DISTRIBUTIONS

Fund Distributions. Each Fund pays out dividends from its net investment income, and distributes any net capital gains, to its shareholders at least annually. Each Fund is authorized to declare and pay capital gain distributions in additional Shares thereof or in cash. The Funds have extremely high portfolio turnover, which will cause the Funds to generate significant amounts of taxable income. The Funds will generally need to distribute this income in order to satisfy certain tax requirements. Because of the Funds; high portfolio turnover, the Funds could make larger and/or more frequent distributions than a traditional unleveraged ETF.

Dividend Reinvestment Service. Brokers may make the DTC book-entry dividend reinvestment service (“Reinvestment Service”) available to their customers who are shareholders of a Fund. If the Reinvestment Service is used with respect to a Fund, its distributions of both net income and capital gains will automatically be reinvested in additional and fractional Shares thereof purchased in the secondary market. Without the Reinvestment Service, investors will receive Fund distributions in cash, except as noted above under “Fund Distributions.” To determine whether the Reinvestment Service is available and whether there is a commission or other charge for using the service, consult your broker. Fund shareholders should be aware that brokers may require them to adhere to specific procedures and timetables to use the Reinvestment Service.

TAXES

As with any investment, you should consider the tax consequences of buying, holding, and disposing of Shares. The tax information in this Prospectus is only a general summary of some important federal tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the Funds’ activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Funds and to an investment in Shares.

Fund distributions to you and your sale of your Shares will have tax consequences to you unless you hold your Shares through a tax-exempt entity or tax-deferred retirement arrangement, such as an individual retirement account or 401(k) plan.

Each Fund intends to qualify each year for taxation as a “regulated investment company.” If a Fund so qualifies and satisfies certain distribution requirements, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends or capital gain distributions.

Taxes on Distributions. Dividends from a Fund’s investment company taxable income — generally, the sum of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid — will be taxable to you as ordinary income to the extent of its earnings and profits, whether they are paid in cash or reinvested in

DIREXION SHARES ETF TRUST PROSPECTUS	837

additional Shares. However, dividends a Fund pays to you through 2012 that are attributable to its “qualified dividend income” (i.e., dividends it receives on stock of most domestic and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) generally will be subject to federal income tax at a maximum of 15% if you are an individual, trust, or estate and satisfy those restrictions with respect to your Shares. A portion of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations — the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding real estate investment trusts) and excludes dividends from foreign corporations — subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

Distributions of a Fund’s net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) that it recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2013, will be taxable to you as long-term capital gains, at a maximum rate of 15% if you are an individual, trust, or estate, regardless of your holding period for the Shares on which they are paid and regardless of whether they are paid in cash or reinvested in additional Shares. A Fund’s capital gain distributions may vary considerably from one year to the next as a result of its investment activities and cash flows and the performance of the markets in which it invests.

Distributions in excess of a Fund’s current and accumulated earnings and profits first will reduce your adjusted tax basis in your Shares and, after that basis is reduced to zero, will constitute capital gain. That capital gain will be long-term capital gain, and thus will be taxed at a maximum rate of 15% (if you are an individual, trust, or estate) through 2012, if the distributions are attributable to Shares you held for more than one year.

In general, distributions are subject to federal income tax for the year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

Because of high portfolio turnover, the Funds generate significant amounts of taxable income. Accordingly, the Funds may need to make larger and/or more frequent distributions than traditional unleveraged ETFs. A substantial portion of this income is typically short-term capital gain or loss which will generally be treated as ordinary income when distributed to shareholders.

Fund distributions to tax-deferred or qualified plans, such as an IRA, retirement plan or pension plan, generally will not be taxable. However, distributions from such plans will be taxable to the individual participant notwithstanding the character of the income earned by the qualified plan. Please consult a tax advisor for a more complete explanation of the federal, state, local and foreign tax consequences of investing in a Fund through such a plan.

Taxes When Shares are Sold. Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year, taxable at the maximum 15% rate mentioned above if you are an individual, trust, or estate; otherwise, it will be treated as short-term capital gain. However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of capital gain distributions received with respect to those Shares. In addition, all or a portion of any loss recognized on a sale or exchange of Shares will be disallowed to the extent other Shares of the same Fund are purchased (whether through reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date of the sale or exchange; in that event, the basis in the newly purchased Shares will be adjusted to reflect the disallowed loss.

Holders of Creation Units. A person who purchases Shares of a 3X Bull Fund by exchanging securities for a Creation Unit generally will recognize capital gain or loss equal to the difference between the market value of the Creation Unit and the person’s aggregate basis in the exchanged securities, adjusted for any Balancing Amount paid or received. A shareholder who redeems a Creation Unit generally will recognize gain or loss to the same extent and in the same manner as described above under “Taxes When Shares are Sold.”

Miscellaneous. A Fund must withhold and remit to the U.S. Treasury 28% of dividends and capital gain distributions otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the social security or other taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from a Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

838	DIREXION SHARES ETF TRUST PROSPECTUS

You may also be subject to state and local taxes on Fund distributions and dispositions of Shares.

Non-U.S. Shareholders. “A “non-U.S. shareholder” is an investor that, for federal income tax purposes, is a nonresident alien individual, a foreign corporation or a foreign estate or trust. Except where discussed otherwise, this disclosure assumes that a non-U.S. shareholder’s ownership of Shares in a Fund is not effectively connected with a trade or business conducted by such non-U.S. shareholder in the United States. This disclosure does not address non-U.S. shareholders who are present in the United States for 183 days or more during the taxable year. Such shareholders should consult their tax advisors with respect to the particular tax consequences to them of an investment in a Fund. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders should consult their tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Dividends paid by a Fund to non-U.S. shareholders will be subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income (other than “qualified interest income” or “short-term capital gains,” as described below). In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an Internal Revenue Service (“IRS”) Form W-8BEN (or substitute form) certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation’s earnings and profits attributable to such dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).

In general, federal income tax will not apply to gain realized on the sale or other disposition of shares of a Fund or to any Fund distributions designated as capital gain dividends, short-term capital gain dividends, or interest-related dividends.

The exemption for short-term capital gain dividends and interest-related dividends applies only with respect to a Fund taxable year ending on or before October 31, 2012, unless legislation is enacted extending this exemption to later taxable years. “Short-term capital gain dividends” are dividends that are attributable to short-term capital gain realized by the Fund (generally, the excess of a Fund’s net short-term capital gain over long-term capital loss for such taxable year, computed with certain adjustments). “Interest-related dividends” are dividends that are attributable to certain original discount, interest on obligations in registered form (with certain exceptions), interest on deposits derived from U.S. sources and any interest-related dividend from another regulated investment company, reduced by expenses that are allocable to such income. Depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as short-term capital gain dividends and interest-related dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.

In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as a short-term capital gain dividend or an interest-related dividend. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate. See the discussion of backup withholding under “Miscellaneous” above.

More information about taxes is in the Funds’ SAI.

DIREXION SHARES ETF TRUST PROSPECTUS	839

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Funds listed below for the periods indicated. The information set forth below was audited by Ernst & Young LLP whose report, along with the Funds’ financial statements, is included in the annual and semi-annual shareholder reports, which are available upon request and incorporated by reference into the statement of additional information. Certain information reflects financial results for a single Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).

No financial information is available for the Direxion Daily Large Cap Growth Bull 3X Shares, Direxion Daily Large Cap Growth Bear 3X Shares, Direxion Daily Large Cap Value Bull 3X Shares, Direxion Daily Large Cap Value Bear 3X Shares, Direxion Daily S&P 500® Bull 3X Shares, Direxion Daily S&P 500® Bear 3X Shares, Direxion Daily Total Market Bull 3X Shares, Direxion Daily Total Market Bear 3X Shares, Direxion Daily Corporate Bond Bull 3X Shares, Direxion Daily Corporate Bond Bear 3X Shares, Direxion Daily High Yield Bull 3X Shares, Direxion Daily High Yield Bear 3X Shares, Direxion Daily Municipal Bond Taxable Bull 3X Shares, Direxion Daily TIPs Bull 3X Shares, Direxion Daily TIPs Bear 3X Shares, Direxion Daily Total Bond Market Bull 3X Shares, Direxion Daily Canada Bull 3X Shares, Direxion Daily Canada Bear 3X Shares, Direxion Daily Turkey Bull 3X Shares, Direxion Daily Turkey Bear 3X Shares, Direxion Daily Brazil Bull 3X Shares, Direxion Daily Brazil Bear 3X Shares, Direxion Daily Indonesia Bull 3X Shares, Direxion Daily Indonesia Bear 3X Shares, Direxion Daily Malaysia Bull 3X Shares, Direxion Daily Malaysia Bear 3X Shares, Direxion Daily South Korea Bull 3X Shares, Direxion Daily South Korea Bear 3X Shares, Direxion Daily Taiwan Bull 3X Shares, Direxion Daily Taiwan Bear 3X Shares, Direxion Daily Thailand Bull 3X Shares, Direxion Daily Thailand Bear 3X Shares, Direxion Daily Consumer Discretionary Bull 3X Shares, Direxion Daily Consumer Discretionary Bear 3X Shares, Direxion Daily Consumer Staples Bull 3X Shares, Direxion Daily Consumer Staples Bear 3X Shares, Direxion Daily Utilities Bull 3X Shares, Direxion Daily Utilities Bear 3X Shares, Direxion Daily Commodity Related Bull 3X Shares, Direxion Daily Commodity Related Bear 3X Shares, Direxion Daily Global Infrastructure Bull 3X Shares, Direxion Daily Global Infrastructure Bear 3X Shares, Direxion Daily Regional Banks Bull 3X Shares, Direxion Daily Regional Banks Bear 3X Shares, Direxion Daily Wind Energy Bull 3X Shares, Direxion Daily Wind Energy Bear 3X Shares, Direxion Daily Industrial Bull 3X Shares, Direxion Daily Industrial Bear 3X Shares, Direxion Daily Junior Gold Miners Index Bull 3X Shares, Direxion Daily Junior Gold Miners Index Bear 3X Shares, Direxion Daily Silver Miners Bull 3X Shares, Direxion Daily Silver Miners Bear 3X Shares, Direxion Daily Clean Energy Bull 3X Shares, Direxion Daily Clean Energy Bear 3X Shares, Direxion Daily Corporate Bond Bull 3X Shares, Direxion Daily Corporate Bond Bear 3X Shares, Direxion Daily High Yield Bull 3X Shares, Direxion Daily High Yield Bear 3X Shares, Direxion Daily Municipal Bond Bull 3X Shares, Direxion Daily TIPs Bull 3X Shares, Direxion Daily TIPs Bear 3X Shares and the Direxion Daily Total Bond Market Bull 3X Shares because those Funds had not commenced operations prior to the date of this Prospectus.

840	DIREXION SHARES ETF TRUST PROSPECTUS

Financial Highlights

October 31, 2011

													Ratio to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2,3]	Net Investment Income (Loss)[2,4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000’s ommited)	Net Expenses[3,15]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Net Expenses[4,15]	Total Expenses[4]	Net Investment Income (Loss) After Expense Reimbursement[4]	Portfolio Turnover Rate[6]
Direxion Daily Total Market Bear 1X Shares
For the Period June 15, 2011[1] Through October 31, 2011	$40.00	$(0.10)	$(0.10)	$(0.42)	$(0.52)	$—	$—	$—	$—	$39.48	(1.30)%	$3,948	0.65%[8]	3.70%[8]	(0.64)%[8]	0.65%[8]	3.70%[8]	(0.64)%[8]	0%
Direxion Daily 7-10 Year Treasury Bear 1X Shares
For the Period March 23, 2011[1] Through October 31, 2011	$40.00	(0.14)	(0.14)	(4.50)	(4.64)	—	—	—	—	$35.36	(11.60)%	$3,536	0.65%[8]	3.17%[8]	(0.61)%[8]	0.65%[8]	3.17%[8]	(0.61)%[8]	0%
Direxion Daily 20+ Year Treasury Bear 1X Shares
For the Period March 23, 2011[1] Through October 31, 2011	$40.00	(0.14)	(0.14)	(9.62)	(9.76)	—	—	—	—	$30.24	(24.40)%	$3,024	0.65%[8]	3.29%[8]	(0.61)%[8]	0.65%[8]	3.29%[8]	(0.61)%[8]	0%
Direxion Daily Total Bond Market Bear 1X Shares
For the Period March 23, 2011[1] Through October 31, 2011	$40.00	(0.15)	(0.15)	(2.37)	(2.52)	—	—	—	—	$37.48	(6.30)%	$43,100	0.65%[8]	1.09%[8]	(0.64)%[8]	0.65%[8]	1.09%[8]	(0.64)%[8]	0%
Direxion Daily Large Cap Bull 3X Shares
For the Year Ended October 31, 2011	$58.88	(0.38)	(0.36)	3.61	3.23	—	—	—	—	$62.11	5.49%	$291,922	0.97%	1.05%	(0.54)%	0.95%	1.03%	(0.52)%	248%
For the Year Ended October 31, 2010	$47.27	0.29	0.31	19.47	19.76	(0.35)	(7.80)	—	(8.15)	$58.88	45.15%	$203,150	0.98%	1.08%	0.57%	0.95%	1.05%	0.60%	116%
For the Period November 5, 2008[1] Through October 31, 2009	$60.00	0.39	0.39	(12.74)[9]	(12.35)	(0.38)	—	—	(0.38)	$47.27	(20.35)%	$191,459	0.95%[8]	1.15%[8]	1.27%[8]	0.95%[8]	1.15%[8]	1.27%[8]	368%
Direxion Daily Large Cap Bear 3X Shares[10]
For the Year Ended October 31, 2011	$54.95	(0.36)	(0.36)	(22.44)	(22.80)	—	—	—	—	$32.15	(41.49)%	$198,654	0.95%	1.05%	(0.90)%	0.95%	1.05%	(0.90)%	0%
For the Year Ended October 31, 2010	$111.40	(0.65)	(0.65)	(55.80)	(56.45)	—	—	—	—	$54.95	(50.67)%	$283,978	0.96%	1.04%	(0.88)%	0.95%	1.03%	(0.87)%	0%
For the Period November 5, 2008[1] Through October 31, 2009	$300.00	(1.30)	(1.30)	(187.30)	(188.60)	—	—	—	—	$111.40	(62.87)%	$360,969	0.95%[8]	1.10%[8]	(0.85)%[8]	0.95%[8]	1.10%[8]	(0.85)%[8]	0%
Direxion Daily Mid Cap Bull 3X Shares
For the Year Ended October 31, 2011	$38.20	(0.30)	(0.20)	1.84	1.54	(0.04)	(3.61)	—	(3.65)	$36.09	1.64%	$66,763	1.15%	1.31%	(0.65)%	0.95%	1.11%	(0.45)%	63%
For the Year Ended October 31, 2010	$28.00	(0.05)	0.12	18.82	18.77	(0.13)	(8.44)	—	(8.57)	$38.20	78.65%	$42,020	1.45%	1.74%	(0.14)%	0.95%	1.24%	0.36%	153%
For the Period January 8, 2009[1] Through October 31, 2009	$20.00	0.11	0.11	7.98	8.09	(0.09)	—	—	(0.09)	$28.00	40.65%	$33,605	0.95%[8]	1.37%[8]	0.64%[8]	0.95%[8]	1.37%[8]	0.64%[8]	180%
Direxion Daily Mid Cap Bear 3X Shares[10]
For the Year Ended October 31, 2011	$61.65	(0.38)	(0.38)	(28.00)	(28.38)	—	—	—	—	$33.27	(46.03)%	$17,464	0.95%	1.32%	(0.90)%	0.95%	1.32%	(0.90)%	0%
For the Year Ended October 31, 2010	$172.60	(0.80)	(0.80)	(110.15)	(110.95)	—	—	—	—	$61.65	(64.28)%	$18,192	0.95%	1.30%	(0.86)%	0.95%	1.30%	(0.86)%	0%
For the Period January 8, 2009[1] Through October 31, 2009	$600.00	(1.70)	(1.70)	(425.70)	(427.40)	—	—	—	—	$172.60	(71.23)%	$16,396	0.95%[8]	1.60%[8]	(0.85)%[8]	0.95%[8]	1.60%[8]	(0.85)%[8]	0%
Direxion Daily Small Cap Bull 3X Shares
For the Year Ended October 31, 2011	$52.83	(0.41)	(0.40)	(4.88)[9]	(5.29)	—	—	—	—	$47.54	(10.01)%	$934,175	0.97%	1.03%	(0.68)%	0.95%	1.01%	(0.66)%	305%
For the Year Ended October 31, 2010	$36.12	(0.01)	(0.01)	21.50	21.49	(0.11)	(4.67)	—	(4.78)	$52.83	65.88%	$472,871	0.96%	1.07%	(0.03)%	0.95%	1.06%	(0.02)%	165%
For the Period November 5, 2008[1] Through October 31, 2009	$60.00	0.13	0.13	(23.86)[9]	(23.73)	(0.15)	—	—	(0.15)	$36.12	(39.50)%	$281,739	0.95%[8]	1.13%[8]	0.50%[8]	0.95%[8]	1.13%[8]	0.50%[8]	303%
Direxion Daily Small Cap Bear 3X Shares[11]
For the Year Ended October 31, 2011	$67.71	(0.38)	(0.38)	(36.78)	(37.16)	—	—	—	—	$30.55	(54.88)%	$925,717	0.95%	1.02%	(0.90)%	0.95%	1.02%	(0.90)%	0%
For the Year Ended October 31, 2010	$214.35	(0.90)	(0.90)	(145.74)	(146.64)	—	—	—	—	$67.71	(68.41)%	$887,785	0.95%	1.03%	(0.87)%	0.95%	1.03%	(0.87)%	0%
For the Period November 5, 2008[1] Through October 31, 2009	$900.00	(2.10)	(2.10)	(683.55)	(685.65)	—	—	—	—	$214.35	(76.18)%	$477,844	0.95%[8]	1.09%[8]	(0.86)%[8]	0.95%[8]	1.09%[8]	(0.86)%[8]	0%
Direxion Daily BRIC Bull 3X Shares (formerly Direxion Daily BRIC Bull 2X Shares)[14]
For the Year Ended October 31, 2011	$43.22	0.17	0.18	(12.72)	(12.55)	(0.17)	(0.47)	(0.02)	(0.66)	$30.01	(29.38)%	$4,502	0.96%	2.18%	0.45%	0.95%	2.17%	0.46%	7%
For the Period March 11, 2010[1] Through October 31, 2010	$40.00	0.23	0.23	3.24	3.47	(0.25)	—	—	(0.25)	$43.22	8.80%	$4,322	0.95%[8]	2.77%[8]	1.01%[8]	0.95%[8]	2.77%[8]	1.01%[8]	63%

The accompanying notes are an integral part of these financial statements.

DIREXION SHARES ETF TRUST PROSPECTUS	843

												Ratio to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2,3]	Net Investment Income (Loss)[2,4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000’s ommited)	Net Expenses[3,15]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Net Expenses[4,15]	Total Expenses[4]	Net Investment Income (Loss) After Expense Reimbursement[4]		Portfolio Turnover Rate[6]
Direxion Daily BRIC Bear 3X Shares (formerly Direxion Daily BRIC Bear 2X Shares)[14]
For the Year Ended October 31, 2011	$29.16	$(0.26)	$(0.26)	$(0.12)	$(0.38)	$—	$(0.02)	$(0.02)	$28.76	(1.31)%	$2,876	0.95%	2.91%	(0.91)%	0.95%	2.91%	(0.91)%		0%
For the Period March 11, 2010[1] Through October 31, 2010	$40.00	(0.22)	(0.22)	(10.62)	(10.84)	—	—	—	$29.16	(27.10)%	$2,916	0.96%[8]	2.84%[8]	(0.87)%[8]	0.95%[8]	2.83%[8]	(0.86)%[8]		0%
Direxion Daily China Bull 3X Shares
For the Year Ended October 31, 2011	$52.47	(0.12)	(0.11)	(28.07)	(28.19)	—	(1.38)	(1.38)	$22.90	(54.98)%	$45,799	0.97%	1.08%	(0.28)%	0.95%	1.06%	(0.26)%		39%
For the Period December 3, 2009[1] Through October 31, 2010	$40.00	0.09	0.09	12.52	12.61	(0.14)	—	(0.14)	$52.47	31.71%	$52,466	0.96%[8]	1.21%[8]	0.27%[8]	0.95%[8]	1.20%[8]	0.28%[8]		131%
Direxion Daily China Bear 3X Shares
For the Year Ended October 31, 2011	$16.97	(0.15)	(0.15)	(0.55)	(0.70)	—	—	—	$16.27	(4.12)%	$10,575	0.95%	1.34%	(0.91)%	0.95%	1.34%	(0.91)%		0%
For the Period December 3, 2009[1] Through October 31, 2010	$40.00	(0.25)	(0.25)	(22.78)	(23.03)	—	—	—	$16.97	(57.58)%	$6,787	0.96%[8]	1.60%[8]	(0.88)%[8]	0.95%[8]	1.59%[8]	(0.87)%[8]		0%
Direxion Daily Developed Markets Bull 3X Shares
For the Year Ended October 31, 2011	$65.30	0.63	0.68	(20.58)	(19.95)	(1.83)	(3.95)	(5.78)	$39.57	(33.56)%	$21,766	1.03%	1.39%	1.04%	0.95%	1.31%	1.12%		116%
For the Year Ended October 31, 2010	$75.46	0.43	0.63	6.39	6.82	(0.73)	(16.25)	(16.98)	$65.30	10.27%	$22,857	1.26%	1.89%	0.71%	0.95%	1.58%	1.02%		85%
For the Period December 17, 2008[1] Through October 31, 2009	$60.00	0.70	0.70	15.36	16.06	(0.60)	—	(0.60)	$75.46	27.15%	$18,865	0.95%[8]	2.11%[8]	1.37%[8]	0.95%[8]	2.11%[8]	1.37%[8]		100%
Direxion Daily Developed Markets Bear 3X Shares[10]
For the Year Ended October 31, 2011	$46.95	(0.34)	(0.34)	(12.69)	(13.03)	—	—	—	$33.92	(27.75)%	$14,922	0.95%	1.70%	(0.91)%	0.95%	1.70%	(0.91)%		0%
For the Year Ended October 31, 2010	$91.30	(0.60)	(0.60)	(43.75)	(44.35)	—	—	—	$46.95	(48.58)%	$15,496	0.95%	1.88%	(0.86)%	0.95%	1.88%	(0.86)%		0%
For the Period December 17, 2008[1] Through October 31, 2009	$300.00	(1.35)	(1.35)	(207.35)	(208.70)	—	—	—	$91.30	(69.57)%	$4,566	0.95%[8]	2.91%[8]	(0.84)%[8]	0.95%[8]	2.91%[8]	(0.84)%[8]		0%
Direxion Daily Emerging Markets Bull 3X Shares[12]
For the Year Ended October 31, 2011	$187.10	(0.54)	(0.51)	(83.70)	(84.24)	(0.13)	(5.39)	(5.52)	$97.34	(46.33)%	$410,780	0.97%	1.01%	(0.35)%	0.95%	0.99%	(0.33)%		187%
For the Year Ended October 31, 2010	$147.00	0.95	0.95	68.10	69.05	(0.95)	(28.00)	(28.95)	$187.10	50.97%	$353,661	0.96%	1.02%	0.63%	0.95%	1.01%	0.64%		148%
For the Period December 17, 2008[1] Through October 31, 2009	$75.00	1.25	1.25	71.60	72.85	(0.85)	—	(0.85)	$147.00	97.28%	$235,151	0.95%[8]	1.05%[8]	1.28%[8]	0.95%[8]	1.05%[8]	1.28	%8	160%
Direxion Daily Emerging Markets Bear 3X Shares
For the Year Ended October 31, 2011	$24.09	(0.19)	(0.19)	(5.03)	(5.22)	—	—	—	$18.87	(21.67)%	$113,942	0.95%	1.05%	(0.91)%	0.95%	1.05%	(0.91)%		0%
For the Year Ended October 31, 2010	$73.30	(0.37)	(0.37)	(48.84)	(49.21)	—	—	—	$24.09	(67.14)%	$127,414	0.95%	1.06%	(0.87)%	0.95%	1.06%	(0.87)%		0%
For the Period December 17, 2008[1] Through October 31, 2009	$600.00	(0.68)	(0.68)	(526.02)	(526.70)	—	—	—	$73.30	(87.78)%	$103,663	0.95%[8]	1.24%[8]	(0.87)%[8]	0.95%[8]	1.24%[8]	(0.87)%[8]		0%
Direxion Daily India Bull 3X Shares (formerly Direxion Daily India Bull 2X Shares)[14]
For the Year Ended October 31, 2011	$50.93	(0.29)	(0.28)	(21.97)	(22.26)	—	(0.29)	(0.29)	$28.38	(43.93)%	$14,190	0.96%	1.18%	(0.75)%	0.95%	1.17%	(0.74)%		0%
For the Period March 11, 2010[1] Through October 31, 2010	$40.00	(0.24)	(0.23)	11.17 [9]	10.93	—	—	—	$50.93	27.33%	$10,185	0.96%[8]	2.11%[8]	(0.86)%[8]	0.95%[8]	2.10%[8]	(0.86)%[8]		0%
Direxion Daily India Bear 3X Shares (formerly Direxion Daily India Bear 2X Shares)[14]
For the Year Ended October 31, 2011	$25.91	(0.26)	(0.26)	4.72	4.46	—	—	—	$30.37	17.21%	$3,037	0.95%	2.23%	(0.91)%	0.95%	2.23%	(0.91)%		0%
For the Period March 11, 2010[1] Through October 31, 2010	$40.00	(0.19)	(0.19)	(13.90)	(14.09)	—	—	—	$25.91	(35.23)%	$2,591	0.95%[8]	2.85%[8]	(0.86)%[8]	0.95%[8]	2.85%[8]	(0.86)%[8]		0%
Direxion Daily Latin America Bull 3X Shares[12]
For the Year Ended October 31, 2011	$198.95	0.83	0.87	(86.98)	(86.15)	(3.41)	(11.04)	(14.45)	$98.35	(46.60)%	$43,276	0.98%	1.30%	0.57%	0.95%	1.27%	0.60%		102%
For the Period December 3, 2009[1] Through October 31, 2010	$200.00	1.15	1.15	(1.20)	(0.05)	(1.00)	—	(1.00)	$198.95	0.15%	$35,811	0.97%[8]	1.57%[8]	0.83%[8]	0.95%[8]	1.55%[8]	0.85%[8]		54%

The accompanying notes are an integral part of these financial statements.

844	DIREXION SHARES ETF TRUST PROSPECTUS

												Ratio to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2,3]	Net Investment Income (Loss)[2,4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000’s ommited)	Net Expenses[3,15]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Net Expenses[4,15]	Total Expenses[4]	Net Investment Income (Loss) After Expense Reimbursement[4]	Portfolio Turnover Rate[6]
Direxion Daily Latin America Bear 3X Shares
For the Year Ended October 31, 2011	$20.63	$(0.19)	$(0.17)	$(2.90)	$(3.09)	$—	$(1.56)	$(1.56)	$15.98	(15.61)%	$4,794	1.07%	2.79%	(1.02)%[8]	0.95%	2.67%	(0.90)%	0%
For the Period December 3, 2009[1] Through October 31, 2010	$40.00	(0.30)	(0.29)	(19.07)	(19.37)	—	—	—	$20.63	(48.43)%	$4,125	0.95%[8]	2.21%[8]	(0.88)%[8]	0.95%[8]	2.21%[8]	(0.88)%[8]	0%
Direxion Daily Russia Bull 3X Shares[13]
For the Period May 25, 2011[1] Through October 31, 2011	$120.00	(0.28)	(0.28)	(70.19)	(70.47)	—	—	—	$49.53	(58.73)%	$9,906	0.95%[8]	3.29%[8]	(0.94)%[8]	0.95%[8]	3.29%[8]	(0.94)%[8]	108%
Direxion Daily Russia Bear 3X Shares
For the Period May 25, 2011[1] Through October 31, 2011	$40.00	(0.17)	(0.17)	(4.51)	(4.68)	—	—	—	$35.32	(11.70)%	$3,532	0.96%[8]	3.57%[8]	(0.94)%[8]	0.95%[8]	3.56%[8]	(0.93)%[8]	0%
Direxion Daily Agribusiness Bull 3X Shares
For the Period May 25, 2011[1] Through October 31, 2011	$40.00	(0.13)	(0.13)	(12.35)	(12.48)	—	—	—	$27.52	(31.20)%	$5,503	0.95%[8]	3.02%[8]	(0.94)%[8]	0.95%[8]	3.02%[8]	(0.94)%[8]	0%
Direxion Daily Agribusiness Bear 3X Shares
For the Period May 25, 2011[1] Through October 31, 2011	$40.00	(0.16)	(0.16)	(8.11)	(8.27)	—	—	—	$31.73	(20.68)%	$1,586	0.95%[8]	3.74%[8]	(0.93)%[8]	0.95%[8]	3.74%[8]	(0.93)%[8]	0%
Direxion Daily Basic Materials Bull 3X Shares
For the Period June 15, 2011[1] Through October 31, 2011	$40.00	(0.03)	(0.03)	(15.19)	(15.22)	—	—	—	$24.78	(38.05)%	$3,717	0.95%[8]	3.81%[8]	(0.24)%[8]	0.95%[8]	3.81%[8]	(0.24)%[8]	76%
Direxion Daily Basic Materials Bear 3X Shares
For the Period June 15, 2011[1] Through October 31, 2011	$40.00	(0.16)	(0.16)	(3.82)[9]	(3.98)	—	—	—	$36.02	(9.95)%	$3,602	0.95%[8]	3.32%[8]	(0.95)%[8]	0.95%[8]	3.32%[8]	(0.95)%[8]	0%
Direxion Daily Gold Miners Bull 3X Shares (formerly Direxion Daily Gold Miners Bull 2X Shares)[14]
For the Period December 8, 2010[1] Through October 31, 2011	$40.00	(0.27)	(0.27)	(7.17)	(7.44)	—	—	—	$32.56	(18.60)%	$109,073	0.96%[8]	1.14%[8]	(0.91)%[8]	0.95%[8]	1.13%[8]	(0.90)%[8]	13%
Direxion Daily Gold Miners Bear 3X Shares (formerly Direxion Daily Gold Miners Bear 2X Shares)[14]
For the Period December 8, 2010[1] Through October 31, 2011	$40.00	(0.33)	(0.33)	(6.46)[9]	(6.79)	—	—	—	$33.21	(16.98)%	$8,303	0.95%[8]	1.83%[8]	(0.92)%[8]	0.95%[8]	1.83%[8]	(0.92)%[8]	0%
Direxion Daily Healthcare Bull 3X Shares
For the Period June 15, 2011[1] Through October 31, 2011	$40.00	(0.00)[7]	(0.00)[7]	(7.33)	(7.33)	—	—	—	$32.67	(18.33)%	$4,901	0.95%[8]	3.43%[8]	(0.02)%[8]	0.95%[8]	3.43%[8]	(0.02)%[8]	48%
Direxion Daily Healthcare Bear 3X Shares
For the Period June 15, 2011[1] Through October 31, 2011	$40.00	(0.16)	(0.16)	(1.31)	(1.47)	—	—	—	$38.53	(3.68)%	$3,853	0.96%[8]	3.36%[8]	(0.95)%[8]	0.95%[8]	3.35%[8]	(0.94)%[8]	0%
Direxion Daily Natural Gas Related Bull 3X Shares (formerly Direxion Daily Natural Gas Related Bull 2X Shares)[14]
For the Year Ended October 31, 2011	$43.50	(0.31)	(0.30)	5.13 [9]	4.82	(0.05)	—	(0.05)	$48.27	11.07%	$14,481	0.97%	1.53%	(0.55)%	0.95%	1.51%	(0.53)%	40%
For the Period July 14, 2010[1] Through October 31, 2010	$40.00	(0.05)	(0.05)	3.55	3.50	—	—	—	$43.50	8.75%	$4,350	0.95%[8]	3.67%[8]	(0.45)%[8]	0.95%[8]	3.67%[8]	(0.45)%[8]	30%
Direxion Daily Natural Gas Related Bear 3X Shares (formerly Direxion Daily Natural Gas Related Bear 2X Shares)[14]
For the Year Ended October 31, 2011	$34.08	(0.20)	(0.19)	(15.21)	(15.41)	—	—	—	$18.67	(45.22)%	$2,801	0.95%	3.13%	(0.90)%	0.95%	3.13%	(0.90)%	0%
For the Period July 14, 2010[1] Through October 31, 2010	$40.00	(0.10)	(0.10)	(5.82)	(5.92)	—	—	—	$34.08	(14.80)%	$3,408	0.95%[8]	3.48%[8]	(0.89)%[8]	0.95%[8]	3.48%[8]	(0.89)%[8]	0%
Direxion Daily Retail Bull 3X Shares (formerly Direxion Daily Retail Bull 2X Shares)[14]
For the Year Ended October 31, 2011	$49.96	(0.17)	(0.15)	12.73	12.56	(0.17)	(0.49)	(0.66)	$61.86	25.25%	$3,093	0.98%	2.17%	(0.29)%	0.95%	2.14%	(0.26)%	111%
For the Period July 14, 2010[1] Through October 31, 2010	$40.00	(0.03)	(0.03)	10.01	9.98	(0.02)	—	(0.02)	$49.96	24.96%	$4,996	0.95%[8]	3.76%[8]	(0.21)%[8]	0.95%[8]	3.76%[8]	(0.21)%[8]	1%
Direxion Daily Retail Bear 3X Shares (formerly Direxion Daily Retail Bear 2X Shares)[14]
For the Year Ended October 31, 2011	$30.54	(0.22)	(0.22)	(10.06)	(10.28)	—	—	—	$20.26	(33.66)%	$2,026	0.95%	3.85%	(0.90)%	0.95%	3.85%	(0.90)%	0%
For the Period July 14, 2010[1] Through October 31, 2010	$40.00	(0.09)	(0.09)	(9.37)	(9.46)	—	—	—	$30.54	(23.65)%	$3,054	0.95%[8]	4.17%[8]	(0.87)%[8]	0.95%[8]	4.17%[8]	(0.87)%[8]	0%
Direxion Daily Semiconductor Bull 3X Shares
For the Year Ended October 31, 2011	$37.49	(0.24)	(0.23)	(4.36)	(4.60)	—	—	—	$32.89	(12.27)%	$121,685	0.98%	1.06%	(0.58)%	0.95%	1.03%	(0.55)%	69%
For the Period March 11, 2010[1] Through October 31, 2010	$40.00	(0.04)	(0.04)	(2.46)[9]	(2.50)	(0.01)	—	(0.01)	$37.49	(6.25)%	$61,853	0.95%[8]	1.27%[8]	(0.20)%[8]	0.95%[8]	1.27%[8]	(0.20)%[8]	46%
Direxion Daily Semiconductor Bear 3X Shares[10]
For the Year Ended October 31, 2011	$115.25	(0.65)	(0.61)	(55.50)	(56.15)	—	(4.31)	(4.31)	$54.79	(49.74)%	$19,172	1.01%	1.32%	(0.97)%	0.95%	1.26%	(0.91)%	0%
For the Period March 11, 2010[1] Through October 31, 2010	$200.00	(0.90)	(0.90)	(83.85)	(84.75)	—	—	—	$115.25	(42.38)%	$9,219	0.96%[8]	1.78%[8]	(0.87)%[8]	0.95%[8]	1.77%[8]	(0.86)%[8]	0%
The accompanying notes are an integral part of these financial statements.

DIREXION SHARES ETF TRUST PROSPECTUS	845

												Ratio to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2,3]	Net Investment Income (Loss)[2,4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000’s ommited)	Net Expenses[3,15]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Net Expenses[4,15]		Total Expenses[4]	Net Investment Income (Loss) After Expense Reimbursement[4]	Portfolio Turnover Rate[6]
Direxion Daily Energy Bull 3X Shares
For the Year Ended October 31, 2011	$38.32	$(0.24)	$(0.22)	$10.19	$9.95	$—	$—	$—	$48.27	25.97%	$395,848	0.98%	0.99%	(0.40)%	0.95%		0.96%	(0.37)%	302%
For the Year Ended October 31, 2010	$41.85	0.13	0.13	1.40	1.53	(0.21)	(4.85)	(5.06)	$38.32	3.67%	$210,747	0.96%	1.00%	0.39%	0.95%		0.99%	0.40%	126%
For the Period November 6, 2008[1] Through October 31, 2009	$60.00	0.26	0.26	(18.18)[9]	(17.92)	(0.23)	—	(0.23)	$41.85	(29.75)%	$133,917	0.95%[8]	1.05%[8]	0.81%[8]	0.95%[8]		1.05%[8]	0.81%[8]	518%
Direxion Daily Energy Bear 3X Shares
For the Year Ended October 31, 2011	$36.27	(0.16)	(0.15)	(23.12)	(23.28)	—	—	—	$12.99	(64.19)%	$108,847	1.02%	1.15%	(0.98)%	0.95%		1.08%	(0.91)%	0%
For the Year Ended October 31, 2010	$63.15	(0.48)	(0.46)	(26.40)	(26.88)	—	—	—	$36.27	(42.57)%	$64,562	0.99%	1.17%	(0.92)%	0.95%		1.13%	(0.88)%	0%
For the Period November 6, 2008[1] Through October 31, 2009	$300.00	(0.75)	(0.75)	(236.10)	(236.85)	—	—	—	$63.15	(78.95)%	$71,339	0.95%[8]	1.13%[8]	(0.86)%[8]	0.95%[8]		1.13%[8]	(0.86)%[8]	0%
Direxion Daily Financial Bull 3X Shares[12]
For the Year Ended October 31, 2011	$110.90	(0.58)	(0.57)	(37.06)	(37.64)	—	—	—	$73.26	(33.94)%	$1,609,419	0.97%	0.97%	(0.53)%	0.95%		0.95%	(0.51)%	63%
For the Year Ended October 31, 2010	$112.35	0.15	0.20	(1.10)	(0.95)	(0.50)	—	(0.50)	$110.90	(0.97)%	$1,695,441	0.96%	0.99%	0.14%	0.95%		0.98%	0.15%	19%
For the Period November 6, 2008[1] Through October 31, 2009	$500.00	0.60	0.60	(387.35)[9]	(386.75)	(0.90)	—	(0.90)	$112.35	(77.36)%	$1,314,219	0.95%[8]	0.98%[8]	0.80%[8]	0.95%[8]		0.98%[8]	0.80%[8]	365%
Direxion Daily Financial Bear 3X Shares[10]
For the Year Ended October 31, 2011	$63.05	(0.44)	(0.44)	(22.73)	(23.17)	—	—	—	$39.88	(36.75)%	$1,091,990	0.96%	0.99%	(0.92)%	0.95%		0.98%	(0.91)%	0%
For the Year Ended October 31, 2010	$114.80	(0.70)	(0.65)	(51.05)	(51.75)	—	—	—	$63.05	(45.08)%	$1,199,646	0.96%	1.00%	(0.89)%	0.95%		0.99%	(0.88)%	0%
For the Period November 6, 2008[1] Through October 31, 2009	$3,000.00	(1.45)	(1.45)	(2,883.75)	(2,885.20)	—	—	—	$114.80	(96.17)%	$1,216,063	0.95%[8]	1.00%[8]	(0.86)%[8]	0.95%[8]		1.00%[8]	(0.86)%[8]	0%
Direxion Daily Real Estate Bull 3X Shares
For the Year Ended October 31, 2011	$54.05	0.17	0.19	1.18	1.35	(0.05)	—	(0.05)	$55.35	2.51%	$141,148	0.99%	1.03%	0.29%	0.95%		0.99%	0.33%	110%
For the Year Ended October 31, 2010	$26.78	0.76	0.77	29.89	30.65	(1.02)	(2.36)	(3.38)	$54.05	123.46%	$110,794	0.97%	1.06%	1.93%	0.95%		1.04%	1.95%	146%
For the Period July 16, 2009[1] Through October 31, 2009	$15.00	0.19	0.19	11.63 [9]	11.82	(0.04)	—	(0.04)	$26.78	78.71%	$107,118	0.96%[8]	1.11%[8]	2.43%[8]	0.95%[8]		1.10%[8]	2.44%[8]	132%
Direxion Daily Real Estate Bear 3X Shares[12]
For the Year Ended October 31, 2011	$101.90	(0.67)	(0.67)	(57.34)	(58.01)	—	—	—	$43.89	(56.93)%	$33,973	0.95%	1.15%	(0.90)%	0.95%		1.15%	(0.90)%	0%
For the Year Ended October 31, 2010	$526.75	(1.60)	(1.55)	(422.30)	(423.90)	—	(0.95)	(0.95)	$101.90	(80.57)%	$78,871	0.96%	1.10%	(0.88)%	0.95%		1.09%	(0.87)%	0%
For the Period July 16, 2009[1] Through October 31, 2009	$1500.00	(1.25)	(1.25)	(972.00)	(973.25)	—	—	—	$526.75	(64.88)%	$47,416	0.95%[8]	1.65%[8]	(0.94)%[8]	0.95%[8]		1.65%[8]	(0.94)%[8]	0%
Direxion Daily Technology Bull 3X Shares
For the Year Ended October 31, 2011	$40.20	(0.30)	(0.28)	2.68	2.38	(0.00)[7]	(0.84)	(0.84)	$41.74	5.82%	$208,712	0.98%	1.01%	(0.69)%	0.95%		0.98%	(0.66)%	12%
For the Year Ended October 31, 2010	$33.55	(0.19)	(0.12)	14.37	14.18	—	(7.53)	(7.53)	$40.20	47.33%	$196,994	1.15%	1.20%	(0.56)%	0.95%		1.00%	(0.36)%	106%
For the Period December 17, 2008[1] Through October 31, 2009	$15.00	(0.05)	(0.05)	18.61	18.56	(0.01)	—	(0.01)	$33.55	123.80%	$114,065	0.95%[8]	1.07%[8]	(0.23)%[8]	0.95%[8]		1.07%[8]	(0.23)%[8]	206%
Direxion Daily Technology Bear 3X Shares
For the Year Ended October 31, 2011	$28.03	(0.20)	(0.20)	(11.81)	(12.01)	—	—	—	$16.02	(42.85)%	$38,612	0.95%	1.07%	(0.90)%	0.95%		1.07%	(0.90)%	0%
For the Year Ended October 31, 2010	$62.85	(0.36)	(0.36)	(34.46)	(34.82)	—	—	—	$28.03	(55.40)%	$53,531	0.96%	1.11%	(0.88)%	0.95%		1.10%	(0.87)%	0%
For the Period December 17, 2008[1] Through October 31, 2009	$300.00	(0.60)	(0.60)	(236.55)	(237.15)	—	—	—	$62.85	(79.05)%	$41,478	0.95%[8]	1.21%[8]	(0.87)%[8]	0.95	%8	1.21%[8]	(0.87)%[8]	0%
Direxion Daily 7-10 Year Treasury Bull 3X Shares
For the Year Ended October 31, 2011	$65.29	(0.56)	(0.56)	13.68	13.12	(0.19)	(4.06)	(4.25)	$74.16	22.76%	$7,416	0.96%	1.52%	(0.92)%	0.95%		1.51%	(0.91)%	0%
For the Year Ended October 31, 2010	$51.24	0.62	0.62	14.13	14.75	(0.70)	—	(0.70)	$65.29	29.17%	$6,529	0.95%	1.85%	1.15%	0.95%		1.85%	1.15%	536%
For the Period April 16, 2009[1] Through October 31, 2009	$60.00	0.51	0.51	(8.84)	(8.33)	(0.43)	—	(0.43)	$51.24	(13.85)%	$10,248	0.95%[8]	3.14%[8]	2.07%[8]	0.95	%8	3.14%[8]	2.07%[8]	176%

The accompanying notes are an integral part of these financial statements.

846	DIREXION SHARES ETF TRUST PROSPECTUS

													Ratio to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2,3]	Net Investment Income (Loss)[2,4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000’s ommited)	Net Expenses[3,15]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Net Expenses[4,15]	Total Expenses[4]	Net Investment Income (Loss) After Expense Reimbursement[4]	Portfolio Turnover Rate[6]
Direxion Daily 7-10 Year Treasury Bear 3X Shares
For the Year Ended October 31, 2011	$41.08	$(0.36)	$(0.36)	$(10.81)	$(11.17)	$—	$—	$—	$—	$29.91	(27.19)%	$65,795	0.95%	0.97%	(0.91)%	0.95%	0.97%	(0.91)%	0%
For the Year Ended October 31, 2010	$64.03	(0.44)	(0.43)	(17.20)	(17.64)	—	(5.31)	—	(5.31)	$41.08	(29.95)%	$59,564	0.95%	1.20%	(0.87)%	0.95%	1.20%	(0.87)%	0%
For the Period April 16, 2009[1] Through October 31, 2009	$60.00	(0.29)	(0.29)	4.32	4.03	—	—	—	—	$64.03	6.72%	$19,210	0.95%[8]	2.21%[8]	(0.89)%[8]	0.95%[8]	2.21%[8]	(0.89)%[8]	0%
Direxion Daily 20+ Year Treasury Bull 3X Shares
For the Year Ended October 31, 2011	$43.18	(0.25)	(0.25)	21.17	20.92	(0.29)	(0.99)	—	(1.28)	$62.82	51.23%	$18,847	0.95%	1.14%	(0.64)%	0.95%	1.14%	(0.64)%	128%
For the Year Ended October 31, 2010	$42.56	0.56	0.57	5.03	5.59	(0.77)	(4.20)	—	(4.97)	$43.18	15.27%	$15,114	0.95%	1.61%	1.42%	0.95%	1.61%	1.42%	658%
For the Period April 16, 2009[1] Through October 31, 2009	$60.00	0.64	0.64	(17.70)[9]	(17.06)	(0.38)	—	—	(0.38)	$42.56	(28.43)%	$12,768	0.95%[8]	1.98%[8]	2.84%[8]	0.95%[8]	1.98%[8]	2.84%[8]	215%
Direxion Daily 20+ Year Treasury Bear 3X Shares[12]
For the Year Ended October 31, 2011	$191.75	(1.50)	(1.48)	(106.91)	(108.41)	—	—	—	—	$83.34	(56.54)%	$295,029	0.93%	0.94%	(0.89)%	0.92%	0.93%	(0.88)%	0%
For the Year Ended October 31, 2010	$324.45	(2.10)	(2.05)	(93.85)	(95.95)	—	(35.00)	(1.75)	(36.75)	$191.75	(33.48)%	$222,430	0.95%	0.95%	(0.87)%	0.95%	0.95%	(0.87)%	0%
For the Period April 16, 2009[1] Through October 31, 2009	$300.00	(1.60)	(1.60)	26.05 [9]	24.45	—	—	—	—	$324.45	8.15%	$90,852	0.95%[8]	1.10%[8]	(0.89)%[8]	0.95%[8]	1.10%[8]	(0.89)%[8]	0%

[1]	Commencement of investment operations.
[2]	Based on average shares outstanding.
[3]	Includes interest expense and extraordinary expenses which comprise of excise tax and litigation expenses.
[4]	Excludes interest expense and extraordinary expenses which comprise of excise tax and litigation expenses.
[5]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived the investment advisor.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Portfolio turnover rate does not include effects of turnover of the swap portfolio.
[7]	Between $(0.005) and $0.00.
[8]	Annualized.
[9]	Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s changes in net realized and unrealized gain (loss) on investment securities, in-kind transactions, swaps and options for the period.
[10]	On February 24, 2011, the Fund had a 1:5 reverse stock split. Per share data for all periods have been adjusted to give effect to 1:5 reverse stock split.
[11]	On February 24, 2011, the Fund had a 1:3 reverse stock split. Per share data for all periods have been adjusted to give effect to 1:3 reverse stock split.
[12]	On November 10, 2011, the Fund had a 1:5 reverse stock split. Per share data for all periods have been adjusted to give effect to 1:5 reverse stock split.
[13]	On November 10, 2011, the Fund had a 1:3 reverse stock split. Per share data for all periods have been adjusted to give effect to 1:3 reverse stock split.
[14]	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.
[15]	Net expenses include effects of any reimbursement or recoupment.

The accompanying notes are an integral part of these financial statements.

DIREXION SHARES ETF TRUST PROSPECTUS	847

PROSPECTUS

33 Whitehall Street, 10th Floor	New York, New York 10004	866-476-7523

MORE INFORMATION ON THE DIREXION SHARES ETF TRUST

Statement of Additional Information (“SAI”):

The Funds’ SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (“SEC”).

Annual and Semi-Annual Reports to Shareholders:

The Funds’ reports will provide additional information on the Funds’ investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds’ performance during that period.

To Obtain the SAI or Fund Reports Free of Charge:

Write to:	Direxion Shares ETF Trust
33 Whitehall Street, 10th Floor
New York, New York 10004
Call:	866-476-7523
By Internet:	www.direxionshares.com

These documents and other information about the Funds can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Funds may be viewed on screen or downloaded from the EDGAR Database on the SEC’s website at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

SEC File Number: 811-22201

DIREXION SHARES ETF TRUST

STATEMENT OF ADDITIONAL INFORMATION

33 Whitehall Street, 10th Floor

New York, New York 10004

866-476-7523

The Direxion Shares ETF Trust (“Trust”) is an investment company that offers shares of a variety of exchange-traded funds (each a “Fund” and collectively, the “Funds”) to the public. The shares of the Funds (“Shares”) offered in this Statement of Additional Information (“SAI”) trade on the NYSE Arca, Inc. or The NASDAQ Stock Market LLC. This SAI relates to the Funds listed below.

The Funds seek daily leveraged investment results and are intended to be used as short-term trading vehicles. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to an index or benchmark and are collectively referred to as the “3X Bull Funds.” The Funds with the word “Bear” in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark and are collectively referred to as the “3X Bear Funds.”

The Funds seek daily leveraged investment results and are intended to be used as short-term trading vehicles. The Funds are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios. The Funds are very different from most mutual funds and exchange-traded funds. Investors should note that:

(1) The Funds pursue daily leveraged investment goals, which means that the Funds are riskier than alternatives that do not use leverage because the Funds magnify the performance of the benchmark of an investment.

(2) Each 3X Bear Fund pursues investment goals that are inverse to the performance of its benchmark, a result opposite of most mutual funds and exchange-traded funds.

(3) The Funds seek daily leveraged investment results. The pursuit of these investment goals means that the return of a Fund for a period longer than a full trading day will be the product of the series of daily leveraged returns for each trading day during the relevant period. As a consequence, especially in periods of market volatility, the path of the benchmark during the longer period may be at least as important to a Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day. The Funds are not suitable for all investors.

The Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the Funds should:

(a)	understand the risks associated with the use of leverage,

(b)	understand the consequences of seeking daily leveraged investment results,

(c)	understand the risk of shorting, and

(d)	intend to actively monitor and manage their investments.

Investors who do not understand the Funds or do not intend to actively manage their funds and monitor their investments should not buy the Funds. There is no assurance that any of the Funds offered in this prospectus will achieve their objectives and an investment in a Fund could lose money. No single Fund is a complete investment program.

If a Fund’s underlying benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money. The Fund’s investment adviser, Rafferty Asset Management, LLC (“Rafferty” or “Adviser”), will attempt to position each Fund’s portfolio to ensure that a Fund does not lose more than 90% of its net asset value on a given trading day. The cost of such downside protection will be limitations on a Fund’s gains. As a consequence, a Fund’s portfolio may not be responsive to benchmark movements beyond 33% on a given trading day in a direction favorable to the Fund. For example, if a 3X Bull Fund’s underlying benchmark was to gain 35% that Fund might be limited to a daily gain of 90%, which corresponds to 300% of a benchmark gain of 30%, rather than 300% of the benchmark gain of 35%.

3X BULL FUNDS	3X BEAR FUNDS
Domestic Equity Index Funds

Direxion Daily Large Cap Bull 3X Shares (BGU)	Direxion Daily Large Cap Bear 3X Shares (BGZ)

Direxion Daily Large Cap Growth Bull 3X Shares	Direxion Daily Large Cap Growth Bear 3X Shares

Direxion Daily Large Cap Value Bull 3X Shares	Direxion Daily Large Cap Value Bear 3X Shares

Direxion Daily Mid Cap Bull 3X Shares (MWJ)	Direxion Daily Mid Cap Bear 3X Shares (MWN)

Direxion Daily S&P 500® Bull 3X Shares (SFVL)	Direxion Daily S&P 500® Bear 3X Shares (SFVS)

Direxion Daily Small Cap Bull 3X Shares (TNA)	Direxion Daily Small Cap Bear 3X Shares (TZA)

Direxion Daily Total Market Bull 3X Shares	Direxion Daily Total Market Bear 3X Shares

International Funds

Direxion Daily Brazil Bull 3X Shares	Direxion Daily Brazil Bear 3X Shares

Direxion Daily BRIC Bull 3X Shares (BRIL)	Direxion Daily BRIC Bear 3X Shares (BRIS)

Direxion Daily Canada Bull 3X Shares (CANU)	Direxion Daily Canada Bear 3X Shares (CAND)

Direxion Daily China Bull 3X Shares (YINN)	Direxion Daily China Bear 3X Shares (YANG)

Direxion Daily Developed Markets Bull 3X Shares (DZK)	Direxion Daily Developed Markets Bear 3X Shares (DPK)

Direxion Daily Emerging Markets Bull 3X Shares (EDC)	Direxion Daily Emerging Markets Bear 3X Shares (EDZ)

Direxion Daily India Bull 3X Shares (INDL)	Direxion Daily India Bear 3X Shares (INDZ)

Direxion Daily Indonesia Bull 3X Shares	Direxion Daily Indonesia Bear 3X Shares

Direxion Daily Latin America Bull 3X Shares (LBJ)	Direxion Daily Latin America Bear 3X Shares (LHB)

Direxion Daily Malaysia Bull 3X Shares	Direxion Daily Malaysia Bear 3X Shares

Direxion Daily Russia Bull 3X Shares (RUSL)	Direxion Daily Russia Bear 3X Shares (RUSS)

Direxion Daily South Korea Bull 3X Shares	Direxion Daily South Korea Bear 3X Shares

Direxion Daily Taiwan Bull 3X Shares	Direxion Daily Taiwan Bear 3X Shares

Direxion Daily Thailand Bull 3X Shares	Direxion Daily Thailand Bear 3X Shares

Direxion Daily Turkey Bull 3X Shares	Direxion Daily Turkey Bear 3X Shares

Sector Funds

Direxion Daily Agribusiness Bull 3X Shares (COWL)	Direxion Daily Agribusiness Bear 3X Shares (COWS)

Direxion Daily Basic Materials Bull 3X Shares (MATL)	Direxion Daily Basic Materials Bear 3X Shares (MATS)

Direxion Daily Commodity Related Bull 3X Shares	Direxion Daily Commodity Related Bear 3X Shares

Direxion Daily Consumer Discretionary Bull 3X Shares (CDYL)	Direxion Daily Consumer Discretionary Bear 3X Shares (CDYS)

Direxion Daily Consumer Staples Bull 3X Shares (CSSL)	Direxion Daily Consumer Staples Bear 3X Shares (CSSS)

Direxion Daily Global Infrastructure Bull 3X Shares	Direxion Daily Global Infrastructure Bear 3X Shares

Direxion Daily Gold Miners Bull 3X Shares (NUGT)	Direxion Daily Gold Miners Bear 3X Shares (DUST)

Direxion Daily Healthcare Bull 3X Shares (CURE)	Direxion Daily Healthcare Bear 3X Shares (SICK)

Direxion Daily Industrial Bull 3X Shares	Direxion Daily Industrial Bear 3X Shares

Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares

Direxion Daily Natural Gas Related Bull 3X Shares (GASL)	Direxion Daily Natural Gas Related Bear 3X Shares (GASX)

Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Regional Banks Bear 3X Shares

Direxion Daily Retail Bull 3X Shares (RETL)	Direxion Daily Retail Bear 3X Shares (RETS)

Direxion Daily Semiconductor Bull 3X Shares (SOXL)	Direxion Daily Semiconductor Bear 3X Shares (SOXS)

Direxion Daily Silver Miners Bull 3X Shares	Direxion Daily Silver Miners Bear 3X Shares

Direxion Daily Utilities Bull 3X Shares (UTLL)	Direxion Daily Utilities Bear 3X Shares (UTLS)

Direxion Daily Wind Energy Bull 3X Shares	Direxion Daily Wind Energy Bear 3X Shares

Specialty Funds

Direxion Daily Clean Energy Bull 3X Shares	Direxion Daily Clean Energy Bear 3X Shares

Direxion Daily Energy Bull 3X Shares (ERX)	Direxion Daily Energy Bear 3X Shares (ERY)

Direxion Daily Financial Bull 3X Shares (FAS)	Direxion Daily Financial Bear 3X Shares (FAZ)

Direxion Daily Real Estate Bull 3X Shares (DRN)	Direxion Daily Real Estate Bear 3X Shares (DRV)

Direxion Daily Technology Bull 3X Shares (TYH)	Direxion Daily Technology Bear 3X Shares (TYP)

Fixed Income Funds

Direxion Daily 7-10 Year Treasury Bull 3X Shares (TYD) (formerly Direxion Daily 10-Year Treasury Bull 3X Shares)	Direxion Daily 7-10-Year Treasury Bear 3X Shares (TYO) (formerly Direxion Daily 10-Year Treasury Bear 3X Shares)

Direxion Daily 20+ Year Treasury Bull 3X Shares (TMF) (formerly Direxion Daily 30-Year Treasury Bull 3X Shares)	Direxion Daily 20+ Year Treasury Bear 3X Shares (TMV) (formerly Direxion Daily 30-Year Treasury Bear 3X Shares)

Direxion Daily Corporate Bond Bull 3X Shares	Direxion Daily Corporate Bond Bear 3X Shares

Direxion Daily High Yield Bull 3X Shares	Direxion Daily High Yield Bear 3X Shares

Direxion Daily Municipal Bond Taxable Bull 3X Shares

Direxion Daily TIPs Bull 3X Shares	Direxion Daily TIPs Bear 3X Shares

Direxion Daily Total Bond Market Bull 3X Shares

This SAI, dated February 28, 2012, is not a prospectus. It should be read in conjunction with the Funds’ prospectus dated February 28, 2012 (“Prospectus”). This SAI is incorporated by reference into the Prospectus. In other words, it is legally part of the Prospectus. To receive a copy of the Prospectus, without charge, write or call the Trust at the address or telephone number listed above.

February 28, 2012

i

ii

THE DIREXION SHARES ETF TRUST

The Trust is a Delaware statutory trust organized on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of 125 separate series or “Funds.”

Prior to September 13, 2010, the Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares and Direxion Daily 20+ Year Treasury Bear 3X Shares pursued different investment strategies under the former fund names, Direxion Daily 10-Year Treasury Bull 3X Shares, Direxion Daily 10-Year Treasury Bear 3X Shares, Direxion Daily 30-Year Treasury Bull 3X Shares and Direxion Daily 30-Year Treasury Bear 3X Shares, respectively.

The Funds seek to provide daily leveraged investment results, before fees and expenses, which correspond to the performance of a particular index or benchmark. The 3X Bull Funds attempt to provide investment results that correlate positively to an index or benchmark. The 3X Bear Funds attempt to provide investment results that correlate negatively to the return of an index or benchmark.

The correlations sought by the 3X Bull Funds and the 3X Bear Funds are a multiple of the returns of the target index or benchmark. The Funds seek a multiple of 300% of the returns of their benchmark indices. For example, the benchmark for the Direxion Daily Large Cap Bull 3X Shares is 300% of the daily total return of the performance of the Russell 1000® Index, while the benchmark for the Direxion Daily Large Cap Bear 3X Shares is 300% of the inverse, or opposite, of the daily total return of the performance of the Russell 1000® Index. If, on a given day, the Russell 1000® Index gains 1%, the Direxion Daily Large Cap Bull 3X Shares is designed to gain approximately 3% (which is equal to 300% of the 1% index gain), while the Direxion Daily Large Cap Bear 3X Shares is designed to lose approximately 3%. Conversely, if the Russell 1000® Index loses 1% on a given day, the Direxion Daily Large Cap Bull 3X Shares is designed to lose approximately 3%, while the Direxion Daily Large Cap Bear 3X Shares is designed to gain approximately 3% (which is equal to -300% of the 1% index loss).

Each Fund issues and redeems Shares only in large blocks of Shares called “Creation Units.” Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of certain of the Funds are listed for trading on the secondary market on the NYSE Arca, Inc. or The NASDAQ Stock Market LLC. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per-share price differential. Investors may acquire Shares directly from each Fund, and shareholder may tender their Shares for redemption directly to each Fund, only in Creation Units of 50,000 Shares, as discussed in the “Purchases and Redemptions” section below.

The Funds offered in this SAI trade, or will trade, on NYSE Arca, Inc. or The NASDAQ Stock Market LLC (each an “Exchange” and collectively, the “Exchanges”). The Funds seek daily leveraged investment results and are intended to be used as short-term trading vehicles. The Funds are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios. The Funds are very different from most mutual funds and exchange-traded funds.

(1)	The Funds pursue daily leveraged investment goals, which means that the Funds are riskier than alternatives that do not use leverage because the Funds magnify the performance of the benchmark of an investment.

(2)	Each 3X Bear Fund pursues investment goals which are inverse to the performance of its benchmark, a result opposite of most mutual funds and exchange-traded funds.

(3)	The Funds seek daily leveraged investment results. The pursuit of these investment goals means that the return of a Fund for a period longer than a full trading day will be the product of the series of daily leveraged returns for each trading day during the relevant period. As a consequence, especially in periods of market volatility, the path of the benchmark during the longer period may be at least as important to a Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day. The Funds are not suitable for all investors.

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The Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the Funds should:

(a)	understand the risks associated with the use of leverage,

(b)	understand the consequences of seeking daily leveraged investment results,

(c)	understand the risk of shorting, and

(d)	intend to actively monitor and manage their investments.

Investors who do not understand the Funds or do not intend to actively manage their funds and monitor their investments should not buy the Funds. There is no assurance that any of the Funds offered in this prospectus will achieve their objectives and an investment in a Fund could lose money. No single Fund is a complete investment program.

If a Fund’s underlying benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money. The Fund’s investment adviser, Rafferty, will attempt to position each Fund’s portfolio to ensure that a Fund does not lose more than 90% of its net asset value on a given trading day. The cost of such downside protection will be limitations on a Fund’s gains. As a consequence, a Fund’s portfolio may not be responsive to index movements beyond 33% on a given trading day in a direction favorable to the Fund. For example, if a 3X Bull Fund’s target index was to gain 35%, a 3X Bull Fund might be limited to a daily gain of 90%, which corresponds to 300% of an index gain of 30%, rather than 300% of the index gain of 35%.

CLASSIFICATION OF THE FUNDS

Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. A Fund is considered “non-diversified” because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that a Fund assumes large positions in the securities of a small number of issuers, the Fund’s net asset value (“NAV”) may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

Each Fund’s classification as a “non-diversified” series means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to continue to meet certain tax-related diversification standards at the end of each quarter of its taxable year.

EXCHANGE LISTING AND TRADING

The Shares of certain of the Funds are currently listed on the Exchanges. If the Shares (which are redeemable only when aggregated in Creation Units) trade on the Exchanges, they may trade at prices that differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchanges necessary to maintain the listing of Shares of each Fund will continue to be met. The Exchanges may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Exchanges, makes further dealings on the Exchanges inadvisable. The Exchanges will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As is the case of other stocks traded on the Exchanges, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

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The trading prices of each Fund’s shares in the secondary market generally differ from each Fund’s daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. Rafferty may, from time to time, make payments to certain market makers in the Trust’s shares. Information regarding the intraday value of shares of each Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which a Fund is listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund as a particular point in time, nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The quotations of certain Fund holdings may not be updated during U.S. trading hours is such holdings do not trade in the U.S. The Funds are not involved in, nor responsible for, the calculation or dissemination of the IOPV and make no representations or warranty as to its accuracy.

INVESTMENT POLICIES AND TECHNIQUES

The 3X Bull Funds generally invest at least 80% of their net assets (plus any borrowings for investment purposes) in the securities of an index and/or: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions, reverse repurchase agreements; and other financial instruments (collectively, “Financial Instruments”). The 3X Bear Funds generally invest at least 80% of their net assets (plus any borrowings for investment purposes) in Financial Instruments, and the remainder in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements (collectively, “Money Market Instruments”). In particular, the Funds below seek the following investment results as compared to their indices or benchmarks:

Fund	Index or Benchmark	Daily Target
Direxion Daily Agribusiness Bull 3X Shares	DAX Global Agribusiness Index	300%
Direxion Daily Agribusiness Bear 3X Shares		-300%
Direxion Daily Basic Materials Bull 3X Shares	Materials Select Sector Index	300%
Direxion Daily Basic Materials Bear 3X Shares		-300%
Direxion Daily Brazil Bull 3X Shares	MSCI Brazil Index	300%
Direxion Daily Brazil Bear 3X Shares		-300%
Direxion Daily BRIC Bull 3X Shares	BNY BRIC Select ADR Index®	300%
Direxion Daily BRIC Bear 3X Shares		-300%
Direxion Daily Canada Bull 3X Shares	MSCI Canada Index	300%
Direxion Daily Canada Bear 3X Shares		-300%
Direxion Daily China Bull 3X Shares	BNY China Select ADR Index®	300%
Direxion Daily China Bear 3X Shares		-300%
Direxion Daily Clean Energy Bull 3X Shares	ISE Earth Wind & Fire (EWF) Index	300%
Direxion Daily Clean Energy Bear 3X Shares		-300%
Direxion Daily Commodity Related Bull 3X Shares	Morgan Stanley® Commodity Related Equity Index	300%
Direxion Daily Commodity Related Bear 3X Shares		-300%
Direxion Daily Consumer Discretionary Bull 3X Shares	Consumer Discretionary Select Sector Index	300%
Direxion Daily Consumer Discretionary Bear 3X Shares		-300%

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Direxion Daily Consumer Staples Bull 3X Shares	Consumer Staples Select Sector Index	300%
Direxion Daily Consumer Staples Bear 3X Shares		-300%
Direxion Daily Corporate Bond Bull 3X Shares	S&P U.S. Corporate Bond Index	300%
Direxion Daily Corporate Bond Bear 3X Shares		-300%
Direxion Daily Developed Markets Bull 3X Shares	MSCI EAFE® Index	300%
Direxion Daily Developed Markets Bear 3X Shares		-300%
Direxion Daily Emerging Markets Bull 3X Shares	MSCI Emerging Markets IndexSM	300%
Direxion Daily Emerging Markets Bear 3X Shares		-300%
Direxion Daily Energy Bull 3X Shares	Russell 1000® Energy Index	300%
Direxion Daily Energy Bear 3X Shares		-300%
Direxion Daily Financial Bull 3X Shares	Russell 1000® Financial Services Index	300%
Direxion Daily Financial Bear 3X Shares		-300%
Direxion Daily Global Infrastructure Bull 3X Shares	Dow Jones Brookfield Global Infrastructure Index	300%
Direxion Daily Global Infrastructure Bear 3X Shares		-300%
Direxion Daily Gold Miners Bull 3X Shares	NYSE Arca Gold Miners Index	300%
Direxion Daily Gold Miners Bear 3X Shares		-300%
Direxion Daily Healthcare Bull 3X Shares	Health Care Select Sector Index	300%
Direxion Daily Healthcare Bear 3X Shares		-300%
Direxion Daily High Yield Bull 3X Shares	Barclays Capital U.S. High- Yield Very Liquid Index	300%
Direxion Daily High Yield Bear 3X Shares		-300%
Direxion Daily India Bull 3X Shares	Indus India Index	300%
Direxion Daily India Bear 3X Shares		-300%
Direxion Daily Indonesia Bull 3X Shares	Market Vectors Indonesia Index	300%
Direxion Daily Indonesia Bear 3X Shares		-300%
Direxion Daily Industrial Bull 3X Shares	Industrial Select Sector Index	300%
Direxion Daily Industrial Bear 3X Shares		-300%
Direxion Daily Junior Gold Miners Index Bull 3X Shares	Market VectorsTM Junior Gold Miners Index	300%
Direxion Daily Junior Gold Miners Index Bear 3X Shares		-300%
Direxion Daily Large Cap Bull 3X Shares	Russell 1000® Index	300%
Direxion Daily Large Cap Bear 3X Shares		-300%
Direxion Daily Large Cap Growth Bull 3X Shares	Russell 1000® Growth Index	300%
Direxion Daily Large Cap Growth Bear 3X Shares		-300%
Direxion Daily Large Cap Value Bull 3X Shares	Russell 1000® Value Index	300%
Direxion Daily Large Cap Value Bear 3X Shares		-300%
Direxion Daily Latin America Bull 3X Shares	S&P Latin America 40 Index	300%
Direxion Daily Latin America Bear 3X Shares		-300%

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Direxion Daily Malaysia Bull 3X Shares	MSCI Malaysia Index	300%
Direxion Daily Malaysia Bear 3X Shares		-300%
Direxion Daily Mid Cap Bull 3X Shares	Russell Midcap® Index	300%
Direxion Daily Mid Cap Bear 3X Shares		-300%
Direxion Daily Municipal Bond Taxable Bull 3X Shares	S&P National AMT-Free Municipal Bond Index	300%
Direxion Daily Natural Gas Related Bull 3X Shares	ISE-Revere Natural Gas IndexTM	300%
Direxion Daily Natural Gas Related Bear 3X Shares		-300%
Direxion Daily Real Estate Bull 3X Shares	MSCI US REIT IndexSM	300%
Direxion Daily Real Estate Bear 3X Shares		-300%
Direxion Daily Regional Banks Bull 3X Shares	Dow Jones U.S. Select Regional Banks Index	300%
Direxion Daily Regional Banks Bear 3X Shares		-300%
Direxion Daily Retail Bull 3X Shares	Russell 1000® Retail Index	300%
Direxion Daily Retail Bear 3X Shares		-300%
Direxion Daily Russia Bull 3X Shares	DAX Global Russia + Index	300%
Direxion Daily Russia Bear 3X Shares		-300%
Direxion Daily Russia Bull 3X Shares	Market Vectors Russia Index (effective March 19, 2012)	300%
Direxion Daily Russia Bear 3X Shares		-300%
Direxion Daily S&P 500® Bull 3X Shares	S&P 500® Index	300%
Direxion Daily S&P 500® Bear 3X Shares		-300%
Direxion Daily Semiconductor Bull 3X Shares	PHLX Semiconductor Sector Index	300%
Direxion Daily Semiconductor Bear 3X Shares		-300%
Direxion Daily Small Cap Bull 3X Shares	Russell 2000® Index	300%
Direxion Daily Small Cap Bear 3X Shares		-300%
Direxion Daily Silver Miners Bull 3X Shares	Solactive Global Silver Miners Index	300%
Direxion Daily Silver Miners Bear 3X Shares		-300%
Direxion Daily South Korea Bull 3X Shares	MSCI Korea Index	300%
Direxion Daily South Korea Bear 3X Shares		-300%
Direxion Daily Taiwan Bull 3X Shares	MSCI Taiwan Index	300%
Direxion Daily Taiwan Bear 3X Shares		-300%
Direxion Daily Technology Bull 3X Shares	Russell 1000® Technology Index	300%
Direxion Daily Technology Bear 3X Shares		-300%
Direxion Daily Thailand Bull 3X Shares	MSCI Thailand Index	300%
Direxion Daily Thailand Bear 3X Shares		-300%
Direxion Daily TIPS Bull 3X Shares	Markit iBoxx TIPS Inflation-Protected Index	300%
Direxion Daily TIPS Bear 3X Shares		-300%
Direxion Daily Total Bond Market Bull 3X Shares	Barclays Capital U.S. Aggregate Bond Index	300%
Direxion Daily Total Market Bull 3X Shares	Russell 3000® Index	300%
Direxion Daily Total Market Bear 3X Shares		-300%

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Direxion Daily Turkey Bull 3X Shares	MSCI Turkey Investable Market Index	300%
Direxion Daily Turkey Bear 3X Shares		-300%
Direxion Daily Utilities Bull 3X Shares	Utilities Select Sector Index	300%
Direxion Daily Utilities Bear 3X Shares		-300%
Direxion Daily Wind Energy Bull 3X Shares	ISE Global Wind Energy Index	300%
Direxion Daily Wind Energy Bear 3X Shares		-300%
Direxion Daily 7-10 Year Treasury Bull 3X Shares	NYSE 7-10 Year Treasury Bond Index	300%
Direxion Daily 7-10 Year Treasury Bear 3X Shares		-300%
Direxion Daily 20+ Year Treasury Bull 3X Shares	NYSE 20 Year Plus Treasury Bond Index	300%
Direxion Daily 20+ Year Treasury Bear 3X Shares		-300%

With the exception of limitations described in the “Investment Restrictions” section below, each Fund may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund’s objective.

This section provides a description of the securities in which a Fund may invest to achieve its investment objective, the strategies it may employ and the corresponding risks of such securities and strategies. The greatest risk of investing in an exchange-traded fund (“ETF”) is that its returns will fluctuate and you could lose money. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets. Both domestic and foreign equity markets could experience increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue. The U.S. government has already taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.

Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continued market turbulence may have an adverse effect on the Funds.

Asset-Backed Securities

A Fund may invest in asset-backed securities of any rating or maturity. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.

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Bank Obligations

Money Market Instruments. The Funds may invest in bankers’ acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”). The Funds also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely a Fund’s ability to resell when it deems advisable to do so.

A Fund may invest in foreign money market instruments, which typically involve more risk that investing in U.S. money market instruments. See “Foreign Securities” below. These risks include, among others, higher brokerage commissions, less public information, and less liquid markets in which to sell and meet large shareholder redemption requests.

Bankers’ Acceptances. Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.” The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

Certificates of Deposit (“CDs”). The FDIC is an agency of the U.S. government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

Commercial Paper. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. A Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor’s® Ratings Services (“S&P®”) or Prime-1 or Prime-2 by Moody’s Investors Service®, Inc. (“Moody’s”), and in other lower quality commercial paper.

Caps, Floors and Collars

The Funds may enter into caps, floors and collars relating to securities, interest rates or currencies. In a cap or floor, the buyer pays a premium (which is generally, but not always a single up-front amount) for the right to receive payments from the other party if, on specified payment dates, the applicable rate, index or asset is greater than (in the case of a cap) or less than (in the case of a floor) an agreed level, for the period involved and the applicable notional amount. A collar is a combination instrument in which the same party buys a cap and sells a floor. Depending upon the terms of the cap and floor comprising the collar, the premiums will partially or entirely offset each other. The notional amount of a cap, collar or floor is used to calculate payments, but is not itself exchanged. The Funds may be both buyers and sellers of these instruments. In addition, the Funds may engage in combinations of put and call options on securities (also commonly known as collars), which may involve physical delivery of securities. Like swaps, caps, floors and collars are very flexible products. The terms of the transactions entered by the Funds may vary from the typical examples described here.

Corporate Debt Securities

A Fund may invest in investment grade corporate debt securities of any rating or maturity. Investment grade corporate bonds are those rated BBB or better by S&P® or Baa or better by Moody’s. Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. See Appendix A for a description of corporate bond ratings. A Fund may also invest in unrated securities.

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Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Depositary Receipts

To the extent a Fund invests in stocks of foreign corporations, a Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Fund investments in depositary receipts, which include ADRs, GDRs and EDRs, are deemed to be investments in foreign securities for purposes of a Fund’s investment strategy.

Equity Securities

Common Stocks. A Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of

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its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities. A Fund may invest in convertible securities that may be considered high yield securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. When investing in convertible securities, a Fund may invest in the lowest credit rating category.

Preferred Stock. A Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. When investing in preferred stocks, a Fund may invest in the lowest credit rating category.

Warrants and Rights. A Fund may purchase warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration, but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Foreign Currencies

A Fund may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks not least being the fluctuation of foreign currency exchange rates with respect to the U.S. dollar. Exchange rates fluctuate for a number of reasons.

Inflation. Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation, long-term results may be the opposite.

Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.

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Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal.

The value of a Fund’s investments is calculated in U.S. dollars each day that the New York Stock Exchange is open for business. As a result, to the extent that a Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, a Fund’s NAV per share as expressed in U.S. dollars (and, therefore, the value of your investment) should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur.

The currency-related gains and losses experienced by a Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of a Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in a Fund’s assets also will be affected by the net investment income generated by the money market instruments in which each Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

A Fund may incur currency exchange costs when it sells instruments denominated in one currency and buy instruments denominated in another.

Currency Transactions. A Fund conducts currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. A Fund also enters into forward currency contracts. See “Options, Futures and Other Strategies” below. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

A Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the Adviser is trying to duplicate. For example, the combination of U.S. dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.

A Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.

A Fund may use forward currency contracts for position hedging if consistent with its policy of trying to expose its net assets to foreign currencies. A Fund is not required to enter into forward currency contracts for hedging purposes and it is possible that a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that a Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible, under certain circumstances, that a Fund may have to limit its currency transactions to qualify as a “regulated investment company” under Subchapter M of Chapter 16/Subtitle A of the Internal Revenue Code of 1986, as amended (“Code”)(“RIC”). See “Dividends, Other Distributions and Taxes.”

A Fund currently does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market

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value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If a Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, a Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, a Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Since a Fund invests in money market instruments denominated in foreign currencies, it may hold foreign currencies pending investment or conversion into U.S. dollars. Although a Fund values its assets daily in U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund will convert its holdings from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if a Fund tries to resell the currency to the dealer.

Foreign Currency Options. A Fund may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter (“OTC”) market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. OTC options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Foreign Currency Exchange-Related Securities.

Foreign currency warrants. Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is

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determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Principal exchange rate linked securities. Principal exchange rate linked securities (“PERLsSM”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance indexed paper. Performance indexed paper (“PIPsSM”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Foreign Securities

A Fund may have both direct and indirect exposure through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to foreign securities. In most cases, the best available market for foreign securities will be on exchanges or in OTC markets located outside the United States.

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

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Brazil. Investing in Brazil involves certain considerations not typically associated with investing in the United States. Additional considerations include: (i) investment and repatriation controls, which could affect a Fund’s ability to operate, and to qualify for the favorable tax treatment afforded to RICs for U.S. Federal income tax purposes; (ii) fluctuations in the rate of exchange between the Brazilian Real and the U.S. dollar; (iii) the generally greater price volatility and lesser liquidity that characterize Brazilian securities markets, as compared with U.S. markets; (iv) the effect that balance of trade could have on Brazilian economic stability and the Brazilian government's economic policy; (v) potentially high rates of inflation; (vi) governmental involvement in and influence on the private sector; (vii) Brazilian accounting, auditing and financial standards and requirements, which differ from those in the United States; (viii) political and other considerations, including changes in applicable Brazilian tax laws; and (ix) restrictions on investments by foreigners. While the economy of Brazil has enjoyed substantial economic growth in recent years there can be no guarantee this growth will continue.

China. Investing in China involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or currency markets. These risks include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii)greater governmental involvement in and control over the economy, interest rates and currency exchange rates; (iii) controls on foreign investment and limitations on repatriation of invested capital; (iv) greater social, economic and political uncertainty (including the risk of war); (v) dependency on exports and the corresponding importance of international trade; (vi) currency exchange rate fluctuations; and (vii) the risk that certain companies in which the Fund may invest may have dealings with countries subject to sanctions or embargoes imposed by the U.S. government or identified as state sponsors of terrorism. The government of China maintains strict currency controls in support of economic, trade and political objectives and regularly intervenes in the currency market. The government's actions in this respect may not be transparent or predictable. As a result, the value of the Yuan, and the value of securities designed to provide exposure to the Yuan, can change quickly and arbitrarily. Furthermore, it is difficult for foreign investors to directly access money market securities in China because of investment and trading restrictions. While the economy of China has enjoyed substantial economic growth in recent years there can be no guarantee this growth will continue. These and other factors may decrease the value and liquidity of a Fund's investments.

Developing and Emerging Markets. Emerging and developing markets abroad may offer special opportunities for investing but may have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

Asia-Pacific Countries. In addition to the risks of foreign investing and the risks of investing in emerging markets, the developing market Asia-Pacific countries in which the Funds may invest are subject to certain additional or specific risks. Certain Funds may make substantial investments in Asia-Pacific countries. In the Asia-Pacific markets, there is a high concentration of market capitalization and trading volume in a small number of issuers

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representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region, such as Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment, result in potentially fewer investment opportunities for a Fund and may have an adverse impact on a Fund’s investment performance.

Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and/or (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a heavy role in regulating and supervising the economy.

An additional risk common to most such countries is that the economy is heavily export-oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also present risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors. The legal systems in certain developing market Asia-Pacific countries also may have an adverse impact on a Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder's investment, the notion of limited liability is less clear in certain emerging market Asia-Pacific countries. Similarly, the rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.

Governments of many developing market Asia-Pacific countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in developing market Asia-Pacific countries, which could affect private sector companies and a Fund itself, as well as the value of securities in a Fund's portfolio. In addition, economic statistics of developing market Asia-Pacific countries may be less reliable than economic statistics of more developed nations.

It is possible that developing market Asia-Pacific issuers may not be subject to the same accounting, auditing and financial reporting standards as U.S. companies. Inflation accounting rules in some developing market Asia-Pacific countries require companies that keep accounting records in the local currency, for both tax and accounting purposes, to restate certain assets and liabilities on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain developing market Asia-Pacific companies. In addition, satisfactory custodial services for investment securities may not be available in some developing Asia-Pacific countries, which may result in a Fund incurring additional costs and delays in providing transportation and custody services for such securities outside such countries.

Certain developing Asia-Pacific countries are especially large debtors to commercial banks and foreign governments. Fund management may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular developing Asia-Pacific country. A Fund may invest in countries in which foreign investors, including management of the Fund, have had no or limited prior experience.

India. Investments in India involve special considerations not typically associated with investing in countries with more established economies or currency markets. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. Agriculture occupies a prominent position in the Indian economy and the Indian economy therefore may be negatively affected by adverse weather conditions. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. While the Indian government has implemented

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economic structural reform with the objective of liberalizing India's exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financial sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. While the government of India is moving to a more liberal approach, it still places restrictions on the capability and capacity of foreign investors to access and trade Rupee directly. Foreign investors in India still face burdensome taxes on investments in income producing securities. While the economy of India has enjoyed substantial economic growth in recent years there can be no guarantee this growth will continue. These and other factors may decrease the value and liquidity of a Fund's investments.

Latin America. Investments in Latin American countries involve special considerations not typically associated with investing in the United States. Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. In addition, the political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. Certain Latin American countries may also have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the value of the Mexican peso lost more than one-third of its value relative to the dollar. Certain Latin American countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Finally, a number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

Russia. Investing in Russia involves risks and special considerations not typically associated with investing in United States. Since the breakup of the Soviet Union at the end of 1991, Russia has experienced dramatic political and social change. The political system in Russia is emerging from a long history of extensive state involvement in economic affairs. The country is undergoing a rapid transition from a centrally-controlled command system to a market-oriented, democratic model. As a result, relative to companies operating in Western economies, companies in Russian are characterized by a lack of: (i) management with experience of operating in a market economy; (ii) modern technology; and, (iii) a sufficient capital base with which to develop and expand their operations. It is unclear what will be the future effect on Russian companies, if any, of Russia’s continued attempts to move toward a more market-oriented economy. Russia’s economy has experienced severe economic recession, if not depression, since 1990 during which time the economy has been characterized by high rates of inflation, high rates of unemployment, declining gross domestic product, deficit government spending, and a devaluing currency. The economic reform program has involved major disruptions and dislocations in various sectors of the economy, and those problems have been exacerbated by growing liquidity problems. Further, Russia presently receives significant financial assistance from a number of countries through various programs. To the extent these programs are reduced or eliminated in the future, Russian economic development may be adversely impacted. The laws and regulations in Russia affecting Western investment business continue to evolve in an unpredictable manner. Russian laws and regulations, particularly those involving taxation, foreign investment and trade, title to property or securities, and transfer of title, which may be applicable to the Fund’s activities are relatively new and can change quickly and unpredictably in a manner far more volatile than in the United States or other developed market economies. Although basic commercial laws are in place, they are often unclear or contradictory and subject to varying interpretation, and may at any time be amended, modified, repealed or replaced in a manner adverse to the interest of the Fund.

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Hybrid Instruments

A Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. A hybrid could be, for example, a bond issued by an oil company that pays a small base level of interest, in addition to interest that accrues when oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of a Fund.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investment in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Illiquid Investments and Restricted Securities

Each Fund may purchase and hold illiquid investments. No Fund will purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), which the Board of Trustees (“Board” or “Trustees”) or Rafferty, the Funds’ investment adviser, has determined under Board-approved guidelines are liquid. No Fund, however, currently anticipates investing in such restricted securities.

The term “illiquid investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days; (2) securities for which market quotations are not readily available; (3) OTC options and their underlying collateral; (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; and (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board; and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that a Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on NAV.

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Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities, and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

Indexed Securities

A Fund may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See “Illiquid Investments and Restricted Securities” above.

Interest Rate Swaps

A Fund may enter into interest rate swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account maintained by an approved custodian, Rafferty believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions. The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by each Fund’s custodian. A Fund will not enter into any interest rate swap unless Rafferty believes that the other party to the transaction is creditworthy. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

Junk Bonds

A Fund may invest in lower-rated debt securities, including securities in the lowest credit rating category, of any maturity, often called “junk bonds.”

Junk bonds generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur.

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The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. Changes by recognized rating services in their rating of a fixed-income security may affect the value of these investments. A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Rafferty will monitor the investment to determine whether continued investment in the security will assist in meeting a Fund’s investment objective.

Mortgage-Backed Securities

A Fund may invest in mortgage-backed securities. A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.

Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae®” or “GNMA”), Federal National Mortgage Association (“Fannie Mae®” or “FNMA”) or Federal Home Loan Mortgage Corporation (“Freddie Mac®” or “FHLMC”), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgages backed by the Federal Housing Administration, but also sells some non-governmentally backed mortgages. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The corporation’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government. The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

Collateralized mortgage obligations (“CMOs”) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as “Mortgage Assets”). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. government obligations. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If

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the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

Municipal Obligations

A Fund may invest in municipal obligations. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality of the issuers. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer’s future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded OTC, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features, which enable a Fund to demand payment from the issuer or a financial intermediary on short notice.

Options, Futures and Other Strategies

General. A Fund may use certain options (traded on an exchange or OTC, or otherwise), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes or to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”). In addition, a Fund’s ability to use Financial Instruments will be limited by tax considerations. See “Dividends, Other Distributions and Taxes.” Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, each Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty may utilize these opportunities to the extent that they are consistent with a Fund’s investment objective and permitted by a Fund’s investment limitations and applicable regulatory authorities. A Fund’s Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

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Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon Rafferty’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction. Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3) As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that a Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Cover. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, the Bank of New York Mellon (“BNYM”), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover or accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange® (“CBOE®”), the Exchanges and other exchanges, as well as the OTC markets.

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By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Risks of Options on Currencies and Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from which it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

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Options on Indices. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500® Index, the NYSE Composite Index or the AMEX® Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from a Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to a Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require a Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Forward Contracts. The Funds may enter into equity, equity index or interest rate forward contracts for purposes of attempting to gain exposure to an index or group of securities without actually purchasing these securities, or to hedge a position. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date. Because they are two-party contracts and because they may have terms greater than seven days, forward contracts may be considered to be illiquid for the Fund’s illiquid investment limitations. A Fund will not enter into any forward contract unless Rafferty believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor.

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Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. A Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

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Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Combined Positions. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

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Other Investment Companies

Open-End and Closed-End Investment Companies. The Funds may invest in shares of open-end and closed-end investment companies in accordance with the investment restrictions in the 1940 Act. Shares of an ETF that has received exemptive relief from the SEC to permit other funds to invest in the shares without these limitations are excluded from such restrictions. A Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company’s advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company. To the extent that a Fund invests in open-end or closed-end investment companies that invest primarily in the securities of companies located outside the United States, see the risks related to foreign securities set forth above.

Exchange-Traded Funds. The Funds may invest in ETFs, which are registered investment companies, partnerships or trusts that are bought and sold on a securities exchange. A Fund may also invest in exchange-traded notes (“ETN”), which are structured debt securities. Additionally, a Fund may invest in swap agreements referencing ETFs. Whereas ETFs’ liabilities are secured by their portfolio securities, ETNs’ liabilities are unsecured general obligations of the issuer. Most ETFs and ETNs are designed to track a particular market segment or index. ETFs and ETNs share expenses associated with their operation, typically including, with respect to ETFs, advisory fees. When a Fund invests in an ETF or ETN, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF’s or ETN’s expenses. The risks of owning an ETF or ETN generally reflect the risks of owning the underlying securities the ETF or ETN is designed to track, although lack of liquidity in an ETF or ETN could result in it being more volatile than the underlying portfolio of securities. If a Fund invests in ETFs or swap agreements referencing ETFs, the underlying ETFs may not necessarily track the same index as the Fund. In addition, because of ETF or ETN expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF or ETN. The value of an ETN security should also be expected to fluctuate with the credit rating of the issuer.

Zero-Coupon Securities

A Fund may invest in zero-coupon securities of any rating or maturity. Zero-coupon securities make no periodic interest payment, but are sold at a deep discount from their face value (“original issue discount”). The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The original issue discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. If the issuer defaults, a Fund may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon security holders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than securities paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the securities reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause a Fund to recognize income and to be required to make distributions thereof to shareholders before it receives any cash payments on its investment. Thus, a Fund could be required at times to liquidate other investments to satisfy distribution requirements. See “Payment-In-Kind Securities and Strips” below and “Dividends, Other Distributions and Taxes – Income from Zero-Coupon and Payment-in-Kind Securities.”

Payment-In-Kind Securities and Strips

A Fund may invest in payment-in-kind securities and strips of any rating or maturity. Payment-in-kind securities allow the issuer, at its option, to make current interest payments on the bonds either in cash or in bonds. Both zero-coupon securities and payment-in-kind securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments to satisfy distribution requirements. A Fund may also invest in strips, which are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero-coupon securities. Like zero-coupon securities and payment-in-kind securities, strips are generally more sensitive to interest rate fluctuations than interest paying securities of comparable term and quality.

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Real Estate Companies

A Fund may make investments in the securities of real estate companies, which are regarded as those which derive at least 50% of their respective revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate, or have at least 50% of their respective assets in such real estate. Such investments include common stocks (including real estate investment trust (“REIT”) shares, see “Real Estate Investment Trusts” below), rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents, in Rafferty’s view, a significant element of the securities’ value, and preferred stocks.

Real Estate Investment Trusts

A Fund may make investments in REITs. REITs include equity, mortgage and hybrid REITs. Equity REITs own real estate properties, and their revenue comes principally from rent. Mortgage REITs loan money to real estate owners, and their revenue comes principally from interest earned on their mortgage loans. Hybrid REITs combine characteristics of both equity and mortgage REITs. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the federal tax law, failure to qualify as an exempt entity under the 1940 Act and the fact that REITs are not diversified.

Repurchase Agreements

A Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. government security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during a Fund’s holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. No Fund may enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See “Illiquid Investments and Restricted Securities” above.

A Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by a Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, a Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by a Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to repurchase the security. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

Reverse Repurchase Agreements

A Fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below

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the price of the securities a Fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities. During that time, a Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of a Fund’s limitation on borrowing.

Short Sales

A Fund may engage in short sale transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed stock, a Fund will: (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short; or (2)  otherwise cover a Fund’s short position.

Swap Agreements

A Fund may enter into swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. A Fund also will establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s illiquid investment limitations. A Fund will not enter into any swap agreement unless Rafferty believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

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A Fund may enter into a swap agreement with respect to an equity market index in circumstances where Rafferty believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Unrated Debt Securities

A Fund may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

U.S. Government Sponsored Enterprises (“GSE”)

GSE securities are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Some obligations issued by GSEs and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. Those securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. government currently provides financial support to such GSEs or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

Certain U.S. government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. Others, such as securities issued by the Fannie Mae© and Freddie Mac©, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to GSEs or instrumentalities if it is not legally obligated to do so. A fund will invest in securities of such instrumentalities only when Rafferty is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

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U.S. Government Securities

A Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

U.S. government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, Fannie Mae©, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, Ginnie Mae®, the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, Freddie Mac©, the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association (“Sallie Mae©”).

In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae© and Freddie Mac® had been placed in conservatorship. Since that time, Fannie Mae© and Freddie Mac® have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases of their mortgage backed securities (“MBS”). The FHFA and the U.S. Treasury (through its agreement to purchase Fannie Mae© and Freddie Mac® preferred stock) have imposed strict limits on the size of their mortgage portfolios. While the MBS purchase programs ended in 2010, the U.S. Treasury continues its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. While the U.S. Treasury is committed to offset negative equity at Fannie Mae© and Freddie Mac® through its preferred stock purchases through 2012, no assurance can be given that any Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure that Fannie Mae© and Freddie Mac® will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue beyond that date.

In addition, the problems faced by Fannie Mae© and Freddie Mac®, resulting in their being placed into federal conservatorship and receiving significant U.S. Government support, have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. The Obama Administration produced a report to Congress on February 11, 2011, outlining a proposal to wind down Fannie Mae© and Freddie Mac® by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio. Serious discussions among policymakers continue, however, as to whether Fannie Mae© and Freddie Mac® should be nationalized, privatized, restructured, or eliminated altogether. Fannie Mae© and Freddie Mac® also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of Fannie Mae© and Freddie Mac® is in question as the U.S. Government considers multiple options.

Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of a Fund’s portfolio investments in these securities.

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When-Issued Securities

A Fund may enter into firm commitment agreements for the purchase of securities on a specified future date. A Fund may purchase, for example, new issues of fixed-income instruments on a when-issued basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of transaction. A Fund will not purchase securities on a when-issued basis if, as a result, more than 15% of its net assets would be so invested. If a Fund enters into a firm commitment agreement, liability for the purchase price and the rights and risks of ownership of the security accrue to a Fund at the time it becomes obligated to purchase such security, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of such an agreement would be to obligate a Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time a Fund is obligated to purchase such a security, it will be required to segregate assets with an approved custodian in an amount sufficient to settle the transaction.

Investing in the Utilities Industry

Certain of the Funds concentrate their investments in the utilities industry and the value of these Funds’ shares may be more volatile than funds that do not similarly concentrate their investments. These Funds are susceptible to economic, political or regulatory (or deregulatory) risks or other occurrences associated with the utilities industry. These risks can include, for example, increases in fuel and other operating costs; high interest expenses for capital construction programs; failure of regulatory authorities to approve rate changes; costs associated with compliance of environmental and nuclear safety regulations; service interruption due to environmental, operational or other mishaps; the effects of economic slowdowns; surplus capacity and competition; changes in the overall regulatory climate that may result in increased costs or the impairment of utility companies to operate their facilities; or deregulation of certain utilities creating competitive challenges, or mergers and acquisitions opportunities. The rates charged by utility companies for utility-related goods or services and the operations of utilities companies often are subject to review and limitations by utilities’ regulatory commissions which may directly impact utility companies’ growth and distributions.

Other Investment Risks and Practices

Borrowing. A Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Fund’s NAV and on a Fund’s investments. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

A Fund may borrow money to facilitate management of a Fund’s portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

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Lending Portfolio Securities.

Each Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities, shares of registered and unregistered money market funds and cash as collateral with a Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. The value of this collateral could decline, causing the Fund to experience a loss. While a Fund’s portfolio securities are on loan, a Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. A Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on a four-business days notice or by the borrower on a one-day notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. A Fund could lose money from securities lending if, for example, it is delayed or prevented from selling the collateral after a loan is made, in recovering the securities loaned or if the Fund incurs losses on the reinvestment of cash collateral. Each Fund currently has no intention of lending its portfolio securities.

Portfolio Turnover. The Trust anticipates that each Fund’s annual portfolio turnover will vary. A Fund’s portfolio turnover rate is calculated by the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of a Fund’s investments may have a remaining maturity of less than one year; in that case, the portfolio turnover rate for that period would be equal to zero. However, each Fund’s portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund’s shareholders resulting from its distributions of increased net capital gains, if any, recognized as a result of the sales. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Risk of Tracking Error

Several factors may affect a Fund’s ability to track the performance of its applicable index. Among these factors are: (1) Fund expenses, including brokerage expenses and commissions (which may be increased by high portfolio turnover); (2) less than all of the securities in the target index being held by a Fund and securities not included in the target index being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the cash market comprising an index; (4) bid-ask spreads; (5) a Fund holding instruments that are illiquid or the market for which becomes disrupted; (6) the need to conform a Fund’s portfolio holdings to comply with that Fund’s investment restrictions or policies, or regulatory or tax law requirements; and (7) market movements that run counter to a 3X Bull Fund’s investments (which will cause divergence between a Fund and its target index over time due to the mathematical effects of leveraging).

While index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviation, such as on a daily basis, does occur with these instruments. As a result, a Fund’s short-term performance will reflect such deviation from its target index.

In the case of Bear ETFs whose NAVs are intended to move inversely from their target indices, the factor of compounding also may lead to tracking error. Even if there is a perfect inverse correlation between a Fund and the return of its applicable target index on a daily basis, the symmetry between the changes in the benchmark and the changes in a Fund’s NAV can be altered significantly over time by a compounding effect. For example, if a Fund

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achieved a perfect inverse correlation with its target index on every trading day over an extended period and the level of returns of that index significantly decreased during that period, a compounding effect for that period would result, causing an increase in a Fund’s NAV by a percentage that is somewhat greater than the percentage that the index’s returns decreased. Conversely, if a Fund maintained a perfect inverse correlation with its target index over an extended period and if the level of returns of that index significantly increased over that period, a compounding effect would result, causing a decrease of a Fund’s NAV by a percentage that would be somewhat less than the percentage that the index returns increased.

Leverage

Each Fund intends regularly to use leveraged investment techniques in pursuing its investment objectives. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the amount the Fund has invested. Leverage creates the potential for greater gains to shareholders of these Funds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage is likely to cause higher volatility of the net asset values of these Funds’ Shares. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Fund to pay interest which would decrease the Fund’s total return to shareholders. If these Funds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these Funds not been leveraged.

Special Note Regarding the Correlation Risks of the Funds. As discussed in the Prospectus, each of the Funds is “leveraged” in the sense that each has an investment objective to match a multiple of the performance of an index on a given day. The Funds are subject to all of the correlation risks described in the Prospectus. In addition, there is a special form of correlation risk that derives from the Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than, or less than, the index performance times the stated multiple in the fund objective.

A Fund’s return for periods longer than one day is primarily a function of the following:

a)	index performance;

b)	index volatility;

c)	financing rates associated with leverage;

d)	other fund expenses;

e)	dividends paid by companies in the index; and

f)	period of time.

The fund performance for a Fund can be estimated given any set of assumptions for the factors described above. The tables below illustrate the impact of two factors, index volatility and index performance, on a Fund. Index volatility is a statistical measure of the magnitude of fluctuations in the returns of an index and is calculated as the standard deviation of the natural logarithms of one plus the index return (calculated daily), multiplied by the square root of the number of trading days per year (assumed to be 252). The tables show estimated Fund returns for a number of combinations of index performance and index volatility over a one year period. Assumptions used in the tables include: a) no dividends paid by the companies included in the index; b) no fund expenses; and c) borrowing/lending rates (to obtain leverage) of zero percent. If fund expenses were included, the Fund’s performance would be lower than shown.

As shown in Tables 1 and 2 below, a 3X Bull Fund would be expected to lose 17.1% and a 3X Bear Fund would be expected to lose 31.3% if their Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period widens to approximately 81.5% for the 3X Bull Fund and 96.6% for the 3X Bear Fund.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, it is likely that a 3X Bull Fund would lose 95% of its value and a 3X Bear Fund would lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

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In the charts below, areas shaded green represent those scenarios where a Fund with the investment objective described will outperform (i.e., return more than) the index performance times the stated multiple in the Fund’s investment objective; conversely areas shaded red represent those scenarios where the Fund will underperform (i.e., return less than) the index performance times the stated multiple in the Fund’s investment objective. These tables are intended to underscore the fact that the Funds are designed as short-term trading vehicles for investors who intend to actively monitor and manage their portfolios. They are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For additional information regarding correlation and volatility risk for the Funds, see “Effects of Compounding and Market Volatility Risk” in the prospectus.

Table 1 – 3X Bull Fund

	000000000	000000000	000000000	000000000	000000000	000000000
One Year Index	300% One Year Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

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Table 2 – 3X Bear Fund

	000000000	000000000	000000000	000000000	000000000	000000000
One Year Index	-300% One Year Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%
-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%
-40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%
-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%
-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%
-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%
0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%
10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%
20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%
30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%
40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%
50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%
60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%

The foregoing tables are intended to isolate the effect of index volatility and index performance on the return of a 3X Bull Fund. The Fund’s actual returns may be significantly greater or less than the returns shown above as a result of any of factors discussed above or under “Effects of Compounding and Market Volatility Risk” in the Prospectus.

INVESTMENT RESTRICTIONS

The Trust, on behalf of each Fund, has adopted the following investment policies which are fundamental policies that may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act. As defined by the 1940 Act, a “vote of a majority of the outstanding voting securities of the Fund” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Each Fund’s investment objective is a non-fundamental policy of the Fund. Non-fundamental policies may be changed by the Board without shareholder approval.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

Each Fund may not:

1.	Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.	Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

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3.	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	Except for any Fund that is “concentrated” in an industry or group of industries within the meaning of the 1940 Act, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

5.	Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

6.	Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts and other financial instruments.

7.	Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or other investment company securities.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, Rafferty is responsible for decisions to buy and sell securities for each Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that a Fund may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer’s “spread,” the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

In effecting portfolio transactions for a Fund, Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available. With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to a Fund or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. Each Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and Rafferty from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty may use research and services provided to it by brokers in servicing all Funds; however, not all such services may be used by Rafferty in connection with a Fund. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty, this information and these services are of indeterminable value and would not reduce Rafferty’s investment advisory fee to be paid by a Fund.

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Purchases and sales of U.S. government securities normally are transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

Aggregate brokerage commissions paid by each of the following Funds for the periods shown are set forth in the tables below.

Direxion Daily Large Cap Bull 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$855,217
Year Ended October 31, 2010	$751,818
November 5, 2008 – October 31, 2009	$1,798,019.57

Direxion Daily Large Cap Bear 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$954,041
Year Ended October 31, 2010	$1,317,733
November 5, 2008 – October 31, 2009	$2,007,728.93

Direxion Daily Mid Cap Bull 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$190,293
Year Ended October 31, 2010	$162,092
January 9, 2009 – October 31, 2009	$110,514.89

Direxion Daily Mid Cap Bear 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$121,288
Year Ended October 31, 2010	$102,985
January 9, 2009 – October 31, 2009	$90,096.82

Direxion Daily Small Cap Bull 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$3,622,984
Year Ended October 31, 2010	$1,615,230
November 5, 2008 – October 31, 2009	$1,769,525.93

Direxion Daily Small Cap Bear 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$4,254,821
Year Ended October 31, 2010	$3,316,323
November 5, 2008 – October 31, 2009	$1,910,100.85

Direxion Daily BRIC Bull 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$8,238
March 3, 2010 – October 31, 2010	$6,119

Direxion Daily BRIC Bear 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$11,548
March 3, 2010 – October 31, 2010	$12,068

Direxion Daily China Bull 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$234,684
December 3, 2009 – October 31, 2010	$121,180

Direxion Daily China Bear 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$103,177
December 3, 2009 – October 31, 2010	$61,163

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Direxion Daily Developed Markets Bull 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$114,962
Year Ended October 31, 2010	$94,179
December 17, 2008 – October 31, 2009	$53,126.39

Direxion Daily Developed Markets Bear 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$118,188
Year Ended October 31, 2010	$106,321
December 17, 2008 – October 31, 2009	$61,348.49

Direxion Daily Emerging Markets Bull 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$1,490,240
Year Ended October 31, 2010	$1,445,739
December 17, 2008 – October 31, 2009	$701,639.82

Direxion Daily Emerging Markets Bear 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$815,597
Year Ended October 31, 2010	$1,008,404
December 17, 2008 – October 31, 2009	$370,358.67

Direxion Daily India Bull 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$37,439
March 3, 2010 – October 31, 2010	$7,776

Direxion Daily India Bear 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$17,274
March 3, 2010 – October 31, 2010	$10,726

Direxion Daily Latin America Bull 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$171,288
December 3, 2009 – October 31, 2010	$119,933

Direxion Daily Latin America Bear 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$33,634
December 3, 2009 – October 31, 2010	$43,497

Direxion Daily Russia Bull 3X Shares	Brokerage Fees Paid
May 25, 2011 – October 31, 2011	$16,203

Direxion Daily Russia Bear 3X Shares	Brokerage Fees Paid
May 25, 2011 – October 31, 2011	$26,603

Direxion Daily Agribusiness Bull 3X Shares	Brokerage Fees Paid
May 25, 2011 – October 31, 2011	$13,529

Direxion Daily Agribusiness Bear 3X Shares	Brokerage Fees Paid
May 25, 2011 – October 31, 2011	$20,647

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Direxion Daily Basic Materials Bull 3X Shares	Brokerage Fees Paid
June 15, 2011 – October 31, 2011	$8,831

Direxion Daily Basic Materials Bear 3X Shares	Brokerage Fees Paid
June 15, 2011 – October 31, 2011	$22,001

Direxion Daily Gold Miners Bull 3X Shares	Brokerage Fees Paid
December 7, 2010 – October 31, 2011	$98,749

Direxion Daily Gold Miners Bear 3X Shares	Brokerage Fees Paid
December 7, 2010 – October 31, 2011	$41,016

Direxion Daily Healthcare Bull 3X Shares	Brokerage Fees Paid
June 15, 2010 – October 31, 2011	$7,231

Direxion Daily Healthcare Bear 3X Shares	Brokerage Fees Paid
June 15, 2010 – October 31, 2011	$12,668

Direxion Daily Natural Gas Bull 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$79,392
March 3, 2010 – October 31, 2010	$1,975

Direxion Daily Natural Gas Bear 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$11,169
March 3, 2010 – October 31, 2010	$3,590

Direxion Daily Retail Bull 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$16,845
July 14, 2010 – October 31, 2010	$1,449

Direxion Daily Retail Bear 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$6,192
July 14, 2010 – October 31, 2010	$2,630

Direxion Daily Semiconductor Bull 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$460,471
March 9, 2010 – October 31, 2010	$122,791

Direxion Daily Semiconductor Bear 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$191,971
March 9, 2010 – October 31, 2010	$53,448

Direxion Daily Energy Bull 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$1,130,155
Year Ended October 31, 2010	$682,284
November 7, 2008 – October 31, 2009	$1,031,442.17

Direxion Daily Energy Bear 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$538,472
Year Ended October 31, 2010	$288,693
November 7, 2008 – October 31, 2009	$472,421.12

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Direxion Daily Financial Bull 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$5,333,044
Year Ended October 31, 2010	$5,043,682
November 7, 2008 – October 31, 2009	$7,733,344.30

Direxion Daily Financial Bear 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$5,304,291
Year Ended October 31, 2010	$5,602,201
November 7, 2008 – October 31, 2009	$9,862,748.53

Direxion Daily Technology Bull 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$626,106
Year Ended October 31, 2010	$678,929
December 18, 2008 – October 31, 2009	$260,851.70

Direxion Daily Technology Bear 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$268,492
Year Ended October 31, 2010	$319,278
December 18, 2008 – October 31, 2009	$142,855.70

Direxion Daily Real Estate Bull 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$565,132
Year Ended October 31, 2010	$678,171
July 16, 2009 – October 31, 2009	$212,468.18

Direxion Daily Real Estate Bear 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$345,446
Year Ended October 31, 2010	$601,920
July 16, 2009 – October 31, 2009	$84,205.93

Direxion Daily 7-10 Year Treasury Bull 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$77,694
Year Ended October 31, 2010	$41,039
April 16, 2009 – October 31, 2009	$6,631.59

Direxion Daily 7-10 Year Treasury Bear 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$174,591
Year Ended October 31, 2010	$109,829
April 16, 2009 – October 31, 2009	$25,166.69

Direxion Daily 20+ Year Treasury Bull 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$167,671
Year Ended October 31, 2010	$51,065
April 16, 2009 – October 31, 2009	$21,967.08

Direxion Daily 20+ Year Treasury Bear 3X Shares	Brokerage Fees Paid
Year Ended October 31, 2011	$1,573,862
Year Ended October 31, 2010	$743,033
April 16, 2009 – October 31, 2009	$213,066.33

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PORTFOLIO HOLDINGS INFORMATION

Disclosure of a Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. In addition, each Fund’s portfolio holdings will be made available on the Funds’ website at www.direxionshares.com each day the Funds are open for business.

The portfolio composition file (“PCF”) and the IOPV, which contain portfolio holdings information, is made available daily, including to the Funds’ service providers to facilitate the provision of services to the Funds and to certain other entities as necessary for transactions in Creation Units. Such entities may be limited to National Securities Clearing Corporation (“NSCC”) members, subscribers to various fee-based services, investors that have entered into an authorized participant agreement with the Distributor and the transfer agent or purchase Creation Units through a dealer that has entered into such an agreement (“Authorized Participants”), and other institutional market participants that provide information services. Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or through other fee-based services to NSCC members and/or subscribers to the fee-based services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market.

Daily access to the PCF file and IOPV is permitted to: (i) certain personnel of service providers that are involved in portfolio management and providing administrative, operational, or other support to portfolio management; (ii) Authorized Participants through NSCC, and (iii) other personnel of the Adviser and the Funds’ distributor, administrator, custodian and fund accountant who are involved in functions which may require such information to conduct business in the ordinary course.

From time to time, rating and ranking organizations such as Standard & Poor’s® and Morningstar®, Inc. may request complete portfolio holdings information in connection with rating a Fund. To prevent such parties from potentially misusing the complete portfolio holdings information, a Fund will generally only disclose such information no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.

In addition, the Funds’ President may grant exceptions to permit additional disclosure of the complete portfolio holdings information at differing times and with differing lag times to rating agencies and to the parties noted above, provided that (1) a Fund has a legitimate business purpose for doing so; (2) it is in the best interests of shareholders; (3) the recipient is subject to a confidentiality agreement; and (4) the recipient is subject to a duty not to trade on the nonpublic information. The Chief Compliance Officer shall report any disclosures made pursuant to this exception to the Board.

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MANAGEMENT OF THE TRUST

The Board of Trustees

The Trust is governed by its Board. The Board is responsible for and oversees the overall management and operations of the Trust and the Funds, which includes the general oversight and review of the Funds’ investment activities, in accordance with federal law and the law of the State of Delaware, as well as the stated policies of the Funds. The Board oversees the Trust’s officers and service providers, including Rafferty, which is responsible for the management of the day-to-day operations of the Funds based on policies and agreements reviewed and approved by the Board. In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers, including personnel from Rafferty, BNYM and Alaric Compliance Services, LLC (“Alaric”), and the Trust’s Chief Compliance Officer (“CCO”). The Board also is assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel and other professionals as appropriate.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and the Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds. Rafferty, as part of its responsibilities for the day-to-day operations of the Funds, is responsible for day-to-day risk management for the Funds. The Board, in the exercise of its reasonable business judgment performs its risk management oversight directly and, as to certain matters, through its committees (described below) and through the Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.

The Board has adopted, and periodically reviews, policies and procedures designed to address risks to the Trust and the Funds. In addition, under the general oversight of the Board, Rafferty and other service providers to the Funds have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Funds. Different processes, procedures and controls are employed with respect to different types of risks.

The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons. The CCO and senior officers of Rafferty, BNYM and Alaric regularly report to the Board on a range of matters, including those relating to risk management. The Board also regularly receives reports from Rafferty and BNYM with respect to the Funds’ investments. In addition to regular reports from these parties, the Board also receives reports regarding other service providers to the Trust, either directly or through Rafferty, BNYM, Alaric or the CCO, on a periodic or regular basis. At least annually, the Board receives a report from the CCO regarding the effectiveness of the Funds’ compliance program. Also, on an annual basis, the Board receives reports, presentations and other information from Rafferty in connection with the Board’s consideration of the renewal of each of the Trust’s agreements with Rafferty and the Trust’s distribution plan under Rule 12b-1 under the 1940 Act.

The CCO reports regularly to the Board on Fund valuation matters. The Audit Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Funds’ compliance program.

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Board Structure and Related Matters

Board members who are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”) constitute three-quarters of the Board. The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter approved by the Board that delineates the specific responsibilities of that committee. The Board has established three standing committees: the Audit Committee, the Nominating Committee and the Qualified Legal Compliance Committee. For example, the Audit Committee is responsible for specific matters related to oversight of the Funds’ independent auditors, subject to approval of the Audit Committee’s recommendations by the Board. The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Chairman of the Board is not an Independent Trustee and the Board has chosen not to have a lead Independent Trustee. However, the Board believes that its leadership structure, including its Independent Trustees and Board committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Funds, the number of Funds overseen by the Board, the arrangements for the conduct of the Funds’ operations, the number of Trustees, and the Board’s responsibilities. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Funds in the complex.

The Trust is part of the Direxion Family of Investment Companies, which is comprised of the 134 portfolios within the Trust, 28 portfolios within the Direxion Funds and 1 portfolio within Direxion Insurance Trust. The Independent Trustees constitute three-quarters of the Board of trustees of Trust.

The Board holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. During a portion of each in-person meeting, the Independent Trustees meet outside of management’s presence. The Independent Trustees may hold special meetings, as needed, either in person or by telephone.

The Trustees of the Trust are identified in the tables below, which provide information regarding their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust as of December 31, 2011. Each of the non-interested Trustees of the Trust also serve on the Board of the Direxion Funds and Direxion Insurance Trust, the other registered investment companies in the Direxion mutual fund complex. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(1) Age: 43	President	One Year; Since 2008	Managing Director of Rafferty, 1999-present.	134	None.
	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008

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Non-Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel J. Byrne Age: 67	Trustee	Lifetime of Trust until removal or resignation; Since 2008	President and Chief Executive Officer of Byrne Securities Florida Inc. (formerly, Byrne Securities Inc.), 1992-present.	163	None.

Gerald E. Shanley III Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	163	None.

John Weisser Age: 70	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	156	Director, Eclipse Funds (2 Funds), Eclipse Funds, Inc. (1 Fund); Director, The MainStay Funds Trust (28 Funds), The MainStay Funds (14 Funds), MainStay VP Fund Series (28 Funds).

(1)	Mr. O’Neill is affiliated with Rafferty. Mr. O’Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.
(2)	The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 28 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 55 of the 134 funds currently registered with the SEC.

In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

Daniel J. Byrne: Mr. Byrne has extensive financial services and business experience as an executive at a securities broker-dealer firm, a partner in a hedge fund, and president and chief executive officer of a private corporation. He has served as a director of a civic organization. He also has multiple years of service as a Trustee.

Daniel D. O’Neill: Mr. O’Neill has extensive experience in the investment management business, including as managing director of Rafferty.

Gerald E. Shanley III: Mr. Shanley has audit experience and spent ten years in the tax practice of an international public accounting firm. He is a certified public accountant and has a JD degree. He has extensive business experience as the president of a closely held manufacturing company, a director of several closely held companies, a business and tax consultant and a trustee of a private investment trust. He has served on the boards of several charitable and not for profit organizations. He also has multiple years of service as a Trustee.

John Weisser: Mr. Weisser has extensive experience in the investment management business, including as managing director of an investment bank and a director of other registered investment companies. He also has multiple years of service as a Trustee.

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Board Committees

The Trust has an Audit Committee, consisting of Messrs. Weisser, Byrne and Shanley. The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; and addressing any other matters regarding audits. The Audit Committee met two times during the Funds’ most recent fiscal year.

The Trust also has a Nominating Committee, consisting of Messrs. Weisser, Byrne and Shanley, each of whom is a disinterested member of the Board. The primary responsibilities of the nominating committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating Committee also evaluates and nominates Board member candidates. The Nominating Committee will consider nominees recommended by shareholders. Such recommendations should be in writing and addressed to a Fund with attention to the Nominating Committee Chair. The recommendations must include the following Preliminary Information regarding the nominee: (1) name; (2) date of birth; (3) education; (4) business professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance. The Nominating Committee did not meet during the Trust’s most recent fiscal year.

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Weisser, Byrne and Shanley. The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report (“Report”) made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the Trust’s most recent fiscal year.

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004. As of the date of this SAI, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill Age: 43	President	One Year; Since 2008	Managing Director of Rafferty, 1999-present.	134	N/A
	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008

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Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Patrick J. Rudnick Age: 38	Principal Financial Officer and Treasurer	One Year; Since 2010	Vice President, U.S. Bancorp Fund Services, LLC (“USBFS”), since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

Bernard “Bob” Frize Age: 43	Chief Compliance Officer	One Year; Since 2008	Director, Alaric Compliance Services, LLC September 2007 to present; Business Consultant, BusinessEdge Solutions January 2007 – June 2007; Associate Vice President, Pershing Adviser Solutions April 1996 – January 2007.	N/A	N/A

Angela Brickl Age: 35	Secretary	One Year; Since 2011	Vice President, Rafferty Asset Management, LLC, since October 2010; Summer Associate at Skadden, Arps, Slate, Meagher & Flom, LLP, May – Aug 2009; Summer Associate at Foley & Lardner, LLP May - August 2008; Vice President USBFS November 2003 – August 2007.	N/A	N/A

(1)	Each officer of the Trust holds office until his or her successor is elected and qualified or until his or her earlier death, inability to serve, removal or resignation.
(2)	The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 28 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 55 of the 134 funds currently registered with the SEC.

As of the calendar year ended December 31, 2011, no Trustee owns Shares of any Fund, except as shown below. The following table shows the amount of equity securities owned in the Direxion Family of Investment Companies by the Trustees as of the calendar year ended December 31, 2011:

Dollar Range of Equity Securities Owned:	Interested Trustee:	Non-Interested Trustees:
	Daniel D. O’Neill	Daniel J. Byrne	Gerald E. Shanley III	John Weisser
Aggregate Dollar Range of Equity Securities in the Direxion Family of Investment Companies(1)	Over $100,000	$0	$0	$0

(1)

The “Direxion Family of Investment Companies” consists of: (1) the Direxion Shares ETF Trust, which currently offers for sale to the public 55 of the 134 funds currently registered with the SEC; (2) Direxion Funds, which currently offers for sale to the public 28 funds; and (3) the Direxion Insurance Trust, which currently offers for sale to the public 1 fund.

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The Trust’s Trust Instrument provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

No officer, director or employee of Rafferty receives any compensation from the Funds for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust’s fiscal year ended October 31, 2011:

Name of Person, Position	Aggregate Compensation From the Funds (1)	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Family of Investment Companies Paid to the Trustees(2)
Interested Trustees
Daniel D. O’Neill	$0	$0	$0	$0
Disinterested Trustees
Daniel J. Byrne	$75,000	$0	$0	$95,000
Gerald E. Shanley III	$75,000	$0	$0	$95,000
John Weisser	$75,000	$0	$0	$95,000

(1)	Costs associated with Trustee compensation are allocated across the operational Funds based on the net assets of each Fund in the Trust.
(2)	For the fiscal year ended October 31, 2011 trustees’ fees and expenses in the amount of $225,000 were incurred by the Trust.

Principal Shareholders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.

As of January 31, 2012, the following shareholders were considered to be either a principal shareholder or control person of a Fund:

Direxion Daily Emerging Markets Bull 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
Brown Brothers Harriman & Co. 525 Washington Blvd, Newport Tower Jersey City, NJ 07310	N/A	N/A	15.06%

National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	11.88%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	10.16%

48

Name and Address	Parent Company	Jurisdiction	% Ownership
Pershing, LLC 1 Pershing Plaza, 7th Fl. Jersey City, NJ 07399	N/A	N/A	10.03%

Deutsche Bank Securities, Inc./Cedar Harborside Financial Center, 100 Plaza One Jersey City, NJ 07311	N/A	N/A	8.88%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	7.31%

Direxion Daily Emerging Markets Bear 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
Deutsche Bank Securities, Inc./Cedar Harborside Financial Center, 100 Plaza One Jersey City, NJ 07311	N/A	N/A	22.21%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	8.67%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	8.67%

National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	7.81%

Pershing, LLC 1 Pershing Plaza, 7th Fl. Jersey City, NJ 07399	N/A	N/A	6.97%

Brown Brothers Harriman & Co. 525 Washington Blvd., Newport Tower Jersey City, NJ 07310	N/A	N/A	5.80%

Scottrade, Inc. 12855 Flushing Meadows Drive St. Louis, MO 63131	N/A	N/A	5.69%

Direxion Daily Energy Bull 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	16.30%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	11.64%

49

Name and Address	Parent Company	Jurisdiction	% Ownership
TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	10.48%

Scottrade, Inc. 12855 Flushing Meadows Drive St. Louis, MO 63131	N/A	N/A	8.63%

Brown Brothers Harriman & Co. 525 Washington Blvd., Newport Tower Jersey City, NJ 07310	N/A	N/A	6.43%

E*Trade Clearing LLC 34 Exchange Place, Plaza II Jersey City, NJ 07311	N/A	N/A	5.58%

Pershing, LLC 1 Pershing Plaza, 7th Fl. Jersey City, NJ 07399	N/A	N/A	5.22%

Direxion Daily Energy Bear 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	16.70%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	11.92%

National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	10.87%

Scottrade, Inc. 12855 Flushing Meadows Drive St. Louis, MO 63131	N/A	N/A	10.72%

E*Trade Clearing LLC 34 Exchange Place, Plaza II Jersey City, NJ 07311	N/A	N/A	8.91%

Pershing, LLC 1 Pershing Plaza, 7th Fl. Jersey City, NJ 07399	N/A	N/A	8.02%

Direxion Daily Small Cap Bull 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	Fidelity Global Brokerage Group, Inc.	DE	25.53%

50

Name and Address	Parent Company	Jurisdiction	% Ownership
Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	14.20%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	12.87%

Scottrade, Inc. 12855 Flushing Meadows Drive St. Louis, MO 63131	N/A	N/A	7.86%

E*Trade Clearing LLC 34 Exchange Place, Plaza II Jersey City, NJ 07311	N/A	N/A	5.91%

Direxion Daily Small Cap Bear 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	14.63%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	14.55%

National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	13.51%

J.P. Morgan Chase Bank, N.A. 14201 Dallas Pkwy, Floor 12 Dallas, TX 75254	N/A	N/A	9.79%

Scottrade, Inc. 12855 Flushing Meadows Drive St. Louis, MO 63131	N/A	N/A	9.68%

E*Trade Clearing LLC 34 Exchange Place, Plaza II Jersey City, NJ 07311	N/A	N/A	6.02%

Direxion Daily Large Cap Bull 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	19.86%

51

Name and Address	Parent Company	Jurisdiction	% Ownership
Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	17.99%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	7.54%

Merrill Lynch, Pierce, Fenner & Smith—SFKPG 101 Hudson Street, 8th Floor Jersey City, NJ 07302	N/A	N/A	5.78%

Scottrade, Inc. 12855 Flushing Meadows Drive St. Louis, MO 63131	N/A	N/A	5.67%

Direxion Daily Large Cap Bear 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	20.10%

National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	14.55%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	11.66%

E*Trade Clearing LLC 34 Exchange Place, Plaza II Jersey City, NJ 07311	N/A	N/A	6.46%

Scottrade, Inc. 12855 Flushing Meadows Drive St. Louis, MO 63131	N/A	N/A	5.77%

Brown Brothers Harriman & Co. 525 Washington Blvd., Newport Tower Jersey City, NJ 07310	N/A	N/A	73%

Direxion Daily Developed Markets Bull 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	23.70%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	12.38%

52

Name and Address	Parent Company	Jurisdiction	% Ownership
Pershing, LLC 1 Pershing Plaza, 7th Fl. Jersey City, NJ 07399	N/A	N/A	10.87%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	10.21%

Merrill Lynch, Pierce, Fenner & Smith—SFKPG 101 Hudson Street, 9th Floor Jersey City, NJ 07302	N/A	N/A	6.46%

Goldman Sachs Execution Attn: Proxy Department 30 Hudson Street, 16th Floor Jersey City, NJ 07302-4699	N/A	N/A	5.86%

Direxion Daily Developed Markets Bear 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	17.20%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	16.92%

Scottrade, Inc. 12855 Flushing Meadows Drive St. Louis, MO 63131	N/A	N/A	8.48%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	7.98%

Goldman Sachs Execution Attn: Proxy Department 30 Hudson Street, 16th Floor Jersey City, NJ 07302-4699	N/A	N/A	6.34%

Direxion Daily Mid Cap Bull 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	Fidelity Global Brokerage Group, Inc.	DE	25.67%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	12.20%

53

Name and Address	Parent Company	Jurisdiction	% Ownership
TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	9.39%

Goldman Sachs Execution Attn: Proxy Department 30 Hudson Street, 16th Floor Jersey City, NJ 07302-4699	N/A	N/A	7.98%

Pershing, LLC 1 Pershing Plaza, 7th Fl. Jersey City, NJ 07399	N/A	N/A	6.25%

E*Trade Clearing LLC 34 Exchange Place, Plaza II Jersey City, NJ 07311	N/A	N/A	5.78%

Scottrade, Inc. 12855 Flushing Meadows Drive St. Louis, MO 63131	N/A	N/A	5.30%

Merrill Lynch, Pierce, Fenner & Smith—SFKPG 101 Hudson Street, 9th Floor Jersey City, NJ 07302	N/A	N/A	5.01%

Direxion Daily Mid Cap Bear 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	18.96%

National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	14.64%

Legent Clearing LLC 9300 Underwood Ave. Suite 400 Omaha, NE 68114	N/A	N/A	11.00%

Goldman Sachs Execution Attn: Proxy Department 30 Hudson Street, 16th Floor Jersey City, NJ 07302-4699	N/A	N/A	8.33%

Brown Brothers Harriman & Co. 525 Washington Blvd., Newport Tower Jersey City, NJ 07310	N/A	N/A	7.07%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	6.90%

54

Direxion Daily Technology Bull 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	20.16%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	14.51%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	9.58%

Merrill Lynch, Pierce, Fenner & Smith—SFKPG 101 Hudson Street, 8th Floor Jersey City, NJ 07302	N/A	N/A	8.39%

E*Trade Clearing LLC 34 Exchange Place, Plaza II Jersey City, NJ 07311	N/A	N/A	6.92%

Interactive Brokers Retail Equity 8 Greenwich Office Park, 2nd Floor Greenwich, CT 06831	N/A	N/A	5.60%

Scottrade, Inc. 12855 Flushing Meadows Drive St. Louis, MO 63131	N/A	N/A	5.46%

Direxion Daily Technology Bear 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	18.20%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	13.62%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	10.48%

55

Name and Address	Parent Company	Jurisdiction	% Ownership
E*Trade Clearing LLC 34 Exchange Place, Plaza II Jersey City, NJ 07311	N/A	N/A	9.56%

Scottrade, Inc. 12855 Flushing Meadows Drive St. Louis, MO 63131	N/A	N/A	8.51%

Brown Brothers Harriman & Co. 525 Washington Blvd., Newport Tower Jersey City, NJ 07310	N/A	N/A	6.35%

Direxion Daily Financial Bull 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	12.61%

National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	11.85%

Brown Brothers Harriman & Co. 525 Washington Blvd., Newport Tower Jersey City, NJ 07310	N/A	N/A	11.15%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	8.88%

Scottrade, Inc. 12855 Flushing Meadows Drive St. Louis, MO 63131	N/A	N/A	7.40%

Merrill Lynch, Pierce, Fenner & Smith—SFKPG 101 Hudson Street, 8th Floor Jersey City, NJ 07302	N/A	N/A	6.29%

Pershing, LLC 1 Pershing Plaza, 7th Fl. Jersey City, NJ 07399	N/A	N/A	6.28%

E*Trade Clearing LLC 34 Exchange Place, Plaza II Jersey City, NJ 07311	N/A	N/A	5.31%

56

Direxion Daily Financial Bear 3X Shares

	000000000	000000000	000000000
Name and Address	Parent Company	Jurisdiction	% Ownership
TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	12.14%

J.P Morgan Chase Bank, National 14201 Dallas Pkwy, Floor 12 Dallas, TX 75254	N/A	N/A	10.45%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	9.95%

National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	9.17%

Scottrade, Inc. 12855 Flushing Meadows Drive St. Louis, MO 63131	N/A	N/A	8.37%

E*Trade Clearing LLC 34 Exchange Place, Plaza II Jersey City, NJ 07311	N/A	N/A	6.13%

Deutsche Bank Securities, Inc./Cedar Harborside Financial Center, 100 Plaza One Jersey City, NJ 07311	N/A	N/A	5.13%

Direxion Daily 7-10 Year Treasury Bull 3X Shares

	000000000	000000000	000000000
Name and Address	Parent Company	Jurisdiction	% Ownership
Goldman Sachs & Co. Attn: Proxy Dept. 180 Maiden Lane, 8th Fl. New York, NY 10038	The Goldman Sachs Group, Inc.	NY	27.90%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	23.48%

Merrill Lynch, Pierce, Fenner & Smith 101 Hudson Street, 9th Floor Jersey City, NJ 07302	Merrill Lynch & Co., Inc.	DE	19.27%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	13.92%

57

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	The Charles Schwab Corporation	DE	39.03%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	8.24%

National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	8.22%

Goldman Sachs & Co. Attn: Proxy Dept. 180 Maiden Lane, 8th Fl. New York, NY 10038	N/A	N/A	6.86%

Direxion Daily 20+ Year Treasury Bull 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
Goldman Sachs LP Attn: Proxy Dept. 180 Maiden Lane, 8th Fl. New York, NY 10038	N/A	N/A	23.74%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	13.19%

National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	10.65%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	7.58%

Merrill Lynch, Pierce, Fenner & Smith 101 Hudson Street, 9th Floor Jersey City, NJ 07302	N/A	N/A	7.01%

Goldman Sachs & Co. Attn: Proxy Dept. 180 Maiden Lane, 8th Fl. New York, NY 10038	N/A	N/A	6.54%

58

Direxion Daily 20+ Year Treasury Bear 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	24.51%

Pershing, LLC 1 Pershing Plaza, 7th Fl. Jersey City, NJ 07399	N/A	N/A	14.05%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	9.29%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	8.38%

Goldman Sachs & Co. Attn: Proxy Dept. 180 Maiden Lane, 8th Fl. New York, NY 10038	N/A	N/A	6.15%

Direxion Daily Real Estate Bull 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	18.80%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	11.83%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	9.09%

Brown Brothers Harriman & Co. 525 Washington Blvd., Newport Tower Jersey City, NJ 07310	N/A	N/A	8.43%

E*Trade Clearing LLC 34 Exchange Place, Plaza II Jersey City, NJ 07311	N/A	N/A	7.98%

Pershing, LLC 1 Pershing Plaza, 7th Fl. Jersey City, NJ 07399	N/A	N/A	7.37%

Scottrade, Inc. 12855 Flushing Meadows Drive St. Louis, MO 63131	N/A	N/A	6.41%

59

Direxion Daily Real Estate Bear 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	13.65%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	12.92%

National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	12.92%

J.P. Morgan Chase Clearing, Corp. 3 Chase Metrotech Center, Proxy Dept. Brooklyn, NY 11245	N/A	N/A	8.09%

Brown Brothers Harriman & Co. 525 Washington Blvd., Newport Tower Jersey City, NJ 07310	N/A	N/A	6.73%

Huntington National Bank 7 Easton Oval – EA4 E78 Columbus, OH 43219	N/A	N/A	6.71%

Scottrade, Inc. 12855 Flushing Meadows Drive St. Louis, MO 63131	N/A	N/A	6.15%

60

Direxion Daily China Bull 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	17.93%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	16.06%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	8.15%

Scottrade, Inc. 12855 Flushing Meadows Drive St. Louis, MO 63131	N/A	N/A	6.98%

E*Trade Clearing LLC 34 Exchange Place, Plaza II Jersey City, NJ 07311	N/A	N/A	6.34%

Brown Brothers Harriman & Co. 525 Washington Blvd., Newport Tower Jersey City, NJ 07310	N/A	N/A	5.88%

Merrill Lynch, Pierce, Fenner & Smith - SFKPG 101 Hudson Street, 8th Floor Jersey City, NJ 07302	N/A	N/A	5.46%

Pershing, LLC 1 Pershing Plaza, 7th Fl. Jersey City, NJ 07399	N/A	N/A	5.06%

Direxion Daily China Bear 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	16.16%

National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	13.60%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	13.03%

61

Name and Address	Parent Company	Jurisdiction	% Ownership
Scottrade, Inc. 12855 Flushing Meadows Drive St. Louis, MO 63131	N/A	N/A	10.81%

Merrill Lynch, Pierce, Fenner & Smith - SFKPG 101 Hudson Street, 8th Floor Jersey City, NJ 07302	N/A	N/A	8.75%

Brown Brothers Harriman & Co. 525 Washington Blvd., Newport Tower Jersey City, NJ 07310	N/A	N/A	8.18%

Direxion Daily Latin America Bull 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	13.76%

National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	12.95%

Goldman Sachs Execution Attn: Proxy Department 30 Hudson Street, 16th Floor Jersey City, NJ 07302-4699	N/A	N/A	11.38%

Pershing, LLC 1 Pershing Plaza, 7th Fl. Jersey City, NJ 07399	N/A	N/A	8.91%

J.P. Morgan Chase Clearing, Corp. 3 Chase Metrotech Center, Proxy Dept. Brooklyn, NY 11245	N/A	N/A	6.51%

Brown Brothers Harriman & Co. 525 Washington Blvd., Newport Tower Jersey City, NJ 07310	N/A	N/A	6.13%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	5.49%

Merrill Lynch, Pierce, Fenner & Smith 101 Hudson Street, 9th Floor Jersey City, NJ 07302	N/A	N/A	5.47%

E*Trade Clearing LLC 34 Exchange Place, Plaza II Jersey City, NJ 07311	N/A	N/A	5.37%

62

Direxion Daily Latin America Bear 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
Brown Brothers Harriman & Co. 525 Washington Blvd., Newport Tower Jersey City, NJ 07310	N/A	N/A	19.74%

Citibank, N.A. 3800 Citibank Center Tampa, FL 33610	N/A	N/A	15.68%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	10.24%

Scottrade, Inc. 12855 Flushing Meadows Drive St. Louis, MO 63131	N/A	N/A	9.38%

National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	8.91%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	7.26%

Bank of New York Mellon 525 William Penn Place, Suite 153-400 Pittsburgh, PA 15259	N/A	N/A	6.62%

Direxion Daily Semiconductor Bull 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
J.P. Morgan Chase Bank, N.A. 14201 Dallas Pkwy, Floor 12 Dallas, TX 75254	N/A	N/A	14.12%

National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	13.82%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	10.65%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	9.10%

Pershing, LLC 1 Pershing Plaza, 7th Fl. Jersey City, NJ 07399	N/A	N/A	7.30%

63

	000000000	000000000	000000000
Name and Address	Parent Company	Jurisdiction	% Ownership
UBS Securities LLC 480 Washington Blvd Jersey City, NJ 07310	N/A	N/A	6.20%

E*Trade Clearing LLC 34 Exchange Place, Plaza II Jersey City, NJ 07311	N/A	N/A	5.48%

Direxion Daily Semiconductor Bear 3X Shares

	000000000	000000000	000000000
Name and Address	Parent Company	Jurisdiction	% Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	13.03%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	11.01%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	10.81%

Scottrade, Inc. 12855 Flushing Meadows Drive St. Louis, MO 63131	N/A	N/A	9.67%

E*Trade Clearing LLC 34 Exchange Place, Plaza II Jersey City, NJ 07311	N/A	N/A	8.03%

Penson Financial Services, Inc./RIDG 1700 Pacific Avenue, Suite 1400 Dallas, TX 75201	N/A	N/A	7.95%

Direxion Daily Retail Bull 3X Shares

	00000000000	00000000000	00000000000
Name and Address	Parent Company	Jurisdiction	% Ownership
Goldman Sachs Execution & Clearing Attn. Proxy Department 30 Hudson Street Jersey City, NJ 07302	The Goldman Sachs Group, Inc.	NY	46.25%

National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	22.53%

Goldman Sachs & Co. Attn. Proxy Department 30 Hudson Street Jersey City, NJ 07302	N/A	N/A	14.37%

Pershing, LLC 1 Pershing Plaza, 7th Fl. Jersey City, NJ 07399	N/A	N/A	7.30%

64

Direxion Daily Retail Bear 3X Shares

	0000000000000	0000000000000	0000000000000
Name and Address	Parent Company	Jurisdiction	% Ownership
Scotia Capital Inc. 40 King Street West Scotia Plaza P.O. Box 4085, Station A Toronto, Ontario CANADA M5W 2X6	The Bank of Nova Scotia	Canada	44.50%

National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	14.54%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	7.60%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	7.51%

Direxion Daily India Bull 3X Shares

	0000000000	0000000000	0000000000
Name and Address	Parent Company	Jurisdiction	% Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	18.40%

Brown Brothers Harriman & Co. 525 Washington Blvd., Newport Tower Jersey City, NJ 07310	N/A	N/A	10.21%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	9.60%

Pershing, LLC 1 Pershing Plaza, 7th Fl. Jersey City, NJ 07399	N/A	N/A	8.82%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	8.56%

Scottrade, Inc. 12855 Flushing Meadows Drive St. Louis, MO 63131	N/A	N/A	7.06%

E*Trade Clearing LLC 34 Exchange Place, Plaza II Jersey City, NJ 07311	N/A	N/A	6.94%

CIBC World Markets, Inc. 161 Bay Street, 10th Floor Toronto, ON M5H 258 CANADA	N/A	N/A	5.24%

65

Direxion Daily India Bear 3X Shares

	000000	000000	000000
Name and Address	Parent Company	Jurisdiction	% Ownership
Merrill Lynch, Pierce, Fenner & Smith 101 Hudson Street, 9th Floor Jersey City, NJ 07302	N/A	N/A	22.10%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	14.81%

Scottrade, Inc. 12855 Flushing Meadows Drive St. Louis, MO 63131	N/A	N/A	14.15%

National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	11.74%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	5.80%

Vanguard Marketing Corporation 100 Vanguard Blvd Malvern, PA 19355	N/A	N/A	5.49%

Direxion Daily BRIC Bull 3X Shares

	0000000000	0000000000	0000000000
Name and Address	Parent Company	Jurisdiction	% Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	Fidelity Global Brokerage Group, Inc.	DE	26.66%

Goldman Sachs & Co. Attn: Proxy Department 30 Hudson Street, 16th Floor Jersey City, NJ 07302-4699	N/A	N/A	18.23%

E*Trade Clearing LLC 34 Exchange Place, Plaza II Jersey City, NJ 07311	N/A	N/A	12.74%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	9.12%

Brown Brothers Harriman & Co. 525 Washington Blvd., Newport Tower Jersey City, NJ 07310	N/A	N/A	7.84%

Pershing, LLC 1 Pershing Plaza, 7th Fl. Jersey City, NJ 07399	N/A	N/A	6.29%

66

Direxion Daily BRIC Bear 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
Goldman Sachs & Co. Attn: Proxy Department 30 Hudson Street, 16th Floor Jersey City, NJ 07302-4699	The Goldman Sachs Group, Inc.	NY	46.25%

Merrill Lynch, Pierce, Fenner & Smith 101 Hudson Street, 9th Floor Jersey City, NJ 07302	N/A	N/A	21.70%

J.P. Morgan Chase Clearing, Corp. 3 Chase Metrotech Center, Proxy Dept. Brooklyn, NY 11245	N/A	N/A	21.67%

Direxion Daily Natural Gas Related Bull 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
J.P. Morgan Chase Clearing, Corp. 3 Chase Metrotech Center, Proxy Dept. Brooklyn, NY 11245	J.P. Morgan Securities LLC	NY	31.30%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	16.18%

National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	14.95%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	7.34%

Direxion Daily Natural Gas Related Bear 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
Goldman Sachs & Co. Attn: Proxy Department 30 Hudson Street, 16th Floor Jersey City, NJ 07302-4699	The Goldman Sachs Group, Inc.	NY	51.54%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	21.08%

Merrill Lynch, Pierce, Fenner & Smith 101 Hudson Street, 9th Floor Jersey City, NJ 07302	N/A	N/A	10.81%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	5.51%

67

Direxion Daily Gold Miners Bull 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	19.42%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	14.63%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	10.10%

Brown Brothers Harriman & Co. 525 Washington Blvd., Newport Tower Jersey City, NJ 07310	N/A	N/A	8.52%

Scottrade, Inc. 12855 Flushing Meadows Drive St. Louis, MO 63131	N/A	N/A	7.03%

E*Trade Clearing LLC 34 Exchange Place, Plaza II Jersey City, NJ 07311	N/A	N/A	5.94%

Direxion Daily Gold Miners Bear 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	11.33%

Scottrade, Inc. 12855 Flushing Meadows Drive St. Louis, MO 63131	N/A	N/A	10.99%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	9.56%

Goldman Sachs Execution & Clearing Attn: Proxy Department 30 Hudson Street, 16th Floor Jersey City, NJ 07302-4699	N/A	N/A	8.94%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	7.43%

68

	0000000000	0000000000	0000000000
Name and Address	Parent Company	Jurisdiction	% Ownership
Goldman Sachs & Co. Attn: Proxy Department 30 Hudson Street, 16th Floor Jersey City, NJ 07302-4699	N/A	N/A	6.86%

Virtu Financial BD LLC 645 Madison Avenue New York, NY 10022	N/A	N/A	5.99%

Pershing, LLC 1 Pershing Plaza, 7th Fl. Jersey City, NJ 07399	N/A	N/A	5.61%

Direxion Daily Agribusiness Bull 3X Shares

	0000000000	0000000000	0000000000
Name and Address	Parent Company	Jurisdiction	% Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	19.93%

Goldman Sachs & Co. Attn: Proxy Department 30 Hudson Street, 16th Floor Jersey City, NJ 07302-4699	N/A	N/A	18.30%

Merrill Lynch, Pierce, Fenner & Smith 101 Hudson Street, 9th Floor Jersey City, NJ 07302	N/A	N/A	16.21%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	6.77%

J.P. Morgan Chase Clearing, Corp. 3 Chase Metrotech Center, Proxy Dept. Brooklyn, NY 11245	N/A	N/A	5.10%

Direxion Daily Agribusiness Bear 3X Shares

	000000000000	000000000000	000000000000
Name and Address	Parent Company	Jurisdiction	% Ownership
Suntrust Bank P.O Box 105504 Center 3141 Atlanta, GA 30348	Suntrust Banks, Inc.	GA	55.00%

Pershing, LLC 1 Pershing Plaza, 7th Fl. Jersey City, NJ 07399	N/A	N/A	15.95%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	9.47%

69

Direxion Daily Russia Bull 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
Merrill Lynch, Pierce, Fenner & Smith 101 Hudson Street, 9th Floor Jersey City, NJ 07302	N/A	N/A	12.53%

J.P. Morgan Chase Clearing, Corp. 3 Chase Metrotech Center, Proxy Dept. Brooklyn, NY 11245	N/A	N/A	12.22%

BONY/SPDR 535 William Penn Place, Suite 0400 Pittsburgh, PA 15259	N/A	N/A	10.00%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	9.86%

Scottrade, Inc. 12855 Flushing Meadows Drive St. Louis, MO 63131	N/A	N/A	9.54%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	6.51%

National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	6.13%

E*Trade Clearing LLC 34 Exchange Place, Plaza II Jersey City, NJ 07311	N/A	N/A	5.15%

Direxion Daily Russia Bear 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	14.91%

Scottrade, Inc. 12855 Flushing Meadows Drive St. Louis, MO 63131	N/A	N/A	11.06%

Direxion Daily Basic Materials Bull 3X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	14.32%

70

	0000000000	0000000000	0000000000
Name and Address	Parent Company	Jurisdiction	% Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	14.10%

Deutsche Bank Securities, Inc./Cedar Harborside Financial Center, 100 Plaza One Jersey City, NJ 07311	N/A	N/A	12.05%

Goldman Sachs & Co. Attn: Proxy Department 30 Hudson Street, 16th Floor Jersey City, NJ 07302-4699	N/A	N/A	10.54%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	10.13%

Pershing, LLC 1 Pershing Plaza, 7th Fl. Jersey City, NJ 07399	N/A	N/A	6.94%

Scottrade, Inc. 12855 Flushing Meadows Drive St. Louis, MO 63131	N/A	N/A	6.77%

E*Trade Clearing LLC 34 Exchange Place, Plaza II Jersey City, NJ 07311	N/A	N/A	5.77%

Direxion Daily Basic Materials Bear 3X Shares

	000000000000	000000000000	000000000000
Name and Address	Parent Company	Jurisdiction	% Ownership
Goldman Sachs & Co. Attn: Proxy Dept. 180 Maiden Lane, 8th Fl. New York, NY 10038	The Goldman Sachs Group, Inc.	NY	32.11%

BMO Capital Markets Corp./PALOMA 3 Times Square New York, NY 10036	N/A	N/A	14.80%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	7.30%

Virtu Financial BD LLC 645 Madison Avenue New York, NY 10022	N/A	N/A	6.53%

National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	5.93%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	N/A	N/A	5.03%

71

Direxion Daily Healthcare Bull 3X Shares

	0000000000	0000000000	0000000000
Name and Address	Parent Company	Jurisdiction	% Ownership
Deutsche Bank Securities, Inc./Cedar Harborside Financial Center, 100 Plaza One Jersey City, NJ 07311	N/A	N/A	24.53

Merrill Lynch, Pierce, Fenner & Smith 101 Hudson Street, 9th Floor Jersey City, NJ 07302	N/A	N/A	17.70%

Pershing, LLC 1 Pershing Plaza, 7th Fl. Jersey City, NJ 07399	N/A	N/A	11.59%

National Financial Services, LLC 200 Liberty Street New York, NY 10281	N/A	N/A	5.60%

Direxion Daily Healthcare Bear 3X Shares

	000000000000	000000000000	000000000000
Name and Address	Parent Company	Jurisdiction	% Ownership
Deutsche Bank Securities, Inc./Cedar Harborside Financial Center, 100 Plaza One Jersey City, NJ 07311	Deutsche Bank Securities Inc.	DE	54.86%

Merrill Lynch, Pierce, Fenner & Smith 101 Hudson Street, 9th Floor Jersey City, NJ 07302	Merrill Lynch & Co., Inc.	DE	29.92%

Goldman Sachs & Co. Attn: Proxy Department 30 Hudson Street, 16th Floor Jersey City, NJ 07302-4699	N/A	N/A	5.82%

In addition, as of January 31, 2012, the Trustees and officers as a group owned less than 1% of the outstanding shares of each Fund.

Investment Adviser

Rafferty Asset Management, LLC, 33 Whitehall Street, 10th Floor, New York, New York 10004, provides investment advice to the Funds. Rafferty was organized as a New York limited liability company in June 1997. Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.

Under an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of each Fund, and Rafferty dated August 13, 2008, Rafferty provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with or interested persons of Rafferty. The Trust bears all other expenses that are not assumed by Rafferty as described in the Prospectus. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, each Fund pays Rafferty 0.75% at an annual rate based on its average daily net assets.

72

Each Fund is responsible for its own operating expenses. Rafferty has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) through April 1, 2013 to the extent that they exceed 0.95% of the Funds’ daily net assets. This agreement may be terminated at any time at the discretion of the Board upon notice to the Adviser and without the approval of Fund shareholders. The agreement may be terminated by the Adviser only with the consent of the Board.

	0000000000	0000000000
Direxion Daily Large Cap Bull 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$2,004,076	$(196,813)
Year Ended October 31, 2010	$1,722,382	$(231,585)
November 5, 2008 – October 31, 2009	$1,909,616	$(494,106)

	0000000000	0000000000
Direxion Daily Large Cap Bear 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$1,435,237	$(184,289)
Year Ended October 31, 2010	$2,187,203	$(245,600)
November 5, 2008 – October 31, 2009	$1,852,077	$(366,856)

	0000000000	0000000000
Direxion Daily Mid Cap Bull 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$406,089	$(84,186)
Year Ended October 31, 2010	$305,314	$(117,830)
January 9, 2009 – October 31, 2009	$130,889	$(73,234)

	0000000000	0000000000
Direxion Daily Mid Cap Bear 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$107,110	$(53,462)
Year Ended October 31, 2010	$124,602	$(57,407)
January 9, 2009 – October 31, 2009	$62,824	$(54,465)

	0000000000	0000000000
Direxion Daily Small Cap Bull 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$5,513,541	$(458,971)
Year Ended October 31, 2010	$2,690,352	$(388,976)
November 5, 2008 – October 31, 2009	$1,497,342	$(363,194)

	0000000000	0000000000
Direxion Daily Small Cap Bear 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$5,006,956	$(471,868)
Year Ended October 31, 2010	$4,387,200	$(441,007)
November 5, 2008 – October 31, 2009	$1,503,191	$(275,349)

	0000000000	0000000000
Direxion Daily BRIC Bull 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$35,125	$(57,424)
March 3, 2010 – October 31, 2010	$21,718	$(52,833)

	0000000000	0000000000
Direxion Daily BRIC Bear 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$21,333	$(55,674)
March 3, 2010 – October 31, 2010	$18,703	$(46,849)

	0000000000	0000000000
Direxion Daily China Bull 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$413,273	$(58,680)
December 3, 2009 – October 31, 2010	$184,336	$(61,664)

73

Direxion Daily China Bear 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$85,644	$(44,124)
December 3, 2009 – October 31, 2010	$63,919	$(54,720)

Direxion Daily Developed Markets Bull 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$206,489	$(99,810)
Year Ended October 31, 2010	$153,489	$(128,151)
December 17, 2008 – October 31, 2009	$71,689	$(110,686)

Direxion Daily Developed Markets Bear 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$112,817	$(113,243)
Year Ended October 31, 2010	$101,052	$(124,650)
December 17, 2008 – October 31, 2009	$40,947	$(107,147)

Direxion Daily Emerging Markets Bull 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$796,483	$(109,876)
Year Ended October 31, 2010	$2,669,278	$(226,446)
December 17, 2008 – October 31, 2009	$707,040	$(89,274)

Direxion Daily Emerging Markets Bear 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$2,718,626	$(136,994)
Year Ended October 31, 2010	$1,083,079	$(162,932)
December 17, 2008 – October 31, 2009	$262,124	$(100,867)

Direxion Daily India Bull 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$160,297	$(46,548)
March 3, 2010 – October 31, 2010	$30,097	$(46,146)

Direxion Daily India Bear 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$26,682	$(45,586)
March 3, 2010 – October 31, 2010	$16,830	$(42,624)

Direxion Daily Latin America Bull 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$304,438	$(130,389)
December 3, 2009 – October 31, 2010	$178,145	$(143,332)

Direxion Daily Latin America Bear 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$28,546	$(65,745)
December 3, 2009 – October 31, 2010	$40,455	$(68,054)

Direxion Daily Russia Bull 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
May 25, 2011 – October 31, 2011	$15,851	$(49,305)

Direxion Daily Russia Bear 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
May 25, 2011 – October 31, 2011	$13,720	$(47,774)

Direxion Daily Agribusiness Bull 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
May 25, 2011 – October 31, 2011	$17,644	$(48,739)

74

	0000000000	0000000000
Direxion Daily Agribusiness Bear 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
May 25, 2011 – October 31, 2011	$12,841	$(47,751)

	0000000000	0000000000
Direxion Daily Basic Materials Bull 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
June 15, 2011 – October 31, 2011	$10,879	$(41,511)

	0000000000	0000000000
Direxion Daily Basic Materials Bear 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
June 15, 2011 – October 31, 2011	$12,704	$(40,014)

	0000000000	0000000000
Direxion Daily Gold Miners Bull 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
December 8, 2010 – October 31, 2011	$260,007	$(62,308)

	0000000000	0000000000
Direxion Daily Gold Miners Bear 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
December 8, 2010 – October 31, 2011	$59,203	$(69,032)

	0000000000	0000000000
Direxion Daily Healthcare Bull 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
June 15, 2011 – October 31, 2011	$12,477	$(41,323)

	0000000000	0000000000
Direxion Daily Healthcare Bear 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
June 15, 2011 – October 31, 2011	$12,520	$(40,103)

	0000000000	0000000000
Direxion Daily Natural Gas Bull 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$68,514	$(50,908)
March 3, 2010 – October 31, 2010	$8,888	$(32,254)

	0000000000	0000000000
Direxion Daily Natural Gas Bear 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$16,967	$(49,235)
March 3, 2010 – October 31, 2010	$8,859	$(29,826)

	0000000000	0000000000
Direxion Daily Retail Bull 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$43,970	$(69,732)
July 14, 2010 – October 31, 2010	$9,887	$(37,037)

	0000000000	0000000000
Direxion Daily Retail Bear 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$18,542	$(71,594)
July 14, 2010 – October 31, 2010	$8,127	$(34,838)

	0000000000	0000000000
Direxion Daily Semiconductor Bull 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$716,356	$(81,238)
March 9, 2010 – October 31, 2010	$163,480	$(70,233)

	0000000000	0000000000
Direxion Daily Semiconductor Bear 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$138,795	$(56,523)
March 9, 2010 – October 31, 2010	$39,658	$(43,292)

75

	0000000000	0000000000
Direxion Daily Energy Bull 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$2,580,187	$(62,054)
Year Ended October 31, 2010	$1,605,618	$(95,853)
November 7, 2008 – October 31, 2009	$957,906	$(132,992)

	0000000000	0000000000
Direxion Daily Energy Bear 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$477,376	$(79,437)
Year Ended October 31, 2010	$400,764	$(96,100)
November 7, 2008 – October 31, 2009	$293,558	$(69,846)

	0000000000	0000000000
Direxion Daily Financial Bull 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$12,824,545	$(13,036)
Year Ended October 31, 2010	$10,586,136	$(402,641)
November 7, 2008 – October 31, 2009	$6,859,028	$(224,739)

	0000000000	0000000000
Direxion Daily Financial Bear 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$6,193,013	$(182,983)
Year Ended October 31, 2010	$8,161,007	$(376,722)
November 7, 2008 – October 31, 2009	$5,873,823	$(423,467)

	0000000000	0000000000
Direxion Daily Technology Bull 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$1,584,489	$(63,119)
Year Ended October 31, 2010	$1,413,105	$(97,188)
December 17, 2008 – October 31, 2009	$388,873	$(58,525)

	0000000000	0000000000
Direxion Daily Technology Bear 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$313,960	$(51,556)
Year Ended October 31, 2010	$370,406	$(77,090)
December 17, 2008 – October 31, 2009	$149,961	$(51,370)

	0000000000	0000000000
Direxion Daily Real Estate Bull 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$991,071	$(47,965)
Year Ended October 31, 2010	$1,018,897	$(126,145)
July 16, 2009 – October 31, 2009	$147,756	$(30,016)

	000000000000	000000000000
Direxion Daily Real Estate Bear 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$339,485	$(88,452)
Year Ended October 31, 2010	$596,685	$(109,566)
July 16, 2009 – October 31, 2009	$41,888	$(38,955)

	0000000000	0000000000
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$82,573	$(62,151)
Year Ended October 31, 2010	$85,967	$(102,789)
April 16, 2009 – October 31, 2009	$21,286	$(62,153)

	0000000000	0000000000
Direxion Daily 7-10 Year Treasury Bear 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$521,030	$(15,244)
Year Ended October 31, 2010	$265,864	$(88,451)
April 16, 2009 – October 31, 2009	$36,200	$(60,856)

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Direxion Daily 20+ Year Treasury Bull 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$176,802	$(44,789)
Year Ended October 31, 2010	$113,001	$(99,456)
April 16, 2009 – October 31, 2009	$43,542	$(59,927)

Direxion Daily 20+ Year Treasury Bear 3X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
Year Ended October 31, 2011	$2,932,309	$14,496
Year Ended October 31, 2010	$1,132,375	$(3,755)
April 16, 2009 – October 31, 2009	$231,788	$(44,875)

The Advisory Agreement was initially approved by the Trustees (including all non-interested Trustees) and Rafferty, as sole shareholder of each Fund in compliance with the 1940 Act. The Advisory Agreement with respect to each Fund will continue in force for an initial period of two years after the date of its approval. Thereafter, the Advisory Agreement will be renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or Rafferty.

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust and Rafferty have adopted Codes of Ethics. These codes permit portfolio managers and other access persons of a Fund to invest in securities that may be owned by a Fund, subject to certain restrictions.

Portfolio Managers

An investment team of Rafferty employees has the day-to-day responsibility for managing the Funds. The investment team generally decides the target allocation of each Fund’s investments and on a day-to-day basis, an individual portfolio manager executes transactions for the Funds consistent with the target allocation. The portfolio managers rotate among the Funds periodically so that no single portfolio manager is responsible for a specific Fund for extended periods of time. Paul Brigandi, each Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Funds.

In addition to the Funds, each member of the investment team manages the following other accounts as of October 31, 2011:

Accounts	Total Number of Accounts	Total Assets	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	48	$1.26 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$27.8 million	0	$0

Rafferty manages other accounts with investment objectives similar to that of the Funds. In addition, two or more Funds may invest in the same securities but the nature of each investment (long or short) may be opposite and in different proportions. Rafferty ordinarily executes transactions for a Fund “market-on-close,” in which Funds purchasing or selling the same security receive the same closing price.

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Rafferty has not identified any additional material conflicts between a Fund and other accounts managed by the investment team. However, the portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over and devote unequal time and attention to a Fund and other accounts. Another potential conflict could include the portfolio managers’ knowledge about size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. This could create potential conflicts of interest resulting in a Fund paying higher fees or one investment vehicle out performing another. The Adviser has established policies ad procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

The investment team’s compensation is paid by Rafferty. Their compensation primarily consists of a fixed base salary and a bonus. The investment team’s salary is reviewed annually and increases are determined by factors such as performance and seniority. Bonuses are determined by the individual performance of an employee including factors such as attention to detail, process, and efficiency, and are impacted by the overall performance of the firm. The investment team’s salary and bonus are not based on a Fund’s performance and as a result, no benchmarks are used. Along with all other employees of Rafferty, the investment team may participate in the firm’s 401(k) retirement plan where Rafferty may make matching contributions up to a defined percentage of their salary.

The members of the investment team do not own any shares of the Funds as of October 31, 2011.

Proxy Voting Policies and Procedures

The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by a Fund as part of their investment advisory services, subject to the supervision and oversight of the Board. The Proxy Voting Policies of Rafferty are attached as Appendix B. Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of a Fund and their shareholders, taking into account the value of a Fund’s investments.

More Information. The actual voting records relating to portfolio securities for future 12-month periods ending June 30 will be available without charge, upon request by calling toll-free, 1-866-476-7523 or by accessing the SEC’s website at www.sec.gov.

Fund Administrator, Index Receipt Agent, Fund Accounting Agent, Transfer Agent and Custodian

The Bank of New York Mellon, One Wall Street, New York, New York 10286, serves as the Funds’ transfer agent, administrator, custodian and index receipt agent. Rafferty also performs certain administrative services for the Funds.

Pursuant to a Fund Administration and Accounting Agreement between the Trust and BNYM, BNYM provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. As compensation for the administration and management services, the Trust pays BNYM a fee based on the Trust’s total average daily net assets of 0.04% on net assets, with a minimum annual complex fee of approximately $200,000. For the accounting services, the Trust pays BNYM a fee based on the Trust’s total average daily net assets of 0.03% and a minimum annual complex fee of approximately $160,000. BNYM also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

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The amount of fees paid by the Trust pursuant to the agreement for the periods shown is set forth in the table below.

Fees paid to the Administrator and Fund Accounting Agent
Year Ended October 31, 2011	$4,393,751
Year Ended October 31, 2010	$2,970,233
Year Ended October 31, 2009	$1,493,171

Pursuant to a Custodian Agreement, BNYM serves as the custodian of a Fund’s assets. The custodian holds and administers the assets in a Fund’s portfolios. Pursuant to the Custody Agreement, the custodian receives an annual fee based on the Trust’s total average daily net assets of 0.0075% and certain settlement charges. The custodian also is entitled to certain out-of-pocket expenses.

The amount of fees paid by the Trust pursuant to the agreement for the periods shown is set forth in the table below.

Fees paid to the Custodian
Year Ended October 31, 2011	$1,225,902
Year Ended October 31, 2010	$875,434
Year Ended October 31, 2009	$373,360

Distributor

Foreside Fund Services, LLC, located at 3 Canal Plaza, Suite 100, Portland, Maine 04101, serves as the distributor (“Distributor”) in connection with the continuous offering of each Fund’s shares. The Distributor is a broker-dealer registered with the SEC under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. The Trust offers Shares of the Funds for sale through the Distributor in Creation Units, as described below. The Distributor will not sell or redeem Shares in quantities less than Creation Units. The Distributor will deliver a Prospectus to persons purchasing Creation Units and will maintain records of Creation Unit orders placed and confirmations furnished by it. Pursuant to a written agreement, the Adviser pays the Distributor for distribution-related services.

Distribution and Service Plan

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Rule 12b-1 Distribution and Service Plan (“Rule 12b-1 Plan”) pursuant to which each Fund may pay certain expenses incurred in the distribution of its shares and the servicing and maintenance of existing shareholder accounts. The Distributor, as the Funds’ principal underwriter, and Rafferty may have a direct or indirect financial interest in the Plan or any related agreement. Pursuant to the Rule 12b-1 Plan, each Fund may pay a fee of up to 0.25% of the Fund’s average daily net assets. No Rule 12b-1 fee is currently being charged to any of the Funds.

The Plan was approved by the Board, including a majority of the non-interested Trustees of the Funds. In approving each Plan, the Trustees determined that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plans and the purpose for which such expenditures were made.

The Plan permits payments to be made by each Fund to the Distributor or other third parties for expenditures incurred in connection with the distribution of Fund shares to investors and the provision of certain shareholder services. The distributor or other third parties are authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of each Fund. In addition, the Plan authorizes payments by each Fund to the Distributor or other third parties for the cost related to selling or servicing efforts, preparing, printing and distributing Fund prospectuses, statements of additional information, and shareholder reports to investors.

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Independent Registered Public Accounting Firm

Ernst & Young LLP (“E&Y”), 5 Times Square New York, New York, 10036 is the independent registered public accounting firm for the Trust. The Financial Statements of the Funds for the fiscal year ended October 31, 2011 that had commenced operations, have been audited by E&Y, which is given upon their authority as experts in accounting and auditing. The Financial Statements of the Funds for the fiscal year ended October 31, 2011 are incorporated by reference from the Funds’ Annual Report dated October 31, 2011.

Legal Counsel

The Trust has selected K&L Gates LLP, 1601 K Street, N.W., Washington, DC 20006, as its legal counsel.

DETERMINATION OF NET ASSET VALUE

A Fund’s share price is known as its NAV. Each Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time, each day the NYSE is open for business (“Business Day.”) The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The NYSE may close early on the business day before each of these holidays and on the day after Thanksgiving Day. NYSE holiday schedules are subject to change without notice.

On days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, the Fixed Income Funds do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Funds calculate its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern Time, rather than the close of regular trading on the NYSE.

If the exchange or market on which the other Funds’ investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated. The value of a Fund’s assets that trade in markets outside the United States or in currencies other than the U.S. dollar may fluctuate when foreign markets are open but the Funds are not open for business.

A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ Global Market® (“NASDAQ®”) for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ® each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern time, unless that price is outside the range of the “inside” bid and asked prices’ in that case, NASDAQ® will adjust the price to equal the inside bid or asked price, whichever is closer. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.

When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value by procedures as adopted by the Board.

For purposes of determining NAV per share of a Fund, options and futures contracts are valued at the last sales prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the last sale price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the last sale price for a like option acquired on the day on which the option is being valued. A last sale price may not be used for the foregoing purposes if the market makes a limited move with respect to a particular instrument.

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For valuation purposes, quotations of foreign securities or other assets denominated in foreign currencies are translated to U.S. dollar equivalents using the net foreign exchange rate in effect at the close of the stock exchange in the country where the security is issued. Short-term debt instruments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. If the Board determines that the amortized cost method does not represent the fair value of the short-term debt instrument, the investment will be valued at fair value as determined by procedures as adopted by the Board. U.S. government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service (“Pricing Service”).

OTC securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used.

Dividend income and other distributions are recorded on the ex-distribution date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of a Fund are valued at fair value.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on April 23, 2008, and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. The Board may designate additional series of beneficial interest and classify Shares of a particular series into one or more classes of that series.

All Shares of the Trust are freely transferable. The Shares do not have preemptive rights or cumulative voting rights, and none of the Shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Shares have equal voting rights, except that, in a matter affecting a particular series or class of Shares, only Shares of that series of class may be entitled to vote on the matter. Trust shareholders are entitled to require the Trust to redeem Creation Units of their Shares. The Trust Instrument confers upon the Broad of Trustees the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares of the Trust to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the applicable Fund.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of Funds’ shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

The Trust Instrument disclaims liability of the shareholders of the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Trust Instrument provides for

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indemnification from the Trust’s property for all loss and expense of any Fund shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Book Entry Only System

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, Inc., the AMEX and the Financial Industry Regulatory Authority. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

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Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants an the Indirect Participants and Beneficial owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchanges. The Trust will not make the DTC book-entry Dividend Reinvestment Service available for use by Beneficial Owners for reinvestment of their cash proceeds but certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.

PURCHASES AND REDEMPTIONS

The Trust issues and redeems Shares of each Fund only in aggregations of Creation Units. The number of Shares of a Fund that constitute a Creation Unit for each Fund and the value of such Creation Unit as of each Fund’s inception were 100,000 and $6,000,000 for the Direxion Daily Large Cap Bull 3X Shares, Direxion Daily Large Cap Bear 3X Shares, Direxion Daily Small Cap Bull 3X Shares, Direxion Daily Small Cap Bear 3X Shares, Direxion Daily Financial Bull 3X Shares, Direxion Daily Financial Bear 3X Shares, Direxion Daily Energy Bull 3X Shares and Direxion Daily Energy Bear 3X Shares, and 50,000 and $3,000,000 for the remainder of the Funds.

See “Purchase and Issuance of Shares in Creation Units” and “Redemption of Creation Units” below. The Board reserves the right to declare a split or a consolidation in the number of Shares outstanding of any Fund, and may make a corresponding change in the number of Shares constituting a Creation Unit, in the event that the per Shares price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board for any other reason.

Purchase and Issuance of Creation Units

The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day (as defined above), of an order in proper form.

Creation Units of Shares may be purchased only by or through an Authorized Participant. Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available an amount of cash sufficient to pay the Balancing Amount and the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Balancing Amount. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units of Shares may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor.

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Creation Units also will be sold only for cash (“Cash Purchase Amount”) for 3X Bear Funds. Creation Units are sold at their net asset value, plus a transaction fee, as described below.

Purchases through the Clearing Process (3X Bull Funds)

An Authorized Participant may place an order to purchase (or redeem) Creation Units (i) through the Continuous Net Settlement clearing processes of NSCC as such processes have been enhanced to effect purchases (and redemptions) of Creation Units, such processes being referred to herein as the “Enhanced Clearing Process,” or (ii) outside the Enhanced Clearing Process, being referred to herein as the Manual Clearing Process. To purchase or redeem through the Enhanced Clearing Process, an Authorized Participant must be a member of National Securities Clearing Corporation (“NSCC”) that is eligible to use the Continuous Net Settlement system. For purchase orders placed through the Enhanced Clearing Process, in the Authorized Participant Agreement the Participant authorizes the Transfer Agent to transmit to the NSCC, on behalf of an Authorized Participant, such trade instructions as are necessary to effect the Authorized Participant’s purchase order. Pursuant to such trade instructions to the NSCC, the Authorized Participant agrees to deliver the Portfolio Deposit and such additional information as may be required by the Transfer Agent or the Distributor. A purchase order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent’s automated system, telephone, facsimile or other means permitted under the Authorized Participant Agreement, in order to receive that day's NAV per Share. All other procedures set forth in the Authorized Participant Agreement must be followed in order for you to receive the NAV determined on that day.

The consideration for purchase of a Creation Unit of Shares of a 3X Bull Fund consists of either cash or the Deposit Securities that is a representative sample of the securities in the Fund’s underlying index, the Balancing Amount, and the appropriate Transaction Fee (collectively, the “Portfolio Deposit”). The Balancing Amount will be the amount equal to the differential, if any, between the total aggregate market value of the Deposit Securities and the NAV of the Creation Unit(s) being purchased and will be paid to, or received from, the Trust after the NAV has been calculated.

BNYM makes available through the NSCC on each Business Day, either immediately prior to the opening of business on the Exchanges or the night before, the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each 3X Bull Fund. Such Portfolio Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of Shares of a given 3X Bull Fund until such time as the next-announced Portfolio Deposit made available.

The identity and number of shares of the Deposit Securities required for each 3X Bull Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by Rafferty with a view to the investment objective of the 3X Bull Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the relevant securities index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Balancing Amount to replace any Deposit Security which may not be available in sufficient quantity for delivery or for other similar reasons. The adjustments described above will reflect changes, known to Rafferty on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the subject index being tracked by the relevant 3X Bull Fund, or resulting from stock splits and other corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Balancing Amount effective through and including the previous Business Day, per outstanding Share of each 3X Bull Fund, will be made available.

Shares may be issued in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a greater value than the NAV of the Shares on

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the date the order is placed in proper form since, in addition to the available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Balancing Amount, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. The Participation Agreement will permit the Trust to buy the missing Deposit Securities any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian Bank or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Shares so purchased will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor. Due to the schedule of holidays in certain countries, however, the delivery of Shares may take longer than three Business Days following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods. A list of local holidays in the foreign countries or markets relevant to the international funds is set forth under “Regular Foreign Holidays” below.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Purchases Through the Manual Clearing Process

An Authorized Participant that wishes to place an order to purchase Creation Units outside the Enhanced Clearing Process must state that it is not using the Enhanced Clearing Process and that the purchase instead will be effected through a transfer of securities and cash either through the Federal Reserve System (for cash and U.S. government securities) or directly through DTC. All Creation Unit purchases of the 3X Bear Funds will be settled outside the Enhanced Clearing Process for cash equal to the Creation Unit’s NAV (“Cash Purchase Amount”). Purchases (and redemptions) of Creation Units of the 3X Bull Funds settled outside the Enhanced Clearing Process will be subject to a higher Transaction Fee than those settled through the Enhanced Clearing Process. Purchase orders effected outside the Enhanced Clearing Process are likely to require transmittal by the Authorized Participant earlier on the Transmittal Date than orders effected using the Enhanced Clearing Process. Those persons placing orders outside the Enhanced Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve System (for cash and U.S. government securities) by contacting the operations department of the broker or depository institution effectuating such transfer of the Portfolio Deposit (for the 3X Bull Funds), or of the Cash Purchase Amount (for the 3X Bear Funds).

Rejection of Purchase Orders

The Trust reserves the absolute right to reject a purchase order transmitted to it by the Distributor in respect of any Fund if (a) the purchaser or group of purchasers, upon obtaining the shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (b) the Deposit Securities delivered are not as specified by Rafferty and Rafferty has not consented to acceptance of an in-kind deposit that varies from the designated Deposit Securities; (c) acceptance of the purchase transaction order would have certain adverse tax consequences to the Fund; (d) the acceptance of the purchase transaction order would, in the opinion of counsel, be unlawful; (e) the acceptance of the purchase transaction order would otherwise, in the discretion of the Trust or Rafferty, have an adverse effect on the Trust or the rights of beneficial owners; (f) the value of a Cash Purchase Amount, or the value of the Balancing Amount to accompany an in-kind deposit exceed a purchase authorization limit extended to an Authorized Participant by the custodian and the Authorized Participant has not deposited an amount in excess of such purchase authorization with the custodian by 4:00 p.m. Eastern Time on the Transmittal Date; or (g) in the event that circumstances outside the control of the Trust, the Distributor and Rafferty make it impractical to process purchase orders. The Trust shall notify a prospective purchaser of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of purchase transaction orders nor shall either of them incur any liability for the failure to give any such notification.

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Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor on any Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of Shares. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

Placement of Redemption Orders Using Enhanced Clearing Process (3X Bull Funds)

Orders to redeem Creation Units of Funds through the Enhanced Clearing Process must be delivered through an Authorized Participant that is a member of NSCC that is eligible to use the Continuous Net Settlement System. A redemption order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent's automated system, telephone, facsimile or other means permitted under the Authorized Participant Agreement, in order to receive that day’s NAV per Share. All other procedures set forth in the Authorized Participant Agreement must be followed in order for you to receive the NAV determined on that day.

With respect to each 3X Bull Fund, Rafferty makes available through the NSCC immediately prior to the opening of business on the Exchanges on each day that the Exchanges are open for business the Portfolio Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Redemption Securities”). These securities may, at times, not be identical to Deposit Securities which are applicable to a purchase of Creation Units.

The redemption proceeds for a Creation Unit consist of either cash or Redemption Securities, as announced by Rafferty through the NSCC on any Business Day, plus the Balancing Amount. The redemption transaction fee described below is deducted from such redemption proceeds.

Placement of Redemption Orders Outside Clearing Process (3X Bull Funds and 3X Bear Funds)

Orders to redeem Creation Units of Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Authorized Participant Agreement and, for the Fixed Income Funds, has the ability to transact through the Federal Reserve System. A DTC Participant who wishes to place an order for redemption of Creation Units of a Fund to be effected outside the Clearing Process need not be an Authorized Participant, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC or the Federal Reserve System (for cash and U.S. government securities). A redemption order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent's automated system, telephone, facsimile or other means permitted under the Authorized Participant Agreement, in order to receive that day's NAV per Share. All other procedures set forth in the Authorized Participant Agreement must be followed in order for you to receive the NAV determined on that day. The order must be accompanied or preceded by the requisite number of Shares of Funds specified in such order, which delivery must be made through DTC or the Federal Reserve System to the Custodian by the third Business Day following such Transmittal Date (“DTC Cut-Off Time”); and (iii) all other procedures set forth in the Authorized Participant Agreement must be properly followed.

For the 3X Bull Funds, if it is not possible to effect deliveries of the Redemption Securities, the Fund may in its discretion exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit. The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in net asset value.

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After the Transfer Agent has deemed an order for redemption of a 3X Bull Fund’s shares outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Redemption Securities, which are expected to be delivered within three Business Days, and the Balancing Amount minus the Transaction Fee. In addition, with respect to 3X Bull Fund redemptions honored in cash, the redeeming party will receive the Cash Redemption Amount by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent. Due to the schedule of holidays in certain countries, however, the receipt of the Cash Redemption Amount may take longer than three Business Days following the Transmittal Date. In such cases, the local market settlement procedures will not commence until the end of local holiday periods. See below for a list of local holidays in the foreign country relevant to the international funds.

The redemption proceeds for a Creation Unit of a 3X Bear Fund will consist solely of cash in an amount equal to the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, less the redemption transaction fee described below (“Cash Redemption Amount”).

In certain instances, Authorized Participants may create and redeem Creation Unit aggregations of the same Fund on the same trade date. In this instance, the Trust reserves the right to settle these transactions on a net basis.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Regular Foreign Holidays

The Funds generally intend to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus three Business Days (i.e., days on which the national securities exchange is open). The Funds may effect deliveries of Creation Units and portfolio securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement periods. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the international funds, in certain circumstances. The holidays applicable to the international funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the funds. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future.

The dates in calendar year 2012 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

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2012
Argentina	Australia	Austria	Belgium	Brazil	Chile
January 1	January 1	January 1	January 1	January 1	January 1
April 2	January 2	January 6	April 8	February 20	April 6
April 6	January 26	April 9	April 9	February 21	April 7
April 8	April 6	May 1	May 1	April 6	April 8
May 1	April 9	May 17	May 17	April 21	May 1
May 25	June 11	May 28	May 28	May 1	May 21
June 18	August 6	June 7	July 21	June 7	July 2
July 9	October 1	August 15	August 15	September 7	July 16
August 20	December 25	October 26	November 1	October 12	August 15
October 15	December 26	November 1	November 11	November 2	September 18
December 8		December 8	December 25	November 15	September 19
December 25		December 25		December 25	October 15
		December 26			November 1
November 2
December 8
December 25

China	Colombia	Czech Republic	Egypt	Finland	France
January 23	January 1	January 1	January 1	January 6	May 1
January 24	January 9	April 25	January 7	April 6	December 25
January 25	March 19	May 1	April 15	April 9	December 26
January 26	April 5	May 8	April 16	May 1
January 27	April 6	July 5	April 25	May 17
February 23	May 1	July 6	May 1	June 22
February 24	May 21	September 28	June 16	December 6
April 4	June 11	October 28	July 1	December 24
May 1	June 18	November 17	July 23	December 26
October 1	July 2	December 24	August 20	December 31
October 2	July 20	December 25	August 21
October 3	August 7	December 26	August 22
	August 20		October 6
	October 15		October 26
	November 5		October 27
	November 12		October 28
	December 8		October 29
	December 25		November 15
December 5

Germany	Greece	Hong Kong	Hungary	India	Indonesia
January 1	January 6	January 2	January 1	April 6	January 1
April 6	February 20	January 23	March 14	April 14	August 17
April 9	April 6	January 24	March 15	May 1	December 25
May 1	April 9	January 25	March 28	August 15
May 17	May 1	April 4	May 1	December 25
May 28	May 28	April 6	May 16
June 7	August 15	April 7	August 20
October 3	December 25	April 9	October 23
November 1	December 26	April 28	October 31
December 25		May 1	November 1
December 26		June 23	December 25
		July 2	December 26
October 1
October 2
October 23
December 25
December 26

Ireland	Israel	Italy	Japan	Malaysia	Mexico
January 1	March 8	January 1	January 2	January 1	January 1
March 17	April 6	January 6	January 3	January 2	February 6
April 6	April 7	April 1	January 9	January 23	March 19
April 9	April 8	April 6	February 11	January 24	April 5
May 7	April 13	April 8	March 20	February 1	April 6
June 4	April 25	April 9	April 30	February 5	May 1
August 1	April 26		May 3	February 6	May 5
October 29	May 26	May 1	May 4	February 7	September 16
December 25	May 27	July 15	May 5	May 1	November 2

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December 26	May 28	November 1	July 16	May 5	November 19
	July 29	December 8	September 17	June 2	December 1
	September 16	December 24	September 22	August 19	December 12
	September 17	December 25	October 8	August 20	December 25
	September 18	December 26	November 3	August 21
	September 25	December 31	November 23	August 31
	September 26		December 24	September 16
	September 30		December 31	September 17
	October 1			October 26
	October 2			November 13
	October 8			November 15
	October 9			December 25
December 8

The Netherlands	New Zealand	Peru	The Philippines	Portugal	Russia
January 1	January 2	January 1	January 1	April 6	January 1
April 6	January 3	April 5	April 5	April 9	January 2
April 9	January 23	April 6	April 6	May 1	January 3
April 30	January 30	May 1	April 9	December 25	January 4
May 17	February 6	June 29	May 1	December 26	January 5
May 28	April 6	July 28	June 12		January 6
December 25	April 9	July 29	August 26		January 7
December 26	April 25	August 30	November 1		January 9
	June 4	October 8	November 30		February 23
	October 22	November 1	December 25		March 8
	December 25	December 8	December 30		March 9
	December 26	December 25	December 31		April 30
May 1
May 9
June 9
June 11
June 12
November 5
December 29
December 31

Singapore	South Africa	South Korea	Spain	Sweden	Switzerland
January 1	January 1	January 1	January 1	January 1	January 2
January 2	January 2	January 23	January 6	January 6	April 6
January 23	March 21	January 24	March 19	April 6	April 9
January 24	April 6	March 1	April 6	April 9	May 17
April 6	April 9	April 11	April 9	May 1	May 28
May 1	April 27	May 1	May 1	May 17	August 1
May 5	May 1	May 5	August 15	June 6	December 25
August 9	June 16	May 28	October 12	June 22	December 26
August 19	August 9	June 6	November 1	December 24
August 20	September 24	August 15	December 6	December 25
October 26	December 17	September 30	December 8	December 26
November 13	December 25	October 1	December 25	December 31
December 25	December 26	October 3	December 26
December 19
December 25

Taiwan	Thailand	Turkey	United Kingdom
January 1	January 2	January 1	January 2
January 22	March 7	May 19	April 6
January 23	April 6	August 30	April 9
January 24	April 13	October 29	May 7
January 25	April 16		June 4
January 26	May 1		June 5
January 27	May 7		August 27
February 4	June 4		December 25
February 27	August 2		December 26
February 28	August 13
March 3	October 23
April 4	December 5
May 1	December 10
June 23	December 31
September 30
October 10
December 22
December 31

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Redemption

The longest redemption cycle for the international funds is a function of the longest redemption cycles among the countries whose stocks comprise the international funds. In the calendar year 2011*, the dates of the regular holidays affecting the following securities markets present the worst-case redemption cycle for the international funds is as follows:

2012*
Country	Redemption Request Date	Redemption Settlement Date	Settlement Period

China	Jan. 18, 2012 Jan. 19, 2012 Jan. 20, 2012 Feb. 20, 2012 Feb. 21, 2012 Sept. 24, 2012 Sept. 25, 2012	Jan. 30, 2012 Jan. 30, 2012 Jan. 30, 2012 Feb. 27, 2012 Feb. 27, 2012 Oct. 4, 2012 Oct. 5, 2012	12 11 10 7 6 10 10

Egypt	Aug. 15, 2012 Aug. 16, 2012 Aug. 17, 2012	Aug. 23, 2012 Aug. 23, 2012 Aug. 23, 2012	8 7 6

Hong Kong .	Jan. 18, 2012 Jan. 19, 2012 Jan. 20, 2012	Jan. 26, 2012 Jan. 26, 2012 Jan. 26, 2012	8 7 6

Israel	Sept. 12, 2012 Sept. 13, 2012 Sept. 14, 2012 Sept. 20, 2012 Sept. 21, 2012	Sept. 19, 2012 Sept. 19, 2012 Sept. 19, 2012 Sept. 27, 2012 Sept. 27, 2012	7 6 5 7 6

Japan	Dec. 28, 2011 Dec. 29, 2011 Dec. 30, 2011 April 27, 2012 May 1, 2012 May 2, 2012	Jan. 4, 2012 Jan. 4, 2012 Jan. 4. 2012 May 7, 2012 May 7, 2012 May 7, 2012	7 6 5 10 6 5

Malaysia	Jan. 31, 2012 Feb. 2, 2012 Feb. 3, 2012	Feb. 8, 2012 Feb. 8, 2012 Feb. 8, 2012	8 6 5

Russia	Dec. 28, 2011 Dec. 29, 2011 Dec. 30, 2011 Mar. 5, 2012 Mar. 6, 2012 Mar. 7, 2012 June 6, 2012 June 7, 2012 June 8, 2012	Jan. 10, 2012 Jan. 10, 2012 Jan. 10, 2012 Mar. 12, 2012 Mar. 12, 2012 Mar. 12, 2012 June 13, 2012 June 13, 2012 June 13, 2012	13 12 11 7 6 5 7 6 5

South Korea	Jan. 18, 2012 Jan. 19, 2012 Jan. 20, 2012	Jan. 25, 2012 Jan. 25, 2012 Jan. 25, 2012	7 6 5

Taiwan	Jan. 18, 2012 Jan. 19, 2012 Jan. 20, 2012	Jan. 30, 2012 Jan. 30, 2012 Jan. 30, 2012	12 11 10

*	Settlement dates in the table above have been confirmed as of 11/1/2011. Holidays are subject to change without further notice.

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Transaction Fees

Transaction fees are imposed as set forth in the table in the Prospectus. Transaction Fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units of Shares. There is a fixed and a variable component to the total Transaction Fee. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee based upon the value of each Creation Unit also is applicable to each redemption transaction.

Purchasers of Creation Units of 3X Bull Funds for cash are required to pay an additional charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolios securities. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed an additional charge for cash purchases.

Purchasers of Shares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The purchase transaction fees for in-kind purchases and cash purchases (when available) are listed in the table below. Investors will also bear the costs of transferring securities from the Fund to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. In addition, Rafferty may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the Securities Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under Securities Act Rule 153 a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Fund’s prospectus is available at the national securities exchange on which the Shares of such Fund trade upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions.

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DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and other Distributions

As stated in the Prospectus, each Fund pays out dividends to its shareholders from its net investment income at least annually. A Fund also distributes its net short-term capital gain, if any, annually but may make more frequent distributions thereof if necessary to avoid income or excise taxes. Each Fund may realize net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) and thus anticipates annual distributions thereof. The Trustees may revise this dividend policy, or postpone the payment of dividends, if a Fund has or anticipates any large unexpected expense, loss or fluctuation in net assets that, in the Trustees' opinion, might have a significant adverse effect on its shareholders.

Investors should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution (with the tax consequences described in the Prospectus).

Taxes

Regulated Investment Company Status. Each Fund is treated as a separate corporation for federal tax purposes and intends to qualify as a RIC. If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, it will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss (“short-term capital gain”), and net gains and losses from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) and net capital gain it distributes to its shareholders for that year.

To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies, and (b) net income from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) securities (other than U.S. government securities or the securities of other RICs) of any one issuer, (ii) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (iii) securities of one or more QPTPs (collectively, “Diversification Requirements”). The Internal Revenue Service (“IRS”) has ruled that income from a derivative contract on a commodity index generally is not qualifying income for purposes of the Income Requirement.

Although each Fund intends to satisfy all the foregoing requirements, there is no assurance that a Fund will be able to do so. The investment by a Fund primarily in options and futures positions entails some risk that it might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation the Funds use, pursuant to which each of them would expect to be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the IRS, which might apply a different method resulting in disqualification of one or more of the Funds.

If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) its taxable income, including net capital gain, would be taxed at corporate income tax rates (up to 35%), (2) it would not receive a deduction for the distributions it makes to its shareholders, and (3) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income, except for the part of those dividends that is

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“qualified dividend income” (described in the Prospectus) (“QDI”)) if certain holding period and other requirements are met) to the extent of the Fund’s earnings and profits; those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances. In addition, the Fund would be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

Excise Tax. Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Income from Foreign Securities. Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest, or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders.

Each Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals’ QDI.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain — which the Fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax — even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the PFIC’s stock over a Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund’s adjusted basis in each PFIC’s stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Derivatives Strategies. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures, and forward contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement. Each Fund will monitor its

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transactions, make appropriate tax elections, and make appropriate entries in its books and records when it acquires any foreign currency, option, futures contract, forward contract, or hedged investment to mitigate the effect of these rules, prevent its disqualification as a RIC, and minimize the imposition of federal income and excise taxes.

Some futures contracts (other than “securities futures contracts,” as defined in Code section 1234B(c)), foreign currency contracts, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) in which a Fund invests may be subject to Code section 1256 (collectively “section 1256 contracts”). Section 1256 contracts that a Fund holds at the end of its taxable year must be “marked to market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it. A Fund may elect not to have the foregoing rules apply to any “mixed straddle” (that is, a straddle, which the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options, futures, and forward contracts in which a Fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures, and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the call option. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis in the subject securities or futures contract.

If a Fund has an “appreciated financial position” -- generally, an interest (including an interest through an option, futures, or forward contract or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

94

Income from Zero-Coupon and Payment-in-Kind Securities. A Fund may acquire zero-coupon or other securities (such as strips) issued with original issue discount (“OID”). As a holder of those securities, a Fund must include in its gross income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, a Fund must include in its gross income securities it receives as “interest” on payment-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Income from Zero-Coupon and Payment-in-Kind Securities. A Fund may acquire zero-coupon or other securities (such as strips) issued with original issue discount (“OID”). As a holder of those securities, a Fund must include in its gross income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, a Fund must include in its gross income securities it receives as “interest” on payment-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Income from REITs. A Fund may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits (“REMICs”) or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (“TMPs”) or have a qualified REIT subsidiary that is a TMP. A portion of the net income allocable to REMIC residual interest holders may be an “excess inclusion.” The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs. Although those regulations have not yet been issued, the U.S. Treasury Department and the Service issued a notice in 2006 (“Notice”) announcing that, pending the issuance of further guidance, the Service would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” (i.e., governmental units and tax-exempt entities that are not subject to the unrelated business income tax) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, individual retirement accounts, and public charities) constitutes unrelated business taxable income to them.

A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record shareholders that are” after “its” in clause (4)). The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that, (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from a REIT the excess inclusion income of which exceeded 3% of the REIT’s dividends. No Fund will invest directly in REMIC residual interests, and no Fund intends to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

95

Capital Loss Carryovers. As of October 31, 2011, the following Funds had capital loss carryovers on a tax basis in the respective amounts, expiring in the indicated taxable years, shown below:

Funds	October 31, 2019	October 31, 2018	October 31, 2017
Direxion Daily Large Cap Bull 3X Shares	$—	$—	$—
Direxion Daily Large Cap Bear 3X Shares	227,849,840	243,723,246	—
Direxion Daily Mid Cap Bull 3X Shares	—	—	—
Direxion Daily Mid Cap Bear 3X Shares	22,162,993	4,862,033	5,743,778
Direxion Daily Small Cap Bull 3X Shares	—	—	—
Direxion Daily Small Cap Bear 3X Shares	447,535,089	170,386,620	41,155,587
Direxion Daily BRIC Bull 3X Shares	267,011	—	—
Direxion Daily BRIC Bear 3X Shares	—	—	—
Direxion Daily China Bull 3X Shares	—	—	—
Direxion Daily China Bear 3X Shares*	—	2,295,087	—
Direxion Daily Developed Markets Bull 3X Shares	—	—	—
Direxion Daily Developed Markets Bear 3X Shares	6,226,800	3,814,712	2,982,535
Direxion Daily Emerging Markets Bull 3X Shares	—	—	—
Direxion Daily Emerging Markets Bear 3X Shares	73,271,322	33,557,979	24,388,554
Direxion Daily India Bull 3X Shares	1,150,428	—	—
Direxion Daily India Bear 3X Shares	289,373	247,484	—
Direxion Daily Latin America Bull 3X Shares	—	—	—
Direxion Daily Latin America Bear 3X Shares	1,562,853	—	—
Direxion Daily Gold Miners Bull 3X Shares	—	—	—
Direxion Daily Gold Miners Bear 3X Shares	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares**	—	—	—
Direxion Daily Natural Gas Related Bear 3X Shares	1,283,587	35,815	—
Direxion Daily Retail Bull 3X Shares	—	—	—
Direxion Daily Retail Bear 3X Shares	544,337	117,323	—
Direxion Daily Semiconductor Bull 3X Shares	11,358,224	1,271,002	—
Direxion Daily Semiconductor Bear 3X Shares	961,396	—	—
Direxion Daily Energy Bull 3X Shares	—	—	—
Direxion Daily Energy Bear 3X Shares	12,590,578	3,644,343	25,942,062
Direxion Daily Financial Bull 3X Shares	—	—	—
Direxion Daily Financial Bear 3X Shares	679,926,863	839,658,285	833,736,449
Direxion Daily Real Estate Bull 3X Shares	—	—	—
Direxion Daily Real Estate Bear 3X Shares	81,864,882	40,732,146	—
Direxion Daily Technology Bull 3X Shares	—	—	—
Direxion Daily Technology Bear 3X Shares	37,175,240	11,093,015	13,642,542
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	2,880,591	13,265,888	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	101,871,070	93,882,293	—

*	During the year ended October 31, 2010, the Fund utilized capital losses of $133,417.
**	During the year ended October 31, 2010, the Fund utilized capital losses of $46,745.

To the extent a Fund listed above realizes future net capital gains in any taxable year included in the preceding table to which it has available capital loss carryovers, those gains will be wholly or partly offset by those carryover(s).

96

Pursuant to the Regulated Investment Company Modernization Act of 2010, capital losses sustained in future taxable years will not expire and may be carried over without limitation (in the case of each Fund in the preceding tables, after it uses the capital loss carryovers tabulated above.)

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Funds. No attempt is made to present a complete explanation of the federal tax treatment of the Funds’ activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to a Fund and to distributions therefrom.

FINANCIAL STATEMENTS

The Funds’ financial statements for the fiscal year ended October 31, 2011, are incorporated herein by reference from the Funds’ Annual Report to Shareholders dated October 31, 2011. To receive a copy of the Prospectus or Annual or Semi-Annual Report to shareholders, without charge, write to or call the Trust at the address or telephone number listed above.

97

APPENDIX A

Description of Corporate Bond Ratings

Moody’s Investors Service and Standard and Poor’s Corporation are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus and this SAI.

Moody’s Investors Service – Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc. and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody’s Investors Service – Municipal Bond Ratings

The following descriptions of Moody’s long-term municipal bond ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

A-1

Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard and Poor’s – Long-Term Corporate and Municipal Bond Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

A-2

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Moody’s Investors Service – Short-Term Ratings

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

A-3

Standard and Poor’s – Short-Term Municipal Ratings

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Moody’s Investors Service – Commercial Paper Ratings

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Standard and Poor’s – Commercial Paper Ratings

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

A-4

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation , including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings: S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

A-5

APPENDIX B

Direxion Shares ETF Trust

Proxy Voting Policies and Procedures

Recognizing the increased scrutiny that both institutions and corporations are under, it is important to have corporate governance that appreciates the importance of consistently applied policy guidelines that are aligned with investors’ views on key issues. With this in mind we currently use ISS’s proxy voting service to execute ballots on behalf of the Direxion Shares ETF Trust (collectively, the “Trust”). ISS prepares custom research and votes per their recommendation. If we agree with their recommendation, no action is required. However, we retain the right and ability to override the vote if you disagree with ISS’s vote recommendation.

I.	Duty to Vote Proxies

Rafferty Asset Management, LLC (“Rafferty”) views seriously its responsibility to exercise voting authority over securities that are owned by the Trust.

To document that proxies are being voted, ISS (on behalf of the Trust) will maintain a record reflecting when and how each proxy is voted consistent with the requirements of Rule 206(4)-6 under the Investment Advisors Act of 1940 and other applicable regulations. Rafferty will make its proxy voting history and policies and procedures available to shareholders upon request.

II.	Guidelines for Voting Proxies

Rafferty generally follows the recommendations of ISS’s proxy voting guidelines as outlined below. Proxy proposals are considered on their own merits and a determination is made as to support or oppose management’s recommendation. Rafferty will typically accept ISS’s recommendations on social issues as it does not have the means to evaluate the economic impact of such proposals, or determine a consensus among shareholders’ social or political viewpoints.

III.	Review and Compliance

It is Rafferty’s responsibility to oversee ISS’s proxy voting to ensure compliance and timely reporting to US Bank. Reports are verified monthly through ISS’s Votex website. ISS provides US Bank with the NP-X file covering the period from July 1st through June 30th of the following year. US Bank files the NP-X with the SEC on the Trust’s behalf. These records are maintained for five years and the previous two years proxy voting records can be accessed by contacting US Bank.

Below is a summary outlining ISS’s US Proxy Voting Guidelines.

1. Auditors

Ratifying Auditors

Vote FOR proposals to ratify auditors, unless:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or

•	Fees for non-audit services are excessive.

B-1

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

•	Composition of the board and key board committees;

•	Attendance at board and committee meetings;

•	Corporate governance provisions and takeover activity;

•	Disclosures under Section 404 of the Sarbanes-Oxley Act;

•	Long-term company performance relative to a market and peer index;

•	Extent of the director’s investment in the company;

•	Existence of related party transactions;

•	Whether the chairman is also serving as CEO;

•	Whether a retired CEO sits on the board;

•	Number of outside boards at which a director serves.

WITHHOLD from individual directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own (withhold only at their outside boards).

WITHHOLD from the entire board (except for new nominees, who should be considered on a CASE-BY-CASE basis) if:

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

•

The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;

•	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

•	A Russell 3000 company underperformed its industry group (GICS group). The test will consist of the bottom performers within each industry group.

WITHHOLD from inside directors and affiliated outside directors when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;

B-2

•	A material weakness identified in the Section 404 disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.

WITHHOLD from the members of the Compensation Committee if:

•	There is a negative correlation between chief executive pay and company performance;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has poor compensation practices.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.);

•	Two-thirds independent board;

•	All-independent key committees;

•	Established governance guidelines;

•	The company does not under-perform its peers.

Majority Vote Shareholder Proposals

Generally vote FOR reasonably crafted shareholders proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections). Consider voting AGAINST the shareholder proposal if the company has adopted a formal corporate governance policy that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

At a minimum, a company’s policy should articulate the following elements to adequately address each director nominee who fails to receive an affirmative of majority of votes cast in an election:

•	Established guidelines disclosed annually in the proxy statement concerning the process to follow for nominees who receive majority withhold votes;

•	The policy needs to outline a clear and reasonable timetable for all decision-making regarding the nominee’s status;

•	The policy needs to specify that the process of determining the nominee’s status will be managed by independent directors and must exclude the nominee in question;

•	An outline of a range of remedies (for example, acceptance of the resignation, maintaining the director but curing the underlying causes of the withheld votes, etc.);

B-3

•

The final decision on the nominee’s status should be promptly disclosed via an SEC filing. The policy needs to include the timeframe for disclosure and require a full explanation of how the decision was reached.

In addition, the company should articulate to shareholders why its policy is the best structure for demonstrating accountability to shareholders.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

4. Takeover Defenses

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20 percent trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

B-4

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

For mergers and acquisitions, evaluate the proposed transaction based on these factors:

•	Valuation—Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?

•	Market reaction—How has the market responded to the proposed deal?

•	Strategic rationale—Does the deal make sense strategically? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.

•	Negotiations and process—Were the terms of the transaction negotiated at arm’s length? Was the process fair and equitable?

•

Conflicts of interest—Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests.

•	Governance—Will the combined company have a better or worse governance profile than the parties to the transaction?

6. State of Incorporation

Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company’s state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain. In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company’s performance and whether the company’s ongoing use of shares has shown prudence.

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

B-5

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock). Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote FOR proposals to create “de-clawed” blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the plan if:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options without prior shareholder approval;

•	There is a disconnect between CEO pay and the company’s performance;

•	The company’s three year burn rate exceeds the greater of 2 percent and the mean plus 1 standard deviation of its industry group; or

•	The plan is a vehicle for poor pay practices.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation plan are met and disclosed in the proxy statement:

•	Stock ownership guidelines with a minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period:

-	A minimum vesting of three years for stock options or restricted stock; or

-	Deferred stock payable at the end of a three-year deferral period.

•	A balanced mix between cash and equity. If the mix is heavier on equity, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

•	No retirement/benefits and perquisites for non-employee directors; and

•	A table with a detailed disclosure of the cash and equity compensation for each non-employee director for the most recent fiscal year.

Disclosure of CEO Compensation-Tally Sheet

Companies should provide better and more transparent disclosure related to CEO pay. Consider withhold votes in the future from the compensation committee and voting against equity plans if compensation disclosure is not improved and a tally sheet is not provided.

Employee Stock Purchase Plans—Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR plans if:

•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Employee Stock Purchase Plans—Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR plans with:

B-6

•	Broad-based participation (i.e., all employees with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution (a fixed dollar amount or a percentage of base salary);

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Option Exchange Programs/Re-pricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration historic trading patterns, rationale for the re-pricing, value-for-value exchange treatment of surrendered options, option vesting, term of the option, exercise price and participation. Vote FOR shareholder proposals to put option re-pricing to a shareholder vote.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include:

•	A trigger beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

•

Change-in-control payments should be double-triggered, i.e., (1) after a change in the company’s ownership structure has taken place, and (2) termination of the executive as a result of the change in control.

9. Corporate Responsibility

Animal Rights

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

•	The company has been the subject of recent, significant controversy related to its testing programs.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards.

Drug Pricing and Re-importation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

•	The existing level of disclosure on pricing policies;

•	Deviation from established industry pricing norms;

•	The company’s existing initiatives to provide its products to needy consumers;

•	Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed.

B-7

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

Genetically Modified Foods

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Tobacco

Most tobacco-related proposals (such as on second-hand smoke, advertising to youth and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

Toxic Chemicals

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals.

Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

Arctic National Wildlife Refuge

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

•	New legislation is adopted allowing development and drilling in the ANWR region;

•	The company intends to pursue operations in the ANWR; and

•	The company has not disclosed an environmental risk report for its ANWR operations.

Concentrated Area Feeding Operations (CAFOs)

Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:

•	The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

•	The company does not directly source from CAFOs.

Global Warming and Kyoto Protocol Compliance

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

•	The company does not maintain operations in Kyoto signatory markets;

•	The company already evaluates and substantially discloses such information; or,

•	Greenhouse gas emissions do not significantly impact the company’s core businesses.

Political Contributions

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: any recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

B-8

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

Outsourcing/Offshoring

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report; and the existence of a publicly available code of corporate conduct that applies to international operations.

Human Rights Reports

Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

10. Mutual Fund Proxies

Election of Directors

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.

Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the solicitation expenses.

Terminate the Investment Advisor

Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:

•	Performance of the fund’s net asset value;

•	The fund’s history of shareholder relations;

•	The performance of other funds under the advisor’s management.

B-9

DIREXION SHARES ETF TRUST

PROSPECTUS

33 Whitehall Street, 10th Floor	New York, New York 10004	866-476-7523

1X BEAR FUNDS
DOMESTIC EQUITY INDEX FUNDS
Direxion Daily Dow 30® Bear 1X Shares
Direxion Daily Large Cap Bear 1X Shares
Direxion Daily Small Cap Bear 1X Shares
Direxion Daily Total Market Bear 1X Shares (TOTS)
FIXED INCOME FUNDS
Direxion Daily 7-10 Year Treasury Bear 1X Shares (TYNS)
Direxion Daily 20+ Year Treasury Bear 1X Shares (TYBS)
Direxion Daily Corporate Bond Bear 1X Shares
Direxion Daily Municipal Bond Taxable Bear 1X Shares
Direxion Daily Total Bond Market Bear 1X Shares (SAGG)
INTERNATIONAL FUNDS
Direxion Daily Developed Markets Bear 1X Shares
Direxion Daily Emerging Market Bear 1X Shares

FEBRUARY 28, 2012

The funds offered in this prospectus (collectively, the “Funds”) trade, or will trade, on NYSE Arca, Inc. (“Arca”). The Funds seek daily investment results and are subject to compounding and market volatility risks. Each Fund attempts to provide investment results that correlate negatively to the return of an index or benchmark. The Funds are intended to be used as short-term trading vehicles. As such, the Funds are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios. The Funds are very different from most mutual funds and exchange-traded funds. Investors should note that:

(1)  Each Fund pursues investment goals that are inverse to the performance of its benchmark, a result opposite of most mutual funds and exchange-traded funds.

(2)  The Funds seek daily investment results subject to compounding and market volatility risk. The pursuit of their investment goals means that the return of a Fund for a period longer than a full trading day will be the product of the series of daily returns, with daily repositioned exposure, for each trading day during the relevant period. As a consequence, especially in periods of market volatility, the path of the benchmark during the longer period may be at least as important to a Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day. The Funds are not suitable for all investors.

The Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the Funds should:

(a)  understand the consequences of seeking daily investment results,

(b)  understand the risk of shorting, and

(c)  intend to actively monitor and manage their investments.

Investors who do not understand the Funds, or do not intend to actively manage their funds and monitor their investments, should not buy the Funds. There is no assurance that any of the Funds offered in this prospectus will achieve their objectives and an investment in a Fund could lose money. No single Fund is a complete investment program.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SUMMARY OF DIREXIONSHARES

Direxion Daily Dow 30 Bear 1X Shares

Important Information Regarding the Fund

The Direxion Daily Dow 30 Bear 1X Shares (“Fund”) seeks daily investment results. The pursuit of daily investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –100% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 100% of the inverse (or opposite) of the performance of the Dow Jones Industrial Average (“Index”). The Fund seeks daily investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily investment results, understand the risks associated with shorting, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.30%

Total Annual Fund Operating Expenses	0.75%

Expense Waiver/Reimbursement	0.10%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.65%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.65% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$66	$230

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

DIREXION SHARES ETF TRUST PROSPECTUS	1

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large capitalization U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no predetermined, objective criteria. The editors of the Wall Street Journal generally select components that are “blue chip” U.S. companies that are leaders in their industries, have an excellent reputation and have demonstrated sustained growth. Despite its name, the Index is not limited to industrial stocks, but instead is designed to measure the U.S. market as a whole. Changes in the composition of the Index happen infrequently and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. As of December 30, 2011, the Index included companies with capitalizations between $9.2 billion and $406.3 billion. The average capitalization of the companies comprising the Index was approximately $122.2 billion.

Dow Jones®, Dow Jones Industrial Average® and DJIA® are trademarks of Dow Jones & Company, Inc. (“Dow Jones®”). Dow Jones® has no relationship to the Fund, other than the licensing of those service marks for use in connection with the Fund’s materials. Dow Jones® does not sponsor, endorse, sell or promote any of the Fund.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –100% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund tracks the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund's performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

2	DIREXION SHARES ETF TRUST PROSPECTUS

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of certain investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

DIREXION SHARES ETF TRUST PROSPECTUS	3

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are an inverse of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–100%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the inverse of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund will underperform the inverse return of its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 1X Bear Fund, would be expected to lose 6.04% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 42.9%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 63.23% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–100% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	60%	148.55%	134.42%	95.28%	43.98%	–5.83%
–50%	50%	99.13%	87.77%	56.26%	15.23%	–24.77%
–40%	40%	66.08%	56.57%	30.21%	–4.08%	–37.57%
–30%	30%	42.43%	34.25%	11.56%	–17.98%	–46.76%
–20%	20%	24.67%	17.47%	–2.47%	–28.38%	–53.72%
–10%	10%	10.83%	4.44%	–13.28%	–36.52%	–58.79%
0%	0%	–0.25%	–6.04%	–22.08%	–42.90%	–63.23%
10%	–10%	–9.32%	–14.64%	–29.23%	–48.27%	–66.67%
20%	–20%	–16.89%	–21.75%	–35.24%	–52.72%	–69.67%
30%	–30%	–23.29%	–27.84%	–40.25%	–56.41%	–71.94%
40%	–40%	–28.78%	–33.01%	–44.63%	–59.81%	–74.32%
50%	–50%	–33.55%	–37.52%	–48.57%	–62.60%	–76.19%
60%	–60%	–37.72%	–41.51%	–51.96%	–65.19%	–78.12%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 24.2%. The Index’s highest volatility rate for any one calendar year during the five-year period is 37.8% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 2.4%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to

4	DIREXION SHARES ETF TRUST PROSPECTUS

significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since the Fund starts each trading day with exposure which is –100% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$100 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$99 and the net assets will rise by $1 to $101. With net assets of $101 and exposure of –$99, a purchaser at that point would be receiving –98% exposure of her investment instead of –100%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

DIREXION SHARES ETF TRUST PROSPECTUS	5

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this

6	DIREXION SHARES ETF TRUST PROSPECTUS

section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	7

Direxion Daily Large Cap Bear 1X Shares

Important Information Regarding the Fund

The Direxion Daily Large Cap Bear 1X Shares (“Fund”) seeks daily investment results. The pursuit of daily investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –100% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 100% of the inverse (or opposite) of the performance of the Russell 1000® Index (“Index”). The Fund seeks daily investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily investment results, understand the risks associated with shorting, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.30%

Total Annual Fund Operating Expenses	0.75%

Expense Waiver/Reimbursement	0.10%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.65%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.65% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$66	$230

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

8	DIREXION SHARES ETF TRUST PROSPECTUS

The Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Index represents approximately 90% of the U.S. market and has an average market capitalization of $14.1 billion and a median market capitalization of $5 billion as of December 30, 2011. The Frank Russell Company is not a sponsor of, or in any way affiliated with, the Fund.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –100% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund tracks the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund's performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

DIREXION SHARES ETF TRUST PROSPECTUS	9

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of certain investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are an inverse of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–100%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the inverse of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund will underperform the inverse return of its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could

10	DIREXION SHARES ETF TRUST PROSPECTUS

affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 1X Bear Fund, would be expected to lose 6.04% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 42.9%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 63.23% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–100% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	60%	148.55%	134.42%	95.28%	43.98%	–5.83%
–50%	50%	99.13%	87.77%	56.26%	15.23%	–24.77%
–40%	40%	66.08%	56.57%	30.21%	–4.08%	–37.57%
–30%	30%	42.43%	34.25%	11.56%	–17.98%	–46.76%
–20%	20%	24.67%	17.47%	–2.47%	–28.38%	–53.72%
–10%	10%	10.83%	4.44%	–13.28%	–36.52%	–58.79%
0%	0%	–0.25%	–6.04%	–22.08%	–42.90%	–63.23%
10%	–10%	–9.32%	–14.64%	–29.23%	–48.27%	–66.67%
20%	–20%	–16.89%	–21.75%	–35.24%	–52.72%	–69.67%
30%	–30%	–23.29%	–27.84%	–40.25%	–56.41%	–71.94%
40%	–40%	–28.78%	–33.01%	–44.63%	–59.81%	–74.32%
50%	–50%	–33.55%	–37.52%	–48.57%	–62.60%	–76.19%
60%	–60%	–37.72%	–41.51%	–51.96%	–65.19%	–78.12%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 26.86%. The Index’s highest volatility rate for any one calendar year during the five-year period is 23.81% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 0.00%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since the Fund starts each trading day with exposure which is –100% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$100 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$99 and the net assets will rise by $1 to $101. With net assets of $101 and exposure of –$99, a purchaser at that point would be receiving –98% exposure of her investment instead of –100%.

DIREXION SHARES ETF TRUST PROSPECTUS	11

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

12	DIREXION SHARES ETF TRUST PROSPECTUS

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	13

Direxion Daily Small Cap Bear 1X Shares

Important Information Regarding the Fund

The Direxion Daily Small Cap Bear 1X Shares (“Fund”) seeks daily investment results. The pursuit of daily investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –100% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 100% of the inverse (or opposite) of the performance of the Russell 2000® Index (“Index”). The Fund seeks daily investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily investment results, understand the risks associated with shorting, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.30%

Total Annual Fund Operating Expenses	0.75%

Expense Waiver/Reimbursement	0.10%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.65%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.65% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$66	$230

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

14	DIREXION SHARES ETF TRUST PROSPECTUS

The Index measures the performance of the small-cap segment of the U.S. equity universe and is comprised of the smallest 2000 companies in the Russell 3000® Index, representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The companies included in the Index have an average market capitalization of more than $672 million and a median market capitalization of $466 million as of December 30, 2011.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –100% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund tracks the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund's performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

DIREXION SHARES ETF TRUST PROSPECTUS	15

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of certain investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are an inverse of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–100%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the inverse of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund will underperform the inverse return of its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could

16	DIREXION SHARES ETF TRUST PROSPECTUS

affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 1X Bear Fund, would be expected to lose 6.04% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 42.9%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 63.23% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–100% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	60%	148.55%	134.42%	95.28%	43.98%	–5.83%
–50%	50%	99.13%	87.77%	56.26%	15.23%	–24.77%
–40%	40%	66.08%	56.57%	30.21%	–4.08%	–37.57%
–30%	30%	42.43%	34.25%	11.56%	–17.98%	–46.76%
–20%	20%	24.67%	17.47%	–2.47%	–28.38%	–53.72%
–10%	10%	10.83%	4.44%	–13.28%	–36.52%	–58.79%
0%	0%	–0.25%	–6.04%	–22.08%	–42.90%	–63.23%
10%	–10%	–9.32%	–14.64%	–29.23%	–48.27%	–66.67%
20%	–20%	–16.89%	–21.75%	–35.24%	–52.72%	–69.67%
30%	–30%	–23.29%	–27.84%	–40.25%	–56.41%	–71.94%
40%	–40%	–28.78%	–33.01%	–44.63%	–59.81%	–74.32%
50%	–50%	–33.55%	–37.52%	–48.57%	–62.60%	–76.19%
60%	–60%	–37.72%	–41.51%	–51.96%	–65.19%	–78.12%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 33.55%. The Index’s highest volatility rate for any one calendar year during the five-year period is 33.12% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 0.15%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since the Fund starts each trading day with exposure which is –100% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$100 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$99 and the net assets will rise by $1 to $101. With net assets of $101 and exposure of –$99, a purchaser at that point would be receiving –98% exposure of her investment instead of –100%.

DIREXION SHARES ETF TRUST PROSPECTUS	17

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Small Capitalization Company Risk

Investing in the securities of small capitalization companies, and securities that provide exposure to small capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The

18	DIREXION SHARES ETF TRUST PROSPECTUS

Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as

DIREXION SHARES ETF TRUST PROSPECTUS	19

Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Total Market Bear 1X Shares

Important Information Regarding the Fund

The Direxion Daily Total Market Bear 1X Shares (“Fund”) seeks daily investment results. The pursuit of daily investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –100% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 100% of the inverse (or opposite) of the performance of the MSCI US Broad Market Index (“Index”). The Fund seeks daily investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily investment results, understand the risks associated with shorting, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	3.25%

Acquired Fund Fees and Expenses	0.06%

Total Annual Fund Operating Expenses	3.76%

Expense Waiver/Reimbursement	3.05%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.71%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.65% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$73	$867

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the period from the Fund’s inception on June 15, 2011 to October 31, 2011, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, this portfolio

DIREXION SHARES ETF TRUST PROSPECTUS	21

turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index is sponsored by Morgan Stanley Capital International Inc. and represents the universe of companies in the U.S. equity market, including large, mid, small and micro cap companies. The Index targets for inclusion 99.5% or more of the total market capitalization of all U.S. common stocks regularly traded on the New York Stock Exchange and the NASDAQ over-the-counter market. The Index is the aggregation of the MSCI US Investible Market 2500 Index, which targets for inclusion 2,500 companies representing the investible universe of the U.S. equity market, and the MSCI US Micro Cap Index, which targets for inclusion approximately the bottom 1.5% of the U.S. equity market capitalization.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –100% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –100% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund tracks the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund's performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

22	DIREXION SHARES ETF TRUST PROSPECTUS

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of certain investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which

DIREXION SHARES ETF TRUST PROSPECTUS	23

may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are an inverse of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–100%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the inverse of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund will underperform the inverse return of its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 1X Bear Fund, would be expected to lose 6.04% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 42.9%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 63.23% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–100% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	60%	148.55%	134.42%	95.28%	43.98%	–5.83%
–50%	50%	99.13%	87.77%	56.26%	15.23%	–24.77%
–40%	40%	66.08%	56.57%	30.21%	–4.08%	–37.57%
–30%	30%	42.43%	34.25%	11.56%	–17.98%	–46.76%
–20%	20%	24.67%	17.47%	–2.47%	–28.38%	–53.72%
–10%	10%	10.83%	4.44%	–13.28%	–36.52%	–58.79%
0%	0%	–0.25%	–6.04%	–22.08%	–42.90%	–63.23%
10%	–10%	–9.32%	–14.64%	–29.23%	–48.27%	–66.67%
20%	–20%	–16.89%	–21.75%	–35.24%	–52.72%	–69.67%
30%	–30%	–23.29%	–27.84%	–40.25%	–56.41%	–71.94%
40%	–40%	–28.78%	–33.01%	–44.63%	–59.81%	–74.32%
50%	–50%	–33.55%	–37.52%	–48.57%	–62.60%	–76.19%
60%	–60%	–37.72%	–41.51%	–51.96%	–65.19%	–78.12%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 27.13%. The Index’s highest volatility rate for any one calendar year during the five-year period is 24.42% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is –1.69%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-

24	DIREXION SHARES ETF TRUST PROSPECTUS

traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since the Fund starts each trading day with exposure which is –100% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$100 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$99 and the net assets will rise by $1 to $101. With net assets of $101 and exposure of –$99, a purchaser at that point would be receiving –98% exposure of her investment instead of –100%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Micro Capitalization Companies Risk

Stock prices of micro-cap companies are significantly more volatile, and more vulnerable to adverse business and economic developments than those of larger companies. In addition, micro-cap companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small- or mid-capitalization. Furthermore, micro-cap companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

DIREXION SHARES ETF TRUST PROSPECTUS	25

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small- and mid-capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the

26	DIREXION SHARES ETF TRUST PROSPECTUS

view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

No performance information is presented for the Fund because it does not have performance for a complete calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in June of 2011.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	27

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Important Information Regarding the Fund

The Direxion Daily 7-10 Year Treasury Bear 1X Shares (“Fund”) seeks daily investment results. The pursuit of daily investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –100% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 100% of the inverse (or opposite) of the performance of the NYSE 7-10 Year Treasury Bond Index (“Index”). The Fund seeks daily investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily investment results, understand the risks associated with shorting, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	2.72%
Acquired Fund Fees and Expenses	0.12%

Total Annual Fund Operating Expenses	3.29%

Expense Waiver/Reimbursement	2.52%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.77%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.65% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$79	$776	$1,498	$3,413

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the period from the Fund’s inception on March 23, 2011 to October 31, 2011, the Fund’s portfolio turnover rate was 0%

28	DIREXION SHARES ETF TRUST PROSPECTUS

of the average value of its portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a multi-security index that includes all qualified U.S. Treasury bonds. Bonds eligible for inclusion must be: U.S. Treasury Bonds; bullet or callable issues with fixed coupon payments; denominated in U.S. dollars; and have a maturity of 7-10 years at issuance. The Index rebalances monthly, after the close of trading on the last business day of each month, with coupons re-invested in the index. The weighting of the bonds in each index is reset during the rebalance to represent the market value of each issue.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund tracks the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund's performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be

DIREXION SHARES ETF TRUST PROSPECTUS	29

willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of certain investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

30	DIREXION SHARES ETF TRUST PROSPECTUS

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are an inverse of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–100%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the inverse of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund will underperform the inverse return of its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 1X Bear Fund, would be expected to lose 6.04% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 42.9%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 63.23% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–100% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	60%	148.55%	134.42%	95.28%	43.98%	–5.83%
–50%	50%	99.13%	87.77%	56.26%	15.23%	–24.77%
–40%	40%	66.08%	56.57%	30.21%	–4.08%	–37.57%
–30%	30%	42.43%	34.25%	11.56%	–17.98%	–46.76%
–20%	20%	24.67%	17.47%	–2.47%	–28.38%	–53.72%
–10%	10%	10.83%	4.44%	–13.28%	–36.52%	–58.79%
0%	0%	–0.25%	–6.04%	–22.08%	–42.90%	–63.23%
10%	–10%	–9.32%	–14.64%	–29.23%	–48.27%	–66.67%
20%	–20%	–16.89%	–21.75%	–35.24%	–52.72%	–69.67%
30%	–30%	–23.29%	–27.84%	–40.25%	–56.41%	–71.94%
40%	–40%	–28.78%	–33.01%	–44.63%	–59.81%	–74.32%
50%	–50%	–33.55%	–37.52%	–48.57%	–62.60%	–76.19%
60%	–60%	–37.72%	–41.51%	–51.96%	–65.19%	–78.12%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 8.42%. The Index’s highest volatility rate for any one calendar year during the five-year period is 7.70% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 9.00%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

DIREXION SHARES ETF TRUST PROSPECTUS	31

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since the Fund starts each trading day with exposure which is –100% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$100 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund would decrease by 1% to –$99 and the net assets would increase by that $1 gain to $101. With net assets of $101 and exposure of –$99, a purchaser at that point would be receiving –98% exposure of her investment instead of –100%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (Including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are

32	DIREXION SHARES ETF TRUST PROSPECTUS

subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means

DIREXION SHARES ETF TRUST PROSPECTUS	33

that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

No performance information is presented for the Fund because it does not have performance for a complete calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in March of 2011.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily 20+ Year Treasury Bear 1X Shares

Important Information Regarding the Fund

The Direxion Daily 20+ Year Treasury Bear 1X Shares (“Fund”) seeks daily investment results. The pursuit of daily investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –100% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 100% of the inverse (or opposite) of the performance of the NYSE 20 Year Plus Treasury Bond Index (“Index”). The Fund seeks daily investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily investment results, understand the risks associated with shorting, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	2.84%

Acquired Fund Fees and Expenses	0.15%
Total Annual Fund Operating Expenses	3.44%

Expense Waiver/Reimbursement	2.64%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.80%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.65% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$82	$810	$1,561	$3,543

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the period from the Fund’s inception on March 23, 2011 to October 31, 2011, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, this portfolio

DIREXION SHARES ETF TRUST PROSPECTUS	35

turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a multi-security index that includes all qualified U.S. Treasury bonds. Bonds eligible for inclusion must be: U.S. Treasury Bonds; bullet or callable issues with fixed coupon payments; denominated in U.S. dollars; and have a maturity of 20 or more years at issuance. The Index rebalances monthly, after the close of trading on the last business day of each month, with coupons re-invested in the index. The weighting of the bonds in each index is reset during the rebalance to represent the market value of each issue.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund tracks the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund's performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be

36	DIREXION SHARES ETF TRUST PROSPECTUS

willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of certain investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

DIREXION SHARES ETF TRUST PROSPECTUS	37

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are an inverse of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–100%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the inverse of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund will underperform the inverse return of its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 1X Bear Fund, would be expected to lose 6.04% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 42.9%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 63.23% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–100% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	60%	148.55%	134.42%	95.28%	43.98%	–5.83%
–50%	50%	99.13%	87.77%	56.26%	15.23%	–24.77%
–40%	40%	66.08%	56.57%	30.21%	–4.08%	–37.57%
–30%	30%	42.43%	34.25%	11.56%	–17.98%	–46.76%
–20%	20%	24.67%	17.47%	–2.47%	–28.38%	–53.72%
–10%	10%	10.83%	4.44%	–13.28%	–36.52%	–58.79%
0%	0%	–0.25%	–6.04%	–22.08%	–42.90%	–63.23%
10%	–10%	–9.32%	–14.64%	–29.23%	–48.27%	–66.67%
20%	–20%	–16.89%	–21.75%	–35.24%	–52.72%	–69.67%
30%	–30%	–23.29%	–27.84%	–40.25%	–56.41%	–71.94%
40%	–40%	–28.78%	–33.01%	–44.63%	–59.81%	–74.32%
50%	–50%	–33.55%	–37.52%	–48.57%	–62.60%	–76.19%
60%	–60%	–37.72%	–41.51%	–51.96%	–65.19%	–78.12%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 17.40%. The Index’s highest volatility rate for any one calendar year during the five-year period is 19.81% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 11.11%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

38	DIREXION SHARES ETF TRUST PROSPECTUS

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since the Fund starts each trading day with exposure which is –100% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$100 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund would decrease by 1% to –$99 and the net assets would increase by $1 to $101. With net assets of $101 and exposure of –$99, a purchaser at that point would be receiving –98% exposure of her investment instead of –100%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could

DIREXION SHARES ETF TRUST PROSPECTUS	39

result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount

40	DIREXION SHARES ETF TRUST PROSPECTUS

is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

No performance information is presented for the Fund because it does not have performance for a complete calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in March of 2011.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	41

Direxion Daily Corporate Bond Bear 1X Shares

Important Information Regarding the Fund

The Direxion Daily Corporate Bond Bear 1X Shares (“Fund”) seeks daily investment results. The pursuit of daily investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –100% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 100% of the inverse (or opposite) of the performance of the S&P U.S. Corporate Bond Index (“Index”). The Fund seeks daily investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily investment results, understand the risks associated with shorting, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.30%

Total Annual Fund Operating Expenses	0.75%

Expense Waiver/Reimbursement	0.10%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.65%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.65% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$66	$230

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

42	DIREXION SHARES ETF TRUST PROSPECTUS

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a broad bond index which tracks the liquid, tradable and highly-rated portion of the U.S. Corporate bond market. Bonds eligible for inclusion must be denominated in U.S. dollars (“USD”), Fixed Rate, Non-Zero coupon bonds; and bullet bonds (callable and putable bonds are excluded), with a minimum balance size of 750 million. Such bonds must be rated investment grade, defined as being rated within the four highest ratings categories by at least one of the following investment agencies: S&P, Moody’s, or Fitch.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –100% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund tracks the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund's performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio

DIREXION SHARES ETF TRUST PROSPECTUS	43

securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of certain investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

44	DIREXION SHARES ETF TRUST PROSPECTUS

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are an inverse of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–100%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the inverse of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund will underperform the inverse return of its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 1X Bear Fund, would be expected to lose 6.04% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 42.9%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 63.23% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–100% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	60%	148.55%	134.42%	95.28%	43.98%	–5.83%
–50%	50%	99.13%	87.77%	56.26%	15.23%	–24.77%
–40%	40%	66.08%	56.57%	30.21%	–4.08%	–37.57%
–30%	30%	42.43%	34.25%	11.56%	–17.98%	–46.76%
–20%	20%	24.67%	17.47%	–2.47%	–28.38%	–53.72%
–10%	10%	10.83%	4.44%	–13.28%	–36.52%	–58.79%
0%	0%	–0.25%	–6.04%	–22.08%	–42.90%	–63.23%
10%	–10%	–9.32%	–14.64%	–29.23%	–48.27%	–66.67%
20%	–20%	–16.89%	–21.75%	–35.24%	–52.72%	–69.67%
30%	–30%	–23.29%	–27.84%	–40.25%	–56.41%	–71.94%
40%	–40%	–28.78%	–33.01%	–44.63%	–59.81%	–74.32%
50%	–50%	–33.55%	–37.52%	–48.57%	–62.60%	–76.19%
60%	–60%	–37.72%	–41.51%	–51.96%	–65.19%	–78.12%

The Index had not commenced operations as of the date of this Prospectus and therefore historical index volatility and performance are not yet available. In the future, historical Index volatility and performance will be presented in this section. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased

DIREXION SHARES ETF TRUST PROSPECTUS	45

broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since the Fund starts each trading day with exposure which is –100% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$100 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$99 and the net assets will rise by $1 to $101. With net assets of $101 and exposure of –$99, a purchaser at that point would be receiving –98% exposure of her investment instead of –100%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In

46	DIREXION SHARES ETF TRUST PROSPECTUS

addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

DIREXION SHARES ETF TRUST PROSPECTUS	47

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

48	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Municipal Bond Taxable Bear 1x Shares

Important Information Regarding the Fund

The Direxion Daily Municipal Bond Taxable Bear 1X Shares (“Fund”) seeks daily investment results. The pursuit of daily investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –100% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 100% of the inverse (or opposite) of the performance of the S&P National AMT-Free Municipal Bond Index (“Index”). The Fund seeks daily investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily investment results, understand the risks associated with shorting, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.30%

Total Annual Fund Operating Expenses	1.05%

Expense Waiver/Reimbursement	0.10%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$97	$324

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

DIREXION SHARES ETF TRUST PROSPECTUS	49

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. In addition, the Fund does not seek income that is exempt from federal, state or local taxes.

The Index is a broad, comprehensive, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index constituents are derived from the Standard & Poor’s/Investortools Municipal Bond Index. A bond must meet all of the following criteria on the rebalancing date in order to be classified as an eligible bond: the bond issuer is a state, local government, or agency such that interest on the bond is exempt from federal income taxes; a bond must have a rating of at least BBB- by Standard & Poor’s, Baa3 by Moody’s, or BBB- by Fitch; the bond must be denominated in U.S. dollars (“USD”); each bond must be a constituent of a deal where the deal’s original offering amount was at least $100 million USD; as of the next rebalancing date, the bond must have a minimum term to maturity and/or call date greater than or equal to one calendar month plus one calendar day; the amount outstanding, or Par Amount, is used to determine the weight of the bond in the index; and the bond must have a minimum Par Amount of $25 million USD. At each monthly rebalancing, no issuer can represent more than 25% of the weight of the index, and individual issuers that represent 5% of the index’s weight cannot account for more than 50% of the index in aggregate. The Index is generally reviewed and rebalanced on a monthly basis.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –100% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund tracks the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund's performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

50	DIREXION SHARES ETF TRUST PROSPECTUS

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of certain investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

DIREXION SHARES ETF TRUST PROSPECTUS	51

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are an inverse of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–100%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the inverse of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund will underperform the inverse return of its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 1X Bear Fund, would be expected to lose 6.04% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 42.9%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 63.23% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–100% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	60%	148.55%	134.42%	95.28%	43.98%	–5.83%
–50%	50%	99.13%	87.77%	56.26%	15.23%	–24.77%
–40%	40%	66.08%	56.57%	30.21%	–4.08%	–37.57%
–30%	30%	42.43%	34.25%	11.56%	–17.98%	–46.76%
–20%	20%	24.67%	17.47%	–2.47%	–28.38%	–53.72%
–10%	10%	10.83%	4.44%	–13.28%	–36.52%	–58.79%
0%	0%	–0.25%	–6.04%	–22.08%	–42.90%	–63.23%
10%	–10%	–9.32%	–14.64%	–29.23%	–48.27%	–66.67%
20%	–20%	–16.89%	–21.75%	–35.24%	–52.72%	–69.67%
30%	–30%	–23.29%	–27.84%	–40.25%	–56.41%	–71.94%
40%	–40%	–28.78%	–33.01%	–44.63%	–59.81%	–74.32%
50%	–50%	–33.55%	–37.52%	–48.57%	–62.60%	–76.19%
60%	–60%	–37.72%	–41.51%	–51.96%	–65.19%	–78.12%

The Index’s annualized historical volatility rate for the period from inception, August 31, 2007, through December 30, 2011 is 6.4%. The Index’s highest volatility rate during the same period is 9.4% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the same period is 5.74%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

52	DIREXION SHARES ETF TRUST PROSPECTUS

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since the Fund starts each trading day with exposure which is –100% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$100 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$99 and the net assets will rise by $1 to $101. With net assets of $101 and exposure of –$99, a purchaser at that point would be receiving –98% exposure of her investment instead of –100%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Municipal Securities Risk

Municipal issuers are subject to unique factors affecting their ability to pay debt obligations. As such, investment in municipal securities carries additional risk. Changes in federal, state or local laws may make a municipal issuer unable to make interest payments when due. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenue, for the project or from the

DIREXION SHARES ETF TRUST PROSPECTUS	53

assets. Moreover, an adverse interpretation of the tax status of municipal securities may make such securities decline in value.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Prepayment Risk

Many types of debt securities are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in other debt securities that have lower yields.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

54	DIREXION SHARES ETF TRUST PROSPECTUS

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	55

Direxion Daily Total Bond Market Bear 1X Shares

Important Information Regarding the Fund

The Direxion Daily Total Bond Market Bear 1X Shares (“Fund”) seeks daily investment results. The pursuit of daily investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –100% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 100% of the inverse (or opposite) of the performance of the Barclays Capital U.S. Aggregate Bond Index (“Index”). The Fund seeks daily investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily investment results, understand the risks associated with shorting, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.64%

Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	1.14%

Expense Waiver/Reimbursement	0.44%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.70%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.65% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$72	$319	$585	$1,347

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the period from the Fund’s inception on March 23, 2011 to October 31, 2011, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, this portfolio

56	DIREXION SHARES ETF TRUST PROSPECTUS

turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, and is composed of U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities. All bonds included in the Index must be denominated in U.S. dollars, have a fixed rate, be non-convertible, be publicly offered in the U.S. and have at least one year remaining until maturity. The Index is capitalization weighted and rebalanced monthly.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –100% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund tracks the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund's performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Asset-Backed Securities Risk

Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

DIREXION SHARES ETF TRUST PROSPECTUS	57

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of certain investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

58	DIREXION SHARES ETF TRUST PROSPECTUS

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are an inverse of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–100%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the inverse of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund will underperform the inverse return of its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 1X Bear Fund, would be expected to lose 6.04% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 42.9%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 63.23% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–100% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	60%	148.55%	134.42%	95.28%	43.98%	–5.83%
–50%	50%	99.13%	87.77%	56.26%	15.23%	–24.77%
–40%	40%	66.08%	56.57%	30.21%	–4.08%	–37.57%
–30%	30%	42.43%	34.25%	11.56%	–17.98%	–46.76%
–20%	20%	24.67%	17.47%	–2.47%	–28.38%	–53.72%
–10%	10%	10.83%	4.44%	–13.28%	–36.52%	–58.79%
0%	0%	–0.25%	–6.04%	–22.08%	–42.90%	–63.23%
10%	–10%	–9.32%	–14.64%	–29.23%	–48.27%	–66.67%
20%	–20%	–16.89%	–21.75%	–35.24%	–52.72%	–69.67%
30%	–30%	–23.29%	–27.84%	–40.25%	–56.41%	–71.94%
40%	–40%	–28.78%	–33.01%	–44.63%	–59.81%	–74.32%
50%	–50%	–33.55%	–37.52%	–48.57%	–62.60%	–76.19%
60%	–60%	–37.72%	–41.51%	–51.96%	–65.19%	–78.12%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 4.38%. The Index’s highest volatility rate for any one calendar year during the five-year period is 3.85% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is 6.50%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

DIREXION SHARES ETF TRUST PROSPECTUS	59

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since the Fund starts each trading day with exposure which is –100% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$100 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$99 and the net assets will rise by $1 to $101. With net assets of $101 and exposure of -$99, a purchaser at that point would be receiving –98% exposure of her investment instead of –100%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

60	DIREXION SHARES ETF TRUST PROSPECTUS

Prepayment Risk and Mortgage-Backed Securities Risk

Many types of debt securities, including mortgage securities, are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

DIREXION SHARES ETF TRUST PROSPECTUS	61

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

No performance information is presented for the Fund because it does not have performance for a complete calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in March of 2011.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

62	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Daily Developed Markets Bear 1X Shares

Important Information Regarding the Fund

The Direxion Daily Developed Markets Bear 1X Shares (“Fund”) seeks daily investment results. The pursuit of daily investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –100% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 100% of the inverse (or opposite) of the performance of the MSCI EAFE® Index (“Index”). The Fund seeks daily investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily investment results, understand the risks associated with shorting, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.30%

Total Annual Fund Operating Expenses	0.75%

Expense Waiver/Reimbursement	0.10%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.65%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.65% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$66	$230

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

DIREXION SHARES ETF TRUST PROSPECTUS	63

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of December 30, 2011, the Index consisted of the following 30 developed market country indices: Australia, Austria, Belgium, Bermuda, China, Denmark, Finland, France, Germany, Greece, Guernsey, Hong Kong, Ireland, Isreal, Italy, Japan, Jersey, Luxembourg, Macau, Mexico, Mauritius, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –100% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund tracks the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund's performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and

64	DIREXION SHARES ETF TRUST PROSPECTUS

other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of certain investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over-or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be

DIREXION SHARES ETF TRUST PROSPECTUS	65

unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are an inverse of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–100%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the inverse of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund will underperform the inverse return of its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 1X Bear Fund, would be expected to lose 6.04% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 42.9%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 63.23% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–100% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	60%	148.55%	134.42%	95.28%	43.98%	–5.83%
–50%	50%	99.13%	87.77%	56.26%	15.23%	–24.77%
–40%	40%	66.08%	56.57%	30.21%	–4.08%	–37.57%
–30%	30%	42.43%	34.25%	11.56%	–17.98%	–46.76%
–20%	20%	24.67%	17.47%	–2.47%	–28.38%	–53.72%
–10%	10%	10.83%	4.44%	–13.28%	–36.52%	–58.79%
0%	0%	–0.25%	–6.04%	–22.08%	–42.90%	–63.23%
10%	–10%	–9.32%	–14.64%	–29.23%	–48.27%	–66.67%
20%	–20%	–16.89%	–21.75%	–35.24%	–52.72%	–69.67%
30%	–30%	–23.29%	–27.84%	–40.25%	–56.41%	–71.94%
40%	–40%	–28.78%	–33.01%	–44.63%	–59.81%	–74.32%
50%	–50%	–33.55%	–37.52%	–48.57%	–62.60%	–76.19%
60%	–60%	–37.72%	–41.51%	–51.96%	–65.19%	–78.12%

The Index’s annualized historical volatility rate for the five-year period ended December 30, 2011 is 25.04%. The Index’s highest volatility rate for any one calendar year during the five-year period is 35.81% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 30, 2011 is –4.17%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency

66	DIREXION SHARES ETF TRUST PROSPECTUS

exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since the Fund starts each trading day with exposure which is –100% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$100 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$99 and the net assets will rise by $1 to $101. With net assets of $101 and exposure of -$99, a purchaser at that point would be receiving –98% exposure of her investment instead of –100%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund

DIREXION SHARES ETF TRUST PROSPECTUS	67

shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary

68	DIREXION SHARES ETF TRUST PROSPECTUS

significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	69

Direxion Daily Emerging Markets Bear 1X Shares

Important Information Regarding the Fund

The Direxion Daily Emerging Markets Bear 1X Shares (“Fund”) seeks daily investment results. The pursuit of daily investment goals means that the return of the Fund for a period longer than a full trading day may bear no resemblance to –100% of the return of the Index for such longer period because the aggregate return of the Fund is the product of the series of daily returns for each trading day. The path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period, especially in periods of market volatility. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 100% of the inverse (or opposite) of the performance of the MSCI Emerging Markets IndexSM (“Index”). The Fund seeks daily investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily investment results, understand the risks associated with shorting, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.30%

Total Annual Fund Operating Expenses	0.75%

Expense Waiver/Reimbursement	0.10%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.65%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.65% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$66	$230

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

70	DIREXION SHARES ETF TRUST PROSPECTUS

Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The term “emerging market,” as it is defined by the index provider, refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of January December 30, 2011, the Index consisted of the following 221 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, and Turkey, Ukraine.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide exposure to the underlying securities of the Index. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from –100% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index's volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund tracks the inverse performance of the Index, its performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund's performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

DIREXION SHARES ETF TRUST PROSPECTUS	71

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of certain investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

72	DIREXION SHARES ETF TRUST PROSPECTUS

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are an inverse of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–100%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the inverse of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund will underperform the inverse return of its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. As shown below, this Fund, or any other 1X Bear Fund, would be expected to lose 6.04% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 42.9%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 63.23% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	–100% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	60%	148.55%	134.42%	95.28%	43.98%	–5.83%
–50%	50%	99.13%	87.77%	56.26%	15.23%	–24.77%
–40%	40%	66.08%	56.57%	30.21%	–4.08%	–37.57%
–30%	30%	42.43%	34.25%	11.56%	–17.98%	–46.76%
–20%	20%	24.67%	17.47%	–2.47%	–28.38%	–53.72%
–10%	10%	10.83%	4.44%	–13.28%	–36.52%	–58.79%
0%	0%	–0.25%	–6.04%	–22.08%	–42.90%	–63.23%
10%	–10%	–9.32%	–14.64%	–29.23%	–48.27%	–66.67%
20%	–20%	–16.89%	–21.75%	–35.24%	–52.72%	–69.67%
30%	–30%	–23.29%	–27.84%	–40.25%	–56.41%	–71.94%
40%	–40%	–28.78%	–33.01%	–44.63%	–59.81%	–74.32%
50%	–50%	–33.55%	–37.52%	–48.57%	–62.60%	–76.19%
60%	–60%	–37.72%	–41.51%	–51.96%	–65.19%	–78.12%
The Index’s annualized historical volatility rate for the five-year period ended December 31, 2011 is 27.30%. The Index’s highest volatility rate for any one calendar year during the five-year period is 40.16% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 31, 2011 is 2.55%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments

DIREXION SHARES ETF TRUST PROSPECTUS	73

in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in this prospectus is calculated without including the short term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since the Fund starts each trading day with exposure which is –100% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek –$100 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to –$99 and the net assets will rise by $1 to $101. With net assets of $101 and exposure of –$99, a purchaser at that point would be receiving –98% exposure of her investment instead of –100%.

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

74	DIREXION SHARES ETF TRUST PROSPECTUS

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior to the record date of a distribution. As a result, shareholders in the Fund on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and

DIREXION SHARES ETF TRUST PROSPECTUS	75

sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares in exchange for cash only to Authorized Participants in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

76	DIREXION SHARES ETF TRUST PROSPECTUS

OVERVIEW OF THE DIREXION SHARES ETF TRUST

The Direxion Shares ETF Trust (“Trust”) is a registered investment company offering a number of separate exchange-traded funds (“ETFs”). Rafferty Asset Management, LLC (“Rafferty,” or “Adviser”) serves as the investment adviser to each Fund. This Prospectus describes the exchange-traded funds (each a “Fund” and collectively, the “Funds”) noted below of the Trust.

The shares of certain of the Funds (“Shares”) are, or will be, listed on NYSE Arca, Inc. (the “Exchange”). When the Shares are listed and traded on the Exchange, the market prices for the Shares may be different from the intra-day value of the Shares disseminated by the Exchange and from their net asset value (“NAV”). Unlike conventional mutual funds, Shares are not individually redeemable securities. Rather, each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” A Creation Unit consists of 50,000 Shares. Creation Units of the Funds are issued and redeemed for cash.

Shares may only be purchased from or redeemed with the Funds in Creation Units. As a result, retail investors generally will not be able to purchase or redeem Shares directly from or with the Funds. Most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker. Thus, some of the information contained in this prospectus, such as information about purchasing and redeeming Shares from or with a Fund and all references to the transaction fee imposed on purchases and redemptions, is not relevant to retail investors.

The Funds seek to provide daily investment results, before fees and expenses, which correspond to 100% of the inverse of the total return of their benchmark indices on a given day. As used in this prospectus, the terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets one trading day to the close of the markets on the next trading day. The Funds attempt to provide investment results that correlate negatively to the return of an index or benchmark, meaning that the Funds attempt to move in the opposite or inverse direction of the target index or benchmark. The correlation sought by the Funds is –100%. For example, the benchmark for the Direxion Daily Corporate Bond Bear 1X Shares is the inverse, or opposite, of the daily total return of the performance of the S&P U.S. Corporate Bond Index. If, on a given day, the S&P U.S. Corporate Bond Index gains 1%, the Direxion Daily Corporate Bond Bear 1X Shares is designed to lose approximately 1% (which is equal to –100% of 1%). Conversely, if the S&P U.S. Corporate Bond Index loses 1% on a given day, the Direxion Daily Corporate Bond Bear 1X Shares is designed to gain approximately 1%.

Fund	Index or Benchmark	Daily Target
Direxion Daily 7-10 Year Treasury Bear 1X Shares	NYSE 7-10 Year Treasury Bond Index	–100%
Direxion Daily 20+ Year Treasury Bear 1X Shares	NYSE 20 Year Plus Treasury Bond Index	–100%
Direxion Daily Corporate Bond Bear 1X Shares	S&P U.S. Corporate Bond Index	–100%
Direxion Daily Dow 30® Bear 1X Shares	Dow Jones Industrial Average	–100%
Direxion Daily Developed Markets Bear 1X Shares	MSCI EAFE® Index	–100%
Direxion Daily Emerging Market Bear 1X Shares	MSCI Emerging Markets IndexSM	–100%
Direxion Daily Large Cap Bear 1X Shares	Russell 1000® Index	–100%
Direxion Daily Municipal Bond Taxable Bear 1X Shares	S&P National AMT-Free Municipal Bond Index	–100%
Direxion Daily Small Cap Bear 1X Shares	Russell 2000® Index	–100%
Direxion Daily Total Bond Market Bear 1X Shares	Barclays Capital U.S. Aggregate Bond Index	–100%
Direxion Daily Total Market Bear 1X Shares	MSCI US Broad Market Index	–100%

To pursue these results, the Funds listed above use aggressive investment techniques such as engaging in futures, swaps and options transactions. These Funds are designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily investment results and are willing to monitor their portfolios frequently.

There is no assurance that any Fund will achieve its objective and an investment in a Fund could lose money. No single Fund is a complete investment program.

Changes in Investment Objective. Each Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

DIREXION SHARES ETF TRUST PROSPECTUS	77

ADDITIONAL INFORMATION REGARDING INVESTMENT TECHNIQUES AND POLICIES

Rafferty, the investment adviser to the Funds, uses a number of investment techniques in an effort to achieve the stated goal for each Fund. The Funds seek –100% of the return of their benchmark indices on a given day. As such, the Funds are managed to provide returns inverse (or opposite) to the return of a Fund’s index or benchmark for a one-day period.

Rafferty creates net “short” positions for the Funds. (Rafferty may create long positions in the Funds even though the net exposure in the Funds will be short.) Long positions move in the same direction as their index or benchmark, advancing when the index or benchmark advances and declining when the index or benchmark declines. Short positions move in the opposite direction of the index or benchmark, advancing when the index or benchmark declines and declining when the index or benchmark advances. Additionally, none of the Funds, including the Direxion Daily Municipal Bond Taxable Bear 1X Shares, seek income that is exempt from federal, state or local taxes.

In seeking to achieve each Fund’s investment objective, Rafferty uses statistical and quantitative analysis to determine the investments each Fund makes and the techniques it employs. Rafferty relies upon a pre-determined model to generate orders that result in repositioning each Fund’s investments in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with a Fund’s objective. In general, if a Fund is performing as designed, the return of the index or benchmark will dictate the return for that Fund. Each Fund pursues its investment objective regardless of the market conditions and does not take defensive positions.

Each Fund offered in this prospectus invests significantly in swap agreements, futures contracts on stock indices, options on futures contracts and financial instruments such as options on securities and stock index options, and ETFs. Rafferty uses these types of investments to produce inverse returns compared to their applicable benchmark.

At the close of the markets each trading day, each Fund will position its portfolio to ensure that the Fund’s exposure to its benchmark is consistent with the Fund’s stated goals. The impact of market movements during the day determines whether a portfolio needs to be repositioned. If the target index has risen on a given day, a Fund’s net assets should fall, meaning their exposure may need to be decreased. Conversely, if the target index has fallen on a given day, a Fund’s net assets should rise, meaning their exposure may need to be increased. Any of the Funds’ portfolios may also need to be changed to reflect changes in the composition of their index. Rafferty increases a Fund’s exposure when its assets rise and reduces a Fund’s exposure when its assets fall.

The Funds are designed to provide daily investment returns, before fees and expenses, of 100% of the inverse of the daily performance of their benchmarks. While Rafferty attempts to minimize any “tracking error” (the statistical measure of the difference between the investment results of a Fund and the performance of its index or benchmark), certain factors will tend to cause a Fund’s investment results to vary from the stated objective. A Fund may have difficulty in achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, significant purchase and redemption activity by Fund shareholders and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

The Funds seek daily returns while repositioning exposure daily. Therefore, for a period longer than one day, the pursuit of daily goals may result in daily compounding. This means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (i.e., –100%) generally will not equal a Fund’s performance over that same period. Consider the following examples:

Mary is considering investments in two Funds, Funds A and B. Fund A is a traditional index ETF which seeks (before fees and expenses) to match the performance of the XYZ index. Similar to the Funds, Fund B is an ETF that seeks daily investment results (before fees and expenses) that correspond to –100% of the daily performance of the XYZ index.

On Day 1, the XYZ index increases in value from $100 to $105, a gain of 5%. On Day 2, the XYZ index decreases from $105 back to $100, a loss of 4.76%. In the aggregate, the XYZ index has not moved.

78	DIREXION SHARES ETF TRUST PROSPECTUS

An investment in Fund A would be expected to gain 5% on Day 1 and lose 4.76% on Day 2 to return to its original value. The following example assumes a $100 investment in Fund A when the index is also valued at $100:

Day	Index Value	Index Performance	Value of Investment
	$100.00		$100.00
1	$105.00	5.00%	$105.00
2	$100.00	–4.76%	$100.00

The same $100 investment in Fund B would be expected to decrease in value on Day 1, but gain value on Day 2. The $100 investment in Fund B would be expected to lose 5% on Day 1 (–100% of 5%) but gain 4.76% on Day 2.

Day	Index Performance	–100% of Index Performance	Value of Investment
			$100.00
1	5.00%	–5.00%	$95.00
2	–4.76%	4.76%	$99.52

In the case of Fund B, although the percentage decrease on Day 2 is sufficient to bring the value of the index back to its starting point, because the inverse of that percentage is applied to a lower principal amount on Day 2, Fund B has a loss. (These calculations do not include the charges for expense ratio and financing charges.) As you can see, investment in Fund B has additional risks than Fund A due to the effects of compounding on Fund B.

The Funds are exchange traded funds that seek daily investment results. These Funds are intended to be used as short-term trading vehicles. The Funds are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios. The Funds are very different from most mutual funds and exchange traded funds. First, each Fund pursues investment goals which are inverse to the performance of its benchmark, a result opposite of most mutual funds and exchange traded funds. Second, the Funds seek daily investment results. An investor who purchases shares of a Fund intra-day will generally receive more, or less, than –100% exposure to the target index from that point until the end of the trading day. The actual exposure is a function of the performance of the benchmark from the end of the prior trading day. If a Fund’s shares are held for a period longer than a single trading day, the Fund’s performance is likely to deviate from the multiple of the benchmark performance for the longer period. This deviation will increase with higher index volatility and longer holding periods. As a consequence, investors should not plan to hold the Funds unmonitored for periods longer than a single trading day. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day. The Funds are not suitable for all investors.

For investments held for longer than a trading day, volatility in the performance of the benchmark from day to day is the primary cause of any disparity between a Fund’s actual returns, the product of the Fund’s beta and the returns of the benchmark for such longer period. Volatility causes such disparity because it exacerbates the effects of compounding on a Fund’s returns. For example, consider the following three examples that demonstrate the effect of volatility on a hypothetical Fund seeking an –100% correlation with a benchmark:

Example 1 — Benchmark Index Experiences Low Volatility

Mary invests $10.00 in a Fund at the close of trading on Day 1. During Day 2, the Fund’s benchmark decreases from 100 to 98, a 2% gain. Mary’s investment rises 2% to $10.20. Mary holds her investment through the close of trading on Day 3, during which the Fund’s benchmark decreases from 98 to 96, a loss of 2.04%. Mary’s investment rises to $10.41, a gain during Day 3 of 2.04%. For the two day period since Mary invested in the Fund, the benchmark lost 4% although Mary’s investment increased by 4.1%. Because the benchmark index continued to trend upwards with low volatility, Mary’s return closely correlates to the –100% return of the return of the index for the period.

Example 2 — Benchmark Index Experiences High Volatility

Mary invests $10.00 in a Fund after the close of trading on Day 1. During Day 2, the Fund’s benchmark decreases from 100 to 98, a 2% loss, and Mary’s investment rises 2% to $10.20. Mary continues to hold her investment through the end of Day 3, during which the Fund’s benchmark increases from 98 to 102, a gain of 4.08%. Mary’s investment declines by 4.08%, from $10.20 to $9.78. For the two day period since Mary invested in the Fund, the Fund’s benchmark index gained 2% while Mary’s investment decreased from $10 to $9.78, a 2.20% loss. The volatility of the benchmark affected the correlation between the benchmark index’s return for the two day period and Mary’s return. In this situation, Mary lost more than –100 the return of the benchmark index.

Example 3 — Intra-day Investment with Volatility

The examples above assumed that Mary purchased the Fund at the close of trading on Day 1 and sold her investment at the close of trading on a subsequent day. However, if she made an investment intra-day, she would have received a

DIREXION SHARES ETF TRUST PROSPECTUS	79

beta determined by the performance of the benchmark from the end of the prior trading day until her time of purchase on the next trading day. Consider the following example.

Mary invests $10.00 in a Fund at 11 a.m. on Day 2. From the close of trading on Day 1 until 11 a.m. on Day 2, the index moved from 100 to 98, a 2% loss. In light of that loss, the Fund beta at the point at which Mary invests is –96%. During the remainder of Day 2, the Fund’s benchmark decreases from 98 to 90, a loss of 8.16%, and Mary’s investment rises 7.83% (which is the benchmark gain of 8.16% multiplied by the 96% beta that she received) to $10.78. Mary continues to hold her investment through the close of trading on Day 2, during which the Fund’s benchmark increases from 90 to 110, a gain of 22.22%. Mary’s investment declines by 18.2%, from $10.78 to $8.82. For the period of Mary’s investment, the Fund’s benchmark increased from 98 to 110, a gain of 12.25%, while Mary’s investment decreased from $10.00 to $8.82, a 11.8% loss. The volatility of the benchmark affected the correlation between the benchmark index’s return for period and Mary’s return. In this situation, Mary lost less than –100 of the return of the benchmark index. Mary’s investment was also effected because she missed the first 2% move of the benchmark and had a beta of –96% for the remainder of Day 2.

The Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the Funds should: (a) understand the consequences of seeking daily investment results, (b) understand the risk of shorting, and (c) intend to actively monitor and manage their investments. Investors who do not understand the Funds or do not intend to actively manage their funds and monitor their investments should not buy the Funds. There is no assurance that any of the Funds offered in this prospectus will achieve their objectives and an investment in any Fund could lose money. No single Fund is a complete investment program.

Market Volatility. Each Fund seeks to provide a return which is –100% of the daily performance of its benchmark. No Fund attempts to, and no Fund should be expected to, provide returns which are –100% of the return of the benchmark for periods other than a single day. Each Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

Daily rebalancing will impair a Fund’s performance if the benchmark experiences volatility. For instance, a hypothetical Fund would be expected to lose 4% (as shown in Table 1 below) if its benchmark provided no return over a one year period during which its benchmark experienced annualized volatility of 20%. If the benchmark’s annualized volatility were to rise to 40%, the hypothetical loss for a one year period for a Fund widens to approximately 15%.

At higher ranges of volatility, there is a chance of a near complete loss of Fund value even if the benchmark is flat. For instance, if annualized volatility of the benchmark is 100%, a Fund targeted to the same benchmark would be expected to lose more than 60%, of its value even if the cumulative benchmark return for the year was 0%. An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index.

Table 1

Volatility Range	Fund Loss
10%	–1%
20%	–4%
30%	–9%
40%	–15%
50%	–22%
60%	–30%
70%	–39%
80%	–47%
90%	–55%
100%	–63%

Table 2 shows the volatility rate for each of the indexes to which each of the Funds is benchmarked over the five years ended December 31, 2010. If an index has been in existence for less than 5 years, its inception date is noted next to its name in Table 2. The indexes to which the Funds are benchmarked have annualized historical volatility rates over that period ranging from 4% to 31%. Since market volatility has negative implications for Funds which rebalance daily, investors should be sure to monitor and manage their investments in such Funds in volatile markets. The negative implications of volatility in Table 1 can be combined with the recent volatility rates of various indexes in Table 2 to give investors some sense of the risks of holding the Funds for long periods. These tables are intended to simply underscore the fact that the Funds are designed as short-term trading vehicles for investors who intend to actively monitor and manage their portfolios. The Funds are not

80	DIREXION SHARES ETF TRUST PROSPECTUS

intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Table 2

Index	5-Year Historical Volatility Rate
NYSE 7-10 Year Treasury Bond Index (inception date: 12/29/2006)	8.4%
NYSE 20 Year Plus Treasury Bond Index (inception date: 12/29/2006)	17.4%
Barclays Capital U.S. Aggregate Bond Index	4.4%
Dow Jones Industrial Average	24.23%
MSCI EAFE® Index	25.0%
MSCI Emerging Markets IndexSM	27.3%
MSCI US Broad Market Index	27.13%
Russell 1000® Index	26.9%
Russell 2000® Index	33.6%
S&P National AMT-Free Municipal Bond Index (inception date: August 31, 2007)	6.4%
S&P U.S. Corporate Bond Index (has not commenced)

The intra-day value of each Fund’s shares, otherwise known as the “indicative optimized portfolio value” or “IOPV,” which is disseminated by the Exchange every 15 seconds throughout the business day, is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit on the prior business day. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time, nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the Fund’s NAV, which is computed only once a day.

The Projected Return of a Fund for a Single Trading Day. Each Fund seeks to provide a daily return which is the inverse (or opposite) of the daily return of a target index or benchmark. To create the necessary exposure, a Fund engages in short selling — borrowing and selling securities it does not own. The money that a Fund receives from short sales — the short sale proceeds — is an asset of the Fund that can generate income to help offset the Fund’s operating expenses. However, the costs of creating short exposure, which may require the Fund’s counterparties to borrow and sell certain securities, may offset or outweigh such income. As the holder of a short position, a Fund also is responsible for paying the dividends and interest accruing on the short position, which is an expense to the Fund that could cause the Fund to lose money on the short sale and may adversely affect its performance. Each Fund will reposition its portfolio at the end of every trading day. Therefore, if an investor purchases Fund shares at close of the markets on a given trading day, the investor’s exposure to the target index of a Fund would reflect 100% of the inverse performance of the index during the following trading day, subject to the charges and expenses noted above, regardless of whether the investor sells the shares during that day.

The Projected Returns of Funds for Intra-Day Purchases. Because the Funds rebalance their portfolios once daily, an investor who purchases shares during a day will likely have more, or less, than –100% investment exposure to the target index for a Fund. The exposure to the target index received by an investor who purchases a Fund intra-day will differ from the Fund’s stated daily investment goal (i.e., –100%) by an amount determined by the movement of the target index from its value at the end of the prior day. If the target index moves in a direction favorable to the Fund between the close of the market on one trading day through the time on the next trading day when the investor purchases Fund shares, the investor will receive less exposure to the target index than the stated fund daily goal (i.e., –100%). Conversely, if the target index moves in a direction adverse to the Fund, the investor will receive more exposure to the target index than the stated fund daily goal (i.e., –100%).

Table 3 below indicates the exposure to the target index that an intra-day purchase of a Fund would be expected to provide based upon the movement in the value of a Fund’s target index from the close of the market on the prior trading day. Such exposure holds until a subsequent sale on that same trading day or until the close of the market on that trading day. For instance, if the target index of a Fund has moved 2% in a direction favorable to a Fund, the investor would receive exposure to the performance of the target index from that point until the investor sells later that day or the end of the day equal to approximately 96% of the investor’s investment.

Conversely, if the target index has moved 2% in a direction unfavorable to a Fund, an investor at that point would receive exposure to the performance of the target index from that point until the investor sells later that day or the end of the day equal to approximately –104% of the investor’s investment.

DIREXION SHARES ETF TRUST PROSPECTUS	81

The table includes a range of index moves from 5% to –5% for the Fund; index moves beyond the range noted below will result in exposure further from the Fund’s daily goal.

Table 3

Index Move	Resulting Exposure for a Fund
–5%	–90%
–4%	–92%
–3%	–94%
–2%	–96%
–1%	–98%
0%	–100%
1%	–102%
2%	–104%
3%	–106%

The Projected Returns of the Funds for Periods Other Than a Single Trading Day. The Funds seek investment results on a daily basis — from the close of regular trading on one trading day to the close on the next trading day — which should not be equated with seeking an investment goal for any other period. For instance, if the S&P U.S. Corporate Bond Index gains 10% for a week, the Direxion Daily Corporate Bond Bear 1X Shares should not be expected to provide a return of –10% for the week even if it meets its daily target throughout the week. This is true because of the financing charges noted above but also because the pursuit of daily goals may result in daily compounding, which means that the return of an index over a period of time greater than one day multiplied by a Fund’s daily inverse daily target (–100%) will not generally equal a Fund’s performance over that same period. In addition, the effects of compounding become greater the longer Shares are held beyond a single trading day.

The following charts set out a range of hypothetical daily performances during a given 10 trading days of an index and demonstrate how changes in the index impact the Funds’ performance for trading day and cumulatively up to, and including, the entire 10 trading day period. The charts are based on a hypothetical $100 investment in the Funds over a 10 trading day period and do not reflect expenses of any kind.

Table 4 — The Market Lacks a Clear Trend

	Index			Fund
	Value	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00
Day 1	105	5.00%	5.00%	$95.00	–5.00%	–5.00%
Day 2	110	4.76%	10.00%	$90.47	–4.76%	–9.53%
Day 3	100	–9.09%	0.00%	$98.69	9.09%	–1.31%
Day 4	90	–10.00%	–10.00%	$108.55	10.00%	8.55%
Day 5	85	–5.56%	–15.00%	$114.58	5.56%	14.58%
Day 6	100	17.65%	0.00%	$94.35	–17.65%	–5.65%
Day 7	95	–5.00%	–5.00%	$99.06	5.00%	–0.94%
Day 8	100	5.26%	0.00%	$93.84	–5.26%	–6.16%
Day 9	105	5.00%	5.00%	$89.14	–5.00%	–10.86%
Day 10	100	–4.76%	0.00%	$93.38	4.76%	–6.62%

82	DIREXION SHARES ETF TRUST PROSPECTUS

The cumulative performance of the index in Table 4 is 0% for 10 trading days. The hypothetical return of the Fund for the 10 trading day period is –6.62%. The volatility of the benchmark performance and lack of clear trend results in performance for the Fund for the period which bears little relationship to the performance of the index for the 10 trading day period.

Table 5 — The Market Rises in a Clear Trend

	Index			Fund
	Value	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00
Day 1	102	2.00%	2.00%	$98.00	–2.00%	–2.00%
Day 2	104	1.96%	4.00%	$96.07	–1.96%	–3.93%
Day 3	106	1.92%	6.00%	$94.22	–1.92%	–5.78%
Day 4	108	1.89%	8.00%	$92.43	–1.89%	–7.57%
Day 5	110	1.85%	10.00%	$90.72	–1.85%	–9.28%
Day 6	112	1.82%	12.00%	$89.06	–1.82%	–10.94%
Day 7	114	1.79%	14.00%	$87.46	–1.79%	–12.54%
Day 8	116	1.75%	16.00%	$85.92	–1.75%	–14.08%
Day 9	118	1.72%	18.00%	$84.44	–1.72%	–15.56%
Day 10	120	1.69%	20.00%	$83.01	–1.69%	–16.91%

The cumulative performance of the index in Table 5 is 20% for 10 trading days. The hypothetical return of the Fund for the 10 trading day period is –16.91%. In this case, because of the positive index trend, the Fund decline is less than –100% of the index gain for the 10 trading day period.

Table 6 — The Market Declines in a Clear Trend

	Index			Fund
	Value	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00
Day 1	98	–2.00%	–2.00%	$102.00	2.00%	2.00%
Day 2	96	–2.04%	–4.00%	$104.08	2.04%	4.08%
Day 3	94	–2.08%	–6.00%	$106.24	2.08%	6.24%
Day 4	92	–2.13%	–8.00%	$108.50	2.13%	8.50%
Day 5	90	–2.17%	–10.00%	$110.85	2.17%	10.85%
Day 6	88	–2.22%	–12.00%	$113.31	2.22%	13.31%
Day 7	86	–2.27%	–14.00%	$115.88	2.27%	15.88%
Day 8	84	–2.33%	–16.00%	$118.58	2.33%	18.58%
Day 9	82	–2.38%	–18.00%	$121.40	2.38%	21.40%
Day 10	80	–2.44%	–20.00%	$124.36	2.44%	24.36%

The cumulative performance of the index in Table 6 is –20% for 10 trading days. The hypothetical return of the Fund for the 10 trading day period is –24.36%. In this case, because of the negative index trend, the Fund gain is greater than 100% of the index decline for the 10 trading day period.

DIREXION SHARES ETF TRUST PROSPECTUS	83

ADDITIONAL INFORMATION REGARDING RISKS

An investment in any of the Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Rafferty cannot guarantee that any of the Funds will achieve their investment objectives. In addition, the Funds present some risks not traditionally associated with most mutual funds and ETFs. It is important that investors closely review and understand these risks before making an investment in any of the Funds. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Funds. The table below provides the risks of investing in the Funds. Following the table, each risk is explained.

	Adverse Market Conditions Risk	Adviser’s Investment Strategy Risk	Asset- Backed Securities Risk	Cash Transaction Risk	Counterparty Risk	Credit Risk	Currency Exchange Rate Risk	Daily Correlation Risk	Debt Instrument Risk	Derivatives Risk	Early Close/ Trading Halt Risk
Direxion Daily 7-10 Year Treasury Bear 1X Shares	X	X		X	X	X		X	X	X	X
Direxion Daily 20+ Year Treasury Bear 1X Shares	X	X		X	X	X		X	X	X	X
Direxion Daily Corporate Bond Bear 1X Shares	X	X		X	X	X		X	X	X	X
Direxion Daily Developed Markets Bear 1X Shares	X	X		X	X		X	X		X	X
Direxion Daily Dow 30® Bear 1X Shares	X	X		X	X			X		X	X
Direxion Daily Emerging Market Bear 1X Shares	X	X		X	X		X	X		X	X
Direxion Daily Large Cap Bear 1X Shares	X	X		X	X			X		X	X
Direxion Daily Municipal Bond Taxable Bear 1X Shares	X	X		X	X	X		X	X	X	X
Direxion Daily Small Cap Bear 1X Shares	X	X		X	X			X		X	X
Direxion Daily Total Bond Market Bear 1X Shares	X	X	X	X	X	X		X	X	X	X
Direxion Daily Total Market Bear 1X Shares	X	X		X	X			X		X	X

84	DIREXION SHARES ETF TRUST PROSPECTUS

	Effects of Compounding and Market Volatility Risk	Emerging Markets Risk	Foreign Securities Risk	High Portfolio Turnover Risk	Interest Rate Risk	Intra-Day Investment Risk	Inverse Correlation Risk	Liquidity Risk	Market Risk	Market Timing Risk
Direxion Daily 7-10 Year Treasury Bear 1X Shares	X			X	X	X	X	X	X
Direxion Daily 20+ Year Treasury Bear 1X Shares	X			X	X	X	X	X	X
Direxion Daily Corporate Bond Bear 1X Shares	X			X	X	X	X	X	X	X
Direxion Daily Developed Markets Bear 1X Shares	X		X	X		X	X	X	X	X
Direxion Daily Dow 30® Bear 1X Shares	X			X		X	X	X	X	X
Direxion Daily Emerging Market Bear 1X Shares	X	X	X	X		X	X	X	X	X
Direxion Daily Large Cap Bear 1X Shares	X			X		X	X	X	X	X
Direxion Daily Municipal Bond Taxable Bear 1X Shares	X			X	X	X	X	X	X	X
Direxion Daily Small Cap Bear 1X Shares	X			X		X	X	X	X	X
Direxion Daily Total Bond Market Bear 1X Shares	X			X	X	X	X	X	X	X
Direxion Daily Total Market Bear 1X Shares	X			X		X	X	X	X	X

DIREXION SHARES ETF TRUST PROSPECTUS	85

	Micro Capitalization Companies Risk	Municipal Securities Risk	Negative Implications of Daily Goals in Volatile Markets	Non- Diversification Risk	Prepayment Risk and/or Mortgage- Backed Securities Risk	Regulatory Risk	Risks of Investing in Other Investment Companies (including ETFs)	Shorting Risk	Small and/or Mid Capitalization Company Risk	Tax and Distribution Risk	Tracking Error Risk	U.S. Government Securities Risk	Valuation Time Risk	Special Risks of Exchange Traded Funds
Direxion Daily 7-10 Year Treasury Bear 1X Shares			X	X		X	X	X		X	X	X		X
Direxion Daily 20+ Year Treasury Bear 1X Shares			X	X		X	X	X		X	X	X		X
Direxion Daily Corporate Bond Bear 1X Shares			X	X		X	X	X		X	X			X
Direxion Daily Developed Markets Bear 1X Shares			X	X		X	X	X		X	X		X	X
Direxion Daily Dow 30® Bear 1X Shares			X	X		X	X	X		X	X			X
Direxion Daily Emerging Market Bear 1X Shares			X	X		X	X	X		X	X		X	X
Direxion Daily Large Cap Bear 1X Shares			X	X		X	X	X		X	X			X
Direxion Daily Municipal Bond Taxable Bear 1X Shares		X	X	X	X	X	X	X		X	X			X
Direxion Daily Small Cap Bear 1X Shares			X	X		X	X	X	X	X	X			X
Direxion Daily Total Bond Market Bear 1X Shares			X	X	X	X	X	X		X	X	X		X
Direxion Daily Total Market Bear 1X Shares	X		X	X		X	X	X	X	X	X			X

86	DIREXION SHARES ETF TRUST PROSPECTUS

Adverse Market Conditions Risk

The performance of each Fund is designed to correlate to the performance of an index or benchmark. As a consequence, a Fund’s performance will suffer during conditions which are adverse to its investment goals. For example, if the target index has risen on a given day, a Fund’s performance should fall.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for each Fund. Although this methodology is designed to correlate each Fund's performance with the performance of its respective Index, there is no assurance that such methodology will be successful and will enable the Funds to achieve their investment objectives.

Asset-Backed Securities Risk

For the Direxion Daily Total Bond Market Bear 1X Shares, payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Cash Transaction Risk

Unlike most ETFs, the Funds currently intend to effect creation and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by each Fund. As such, investments in the Funds may be less tax efficient than investments in conventional ETFs. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Funds currently intend to effect redemptions principally for cash, a Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A Fund may recognize a capital gain on these sales that might not have been incurred if such a Fund had made a redemption in-kind and this may decrease the tax efficiency of the Funds compared to ETFs that utilize an in-kind redemption process.

Counterparty Risk

The Funds may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index and interest rate swap agreements. The Funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Funds will not enter into any agreement involving a counterparty unless the Adviser believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In addition, the Funds may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements and other counterparty instruments also may be considered to be illiquid. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Funds and, as a result, the Funds may not be able to achieve their investment objectives.

Credit Risk

A Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Currency Exchange Rate Risk

In seeking exposure to foreign companies, changes in foreign currency exchange rates will affect the value of what a Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Correlation Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily

DIREXION SHARES ETF TRUST PROSPECTUS	87

target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of certain investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Debt Instrument Risk

Certain Funds invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in a Fund to decrease.

Derivatives Risk

The Funds use investment techniques, including investments in derivatives such as futures contracts, forward contracts, options and swaps, and other instruments that attempt to track the price movement of underlying securities or indices, which may be considered aggressive. The derivative instruments that the Funds may invest in are described in “Investment Techniques and Policies.” Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. In addition, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. The derivatives that the Funds may invest in include:

•

Futures. A futures contact is a contract to purchase or sell a particular security, or the cash value of an index, at a specified future date at a price agreed upon when the contract is made. Under such contracts, no delivery of the actual securities is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of a security or index at expiration, net of the variation margin that was previously paid.

•

Forward Contracts. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

•

Options. An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency.

•

Options on Futures Contracts. An option on a futures contract provides the holder with the right to enter into a “long” position in the underlying futures contract, in the case of a call option, or a “short” position in the underlying futures contract in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position

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for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option.

•

Swap Agreements. In an interest rate swap, a Fund and another party exchange the right to receive interest payments on a security or other reference rate. The terms of the instrument are generally negotiated by a Fund and its swap counterparty. In a total return swap, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or basket of securities or a non-asset reference such as a securities index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on a total return from a different underlying asset or non-asset reference.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in a Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

There can be no guarantee that a Fund will achieve a high degree of correlation with its investment objective relative to its benchmark index. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the Funds’ use of certain investment techniques, income items and accounting standards. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding periodic index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep exposure consistent with each Fund’s daily investment objective.

Each Fund does not attempt to, and should not be expected to, provide returns which are –100% of the return of the Index for periods other than a single day. Each Fund and rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily compounding for the Funds. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–100%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of a Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in –100% of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that a Fund will underperform the inverse return of its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on a Fund’s performance as the underlying index experiences volatility. An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the index. The table below provides examples of how index volatility could affect a Funds’ performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a five-year period.

As shown in Table 7 below, a Fund would be expected to lose 6.04% if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period widens to approximately 42.90% for the Fund.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 63.23% of its value, even if the cumulative Index return for the year was only 0%.

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Table 7 — 1X Bear Fund —

One Year Index Return	–100% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	60%	148.55%	134.42%	95.28%	43.98%	–5.83%
–50%	50%	99.13%	87.77%	56.26%	15.23%	–24.77%
–40%	40%	66.08%	56.57%	30.21%	–4.08%	–37.57%
–30%	30%	42.43%	34.25%	11.56%	–17.98%	–46.76%
–20%	20%	24.67%	17.47%	–2.47%	–28.38%	–53.72%
–10%	10%	10.83%	4.44%	–13.28%	–36.52%	–58.79%
0%	0%	–0.25%	–6.04%	–22.08%	–42.90%	–63.23%
10%	–10%	–9.32%	–14.64%	–29.23%	–48.27%	–66.67%
20%	–20%	–16.89%	–21.75%	–35.24%	–52.72%	–69.67%
30%	–30%	–23.29%	–27.84%	–40.25%	–56.41%	–71.94%
40%	–40%	–28.78%	–33.01%	–44.63%	–59.81%	–74.32%
50%	–50%	–33.55%	–37.52%	–48.57%	–62.60%	–76.19%
60%	–60%	–37.72%	–41.51%	–51.96%	–65.19%	–78.12%

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Funds are not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Funds are designed as short-term trading vehicles for investors who intend to actively monitor and manage their portfolios.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. There may also be risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, a Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

High Portfolio Turnover Risk

Daily rebalancing of Fund holdings pursuant to each Fund’s daily investment objective causes a much greater number of portfolio transactions when compared to most exchange-traded funds. Such frequent and active trading leads to significantly higher transaction costs for the Funds because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased capital gains, including short-term and/or long-term capital gains that will be taxable to shareholders as ordinary income. The portfolio turnover rate stated in the summary for each Fund is calculated without including the short term cash instruments or derivative transactions that comprise the majority of that Fund’s trading. As such, if a Fund’s extensive use of derivative instruments was reflected, the stated portfolio turnover rate would be significantly higher.

Interest Rate Risk

Debt securities, and securities that provide exposure to debt securities, have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. The impact of an interest rate changes may be significant for other asset classes as well, whether because of the impact of interest rates on economic activity or because of changes in the relative attractiveness of asset classes due to changes in interest rates. For instance, higher interest rates may make investments in debt securities more attractive, thus reducing investments in equities.

Intra-Day Investment Risk

The Funds seek daily investment results, which should not be equated with seeking an investment goal for shorter than a day. Thus, an investor who purchases Fund shares after the close of the markets on one trading day and before the close of the markets on the next trading day will likely have more, or less, than –100% investment exposure to the target index, depending upon the movement of the target index from the end of one trading day until the time of purchase. If the target index moves in a direction favorable to a Fund, the investor will receive exposure to the target index less than –100%. Conversely, if the target index moves in a direction adverse to a Fund, the investor will receive exposure to the

90	DIREXION SHARES ETF TRUST PROSPECTUS

target index greater than –100%. Investors may consult the Funds’ website at any point during the day to determine how the current value of a Fund’s target index relates to the value of the target index at the end of the previous day.

Inverse Correlation Risk

Each Fund is negatively correlated to its index or benchmark and should lose money when its index or benchmark rises — a result that is the opposite from conventional funds. Because each Fund seeks daily returns inverse by a defined percentage to its index or benchmark, the difference between a Fund’s daily return and the performance of its index or benchmark may be negatively compounded during periods in which the markets decline. By its nature, inverse correlation magnifies the impact of compounding and market volatility. For instance, if a benchmark gains 5%, a Fund would be expected to lose 5%. The Fund’s performance actually differs from the benchmark by 20%. This increased distance from its benchmark illustrates the greater volatility experienced by the Funds.

Each Fund is negatively correlated to its index or benchmark and should lose money when its index or benchmark rises — a result that is the opposite from conventional funds. Because each Fund seeks daily returns inverse by a defined percentage to its index or benchmark, the difference between the Fund’s daily return and the performance of its index or benchmark may be negatively compounded during periods in which the markets decline.

Liquidity Risk

Some securities held by a Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If a Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

Each Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market. A Fund typically would lose value on a day when its underlying index increases.

Market Timing Risk

Rafferty expects a significant portion of the assets of each Fund, other than the Direxion Daily 7-10 Year Treasury Bear 1X Shares and the Direxion Daily 20+ Year Treasury Bear 1X Shares, to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading could increase the rate of the Funds’ portfolio turnover, which involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. In addition, large movements of assets into and out of a Fund may have a negative impact on its ability to achieve its investment objectives or its desired level of operating expenses. The risks associated with market timing activity and high portfolio turnover will have a negative impact on longer-term investments.

Micro Capitalization Companies Risk

Stock prices of micro-cap companies are significantly more volatile, and more vulnerable to adverse business and economic developments than those of larger companies. In addition, micro-cap companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small- or mid-capitalization. Furthermore, micro-cap companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Municipal Securities Risk

For the Direxion Daily Municipal Bond Taxable Bear 1X Shares, municipal issuers are subject to unique factors affecting their ability to pay debt obligations. As such, investment in municipal securities carries additional risk. Changes in federal, state or local laws may make a municipal issuer unable to make interest payments when due. Moreover, an adverse interpretation of the tax status of

DIREXION SHARES ETF TRUST PROSPECTUS	91

municipal securities may make such securities decline in value.

Negative Implications of Daily Goals in Volatile Markets

Each Fund seeks to provide a return which is a multiple of the daily performance of its benchmark. None of the Funds attempt to, and should not be expected to, provide returns which are a multiple of the return of the benchmark for periods longer than a single trading day. Each Fund repositions its portfolio at the end of each trading day, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. If adverse daily performance of a Fund’s target index reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of a Fund’s target index increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase correspondingly.

Daily repositioning will impair a Fund’s performance if the benchmark experiences volatility. For instance, a Fund would be expected to lose 2.22%, (as shown in Graph 1 below) if their benchmark was flat over a hypothetical one year period during which the benchmark experienced annualized volatility of 15%. If the benchmark’s annualized volatility were to rise to 40%, the hypothetical loss for a one year period would widen to approximately 14.28% for the Fund (as illustrated in Graph 1). An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index. Since market volatility, like that experienced by the markets currently, has negative implications for Funds which rebalance daily, investors should be sure to monitor and manage their investments in the Funds in volatile markets.

The following graph assumes that the Funds perfectly achieve their investment objectives. To isolate the impact of certain investment techniques, these graphs assume a) no dividends paid by the companies included on the index; b) no fund expenses; and c) borrowing/lending rates of zero percent. If Fund expenses were included, the Fund’s performance would be lower than that shown.

Graph 1 — Hypothetical 1X Bear Fund Performance with Low Volatility

Graph 2 — Hypothetical 1X Bear Fund Performance with High Volatility

Non-Diversification Risk

Each Fund is non-diversified. A non-diversified fund invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Prepayment Risk and/or Mortgage-Backed Securities Risk

Certain Funds may be subject to prepayment risk and mortgage-backed securities risk. Many types of debt securities, including mortgage securities, are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, a Fund

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may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Regulatory Risk

Each Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Funds operate, increase the particular costs of the Fund’s operations and/or change the competitive landscape. In particular, there is no guarantee that the Bear Funds will be permitted to continue to engage in short sales, which are designed to earn the Fund a profit from the decline of the price of a particular security, basket of securities or index.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, (which may, in turn invest in equities, bonds, and other financial vehicles) may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, a Fund becomes a shareholder of that investment company or ETF. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the investment company or ETF to achieve its investment objective. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because closed end investment companies and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

Each Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. Short sales are transactions in which a Fund borrows securities from a broker and sells the borrowed securities. The Fund is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. If the market price of the underlying security goes down between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, a Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. As the holder of a short position, a Fund also is responsible for paying the dividends and interest accruing on the short position, which is an expense to the Fund that could cause the Fund to lose money on the short sale and may adversely affect its performance.

Small and/or Mid Capitalization Company Risk

Certain Funds may invest in the securities of small and/or mid capitalization companies and securities which provide exposure to small and/or mid capitalization companies. Such investment involves greater risks and the possibility of greater price volatility than investing in more established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Tax and Distribution Risk

The Funds have extremely high portfolio turnover which causes the Funds to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The

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Funds rarely generate long-term capital gain or loss. Each Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Funds’ high portfolio turnover, the Funds could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because each Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of a Fund’s net assets if a Fund distributes this income after a decline in its net assets. In addition, a Fund may be held by short-term investors and these investors may exit a Fund prior to the record date of a distribution. As a result, shareholders in the Funds on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Funds’ status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Funds’ treatment of certain transactions involving derivatives, the Funds’ ability to engage in these transactions may be limited.

Tracking Error Risk

Several factors may affect a Fund’s ability to achieve its daily target. A Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by a Fund. A failure to achieve a daily target may cause a Fund to provide returns for a longer period that are worse than expected. In addition, a Fund that meets its daily target for a period of time may not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of daily market fluctuations and the Funds’ inverse correlation.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Valuation Time Risk

The Funds value their portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of certain Funds that track a foreign market index can vary from the performance of that index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by a Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of a Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by a Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. A Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with a Fund. There is no guarantee that an active secondary market will develop for Shares of the Funds.

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A Precautionary Note to Retail Investors. The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of the Trust. Your ownership of Shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the Shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (“Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies. For purposes of the Investment Company Act of 1940, as amended (“1940 Act”) each Fund is a registered investment company, and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof.

The Trust and the Funds have obtained an exemptive order from the U.S. Securities and Exchange Commission (the “SEC”) allowing a registered investment company to invest in a Fund beyond the limits of Section 12(d)(1) subject to certain conditions, including that a registered investment company enters into a Participation Agreement with the Trust regarding the terms of the investment. Any investment company considering purchasing Shares of a Fund in amounts that would cause it to exceed the restrictions under Section 12(d)(1) should contact the Trust.

A Precautionary Note Regarding Unusual Circumstances. The Trust can postpone payment of redemption proceeds for any period during which (1) the Exchange is closed other than customary weekend and holiday closings, (2) trading on the Exchange is restricted, as determined by the SEC, (3) any emergency circumstances exist, as determined by the SEC, or (4) the SEC by order permits for the protection of shareholders of a Fund.

UNDERLYING INDEX LICENSORS

Barclays Index. The Direxion Shares ETF Trust’s Direxion Daily Total Bond Market Bear 1X Shares is not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of the Direxion Daily Total Bond Market Bear 1X Shares or any member of the public regarding the advisability of investing in securities generally or in the Direxion Daily Total Bond Market Bear 1X Shares particularly or the ability of the Barclays Capital Index to track general bond market performance. Barclays Capital’s only relationship to Direxion and the Direxion Daily Total Bond Market Bear 1X Shares is the licensing of the Barclays Capital Index which is determined, composed and calculated by Barclays Capital without regard to Direxion or the Direxion Daily Total Bond Market Bear 1X Shares. Barclays Capital has no obligation to take the needs of Direxion, the Direxion Daily Total Bond Market Bear 1X Shares or the owners of the Direxion Daily Total Bond Market Bear 1X Shares into consideration in determining, composing or calculating the Barclays Capital Index. Barclays Capital is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Direxion Daily Total Bond Market Bear 1X Shares to be issued. Barclays Capital has no obligation or liability in connection with the administration, marketing or trading of the Direxion Daily Total Bond Market Bear 1X Shares.

DIREXION SHARES ETF TRUST PROSPECTUS	95

BARCLAYS CAPITAL SHALL HAVE NO LIABILITY TO LICENSEE OR TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS CAPITAL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIREXION DAILY TOTAL BOND MARKET BEAR 1X SHARES OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS CAPITAL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS CAPITAL SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES, RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

Dow Jones Index. The Dow Jones Industrial Average is a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”), and has been licensed for use. “Dow Jones®” and the Dow Jones Indices are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been sublicensed for use for certain purposes by Direxion Shares ETF Trust. The Direxion Shares ETF Trust’s Direxion Daily Dow 30® Bear 1X, based on the Dow Jones Indices, are not sponsored, endorsed, sold or promoted by CME Indexes, Dow Jones or their respective affiliates, and CME Indexes, Dow Jones and their respective affiliates make no representation regarding the advisability of trading in such products.

MSCI Indices. The benchmarks for the Direxion Daily Total Market Bear 1X Shares, Direxion Daily Developed Markets Bear 1X Shares and Direxion Daily Emerging Markets Bear 1X Shares are the MSCI EAFE Index and the MSCI Emerging Markets Index, respectively. The Funds are not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI Index (collectively, the “MSCI Parties”). The MSCI Indexes are the exclusive property of MSCI. MSCI and the MSCI Index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by the Trust. None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or shareholders of these Funds or any other person or entity regarding the advisability of investing in Funds generally or in these Funds particularly or the ability of any MSCI Index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI Indexes which are determined, composed and calculated by MSCI without regard to the Funds or the issuer or shareholders of the Funds or any other person or entity into consideration in determining, composing or calculating the MSCI Indexes. None of the MSCI Parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of these Funds to be issued or in the determination or calculation of the equation by or the consideration into which these Funds are redeemable. Further, none of the MSCI Parties has any obligation or liability to the issuer or owners of these Funds or any other person or entity in connection with the administration, marketing or offering of these Funds.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI Indexes from sources that MSCI considers reliable, none of the MSCI Parties warrants or guarantees the originality, accuracy and/or the completeness of any MSCI Index or any data included therein. None of the MSCI Parties makes any warranty, express or implied, as to results to be obtained by the issuer of the Funds, shareholders of the Funds, or any other person or entity, from the use of any MSCI Index or any data included therein. None of the MSCI Parties shall have any liability for any errors, omissions or interruptions of or in connection with any MSCI Index or any data included therein. Further, none of the MSCI Index or any data included therein. Further, none of the MSCI Parties makes any express or implied warranties of any kind, and the MSCI Parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each MSCI Index and any data included therein. Without limiting any of the foregoing, in no event shall any of the MSCI Parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

NYSE Indexes. Neither the Trust nor the Funds are sponsored, endorsed, sold or promoted by NYSE EURONEXT or its affiliates (“NYSE EURONEXT”). NYSE EURONEXT makes no representation or warranty regarding the advisability of investing in securities generally, in the Funds particularly, or the ability of the NYSE 7-10 Year Treasury Bond IndexSM and NYSE 20 Year Plus Treasury Bond IndexSM (“NYSE Indexes”) to track general stock market performance.

96	DIREXION SHARES ETF TRUST PROSPECTUS

NYSE EURONEXT MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE INDEXES OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL NYSE EURONEXT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Russell Indices. The Russell 1000® Index and Russell 2000® Index (collectively, the Russell Indices”) are trademarks of Frank Russell Company (“Russell”) and have been licensed for use by the Trust. None of the Funds in the Trust are sponsored, endorsed, sold or promoted by Russell. Russell makes no representation or warranty, express or implied, to the owners of the Trust or any member of the public regarding the advisability of investing in securities generally or in the Trust particularly or the ability of the Russell Indices to track general stock market performance or a segment of the same. Russell’s publication of the Russell Indices in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell Indices are based. Russell’s only relationship to the Trust is the licensing of certain trademarks and trade names of Russell and of the Russell Indices which is determined, composed and calculated by Russell without regard to the Trust or any of its Funds. Russell is not responsible for and has not reviewed the Trust or any of its Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indices. Russell has no obligation or liability in connection with the administration, marketing or trading of the Funds.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OF IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Standard and Poor’s Index. The S&P U.S. Corporate Bond Index and S&P National AMT-Free Municipal Bond Index (collectively, the “S&P Indices”) are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Trust. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors. Neither S&P nor its third party licensors makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P Indices to track general stock market performance. S&P’s only relationship to the Funds is the licensing of certain trademarks and trade names of S&P and the third party licensors and of the S&P Indices which are determined, composed and calculated by S&P or its third party licensors without regard to the Funds. S&P has no obligation to take the needs of the Funds or the owners of the Funds into consideration in determining, composing or calculating the S&P Indices. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination the net asset value of the Funds. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE S&P INDICES OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE S&P INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

DIREXION SHARES ETF TRUST PROSPECTUS	97

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems Shares only in large blocks of Shares called “Creation Units.”

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund that are listed for trading on the secondary market on the Exchange can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 50,000 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “oddlots” at no per-share price differential.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

The Funds’ Exchange trading symbols are as follows:

Fund	Symbol
Direxion Daily 7-10 Year Treasury Bear 1X Shares	TYNS
Direxion Daily 20+ Year Treasury Bear 1X Shares	TYBS
Direxion Daily Corporate Bond Bear 1X Shares
Direxion Daily Developed Markets Bear 1X Shares
Direxion Daily Dow 30® Bear 1X Shares
Direxion Daily Emerging Market Bear 1X Shares
Direxion Daily Large Cap Bear 1X Shares
Direxion Daily Municipal Bond Taxable Bear 1X Shares
Direxion Daily Small Cap Bear 1X Shares
Direxion Daily Total Bond Market Bear 1X Shares	SAGG
Direxion Daily Total Market Bear 1X Shares	TOTS

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units, as discussed in the “Creations, Redemptions and Transaction Fees” section below. A Creation Unit consists of 50,000 Shares.

For information about acquiring Shares through a secondary market purchase, please contact your broker. If you wish to sell Shares of a Fund on the secondary market, you must do so through your broker.

Book Entry. Shares are held in book-entry form, which means that no stock certificates are issued. The DTC or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of the DTC or its participants. DTC serves as the securities depository for all Shares. Participants in the DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” through your brokerage account.

98	DIREXION SHARES ETF TRUST PROSPECTUS

ABOUT YOUR INVESTMENT

Share Price of the Funds

A Fund’s share price is known as its NAV. Each Fund (other than the Fixed Income Funds) calculates its NAV as of the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time, each day the NYSE is open for business (“Business Day.”) The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The NYSE may close early on the Business Day before each of these holidays and on the day after Thanksgiving Day. NYSE holiday schedules are subject to change without notice.

If the exchange or market on which a Fund’s investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated. The value of a Fund’s assets that trade in markets outside the United States or in currencies other than the U.S. dollar may fluctuate when foreign markets are open but the Funds are not open for business.

Share price is calculated by dividing a Fund’s net assets by its shares outstanding. In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by the Fund, is determined to be unreliable, or (to the Adviser’s knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at fair value estimates by the Adviser under guidelines established by the Board of Trustees. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as provided by an independent pricing service or reporting agency. The Funds also rely on a pricing service in circumstances where the U.S. securities markets exceed a pre-determined threshold to value foreign securities held in the Fund’s portfolio. The pricing service, its methodology or the threshold may change from time to time. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair Value Pricing. Securities are priced at a fair value as determined by the Adviser, under the oversight of the Board of Trustees, when reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, the Adviser believes that the market price is stale, or an event that affects the value of an instrument (a “Significant Event”) has occurred since closing prices were established, but before the time as of which the Funds calculate their NAVs. Examples of Significant Events may include: (1) events that relate to a single issuer or to an entire market sector; (2) significant fluctuations in domestic or foreign markets; or (3) occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions. If such Significant Events occur, the Funds may value the instruments at fair value, taking into account such events when it calculates each Fund’s NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. In addition, the Funds may also fair value an instrument if trading in a particular instrument is halted and does not resume prior to the closing of the exchange or other market.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, Rafferty compares the market quotation to the fair value price to evaluate the effectiveness of the Funds’ fair valuation procedures and will use that market value in the next calculation of NAV.

Rule 12b-1 Fees

The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No 12b-1 fees are currently paid by any Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

DIREXION SHARES ETF TRUST PROSPECTUS	99

SHORT-TERM TRADING

Rafferty expects a significant portion of the Funds’ assets to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading of Fund Shares could increase the rate of creations and redemptions of Fund Shares and the Funds’ portfolio turnover, which could involve correspondingly adverse tax consequences to a Fund’s shareholders. Although the Funds reserve the right to reject any purchase orders or suspend the offering of Shares, the Funds do not currently impose any trading restrictions on frequent trading nor actively monitor for trading abuses.

CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Creation Units. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. These investors are known as “Authorized Participants.” Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units.

Purchase from the Funds. The Funds only accept cash to purchase Creation Units. The purchaser must transfer cash in an amount equal to the value of the Creation Unit(s) purchased and the applicable Transaction Fee. All purchase orders will be processed through a manual clearing process run at the DTC (“Manual Clearing Process”). The Trust will deliver Shares of the Funds upon payment of cash to the Trust on or before the third Business Day following the Transmittal Date consistent with the terms of the Authorized Participant Agreement.

Redemption from the Funds. Redemption proceeds will be paid in cash. As with purchases, redemptions may be processed only through the Manual Clearing Process. A redemption order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent’s automated system, telephone, facsimile or other means permitted under the Participant Agreement in order to receive that day’s NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

Transaction Fees on Creation and Redemption Transactions. Each Fund will impose Transaction Fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total Transaction Fee on transactions in Creation Units. A fixed Transaction Fee is applicable to each creation and redemption transaction, regardless of the number of Creation Units transacted. A variable Transaction Fee based upon the value of each Creation Unit also is applicable to each redemption transaction. Additionally, because purchases and redemptions of Creation Units of the Funds are effected through the Manual Clearing Process, purchasers and redeemers are required to pay an additional charge to compensate for brokerage and other expenses. Investors who use the services of a broker or other such intermediary may pay additional fees for such services. In addition, Rafferty may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services.

100	DIREXION SHARES ETF TRUST PROSPECTUS

The table on the next page summarizes the components of the Transaction Fees.

Direxion Shares ETF Trust	Fixed Transaction Fee			Maximum Additional Charge for Purchases and Redemptions*
		In-Kind	Cash
	NSCC	Outside NSCC	Outside NSCC
Direxion Daily 7-10 Year Treasury Bear 1X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily 20+ Year Treasury Bear 1X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Corporate Bond Bear 1X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Developed Markets Bear 1X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Dow 30® Bear 1X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Emerging Market Bear 1X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Large Cap Bear 1X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Municipal Bond Taxable Bear 1X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Small Cap Bear 1X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Total Bond Market Bear 1X Shares	N/A	N/A	$250	Up to 0.15%
Direxion Daily Total Market Bear 1X Shares	N/A	N/A	$250	Up to 0.15%

*	As a percentage of the amount invested.

MANAGEMENT OF THE FUNDS

Rafferty provides investment management services to the Funds. Rafferty has been managing investment companies since 1997. Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004. As of December 31, 2011, the Adviser had approximately $7.8 billion in assets under management.

Under an investment advisory agreement between the Trust and Rafferty, the Funds pay Rafferty the following fees at an annualized rate based on a percentage of the Funds’ daily net assets:

Advisory Fees Charged
Each Fund (except the Direxion Daily Municipal Bond Taxable Bear 1X Fund)	0.45%
The Direxion Daily Municipal Bond Taxable Bear 1X Fund	0.75%

For the fiscal year ended October 31, 2011, the Adviser received net management fees as a percentage of average daily net assets from each of the Funds as follows:

Fund	Percentage
Direxion Daily 7-10 Year Treasury Bear 1X Shares	0.00%
Direxion Daily 20+ Year Treasury Bear 1X Shares	0.00%
Direxion Daily Total Bond Market Bear 1X Shares	0.01%
Direxion Daily Total Market Bear 1X Shares	0.00%

A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreements for the Funds is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2011.

An investment team of Rafferty employees has the day-to-day responsibility for managing the Funds. The investment team generally decides the target allocation of each Fund’s investments and on a day-to-day basis, an individual portfolio manager executes transactions for the Funds consistent with the target allocation. The portfolio managers rotate among the Funds periodically so that no single portfolio manager is responsible for a specific Fund for extended periods of time. Paul Brigandi, each Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Funds.

Mr. Brigandi has been a Portfolio Manager at Rafferty since June 2004. Mr. Brigandi was previously involved in the equity trading training program for Fleet Boston Financial Corporation from August 2002 to April 2004. Mr. Brigandi is a 2002 graduate of Fordham University.

The Funds’ SAI provides additional information about the investment team members’ compensation, other accounts they manage and their ownership of securities in the Funds.

DIREXION SHARES ETF TRUST PROSPECTUS	101

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

OTHER SERVICE PROVIDERS

Foreside Fund Services, LLC (“Distributor”) serves as the Funds’ distributor. Bank of New York Mellon serves as the Funds’ transfer agent, administrator, custodian and index receipt agent. The Distributor is not affiliated with the Adviser, Rafferty or the Funds’ transfer agent.

PAYMENTS BY RAFFERTY

Rafferty may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. These payments may be made from profits received by Rafferty from management fees paid to Rafferty by the Funds. Such activities by Rafferty may provide incentives to financial institutions to purchase or market shares of the Funds. Additionally, these activities may give Rafferty additional access to sales representatives of such financial institutions, which may increase sales of a Fund’s shares.

DISTRIBUTIONS

Fund Distributions. Each Fund pays out dividends from its net investment income, and distributes any net capital gains, to its shareholders at least annually. Each Fund is authorized to declare and pay capital gain distributions in additional Shares thereof or in cash. The Funds have extremely high portfolio turnover, which will cause the Funds to generate significant amounts of taxable income. The Funds will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Funds; high portfolio turnover, the Funds could make larger and/or more frequent distributions than a traditional unleveraged ETF.

Dividend Reinvestment Service. Brokers may make the DTC book-entry dividend reinvestment service (“Reinvestment Service”) available to their customers who are shareholders of a Fund. If the Reinvestment Service is used with respect to a Fund, its distributions of both net income and capital gains will automatically be reinvested in additional and fractional Shares thereof purchased in the secondary market. Without the Reinvestment Service, investors will receive Fund distributions in cash, except as noted above under “Fund Distributions.” To determine whether the Reinvestment Service is available and whether there is a commission or other charge for using the service, consult your broker. Fund shareholders should be aware that brokers may require them to adhere to specific procedures and timetables to use the Reinvestment Service.

TAXES

As with any investment, you should consider the tax consequences of buying, holding, and disposing of Shares. The tax information in this Prospectus is only a general summary of some important federal tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the Funds’ activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Funds and to an investment in Shares.

Fund distributions to you and your sale of your Shares will have tax consequences to you unless you hold your Shares through a tax-exempt entity or tax-deferred retirement arrangement, such as an individual retirement account or 401(k) plan.

102	DIREXION SHARES ETF TRUST PROSPECTUS

Each Fund intends to qualify each year for taxation as a “regulated investment company.” If a Fund so qualifies and satisfies certain distribution requirements, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends or capital gain distributions.

Taxes on Distributions. Dividends from a Fund’s investment company taxable income — generally, the sum of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid — will be taxable to you as ordinary income to the extent of its earnings and profits, whether they are paid in cash or reinvested in additional Shares. However, dividends a Fund pays to you through 2012 that are attributable to its “qualified dividend income” (i.e., dividends it receives on stock of most domestic and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) generally will be subject to federal income tax at a maximum of 15% if you are an individual, trust, or estate and satisfy those restrictions with respect to your Shares. A portion of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations — the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding real estate investment trusts) and excludes dividends from foreign corporations — subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

Distributions of a Fund’s net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) that it recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2013, will be taxable to you as long-term capital gains, at a maximum rate of 15% if you are an individual, trust, or estate, regardless of your holding period for the Shares on which they are paid and regardless of whether they are paid in cash or reinvested in additional Shares. A Fund’s capital gain distributions may vary considerably from one year to the next as a result of its investment activities and cash flows and the performance of the markets in which it invests.

Distributions in excess of a Fund’s current and accumulated earnings and profits first will reduce your adjusted tax basis in your Shares and, after that basis is reduced to zero, will constitute capital gain. That capital gain will be long-term capital gain, and thus will be taxed at a maximum rate of 15% (if you are an individual, trust, or estate) through 2012, if the distributions are attributable to Shares you held for more than one year.

In general, distributions are subject to federal income tax for the year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

Because of high portfolio turnover, the Funds generate significant amounts of taxable income. Accordingly, the Funds may need to make larger and/or more frequent distributions than traditional unleveraged ETFs. A substantial portion of this income is typically short-term capital gain or loss which will generally be treated as ordinary income when distributed to shareholders.

Fund distributions to tax-deferred or qualified plans, such as an IRA, retirement plan or pension plan, generally will not be taxable. However, distributions from such plans will be taxable to the individual participant notwithstanding the character of the income earned by the qualified plan. Please consult a tax advisor for a more complete explanation of the federal, state, local and foreign tax consequences of investing in a Fund through such a plan.

Taxes When Shares are Sold. Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year, taxable at the maximum 15% rate mentioned above if you are an individual, trust, or estate; otherwise, it will be treated as short-term capital gain. However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of capital gain distributions received with respect to those Shares. In addition, all or a portion of any loss recognized on a sale or exchange of Shares will be disallowed to the extent other Shares of the same Fund are purchased (whether through reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date of the sale or exchange; in that event, the basis in the newly purchased Shares will be adjusted to reflect the disallowed loss.

Holders of Creation Units. A shareholder who redeems a Creation Unit generally will recognize gain or loss to the same extent and in the same manner as described above under “Taxes When Shares are Sold.”

Miscellaneous. A Fund must withhold and remit to the U.S. Treasury 28% of dividends and capital gain distributions otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the social security or other taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate

DIREXION SHARES ETF TRUST PROSPECTUS	103

also is required from a Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

You may also be subject to state and local taxes on Fund distributions and dispositions of Shares.

Non-U.S. Shareholders. “A “non-U.S. shareholder” is an investor that, for federal income tax purposes, is a nonresident alien individual, a foreign corporation or a foreign estate or trust. Except where discussed otherwise, this disclosure assumes that a non-U.S. shareholder’s ownership of Shares in a Fund is not effectively connected with a trade or business conducted by such non-U.S. shareholder in the United States. This disclosure does not address non-U.S. shareholders who are present in the United States for 183 days or more during the taxable year. Such shareholders should consult their tax advisors with respect to the particular tax consequences to them of an investment in a Fund. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders should consult their tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Dividends paid by a Fund to non-U.S. shareholders will be subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income (other than “qualified interest income” or “short-term capital gains,” as described below). In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an Internal Revenue Service (“IRS”) Form W-8BEN (or substitute form) certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation’s earnings and profits attributable to such dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).

In general, federal income tax will not apply to gain realized on the sale or other disposition of shares of a Fund or to any Fund distributions designated as capital gain dividends, short-term capital gain dividends, or interest-related dividends.

The exemption for short-term capital gain dividends and interest-related dividends applies only with respect to a Fund taxable year ending on or before October 31, 2012, unless legislation is enacted extending this exemption to later taxable years. “Short-term capital gain dividends” are dividends that are attributable to short-term capital gain realized by the Fund (generally, the excess of a Fund’s net short-term capital gain over long-term capital loss for such taxable year, computed with certain adjustments). “Interest-related dividends” are dividends that are attributable to certain original discount, interest on obligations in registered form (with certain exceptions), interest on deposits derived from U.S. sources and any interest-related dividend from another regulated investment company, reduced by expenses that are allocable to such income. Depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as short-term capital gain dividends and interest-related dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.

In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as a short-term capital gain dividend or an interest-related dividend. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate. See the discussion of backup withholding under “Miscellaneous” above.

More information about taxes is in the Funds’ SAI.

104	DIREXION SHARES ETF TRUST PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Funds listed below for the periods indicated. The information set forth below was audited by Ernst & Young LLP whose report, along with the Funds’ financial statements, is included in the annual and semi-annual shareholder reports, which are available upon request and incorporated by reference into the statement of additional information. Certain information reflects financial results for a single Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).

No financial information is available for the Direxion Daily Dow 30® Bear 1X Shares, Direxion Daily Large Cap Bear 1X Shares, Direxion Daily Small Cap Bear 1X Shares, Direxion Daily Corporate Bond Bear 1X Shares, Direxion Daily Municipal Bond Taxable Bear 1X Shares, Direxion Daily Developed Markets Bear 1X Shares and the Direxion Daily Emerging Market Bear 1X Shares because those Funds had not commenced operations prior to the date of this Prospectus.

DIREXION SHARES ETF TRUST PROSPECTUS	105

PROSPECTUS

33 Whitehall Street, 10th Floor	New York, New York 10004	866-476-7523

MORE INFORMATION ON THE DIREXION SHARES ETF TRUST

Statement of Additional Information (“SAI”):

The Funds’ SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (“SEC”).

Annual and Semi-Annual Reports to Shareholders:

The Funds’ reports will provide additional information on the Funds’ investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds’ performance during that period.

To Obtain the SAI or Fund Reports Free of Charge:

Write to:	Direxion Shares ETF Trust 33 Whitehall Street, 10th Floor New York, New York 10004
Call:	866-476-7523
By Internet:	www.direxionshares.com

These documents and other information about the Funds can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Funds may be viewed on screen or downloaded from the EDGAR Database on the SEC’s website at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

SEC File Number: 811-22201

DIREXION SHARES ETF TRUST

STATEMENT OF ADDITIONAL INFORMATION

33 Whitehall Street, 10th Floor

New York, New York 10004

866-476-7523

The Direxion Shares ETF Trust (“Trust”) is an investment company that offers shares of a variety of exchange-traded funds (each a “Fund” and collectively, the “Funds”) to the public. The shares of the Funds (“Shares”) offered in this Statement of Additional Information (“SAI”) trade on NYSE Arca, Inc. This SAI relates to the Funds listed below.

The Funds seek daily investment results and are subject to compounding and market volatility risks. The Funds are intended to be used as short-term trading vehicles. The Funds attempt to provide investment results that correlate negatively to the return of an index or benchmark. As such, the Funds are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios. The Funds are very different from most mutual funds and exchange-traded funds. Investors should note that:

(1) Each Fund pursues investment goals which are inverse to the performance of its benchmark, a result opposite of most mutual funds and exchange-traded funds.

(2) The Funds seek daily investment results subject to compounding and market volatility risk. The pursuit of their investment goals means that the return of a Fund for a period longer than a full trading day will be the product of the series of daily returns, with daily repositioned exposure, for each trading day during the relevant period. As a consequence, especially in periods of market volatility, the path of the benchmark during the longer period may be at least as important to a Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day. The Funds are not suitable for all investors.

The Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the Funds should:

(a)	understand the consequences of seeking daily investment results,

(b)	understand the risk of shorting, and

(c)	intend to actively monitor and manage their investments.

Investors who do not understand the Funds, or do not intend to actively manage their funds and monitor their investments, should not buy the Funds. There is no assurance that any of the Funds offered in this SAI will achieve their objectives and an investment in a Fund could lose money. No single Fund is a complete investment program.

1X BEAR FUNDS

Domestic Equity Index Funds

Direxion Daily Dow 30® Bear 1X Shares

Direxion Daily Large Cap Bear 1X Shares

Direxion Daily Small Cap Bear 1X Shares

Direxion Daily Total Market Bear 1X Shares (TOTS)

Fixed Income Funds

Direxion Daily 7-10 Year Treasury Bear 1X Shares (TYNS)

Direxion Daily 20+ Year Treasury Bear 1X Shares (TYBS)

Direxion Daily Corporate Bond Bear 1X Shares

Direxion Daily Municipal Bond Taxable Bear 1X Shares

Direxion Daily Total Bond Market Bear 1X Shares (SAGG)

International Funds

Direxion Daily Developed Markets Bear 1X Shares

Direxion Daily Emerging Market Bear 1X Shares

February 28, 2012

This SAI, as dated above, is not a prospectus. It should be read in conjunction with the Funds’ Prospectus dated February 28, 2012. This SAI is incorporated herein by reference into the Funds’ Prospectus. In other words, it is legally part of the Funds’ prospectus. To receive a copy of the Prospectus, without charge, write or call the Trust at the address or telephone number listed above.

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THE DIREXION SHARES ETF TRUST

The Trust is a Delaware statutory trust organized on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of 108 separate series or “Funds.”

The Funds seek to provide daily investment results, before fees and expenses, which correspond to the inverse of the performance of a particular index or benchmark.

The correlations sought by the Funds are the inverse of the returns of the target index or benchmark. For example, the benchmark for the Direxion Daily Corporate Bond Bear 1X Shares is 100% of the inverse, or opposite, of the daily price performance of the S&P U.S. Corporate Bond Index. If, on a given day, the S&P U.S. Corporate Bond Index gains 1%, the Direxion Daily Corporate Bond Bear 1X Shares is designed to lose approximately 1% (which is equal to -100% times 1%). Conversely, if the S&P U.S. Corporate Bond Index loses 1% on a given day, the Direxion Daily Corporate Bond Bear 1X Shares is designed to gain approximately 1%.

Each Fund issues and redeems Shares only in large blocks of Shares called “Creation Units.” Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of certain of the Funds are listed for trading on the secondary market on the NYSE Arca, Inc. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per-share price differential. Investors may acquire Shares directly from each Fund, and shareholder may tender their Shares for redemption directly to each Fund, only in Creation Units of 50,000 Shares, as discussed in the “Purchases and Redemptions” section below.

The Funds offered in this SAI trade, or will trade, on NYSE Arca, Inc. (the “Exchange”). The Funds seek daily investment results and are subject to compounding and market volatility risks. The Funds are intended to be used as short-term trading vehicles. As such, the Funds are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios. The Funds are very different from most mutual funds and exchange-traded funds. Investors should note that:

(1) Each Fund pursues investment goals which are inverse to the performance of its benchmark, a result opposite of most mutual and exchange-traded funds.

(2) The Funds seek daily investment results subject to compounding and market volatility risk. The pursuit of their investment goals means that the return of a Fund for a period longer than a full trading day will be the product of the series of daily returns, with daily repositioned exposure, for each trading day during the relevant period. As a consequence, especially in periods of market volatility, the path of the benchmark during the longer period may be at least as important to a Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day. The Funds are not suitable for all investors.

The Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the Funds should:

(a)	understand the consequences of seeking daily investment results,

(b)	understand the risk of shorting, and

(c)	intend to actively monitor and manage their investments.

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Investors who do not understand the Funds, or do not intend to actively manage their funds and monitor their investments, should not buy the Funds. There is no assurance that any of the Funds offered in this SAI will achieve their objectives and an investment in a Fund could lose money. No single Fund is a complete investment program.

CLASSIFICATION OF THE FUNDS

Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. A Fund is considered “non-diversified” because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that a Fund assumes large positions in the securities of a small number of issuers, the Fund’s net asset value (“NAV”) may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

Each Fund’s classification as a “non-diversified” series means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to meet certain tax-related diversification standards at the end of each quarter of its taxable year.

EXCHANGE LISTING AND TRADING

The Shares of certain of the Funds are currently listed on the Exchange. If the Shares (which are redeemable only when aggregated in Creation Units) trade on the Exchange, they may trade at prices that differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As is the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

The trading prices of each Fund’s shares in the secondary market generally differ from each Fund’s daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. Rafferty may, from time to time, make payments to certain market makers in the Trust’s shares. Information regarding the intraday value of shares of each Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which a Fund is listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund as a particular point in time, nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The quotations of certain Fund holdings may not be updated during U.S. trading hours is such holdings do not trade in the U.S. The Funds are not involved in, nor responsible for, the calculation or dissemination of the IOPV and make no representations or warranty as to its accuracy.

INVESTMENT POLICIES AND TECHNIQUES

The Funds generally invest at least 80% of their net assets (plus any borrowings for investment purposes) in futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions, reverse repurchase agreements; and other financial instruments (collectively,

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“Financial Instruments”), and the remainder in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements (collectively, “Money Market Instruments”). In particular, the Funds below seek the following investment results as compared to their indices or benchmarks:

Fund	Index or Benchmark	Daily Target
Direxion Daily 7-10 Year Treasury Bear 1X Shares	NYSE 7-10 Year Treasury Bond Index	-100%
Direxion Daily 20+ Year Treasury Bear 1X Shares	NYSE 20 Year Plus Treasury Bond Index	-100%
Direxion Daily Corporate Bond Bear 1X Shares	S&P U.S. Corporate Bond Index	-100%
Direxion Daily Dow 30® Bear 1X Shares	Dow Jones Industrial Average	-100%
Direxion Daily Developed Markets Bear 1X Shares	MSCI EAFE® Index	-100%
Direxion Daily Emerging Market Bear 1X Shares	MSCI Emerging Markets IndexSM	-100%
Direxion Daily Large Cap Bear 1X Shares	Russell 1000® Index	-100%
Direxion Daily Municipal Bond Taxable Bear 1X Shares	S&P National AMT-Free Municipal Bond Index	-100%
Direxion Daily Small Cap Bear 1X Shares	Russell 2000® Index	-100%
Direxion Daily Total Bond Market Bear 1X Shares	Barclays Capital U.S. Aggregate Bond Index	-100%
Direxion Daily Total Market Bear 1X Shares	MSCI US Broad Market Index	-100%

With the exception of limitations described in the “Investment Restrictions” section below, each Fund may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund’s objective.

This section provides a description of the securities in which a Fund may invest to achieve its investment objective, the strategies it may employ and the corresponding risks of such securities and strategies. The greatest risk of investing in an exchange-traded fund (“ETF”) is that its returns will fluctuate and you could lose money. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets. Both domestic and foreign equity markets could experience increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue. The U.S. government has already taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.

Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continued market turbulence may have an adverse effect on the Funds.

Asset-Backed Securities

A Fund may invest in asset-backed securities of any rating or maturity. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of

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the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.

Bank Obligations

Money Market Instruments. The Funds may invest in bankers’ acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”). The Funds also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely a Fund’s ability to resell when it deems advisable to do so.

A Fund may invest in foreign money market instruments, which typically involve more risk that investing in U.S. money market instruments. See “Foreign Securities” below. These risks include, among others, higher brokerage commissions, less public information, and less liquid markets in which to sell and meet large shareholder redemption requests.

Bankers’ Acceptances. Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.” The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

Certificates of Deposit (“CDs”). The FDIC is an agency of the U.S. government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

Commercial Paper. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. A Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor’s® Ratings Services (“S&P®”) or Prime-1 or Prime-2 by Moody’s Investors Service®, Inc. (“Moody’s”), and in other lower quality commercial paper.

Caps, Floors and Collars

The Funds may enter into caps, floors and collars relating to securities, interest rates or currencies. In a cap or floor, the buyer pays a premium (which is generally, but not always a single up-front amount) for the right to receive payments from the other party if, on specified payment dates, the applicable rate, index or asset is greater than (in the case of a cap) or less than (in the case of a floor) an agreed level, for the period involved and the applicable notional amount. A collar is a combination instrument in which the same party buys a cap and sells a floor. Depending upon the terms of the cap and floor comprising the collar, the premiums will partially or entirely offset each other. The notional amount of a cap, collar or floor is used to calculate payments, but is not itself exchanged. The Funds may be both buyers and sellers of these instruments. In addition, the Funds may engage in combinations of put and call options on securities (also commonly known as collars), which may involve physical delivery of securities. Like swaps, caps, floors and collars are very flexible products. The terms of the transactions entered by the Funds may vary from the typical examples described here.

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Corporate Debt Securities

A Fund may invest in investment grade corporate debt securities of any rating or maturity. Investment grade corporate bonds are those rated BBB or better by S&P® or Baa or better by Moody’s. Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. See Appendix A for a description of corporate bond ratings. A Fund may also invest in unrated securities.

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Depositary Receipts

To the extent a Fund invests in stocks of foreign corporations, a Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored

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depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Fund investments in depositary receipts, which include ADRs, GDRs and EDRs, are deemed to be investments in foreign securities for purposes of a Fund’s investment strategy.

Equity Securities

Common Stocks. A Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities. A Fund may invest in convertible securities that may be considered high yield securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. When investing in convertible securities, a Fund may invest in the lowest credit rating category.

Preferred Stock. A Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. When investing in preferred stocks, a Fund may invest in the lowest credit rating category.

Warrants and Rights. A Fund may purchase warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration, but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Foreign Currencies

A Fund may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks not least being the fluctuation of foreign currency exchange rates with respect to the U.S. dollar. Exchange rates fluctuate for a number of reasons.

Inflation. Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

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Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation, long-term results may be the opposite.

Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.

Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal.

The value of a Fund’s investments is calculated in U.S. dollars each day that the New York Stock Exchange is open for business. As a result, to the extent that a Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, a Fund’s NAV per share as expressed in U.S. dollars (and, therefore, the value of your investment) should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur.

The currency-related gains and losses experienced by a Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of a Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in a Fund’s assets also will be affected by the net investment income generated by the money market instruments in which each Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

A Fund may incur currency exchange costs when it sells instruments denominated in one currency and buy instruments denominated in another.

Currency Transactions. A Fund conducts currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. A Fund also enters into forward currency contracts. See “Options, Futures and Other Strategies” below. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

A Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the Adviser is trying to duplicate. For example, the combination of U.S. dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.

A Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.

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A Fund may use forward currency contracts for position hedging if consistent with its policy of trying to expose its net assets to foreign currencies. A Fund is not required to enter into forward currency contracts for hedging purposes and it is possible that a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that a Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible, under certain circumstances, that a Fund may have to limit its currency transactions to qualify as a “regulated investment company” under Subchapter M of Chapter 16/Subtitle A of the Internal Revenue Code of 1986, as amended (“Code”)(“RIC”). See “Dividends, Other Distributions and Taxes.”

A Fund currently does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If a Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, a Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, a Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Since a Fund invests in money market instruments denominated in foreign currencies, it may hold foreign currencies pending investment or conversion into U.S. dollars. Although a Fund values its assets daily in U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund will convert its holdings from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if a Fund tries to resell the currency to the dealer.

Foreign Currency Options. A Fund may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter (“OTC”) market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. OTC options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Foreign Currency Exchange-Related Securities.

Foreign currency warrants. Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate

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issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Principal exchange rate linked securities. Principal exchange rate linked securities (“PERLsSM”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance indexed paper. Performance indexed paper (“PIPsSM”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

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Foreign Securities

A Fund may have both direct and indirect exposure through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to foreign securities. In most cases, the best available market for foreign securities will be on exchanges or in OTC markets located outside the United States.

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

Developing and Emerging Markets. Emerging and developing markets abroad may offer special opportunities for investing but may have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

Hybrid Instruments

A Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. A hybrid could be, for example, a bond issued by an oil company that pays a small base level of interest, in addition to interest that accrues when oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and

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rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of a Fund.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investment in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Illiquid Investments and Restricted Securities

Each Fund may purchase and hold illiquid investments. No Fund will purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), which the Board of Trustees (“Board” or “Trustees”) or Rafferty, the Funds’ investment adviser, has determined under Board-approved guidelines are liquid. No Fund, however, currently anticipates investing in such restricted securities.

The term “illiquid investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days; (2) securities for which market quotations are not readily available; (3) OTC options and their underlying collateral; (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; and (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board; and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that a Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on NAV.

Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities, and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

Indexed Securities

A Fund may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

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The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See “Illiquid Investments and Restricted Securities” above.

Inflation Protected Securities

Inflation protected securities are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon. Inflation protected securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation protected bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond to be repaid at maturity may be less than the original principal amount and, therefore, is subject to credit risk.

The value of inflation protected bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation protected bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation protected bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation protected bonds is tied to the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers (“CPI-U”), published monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

Any increase in principal for an inflation protected security resulting from inflation adjustments is considered by the IRS to be taxable income in the year it occurs. The Fund’s distributions to shareholders include interest income and the income attributable to principal adjustments, both of which will be taxable to shareholders. The tax treatment of the income attributable to principal adjustments may result in the situation where a Fund needs to make its required annual distributions to shareholders in amounts that exceed the cash received. As a result, a Fund may need to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation protected security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

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Interest Rate Swaps

A Fund may enter into interest rate swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account maintained by an approved custodian, Rafferty believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions. The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by each Fund’s custodian. A Fund will not enter into any interest rate swap unless Rafferty believes that the other party to the transaction is creditworthy. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

Junk Bonds

A Fund may invest in lower-rated debt securities, including securities in the lowest credit rating category, of any maturity, often called “junk bonds.”

Junk bonds generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur.

The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. Changes by recognized rating services in their rating of a fixed-income security may affect the value of these investments. A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Rafferty will monitor the investment to determine whether continued investment in the security will assist in meeting a Fund’s investment objective.

Mortgage-Backed Securities

A Fund may invest in mortgage-backed securities. A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.

Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae®” or “GNMA”), Federal National Mortgage Association (“Fannie Mae®” or “FNMA”) or Federal Home Loan Mortgage Corporation (“Freddie Mac®” or “FHLMC”), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely

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payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgages backed by the Federal Housing Administration, but also sells some non-governmentally backed mortgages. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The corporation’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government. The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

Collateralized mortgage obligations (“CMOs”) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as “Mortgage Assets”). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. government obligations. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

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Municipal Obligations

A Fund may invest in municipal obligations. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality of the issuers. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer’s future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded OTC, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features, which enable a Fund to demand payment from the issuer or a financial intermediary on short notice.

Options, Futures and Other Strategies

General. A Fund may use certain options (traded on an exchange or OTC, or otherwise), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes or to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”). In addition, a Fund’s ability to use Financial Instruments will be limited by tax considerations. See “Dividends, Other Distributions and Taxes.” Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, each Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty may utilize these opportunities to the extent that they are consistent with a Fund’s investment objective and permitted by a Fund’s investment limitations and applicable regulatory authorities. A Fund’s Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon Rafferty’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction. Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

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(3) As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that a Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Cover. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, the Bank of New York Mellon (“BNYM”), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover or accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange® (“CBOE®”), the Exchange and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option,

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it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Risks of Options on Currencies and Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from which it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500® Index, the NYSE Composite Index or the AMEX® Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from a Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount

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of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to a Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require a Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Forward Contracts. The Funds may enter into equity, equity index or interest rate forward contracts for purposes of attempting to gain exposure to an index or group of securities without actually purchasing these securities, or to hedge a position. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date. Because they are two-party contracts and because they may have terms greater than seven days, forward contracts may be considered to be illiquid for the Fund’s illiquid investment limitations. A Fund will not enter into any forward contract unless Rafferty believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor.

Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. A Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if

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all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the

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commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Combined Positions. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Other Investment Companies

Open-End and Closed-End Investment Companies. The Funds may invest in shares of open-end and closed-end investment companies in accordance with the investment restrictions in the 1940 Act. Shares of an ETF that has received exemptive relief from the SEC to permit other funds to invest in the shares without these limitations are excluded from such restrictions. A Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company’s advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company. To the extent that a Fund invests in open-end or closed-end investment companies that invest primarily in the securities of companies located outside the United States, see the risks related to foreign securities set forth above.

Exchange-Traded Funds. The Funds may invest in ETFs, which are registered investment companies, partnerships or trusts that are bought and sold on a securities exchange. A Fund may also invest in exchange traded notes (“ETN”), which are structured debt securities. Additionally, a Fund may invest in swap agreements referencing ETFs. Whereas ETFs’ liabilities are secured by their portfolio securities, ETNs’ liabilities are unsecured general obligations of the issuer. Most ETFs and ETNs are designed to track a particular market segment or index. ETFs and ETNs share expenses associated with their operation, typically including, with respect to ETFs, advisory fees. When a Fund invests in an ETF or ETN, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF’s or ETN’s expenses. The risks of owning an ETF or ETN generally reflect the risks of owning the underlying securities the ETF or ETN is designed to track, although lack of liquidity in an ETF or ETN could result in it being more volatile than the underlying portfolio of securities. If a Fund invests in ETFs or swap agreements referencing ETFs, the underlying ETFs may not necessarily track the same index as the Fund. In addition, because of ETF or ETN expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF or ETN. The value of an ETN security should also be expected to fluctuate with the credit rating of the issuer.

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Zero-Coupon Securities

A Fund may invest in zero-coupon securities of any rating or maturity. Zero-coupon securities make no periodic interest payment, but are sold at a deep discount from their face value (“original issue discount”). The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The original issue discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. If the issuer defaults, a Fund may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon security holders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than securities paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the securities reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause a Fund to recognize income and to be required to make distributions thereof to shareholders before it receives any cash payments on its investment. Thus, a Fund could be required at times to liquidate other investments to satisfy distribution requirements. See “Payment-In-Kind Securities and Strips” below and “Dividends, Other Distributions and Taxes – Income from Zero-Coupon and Payment-in-Kind Securities.”

Payment-In-Kind Securities and Strips

A Fund may invest in payment-in-kind securities and strips of any rating or maturity. Payment-in-kind securities allow the issuer, at its option, to make current interest payments on the bonds either in cash or in bonds. Both zero-coupon securities and payment-in-kind securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments to satisfy distribution requirements. A Fund may also invest in strips, which are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero-coupon securities. Like zero-coupon securities and payment-in-kind securities, strips are generally more sensitive to interest rate fluctuations than interest paying securities of comparable term and quality.

Repurchase Agreements

A Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. government security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during a Fund’s holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. No Fund may enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See “Illiquid Investments and Restricted Securities” above.

A Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by a Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, a Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by a Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to repurchase the security. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

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Reverse Repurchase Agreements

A Fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities a Fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities. During that time, a Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of a Fund’s limitation on borrowing.

Short Sales

A Fund may engage in short sale transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed stock, a Fund will: (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short; or (2)  otherwise cover a Fund’s short position.

Swap Agreements

A Fund may enter into swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. A Fund also will establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.

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Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s illiquid investment limitations. A Fund will not enter into any swap agreement unless Rafferty believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

A Fund may enter into a swap agreement with respect to an equity market index in circumstances where Rafferty believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Unrated Debt Securities

A Fund may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

U.S. Government Sponsored Enterprises (“GSE”)

GSE securities are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Some obligations issued by GSEs and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. Those securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. government currently provides financial support to such GSEs or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

Certain U.S. government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. Others, such as securities issued by the Fannie Mae© and Freddie Mac©, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to GSEs or instrumentalities if it is not legally obligated to do so. A fund will invest in securities of such instrumentalities only when Rafferty is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

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In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae© and Freddie Mac® had been placed in conservatorship. Since that time, Fannie Mae© and Freddie Mac® have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases of their mortgage backed securities (“MBS”). The FHFA and the U.S. Treasury (through its agreement to purchase Fannie Mae© and Freddie Mac® preferred stock) have imposed strict limits on the size of their mortgage portfolios. While the MBS purchase programs ended in 2010, the U.S. Treasury continues its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. While the U.S. Treasury is committed to offset negative equity at Fannie Mae© and Freddie Mac® through its preferred stock purchases through 2012, no assurance can be given that any Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure that Fannie Mae© and Freddie Mac® will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue beyond that date.

In addition, the problems faced by Fannie Mae© and Freddie Mac®, resulting in their being placed into federal conservatorship and receiving significant U.S. Government support, have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. The Obama Administration produced a report to Congress on February 11, 2011, outlining a proposal to wind down Fannie Mae© and Freddie Mac® by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio. Serious discussions among policymakers continue, however, as to whether Fannie Mae© and Freddie Mac® should be nationalized, privatized, restructured, or eliminated altogether. Fannie Mae© and Freddie Mac® also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of Fannie Mae© and Freddie Mac® is in question as the U.S. Government considers multiple options.

U.S. Government Securities

A Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

U.S. government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

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U.S. government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Fannie Mae©, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Ginnie Mae®, the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks the Freddie Mac©, the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association (“Sallie Mae©”).

Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of a Fund’s portfolio investments in these securities.

When-Issued Securities

A Fund may enter into firm commitment agreements for the purchase of securities on a specified future date. A Fund may purchase, for example, new issues of fixed-income instruments on a when-issued basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of transaction. A Fund will not purchase securities on a when-issued basis if, as a result, more than 15% of its net assets would be so invested. If a Fund enters into a firm commitment agreement, liability for the purchase price and the rights and risks of ownership of the security accrue to a Fund at the time it becomes obligated to purchase such security, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of such an agreement would be to obligate a Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time a Fund is obligated to purchase such a security, it will be required to segregate assets with an approved custodian in an amount sufficient to settle the transaction.

Other Investment Risks and Practices

Borrowing. A Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Fund’s NAV and on a Fund’s investments. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

A Fund may borrow money to facilitate management of a Fund’s portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

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Lending Portfolio Securities.

Each Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities, shares of registered and unregistered money market funds and cash as collateral with a Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. The value of this collateral could decline, causing the Fund to experience a loss. While a Fund’s portfolio securities are on loan, a Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. A Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on a four-business days notice or by the borrower on a one-day notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. A Fund could lose money from securities lending if, for example, it is delayed or prevented from selling the collateral after a loan is made, in recovering the securities loaned or if the Fund incurs losses on the reinvestment of cash collateral. Each Fund currently has no intention of lending its portfolio securities.

Portfolio Turnover. The Trust anticipates that each Fund’s annual portfolio turnover will vary. A Fund’s portfolio turnover rate is calculated by the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of a Fund’s investments may have a remaining maturity of less than one year; in that case, the portfolio turnover rate for that period would be equal to zero. However, each Fund’s portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund’s shareholders resulting from its distributions of increased net capital gains, if any, recognized as a result of the sales. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

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Risk of Tracking Error

Several factors may affect a Fund’s ability to track the performance of its applicable index. Among these factors are: (1) Fund expenses, including brokerage expenses and commissions (which may be increased by high portfolio turnover); (2) less than all of the securities in the target index being held by a Fund and securities not included in the target index being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the cash market comprising an index; (4) bid-ask spreads; (5) a Fund holding instruments that are illiquid or the market for which becomes disrupted; (6) the need to conform a Fund’s portfolio holdings to comply with that Fund’s investment restrictions or policies, or regulatory or tax law requirements; and (7) market movements that run counter to a Fund’s investments (which will cause divergence between a Fund and its target index over time due to the mathematical effects of seeking an inverse multiple of the index return).

While index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviation, such as on a daily basis, does occur with these instruments. As a result, a Fund’s short-term performance will reflect such deviation from its target index.

Even if there is a perfect inverse correlation between a Fund and the return of its applicable target index on a daily basis, the symmetry between the changes in the benchmark and the changes in a Fund’s NAV can be altered significantly over time by a compounding effect. For example, if a Fund achieved a perfect inverse correlation with its target index on every trading day over an extended period and the level of returns of that index significantly decreased during that period, a compounding effect for that period would result, causing an increase in a Fund’s NAV by a percentage that is somewhat greater than the percentage that the index’s returns decreased. Conversely, if a Fund maintained a perfect inverse correlation with its target index over an extended period and if the level of returns of that index significantly increased over that period, a compounding effect would result, causing a decrease of a Fund’s NAV by a percentage that would be somewhat less than the percentage that the index returns increased.

Special Note Regarding the Correlation Risks of the Funds. As discussed in the Prospectus, each of the Funds has an investment objective to match the inverse of the performance of an index on a given day. The Funds are subject to all of the correlation risks described in the Prospectus. In addition, there is a special form of correlation risk that derives from the Funds’ daily investment objective. For periods greater than one day, the pursuit of daily investment returns tends to cause the performance of a Fund to be either greater than, or less than, the index performance times the stated multiple in the fund objective.

A Fund’s return for periods longer than one day is primarily a function of the following:

a)	index performance;

b)	index volatility;

c)	other fund expenses;

d)	dividends paid by companies in the index; and

e)	period of time.

The fund performance for a Fund can be estimated given any set of assumptions for the factors described above. The tables below illustrate the impact of two factors, index volatility and index performance, on a Fund. Index volatility is a statistical measure of the magnitude of fluctuations in the returns of an index and is calculated as the standard deviation of the natural logarithms of one plus the index return (calculated daily), multiplied by the square root of the number of trading days per year (assumed to be 252). The tables show estimated Fund returns for a number of combinations of index performance and index volatility over a one year period. Assumptions used in the tables include: a) no dividends paid by the companies included in the index; b) no fund expenses; and c) borrowing/lending rates of zero percent. If fund expenses were included, the Fund’s performance would be lower than shown.

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As shown in Table 1 below, a Fund would be expected to lose 6.04% if their Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period widens to approximately 42.90%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, it is likely that a Fund would lose over 63.23% of its value even if the cumulative Index return for the year was only 0%.

In the charts below, areas shaded green represent those scenarios where a Fund with the investment objective described will outperform (i.e., return more than) the index performance times the stated multiple in the Fund’s investment objective; conversely areas shaded red represent those scenarios where the Fund will underperform (i.e., return less than) the index performance times the stated multiple in the Fund’s investment objective. These tables are intended to underscore the fact that the Funds are designed as short-term trading vehicles for investors who intend to actively monitor and manage their portfolios. They are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For additional information regarding correlation and volatility risk for the Funds, see “Effects of Compounding and Market Volatility Risk” in the prospectus.

Table 1 – 1X Bear Fund

One Year Index	-100% One Year Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	60%	148.55%	134.42%	95.28%	43.98%	-5.83%
-50%	50%	99.13%	87.77%	56.26%	15.23%	-24.77%
-40%	40%	66.08%	56.57%	30.21%	-4.08%	-37.57%
-30%	30%	42.43%	34.25%	11.56%	-17.98%	-46.76%
-20%	20%	24.67%	17.47%	-2.47%	-28.38%	-53.72%
-10%	10%	10.83%	4.44%	-13.28%	-36.52%	-58.79%
0%	0%	-0.25%	-6.04%	-22.08%	-42.90%	-63.23%
10%	-10%	-9.32%	-14.64%	-29.23%	-48.27%	-66.67%
20%	-20%	-16.89%	-21.75%	-35.24%	-52.72%	-69.67%
30%	-30%	-23.29%	-27.84%	-40.25%	-56.41%	-71.94%
40%	-40%	-28.78%	-33.01%	-44.63%	-59.81%	-74.32%
50%	-50%	-33.55%	-37.52%	-48.57%	-62.60%	-76.19%
60%	-60%	-37.72%	-41.51%	-51.96%	-65.19%	-78.12%

The foregoing tables are intended to isolate the effect of index volatility and index performance on the return of a Fund. The Fund’s actual returns may be significantly greater or less than the returns shown above as a result of any of factors discussed above or under “Effects of Compounding and Market Volatility Risk” in the Prospectus.

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INVESTMENT RESTRICTIONS

The Trust, on behalf of each Fund, has adopted the following investment policies which are fundamental policies that may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act. As defined by the 1940 Act, a “vote of a majority of the outstanding voting securities of the Fund” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Each Fund’s investment objective is a non-fundamental policy of the Fund. Non-fundamental policies may be changed by the Board without shareholder approval.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

Each Fund may not:

1.	Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.	Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3.	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	Except for any Fund that is “concentrated” in an industry or group of industries within the meaning of the 1940 Act, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

5.	Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

6.	Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts and other financial instruments.

7.	Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the “1933 Act in the disposition of restricted securities or other investment company securities.

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PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, Rafferty is responsible for decisions to buy and sell securities for each Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that a Fund may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer’s “spread,” the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

In effecting portfolio transactions for a Fund, Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available. With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to a Fund or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. Each Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and Rafferty from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty may use research and services provided to it by brokers in servicing all Funds; however, not all such services may be used by Rafferty in connection with a Fund. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty, this information and these services are of indeterminable value and would not reduce Rafferty’s investment advisory fee to be paid by a Fund.

Purchases and sales of U.S. government securities normally are transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

Aggregate brokerage commissions paid by each of the following Funds for the periods shown are set forth in the tables below.

Direxion Daily 7-10 Year Treasury Bear 1X Shares	Brokerage Fees Paid
March 23, 2011 - October 31, 2011	$1,791

Direxion Daily 20+ Year Treasury Bear 1X Shares	Brokerage Fees Paid
March 23, 2011 - October 31, 2011	$2,290

Direxion Daily Total Bond Market Bear 1X Shares	Brokerage Fees Paid
March 23, 2011 - October 31, 2011	$14,189

Direxion Daily Total Market Bear 1X Shares	Brokerage Fees Paid
June 15, 2011 - October 31, 2011	$3,249

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PORTFOLIO HOLDINGS INFORMATION

Disclosure of a Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. In addition, each Fund’s portfolio holdings will be made available on the Funds’ website at www.direxionshares.com each day the Funds are open for business.

The portfolio composition file (“PCF”) and the IOPV, which contain portfolio holdings information, is made available daily, including to the Funds’ service providers to facilitate the provision of services to the Funds and to certain other entities as necessary for transactions in Creation Units. Such entities may be limited to National Securities Clearing Corporation (“NSCC”) members, subscribers to various fee-based services, investors that have entered into an authorized participant agreement with the Distributor and the transfer agent or purchase Creation Units through a dealer that has entered into such an agreement (“Authorized Participants”), and other institutional market participants that provide information services. Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or through other fee-based services to NSCC members and/or subscribers to the fee-based services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market.

Daily access to the PCF file and IOPV is permitted to: (i) certain personnel of service providers that are involved in portfolio management and providing administrative, operational, or other support to portfolio management; (ii) Authorized Participants through NSCC, and (iii) other personnel of the Adviser and the Funds’ distributor, administrator, custodian and fund accountant who are involved in functions which may require such information to conduct business in the ordinary course.

From time to time, rating and ranking organizations such as Standard & Poor’s® and Morningstar®, Inc. may request complete portfolio holdings information in connection with rating a Fund. To prevent such parties from potentially misusing the complete portfolio holdings information, a Fund will generally only disclose such information no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.

In addition, the Funds’ President may grant exceptions to permit additional disclosure of the complete portfolio holdings information at differing times and with differing lag times to rating agencies and to the parties noted above, provided that (1) a Fund has a legitimate business purpose for doing so; (2) it is in the best interests of shareholders; (3) the recipient is subject to a confidentiality agreement; and (4) the recipient is subject to a duty not to trade on the nonpublic information. The Chief Compliance Officer shall report any disclosures made pursuant to this exception to the Board.

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MANAGEMENT OF THE TRUST

The Board of Trustees

The Trust is governed by its Board. The Board is responsible for and oversees the overall management and operations of the Trust and the Funds, which includes the general oversight and review of the Funds’ investment activities, in accordance with federal law and the law of the State of Delaware, as well as the stated policies of the Funds. The Board oversees the Trust’s officers and service providers, including Rafferty, which is responsible for the management of the day-to-day operations of the Funds based on policies and agreements reviewed and approved by the Board. In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers, including personnel from Rafferty, BNYM and Alaric Compliance Services, LLC (“Alaric”), and the Trust’s Chief Compliance Officer (“CCO”). The Board also is assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel and other professionals as appropriate.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and the Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds. Rafferty, as part of its responsibilities for the day-to-day operations of the Funds, is responsible for day-to-day risk management for the Funds. The Board, in the exercise of its reasonable business judgment performs its risk management oversight directly and, as to certain matters, through its committees (described below) and through the Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.

The Board has adopted, and periodically reviews, policies and procedures designed to address risks to the Trust and the Funds. In addition, under the general oversight of the Board, Rafferty and other service providers to the Funds have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Funds. Different processes, procedures and controls are employed with respect to different types of risks.

The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons. The CCO and senior officers of Rafferty, BNYM and Alaric regularly report to the Board on a range of matters, including those relating to risk management. The Board also regularly receives reports from Rafferty and BNYM with respect to the Funds’ investments. In addition to regular reports from these parties, the Board also receives reports regarding other service providers to the Trust, either directly or through Rafferty, BNYM, Alaric or the CCO, on a periodic or regular basis. At least annually, the Board receives a report from the CCO regarding the effectiveness of the Funds’ compliance program. Also, on an annual basis, the Board receives reports, presentations and other information from Rafferty in connection with the Board’s consideration of the renewal of each of the Trust’s agreements with Rafferty and the Trust’s distribution plan under Rule 12b-1 under the 1940 Act.

The CCO reports regularly to the Board on Fund valuation matters. In addition, the Audit Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Funds’ compliance program.

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Board Structure and Related Matters

Board members who are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”) constitute three-quarters of the Board. The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter approved by the Board that delineates the specific responsibilities of that committee. The Board has established three standing committees: the Audit Committee, the Nominating Committee and the Qualified Legal Compliance Committee. For example, the Audit Committee is responsible for specific matters related to oversight of the Funds’ independent auditors, subject to approval of the Audit Committee’s recommendations by the Board. The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Chairman of the Board is not an Independent Trustee and the Board has chosen not to have a lead Independent Trustee. However, the Board believes that its leadership structure, including its Independent Trustees and Board committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Funds, the number of Funds overseen by the Board, the arrangements for the conduct of the Funds’ operations, the number of Trustees, and the Board’s responsibilities. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Funds in the complex.

The Trust is part of the Direxion Family of Investment Companies, which is comprised of the 134 portfolios within the Trust, 28 portfolios within the Direxion Funds and 1 portfolio within Direxion Insurance Trust. The Independent Trustees constitute three-quarters of the Board of trustees of Trust.

The Board holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. During a portion of each in-person meeting, the Independent Trustees meet outside of management’s presence. The Independent Trustees may hold special meetings, as needed, either in person or by telephone.

The Trustees of the Trust are identified in the tables below, which provide information regarding their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust as of December 31, 2011. Each of the non-interested Trustees of the Trust also serve on the Board of the Direxion Funds and Direxion Insurance Trust, the other registered investment companies in the Direxion mutual fund complex. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(1) Age: 43	President Chairman of the Board of Trustees	One Year; Since 2008 Lifetime of Trust until removal or resignation; Since 2008	Managing Director of Rafferty, 1999-present.	134	None.

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Non-Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel J. Byrne Age: 67	Trustee	Lifetime of Trust until removal or resignation; Since 2008	President and Chief Executive Officer of Byrne Securities Florida Inc. (formerly, Byrne Securities Inc.), 1992-present.	163	None.

Gerald E. Shanley III Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	163	None.

John Weisser Age: 70	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	156	Director, Eclipse Funds (2 Funds), Eclipse Funds, Inc. (1 Fund); Director, The MainStay Funds Trust (28 Funds), The MainStay Funds (14 Funds), MainStay VP Fund Series (28 Funds).

(1)	Mr. O’Neill is affiliated with Rafferty. Mr. O’Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.
(2)

The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 28 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 55 of the 134 funds currently registered with the SEC.

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In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

Daniel J. Byrne: Mr. Byrne has extensive financial services and business experience as an executive at a securities broker-dealer firm, a partner in a hedge fund, and president and chief executive officer of a private corporation. He has served as a director of a civic organization. He also has multiple years of service as a Trustee.

Daniel D. O’Neill: Mr. O’Neill has extensive experience in the investment management business, including as managing director of Rafferty.

Gerald E. Shanley III: Mr. Shanley has audit experience and spent ten years in the tax practice of an international public accounting firm. He is a certified public accountant and has a JD degree. He has extensive business experience as the president of a closely held manufacturing company, a director of several closely held companies, a business and tax consultant and a trustee of a private investment trust. He has served on the boards of several charitable and not for profit organizations. He also has multiple years of service as a Trustee.

John Weisser: Mr. Weisser has extensive experience in the investment management business, including as managing director of an investment bank and a director of other registered investment companies. He also has multiple years of service as a Trustee.

Board Committees

The Trust has an Audit Committee, consisting of Messrs. Weisser, Byrne and Shanley. The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; and addressing any other matters regarding audits. The Audit Committee met two times during the Funds’ most recent fiscal year.

The Trust also has a Nominating Committee, consisting of Messrs. Weisser, Byrne and Shanley, each of whom is a disinterested member of the Board. The primary responsibilities of the nominating committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating Committee also evaluates and nominates Board member candidates. The Nominating Committee will consider nominees recommended by shareholders. Such recommendations should be in writing and addressed to a Fund with attention to the Nominating Committee Chair. The recommendations must include the following Preliminary Information regarding the nominee: (1) name; (2) date of birth; (3) education; (4) business professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance. The Nominating Committee did not meet during the Trust’s most recent fiscal year.

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Weisser, Byrne and Shanley. The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report (“Report”) made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the Trust’s most recent fiscal year.

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Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004. As of the date of this SAI, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill Age: 43	President	One Year; Since 2008	Managing Director of Rafferty, 1999-present.	134	N/A
	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008

Patrick J. Rudnick Age: 38	Principal Financial Officer and Treasurer	One Year; Since 2010	Vice President, U.S. Bancorp Fund Services, LLC (“USBFS”), since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

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Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Bernard “Bob” Frize Age: 43	Chief Compliance Officer	One Year; Since 2008	Director, Alaric Compliance Services, LLC September 2007 to present; Business Consultant, BusinessEdge Solutions January 2007 – June 2007; Associate Vice President, Pershing Adviser Solutions April 1996 – January 2007.	N/A	N/A

Angela Brickl Age: 35	Secretary	One Year; Since 2011	Vice President, Rafferty Asset Management, LLC, since October 2010; Summer Associate at Skadden, Arps, Slate, Meagher & Flom, LLP, May – Aug 2009; Summer Associate at Foley & Lardner, LLP May - August 2008; Vice President USBFS November 2003 – August 2007.	N/A	N/A

(1)	Each officer of the Trust holds office until his or her successor is elected and qualified or until his or her earlier death, inability to serve, removal or resignation.
(2)

The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 28 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 55 of the 134 funds currently registered with the SEC.

As of the calendar year ended December 31, 2011, no Trustee owns Shares of any Fund. The following table shows the amount of equity securities owned in the Direxion Family of Investment Companies by the Trustees as of the calendar year ended December 31, 2011:

Dollar Range of Equity Securities Owned:	Interested Trustee:	Non-Interested Trustees:
	Daniel D. O’Neill	Daniel J. Byrne	Gerald E. Shanley III	John Weisser
Aggregate Dollar Range of Equity Securities in the Direxion Family of Investment Companies(1)	Over $100,000	$0	$0	$0

(1)

The “Direxion Family of Investment Companies” consists of: (1) the Direxion Shares ETF Trust, which currently offers for sale to the public 55 of the 134 funds currently registered with the SEC; (2) Direxion Funds, which currently offers for sale to the public 28 funds; and (3) the Direxion Insurance Trust, which currently offers for sale to the public 1 fund.

The Trust’s Trust Instrument provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

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No officer, director or employee of Rafferty receives any compensation from the Funds for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust’s fiscal year ended October 31, 2011:

Name of Person, Position	Aggregate Compensation From the Funds(1)	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Family of Investment Companies Paid to the Trustees(2)
Interested Trustees
Daniel D. O’Neill	$0	$0	$0	$0
Disinterested Trustees
Daniel J. Byrne	$75,000	$0	$0	$95,000
Gerald E. Shanley III	$75,000	$0	$0	$95,000
John Weisser	$75,000	$0	$0	$95,000

(1)	Costs associated with Trustee compensation are allocated across the operational Funds based on the net assets of each Fund in the Trust.
(2)	For the fiscal year ended October 31, 2011 trustees’ fees and expenses in the amount of $225,000 were incurred by the Trust.

Principal Shareholders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.

As of January 31, 2012, the following shareholders were considered to be either a principal shareholder or control person of a Fund:

Direxion Daily Total Market Bear 1X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
Citigroup Global Markets Inc. 700 Red Brook Blvd., Suite 300 Owing Mills, MD 21117	Citigroup, Inc.	DE	89.30%

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
Deutsche Bank Securities, Inc./Cedar 5022 Gate Parkway, Suite 100 Jacksonville, FL 32256	Deutsche Bank Securities Inc.	DE	48.76%

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Name and Address	Parent Company	Jurisdiction	% Ownership
Credit Suisse Securities (USA) LLC C/O ADP Proxy Services 51 Mercedes Way Edgewood, NY 11717	N/A	N/A	18.60%

Goldman Sachs Execution Attn: Proxy Department 30 Hudson Street, 16th Floor Jersey City, NJ 07302-4699	N/A	N/A	16.65%

J.P. Morgan Chase Clearing, Corp. 3 Chase Metrotech Center, Proxy Dept. Brooklyn, NY 11245	N/A	N/A	5.30%

Direxion Daily 20+ Year Treasury Bear 1X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
Deutsche Bank Securities, Inc./Cedar 5022 Gate Parkway, Suite 100 Jacksonville, FL 32256	Deutsche Bank Securities Inc.	DE	39.44%

Credit Suisse Securities (USA) LLC C/O ADP Proxy Services 51 Mercedes Way Edgewood, NY 11717	N/A	N/A	19.90%

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016	N/A	N/A	11.05%

Goldman Sachs Execution Attn: Proxy Department 30 Hudson Street, 16th Floor Jersey City, NJ 07302-4699	N/A	N/A	11.81%

Merrill Lynch, Pierce, Fenner & Smith - SFKPG 101 Hudson Street, 8th Floor Jersey City, NJ 07302	N/A	N/A	5.65%

Merrill Lynch, Pierce, Fenner & Smith - SFKPG 101 Hudson Street, 9th Floor Jersey City, NJ 07302	N/A	N/A	5.25%

Direxion Daily Total Bond Market Bear 1X Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
Morgan Stanley & Co. LLC 901 South Bond Street, 6th Floor Baltimore, MD 21231	Morgan Stanley	NY	49.92%

Deutsche Bank Securities, Inc./Cedar 5022 Gate Parkway, Suite 100 Jacksonville, FL 32256	Deutsche Bank Securities Inc.	DE	30.70%

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Name and Address	Parent Company	Jurisdiction	% Ownership
Goldman Sachs Execution Attn: Proxy Department 30 Hudson Street, 16th Floor Jersey City, NJ 07302-4699	N/A	N/A	7.20%

J.P. Morgan Chase Clearing, Corp. 3 Chase Metrotech Center, Proxy Dept. Brooklyn, NY 11245	N/A	N/A	6.88%

In addition, as of January 31, 2012, the Trustees and officers as a group owned less than 1% of the outstanding shares of each Fund.

Investment Adviser

Rafferty Asset Management, LLC, 33 Whitehall Street, 10th Floor, New York, New York 10004, provides investment advice to the Funds. Rafferty was organized as a New York limited liability company in June 1997. Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.

Under an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of each Fund, and Rafferty dated August 13, 2008, Rafferty provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with or interested persons of Rafferty. The Trust bears all other expenses that are not assumed by Rafferty as described in the Prospectus. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, each Fund pays Rafferty 0.45% at an annual rate based on its average daily net assets, except the Direxion Daily Municipal Bond Taxable Bear 1X Shares which pays Rafferty at an annual rate of 0.75%.

Each Fund is responsible for its own operating expenses. Rafferty has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) through April 1, 2013, to the extent that they exceed 0.65% of the daily net assets of each Fund and 0.95% of the daily net assets for the Direxion Daily Municipal Bond Taxable Bear 1X Shares . This agreement may be terminated at any time at the discretion of the Board upon notice to the Adviser and without the approval of Fund shareholders. The agreement may be terminated by the Adviser only with the consent of the Board.

The Advisory Agreement was initially approved by the Trustees (including all non-interested Trustees) and Rafferty, as sole shareholder of each Fund in compliance with the 1940 Act. The Advisory Agreement with respect to each Fund will continue in force for an initial period of two years after the date of its approval. Thereafter, the Advisory Agreement will be renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or Rafferty.

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Direxion Daily Total Market Bear 1X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
June 15, 2011 – October 31, 2011	$7,075	$(47,971)

Direxion Daily 7-10 Year Treasury Bear 1X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
March 23, 2011 – October 31, 2011	$10,349	$(57,940)

Direxion Daily 20+ Year Treasury Bear 1X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
March 23, 2011 – October 31, 2011	$9,894	$(58,056)

Direxion Daily Total Bond Market 1X Shares	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Adviser
March 23, 2011 – October 31, 2011	$51,020	$(50,165)

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust and Rafferty have adopted Codes of Ethics. These codes permit portfolio managers and other access persons of a Fund to invest in securities that may be owned by a Fund, subject to certain restrictions.

Portfolio Managers

An investment team of Rafferty employees has the day-to-day responsibility for managing the Funds. The investment team generally decides the target allocation of each Fund’s investments and on a day-to-day basis, an individual portfolio manager executes transactions for the Funds consistent with the target allocation. The portfolio managers rotate among the Funds periodically so that no single portfolio manager is responsible for a specific Fund for extended periods of time. Paul Brigandi, each Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Funds.

In addition to the Funds, each member of the investment team manages the following other accounts as of October 31, 2011:

Accounts	Total Number of Accounts	Total Assets	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	80	$78.05 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$27.8 million	0	$0

Rafferty manages other accounts with investment objectives similar to that of the Funds. In addition, two or more Funds may invest in the same securities but the nature of each investment (long or short) may be opposite and in different proportions. Rafferty ordinarily executes transactions for a Fund “market-on-close,” in which Funds purchasing or selling the same security receive the same closing price.

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Rafferty has not identified any additional material conflicts between a Fund and other accounts managed by the investment team. However, the portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over and devote unequal time and attention to a Fund and other accounts. Another potential conflict could include the portfolio managers’ knowledge about size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. This could create potential conflicts of interest resulting in a Fund paying higher fees or one investment vehicle out performing another. The Adviser has established policies ad procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

The investment team’s compensation is paid by Rafferty. Their compensation primarily consists of a fixed base salary and a bonus. The investment team’s salary is reviewed annually and increases are determined by factors such as performance and seniority. Bonuses are determined by the individual performance of an employee including factors such as attention to detail, process, and efficiency, and are impacted by the overall performance of the firm. The investment team’s salary and bonus are not based on a Fund’s performance and as a result, no benchmarks are used. Along with all other employees of Rafferty, the investment team may participate in the firm’s 401(k) retirement plan where Rafferty may make matching contributions up to a defined percentage of their salary.

The members of the investment team do not own any shares of the Funds as of October 31, 2011.

Proxy Voting Policies and Procedures

The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by a Fund as part of their investment advisory services, subject to the supervision and oversight of the Board. The Proxy Voting Policies of Rafferty are attached as Appendix B. Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of a Fund and their shareholders, taking into account the value of a Fund’s investments.

More Information. The actual voting records relating to portfolio securities for future 12-month periods ending June 30 will be available without charge, upon request by calling toll-free, 1-866-476-7523 or by accessing the SEC’s website at www.sec.gov.

Fund Administrator, Index Receipt Agent, Fund Accounting Agent, Transfer Agent and Custodian

The Bank of New York Mellon, One Wall Street, New York, New York 10286, serves as the Funds’ transfer agent, administrator, custodian and index receipt agent. Rafferty also performs certain administrative services for the Funds.

Pursuant to a Fund Administration and Accounting Agreement between the Trust and BNYM, BNYM provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. As compensation for the administration and management services, the Trust pays BNYM a fee based on the Trust’s total average daily net assets of 0.04% on net assets, with a minimum annual complex fee of approximately $200,000. For the accounting services, the Trust pays BNYM a fee based on the Trust’s total average daily net assets of 0.03% and a minimum annual complex fee of approximately $160,000. BNYM also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

The amount of fees paid by the Trust pursuant to the agreement for the periods shown is set forth in the table below.

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Fees paid to the Administrator and Fund Accounting Agent
Year Ended October 31, 2011	$4,393,751
Year Ended October 31, 2010	$2,970,233
Year Ended October 31, 2009	$1,493,171

Pursuant to a Custodian Agreement, BNYM serves as the custodian of a Fund’s assets. The custodian holds and administers the assets in a Fund’s portfolios. Pursuant to the Custody Agreement, the custodian receives an annual fee based on the Trust’s total average daily net assets of 0.0075% and certain settlement charges. The custodian also is entitled to certain out-of-pocket expenses.

The amount of fees paid by the Trust pursuant to the agreement for the periods shown is set forth in the table below.

Fees paid to the Custodian
Year Ended October 31, 2011	$1,037,907
Year Ended October 31, 2010	$875,434
Year Ended October 31, 2009	$373,360

Distributor

Foreside Fund Services, LLC, located at 3 Canal Plaza, Suite 100, Portland, Maine 04101, serves as the distributor (“Distributor”) in connection with the continuous offering of each Fund’s shares. The Distributor is a broker-dealer registered with the SEC under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. The Trust offers Shares of the Funds for sale through the Distributor in Creation Units, as described below. The Distributor will not sell or redeem Shares in quantities less than Creation Units. The Distributor will deliver a Prospectus to persons purchasing Creation Units and will maintain records of Creation Unit orders placed and confirmations furnished by it. Pursuant to a written agreement, the Adviser pays the Distributor for distribution-related services.

Distribution and Service Plan

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Rule 12b-1 Distribution and Service Plan (“Rule 12b-1 Plan”) pursuant to which each Fund may pay certain expenses incurred in the distribution of its shares and the servicing and maintenance of existing shareholder accounts. The Distributor, as the Funds’ principal underwriter, and Rafferty may have a direct or indirect financial interest in the Plan or any related agreement. Pursuant to the Rule 12b-1 Plan, each Fund may pay a fee of up to 0.25% of the Fund’s average daily net assets. No Rule 12b-1 fee is currently being charged to any of the Funds.

The Plan was approved by the Board, including a majority of the non-interested Trustees of the Funds. In approving each Plan, the Trustees determined that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plans and the purpose for which such expenditures were made.

The Plan permits payments to be made by each Fund to the Distributor or other third parties for expenditures incurred in connection with the distribution of Fund shares to investors and the provision of certain shareholder services. The distributor or other third parties are authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of each Fund. In addition, the Plan authorizes payments by each Fund to the Distributor or other third parties for the cost related to selling or servicing efforts, preparing, printing and distributing Fund prospectuses, statements of additional information, and shareholder reports to investors.

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Independent Registered Public Accounting Firm

Ernst & Young LLP (“E&Y”), 5 Times Square New York, New York, 10036 is the independent registered public accounting firm for the Trust. The Financial Statements of the Funds for the fiscal year ended October 31, 2011 that had commenced operations, have been audited by E&Y, which is given upon their authority as experts in accounting and auditing. The Financial Statements of the Funds for the fiscal year ended October 31, 2011 are incorporated by reference from the Funds’ Annual Report dated October 31, 2011.

Legal Counsel

The Trust has selected K&L Gates LLP, 1601 K Street, N.W., Washington, DC 20006, as its legal counsel.

DETERMINATION OF NET ASSET VALUE

A Fund’s share price is known as its NAV. Each Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time, each day the NYSE is open for business (“Business Day.”) The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The NYSE may close early on the business day before each of these holidays and on the day after Thanksgiving Day. NYSE holiday schedules are subject to change without notice.

On days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, the Fixed Income Funds do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Funds calculate its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern Time, rather than the close of regular trading on the NYSE.

If the exchange or market on which the other Funds’ investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated. The value of a Fund’s assets that trade in markets outside the United States or in currencies other than the U.S. dollar may fluctuate when foreign markets are open but the Funds are not open for business.

A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ Global Market® (“NASDAQ®”) for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ® each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern time, unless that price is outside the range of the “inside” bid and asked prices’ in that case, NASDAQ® will adjust the price to equal the inside bid or asked price, whichever is closer. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.

When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value by procedures as adopted by the Board.

For purposes of determining NAV per share of a Fund, options and futures contracts are valued at the last sales prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the last sale price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the last sale price for a like option acquired on the day on which the option is being valued. A last sale price may not be used for the foregoing purposes if the market makes a limited move with respect to a particular instrument.

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For valuation purposes, quotations of foreign securities or other assets denominated in foreign currencies are translated to U.S. dollar equivalents using the net foreign exchange rate in effect at the close of the stock exchange in the country where the security is issued. Short-term debt instruments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. If the Board determines that the amortized cost method does not represent the fair value of the short-term debt instrument, the investment will be valued at fair value as determined by procedures as adopted by the Board. U.S. government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service (“Pricing Service”).

OTC securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-distribution date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of a Fund are valued at fair value.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on April 23, 2008, and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. The Board may designate additional series of beneficial interest and classify Shares of a particular series into one or more classes of that series.

All Shares of the Trust are freely transferable. The Shares do not have preemptive rights or cumulative voting rights, and none of the Shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Shares have equal voting rights, except that, in a matter affecting a particular series or class of Shares, only Shares of that series of class may be entitled to vote on the matter. Trust shareholders are entitled to require the Trust to redeem Creation Units of their Shares. The Trust Instrument confers upon the Broad of Trustees the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares of the Trust to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the applicable Fund.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of Funds’ shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

The Trust Instrument disclaims liability of the shareholders of the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification from the Trust’s property for all loss and expense of any Fund shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.

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If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Book Entry Only System

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, Inc., the AMEX and the Financial Industry Regulatory Authority. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

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Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants an the Indirect Participants and Beneficial owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange. The Trust will not make the DTC book-entry Dividend Reinvestment Service available for use by Beneficial Owners for reinvestment of their cash proceeds but certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.

PURCHASES AND REDEMPTIONS

The Trust issues and redeems Shares of each Fund only in aggregations of Creation Units. The number of Shares of a Fund that constitute a Creation Unit for each Fund and the value of such Creation Unit is 50,000 and $3,000,000, respectively.

See “Purchase and Issuance of Shares in Creation Units” and “Redemption of Creation Units” below. The Board reserves the right to declare a split or a consolidation in the number of Shares outstanding of any Fund, and may make a corresponding change in the number of Shares constituting a Creation Unit, in the event that the per Shares price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board for any other reason.

Purchase and Issuance of Creation Units

The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day (as defined above), of an order in proper form.

Creation Units of Shares may be purchased only by or through an Authorized Participant. Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available an amount of cash sufficient to pay the Balancing Amount and the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Balancing Amount. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units of Shares may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor.

Creation Units also will be sold only for cash (“Cash Purchase Amount”) for the Funds. Creation Units are sold at their net asset value, plus a transaction fee, as described below.

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Purchases Through the Manual Clearing Process

All Creation Unit purchases of the Funds will be settled outside a clearing process for cash equal to the Creation Unit’s NAV (“Cash Purchase Amount”). Purchase orders effected are likely to require transmittal by the Authorized Participant earlier on the Transmittal Date than orders effected using the a clearing process. Those persons placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve System (for cash and U.S. government securities) by contacting the operations department of the broker or depository institution effectuating such transfer of the Cash Purchase Amount.

Rejection of Purchase Orders

The Trust reserves the absolute right to reject a purchase order transmitted to it by the Distributor in respect of any Fund if (a) the purchaser or group of purchasers, upon obtaining the shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (b) the Deposit Securities delivered are not as specified by Rafferty and Rafferty has not consented to acceptance of an in-kind deposit that varies from the designated Deposit Securities; (c) acceptance of the purchase transaction order would have certain adverse tax consequences to the Fund; (d) the acceptance of the purchase transaction order would, in the opinion of counsel, be unlawful; (e) the acceptance of the purchase transaction order would otherwise, in the discretion of the Trust or Rafferty, have an adverse effect on the Trust or the rights of beneficial owners; (f) the value of a Cash Purchase Amount, or the value of the Balancing Amount to accompany an in-kind deposit exceed a purchase authorization limit extended to an Authorized Participant by the custodian and the Authorized Participant has not deposited an amount in excess of such purchase authorization with the custodian by 4:00 p.m. Eastern Time on the Transmittal Date; or (g) in the event that circumstances outside the control of the Trust, the Distributor and Rafferty make it impractical to process purchase orders. The Trust shall notify a prospective purchaser of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of purchase transaction orders nor shall either of them incur any liability for the failure to give any such notification.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor on any Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of Shares. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

Placement of Redemption Orders Outside a Clearing Process

Orders to redeem Creation Units of Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Authorized Participant Agreement and, for the Fixed Income Funds, has the ability to transact through the Federal Reserve System. A DTC Participant who wishes to place an order for redemption of Creation Units of a Fund to be effected need not be an Authorized Participant, but such orders must state that the DTC Participant is not using a clearing process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC or the Federal Reserve System (for cash and U.S. government securities). A redemption order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent's automated system, telephone, facsimile or other means permitted under the Authorized Participant Agreement, in order to receive that day's NAV per Share. All other procedures set forth in the Authorized Participant Agreement must be followed in order for you to receive the NAV determined on that day. The order must be accompanied or preceded by the requisite number of Shares of Funds specified in such order, which delivery must be made through DTC or the Federal Reserve System to the Custodian by the third Business Day following such Transmittal Date (“DTC Cut-Off Time”); and (iii) all other procedures set forth in the Authorized Participant Agreement must be properly followed.

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The redemption proceeds for a Creation Unit of a Fund will consist solely of cash in an amount equal to the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, less the redemption transaction fee described below (“Cash Redemption Amount”).

In certain instances, Authorized Participants may create and redeem Creation Unit aggregations of the same Fund on the same trade date. In this instance, the Trust reserves the right to settle these transactions on a net basis.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Regular Foreign Holidays

The Funds generally intend to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus three Business Days (i.e., days on which the national securities exchange is open). The Funds may effect deliveries of Creation Units and portfolio securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement periods. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the international funds, in certain circumstances. The holidays applicable to the international funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the funds. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future.

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The dates in calendar year 2012 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

2012
Argentina	Australia	Austria	Belgium	Brazil	Chile
January 1	January 1	January 1	January 1	January 1	January 1
April 2	January 2	January 6	April 8	February 20	April 6
April 6	January 26	April 9	April 9	February 21	April 7
April 8	April 6	May 1	May 1	April 6	April 8
May 1	April 9	May 17	May 17	April 21	May 1
May 25	June 11	May 28	May 28	May 1	May 21
June 18	August 6	June 7	July 21	June 7	July 2
July 9	October 1	August 15	August 15	September 7	July 16
August 20	December 25	October 26	November 1	October 12	August 15
October 15	December 26	November 1	November 11	November 2	September 18
December 8		December 8	December 25	November 15	September 19
December 25		December 25		December 25	October 15
		December 26			November 1
November 2
December 8
December 25

China	Colombia	Czech Republic	Egypt	Finland	France
January 23	January 1	January 1	January 1	January 6	May 1
January 24	January 9	April 25	January 7	April 6	December 25
January 25	March 19	May 1	April 15	April 9	December 26
January 26	April 5	May 8	April 16	May 1
January 27	April 6	July 5	April 25	May 17
February 23	May 1	July 6	May 1	June 22
February 24	May 21	September 28	June 16	December 6
April 4	June 11	October 28	July 1	December 24
May 1	June 18	November 17	July 23	December 26
October 1	July 2	December 24	August 20	December 31
October 2	July 20	December 25	August 21
October 3	August 7	December 26	August 22
	August 20		October 6
	October 15		October 26
	November 5		October 27
	November 12		October 28
	December 8		October 29
	December 25		November 15
December 5

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Germany	Greece	Hong Kong	Hungary	India	Indonesia
January 1	January 6	January 2	January 1	April 6	January 1
April 6	February 20	January 23	March 14	April 14	August 17
April 9	April 6	January 24	March 15	May 1	December 25
May 1	April 9	January 25	March 28	August 15
May 17	May 1	April 4	May 1	December 25
May 28	May 28	April 6	May 16
June 7	August 15	April 7	August 20
October 3	December 25	April 9	October 23
November 1	December 26	April 28	October 31
December 25		May 1	November 1
December 26		June 23	December 25
		July 2	December 26
October 1
October 2
October 23
December 25
December 26

Ireland	Israel	Italy	Japan	Malaysia	Mexico
January 1	March 8	January 1	January 2	January 1	January 1
March 17	April 6	January 6	January 3	January 2	February 6
April 6	April 7	April 1	January 9	January 23	March 19
April 9	April 8	April 6	February 11	January 24	April 5
May 7	April 13	April 8	March 20	February 1	April 6
June 4	April 25	April 9	April 30	February 5	May 1
August 1	April 26		May 3	February 6	May 5
October 29	May 26	May 1	May 4	February 7	September 16
December 25	May 27	July 15	May 5	May 1	November 2
December 26	May 28	November 1	July 16	May 5	November 19
	July 29	December 8	September 17	June 2	December 1
	September 16	December 24	September 22	August 19	December 12
	September 17	December 25	October 8	August 20	December 25
	September 18	December 26	November 3	August 21
	September 25	December 31	November 23	August 31
	September 26		December 24	September 16
	September 30		December 31	September 17
	October 1			October 26
	October 2			November 13
	October 8			November 15
	October 9			December 25
December 8

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The Netherlands	New Zealand	Peru	The Philippines	Portugal	Russia
January 1	January 2	January 1	January 1	April 6	January 1
April 6	January 3	April 5	April 5	April 9	January 2
April 9	January 23	April 6	April 6	May 1	January 3
April 30	January 30	May 1	April 9	December 25	January 4
May 17	February 6	June 29	May 1	December 26	January 5
May 28	April 6	July 28	June 12		January 6
December 25	April 9	July 29	August 26		January 7
December 26	April 25	August 30	November 1		January 9
	June 4	October 8	November 30		February 23
	October 22	November 1	December 25		March 8
	December 25	December 8	December 30		March 9
	December 26	December 25	December 31		April 30
May 1
May 9
June 9
June 11
June 12
November 5
December 29
December 31

Singapore	South Africa	South Korea	Spain	Sweden	Switzerland
January 1	January 1	January 1	January 1	January 1	January 2
January 2	January 2	January 23	January 6	January 6	April 6
January 23	March 21	January 24	March 19	April 6	April 9
January 24	April 6	March 1	April 6	April 9	May 17
April 6	April 9	April 11	April 9	May 1	May 28
May 1	April 27	May 1	May 1	May 17	August 1
May 5	May 1	May 5	August 15	June 6	December 25
August 9	June 16	May 28	October 12	June 22	December 26
August 19	August 9	June 6	November 1	December 24
August 20	September 24	August 15	December 6	December 25
October 26	December 17	September 30	December 8	December 26
November 13	December 25	October 1	December 25	December 31
December 25	December 26	October 3	December 26
December 19
December 25

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Taiwan	Thailand	Turkey	United Kingdom
January 1	January 2	January 1	January 2
January 22	March 7	May 19	April 6
January 23	April 6	August 30	April 9
January 24	April 13	October 29	May 7
January 25	April 16		June 4
January 26	May 1		June 5
January 27	May 7		August 27
February 4	June 4		December 25
February 27	August 2		December 26
February 28	August 13
March 3	October 23
April 4	December 5
May 1	December 10
June 23	December 31
September 30
October 10
December 22
December 31

Redemption

The longest redemption cycle for the international funds is a function of the longest redemption cycles among the countries whose stocks comprise the international funds. In the calendar year 2011*, the dates of the regular holidays affecting the following securities markets present the worst-case redemption cycle for the international funds is as follows:

2012*

Country	Redemption Request Date	Redemption Settlement Date	Settlement Period
China	Jan. 18, 2012 Jan. 19, 2012 Jan. 20, 2012 Feb. 20, 2012 Feb. 21, 2012 Sept. 24, 2012 Sept. 25, 2012	Jan. 30, 2012 Jan. 30, 2012 Jan. 30, 2012 Feb. 27, 2012 Feb. 27, 2012 Oct. 4, 2012 Oct. 5, 2012	12 11 10 7 6 10 10

Egypt	Aug. 15, 2012 Aug. 16, 2012 Aug. 17, 2012	Aug. 23, 2012 Aug. 23, 2012 Aug. 23, 2012	8 7 6

Hong Kong	Jan. 18, 2012 Jan. 19, 2012 Jan. 20, 2012	Jan. 26, 2012 Jan. 26, 2012 Jan. 26, 2012	8 7 6

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Israel	Sept. 12, 2012 Sept. 13, 2012 Sept. 14, 2012 Sept. 20, 2012 Sept. 21, 2012	Sept. 19, 2012 Sept. 19, 2012 Sept. 19, 2012 Sept. 27, 2012 Sept. 27, 2012	7 6 5 7 6

Japan	Dec. 28, 2011 Dec. 29, 2011 Dec. 30, 2011 April 27, 2012 May 1, 2012 May 2, 2012	Jan. 4, 2012 Jan. 4, 2012 Jan. 4. 2012 May 7, 2012 May 7, 2012 May 7, 2012	7 6 5 10 6 5

Malaysia	Jan. 31, 2012 Feb. 2, 2012 Feb. 3, 2012	Feb. 8, 2012 Feb. 8, 2012 Feb. 8, 2012	8 6 5

Russia	Dec. 28, 2011 Dec. 29, 2011 Dec. 30, 2011 Mar. 5, 2012 Mar. 6, 2012 Mar. 7, 2012 June 6, 2012 June 7, 2012 June 8, 2012	Jan. 10, 2012 Jan. 10, 2012 Jan. 10, 2012 Mar. 12, 2012 Mar. 12, 2012 Mar. 12, 2012 June 13, 2012 June 13, 2012 June 13, 2012	13 12 11 7 6 5 7 6 5

South Korea	Jan. 18, 2012 Jan. 19, 2012 Jan. 20, 2012	Jan. 25, 2012 Jan. 25, 2012 Jan. 25, 2012	7 6 5

Taiwan	Jan. 18, 2012 Jan. 19, 2012 Jan. 20, 2012	Jan. 30, 2012 Jan. 30, 2012 Jan. 30, 2012	12 11 10

*	Settlement dates in the table above have been confirmed as of 11/1/2011. Holidays are subject to change without further notice.

Transaction Fees

Transaction fees are imposed as set forth in the table in the Prospectus. Transaction Fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units of Shares. There is a fixed and a variable component to the total Transaction Fee. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee based upon the value of each Creation Unit also is applicable to each redemption transaction.

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Purchasers of Shares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The purchase transaction fees for in-kind purchases and cash purchases (when available) are listed in the table below. Investors will also bear the costs of transferring securities from the Fund to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. In addition, Rafferty may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the Securities Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under Securities Act Rule 153 a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Fund’s prospectus is available at the national securities exchange on which the Shares of such Fund trade upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions.

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DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and other Distributions

As stated in the Prospectus, each Fund pays out dividends to its shareholders from its net investment income at least annually. A Fund also distributes its net short-term capital gain, if any, annually but may make more frequent distributions thereof if necessary to avoid income or excise taxes. Each Fund may realize net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) and thus anticipates annual distributions thereof. The Trustees may revise this dividend policy, or postpone the payment of dividends, if a Fund has or anticipates any large unexpected expense, loss or fluctuation in net assets that, in the Trustees' opinion, might have a significant adverse effect on its shareholders.

Investors should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution (with the tax consequences described in the Prospectus).

Taxes

Regulated Investment Company Status. Each Fund is treated as a separate corporation for federal tax purposes and intends to qualify as a RIC. If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, it will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss (“short-term capital gain”), and net gains and losses from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) and net capital gain it distributes to its shareholders for that year.

To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies, and (b) net income from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) securities (other than U.S. government securities or the securities of other RICs) of any one issuer, (ii) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (iii) securities of one or more QPTPs (collectively, “Diversification Requirements”). The Internal Revenue Service (“IRS”) has ruled that income from a derivative contract on a commodity index generally is not qualifying income for purposes of the Income Requirement.

Although each Fund intends to satisfy all the foregoing requirements, there is no assurance that a Fund will be able to do so. The investment by a Fund primarily in options and futures positions entails some risk that it might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation the Funds use, pursuant to which each of them would expect to be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the IRS, which might apply a different method resulting in disqualification of one or more of the Funds.

If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) its taxable income, including net capital gain, would be taxed at corporate income tax rates (up to 35%), (2) it would not receive a deduction for the distributions it makes to its shareholders, and (3) the shareholders would treat all those distributions, including

58

distributions of net capital gain, as dividends (that is, ordinary income, except for the part of those dividends that is “qualified dividend income” (described in the Prospectus) (“QDI”) if certain holding period and other requirements are met) to the extent of the Fund’s earnings and profits; those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances. In addition, the Fund would be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

Excise Tax. Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Income from Foreign Securities. Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest, or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders.

Each Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals’ QDI.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain — which the Fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax — even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the PFIC’s stock over a Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund’s adjusted basis in each PFIC’s stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Derivatives Strategies. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures, and forward contracts a Fund derives with respect to its business of investing in securities or

59

foreign currencies, will be treated as qualifying income under the Income Requirement. Each Fund will monitor its transactions, make appropriate tax elections, and make appropriate entries in its books and records when it acquires any foreign currency, option, futures contract, forward contract, or hedged investment to mitigate the effect of these rules, prevent its disqualification as a RIC, and minimize the imposition of federal income and excise taxes.

Some futures contracts (other than “securities futures contracts,” as defined in Code section 1234B(c)), foreign currency contracts, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) in which a Fund invests may be subject to Code section 1256 (collectively “section 1256 contracts”). Section 1256 contracts that a Fund holds at the end of its taxable year must be “marked to market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it. A Fund may elect not to have the foregoing rules apply to any “mixed straddle” (that is, a straddle, which the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options, futures, and forward contracts in which a Fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures, and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the call option. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis in the subject securities or futures contract.

If a Fund has an “appreciated financial position” — generally, an interest (including an interest through an option, futures, or forward contract or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss

60

regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

Income from Zero-Coupon and Payment-in-Kind Securities. A Fund may acquire zero-coupon or other securities (such as strips) issued with original issue discount (“OID”). As a holder of those securities, a Fund must include in its gross income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, a Fund must include in its gross income securities it receives as “interest” on payment-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Income from Zero-Coupon and Payment-in-Kind Securities. A Fund may acquire zero-coupon or other securities (such as strips) issued with original issue discount (“OID”). As a holder of those securities, a Fund must include in its gross income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, a Fund must include in its gross income securities it receives as “interest” on payment-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Income from REITs. A Fund may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits (“REMICs”) or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (“TMPs”) or have a qualified REIT subsidiary that is a TMP. A portion of the net income allocable to REMIC residual interest holders may be an “excess inclusion.” The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs. Although those regulations have not yet been issued, the U.S. Treasury Department and the Service issued a notice in 2006 (“Notice”) announcing that, pending the issuance of further guidance, the Service would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” (i.e., governmental units and tax-exempt entities that are not subject to the unrelated business income tax) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, individual retirement accounts, and public charities) constitutes unrelated business taxable income to them.

A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record shareholders that are” after “its” in clause (4)). The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that, (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from a REIT the excess inclusion income of which exceeded 3% of the REIT’s dividends. No Fund will invest directly in REMIC residual interests, and no Fund intends to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

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The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Funds. No attempt is made to present a complete explanation of the federal tax treatment of the Funds’ activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to a Fund and to distributions therefrom.

FINANCIAL STATEMENTS

The Funds’ financial statements for the period ended October 31, 2011, are incorporated herein by reference from the Funds’ Annual Report to Shareholders dated October 31, 2011. To receive a copy of the Prospectus or Annual or Semi-Annual Report to shareholders, without charge, write to or call the Trust at the address or telephone number listed above.

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APPENDIX A

Description of Corporate Bond Ratings

Moody’s Investors Service and Standard and Poor’s Corporation are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus and this SAI.

Moody’s Investors Service – Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Generally, investment-grade debt securities are those rated Baa3 or better by Moody’s.

Standard and Poor’s – Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

A-1

AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note: Plus (+) or minus (-). The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Generally, investment-grade debt securities are those rated BBB or better by Standard & Poor’s.

A-2

APPENDIX B

Direxion Shares ETF Trust

Proxy Voting Policies and Procedures

Recognizing the increased scrutiny that both institutions and corporations are under, it is important to have corporate governance that appreciates the importance of consistently applied policy guidelines that are aligned with investors’ views on key issues. With this in mind we currently use ISS’s proxy voting service to execute ballots on behalf of the Direxion Shares ETF Trust (collectively, the “Trust”). ISS prepares custom research and votes per their recommendation. If we agree with their recommendation, no action is required. However, we retain the right and ability to override the vote if you disagree with ISS’s vote recommendation.

I.	Duty to Vote Proxies

Rafferty Asset Management, LLC (“Rafferty”) views seriously its responsibility to exercise voting authority over securities that are owned by the Trust.

To document that proxies are being voted, ISS (on behalf of the Trust) will maintain a record reflecting when and how each proxy is voted consistent with the requirements of Rule 206(4)-6 under the Investment Advisors Act of 1940 and other applicable regulations. Rafferty will make its proxy voting history and policies and procedures available to shareholders upon request.

II.	Guidelines for Voting Proxies

Rafferty generally follows the recommendations of ISS’s proxy voting guidelines as outlined below. Proxy proposals are considered on their own merits and a determination is made as to support or oppose management’s recommendation. Rafferty will typically accept ISS’s recommendations on social issues as it does not have the means to evaluate the economic impact of such proposals, or determine a consensus among shareholders’ social or political viewpoints.

III.	Review and Compliance

It is Rafferty’s responsibility to oversee ISS’s proxy voting to ensure compliance and timely reporting to US Bank. Reports are verified monthly through ISS’s Votex website. ISS provides US Bank with the NP-X file covering the period from July 1st through June 30th of the following year. US Bank files the NP-X with the SEC on the Trust’s behalf. These records are maintained for five years and the previous two years proxy voting records can be accessed by contacting US Bank.

Below is a summary outlining ISS’s US Proxy Voting Guidelines.

1. Auditors

Ratifying Auditors

Vote FOR proposals to ratify auditors, unless:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or

•	Fees for non-audit services are excessive.

B-1

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

•	Composition of the board and key board committees;

•	Attendance at board and committee meetings;

•	Corporate governance provisions and takeover activity;

•	Disclosures under Section 404 of the Sarbanes-Oxley Act;

•	Long-term company performance relative to a market and peer index;

•	Extent of the director’s investment in the company;

•	Existence of related party transactions;

•	Whether the chairman is also serving as CEO;

•	Whether a retired CEO sits on the board;

•	Number of outside boards at which a director serves.

WITHHOLD from individual directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own (withhold only at their outside boards).

WITHHOLD from the entire board (except for new nominees, who should be considered on a CASE-BY-CASE basis) if:

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

•

The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;

•	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

•	A Russell 3000 company underperformed its industry group (GICS group). The test will consist of the bottom performers within each industry group.

WITHHOLD from inside directors and affiliated outside directors when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;

B-2

•	A material weakness identified in the Section 404 disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.

WITHHOLD from the members of the Compensation Committee if:

•	There is a negative correlation between chief executive pay and company performance;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has poor compensation practices.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.);

•	Two-thirds independent board;

•	All-independent key committees;

•	Established governance guidelines;

•	The company does not under-perform its peers.

Majority Vote Shareholder Proposals

Generally vote FOR reasonably crafted shareholders proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections). Consider voting AGAINST the shareholder proposal if the company has adopted a formal corporate governance policy that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

At a minimum, a company’s policy should articulate the following elements to adequately address each director nominee who fails to receive an affirmative of majority of votes cast in an election:

•	Established guidelines disclosed annually in the proxy statement concerning the process to follow for nominees who receive majority withhold votes;

•	The policy needs to outline a clear and reasonable timetable for all decision-making regarding the nominee’s status;

•	The policy needs to specify that the process of determining the nominee’s status will be managed by independent directors and must exclude the nominee in question;

•	An outline of a range of remedies (for example, acceptance of the resignation, maintaining the director but curing the underlying causes of the withheld votes, etc.);

B-3

•

The final decision on the nominee’s status should be promptly disclosed via an SEC filing. The policy needs to include the timeframe for disclosure and require a full explanation of how the decision was reached.

In addition, the company should articulate to shareholders why its policy is the best structure for demonstrating accountability to shareholders.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

4. Takeover Defenses

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20 percent trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

B-4

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

For mergers and acquisitions, evaluate the proposed transaction based on these factors:

•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?

•	Market reaction - How has the market responded to the proposed deal?

•	Strategic rationale - Does the deal make sense strategically? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.

•	Negotiations and process - Were the terms of the transaction negotiated at arm's length? Was the process fair and equitable?

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests.

•	Governance - Will the combined company have a better or worse governance profile than the parties to the transaction?

6. State of Incorporation

Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain. In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company’s ongoing use of shares has shown prudence.

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

B-5

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock). Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote FOR proposals to create “de-clawed” blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the plan if:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options without prior shareholder approval;

•	There is a disconnect between CEO pay and the company’s performance;

•	The company’s three year burn rate exceeds the greater of 2 percent and the mean plus 1 standard deviation of its industry group; or

•	The plan is a vehicle for poor pay practices.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation plan are met and disclosed in the proxy statement:

•	Stock ownership guidelines with a minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period:

•	A minimum vesting of three years for stock options or restricted stock; or

•	Deferred stock payable at the end of a three-year deferral period.

•	A balanced mix between cash and equity. If the mix is heavier on equity, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

•	No retirement/benefits and perquisites for non-employee directors; and

•	A table with a detailed disclosure of the cash and equity compensation for each non-employee director for the most recent fiscal year.

Disclosure of CEO Compensation-Tally Sheet

Companies should provide better and more transparent disclosure related to CEO pay. Consider withhold votes in the future from the compensation committee and voting against equity plans if compensation disclosure is not improved and a tally sheet is not provided.

Employee Stock Purchase Plans—Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR plans if:

•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is ten percent or less of the outstanding shares.

B-6

Employee Stock Purchase Plans—Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR plans with:

•	Broad-based participation (i.e., all employees with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution (a fixed dollar amount or a percentage of base salary);

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Option Exchange Programs/Re-pricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration historic trading patterns, rationale for the re-pricing, value-for-value exchange treatment of surrendered options, option vesting, term of the option, exercise price and participation. Vote FOR shareholder proposals to put option re-pricing to a shareholder vote.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include:

•	A trigger beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

•

Change-in-control payments should be double-triggered, i.e., (1) after a change in the company’s ownership structure has taken place, and (2) termination of the executive as a result of the change in control.

9. Corporate Responsibility

Animal Rights

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

•	The company has been the subject of recent, significant controversy related to its testing programs.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards.

Drug Pricing and Re-importation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

•	The existing level of disclosure on pricing policies;

•	Deviation from established industry pricing norms;

•	The company’s existing initiatives to provide its products to needy consumers;

•	Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed.

B-7

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

Genetically Modified Foods

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Tobacco

Most tobacco-related proposals (such as on second-hand smoke, advertising to youth and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

Toxic Chemicals

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals.

Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

Arctic National Wildlife Refuge

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

•	New legislation is adopted allowing development and drilling in the ANWR region;

•	The company intends to pursue operations in the ANWR; and

•	The company has not disclosed an environmental risk report for its ANWR operations.

Concentrated Area Feeding Operations (CAFOs)

Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:

•	The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

•	The company does not directly source from CAFOs.

Global Warming and Kyoto Protocol Compliance

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

•	The company does not maintain operations in Kyoto signatory markets;

•	The company already evaluates and substantially discloses such information; or,

•	Greenhouse gas emissions do not significantly impact the company’s core businesses.

Political Contributions

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: any recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

B-8

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

Outsourcing/Offshoring

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report; and the existence of a publicly available code of corporate conduct that applies to international operations.

Human Rights Reports

Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

10. Mutual Fund Proxies

Election of Directors

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.

Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the solicitation expenses.

Terminate the Investment Advisor

Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:

•	Performance of the fund’s net asset value;

•	The fund’s history of shareholder relations;

•	The performance of other funds under the advisor’s management.

B-9

DIREXION SHARES ETF TRUST

PROSPECTUS

33 Whitehall Street, 10th Floor	New York, New York 10004	866-476-7523

DOMESTIC EQUITY INDEX FUNDS
Direxion All Cap Insider Sentiment Shares (KNOW)
Direxion Large Cap Insider Sentiment Shares (INSD)
Direxion Primary Tactical Advantage Shares
Direxion S&P 1500® RC Volatility Response Shares (VSPR)
Direxion S&P 600® RC Volatility Response Shares
Direxion S&P 500® RC Volatility Response Shares (VSPY)
INTERNATIONAL FUNDS
Direxion S&P Latin America 40 RC Volatility Response Shares (VLAT)
SECTOR FUNDS
Direxion NASDAQ-100® Equal Weighted Index Shares (QQQE)
Direxion NASDAQ Volatility Response Shares (QVOL)
Direxion Wireless Communications Shares
Direxion Auto Shares (DRVE)

FEBRUARY 28, 2012

The funds offered in this prospectus (collectively, the “Funds”) trade, or will trade, on NYSE Arca, Inc. and/or The NASDAQ Stock Market LLC (“the Exchanges”).

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SUMMARY OF FUNDS

Direxion All Cap Insider Sentiment Shares

Investment Objective

The Direxion All Cap Insider Sentiment Shares (the “Fund”) seeks investment results, before fees and expenses, that track the Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund(1)	0.24%

Total Annual Fund Operating Expenses	0.69%

Expense Waiver/Reimbursement(2)	0.04%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.65%

(1)	Because the Fund is new, Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.65% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$66	$218

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is composed of 100 stocks selected from the S&P 1500 by Sabrient Systems LLC (the “Index Provider”) using a quantitative methodology. The S&P 1500 is a composite index of the S&P 500, S&P 400 and S&P 600, which are composed of stocks representing the large capitalization, mid capitalization and small capitalization segments of the U.S. equity market, respectively. Starting with an eligible universe of all 1500 stocks in the S&P 1500, the Index Provider first eliminates stocks of companies with very aggressive accounting, as identified by the Index Provider’s proprietary forensics accounting methodology. From the remaining stocks, the Index Provider further eliminates all but 200 stocks using a screening methodology that is based on an analysis of public company filings relating to frequency of trades, purchases of stock and increases in

DIREXION SHARES ETF TRUST PROSPECTUS	3

holdings by a company’s insiders, as well as positive earnings analysis. Through that same methodology, the remaining 200 stocks are ranked and the top 100 stocks are selected to make up the Index. The Index is “quant-weighted,” meaning the top 50 stocks are weighted exponentially, with the top stock representing 2.6% of the Index, while the bottom 50 stocks are equal-weighted, with each representing 0.35% of the Index. The bottom 50 stocks thereby account for 17.61% of the total Index. The Index rebalances monthly.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions

4	DIREXION SHARES ETF TRUST PROSPECTUS

incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small- and mid-capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often

DIREXION SHARES ETF TRUST PROSPECTUS	5

have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

No performance information is presented for the Fund because it does not have performance for a complete calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in December of 2011.

6	DIREXION SHARES ETF TRUST PROSPECTUS

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	7

Direxion Large Cap Insider Sentiment Shares

Investment Objective

The Direxion Large Cap Insider Sentiment Shares (the “Fund”) seeks investment results, before fees and expenses, that track the Sabrient Large-Cap Insider/Analyst Quant-Weighted Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund(1)	0.24%

Total Annual Fund Operating Expenses	0.69%

Expense Waiver/Reimbursement(2)	0.04%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.65%

(1)	Because the Fund is new, Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.65% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$66	$218

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is composed of 100 stocks selected from the S&P 500® by Sabrient Systems LLC (the “Index Provider”) using a quantitative methodology. Starting with an eligible universe of all 500 large capitalization domestic equity stocks in the S&P 500®, the Index Provider first eliminates stocks of companies with very aggressive accounting, as identified by the Index Provider’s proprietary forensics accounting methodology. From the remaining stocks, the Index Provider further eliminates all but 200 stocks using a screening methodology that is based on an analysis of public company filings relating to frequency of trades, purchases of stock and increases in holdings by a company’s insiders, as well as positive earnings analysis. Through that same methodology, the remaining 200 stocks are ranked and the top 100 stocks are selected to make up the Index. The Index is “quant-weighted,” meaning the top 50 stocks are weighted exponentially, with the top stock representing 2.6% of the Index, while the bottom 50 stocks are equal-weighted, with each representing 0.35% of the Index. The bottom 50 stocks thereby account for 17.61% of the total Index. The Index rebalances monthly.

8	DIREXION SHARES ETF TRUST PROSPECTUS

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are

DIREXION SHARES ETF TRUST PROSPECTUS	9

subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

10	DIREXION SHARES ETF TRUST PROSPECTUS

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

No performance information is presented for the Fund because it does not have performance for a complete calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in December of 2011.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	11

Direxion Primary Tactical Advantage Shares

Investment Objective

The Direxion Primary Tactical Advantage Shares (the “Fund”) seeks investment results, before fees and expenses, that track the Dow Jones Golden Cross Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund(1)	0.24%

Total Annual Fund Operating Expenses	0.69%

Expense Waiver/Reimbursement(2)	0.04%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.65%

(1)	Because the Fund is new, Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.65% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$66	$218

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is composed of the stocks making up the Dow Jones US Large Cap Index, which includes approximately 750 domestic companies with the largest capitalization in the Dow Jones Index (the “Stock Component”), and an investment in cash equivalents, including U.S. Treasury Bills (the “Cash Component”). The Index is designed to dramatically adjust its weighting between the Stock Component and the Cash Component based on two signals referred to as a “Golden Cross” and a “Dead Cross.” The Golden Cross occurs when the 50 day moving average of the Dow Jones US Large Cap Index crosses above the 200 day moving average. A Dead Cross occurs when the 50 day moving average crosses below the 200 day moving average. When a Golden Cross occurs, the Index weights the Stock Component at 100% and includes 0% in the Cash Component. When a Dead Cross occurs, the Index weights the Stock Component at 25% and weights the Cash Component at 75%. The Index is either 100% weighted or 25% weighted in the Stock Component depending on the signals, meaning at all times the Dow Jones US Large Cap Index is classified as either at a Golden Cross or a Dead Cross. The Index evaluates the signals on a daily basis and therefore may have dramatic shifts in its weighting from day to day.

12	DIREXION SHARES ETF TRUST PROSPECTUS

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise

DIREXION SHARES ETF TRUST PROSPECTUS	13

would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment

14	DIREXION SHARES ETF TRUST PROSPECTUS

will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may

DIREXION SHARES ETF TRUST PROSPECTUS	15

only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion S&P 1500® RC Volatility Response Shares

Investment Objective

The Direxion S&P 1500® RC Volatility Response Shares (the “Fund”) seeks investment results, before fees and expenses, that track the S&P Composite 1500® Dynamic Rebalancing Risk Control Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund(1)	0.24%

Total Annual Fund Operating Expenses	0.69%

Expense Waiver/Reimbursement(2)	0.24%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.45%

(1)	Because the Fund is new, Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.45% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees. In addition, Rafferty has contractually agreed to waive 0.10% of its Management Fees through April 1, 2013. There is no guarantee that the management fee waiver will continue after April 1, 2013. This contractual waiver may be terminated at any time by the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$46	$197

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is designed to respond to the volatility of the S&P 1500® Index. The S&P 1500® Index is a composite index of the S&P 500® Index, S&P 400® Index and S&P 600® Index, which are composed of stocks representing the large capitalization, mid capitalization and small capitalization segments of the U.S. equity market, respectively. The Index is composed of equity securities of the S&P 1500® Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P 1500® Index. The exponentially-weighted historical volatility calculation weights the more

DIREXION SHARES ETF TRUST PROSPECTUS	17

recent historical periods more heavily than older periods. As these volatility targets are met, the Index may be rebalanced as frequently as daily. However, regardless of whether volatility targets are met, the Index will rebalance at least monthly. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. Based on the exponentially-weighted historical volatility of the S&P 1500® Index, the percentage exposure to the Stock Component is expected to range between 10% and 150%, and at no point would exceed 150%. In this regard, the Fund generally will invest in financial instruments when the Stock Component exceeds 100%. Exposure to the Cash Component is expected to range between 0% and 90%, though to the extent exposure to the Stock Component exceeds 100%, the Index will account for expected financing charges associated with gaining such exposure.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the

18	DIREXION SHARES ETF TRUST PROSPECTUS

security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Leveraged Index Risk

Because the Fund tracks a leveraged index, it may be subject to Leveraged Index Risk. In seeking to track the Index, the Fund may use Financial Instruments when seeking to gain exposure to certain securities in excess of 100%, making the Fund more sensitive to movement in the value of those investments. In particular, increases and decreases in the value of the Fund's portfolio will be magnified when the Fund uses leverage. This leveraged exposure also may expose the Fund to greater risk, including Derivative Risk, and increase its expenses.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

DIREXION SHARES ETF TRUST PROSPECTUS	19

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small- and mid-capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

20	DIREXION SHARES ETF TRUST PROSPECTUS

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

No performance information is presented for the Fund because it does not have performance for a complete calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in January of 2012.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	21

Direxion S&P 600® RC Volatility Response Shares

Investment Objective

The Direxion S&P 600® RC Volatility Response Shares (the “Fund”) seeks investment results, before fees and expenses, that track the S&P SmallCap 600® Dynamic Rebalancing Risk Control Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund(1)	0.24%

Total Annual Fund Operating Expenses	0.69%

Expense Waiver/Reimbursement(2)	0.24%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.45%

(1)	Because the Fund is new, Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.45% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees. In addition, Rafferty has contractually agreed to waive 0.10% of its Management Fees through April 1, 2013. There is no guarantee that the management fee waiver will continue after April 1, 2013. This contractual waiver may be terminated at any time by the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$46	$197

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is designed to respond to the volatility of the S&P 600® Index. The S&P 600® Index measures the small capitalization segment of the domestic equity market, composed of 600 stocks of companies with capitalizations usually ranging between $300 million and $1.4 billion. The Index is composed of equity securities of the S&P 600® Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P 600® Index. The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods. As

22	DIREXION SHARES ETF TRUST PROSPECTUS

these volatility targets are met, the Index may be rebalanced as frequently as daily. However, regardless of whether volatility targets are met, the Index will rebalance at least monthly. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. Based on the exponentially-weighted historical volatility of the S&P 600® Index, the percentage exposure to the Stock Component is expected to range between 10% and 150%, and at no point would exceed 150%. In this regard, the Fund generally will invest in financial instruments when the Stock Component exceeds 100%. Exposure to the Cash Component is expected to range between 0% and 90%, though to the extent exposure to the Stock Component exceeds 100%, the Index will account for expected financing charges associated with gaining such exposure.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the

DIREXION SHARES ETF TRUST PROSPECTUS	23

security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Leveraged Index Risk

Because the Fund tracks a leveraged index, it may be subject to Leveraged Index Risk. In seeking to track the Index, the Fund may use Financial Instruments when seeking to gain exposure to certain securities in excess of 100%, making the Fund more sensitive to movement in the value of those investments. In particular, increases and decreases in the value of the Fund's portfolio will be magnified when the Fund uses leverage. This leveraged exposure also may expose the Fund to greater risk, including Derivative Risk, and increase its expenses.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

24	DIREXION SHARES ETF TRUST PROSPECTUS

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Small Capitalization Company Risk

Investing in the securities of small capitalization companies, and securities that provide exposure to small capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

DIREXION SHARES ETF TRUST PROSPECTUS	25

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

26	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion S&P 500® RC Volatility Response Shares

Investment Objective

The Direxion S&P 500® RC Volatility Response Shares (the “Fund”) seeks investment results, before fees and expenses, that track the S&P 500® Dynamic Rebalancing Risk Control Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund(1)	0.24%

Total Annual Fund Operating Expenses	0.69%

Expense Waiver/Reimbursement(2)	0.24%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.45%

(1)	Because the Fund is new, Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.45% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees. In addition, Rafferty has contractually agreed to waive 0.10% of its Management Fees through April 1, 2013. There is no guarantee that the management fee waiver will continue after April 1, 2013. This contractual waiver may be terminated at any time by the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$46	$197

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is designed to respond to the volatility of the S&P 500® Index. The S&P 500® Index measures the large capitalization segment of the domestic equity market, composed of stocks of the 500 domestic companies with the largest capitalization. The Index is composed of equity securities of the S&P 500® Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P 500® Index. The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods. As these volatility targets are

DIREXION SHARES ETF TRUST PROSPECTUS	27

met, the Index may be rebalanced as frequently as daily. However, regardless of whether volatility targets are met, the Index will rebalance at least monthly. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. Based on the exponentially-weighted historical volatility of the S&P 500® Index, the percentage exposure to the Stock Component is expected to range between 10% and 150%, and at no point would exceed 150%. In this regard, the Fund generally will invest in financial instruments when the Stock Component exceeds 100%. Exposure to the Cash Component is expected to range between 0% and 90%, though to the extent exposure to the Stock Component exceeds 100%, the Index will account for expected financing charges associated with gaining such exposure.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

28	DIREXION SHARES ETF TRUST PROSPECTUS

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Leveraged Index Risk

Because the Fund tracks a leveraged index, it may be subject to Leveraged Index Risk. In seeking to track the Index, the Fund may use Financial Instruments when seeking to gain exposure to certain securities in excess of 100%, making the Fund more sensitive to movement in the value of those investments. In particular, increases and decreases in the value of the Fund's portfolio will be magnified when the Fund uses leverage. This leveraged exposure also may expose the Fund to greater risk, including Derivative Risk, and increase its expenses.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

DIREXION SHARES ETF TRUST PROSPECTUS	29

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

30	DIREXION SHARES ETF TRUST PROSPECTUS

Fund Performance

No performance information is presented for the Fund because it does not have performance for a complete calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in January of 2012.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	31

Direxion S&P Latin America 40 RC Volatility Response Shares

Investment Objective

The Direxion S&P Latin America 40 RC Volatility Response Shares (the “Fund”) seeks investment results, before fees and expenses, that track the S&P Latin America 40 Dynamic Rebalancing Risk Control Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund(1)	0.24%

Total Annual Fund Operating Expenses	0.69%

Expense Waiver/Reimbursement(2)	0.24%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.45%

(1)	Because the Fund is new, Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.45% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees. In addition, Rafferty has contractually agreed to waive 0.10% of its Management Fees through April 1, 2013. There is no guarantee that the management fee waiver will continue after April 1, 2013. This contractual waiver may be terminated at any time by the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$46	$197

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. Effective April 30, 2012, the Fund, under normal circumstances, will invest at least 80% of its net assets in the securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is designed to respond to the volatility of the S&P Latin America 40 Index. The S&P Latin America 40 Index is an index of 40 stocks drawn from four major Latin American markets: Brazil, Chile, Mexico and Peru. The constituents are leading, large, liquid, blue chip companies from the Latin American markets, capturing 70% of the total market

32	DIREXION SHARES ETF TRUST PROSPECTUS

capitalization of each of their respective Latin American markets. The Index is composed of equity securities of the S&P Latin America 40 Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P Latin America 40 Index. The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods. As these volatility targets are met, the Index may be rebalanced as frequently as daily. However, regardless of whether volatility targets are met, the Index will rebalance at least monthly. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. Based on the exponentially-weighted historical volatility of the S&P Latin America 40 Index, the percentage exposure to the Stock Component is expected to range between 10% and 150%, and at no point would exceed 150%. In this regard, the Fund generally will invest in financial instruments when the Stock Component exceeds 100%. Exposure to the Cash Component is expected to range between 0% and 90%, though to the extent exposure to the Stock Component exceeds 100%, the Index will account for expected financing charges associated with gaining such exposure.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s

DIREXION SHARES ETF TRUST PROSPECTUS	33

credit rating also may affect a security’s value and thus have an impact on Fund performance.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Depositary Receipt Risk

In seeking exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

34	DIREXION SHARES ETF TRUST PROSPECTUS

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Leveraged Index Risk

Because the Fund tracks a leveraged index, it may be subject to Leveraged Index Risk. In seeking to track the Index, the Fund may use Financial Instruments when seeking to gain exposure to certain securities in excess of 100%, making the Fund more sensitive to movement in the value of those investments. In particular, increases and decreases in the value of the Fund's portfolio will be magnified when the Fund uses leverage. This leveraged exposure also may expose the Fund to greater risk, including Derivative Risk, and increase its expenses.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could

DIREXION SHARES ETF TRUST PROSPECTUS	35

result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

No performance information is presented for the Fund because it does not have performance for a complete calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in January of 2012.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the

36	DIREXION SHARES ETF TRUST PROSPECTUS

deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	37

Direxion NASDAQ-100® Equal Weighted Index Shares

Investment Objective

The Direxion NASDAQ-100® Equal Weighted Index Shares (the “Fund”) seeks investment results, before fees and expenses, that track the NASDAQ-100® Equal Weighted Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund(1)	0.10%

Total Annual Fund Operating Expenses	0.40%

Expense Waiver/Reimbursement(2)	0.00%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.40%

(1)	Because the Fund is new, Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.40% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$41	$128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”) and other financial instruments. On a day-to-day basis, the Fund also holds short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is the equal weighted version of the NASDAQ-100 Index® which includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ® Stock Market (the “NASDAQ®”) based on market capitalization. Equal weighting is a method of weighting index stocks whereby the same exposure is provided to both the smallest and largest companies included in the Index. Specifically, the value of the Index equals the aggregate value of the Index share weights, also known as the Index Shares, of each of the securities included in the Index multiplied by each such security’s “last sale price.” The last sale price is generally the most recent sale price for the security on the NASDAQ® and may be the NASDAQ Official Closing Price (“NOCP”). The calculation is then divided by the divisor of the Index. The divisor serves the purpose of scaling such aggregate value to a lower order of magnitude which is more desirable for reporting purposes. If trading in a security within the Index is halted on its primary listing market, the most recent last sale price for that security is used for all index computations until trading on such market resumes. Likewise, the most recent last sale price is used if trading in a security is halted on its primary listing market

38	DIREXION SHARES ETF TRUST PROSPECTUS

before the market is open. The Index began on June 20, 2005 at a base value of 1000.00. The Index is rebalanced quarterly and reconstituted annually. NASDAQ®, OMX®, NASDAQ OMX®, and NASDAQ-100 Equal WeightedSM Index are registered trademarks and certain trade names and service marks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Rafferty Asset Management, LLC. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies may result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Depositary Receipt Risk

In seeking exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and

DIREXION SHARES ETF TRUST PROSPECTUS	39

ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

40	DIREXION SHARES ETF TRUST PROSPECTUS

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

DIREXION SHARES ETF TRUST PROSPECTUS	41

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

42	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion NASDAQ Volatility Response Shares

Investment Objective

The Direxion NASDAQ Volatility Response Shares (the “Fund”) seeks investment results, before fees and expenses, that track the DWS NASDAQ Volatility Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund(1)	0.29%

Total Annual Fund Operating Expenses	0.74%

Expense Waiver/Reimbursement(2)	0.09%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.65%

(1)	Because the Fund is new, Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.65% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$66	$228

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”) and other financial instruments. On a day-to-day basis, the Fund also holds short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is designed to respond to the volatility of the NASDAQ-100 Index®, which includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ® Stock Market based on market capitalization. The Index is composed of equity securities of the NASDAQ-100 Index® (the “NASDAQ-100 Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the NASDAQ-100 Component and the Cash Component based upon realized historical volatility of the NASDAQ-100 Index®. As these volatility targets are met, the Index may be rebalanced as frequently as daily. As volatility increases, exposure to the NASDAQ-100 Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the NASDAQ-100 Component will increase and exposure to the Cash Component will decrease. Based on historic volatility of the NASDAQ-100®, the percentage exposure to the NASDAQ-100 Component is expected to range between 17% and 150%, and at no point would exceed 150%. In this regard, the Fund generally will invest in financial instruments when the NASDAQ-100

DIREXION SHARES ETF TRUST PROSPECTUS	43

Component exceeds 100%. Exposure to the Cash Component is expected to range between 0% and 83%, though to the extent exposure to the NASDAQ-100 Component exceeds 100%, the Index will account for expected financing charges associated with gaining such exposure. The Index began on July 23, 2010 with an Index Value of 1000.00. The Index is calculated on a total return basis which reinvests cash dividends. The Fund is not sponsored, endorsed, sold, or promoted by the NASDAQ Global Market® and the NASDAQ Global Market® makes no representations regarding the advisability of investing in the Fund.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies may result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

44	DIREXION SHARES ETF TRUST PROSPECTUS

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Depositary Receipt Risk

In seeking exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

DIREXION SHARES ETF TRUST PROSPECTUS	45

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Leveraged Index Risk

Because the Fund tracks a leveraged index, it may be subject to Leveraged Index Risk. In seeking to track the Index, the Fund may use Financial Instruments when seeking to gain exposure to certain securities in excess of 100%, making the Fund more sensitive to movement in the value of those investments. In particular, increases and decreases in the value of the Fund's portfolio will be magnified when the Fund uses leverage. This leveraged exposure also may expose the Fund to greater risk, including Derivative Risk, and increase its expenses.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the

46	DIREXION SHARES ETF TRUST PROSPECTUS

view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	47

Direxion Wireless Communications Shares

Investment Objective

The Direxion Wireless Communications Shares (the “Fund”) seeks investment results, before fees and expenses, that track the Dow Jones Global Mobile Communications Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund(1)	0.29%

Total Annual Fund Operating Expenses	0.64%

Expense Waiver/Reimbursement(2)	0.09%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.55%

(1)	Because the Fund is new, Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.55% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$56	$196

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”) and other financial instruments. On a day-to-day basis, the Fund also holds short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index measures the performance of the mobile communications subsector of the global market. The Index has 30 constituents and is comprised of large capitalization companies located domestically or internationally, including within emerging markets. Component companies are either primarily engaged in some or all aspects of the design, distribution, manufacture and sales of mobile communications hardware, such as smartphones, or else are primarily engaged in some or all aspects of the design, distribution and sales of communication services, such as mobile phone networks. The Index is expected to begin operations in 2011 and expects to include companies with a median capitalization of approximately $35 billion.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate

48	DIREXION SHARES ETF TRUST PROSPECTUS

characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies may result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Concentration Risk

Concentration risk results from the Fund focusing its investments in a specific industry or group of industries. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

As of the date of this prospectus, the Index is concentrated in the mobile communication subsector of the global market, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Depositary Receipt Risk

In seeking exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or

DIREXION SHARES ETF TRUST PROSPECTUS	49

other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of

50	DIREXION SHARES ETF TRUST PROSPECTUS

market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Mobile Communications Industry Risk

The Fund is subject to the risk that companies that are in the mobile communications industry may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities and securities that provide exposure to securities of all companies in the mobile communications sector of the market to decrease. Specific risks faced by companies in the mobile communications industry include, but are not limited to: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; securities prices may fluctuate widely due to risks of rapid obsolescence of products; research costs and the risks that their products may not prove commercially successful; capital equipment expenditures could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only

DIREXION SHARES ETF TRUST PROSPECTUS	51

in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

52	DIREXION SHARES ETF TRUST PROSPECTUS

Direxion Auto Shares

Investment Objective

The Direxion Auto Shares (“Fund”) seeks investment results, before fees and expenses, of the price performance of the Dow Jones Automobiles & Parts Titans 30 Index (“Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund(1)	0.28%

Total Annual Fund Operating Expenses	0.63%

Expense Waiver/Reimbursement(2)	0.08%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.55%

(1)	Because the Fund is new, Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.55% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$56	$194

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also holds short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is constructed as a direct adaptation of the Dow Jones Global Index. It includes 30 domestic and international stocks selected based on rankings by float-adjusted market capitalization, revenue and net profit. The Index covers the Automobile & Parts Super sector of the Industry Classification Benchmark (“ICB”). The Index was first calculated on February 12, 2001. As of February 16, 2012, the average market capitalization was $18.5 billion with a median market capitalization of $13.6 billion.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies may result in high portfolio turnover. Consistent with the Index, the Fund will concentrate its investment in the automotive industry generally to the same extent as the Index is so concentrated.

DIREXION SHARES ETF TRUST PROSPECTUS	53

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Automotive Industry Risk

The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major manufacturers are large, financially strong companies, many others are small and can be non-diversified in both product line and customer base.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the automobile and parts super sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and

54	DIREXION SHARES ETF TRUST PROSPECTUS

Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

DIREXION SHARES ETF TRUST PROSPECTUS	55

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying

56	DIREXION SHARES ETF TRUST PROSPECTUS

Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in 2011.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION SHARES ETF TRUST PROSPECTUS	57

OVERVIEW OF THE DIREXION SHARES ETF TRUST

The Direxion Shares ETF Trust (“Trust”) is a registered investment company offering a number of separate exchange-traded funds (“ETFs”). Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) serves as the investment adviser to each Fund. This Prospectus describes the exchange-traded funds (each a “Fund” and collectively, the “Funds”) noted below of the Trust.

The shares of certain of the Funds (“Shares”) are, or will be, listed on the NYSE Arca, Inc. and/or the NASDAQ® Stock Market (the “Exchanges”). When the Shares are listed and traded on the Exchanges, the market prices for the Shares may be different from the intra-day value of the Shares disseminated by the Exchanges and from their net asset value (“NAV”). Unlike conventional mutual funds, Shares are not individually redeemable securities. Rather, each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” A Creation Unit consists of 50,000 Shares. Creation Units of the Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index.

Shares may only be purchased from or redeemed with the Funds in Creation Units. As a result, retail investors generally will not be able to purchase or redeem Shares directly from or with the Funds. Most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker. Thus, some of the information contained in this prospectus, such as information about purchasing and redeeming Shares from or with a Fund and all references to the transaction fee imposed on purchases and redemptions, is not relevant to retail investors.

As used in this prospectus, the terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets one trading day to the close of the markets on the next trading day.

Each Fund seeks investment results, before fees and expenses, that track the index or benchmark noted below:

Fund	Index or Benchmark
Direxion All Cap Insider Sentiment Shares	Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index
Direxion Large Cap Insider Sentiment Shares	Sabrient Large-Cap Insider/Analyst Quant-Weighted Index
Direxion Primary Tactical Advantage Shares	Dow Jones Golden Cross Index
Direxion S&P 1500® RC Volatility Response Shares	S&P Composite 1500® Dynamic Rebalancing Risk Control Index
Direxion S&P 600® RC Volatility Response Shares	S&P SmallCap 600® Dynamic Rebalancing Risk Control Index
Direxion S&P 500® RC Volatility Response Shares	S&P 500® Dynamic Rebalancing Risk Control Index
Direxion S&P Latin America 40 RC Volatility Response Shares	S&P Latin America 40 Dynamic Rebalancing Risk Control Index
Direxion NASDAQ-100® Equal Weighted Index Shares	NASDAQ-100® Equal Weighted Index
Direxion NASDAQ Volatility Response Shares	DWS NASDAQ Volatility Index
Direxion Wireless Communications Shares	Dow Jones Global Mobile Communications Index
Direxion Auto Shares	Dow Jones Automobiles & Parts Titans 30 Index

To pursue these results, the Funds listed above currently use aggressive investment techniques such as engaging in swaps transactions. There is no assurance that the Funds will achieve their objectives and an investment in a Fund could lose money. No single Fund is a complete investment program.

Changes in Investment Objective. Each Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

ADDITIONAL INFORMATION REGARDING INVESTMENT TECHNIQUES AND POLICIES

Rafferty Asset Management, LLC (“Rafferty,” or “Adviser”), the investment adviser to the Funds, uses a number of investment techniques in an effort to achieve the stated goal for each Fund. The Funds each seek 100% of the return of their benchmark indices, and to do this, Rafferty uses statistical and quantitative analysis to determine the investments each Fund makes and the techniques it employs. In general, if a Fund is performing as designed, the return of the index or benchmark will dictate the return for that Fund. Each Fund pursues its investment objective regardless of the market conditions and does not take defensive positions.

58	DIREXION SHARES ETF TRUST PROSPECTUS

For each Fund, Rafferty seeks a correlation over time of 0.95 or better between a Fund’s performance and the performance of its underlying Index; a correlation of 1.00 would represent perfect correlation. To do this, each Fund generally may hold a representative sample of the securities in its benchmark index. The sampling of securities that is held by a Fund is intended to maintain high correlation with, and similar aggregate characteristics (e.g., market capitalization and industry weightings) to, the benchmark index. A Fund also may invest in securities that are not included in the index or may overweight or underweight certain components of the index. Each Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; ETFs and other financial instruments. Certain Fund’s assets may be focused in an industry or group of industries to the extent that the Fund’s benchmark index focuses in a particular industry or group of industries. In addition, each Fund offered in this prospectus is non-diversified, which means that it may invest in the securities of a limited number of issuers.

Each Fund is designed to provide investment returns, before fees and expenses, that track the performance of its index or benchmark. While Rafferty attempts to minimize any “tracking error” (the statistical measure of the difference between the investment results of a Fund and the performance of its index or benchmark), certain factors will tend to cause a Fund’s investment results to vary from the stated objective. A Fund may have difficulty in achieving its target due to fees and expenses, high portfolio turnover, transaction costs, significant purchase and redemption activity by Fund shareholders and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

The intra-day value of each Fund’s shares, otherwise known as the “indicative optimized portfolio value” or “IOPV,” which is disseminated by the Exchanges every 15 seconds throughout the business day, is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit on the prior business day. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time, nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the Fund’s NAV, which is computed only once a day.

DIREXION SHARES ETF TRUST PROSPECTUS	59

ADDITIONAL INFORMATION REGARDING RISKS

An investment in any of the Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Rafferty cannot guarantee that any of the Funds will achieve their investment objectives. It is important that investors closely review and understand these risks before making an investment in any of the Funds. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Funds. The table below provides the risks of investing in the Funds. Following the table, each risk is explained.

	Adverse Market Conditions Risk	Adviser’s Investment Strategy Risk	Automotive Industry Risk	Concentration Risk	Counterparty Risk	Credit Risk	Currency Exchange Rate Risk	Debt Instrument Risk	Depositary Receipt Risk	Derivatives Risk	Early Close/ Trading Halt Risk	Emerging Markets Risk	Equity Securities Risk	Foreign Securities Risk
Direxion All Cap Insider Sentiment Shares	X	X			X					X	X		X
Direxion Large Cap Insider Sentiment Shares	X	X			X					X	X		X
Direxion Primary Tactical Advantage Shares	X	X			X	X		X		X	X		X
Direxion S&P 1500® RC Volatility Response Shares	X	X			X	X		X		X	X		X
Direxion S&P 600® RC Volatility Response Shares	X	X			X	X		X		X	X		X
Direxion S&P 500® RC Volatility Response Shares	X	X			X	X		X		X	X		X
Direxion S&P Latin America 40 RC Volatility Response Shares	X	X			X	X	X	X	X	X	X	X	X	X
Direxion NASDAQ-100® Equal Weighted Index Shares	X	X			X		X		X	X	X		X	X
Direxion NASDAQ Volatility Response Shares	X	X			X	X	X	X	X	X	X		X	X
Direxion Wireless Communications Shares	X	X		X	X		X		X	X	X	X	X	X
Direxion Auto Shares	X	X	X	X	X		X		X	X	X	X	X	X

60	DIREXION SHARES ETF TRUST PROSPECTUS

	Geographic Concentration Risk	High Portfolio Turnover Risk	Leveraged Index Risk	Interest Rate Risk	Liquidity Risk	Market Risk	Mobile Communications Industry Risk	Non- Diversification Risk	Regulatory Risk	Risks of Investing in Other Investment Companies (including ETFs)	Small and/or Mid Capitalization Company Risk	Tax and Distribution Risk	Tracking Error Risk	Valuation Time Risk	Special Risks of Exchange- Traded Funds
Direxion All Cap Insider Sentiment Shares		X			X	X		X	X	X	X	X	X		X
Direxion Large Cap Insider Sentiment Shares		X			X	X		X	X	X		X	X		X
Direxion Primary Tactical Advantage Shares		X		X	X	X		X	X	X		X	X		X
Direxion S&P 1500® RC Volatility Response Shares		X	X	X	X	X		X	X	X	X	X	X		X
Direxion S&P 600® RC Volatility Response Shares		X	X	X	X	X		X	X	X	X	X	X		X
Direxion S&P 500® RC Volatility Response Shares		X	X	X	X	X		X	X	X		X	X		X
Direxion S&P Latin America 40 RC Volatility Response Shares	X	X	X	X	X	X		X	X	X		X	X	X	X
Direxion NASDAQ-100® Equal Weighted Index Shares		X			X	X		X	X	X		X	X		X
Direxion NASDAQ Volatility Response Shares		X		X	X	X		X	X	X		X	X		X
Direxion Wireless Communications Shares		X			X	X	X	X	X	X		X	X	X	X
Direxion Auto Shares		X			X	X		X	X	X		X	X	X	X

DIREXION SHARES ETF TRUST PROSPECTUS	61

Adverse Market Conditions Risk

The performance of each Fund is designed to correlate to the performance of an index or benchmark. As a consequence, a Fund’s performance will suffer during conditions which are adverse to its investment goals. This means that if the target index has fallen on a given day a Fund’s performance also should fall.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Funds that will maximize their investment returns, there is no guarantee that such opportunities will ultimately benefit the Funds. The Adviser will aggressively change the Funds’ portfolios in response to market conditions that are unpredictable and may expose the Funds to greater market risk than conventional mutual funds or ETFs. There is no assurance that the Adviser’s investment strategy will enable the Funds to achieve their investment objectives.

Automotive Industry Risk

The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major manufacturers are large, financially strong companies, many others are small and can be non-diversified in both product line and customer base.

Concentration Risk

Concentration risk results from a Fund focusing its investments in a specific industry or group of industries to approximately the same extent that the Fund’s underlying index is so concentrated. The performance of a Fund that focuses its investments in a particular industry or sector may be more volatile than a fund that does not concentrate its investments. A Fund that concentrates its investments in an industry or group of industries also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Funds may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, and interest rate swap agreements. The Funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Funds will not enter into any agreement involving a counterparty unless the Adviser believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In addition, the Funds may enter into swap agreements with a limited number of counterparties, and certain of the Funds may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements and other counterparty instruments also may be considered to be illiquid. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Funds and, as a result, the Funds may not be able to achieve their investment objectives.

Credit Risk

A Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Currency Exchange Rate Risk

In seeking exposure to foreign companies, changes in foreign currency exchange rates will affect the value of what a Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

62	DIREXION SHARES ETF TRUST PROSPECTUS

Debt Instrument Risk

Funds that may invest in, or seek exposure to, debt instruments are subject to debt instrument risks. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in a Fund to decrease.

Depositary Receipt Risk

In seeking exposure to foreign companies, a Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

Derivatives Risk

The Funds use investment techniques, including investments in derivatives such as futures contracts, forward contracts, options and swaps, and other instruments that attempt to track the price movement of underlying securities or indices, which may be considered aggressive. The derivative instruments that the Funds may invest in are described in “Additional Information Regarding Investment Techniques and Policies.” Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. In addition, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. The derivatives that the Funds may invest in include:

•

Futures. A futures contact is a contract to purchase or sell a particular security, or the cash value of an index, at a specified future date at a price agreed upon when the contract is made. Under such contracts, no delivery of the actual securities is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of a security or index at expiration, net of the variation margin that was previously paid.

•

Forward Contracts. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

•

Options. An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency.

•

Options on Futures Contracts. An option on a futures contract provides the holder with the right to enter into a “long” position in the underlying futures contract, in the case of a call option, or a “short” position in the underlying futures contract in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option.

DIREXION SHARES ETF TRUST PROSPECTUS	63

•

Swap Agreements. In an interest rate swap, a Fund and another party exchange the right to receive interest payments on a security or other reference rate. The terms of the instrument are generally negotiated by a Fund and its swap counterparty. In a total return swap, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or basket of securities or a non-asset reference such as a securities index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on a total return from a different underlying asset or non-asset reference.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in a Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. There may also be risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

For each Fund, investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Fund to fluctuate.

Foreign Securities Risk

A Fund indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, a Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, Funds that focus their investments in a particular country or geographic region may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

The Funds may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Interest Rate Risk

Debt securities and securities that provide exposure to debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. The impact of an interest rate changes may be significant for other asset classes as well, whether because of the impact of interest rates on economic activity or because of changes in the relative attractiveness of asset classes due to changes in interest rates. For instance, higher interest rates may make investments in debt securities more attractive, thus reducing investments in equities.

Leveraged Index Risk

For each fund that tracks an Index that may include leveraged positions, the Fund may be subject to Leveraged Index Risk. In seeking to track the Index, the Fund may use Financial Instruments when seeking to gain exposure to certain securities in excess of 100%, making the Fund more sensitive to movement in the value of those investments. In particular, increases and decreases in the value of the

64	DIREXION SHARES ETF TRUST PROSPECTUS

Fund's portfolio will be magnified when the Fund uses leverage. This leveraged exposure also may expose the Fund to greater risk, including Derivative Risk, and increase its expenses.

Liquidity Risk

Some securities held by the Funds, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

Each Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market. The Funds typically would lose value on a day when its underlying index declines.

Mobile Communications Industry Risk

The Direxion Wireless Communications Shares is subject to the risk that companies that are in the mobile communications industry may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities and securities that provide exposure to equity securities of all companies in the mobile communications sector of the market to decrease. Specific risks faced by companies in the mobile communications industry include, but are not limited to: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; securities prices may fluctuate widely due to risks of rapid obsolescence of products; research costs and the risks that their products may not prove commercially successful; capital equipment expenditures could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel.

Non-Diversification Risk

Each Fund is non-diversified. A non-diversified fund invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Regulatory Risk

Each Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Funds operate, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, (which may, in turn invest in equities, bonds, and other financial vehicles) may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, a Fund becomes a shareholder of that investment company or ETF. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the investment company or ETF to achieve its investment objective. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because closed end investment companies and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.

Small and/or Mid Capitalization Company Risk

Certain Funds may invest in the securities of small and/or mid capitalization companies and securities which provide exposure to small and/or mid capitalization companies. Such investment involves greater risks and the possibility of greater price volatility than investing in more established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the

DIREXION SHARES ETF TRUST PROSPECTUS	65

securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Tax and Distribution Risk

The Funds may have high portfolio turnover which causes the Funds to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Funds rarely generate long-term capital gain or loss. Each Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of a Fund’s high portfolio turnover, a Fund could make large and/or frequent distributions. Because each Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of a Fund’s net assets if a Fund distributes this income after a decline in its net assets. Shareholders in the Funds on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Funds’ status as regulated investment companies might be affected if the Internal Revenue Service did not accept the Funds’ treatment of certain transactions involving derivatives, the Funds’ ability to engage in these transactions may be limited.

Tracking Error Risk

Each Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Funds value their portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of certain Funds that track a foreign market index can vary from the performance of that index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by a Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the Exchanges, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of a Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by a Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. A Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with a Fund. There is no guarantee that an active secondary market will develop for Shares of the Funds.

66	DIREXION SHARES ETF TRUST PROSPECTUS

A Precautionary Note to Retail Investors. The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of the Trust. Your ownership of Shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the Shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (“Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies. For purposes of the Investment Company Act of 1940, as amended, (“1940 Act”) each Fund is a registered investment company, and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof.

The Trust and the Funds have obtained an exemptive order from the U.S. Securities and Exchange Commission (the “SEC”) allowing a registered investment company to invest in a Fund beyond the limits of Section 12(d)(1) subject to certain conditions, including that a registered investment company enters into a Participation Agreement with the Trust regarding the terms of the investment. Any investment company considering purchasing Shares of a Fund in amounts that would cause it to exceed the restrictions under Section 12(d)(1) should contact the Trust.

A Precautionary Note Regarding Unusual Circumstances. The Trust can postpone payment of redemption proceeds for any period during which (1) the Exchanges are closed other than customary weekend and holiday closings, (2) trading on the Exchanges is restricted, as determined by the SEC, (3) any emergency circumstances exist, as determined by the SEC, or (4) the SEC by order permits for the protection of shareholders of a Fund.

UNDERLYING INDEX LICENSORS

Dow Jones Indices. The Dow Jones Automobiles & Parts Titans 30 Index, Dow Jones Golden Cross Index and Dow Jones Global Mobile Communications Index (the “Dow Jones Indices”) are each a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”), and has been licensed for use. “Dow Jones®” and the Dow Jones Indices are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been sublicensed for use for certain purposes by Direxion Shares ETF Trust. The Direxion Shares ETF Trust’s Direxion Auto Shares, Direxion Primary Tactical Advantage Shares and Direxion Wireless Communications Shares, based on the Dow Jones Indices, are not sponsored, endorsed, sold or promoted by CME Indexes, Dow Jones or their respective affiliates, and CME Indexes, Dow Jones and their respective affiliates make no representation regarding the advisability of trading in such products.

NASDAQ Indices. The Direxion Shares ETF Trust’s NASDAQ-100® Equal Weighted Index Shares and Direxion NASDAQ Volatility Response Shares are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the

DIREXION SHARES ETF TRUST PROSPECTUS	67

Direxion NASDAQ-100® Equal Weighted Shares and Direxion NASDAQ Volatility Response Shares. The Corporations make no representation or warranty, express or implied to the owners of the Direxion NASDAQ-100® Equal Weighted Shares and Direxion NASDAQ Volatility Response Shares or any member of the public regarding the advisability of investing in securities generally or in the Direxion NASDAQ-100® Equal Weighted Shares and Direxion NASDAQ Volatility Response Shares particularly, or the ability of the NASDAQ-100® Equal WeightedSM Index to track general stock market performance. The Corporations’ only relationship to Rafferty Asset Management, LLC (“Licensee”) is in the licensing of the NASDAQ®, OMX®, NASDAQ OMX®, and NASDAQ-100 Equal WeightedSM Index, Index registered trademarks, and certain trade names and service marks of the Corporations and the use of the NASDAQ-100 Equal WeightedSM Index which is determined, composed and calculated by NASDAQ OMX without regard to Licensee or the Direxion NASDAQ-100® Equal Weighted Shares and Direxion NASDAQ Volatility Response Shares. NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of the Direxion NASDAQ-100® Equal Weighted Shares and Direxion NASDAQ Volatility Response Shares into consideration in determining, composing or calculating the NASDAQ-100 Equal WeightedSM Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Direxion NASDAQ-100® Equal Weighted Shares and Direxion NASDAQ Response Index Shares to be issued or in the determination or calculation of the equation by which the Direxion NASDAQ-100® Equal Weighted Shares and Direxion NASDAQ Volatility Response Shares is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Direxion NASDAQ-100® Equal Weighted Shares and Direxion NASDAQ Volatility Response Shares.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 EQUAL WEIGHTEDSM INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIREXION NASDAQ-100® EQUAL WEIGHTED SHARES AND DIREXION NASDAQ VOLATILITY RESPONSE SHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 EQUAL WEIGHTEDSM INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 EQUAL WEIGHTEDSM INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Sabrient. The Sabrient indexes are the exclusive property of Sabrient Systems, LLC (“Sabrient”). Sabrient and the Sabrient index names are service mark(s) of Sabrient or its affiliates and have been licensed for use for certain purposes by the Trust. The financial securities referred to herein are not sponsored, endorsed, or promoted by Sabrient, and Sabrient bears no liability with respect to any such financial securities. The Prospectus contains a more detailed description of the limited relationship Sabrient has with the Trust and any related financial securities. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any Sabrient trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting Sabrient to determine whether Sabrient’s permission is required. Under no circumstances may any person or entity claim any affiliation with Sabrient without the prior written permission of Sabrient.

Standard and Poor’s Index. S&P Composite 1500® Dynamic Rebalancing Risk Control Index, S&P SmallCap 600® Dynamic Rebalancing Risk Control Index, S&P 500® Dynamic Rebalancing Risk Control Index and the S&P Latin America 40 Dynamic Rebalancing Risk Control Index (collectively, the “S&P Indices”) is a trademark of The McGraw-Hill Companies, Inc., and have been licensed for use by the Trust. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors. Neither S&P nor its third party licensors makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P Indices to track general stock market performance. S&P’s only relationship to the Funds is the licensing of certain trademarks and trade names of S&P and the third party licensors and of the S&P Indices which are determined, composed and calculated by S&P or its third party licensors without regard to the Funds. S&P has no obligation to take the needs of the Funds or the owners of the Funds into consideration in determining, composing or calculating the S&P Indices. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination the net asset value of the Funds. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE S&P INDICES OR

68	DIREXION SHARES ETF TRUST PROSPECTUS

ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE S&P INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems Shares only in large blocks of Shares called “Creation Units.”

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund that are listed for trading on the secondary market on the Exchanges can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 50,000 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “oddlots” at no per-share price differential.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

The Funds’ Exchange trading symbols are as follows:

Fund	Symbol
Direxion All Cap Insider Sentiment Shares	KNOW
Direxion Large Cap Insider Sentiment Shares	INSD
Direxion Primary Tactical Advantage Shares
Direxion S&P 1500® RC Volatility Response Shares	VSPR
Direxion S&P 600® RC Volatility Response Shares
Direxion S&P 500® RC Volatility Response Shares	VSPY
Direxion S&P Latin America 40 RC Volatility Response Shares	VLAT
Direxion NASDAQ Volatility Response Shares	QVOL
Direxion Wireless Communications Shares
Direxion NASDAQ-100® Equal Weighted Index Shares	QQQE
Direxion Auto Shares	DRVE

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units, as discussed in the “Creations, Redemptions and Transaction Fees” section below. A Creation Unit consists of 50,000 Shares.

For information about acquiring Shares through a secondary market purchase, please contact your broker. If you wish to sell Shares of a Fund on the secondary market, you must do so through your broker.

Book Entry. Shares are held in book-entry form, which means that no stock certificates are issued. The DTC or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of the DTC or its participants. DTC serves as the securities depository for all Shares. Participants in the DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” through your brokerage account.

DIREXION SHARES ETF TRUST PROSPECTUS	69

ABOUT YOUR INVESTMENT

Share Price of the Funds

A Fund’s share price is known as its NAV. Each Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time, each day the NYSE is open for business (“Business Day.”) The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The NYSE may close early on the Business Day before each of these holidays and on the day after Thanksgiving Day. NYSE holiday schedules are subject to change without notice.

If the exchange or market on which a Fund’s investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated. The value of a Fund’s assets that trade in markets outside the United States or in currencies other than the U.S. dollar may fluctuate when foreign markets are open but the Funds are not open for business.

Share price is calculated by dividing a Fund’s net assets by its shares outstanding. In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by the Fund, is determined to be unreliable, or (to the Adviser’s knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at fair value estimates by the Adviser under guidelines established by the Board of Trustees. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as provided by an independent pricing service or reporting agency. The Funds also rely on a pricing service in circumstances where the U.S. securities markets exceed a pre-determined threshold to value foreign securities held in the Fund’s portfolio. The pricing service, its methodology or the threshold may change from time to time. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair Value Pricing. Securities are priced at a fair value as determined by the Adviser, under the oversight of the Board of Trustees, when reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, the Adviser believes that the market price is stale, or an event that affects the value of an instrument (a “Significant Event”) has occurred since closing prices were established, but before the time as of which the Funds calculate their NAVs. Examples of Significant Events may include: (1) events that relate to a single issuer or to an entire market sector; (2) significant fluctuations in domestic or foreign markets; or (3) occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions. If such Significant Events occur, the Funds may value the instruments at fair value, taking into account such events when it calculates each Fund’s NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. In addition, the Funds may also fair value an instrument if trading in a particular instrument is halted and does not resume prior to the closing of the exchange or other market.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, Rafferty compares the market quotation to the fair value price to evaluate the effectiveness of the Funds’ fair valuation procedures and will use that market value in the next calculation of NAV.

Rule 12b-1 Fees

The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No 12b-1 fees are currently paid by any Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

70	DIREXION SHARES ETF TRUST PROSPECTUS

SHORT-TERM TRADING

Rafferty expects that some portion of the Funds’ assets may come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading of Fund Shares could increase the rate of creations and redemptions of Fund Shares and the Funds’ portfolio turnover, which could involve correspondingly adverse tax consequences to a Fund’s shareholders. Although the Funds reserve the right to reject any purchase orders or suspend the offering of Shares, the Funds do not currently impose any trading restrictions on frequent trading nor actively monitor for trading abuses.

CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Creation Units. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. These investors are known as “Authorized Participants.” Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units.

Purchase of Creation Units. To purchase Creation Units directly from a Fund, you must deposit with the Fund a basket of securities and/or cash. Each Business Day, prior to the opening of trading on the Exchanges, an agent of the Fund (“Index Receipt Agent”) will make available through the NSCC a list of the names and number of shares of each security, if any, to be included in that day’s creation basket (“Deposit Securities”). The identity and number of shares of the Deposit Securities required for a Creation Unit will change from time to time. Each Fund reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Balancing Amount (defined below) to replace any Deposit Security that may not be available in sufficient quantity for delivery, eligible for transfer through the clearing process (discussed below) or the Federal Reserve System or eligible for trading by an Authorized Participant or the investor for which it is acting. For such custom orders, “cash in lieu” may be added to the Balancing Amount (defined below). The Balancing Amount and any “cash in lieu” must be paid to the Trust on or before the third Business Day following the Transmittal Date. You must also pay a Transaction Fee, described below, in cash.

In addition to the in-kind deposit of securities, Authorized Participants will either pay to, or receive from, a Fund an amount of cash referred to as the “Balancing Amount.” The Balancing Amount is the amount equal to the differential, if any, between the market value of the Deposit Securities and the NAV of a Creation Unit. The Fund will publish, on a daily basis, information about the previous day’s Balancing Amount. The Balancing Amount may, at times, represent a significant portion of the aggregate purchase price (or, in the case of redemptions, the redemption proceeds). This is because the mark-to-market value of the financial instruments held by the Funds will be included in the Balancing Amount (not in the Deposit Basket or Redemption Basket).

All purchase orders for Creation Units must be placed by or through an Authorized Participant. Purchase orders will be processed either through a manual clearing process run at the DTC (“Manual Clearing Process”) or through an enhanced clearing process (“Enhanced Clearing Process”) that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”). Authorized Participants that do not use the Enhanced Clearing Process will be charged a higher Transaction Fee (discussed below). A purchase order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent’s automated system, telephone, facsimile or other means permitted under the Participant Agreement, in order to receive that day’s NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash in an amount up to 115% of the market value of the missing Deposit Securities. Any such transaction effected with the Trust must be effected using the Manual Clearing Process consistent with the terms of the Authorized Participant Agreement.

Redemption of Creation Units. Redemption proceeds will be paid either in cash or in-kind with a basket of securities (“Redemption Securities”). In most cases, Redemption Securities will be the same as Deposit Securities on a given day. There will be times, however, when the Deposit and Redemption Securities differ. The composition of the Redemption Securities will be available through the NSCC. Each Fund reserves the right to honor a redemption request with a non-conforming redemption basket.

DIREXION SHARES ETF TRUST PROSPECTUS	71

If the value of a Creation Unit is higher than the value of the Redemption Securities, you will receive from the Fund a Balancing Amount in cash. If the value of a Creation Unit is lower than the value of the Redemption Securities, you will be required to pay to the Fund a Balancing Amount in cash. If you are receiving a Balancing Amount, the amount due will be reduced by the amount of the applicable Transaction Fee.

As with purchases, redemptions may be processed either through the Manual Clearing Process or the Enhanced Clearing Process. A redemption order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent’s automated system, telephone, facsimile or other means permitted under the Participant Agreement, in order to receive that day’s NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

An investor may request a redemption in cash, which a Fund may in its sole discretion permit. Investors that elect to receive cash in lieu of one or more of the Redemption Securities are subject to an additional charge. Redemptions of Creation Units for cash (when available) and/or outside of the Enhanced Clearing Process also require the payment of an additional charge.

Transaction Fees on Creation and Redemption Transactions. Each Fund will impose Transaction Fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total Transaction Fee on transactions in Creation Units. A fixed Transaction Fee is applicable to each creation and redemption transaction, regardless of the number of Creation Units transacted. A variable Transaction Fee based upon the value of each Creation Unit also is applicable to each redemption transaction. Purchasers and redeemers of Creation Units of the Funds effected through the Manual Clearing Process are required to pay an additional charge to compensate for brokerage and other expenses. In addition, purchasers of Creation Units are responsible for payment of the costs of transferring the Deposit Securities to the Trust. However, in no instance will the fees charged exceed 2% of the value of the Creation Units subject to the transaction. Redeemers of Creation Units are responsible for the costs of transferring securities from the Trust. Investors who use the services of a broker or other such intermediary may pay additional fees for such services. In addition, Rafferty may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services.

The table on the next page summarizes the components of the Transaction Fees.

Direxion Shares ETF Trust	Fixed Transaction Fee			Maximum Additional Charge for Purchases and Redemptions*
		In-Kind	Cash
	NSCC	Outside NSCC	Outside NSCC
Direxion All Cap Insider Sentiment Shares	$500	Up to 300% of NSCC Amount	$500	Up to 0.15%
Direxion Large Cap Insider Sentiment Shares	$500	Up to 300% of NSCC Amount	$500	Up to 0.15%
Direxion Primary Tactical Advantage Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion S&P 1500® RC Volatility Response Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion S&P 600® RC Volatility Response Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion S&P 500® RC Volatility Response Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion S&P Latin America 40 RC Volatility Response Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion NASDAQ Volatility Response Shares	$500	Up to 300% of NSCC Amount	$500	Up to 0.15%
Direxion Wireless Communication Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion NASDAQ-100® Equal Weighted Index Shares	$500	Up to 300% of NSCC Amount	$500	Up to 0.15%
Direxion Auto Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%

*	As a percentage of the amount invested.

MANAGEMENT OF THE FUNDS

Rafferty provides investment management services to the Funds. Rafferty has been managing investment companies since 1997. Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004. As of December 31, 2011, the Adviser had approximately $7.8 billion in assets under management.

72	DIREXION SHARES ETF TRUST PROSPECTUS

Under an investment advisory agreement between the Trust and Rafferty, the Funds pay Rafferty the following fees at an annualized rate based on a percentage of the Funds’ daily net assets:

Advisory Fees Charged
All Funds	0.45%
Direxion Wireless Communications Shares & Direxion Auto Shares	0.35%
Direxion NASDAQ-100® Equal Weighted Index Shares	0.30%

A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreements for the Funds is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2011.

An investment team of Rafferty employees has the day-to-day responsibility for managing the Funds. The investment team generally decides the target allocation of each Fund’s investments and on a day-to-day basis, an individual portfolio manager executes transactions for the Funds consistent with the target allocation. The portfolio managers rotate among the Funds periodically so that no single portfolio manager is responsible for a specific Fund for extended periods of time. Paul Brigandi, each Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Funds.

Mr. Brigandi has been a Portfolio Manager at Rafferty since June 2004. Mr. Brigandi was previously involved in the equity trading training program for Fleet Boston Financial Corporation from August 2002 to April 2004. Mr. Brigandi is a 2002 graduate of Fordham University.

The Funds’ SAI provides additional information about the investment team members’ compensation, other accounts they manage and their ownership of securities in the Funds.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

OTHER SERVICE PROVIDERS

Foreside Fund Services, LLC (“Distributor”) serves as the Funds’ distributor. Bank of New York Mellon serves as the Funds’ transfer agent, administrator, custodian and index receipt agent. The Distributor is not affiliated with the Adviser, Rafferty or the Funds’ transfer agent.

PAYMENTS BY RAFFERTY

Rafferty may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. These payments may be made from profits received by Rafferty from management fees paid to Rafferty by the Funds. Such activities by Rafferty may provide incentives to financial institutions to purchase or market shares of the Funds. Additionally, these activities may give Rafferty additional access to sales representatives of such financial institutions, which may increase sales of a Fund’s shares.

DISTRIBUTIONS

Fund Distributions. Each Fund pays out dividends from its net investment income, and distributes any net capital gains, to its shareholders at least annually. Each Fund is authorized to declare and pay capital gain distributions in additional Shares thereof or in cash. The Funds may have high portfolio turnover, which will cause the Funds to generate significant amounts of taxable income. The Funds will generally need to distribute this income in order to satisfy certain tax requirements. As a result of a Fund’s high portfolio turnover, a Fund could make large and/or frequent distributions.

Dividend Reinvestment Service. Brokers may make the DTC book-entry dividend reinvestment service (“Reinvestment Service”) available to their customers who are shareholders of a Fund. If the Reinvestment Service is used with respect to a Fund, its distributions of both net income and capital

DIREXION SHARES ETF TRUST PROSPECTUS	73

gains will automatically be reinvested in additional and fractional Shares thereof purchased in the secondary market. Without the Reinvestment Service, investors will receive Fund distributions in cash, except as noted above under “Fund Distributions.” To determine whether the Reinvestment Service is available and whether there is a commission or other charge for using the service, consult your broker. Fund shareholders should be aware that brokers may require them to adhere to specific procedures and timetables to use the Reinvestment Service.

TAXES

As with any investment, you should consider the tax consequences of buying, holding, and disposing of Shares. The tax information in this Prospectus is only a general summary of some important federal tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the Funds’ activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Funds and to an investment in Shares.

Fund distributions to you and your sale of your Shares will have tax consequences to you unless you hold your Shares through a tax-exempt entity or tax-deferred retirement arrangement, such as an individual retirement account or 401(k) plan.

Each Fund intends to qualify each year for taxation as a “regulated investment company.” If a Fund so qualifies and satisfies certain distribution requirements, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends or capital gain distributions.

Taxes on Distributions. Dividends from a Fund’s investment company taxable income — generally, the sum of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid — will be taxable to you as ordinary income to the extent of its earnings and profits, whether they are paid in cash or reinvested in additional Shares. However, dividends a Fund pays to you through 2012 that are attributable to its “qualified dividend income” (i.e., dividends it receives on stock of most domestic and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) generally will be subject to federal income tax at a maximum of 15% if you are an individual, trust, or estate and satisfy those restrictions with respect to your Shares. A portion of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations — the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding real estate investment trusts) and excludes dividends from foreign corporations — subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

Distributions of a Fund’s net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) that it recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2013, will be taxable to you as long-term capital gains, at a maximum rate of 15% if you are an individual, trust, or estate, regardless of your holding period for the Shares on which they are paid and regardless of whether they are paid in cash or reinvested in additional Shares. A Fund’s capital gain distributions may vary considerably from one year to the next as a result of its investment activities and cash flows and the performance of the markets in which it invests.

Distributions in excess of a Fund’s current and accumulated earnings and profits first will reduce your adjusted tax basis in your Shares and, after that basis is reduced to zero, will constitute capital gain. That capital gain will be long-term capital gain, and thus will be taxed at a maximum rate of 15% (if you are an individual, trust, or estate) through 2012, if the distributions are attributable to Shares you held for more than one year.

In general, distributions are subject to federal income tax for the year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

Because of the possibility of high portfolio turnover, the Funds may generate significant amounts of taxable income. Accordingly, the Funds may need to make large and/or frequent distributions. A substantial portion of this income is typically short-term capital gain or loss which will generally be treated as ordinary income when distributed to shareholders.

Fund distributions to tax-deferred or qualified plans, such as an IRA, retirement plan or pension plan, generally will not be taxable. However, distributions from such plans will be taxable to the individual participant notwithstanding the character of the income earned by the qualified plan. Please

74	DIREXION SHARES ETF TRUST PROSPECTUS

consult a tax advisor for a more complete explanation of the federal, state, local and foreign tax consequences of investing in a Fund through such a plan.

Taxes When Shares are Sold. Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year, taxable at the maximum 15% rate mentioned above if you are an individual, trust, or estate; otherwise, it will be treated as short-term capital gain. However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of capital gain distributions received with respect to those Shares. In addition, all or a portion of any loss recognized on a sale or exchange of Shares will be disallowed to the extent other Shares of the same Fund are purchased (whether through reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date of the sale or exchange; in that event, the basis in the newly purchased Shares will be adjusted to reflect the disallowed loss.

Holders of Creation Units. A person who purchases Shares of a Fund by exchanging securities for a Creation Unit generally will recognize capital gain or loss equal to the difference between the market value of the Creation Unit and the person’s aggregate basis in the exchanged securities, adjusted for any Balancing Amount paid or received. A shareholder who redeems a Creation Unit generally will recognize gain or loss to the same extent and in the same manner as described above under “Taxes When Shares are Sold.”

Miscellaneous. A Fund must withhold and remit to the U.S. Treasury 28% of dividends and capital gain distributions otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the social security or other taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from a Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

You may also be subject to state and local taxes on Fund distributions and dispositions of Shares.

Non-U.S. Shareholders. “A “non-U.S. shareholder” is an investor that, for federal income tax purposes, is a nonresident alien individual, a foreign corporation or a foreign estate or trust. Except where discussed otherwise, this disclosure assumes that a non-U.S. shareholder’s ownership of Shares in a Fund is not effectively connected with a trade or business conducted by such non-U.S. shareholder in the United States. This disclosure does not address non-U.S. shareholders who are present in the United States for 183 days or more during the taxable year. Such shareholders should consult their tax advisors with respect to the particular tax consequences to them of an investment in a Fund. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders should consult their tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Dividends paid by a Fund to non-U.S. shareholders will be subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income (other than “qualified interest income” or “short-term capital gains,” as described below). In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an Internal Revenue Service (“IRS”) Form W-8BEN (or substitute form) certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation’s earnings and profits attributable to such dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).

In general, federal income tax will not apply to gain realized on the sale or other disposition of shares of a Fund or to any Fund distributions designated as capital gain dividends, short-term capital gain dividends, or interest-related dividends.

The exemption for short-term capital gain dividends and interest-related dividends applies only with respect to a Fund taxable year ending on or before October 31, 2012, unless legislation is enacted extending this exemption to later taxable years. “Short-term capital gain dividends” are dividends that are attributable to short-term capital gain realized by the Fund (generally, the excess of a Fund’s net short-term capital gain over long-term capital loss for such taxable year, computed with certain adjustments). “Interest-related dividends” are dividends that are attributable to certain original discount, interest on obligations in registered form (with certain exceptions), interest on deposits derived from U.S. sources and any interest-related dividend from another regulated investment company, reduced by

DIREXION SHARES ETF TRUST PROSPECTUS	75

expenses that are allocable to such income. Depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as short-term capital gain dividends and interest-related dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.

In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as a short-term capital gain dividend or an interest-related dividend. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate. See the discussion of backup withholding under “Miscellaneous” above.

More information about taxes is in the Funds’ SAI.

76	DIREXION SHARES ETF TRUST PROSPECTUS

FINANCIAL HIGHLIGHTS

The Direxion Large Cap Insider Sentiment Shares and the Direxion All Cap Insider Sentiment Shares have not yet completed their initial fiscal year.

No financial information is available for the Direxion Primary Tactical Advantage Shares, Direxion S&P 1500® RC Volatility Response Shares, Direxion S&P 600® RC Volatility Response Shares, Direxion S&P 500® RC Volatility Response Shares, Direxion S&P Latin America 40 RC Volatility Response Shares, Direxion NASDAQ-100® Equal Weighted Index Shares, Direxion NASDAQ Volatility Response Shares, Direxion Wireless Communications Shares and the Direxion Auto Shares, because those Funds had not commenced operations prior to the date of this Prospectus.

DIREXION SHARES ETF TRUST PROSPECTUS	77

PROSPECTUS

33 Whitehall Street, 10th Floor	New York, New York 10004	866-476-7523

MORE  INFORMATION ON THE DIREXION SHARES ETF TRUST

Statement of Additional Information (“SAI”):

The Funds’ SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (“SEC”).

Annual and Semi-Annual Reports to Shareholders:

The Funds’ reports will provide additional information on the Funds’ investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds’ performance during that period.

To Obtain the SAI or Fund Reports Free of Charge:

Write to:	Direxion Shares ETF Trust
33 Whitehall Street, 10th Floor
New York, New York 10004
Call:	866-476-7523
By Internet:	www.direxionshares.com

These documents and other information about the Funds can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Funds may be viewed on screen or downloaded from the EDGAR Database on the SEC’s website at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

SEC File Number: 811-22201

DIREXION SHARES ETF TRUST

STATEMENT OF ADDITIONAL INFORMATION

33 Whitehall Street, 10th Floor

New York, New York 10004

866-476-7523

The Direxion Shares ETF Trust (“Trust”) is an investment company that offers shares of a variety of exchange-traded funds (each a “Fund” and collectively, the “Funds”) to the public. The shares of the Funds (“Shares”) offered in this Statement of Additional Information (“SAI”) trade, or will trade, on the NYSE Arca, Inc. or The NASDAQ Stock Market LLC. This SAI relates to the Funds listed below.

Domestic Equity Index Funds

Direxion All Cap Insider Sentiment Shares (KNOW)

Direxion Large Cap Insider Sentiment Shares (INSD)

Direxion Primary Tactical Advantage Shares

Direxion S&P 1500® RC Volatility Response Shares (VSPR)

Direxion S&P 600® RC Volatility Response Shares

Direxion S&P 500® RC Volatility Response Shares (VSPY)

International Funds

Direxion S&P Latin America 40 RC Volatility Response Shares (VLAT)

Sector Funds

Direxion NASDAQ-100® Equal Weighted Index Shares (QQQE)

Direxion NASDAQ Volatility Response Shares (QVOL)

Direxion Wireless Communication Shares

Direxion Auto Shares (DRVE)

February 28, 2012

This SAI, as dated above, is not a prospectus. It should be read in conjunction with the Funds’ prospectus dated February 28, 2012 (“Prospectus”). This SAI is incorporated by reference into the Prospectus. In other words, it is legally part of the Prospectus. To receive a copy of the Prospectus, without charge, write or call the Trust at the address or telephone number listed above.

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THE DIREXION SHARES ETF TRUST

The Trust is a Delaware statutory trust organized on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of 134 separate series or “Funds.”

The Funds seek to provide investment results, before fees and expenses, which correspond to the performance of a particular index or benchmark.

Each Fund issues and redeems Shares only in large blocks of Shares called “Creation Units.” Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of certain of the Funds are listed for trading on the secondary market on an exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per-share price differential. Investors may acquire Shares directly from each Fund, and shareholder may tender their Shares for redemption directly to each Fund, only in Creation Units of 50,000 Shares, as discussed in the “Purchases and Redemptions” section below.

The Funds offered in this SAI trade, or will trade, on the NYSE Arca, Inc. and/or The NASDAQ Stock Market LLC (each an “Exchange” and collectively, the “Exchanges”).

CLASSIFICATION OF THE FUNDS

Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. A Fund is considered “non-diversified” because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that a Fund assumes large positions in the securities of a small number of issuers, the Fund’s net asset value (“NAV”) may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

Each Fund’s classification as a “non-diversified” series means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to meet certain tax-related diversification standards at the end of each quarter of its taxable year.

EXCHANGE LISTING AND TRADING

The Shares of certain of the Funds will be listed on an Exchange. If the Shares (which are redeemable only when aggregated in Creation Units) trade on an Exchange, they may trade at prices that differ to some degree from their net asset value. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of Shares of each Fund will continue to be met. An Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of an Exchange, makes further dealings on an Exchange inadvisable. An Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As is the case of other stocks traded on each Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

The trading prices of each Fund’s shares in the secondary market generally differ from each Fund’s daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) may, from time to time, make payments to certain market makers in the Trust’s shares. Information regarding the intraday value of shares of each Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout the trading day by the

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national securities exchange on which a Fund is listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund as a particular point in time, nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The quotations of certain Fund holdings may not be updated during U.S. trading hours is such holdings do not trade in the U.S. The Funds are not involved in, nor responsible for, the calculation or dissemination of the IOPV and make no representations or warranty as to its accuracy.

INVESTMENT POLICIES AND TECHNIQUES

The Funds generally invest at least 80% of their net assets (plus any borrowings for investment purposes) in the securities of an index and/or: investments that have economic characteristics that are substantially identical to the economic characteristics of the securities of their respective Index. The Funds may also invest up to 20% of their assets in financial instruments that provide leveraged and unleveraged exposure to their respective index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps collars and floors; swap agreements; forward contracts; short positions; reverse purchase agreements; exchange-traded funds (“ETFs”) and other financial instruments. The Funds also generally hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. In particular, the Funds below seek to track the following investment indices or benchmarks:

Fund	Index or Benchmark
Direxion Large Cap Insider Sentiment Shares	Sabrient Large-Cap Insider/Analyst Quant-Weighted Index
Direxion All Cap Insider Sentiment Shares	Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index
Direxion Primary Tactical Advantage Shares	Dow Jones Golden Cross Index
Direxion S&P 1500® RC Volatility Response Shares	S&P Composite 1500® Dynamic Rebalancing Risk Control Index
Direxion S&P 600® RC Volatility Response Shares	S&P Small Cap 600® Dynamic Rebalancing Risk Control Index
Direxion S&P 500® RC Volatility Response Shares	S&P 500® Dynamic Rebalancing Risk Control Index
Direxion S&P Latin America 40 RC Volatility Response Shares	S&P Latin America 40 Dynamic Rebalancing Risk Control Index
Direxion NASDAQ-100® Equal Weighted Index Shares	NASDAQ-100® Equal Weighted Index
Direxion NASDAQ Volatility Response Shares	DWS NASDAQ-100® Volatility Target Index
Direxion Wireless Communications Shares	Dow Jones Global Mobile Communications Index
Direxion Auto Shares	Dow Jones Automobiles & Parts Titans 30 Index

With the exception of limitations described in the “Investment Restrictions” section below, each Fund may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund’s objective.

This section provides a description of the securities in which a Fund may invest to achieve its investment objective, the strategies it may employ and the corresponding risks of such securities and strategies. The greatest risk of investing in an ETF is that its returns will fluctuate and you could lose money. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets. Both domestic and foreign equity markets could experience increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue. The U.S. government has already taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.

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Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continued market turbulence may have an adverse effect on the Funds.

Bank Obligations

Money Market Instruments. The Funds may invest in bankers’ acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”). The Funds also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely a Fund’s ability to resell when it deems advisable to do so.

A Fund may invest in foreign money market instruments, which typically involve more risk that investing in U.S. money market instruments. See “Foreign Securities” below. These risks include, among others, higher brokerage commissions, less public information, and less liquid markets in which to sell and meet large shareholder redemption requests.

Bankers’ Acceptances. Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.” The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

Certificates of Deposit (“CDs”). The FDIC is an agency of the U.S. government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

Commercial Paper. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. A Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor’s® Ratings Services (“S&P®”) or Prime-1 or Prime-2 by Moody’s Investors Service®, Inc. (“Moody’s”), and in other lower quality commercial paper.

Caps, Floors and Collars

The Funds may enter into caps, floors and collars relating to securities, interest rates or currencies. In a cap or floor, the buyer pays a premium (which is generally, but not always a single up-front amount) for the right to receive payments from the other party if, on specified payment dates, the applicable rate, index or asset is greater than (in the case of a cap) or less than (in the case of a floor) an agreed level, for the period involved and the applicable notional amount. A collar is a combination instrument in which the same party buys a cap and sells a floor. Depending upon the terms of the cap and floor comprising the collar, the premiums will partially or entirely offset each other. The notional amount of a cap, collar or floor is used to calculate payments, but is not itself exchanged. The Funds may be both buyers and sellers of these instruments. In addition, the Funds may engage in combinations of put and call options on securities (also commonly known as collars), which may involve physical delivery of securities. Like swaps, caps, floors and collars are very flexible products. The terms of the transactions entered by the Funds may vary from the typical examples described here.

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Corporate Debt Securities

A Fund may invest in investment grade corporate debt securities of any rating or maturity. Investment grade corporate bonds are those rated BBB or better by S&P® or Baa or better by Moody’s. Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. See Appendix A for a description of corporate bond ratings. A Fund may also invest in unrated securities.

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Depositary Receipts

To the extent a Fund invests in stocks of foreign corporations, a Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

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Fund investments in depositary receipts, which include ADRs, GDRs and EDRs, are deemed to be investments in foreign securities for purposes of a Fund’s investment strategy.

Equity Securities

Common Stocks. A Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities. A Fund may invest in convertible securities that may be considered high yield securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. When investing in convertible securities, a Fund may invest in the lowest credit rating category.

Preferred Stock. A Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. When investing in preferred stocks, a Fund may invest in the lowest credit rating category.

Warrants and Rights. A Fund may purchase warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration, but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Foreign Currencies

A Fund may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks not least being the fluctuation of foreign currency exchange rates with respect to the U.S. dollar. Exchange rates fluctuate for a number of reasons.

Inflation. Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation, long-term results may be the opposite.

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Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.

Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal.

The value of a Fund’s investments is calculated in U.S. dollars each day that the New York Stock Exchange is open for business. As a result, to the extent that a Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, a Fund’s NAV per share as expressed in U.S. dollars (and, therefore, the value of your investment) should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur.

The currency-related gains and losses experienced by a Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of a Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in a Fund’s assets also will be affected by the net investment income generated by the money market instruments in which each Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

A Fund may incur currency exchange costs when it sells instruments denominated in one currency and buy instruments denominated in another.

Currency Transactions. A Fund conducts currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. A Fund also enters into forward currency contracts. See “Options, Futures and Other Strategies” below. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

A Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the Adviser is trying to duplicate. For example, the combination of U.S. dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.

A Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.

A Fund may use forward currency contracts for position hedging if consistent with its policy of trying to expose its net assets to foreign currencies. A Fund is not required to enter into forward currency contracts for hedging

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purposes and it is possible that a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that a Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible, under certain circumstances, that a Fund may have to limit its currency transactions to qualify as a “regulated investment company” under Subchapter M of Chapter 16/Subtitle A of the Internal Revenue Code of 1986, as amended (“Code”)(“RIC”). See “Dividends, Other Distributions and Taxes.”

A Fund currently does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If a Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, a Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, a Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Since a Fund invests in money market instruments denominated in foreign currencies, it may hold foreign currencies pending investment or conversion into U.S. dollars. Although a Fund values its assets daily in U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund will convert its holdings from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if a Fund tries to resell the currency to the dealer.

Foreign Currency Options. A Fund may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter (“OTC”) market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. OTC options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Foreign Currency Exchange-Related Securities.

Foreign currency warrants. Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the Euro. The formula used to determine the amount payable upon exercise of a foreign

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currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Principal exchange rate linked securities. Principal exchange rate linked securities (“PERLsSM”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance indexed paper. Performance indexed paper (“PIPsSM”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Foreign Securities

A Fund may have both direct and indirect exposure through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to foreign securities. In most cases, the best available market for foreign securities will be on exchanges or in OTC markets located outside the United States.

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Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

Developing and Emerging Markets. Emerging and developing markets abroad may offer special opportunities for investing but may have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

Hybrid Instruments

A Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. A hybrid could be, for example, a bond issued by an oil company that pays a small base level of interest, in addition to interest that accrues when oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of a Fund.

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Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investment in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Illiquid Investments and Restricted Securities

Each Fund may purchase and hold illiquid investments. No Fund will purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), which the Board of Trustees (“Board” or “Trustees”) or Rafferty, the Funds’ investment adviser, has determined under Board-approved guidelines are liquid. No Fund, however, currently anticipates investing in such restricted securities.

The term “illiquid investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days; (2) securities for which market quotations are not readily available; (3) OTC options and their underlying collateral; (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; and (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board; and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that a Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on NAV.

Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities, and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

Indexed Securities

A Fund may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See “Illiquid Investments and Restricted Securities” above.

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Total Return Swaps

A Fund may enter into total return swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account maintained by an approved custodian, Rafferty believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions. The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each total return swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by each Fund’s custodian. A Fund will not enter into any total return swap unless Rafferty believes that the other party to the transaction is creditworthy. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

Options, Futures and Other Strategies

General. A Fund may use certain options (traded on an exchange or OTC, or otherwise), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes or to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”). In addition, a Fund’s ability to use Financial Instruments will be limited by tax considerations. See “Dividends, Other Distributions and Taxes.” Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, each Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty may utilize these opportunities to the extent that they are consistent with a Fund’s investment objective and permitted by a Fund’s investment limitations and applicable regulatory authorities. A Fund’s Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon Rafferty’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction. Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

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(3) As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that a Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Cover. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, the Bank of New York Mellon (“BNYM”), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover or accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange® (“CBOE®”), the NYSE Arca, Inc.and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option,

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it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Risks of Options on Currencies and Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from which it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500® Index, the NYSE Composite Index or the AMEX® Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from a Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount

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of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to a Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require a Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Forward Contracts. The Funds may enter into equity, equity index or interest rate forward contracts for purposes of attempting to gain exposure to an index or group of securities without actually purchasing these securities, or to hedge a position. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date. Because they are two-party contracts and because they may have terms greater than seven days, forward contracts may be considered to be illiquid for the Fund’s illiquid investment limitations. A Fund will not enter into any forward contract unless Rafferty believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor.

Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. A Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if

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all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the

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commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Combined Positions. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Other Investment Companies

Open-End and Closed-End Investment Companies. The Funds may invest in shares of open-end and closed-end investment companies in accordance with the investment restrictions in the 1940 Act. Shares of an ETF that has received exemptive relief from the SEC to permit other funds to invest in the shares without these limitations are excluded from such restrictions. A Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company’s advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company. To the extent that a Fund invests in open-end or closed-end investment companies that invest primarily in the securities of companies located outside the United States, see the risks related to foreign securities set forth above.

Exchange-Traded Funds. The Funds may invest in ETFs, which are registered investment companies, partnerships or trusts that are bought and sold on a securities exchange. A Fund may also invest in exchange-traded notes (“ETN”), which are structured debt securities. Additionally, a Fund may invest in swap agreements referencing ETFs. Whereas ETFs’ liabilities are secured by their portfolio securities, ETNs’ liabilities are unsecured general obligations of the issuer. Most ETFs and ETNs are designed to track a particular market segment or index. ETFs and ETNs share expenses associated with their operation, typically including, with respect to ETFs, advisory fees. When a Fund invests in an ETF or ETN, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF’s or ETN’s expenses. The risks of owning an ETF or ETN generally reflect the risks of owning the underlying securities the ETF or ETN is designed to track, although lack of liquidity in an ETF or ETN could result in it being more volatile than the underlying portfolio of securities. If a Fund invests in ETFs or swap agreements referencing ETFs, the underlying ETFs may not necessarily track the same index as the Fund. In addition, because of ETF or ETN expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF or ETN. The value of an ETN security should also be expected to fluctuate with the credit rating of the issuer.

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Payment-In-Kind Securities and Strips

A Fund may invest in payment-in-kind securities and strips of any rating or maturity. Payment-in-kind securities allow the issuer, at its option, to make current interest payments on the bonds either in cash or in bonds. Both zero-coupon securities and payment-in-kind securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments to satisfy distribution requirements. A Fund may also invest in strips, which are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero-coupon securities. Like zero-coupon securities and payment-in-kind securities, strips are generally more sensitive to interest rate fluctuations than interest paying securities of comparable term and quality.

Repurchase Agreements

A Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. government security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during a Fund’s holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. No Fund may enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See “Illiquid Investments and Restricted Securities” above.

A Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by a Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, a Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by a Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to repurchase the security. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

Reverse Repurchase Agreements

A Fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities a Fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities. During that time, a Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of a Fund’s limitation on borrowing.

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Short Sales

A Fund may engage in short sale transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed stock, a Fund will: (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short; or (2) otherwise cover a Fund’s short position.

Swap Agreements

A Fund may enter into swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. A Fund also will establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s illiquid investment limitations. A Fund will not enter into any swap agreement unless Rafferty believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

A Fund may enter into a swap agreement with respect to an equity market index in circumstances where Rafferty believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount.

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The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. Government Sponsored Enterprises (“GSE”)

GSE securities are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Some obligations issued by GSEs and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. Those securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. government currently provides financial support to such GSEs or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

Certain U.S. government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. Others, such as securities issued by the Fannie Mae© and Freddie Mac©, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to GSEs or instrumentalities if it is not legally obligated to do so. A fund will invest in securities of such instrumentalities only when Rafferty is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

U.S. Government Securities

A Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

U.S. government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Federal National Mortgage Association (“Fannie Mae©”), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association (“Ginnie Mae®”), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks the Federal Home Loan Mortgage Corporation (“Freddie Mac©”), the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association (“Sallie Mae©”).

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Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of a Fund’s portfolio investments in these securities.

When-Issued Securities

A Fund may enter into firm commitment agreements for the purchase of securities on a specified future date. A Fund may purchase, for example, new issues of fixed-income instruments on a when-issued basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of transaction. A Fund will not purchase securities on a when-issued basis if, as a result, more than 15% of its net assets would be so invested. If a Fund enters into a firm commitment agreement, liability for the purchase price and the rights and risks of ownership of the security accrue to a Fund at the time it becomes obligated to purchase such security, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of such an agreement would be to obligate a Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time a Fund is obligated to purchase such a security, it will be required to segregate assets with an approved custodian in an amount sufficient to settle the transaction.

Other Investment Risks and Practices

Borrowing. A Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Fund’s NAV and on a Fund’s investments. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

A Fund may borrow money to facilitate management of a Fund’s portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

Lending Portfolio Securities.

Each Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities, shares of registered and unregistered money market funds and cash as collateral with a Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. The value of this collateral could decline, causing the Fund to experience a loss. While a Fund’s portfolio securities are on loan, a Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or

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fee income if the loan is otherwise collateralized. A Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on a four-business days notice or by the borrower on a one-day notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. A Fund could lose money from securities lending if, for example, it is delayed or prevented from selling the collateral after a loan is made, in recovering the securities loaned or if the Fund incurs losses on the reinvestment of cash collateral. Each Fund currently has no intention of lending its portfolio securities.

Portfolio Turnover. The Trust anticipates that each Fund’s annual portfolio turnover will vary. A Fund’s portfolio turnover rate is calculated by the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of a Fund’s investments may have a remaining maturity of less than one year; in that case, the portfolio turnover rate for that period would be equal to zero. However, each Fund’s portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund’s shareholders resulting from its distributions of increased net capital gains, if any, recognized as a result of the sales. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Risk of Tracking Error

Several factors may affect a Fund’s ability to track the performance of its applicable index. Among these factors are: (1) Fund expenses, including brokerage expenses and commissions (which may be increased by high portfolio turnover); (2) less than all of the securities in the target index being held by a Fund and securities not included in the target index being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the cash market comprising an index; (4) bid-ask spreads; (5) a Fund holding instruments that are illiquid or the market for which becomes disrupted; and (6) the need to conform a Fund’s portfolio holdings to comply with that Fund’s investment restrictions or policies, or regulatory or tax law requirements.

While index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviation, such as on a daily basis, does occur with these instruments. As a result, a Fund’s short-term performance will reflect such deviation from its target index.

INVESTMENT RESTRICTIONS

The Trust, on behalf of each Fund, has adopted the following investment policies which are fundamental policies that may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act. As defined by the 1940 Act, a “vote of a majority of the outstanding voting securities of the Fund” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Each Fund’s investment objective is a non-fundamental policy of the Fund. Non-fundamental policies may be changed by the Board without shareholder approval.

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For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

Each Fund may not:

1.	Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.	Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3.	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	Except for any Fund that is “concentrated” in an industry or group of industries within the meaning of the 1940 Act, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

5.	Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

6.	Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts and other financial instruments.

7.	Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or other investment company securities.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, Rafferty is responsible for decisions to buy and sell securities for each Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that a Fund may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer’s “spread,” the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

In effecting portfolio transactions for a Fund, Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available. With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to a Fund or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. Each Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and Rafferty from obtaining a

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high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty may use research and services provided to it by brokers in servicing all Funds; however, not all such services may be used by Rafferty in connection with a Fund. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty, this information and these services are of indeterminable value and would not reduce Rafferty’s investment advisory fee to be paid by a Fund.

Purchases and sales of U.S. government securities normally are transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

No brokerage commissions are provided for the Funds because they are newly organized and therefore have not yet completed their initial fiscal year.

PORTFOLIO HOLDINGS INFORMATION

Disclosure of a Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. In addition, each Fund’s portfolio holdings will be made available on the Funds’ website at www.direxionshares.com each day the Funds are open for business.

The portfolio composition file (“PCF”) and the IOPV, which contain portfolio holdings information, is made available daily, including to the Funds’ service providers to facilitate the provision of services to the Funds and to certain other entities as necessary for transactions in Creation Units. Such entities may be limited to National Securities Clearing Corporation (“NSCC”) members, subscribers to various fee-based services, investors that have entered into an authorized participant agreement with the Distributor and the transfer agent or purchase Creation Units through a dealer that has entered into such an agreement (“Authorized Participants”), and other institutional market participants that provide information services. Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or through other fee-based services to NSCC members and/or subscribers to the fee-based services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market.

Daily access to the PCF file and IOPV is permitted to: (i) certain personnel of service providers that are involved in portfolio management and providing administrative, operational, or other support to portfolio management; (ii) Authorized Participants through NSCC, and (iii) other personnel of the Adviser and the Funds’ distributor, administrator, custodian and fund accountant who are involved in functions which may require such information to conduct business in the ordinary course.

From time to time, rating and ranking organizations such as Standard & Poor’s® and Morningstar®, Inc. may request complete portfolio holdings information in connection with rating a Fund. To prevent such parties from potentially misusing the complete portfolio holdings information, a Fund will generally only disclose such information no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.

In addition, the Funds’ President may grant exceptions to permit additional disclosure of the complete portfolio holdings information at differing times and with differing lag times to rating agencies and to the parties noted above, provided that (1) a Fund has a legitimate business purpose for doing so; (2) it is in the best interests of shareholders; (3) the recipient is subject to a confidentiality agreement; and (4) the recipient is subject to a duty not to trade on the nonpublic information. The Chief Compliance Officer shall report any disclosures made pursuant to this exception to the Board.

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MANAGEMENT OF THE TRUST

The Board of Trustees

The Trust is governed by its Board. The Board is responsible for and oversees the overall management and operations of the Trust and the Funds, which includes the general oversight and review of the Funds’ investment activities, in accordance with federal law and the law of the State of Delaware, as well as the stated policies of the Funds. The Board oversees the Trust’s officers and service providers, including Rafferty, which is responsible for the management of the day-to-day operations of the Funds based on policies and agreements reviewed and approved by the Board. In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers, including personnel from BNYM and Alaric Compliance Services, LLC (“Alaric”), and the Trust’s Chief Compliance Officer (“CCO”). The Board also is assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel and other professionals as appropriate.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and the Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds. Rafferty, as part of its responsibilities for the day-to-day operations of the Funds, is responsible for day-to-day risk management for the Funds. The Board, in the exercise of its reasonable business judgment performs its risk management oversight directly and, as to certain matters, through its committees (described below) and through the Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.

The Board has adopted, and periodically reviews, policies and procedures designed to address risks to the Trust and the Funds. In addition, under the general oversight of the Board, Rafferty and other service providers to the Funds have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Funds. Different processes, procedures and controls are employed with respect to different types of risks.

The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons. The CCO and senior officers of Rafferty, BNYM and Alaric regularly report to the Board on a range of matters, including those relating to risk management. The Board also regularly receives reports from Rafferty and BNYM with respect to the Funds’ investments. In addition to regular reports from these parties, the Board also receives reports regarding other service providers to the Trust, either directly or through Rafferty, BNYM, Alaric or the CCO, on a periodic or regular basis. At least annually, the Board receives a report from the CCO regarding the effectiveness of the Funds’ compliance program. Also, on an annual basis, the Board receives reports, presentations and other information from Rafferty in connection with the Board’s consideration of the renewal of each of the Trust’s agreements with Rafferty and the Trust’s distribution plan under Rule 12b-1 under the 1940 Act.

The CCO reports regularly to the Board on Fund valuation matters. The Audit Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Funds’ compliance program.

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Board Structure and Related Matters

Board members who are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”) constitute three-quarters of the Board. The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter approved by the Board that delineates the specific responsibilities of that committee. The Board has established three standing committees: the Audit Committee, the Nominating Committee and the Qualified Legal Compliance Committee. For example, the Audit Committee is responsible for specific matters related to oversight of the Funds’ independent auditors, subject to approval of the Audit Committee’s recommendations by the Board. The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Chairman of the Board is not an Independent Trustee and the Board has chosen not to have a lead Independent Trustee. However, the Board believes that its leadership structure, including its Independent Trustees and Board committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Funds, the number of Funds overseen by the Board, the arrangements for the conduct of the Funds’ operations, the number of Trustees, and the Board’s responsibilities. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Funds in the complex.

The Trust is part of the Direxion Family of Investment Companies, which is comprised of the 134 portfolios within the Trust, 30 portfolios within the Direxion Funds and 1 portfolio within Direxion Insurance Trust. The Independent Trustees constitute three-quarters of the board of trustees of Trust.

The Board holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. During a portion of each in-person meeting, the Independent Trustees meet outside of management’s presence. The Independent Trustees may hold special meetings, as needed, either in person or by telephone.

The Trustees of the Trust are identified in the tables below, which provide information regarding their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust as of December 31, 2011. Each of the non-interested Trustees of the Trust also serve on the Board of the Direxion Funds and Direxion Insurance Trust, the other registered investment companies in the Direxion mutual fund complex. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(1) Age: 43	President Chairman of the Board of Trustees	One Year; Since 2008 Lifetime of Trust until removal or resignation; Since 2008	Managing Director of Rafferty, 1999-present.	134	None.

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Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel J. Byrne Age: 67	Trustee	Lifetime of Trust until removal or resignation; Since 2008	President and Chief Executive Officer of Byrne Securities Florida Inc. (formerly, Byrne Securities Inc.), 1992-present.	163	None.

Gerald E. Shanley III Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	163	None.

John Weisser Age: 70	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	156	Director, Eclipse Funds (2 Funds), Eclipse Funds, Inc. (1 Fund); Director, The MainStay Funds Trust (28 Funds), The MainStay Funds (14 Funds), MainStay VP Fund Series (28 Funds).

(1)	Mr. O’Neill is affiliated with Rafferty. Mr. O’Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.
(2)

The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 28 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 55 of the 134 funds currently registered with the SEC.

In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

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Daniel J. Byrne: Mr. Byrne has extensive financial services and business experience as an executive at a securities broker-dealer firm, a partner in a hedge fund, and president and chief executive officer of a private corporation. He has served as a director of a civic organization. He also has multiple years of service as a Trustee.

Daniel D. O’Neill: Mr. O’Neill has extensive experience in the investment management business, including as managing director of Rafferty.

Gerald E. Shanley III: Mr. Shanley has audit experience and spent ten years in the tax practice of an international public accounting firm. He is a certified public accountant and has a JD degree. He has extensive business experience as the president of a closely held manufacturing company, a director of several closely held companies, a business and tax consultant and a trustee of a private investment trust. He has served on the boards of several charitable and not for profit organizations. He also has multiple years of service as a Trustee.

John Weisser: Mr. Weisser has extensive experience in the investment management business, including as managing director of an investment bank and a director of other registered investment companies. He also has multiple years of service as a Trustee.

Board Committees

The Trust has an Audit Committee, consisting of Messrs. Weisser, Byrne and Shanley. The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; and addressing any other matters regarding audits.

The Trust also has a Nominating Committee, consisting of Messrs. Weisser, Byrne and Shanley, each of whom is a disinterested member of the Board. The primary responsibilities of the nominating committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating Committee also evaluates and nominates Board member candidates. The Nominating Committee will consider nominees recommended by shareholders. Such recommendations should be in writing and addressed to a Fund with attention to the Nominating Committee Chair. The recommendations must include the following Preliminary Information regarding the nominee: (1) name; (2) date of birth; (3) education; (4) business professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance.

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Weisser, Byrne and Shanley. The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report (“Report”) made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee or agent of the Trust.

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Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004. As of the date of this SAI, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill Age: 43	President Chairman of the Board of Trustees	One Year; Since 2008 Lifetime of Trust until removal or resignation; Since 2008	Managing Director of Rafferty, 1999-present.	134	N/A

Patrick J. Rudnick Age: 38	Principal Financial Officer and Treasurer	One Year; Since 2010	Vice President, U.S. Bancorp Fund Services, LLC (“USBFS”), since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

Bernard “Bob” Frize Age: 43	Chief Compliance Officer	One Year; Since 2008	Director, Alaric Compliance Services, LLC September 2007 to present; Business Consultant, BusinessEdge Solutions January 2007 – June 2007; Associate Vice President, Pershing Adviser Solutions April 1996 – January 2007.	N/A	N/A

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Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Angela Brickl Age: 35	Secretary	One Year; Since 2011	Vice President, Rafferty Asset Management, LLC, since October 2010; Summer Associate at Skadden, Arps, Slate, Meagher & Flom, LLP,
			May – Aug 2009; Summer Associate at Foley & Lardner, LLP May – August 2008; Vice President USBFS November 2003 – August 2007.	N/A	N/A

(1)	Each officer of the Trust holds office until his or her successor is elected and qualified or until his or her earlier death, inability to serve, removal or resignation.
(2)

The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 28 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 55 of the 134 funds currently registered with the SEC.

As of the calendar year ended December 31, 2011, no Trustee owns Shares of any Fund. The following table shows the amount of equity securities owned in the Direxion Family of Investment Companies by the Trustees as of the calendar year ended December 31, 2011:

Dollar Range of Equity Securities Owned:	Interested Trustee:	Non-Interested Trustees:
	Daniel D. O’Neill	Daniel J. Byrne	Gerald E. Shanley III	John Weisser
Aggregate Dollar Range of Equity Securities in the Direxion Family of Investment Companies(1)	Over $100,000	$0	$0	$0

(1)

The “Direxion Family of Investment Companies” consists of: (1) the Direxion Shares ETF Trust, which currently offers for sale to the public 55 of the 134 funds currently registered with the SEC; (2) Direxion Funds, which currently offers for sale to the public 28 funds; and (3) the Direxion Insurance Trust, which currently offers for sale to the public 1 fund.

The Trust’s Trust Instrument provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

No officer, director or employee of Rafferty receives any compensation from the Funds for acting as a Trustee or officer of the Trust. The following table shows the estimated compensation to be earned by each Trustee for the Trust’s fiscal year ending October 31, 2011:

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Name of Person, Position	Aggregate Compensation From the Funds(1)	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Family of Investment Companies Paid to the Trustees(2)
Interested Trustees
Daniel D. O’Neill	$0	$0	$0	$0
Disinterested Trustees
Daniel J. Byrne	$75,000	$0	$0	$95,000
Gerald E. Shanley III	$75,000	$0	$0	$95,000
John Weisser	$75,000	$0	$0	$95,000

(1)	Costs associated with Trustee compensation are allocated across the operational Funds based on the net assets of each Fund in the Trust.
(2)	For the fiscal year ended October 31, 2011 trustees’ fees and expenses in the amount of $225,000 were incurred by the Trust.

Principal Shareholders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.

As of January 31, 2012, the following shareholders were considered to be either a principal shareholder or control person of a Fund:

Direxion All Cap Insider Sentiment Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
Deutsche Bank Securities, Inc./Cedar 5022 Gate Parkway, Suite 100 Jacksonville, FL 32256	Deutsche Bank Securities Inc.	DE	59.80%

National Financial Services, LLC 200 Liberty Street New York, NY 10281	Fidelity Global Brokerage Group, Inc.	DE	33.07%

Direxion Large Cap Insider Sentiment Shares
Name and Address	Parent Company	Jurisdiction	% Ownership
Deutsche Bank Securities, Inc./Cedar 5022 Gate Parkway, Suite 100 Jacksonville, FL 32256	Deutsche Bank Securities Inc.	DE	95.33%

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Direxion S&P 1500 RC Volatility Response Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
Deutsche Bank Securities, Inc./Cedar 5022 Gate Parkway, Suite 100 Jacksonville, FL 32256	Deutsche Bank Securities Inc.	DE	97.77%

Direxion S&P 500 RC Volatility Response Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
J.P. Morgan Chase Clearing, Corp. 3 Chase Metrotech Center, Proxy Dept. Brooklyn, NY 11245	J.P. Morgan Securities LLC	NY	90.91%

Deutsche Bank Securities, Inc./Cedar 5022 Gate Parkway, Suite 100 Jacksonville, FL 32256	N/A	N/A	8.75%

Direxion S&P Latin America 40 RC Volatility Response Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
Deutsche Bank Securities, Inc./Cedar 5022 Gate Parkway, Suite 100 Jacksonville, FL 32256	Deutsche Bank Securities Inc.	DE	96.77%

In addition, as of January 31, 2012, the Trustees and officers as a group owned less than 1% of the outstanding shares of each Fund.

Investment Adviser

Rafferty Asset Management, LLC, 33 Whitehall Street, 10th Floor, New York, New York 10004, provides investment advice to the Funds. Rafferty was organized as a New York limited liability corporation in June 1997. Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.

Under an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of each Fund, and Rafferty dated August 13, 2008, Rafferty provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with or interested persons of Rafferty. The Trust bears all other expenses that are not assumed by Rafferty as described in the Prospectus. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, the Funds pay Rafferty 0.45% at an annual rate based on their average daily net assets, except for the Direxion NASDAQ-100 Equal Weighted Index Shares which pays Rafferty 0.30% at an annual rate based on its average daily net assets and the Direxion Wireless Communication Shares and the Direxion Auto Shares which pay Rafferty 0.35% at an annual rate based on their average daily net assets.

Each Fund is responsible for its own operating expenses. Rafferty has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) through April 1, 2013, to the extent that they exceed 0.65% of the daily net assets of each Fund, except for the Direxion NASDAQ-100 Equal Weighted Index Shares for which Rafferty has contractually agreed to waive its fees and/or reimburse such expenses to the extent they exceed 0.40% of the daily net assets of the Fund, and the Direxion

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Wireless Communication Shares and Direxion Auto Shares, for which Rafferty has contractually agreed to waive its fees and/or reimburse such expenses to the extent they exceed 0.55% of the daily net assets of those Funds. This agreement may be terminated at any time at the discretion of the Board upon notice to the Adviser and without the approval of Fund shareholders. The agreement may be terminated by the Adviser only with the consent of the Board.

Additionally, for the Direxion S&P 1500 RC Volatility Response Shares, Direxion S&P 600 RC Volatility Response Shares, Direxion S&P 500 RC Volatility Response Shares and Direxion S&P Latin America 40 RC Volatility Response Shares, Rafferty has contractually agreed to waive 0.10% of its management fees through April 1, 2013. There is no guarantee that the management fee waiver will continue after April 1, 2013. This contractual waiver may be terminated at any time by the Board.

The Advisory Agreement was initially approved by the Trustees (including all non-interested Trustees) and Rafferty, as sole shareholder of each Fund in compliance with the 1940 Act. The Advisory Agreement with respect to each Fund will continue in force for an initial period of two years after the date of its approval. Thereafter, the Advisory Agreement will be renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or Rafferty.

No advisory fees are provided for the Funds because they are newly organized and therefore have not yet completed their initial fiscal year.

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust and Rafferty have adopted Codes of Ethics. These codes permit portfolio managers and other access persons of a Fund to invest in securities that may be owned by a Fund, subject to certain restrictions.

Portfolio Managers

An investment team of Rafferty employees has the day-to-day responsibility for managing the Funds. The investment team generally decides the target allocation of each Fund’s investments and on a day-to-day basis, an individual portfolio manager executes transactions for the Funds consistent with the target allocation. The portfolio managers rotate among the Funds periodically so that no single portfolio manager is responsible for a specific Fund for extended periods of time. Paul Brigandi, each Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Funds.

In addition to the Funds, each member of the investment team manages the following other accounts as of October 31, 2011:

Accounts	Total Number of Accounts	Total Assets	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	84	$8.56 billion	0	$0

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Accounts	Total Number of Accounts	Total Assets	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$27.8 million	0	$0

Rafferty manages other accounts with investment objectives similar to that of the Funds. In addition, two or more Funds may invest in the same securities but the nature of each investment (long or short) may be opposite and in different proportions. Rafferty ordinarily executes transactions for a Fund “market-on-close,” in which Funds purchasing or selling the same security receive the same closing price.

Rafferty has not identified any additional material conflicts between a Fund and other accounts managed by the investment team. However, the portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over and devote unequal time and attention to a Fund and other accounts. Another potential conflict could include the portfolio managers’ knowledge about size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. This could create potential conflicts of interest resulting in a Fund paying higher fees or one investment vehicle out performing another. The Adviser has established policies ad procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

The investment team’s compensation is paid by Rafferty. Their compensation primarily consists of a fixed base salary and a bonus. The investment team’s salary is reviewed annually and increases are determined by factors such as performance and seniority. Bonuses are determined by the individual performance of an employee including factors such as attention to detail, process, and efficiency, and are impacted by the overall performance of the firm. The investment team’s salary and bonus are not based on a Fund’s performance and as a result, no benchmarks are used. Along with all other employees of Rafferty, the investment team may participate in the firm’s 401(k) retirement plan where Rafferty may make matching contributions up to a defined percentage of their salary.

The members of the investment team do not own any shares of the Funds as of October 31, 2011.

Proxy Voting Policies and Procedures

The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by a Fund as part of their investment advisory services, subject to the supervision and oversight of the Board. The Proxy Voting Policies of Rafferty are attached as Appendix B. Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of a Fund and their shareholders, taking into account the value of a Fund’s investments.

More Information. The actual voting records relating to portfolio securities for future 12-month periods ending June 30 will be available without charge, upon request by calling toll-free, 1-866-476-7523 or by accessing the SEC’s website at www.sec.gov.

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Fund Administrator, Index Receipt Agent, Fund Accounting Agent, Transfer Agent and Custodian

The Bank of New York Mellon, One Wall Street, New York, New York 10286, serves as the Funds’ transfer agent, administrator, custodian and index receipt agent. Rafferty also performs certain administrative services for the Funds.

Pursuant to a Fund Administration and Accounting Agreement between the Trust and BNYM, BNYM provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. As compensation for the administration and management services, the Trust pays BNYM a fee based on the Trust’s total average daily net assets of 0.04% on net assets, with a minimum annual complex fee of approximately $200,000. For the accounting services, the Trust pays BNYM a fee based on the Trust’s total average daily net assets of 0.03% and a minimum annual complex fee of approximately $160,000. BNYM also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

Pursuant to a Custodian Agreement, BNYM serves as the custodian of a Fund’s assets. The custodian holds and administers the assets in a Fund’s portfolios. Pursuant to the Custody Agreement, the custodian receives an annual fee based on the Trust’s total average daily net assets of 0.0075% and certain settlement charges. The custodian also is entitled to certain out-of-pocket expenses.

No administrative and management services fees or custodian fees are shown for the Funds because they are newly organized and therefore have not yet completed their initial fiscal year.

Distributor

Foreside Fund Services, LLC, located at 3 Canal Plaza, Suite 100, Portland, Maine 04101, serves as the distributor (“Distributor”) in connection with the continuous offering of each Fund’s shares. The Distributor is a broker-dealer registered with the SEC under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. The Trust offers Shares of the Funds for sale through the Distributor in Creation Units, as described below. The Distributor will not sell or redeem Shares in quantities less than Creation Units. The Distributor will deliver a Prospectus to persons purchasing Creation Units and will maintain records of Creation Unit orders placed and confirmations furnished by it. Pursuant to a written agreement, the Adviser pays the Distributor for distribution-related services.

Distribution and Service Plan

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Rule 12b-1 Distribution and Service Plan (“Rule 12b-1 Plan”) pursuant to which each Fund may pay certain expenses incurred in the distribution of its shares and the servicing and maintenance of existing shareholder accounts. The Distributor, as the Funds’ principal underwriter, and Rafferty may have a direct or indirect financial interest in the Plan or any related agreement. Pursuant to the Rule 12b-1 Plan, each Fund may pay a fee of up to 0.25% of the Fund’s average daily net assets. No Rule 12b-1 fee is currently being charged to any of the Funds.

The Plan was approved by the Board, including a majority of the non-interested Trustees of the Funds. In approving each Plan, the Trustees determined that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plans and the purpose for which such expenditures were made.

The Plan permits payments to be made by each Fund to the Distributor or other third parties for expenditures incurred in connection with the distribution of Fund shares to investors and the provision of certain shareholder services. The distributor or other third parties are authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of each Fund. In addition, the Plan authorizes payments by each Fund to the Distributor or other third parties for the cost related to selling or servicing efforts, preparing, printing and distributing Fund prospectuses, statements of additional information, and shareholder reports to investors.

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Independent Registered Public Accounting Firm

Ernst & Young LLP (“E&Y”), 5 Times Square New York, New York, 10036 is the independent registered public accounting firm for the Trust.

Legal Counsel

The Trust has selected K&L Gates LLP, 1601 K Street, N.W., Washington, DC 20006, as its legal counsel.

DETERMINATION OF NET ASSET VALUE

A Fund’s share price is known as its NAV. Each Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time, each day the NYSE is open for business (“Business Day.”) The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The NYSE may close early on the business day before each of these holidays and on the day after Thanksgiving Day. NYSE holiday schedules are subject to change without notice.

If the exchange or market on which the other Funds’ investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated. The value of a Fund’s assets that trade in markets outside the United States or in currencies other than the U.S. dollar may fluctuate when foreign markets are open but the Funds are not open for business.

A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ Global Market® (“NASDAQ®”) for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ® each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern time, unless that price is outside the range of the “inside” bid and asked prices’ in that case, NASDAQ® will adjust the price to equal the inside bid or asked price, whichever is closer. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.

When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value by procedures as adopted by the Board.

For purposes of determining NAV per share of a Fund, options and futures contracts are valued at the last sales prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the last sale price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the last sale price for a like option acquired on the day on which the option is being valued. A last sale price may not be used for the foregoing purposes if the market makes a limited move with respect to a particular instrument.

For valuation purposes, quotations of foreign securities or other assets denominated in foreign currencies are translated to U.S. dollar equivalents using the net foreign exchange rate in effect at the close of the stock exchange in the country where the security is issued. Short-term debt instruments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. If the Board determines that the amortized cost method

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does not represent the fair value of the short-term debt instrument, the investment will be valued at fair value as determined by procedures as adopted by the Board. U.S. government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service (“Pricing Service”).

OTC securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-distribution date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of a Fund are valued at fair value.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on April 23, 2008, and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. The Board may designate additional series of beneficial interest and classify Shares of a particular series into one or more classes of that series.

All Shares of the Trust are freely transferable. The Shares do not have preemptive rights or cumulative voting rights, and none of the Shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Shares have equal voting rights, except that, in a matter affecting a particular series or class of Shares, only Shares of that series of class may be entitled to vote on the matter. Trust shareholders are entitled to require the Trust to redeem Creation Units of their Shares. The Trust Instrument confers upon the Broad of Trustees the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares of the Trust to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the applicable Fund.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of Funds’ shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

The Trust Instrument disclaims liability of the shareholders of the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification from the Trust’s property for all loss and expense of any Fund shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

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Book Entry Only System

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, Inc., the AMEX and the Financial Industry Regulatory Authority. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the

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responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants an the Indirect Participants and Beneficial owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to an Exchange. The Trust will not make the DTC book-entry Dividend Reinvestment Service available for use by Beneficial Owners for reinvestment of their cash proceeds but certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.

PURCHASES AND REDEMPTIONS

The Trust issues and redeems Shares of each Fund only in aggregations of Creation Units. The number of Shares of a Fund that constitute a Creation Unit for each Fund and the value of such Creation Unit will be 50,000 and $3,000,000, respectively.

See “Purchase and Issuance of Shares in Creation Units” and “Redemption of Creation Units” below. The Board reserves the right to declare a split or a consolidation in the number of Shares outstanding of any Fund, and may make a corresponding change in the number of Shares constituting a Creation Unit, in the event that the per Shares price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board for any other reason.

Purchase and Issuance of Creation Units

The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day (as defined above), of an order in proper form.

Creation Units of Shares may be purchased only by or through an Authorized Participant. Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available an amount of cash sufficient to pay the Balancing Amount and the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Balancing Amount. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units of Shares may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor.

Purchases through the Clearing Process

An Authorized Participant may place an order to purchase (or redeem) Creation Units (i) through the Continuous Net Settlement clearing processes of NSCC as such processes have been enhanced to effect purchases (and redemptions) of Creation Units, such processes being referred to herein as the “Enhanced Clearing Process,” or (ii) outside the Enhanced Clearing Process, being referred to herein as the Manual Clearing Process. To purchase or redeem through the Enhanced Clearing Process, an Authorized Participant must be a member of National Securities Clearing Corporation (“NSCC”) that is eligible to use the Continuous Net Settlement system. For purchase orders placed through the Enhanced Clearing Process, in the Authorized Participant Agreement the Participant authorizes

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the Transfer Agent to transmit to the NSCC, on behalf of an Authorized Participant, such trade instructions as are necessary to effect the Authorized Participant’s purchase order. Pursuant to such trade instructions to the NSCC, the Authorized Participant agrees to deliver the Portfolio Deposit and such additional information as may be required by the Transfer Agent or the Distributor. A purchase order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent's automated system, telephone, facsimile or other means permitted under the Authorized Participant Agreement, in order to receive that day's NAV per Share. All other procedures set forth in the Authorized Participant Agreement must be followed in order for you to receive the NAV determined on that day.

The consideration for purchase of a Creation Unit of Shares of a Fund consists of either cash or the Deposit Securities that is a representative sample of the securities in the Fund’s underlying index, the Balancing Amount, and the appropriate Transaction Fee (collectively, the “Portfolio Deposit”). The Balancing Amount will be the amount equal to the differential, if any, between the total aggregate market value of the Deposit Securities and the NAV of the Creation Unit(s) being purchased and will be paid to, or received from, the Trust after the NAV has been calculated.

BNYM makes available through the NSCC on each Business Day, either immediately prior to the opening of business on an Exchange or the night before, the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Fund. Such Portfolio Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of Shares of a given Fund until such time as the next-announced Portfolio Deposit made available.

The identity and number of shares of the Deposit Securities required for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by Rafferty with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the relevant securities index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Balancing Amount to replace any Deposit Security which may not be available in sufficient quantity for delivery or for other similar reasons. The adjustments described above will reflect changes, known to Rafferty on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the subject index being tracked by the relevant Fund, or resulting from stock splits and other corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Balancing Amount effective through and including the previous Business Day, per outstanding Share of each Fund, will be made available.

Shares may be issued in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a greater value than the NAV of the Shares on the date the order is placed in proper form since, in addition to the available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Balancing Amount, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. The Participation Agreement will permit the Trust to buy the missing Deposit Securities any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian Bank or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Shares so purchased will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor. Due to the schedule of holidays in certain countries, however, the delivery of Shares may take longer than three Business Days following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods. A list of local holidays in the foreign countries or markets relevant to the international funds is set forth under “Regular Foreign Holidays” below.

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All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Purchases Through the Manual Clearing Process

An Authorized Participant that wishes to place an order to purchase Creation Units outside the Enhanced Clearing Process must state that it is not using the Enhanced Clearing Process and that the purchase instead will be effected through a transfer of securities and cash either through the Federal Reserve System (for cash and U.S. government securities) or directly through DTC. Purchases (and redemptions) of Creation Units of the Funds settled outside the Enhanced Clearing Process will be subject to a higher Transaction Fee than those settled through the Enhanced Clearing Process. Purchase orders effected outside the Enhanced Clearing Process are likely to require transmittal by the Authorized Participant earlier on the Transmittal Date than orders effected using the Enhanced Clearing Process. Those persons placing orders outside the Enhanced Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve System (for cash and U.S. government securities) by contacting the operations department of the broker or depository institution effectuating such transfer of the Portfolio Deposit.

Rejection of Purchase Orders

The Trust reserves the absolute right to reject a purchase order transmitted to it by the Distributor in respect of any Fund if (a) the purchaser or group of purchasers, upon obtaining the shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (b) the Deposit Securities delivered are not as specified by Rafferty and Rafferty has not consented to acceptance of an in-kind deposit that varies from the designated Deposit Securities; (c) acceptance of the purchase transaction order would have certain adverse tax consequences to the Fund; (d) the acceptance of the purchase transaction order would, in the opinion of counsel, be unlawful; (e) the acceptance of the purchase transaction order would otherwise, in the discretion of the Trust or Rafferty, have an adverse effect on the Trust or the rights of beneficial owners; (f) the value of a Cash Purchase Amount, or the value of the Balancing Amount to accompany an in-kind deposit exceed a purchase authorization limit extended to an Authorized Participant by the custodian and the Authorized Participant has not deposited an amount in excess of such purchase authorization with the custodian by 4:00 p.m. Eastern Time on the Transmittal Date; or (g) in the event that circumstances outside the control of the Trust, the Distributor and Rafferty make it impractical to process purchase orders. The Trust shall notify a prospective purchaser of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of purchase transaction orders nor shall either of them incur any liability for the failure to give any such notification.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor on any Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of Shares. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

Placement of Redemption Orders Using Enhanced Clearing Process

Orders to redeem Creation Units of Funds through the Enhanced Clearing Process must be delivered through an Authorized Participant that is a member of NSCC that is eligible to use the Continuous Net Settlement System. A redemption order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent's automated system, telephone, facsimile or other means permitted under the Authorized Participant Agreement, in order to receive that day's NAV per Share. All other procedures set forth in the Authorized Participant Agreement must be followed in order for you to receive the NAV determined on that day.

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With respect to each Fund, Rafferty makes available through the NSCC immediately prior to the opening of business on an Exchange on each day that an Exchange is open for business the Portfolio Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Redemption Securities”). These securities may, at times, not be identical to Deposit Securities which are applicable to a purchase of Creation Units.

The redemption proceeds for a Creation Unit consist of either cash or Redemption Securities, as announced by Rafferty through the NSCC on any Business Day, plus the Balancing Amount. The redemption transaction fee described below is deducted from such redemption proceeds.

Placement of Redemption Orders Outside Clearing Process

Orders to redeem Creation Units of Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Authorized Participant Agreement and, for the Fixed Income Funds, has the ability to transact through the Federal Reserve System. A DTC Participant who wishes to place an order for redemption of Creation Units of a Fund to be effected outside the Clearing Process need not be an Authorized Participant, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC or the Federal Reserve System (for cash and U.S. government securities). A redemption order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent's automated system, telephone, facsimile or other means permitted under the Authorized Participant Agreement, in order to receive that day's NAV per Share. All other procedures set forth in the Authorized Participant Agreement must be followed in order for you to receive the NAV determined on that day. The order must be accompanied or preceded by the requisite number of Shares of Funds specified in such order, which delivery must be made through DTC or the Federal Reserve System to the Custodian by the third Business Day following such Transmittal Date (“DTC Cut-Off Time”); and (iii) all other procedures set forth in the Authorized Participant Agreement must be properly followed.

For the Funds, if it is not possible to effect deliveries of the Redemption Securities, the Fund may in its discretion exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit. The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in net asset value.

After the Transfer Agent has deemed an order for redemption of a Fund’s shares outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Redemption Securities, which are expected to be delivered within three Business Days, and the Balancing Amount minus the Transaction Fee. In addition, with respect to Fund redemptions honored in cash, the redeeming party will receive the Cash Redemption Amount by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent. Due to the schedule of holidays in certain countries, however, the receipt of the Cash Redemption Amount may take longer than three Business Days following the Transmittal Date. In such cases, the local market settlement procedures will not commence until the end of local holiday periods. See below for a list of local holidays in the foreign country relevant to the international funds.

In certain instances, Authorized Participants may create and redeem Creation Unit aggregations of the same Fund on the same trade date. In this instance, the Trust reserves the right to settle these transactions on a net basis.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

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Regular Foreign Holidays

The Funds generally intend to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus three Business Days (i.e., days on which the national securities exchange is open). The Funds may effect deliveries of Creation Units and portfolio securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement periods. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the international funds, in certain circumstances. The holidays applicable to the international funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the funds. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future.

The dates in calendar year 2012 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

2012
Argentina	Australia	Austria	Belgium	Brazil	Chile
January 1	January 1	January 1	January 1	January 1	January 1
April 2	January 2	January 6	April 8	February 20	April 6
April 6	January 26	April 9	April 9	February 21	April 7
April 8	April 6	May 1	May 1	April 6	April 8
May 1	April 9	May 17	May 17	April 21	May 1
May 25	June 11	May 28	May 28	May 1	May 21
June 18	August 6	June 7	July 21	June 7	July 2
July 9	October 1	August 15	August 15	September 7	July 16
August 20	December 25	October 26	November 1	October 12	August 15
October 15	December 26	November 1	November 11	November 2	September 18
December 8		December 8	December 25	November 15	September 19
December 25		December 25		December 25	October 15
		December 26			November 1
November 2
December 8
December 25

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China	Colombia	Czech Republic	Egypt	Finland	France
January 23	January 1	January 1	January 1	January 6	May 1
January 24	January 9	April 25	January 7	April 6	December 25
January 25	March 19	May 1	April 15	April 9	December 26
January 26	April 5	May 8	April 16	May 1
January 27	April 6	July 5	April 25	May 17
February 23	May 1	July 6	May 1	June 22
February 24	May 21	September 28	June 16	December 6
April 4	June 11	October 28	July 1	December 24
May 1	June 18	November 17	July 23	December 26
October 1	July 2	December 24	August 20	December 31
October 2	July 20	December 25	August 21
October 3	August 7	December 26	August 22
	August 20		October 6
	October 15		October 26
	November 5		October 27
	November 12		October 28
	December 8		October 29
	December 25		November 15
December 5

Germany	Greece	Hong Kong	Hungary	India	Indonesia
January 1	January 6	January 2	January 1	April 6	January 1
April 6	February 20	January 23	March 14	April 14	August 17
April 9	April 6	January 24	March 15	May 1	December 25
May 1	April 9	January 25	March 28	August 15
May 17	May 1	April 4	May 1	December 25
May 28	May 28	April 6	May 16
June 7	August 15	April 7	August 20
October 3	December 25	April 9	October 23
November 1	December 26	April 28	October 31
December 25		May 1	November 1
December 26		June 23	December 25
		July 2	December 26
October 1
October 2
October 23
December 25
December 26

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Ireland	Israel	Italy	Japan	Malaysia	Mexico
January 1	March 8	January 1	January 2	January 1	January 1
March 17	April 6	January 6	January 3	January 2	February 6
April 6	April 7	April 1	January 9	January 23	March 19
April 9	April 8	April 6	February 11	January 24	April 5
May 7	April 13	April 8	March 20	February 1	April 6
June 4	April 25	April 9	April 30	February 5	May 1
August 1	April 26	May 1	May 3	February 6	May 5
October 29	May 26	July 15	May 4	February 7	September 16
December 25	May 27	November 1	May 5	May 1	November 2
December 26	May 28	December 8	July 16	May 5	November 19
	July 29	December 24	September 17	June 2	December 1
	September 16	December 25	September 22	August 19	December 12
	September 17	December 26	October 8	August 20	December 25
	September 18	December 31	November 3	August 21
	September 25		November 23	August 31
	September 26		December 24	September 16
	September 30		December 31	September 17
	October 1			October 26
	October 2			November 13
	October 8			November 15
	October 9			December 25
December 8

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The Netherlands	New Zealand	Peru	The Philippines	Portugal	Russia
January 1	January 2	January 1	January 1	April 6	January 1
April 6	January 3	April 5	April 5	April 9	January 2
April 9	January 23	April 6	April 6	May 1	January 3
April 30	January 30	May 1	April 9	December 25	January 4
May 17	February 6	June 29	May 1	December 26	January 5
May 28	April 6	July 28	June 12		January 6
December 25	April 9	July 29	August 26		January 7
December 26	April 25	August 30	November 1		January 9
	June 4	October 8	November 30		February 23
	October 22	November 1	December 25		March 8
	December 25	December 8	December 30		March 9
	December 26	December 25	December 31		April 30
May 1
May 9
June 9
June 11
June 12
November 5
December 29
December 31

Singapore	South Africa	South Korea	Spain	Sweden	Switzerland
January 1	January 1	January 1	January 1	January 1	January 2
January 2	January 2	January 23	January 6	January 6	April 6
January 23	March 21	January 24	March 19	April 6	April 9
January 24	April 6	March 1	April 6	April 9	May 17
April 6	April 9	April 11	April 9	May 1	May 28
May 1	April 27	May 1	May 1	May 17	August 1
May 5	May 1	May 5	August 15	June 6	December 25
August 9	June 16	May 28	October 12	June 22	December 26
August 19	August 9	June 6	November 1	December 24
August 20	September 24	August 15	December 6	December 25
October 26	December 17	September 30	December 8	December 26
November 13	December 25	October 1	December 25	December 31
December 25	December 26	October 3	December 26
December 19
December 25

Taiwan	Thailand	Turkey	United Kingdom
January 1	January 2	January 1	January 2
January 22	March 7	May 19	April 6
January 23	April 6	August 30	April 9
January 24	April 13	October 29	May 7
January 25	April 16		June 4
January 26	May 1		June 5
January 27	May 7		August 27
February 4	June 4		December 25
February 27	August 2		December 26
February 28	August 13
March 3	October 23
April 4	December 5
May 1	December 10
June 23	December 31
September 30

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October 10
December 22
December 31

Redemption

The longest redemption cycle for the international funds is a function of the longest redemption cycles among the countries whose stocks comprise the international funds. In the calendar year 2011*, the dates of the regular holidays affecting the following securities markets present the worst-case redemption cycle for the international funds is as follows:

2012*

Country	Redemption Request Date	Redemption Settlement Date	Settlement Period
China	Jan. 18, 2012 Jan. 19, 2012 Jan. 20, 2012 Feb. 20, 2012 Feb. 21, 2012 Sept. 24, 2012 Sept. 25, 2012	Jan. 30, 2012 Jan. 30, 2012 Jan. 30, 2012 Feb. 27, 2012 Feb. 27, 2012 Oct. 4, 2012 Oct. 5, 2012	12 11 10 7 6 10 10

Egypt	Aug. 15, 2012 Aug. 16, 2012 Aug. 17, 2012	Aug. 23, 2012 Aug. 23, 2012 Aug. 23, 2012	8 7 6

Hong Kong	Jan. 18, 2012 Jan. 19, 2012 Jan. 20, 2012	Jan. 26, 2012 Jan. 26, 2012 Jan. 26, 2012	8 7 6

Israel	Sept. 12, 2012 Sept. 13, 2012 Sept. 14, 2012 Sept. 20, 2012 Sept. 21, 2012	Sept. 19, 2012 Sept. 19, 2012 Sept. 19, 2012 Sept. 27, 2012 Sept. 27, 2012	7 6 5 7 6

Japan	Dec. 28, 2011 Dec. 29, 2011 Dec. 30, 2011 April 27, 2012 May 1, 2012 May 2, 2012	Jan. 4, 2012 Jan. 4, 2012 Jan. 4. 2012 May 7, 2012 May 7, 2012 May 7, 2012	7 6 5 10 6 5

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Malaysia	Jan. 31, 2012 Feb. 2, 2012 Feb. 3, 2012	Feb. 8, 2012 Feb. 8, 2012 Feb. 8, 2012	8 6 5

Russia	Dec. 28, 2011 Dec. 29, 2011 Dec. 30, 2011 Mar. 5, 2012 Mar. 6, 2012 Mar. 7, 2012 June 6, 2012 June 7, 2012 June 8, 2012	Jan. 10, 2012 Jan. 10, 2012 Jan. 10, 2012 Mar. 12, 2012 Mar. 12, 2012 Mar. 12, 2012 June 13, 2012 June 13, 2012 June 13, 2012	13 12 11 7 6 5 7 6 5

South Korea	Jan. 18, 2012 Jan. 19, 2012 Jan. 20, 2012	Jan. 25, 2012 Jan. 25, 2012 Jan. 25, 2012	7 6 5

Taiwan	Jan. 18, 2012 Jan. 19, 2012 Jan. 20, 2012	Jan. 30, 2012 Jan. 30, 2012 Jan. 30, 2012	12 11 10

*	Settlement dates in the table above have been confirmed as of 11/1/2011. Holidays are subject to change without further notice.

Transaction Fees

Transaction fees are imposed as set forth in the table in the Prospectus. Transaction Fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units of Shares. There is a fixed and a variable component to the total Transaction Fee. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee based upon the value of each Creation Unit also is applicable to each redemption transaction.

Purchasers of Creation Units of Funds for cash are required to pay an additional charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolios securities. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed an additional charge for cash purchases.

Purchasers of Shares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The purchase transaction fees for in-kind purchases and cash purchases (when available) are listed in the table below. Investors will also bear the costs of transferring securities from the Fund to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. In addition, Rafferty may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services.

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Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the Securities Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under Securities Act Rule 153 a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Fund’s prospectus is available at the national securities exchange on which the Shares of such Fund trade upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and other Distributions

As stated in the Prospectus, each Fund pays out dividends to its shareholders from its net investment income at least annually. A Fund also distributes its net short-term capital gain, if any, annually but may make more frequent distributions thereof if necessary to avoid income or excise taxes. Each Fund may realize net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) and thus anticipates annual distributions thereof. The Trustees may revise this dividend policy, or postpone the payment of dividends, if a Fund has or anticipates any large unexpected expense, loss or fluctuation in net assets that, in the Trustees' opinion, might have a significant adverse effect on its shareholders.

Investors should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution (with the tax consequences described in the Prospectus).

Taxes

Regulated Investment Company Status. Each Fund is treated as a separate corporation for federal tax purposes and intends to qualify as a RIC. If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, it will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss (“short-term capital gain”), and net gains and losses from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) and net capital gain it distributes to its shareholders for that year.

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To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies, and (b) net income from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) securities (other than U.S. government securities or the securities of other RICs) of any one issuer, (ii) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (iii) securities of one or more QPTPs (collectively, “Diversification Requirements”). The Internal Revenue Service (“IRS”) has ruled that income from a derivative contract on a commodity index generally is not qualifying income for purposes of the Income Requirement.

Although each Fund intends to satisfy all the foregoing requirements, there is no assurance that a Fund will be able to do so. The investment by a Fund primarily in options and futures positions entails some risk that it might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation the Funds use, pursuant to which each of them would expect to be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the IRS, which might apply a different method resulting in disqualification of one or more of the Funds.

If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) its taxable income, including net capital gain, would be taxed at corporate income tax rates (up to 35%), (2) it would not receive a deduction for the distributions it makes to its shareholders, and (3) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income, except for the part of those dividends that is “qualified dividend income” (described in the Prospectus) (“QDI”) if certain holding period and other requirements are met) to the extent of the Fund’s earnings and profits; those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances. In addition, the Fund would be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

Excise Tax. Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Income from Foreign Securities. Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest, or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders.

51

Each Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals’ QDI.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain — which the Fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax — even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the PFIC’s stock over a Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund’s adjusted basis in each PFIC’s stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Derivatives Strategies. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures, and forward contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement. Each Fund will monitor its transactions, make appropriate tax elections, and make appropriate entries in its books and records when it acquires any foreign currency, option, futures contract, forward contract, or hedged investment to mitigate the effect of these rules, prevent its disqualification as a RIC, and minimize the imposition of federal income and excise taxes.

Some futures contracts (other than “securities futures contracts,” as defined in Code section 1234B(c)), foreign currency contracts, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) in which a Fund invests may be subject to Code section 1256 (collectively “section 1256 contracts”). Section 1256 contracts that a Fund holds at the end of its taxable year must be “marked to market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it. A Fund may elect not to have the foregoing rules apply to any “mixed straddle” (that is, a straddle, which the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options, futures, and forward contracts in which a Fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures, and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of

52

loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the call option. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis in the subject securities or futures contract.

If a Fund has an “appreciated financial position” — generally, an interest (including an interest through an option, futures, or forward contract or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

Income from Zero-Coupon and Payment-in-Kind Securities. A Fund may acquire zero-coupon or other securities (such as strips) issued with original issue discount (“OID”). As a holder of those securities, a Fund must include in its gross income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, a Fund must include in its gross income securities it receives as “interest” on payment-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Income from Zero-Coupon and Payment-in-Kind Securities. A Fund may acquire zero-coupon or other securities (such as strips) issued with original issue discount (“OID”). As a holder of those securities, a Fund must include in its gross income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, a Fund must include in its gross income securities it receives as “interest” on payment-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

53

Income from REITs. A Fund may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits (“REMICs”) or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (“TMPs”) or have a qualified REIT subsidiary that is a TMP. A portion of the net income allocable to REMIC residual interest holders may be an “excess inclusion.” The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs. Although those regulations have not yet been issued, the U.S. Treasury Department and the Service issued a notice in 2006 (“Notice”) announcing that, pending the issuance of further guidance, the Service would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” (i.e., governmental units and tax-exempt entities that are not subject to the unrelated business income tax) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, individual retirement accounts, and public charities) constitutes unrelated business taxable income to them.

A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record shareholders that are” after “its” in clause (4)). The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that, (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from a REIT the excess inclusion income of which exceeded 3% of the REIT’s dividends. No Fund will invest directly in REMIC residual interests, and no Fund intends to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Funds. No attempt is made to present a complete explanation of the federal tax treatment of the Funds’ activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to a Fund and to distributions therefrom.

FINANCIAL STATEMENTS

Because the Funds are newly organized and therefore have not yet completed their initial fiscal year prior to the date of this SAI, no financial statements are available for the Funds.

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APPENDIX A

Description of Corporate Bond Ratings

Moody’s Investors Service and Standard and Poor’s Corporation are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus and this SAI.

Moody’s Investors Service – Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc. and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody’s Investors Service – Municipal Bond Ratings

The following descriptions of Moody’s long-term municipal bond ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

A-1

Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard and Poor’s – Long-Term Corporate and Municipal Bond Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•	Nature of and provisions of the obligation;
•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

A-2

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Moody’s Investors Service – Short-Term Ratings

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard and Poor’s – Short-Term Municipal Ratings

A-3

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Moody’s Investors Service – Commercial Paper Ratings

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Standard and Poor’s – Commercial Paper Ratings

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

A-4

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation , including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings: S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

A-5

APPENDIX B

Direxion Shares ETF Trust

Proxy Voting Policies and Procedures

Recognizing the increased scrutiny that both institutions and corporations are under, it is important to have corporate governance that appreciates the importance of consistently applied policy guidelines that are aligned with investors’ views on key issues. With this in mind we currently use ISS’s proxy voting service to execute ballots on behalf of the Direxion Shares ETF Trust (collectively, the “Trust”). ISS prepares custom research and votes per their recommendation. If we agree with their recommendation, no action is required. However, we retain the right and ability to override the vote if you disagree with ISS’s vote recommendation.

I.        Duty to Vote Proxies

Rafferty Asset Management, LLC (“Rafferty”) views seriously its responsibility to exercise voting authority over securities that are owned by the Trust.

To document that proxies are being voted, ISS (on behalf of the Trust) will maintain a record reflecting when and how each proxy is voted consistent with the requirements of Rule 206(4)-6 under the Investment Advisors Act of 1940 and other applicable regulations. Rafferty will make its proxy voting history and policies and procedures available to shareholders upon request.

II.        Guidelines for Voting Proxies

Rafferty generally follows the recommendations of ISS’s proxy voting guidelines as outlined below. Proxy proposals are considered on their own merits and a determination is made as to support or oppose management’s recommendation. Rafferty will typically accept ISS’s recommendations on social issues as it does not have the means to evaluate the economic impact of such proposals, or determine a consensus among shareholders’ social or political viewpoints.

III.        Review and Compliance

It is Rafferty’s responsibility to oversee ISS’s proxy voting to ensure compliance and timely reporting to US Bank. Reports are verified monthly through ISS’s Votex website. ISS provides US Bank with the NP-X file covering the period from July 1st through June 30th of the following year. US Bank files the NP-X with the SEC on the Trust’s behalf. These records are maintained for five years and the previous two years proxy voting records can be accessed by contacting US Bank.

Below is a summary outlining ISS’s US Proxy Voting Guidelines.

1. Auditors

Ratifying Auditors

Vote FOR proposals to ratify auditors, unless:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;
•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or
•	Fees for non-audit services are excessive.

B-1

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

•	Composition of the board and key board committees;
•	Attendance at board and committee meetings;
•	Corporate governance provisions and takeover activity;
•	Disclosures under Section 404 of the Sarbanes-Oxley Act;
•	Long-term company performance relative to a market and peer index;
•	Extent of the director’s investment in the company;
•	Existence of related party transactions;
•	Whether the chairman is also serving as CEO;
•	Whether a retired CEO sits on the board;
•	Number of outside boards at which a director serves.

WITHHOLD from individual directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);
•	Sit on more than six public company boards;
•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own (withhold only at their outside boards).

WITHHOLD from the entire board (except for new nominees, who should be considered on a CASE-BY-CASE basis) if:

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;
•

The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;

•	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;
•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;
•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
•	At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;
•	A Russell 3000 company underperformed its industry group (GICS group). The test will consist of the bottom performers within each industry group.

WITHHOLD from inside directors and affiliated outside directors when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
•	The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;

B-2

•	A material weakness identified in the Section 404 disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.

WITHHOLD from the members of the Compensation Committee if:

•	There is a negative correlation between chief executive pay and company performance;
•	The company fails to submit one-time transfers of stock options to a shareholder vote;
•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;
•	The company has poor compensation practices.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.);

•	Two-thirds independent board;
•	All-independent key committees;
•	Established governance guidelines;
•	The company does not under-perform its peers.

Majority Vote Shareholder Proposals

Generally vote FOR reasonably crafted shareholders proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections). Consider voting AGAINST the shareholder proposal if the company has adopted a formal corporate governance policy that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

At a minimum, a company’s policy should articulate the following elements to adequately address each director nominee who fails to receive an affirmative of majority of votes cast in an election:

•	Established guidelines disclosed annually in the proxy statement concerning the process to follow for nominees who receive majority withhold votes;
•	The policy needs to outline a clear and reasonable timetable for all decision-making regarding the nominee’s status;
•	The policy needs to specify that the process of determining the nominee’s status will be managed by independent directors and must exclude the nominee in question;
•	An outline of a range of remedies (for example, acceptance of the resignation, maintaining the director but curing the underlying causes of the withheld votes, etc.);

B-3

•

The final decision on the nominee’s status should be promptly disclosed via an SEC filing. The policy needs to include the timeframe for disclosure and require a full explanation of how the decision was reached.

In addition, the company should articulate to shareholders why its policy is the best structure for demonstrating accountability to shareholders.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;
•	Management’s track record;
•	Background to the proxy contest;
•	Qualifications of director nominees (both slates);
•	Strategic plan of dissident slate and quality of critique against management;
•	Likelihood that the proposed goals and objectives can be achieved (both slates);
•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

4. Takeover Defenses

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or
•

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20 percent trigger, flip-in or flip-over;
•	A term of no more than three years;
•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

B-4

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

For mergers and acquisitions, evaluate the proposed transaction based on these factors:

•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?
•	Market reaction - How has the market responded to the proposed deal?
•	Strategic rationale - Does the deal make sense strategically? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.
•	Negotiations and process - Were the terms of the transaction negotiated at arm's length? Was the process fair and equitable?
•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests.

•	Governance - Will the combined company have a better or worse governance profile than the parties to the transaction?

6. State of Incorporation

Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain. In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company’s ongoing use of shares has shown prudence.

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

B-5

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the plan if:

•	The total cost of the company’s equity plans is unreasonable;
•	The plan expressly permits the repricing of stock options without prior shareholder approval;
•	There is a disconnect between CEO pay and the company’s performance;
•	The company’s three year burn rate exceeds the greater of 2 percent and the mean plus 1 standard deviation of its industry group; or
•	The plan is a vehicle for poor pay practices.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation plan are met and disclosed in the proxy statement:

•	Stock ownership guidelines with a minimum of three times the annual cash retainer.
•	Vesting schedule or mandatory holding/deferral period:

-    A minimum vesting of three years for stock options or restricted stock; or

-    Deferred stock payable at the end of a three-year deferral period.

•	A balanced mix between cash and equity. If the mix is heavier on equity, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.
•	No retirement/benefits and perquisites for non-employee directors; and
•	A table with a detailed disclosure of the cash and equity compensation for each non-employee director for the most recent fiscal year.

Disclosure of CEO Compensation-Tally Sheet

Companies should provide better and more transparent disclosure related to CEO pay. Consider withhold votes in the future from the compensation committee and voting against equity plans if compensation disclosure is not improved and a tally sheet is not provided.

Employee Stock Purchase Plans—Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR plans if:

•	Purchase price is at least 85 percent of fair market value;
•	Offering period is 27 months or less; and
•	The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Employee Stock Purchase Plans—Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR plans with:

B-6

•	Broad-based participation (i.e., all employees with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
•	Limits on employee contribution (a fixed dollar amount or a percentage of base salary);
•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;
•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Option Exchange Programs/Re-pricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration historic trading patterns, rationale for the re-pricing, value-for-value exchange treatment of surrendered options, option vesting, term of the option, exercise price and participation. Vote FOR shareholder proposals to put option re-

pricing to a shareholder vote.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include:

•	A trigger beyond the control of management;
•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;
•

Change-in-control payments should be double-triggered, i.e., (1) after a change in the company’s ownership structure has taken place, and (2) termination of the executive as a result of the change in control.

9. Corporate Responsibility

Animal Rights

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

•	The company is conducting animal testing programs that are unnecessary or not required by regulation;
•	The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;
•	The company has been the subject of recent, significant controversy related to its testing programs.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards.

Drug Pricing and Re-importation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

•	The existing level of disclosure on pricing policies;
•	Deviation from established industry pricing norms;
•	The company’s existing initiatives to provide its products to needy consumers;
•	Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

B-7

Genetically Modified Foods

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Tobacco

Most tobacco-related proposals (such as on second-hand smoke, advertising to youth and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

Toxic Chemicals

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals.

Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

Arctic National Wildlife Refuge

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

•	New legislation is adopted allowing development and drilling in the ANWR region;
•	The company intends to pursue operations in the ANWR; and
•	The company has not disclosed an environmental risk report for its ANWR operations.

Concentrated Area Feeding Operations (CAFOs)

Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:

•	The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or
•	The company does not directly source from CAFOs.

Global Warming and Kyoto Protocol Compliance

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

•	The company does not maintain operations in Kyoto signatory markets;
•	The company already evaluates and substantially discloses such information; or,
•	Greenhouse gas emissions do not significantly impact the company’s core businesses.

Political Contributions

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: any recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

B-8

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

Outsourcing/Offshoring

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report; and the existence of a publicly available code of corporate conduct that applies to international operations.

Human Rights Reports

Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

10. Mutual Fund Proxies

Election of Directors

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

•	Past performance as a closed-end fund;
•	Market in which the fund invests;
•	Measures taken by the board to address the discount; and
•	Past shareholder activism, board activity, and votes on related proposals.

Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the solicitation expenses.

Terminate the Investment Advisor

Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:

•	Performance of the fund’s net asset value;
•	The fund’s history of shareholder relations;
•	The performance of other funds under the advisor’s management.

B-9

PROSPECTUS

33 Whitehall Street, 10th Floor

New York, New York 10004

866-476-7523

India Fixed-Income Funds

IndiaShares Fixed-Income Shares

India Equity Funds

IndiaShares Mid- & Small-Cap Shares

India Sector Funds

IndiaShares Consumer Shares

IndiaShares Energy & Utilities Shares

IndiaShares Financial Shares

IndiaShares Industrial Shares

IndiaShares Infrastructure Shares

IndiaShares Materials Shares

IndiaShares Technology & Telecommunication Shares

February 28, 2012

The funds offered in this prospectus (collectively, the “Funds”) trade, or will trade, on NYSE Arca, Inc. (“the Exchange”).

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SUMMARY OF FUNDS

INDIASHARES FIXED-INCOME SHARES

Investment Objective

The IndiaShares Fixed-Income Shares (the “Fund”) seeks investment results, before fees and expenses, that track the Indus India Fixed-Income Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

ANNUAL FUND OPERATING EXPENSES(1)

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	1.35%
Total Annual Fund Operating Expenses	2.10%
Expense Waiver/Reimbursement	1.15%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$97	$546

Portfolio Turnover

The Fund, through its investment in the Subsidiary (as defined below), pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks its investment objective by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests at least 80% of its net assets in the securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts. Unless the context otherwise requires, descriptions in this prospectus of securities and transactions, and their associated risks, generally refer to investments made indirectly by the Fund through the Subsidiary.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Fund makes its investments in Indian companies by investing in shares of the Subsidiary, which is registered as a collective investment vehicle with the Mauritius Financial Services Commission (“FSC”). In consideration for its management fee, the Adviser serves as the investment adviser to the Fund and as investment manager to the Subsidiary. The Subsidiary was formed for the purpose of facilitating a tax-efficient method of investing directly in the Indian markets. The Subsidiary has established residency in Mauritius to be eligible to receive beneficial tax treatment under the double taxation avoidance agreement entered into between Mauritius and India (“Tax Treaty”). To the extent the Fund invests through the Subsidiary, an investment in the Fund is an indirect investment in the Subsidiary. Unless the context otherwise requires, descriptions in the prospectus of securities and transactions, and their associated risks,

1

generally refer to investments made indirectly by the Fund through the Subsidiary. The Subsidiary is managed pursuant to the same compliance policies and procedures as the Fund. The Adviser is registered with the Securities and Exchange Board (“SEBI”) as a Foreign Institutional Investor (“FII”). The Fund reserves the right to move the Subsidiary to any other jurisdiction in the interest of the Fund. In that event, investments in India would be made through such other jurisdiction.

India is considered an “emerging market,” as that term is defined by the index provider. The determination that India is an “emerging market” is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is a “hybrid index” composed of 25 component securities, which are (a) sovereign debt issued by the government of India and (b) highly-rated corporate debt of Indian companies, including debt issued by Public Sector Undertakings in which the government of India has a majority interest. The two categories of investment are both weighted equally. Maturities of the fixed-income investments are staggered between approximately 1 year and 10 years, with a target portfolio average maturity of 5.5 years. Corporate debt being “high-rated” is defined as being rated within the four highest ratings categories by, S&P, Moody’s, or Fitch or is unrated, but judged to be of comparable quality by the index provider. The Index undergoes reconstitution on the maturity date of any component security, with the maturing security being replaced with another qualifying security with an approximate maturity of 10 years. The Index was started on December 31, 2005.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the Subsidiary’s underlying investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

2

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Depositary Receipt Risk

Indian securities may trade in the form of depositary receipts, including Indian, American, European and Global Depositary Receipts. Indian Depositary Receipts (“IDRs”) are issued by domestic depositories in India and are denominated in Indian Rupees, wherein the underlying security is of a company situated outside India. There has been no formal market for IDRs. Although depositary receipts have risks similar to the securities that they represent, including the risks associated with investing in foreign securities, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

3

Foreign Investment Risk In India

Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. In India, only certain FIIs and non-Indian mutual funds that comply with certain statutory conditions and are registered with the SEBI, may make direct investments in exchange traded Indian securities (and securities to be listed, or those approved on the over-the-counter exchange of India). The Subsidiary, which was formed for the purpose of facilitating the Fund’s purchase of Indian securities directly in the Indian market, is registered as an FII subaccount with SEBI and the Adviser has obtained a certificate of registration from SEBI to act as an FII. The investment by the Subsidiary in Indian securities is therefore dependent on the continued registration of the Adviser as an FII. Any loss of such registration by the Adviser could result in mandatory divestment by the Subsidiary.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Indian Securities Risk

Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Subsidiary’s assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. In addition, religious and border disputes persist in India. Moreover, India has experienced civil unrest and hostilities with neighboring countries, including Pakistan, and the Indian government has confronted separatist movements in several Indian states.

The securities market of India is considered an emerging market characterized by a small number of listed companies with significantly smaller market capitalization, greater price volatility and substantially less liquidity than more developed markets. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Subsidiary. This will affect the rate at which the

Subsidiary is able to invest in India, the purchase and sale prices for such securities and the timing of purchases and sales. Certain restrictions on foreign investment may decrease the liquidity of the Subsidiary’s portfolio or inhibit the Fund’s ability to track the Index. The Fund’s investments, through the Subsidiary, in securities of issuers located or operating in India as well as its ability to track the Underlying Index may be limited or prevented, at times, due to the limits on foreign ownership imposed by the Reserve Bank of India (“RBI”).

Interest Rate Risk

The value of the Fund’s investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Prepayment Risk

Many types of debt securities are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in other debt securities that have lower yields.

4

Regulatory Risk

The Fund invests in Indian securities through the Subsidiary, which is registered with the FSC in Mauritius and with the SEBI as a FII Subaccount. Such registration is subject to certain conditions and eligibility criteria and may be temporarily or permanently suspended or revoked due to a change in the applicable regulations or if the Subsidiary fails to meet registration requirements. Additionally, the Subsidiary relies on a tax treaty between India and Mauritius that may be temporarily or permanently suspended or terminated. Any changes in the applicable foreign or domestic regulation, the tax treaty between India and Mauritius, or the Subsidiary’s registration with the applicable foreign or domestic authorities, may adversely impact the investment opportunities available to the Fund and the Fund’s performance.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Settlement Risk in India

Settlement of securities transactions in India are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund was heavily invested, the Fund’s ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Fund may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Fund may have to sell more liquid securities which it would not otherwise choose to sell.

Sovereign Debt Risk

The Fund may invest in, or seek exposure to, sovereign debt instruments. The government authority that controls the repayment of the debt may be unable or unwilling to make interest payments and/or repay principal due to the extent of its foreign reserves, the availability of sufficient foreign exchange on the date payment is due, the relative size of the debt service burden to the economy as a whole, or the government’s policy or political restraints. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. Additionally, government obligors in emerging market countries may be among the largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. As such, the risks associated with sovereign debt of emerging market nations are greater than sovereign debt of developed nations.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period. The Adviser seeks a correlation for the Fund over time of 0.95 or better between the Fund’s performance and the performance of the Index.

Treaty, Tax and Distribution Risk

The Fund and the Subsidiary rely on a tax treaty between India and The Republic of Mauritius. As such, treaty renegotiation or changes in legislation could result in higher taxes for the Fund.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

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Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INDIASHARES MID- & SMALL-CAP SHARES

Investment Objective

The IndiaShares Mid- & Small-Cap Shares (the “Fund”) seeks investment results, before fees and expenses, that track the Indus India Junior Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

ANNUAL FUND OPERATING EXPENSES(1)

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	3.08%
Total Annual Fund Operating Expenses	3.83%
Expense Waiver/Reimbursement	2.88%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$97	$902

Portfolio Turnover

The Fund, through its investment in the Subsidiary (as defined below), pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks its investment objective by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests at least 80% of its net assets in the securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts. Unless the context otherwise requires, descriptions in this prospectus of securities and transactions, and their associated risks, generally refer to investments made indirectly by the Fund through the Subsidiary.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Fund makes its investments in Indian companies by investing in shares of the Subsidiary, which is registered as a collective investment vehicle with the Mauritius Financial Services Commission (“FSC”). In consideration for its management fee, the Adviser serves as the investment adviser to the Fund and as investment manager to the Subsidiary. The Subsidiary was formed for the purpose of facilitating a tax-efficient method of investing directly in the Indian markets. The Subsidiary has established residency in Mauritius to be eligible to receive beneficial tax treatment under the double taxation avoidance agreement entered into between Mauritius and India (“Tax Treaty”). To the extent the Fund invests through the Subsidiary, an investment in the Fund is an indirect investment in the Subsidiary. Unless the context otherwise requires, descriptions in the prospectus of securities and transactions, and their associated risks,

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generally refer to investments made indirectly by the Fund through the Subsidiary. The Subsidiary is managed pursuant to the same compliance policies and procedures as the Fund. The Adviser is registered with the Securities and Exchange Board (“SEBI”) as a Foreign Institutional Investor (“FII”). The Fund reserves the right to move the Subsidiary to any other jurisdiction in the interest of the Fund. In that event, investments in India would be made through such other jurisdiction.

India is considered an “emerging market,” as that term is defined by the index provider. The determination that India is an “emerging market” is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is composed of 100 securities of medium and small capitalization India companies. To select the 100 securities that comprise the Index, the largest 200 companies on the listed on each of the Bombay Stock Exchange and the National Stock Exchange (the “Index Universe”) are ranked pursuant to the “IndusCap” proprietary metric, developed by the Index provider. IndusCap measures, for each stock, the capitalization available for purchase by foreign investors on any given day, using Indian regulatory foreign-holding limits, current foreign holdings in the stock and other relevant information. Applying the IndusCap metric, 50 securities with the highest IndusCap value are deemed large capitalization stocks and removed from the pool of eligible investments. From the remaining stocks, which the index provider deems small and medium capitalization stocks, the next 100 securities ranked 51 to 150 by IndusCap value are then selected for inclusion in the Index. As of December 30, 2011, the Index had a median capitalization of $1.38 billion. The Index is reconstituted four times a year, on the last day of January, April, July and October, and based on the then-current IndusCap values of the companies in the Index Universe. The Index was started on December 31, 2001.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index.

These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the Subsidiary’s underlying investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited

8

number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Depositary Receipt Risk

Indian securities may trade in the form of depositary receipts, including Indian, American, European and Global Depositary Receipts. Indian Depositary Receipts (“IDRs”) are issued by domestic depositories in India and are denominated in Indian Rupees, wherein the underlying security is of a company situated outside India. There has been no formal market for IDRs. Although depositary receipts have risks similar to the securities that they represent, including the risks associated with investing in foreign securities, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Investment Risk In India

Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. In India, only certain FIIs and non-Indian mutual funds that comply with certain statutory conditions and are registered with the SEBI, may make direct investments in exchange traded Indian securities (and securities to be listed, or those approved on the over-the-counter exchange of India). The Subsidiary, which was formed for the purpose of

9

facilitating the Fund’s purchase of Indian securities directly in the Indian market, is registered as an FII subaccount with SEBI and the Adviser has obtained a certificate of registration from SEBI to act as an FII. The investment by the Subsidiary in Indian securities is therefore dependent on the continued registration of the Adviser as an FII. Any loss of such registration by the Adviser could result in mandatory divestment by the Subsidiary.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Indian Securities Risk

Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Subsidiary’s assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. In addition, religious and border disputes persist in India. Moreover, India has experienced civil unrest and hostilities with neighboring countries, including Pakistan, and the Indian government has confronted separatist movements in several Indian states.

The securities market of India is considered an emerging market characterized by a small number of listed companies with significantly smaller market capitalization, greater price volatility and substantially less liquidity than more developed markets. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Subsidiary. This will affect the rate at which the Subsidiary is able to invest in India, the purchase and sale prices for such securities and the timing of purchases and sales. Certain restrictions on foreign investment may decrease the liquidity of the Subsidiary’s portfolio or inhibit the Fund’s ability to track the Index. The Fund’s investments, through the Subsidiary, in securities of issuers located or operating in India as well as its ability to track the Underlying Index may be limited or prevented, at times, due to the limits on foreign ownership imposed by the Reserve Bank of India (“RBI”).

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund invests in Indian securities through the Subsidiary, which is registered with the FSC in Mauritius and with the SEBI as a FII Subaccount. Such registration is subject to certain conditions and eligibility criteria and may be temporarily or permanently suspended or revoked due to a change in the applicable regulations or if the Subsidiary fails to meet registration requirements. Additionally, the Subsidiary relies on a tax treaty between India and Mauritius that may be temporarily or permanently suspended or terminated. Any changes in the applicable foreign or domestic regulation, the tax treaty between India and Mauritius, or the Subsidiary’s registration with the applicable foreign or domestic authorities, may adversely impact the investment opportunities available to the Fund and the Fund’s performance.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end

10

investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Settlement Risk in India

Settlement of securities transactions in India are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund was heavily invested, the Fund’s ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Fund may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Fund may have to sell more liquid securities which it would not otherwise choose to sell.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period. The Adviser seeks a correlation for the Fund over time of 0.95 or better between the Fund’s performance and the performance of the Index.

Treaty, Tax and Distribution Risk

The Fund and the Subsidiary rely on a tax treaty between India and The Republic of Mauritius. As such, treaty renegotiation or changes in legislation could result in higher taxes for the Fund.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices.

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The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INDIASHARES CONSUMER SHARES

Investment Objective

The IndiaShares Consumer Shares (the “Fund”) seeks investment results, before fees and expenses, that track the Indus India Consumer Sector Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

ANNUAL FUND OPERATING EXPENSES(1)

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	1.93%
Total Annual Fund Operating Expenses	2.68%
Expense Waiver/Reimbursement	1.73%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$97	$667

Portfolio Turnover

The Fund, through its investment in the Subsidiary (as defined below), pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks its investment objective by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests at least 80% of its net assets in the securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts. Unless the context otherwise requires, descriptions in this prospectus of securities and transactions, and their associated risks, generally refer to investments made indirectly by the Fund through the Subsidiary.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Fund makes its investments in Indian companies by investing in shares of the Subsidiary, which is registered as a collective investment vehicle with the Mauritius Financial Services Commission (“FSC”). In consideration for its management fee, the Adviser serves as the investment adviser to the Fund and as investment manager to the Subsidiary. The Subsidiary was formed for the purpose of facilitating a tax-efficient method of investing directly in the Indian markets. The Subsidiary has established residency in Mauritius to be eligible to receive beneficial tax treatment under the double taxation avoidance agreement entered into between Mauritius and India (“Tax Treaty”). To the extent the Fund invests through the Subsidiary, an investment in the Fund is an indirect investment in the Subsidiary. Unless the context otherwise requires, descriptions in the prospectus of securities and transactions, and their associated risks,

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generally refer to investments made indirectly by the Fund through the Subsidiary. The Subsidiary is managed pursuant to the same compliance policies and procedures as the Fund. The Adviser is registered with the Securities and Exchange Board (“SEBI”) as a Foreign Institutional Investor (“FII”). The Fund reserves the right to move the Subsidiary to any other jurisdiction in the interest of the Fund. In that event, investments in India would be made through such other jurisdiction.

India is considered an “emerging market,” as that term is defined by the index provider. The determination that India is an “emerging market” is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is composed of 50 securities of Indian companies that provide products directly to the consumer that are typically considered either discretionary or nondiscretionary. Such companies would include manufacturers and distributors of food, beverages and tobacco, producers of non-durable household goods, as well as manufacturers and distributors of durable goods, apparel, home electronic devices and leisure equipment. To select the 50 securities that comprise the Index, each India company in the consumer sector (both consumer discretionary and consumer staples) is ranked pursuant to the “IndusCap” proprietary metric, developed by the Index provider. IndusCap measures, for each stock, the capitalization available for purchase by foreign investors on each day, using Indian regulatory foreign-holding limits, current foreign holdings in the stock and other relevant information. Based on the IndusCap metric, the 50 securities with the highest IndusCap value, which equates approximately to the 50 stocks in the consumer sector with the highest capitalization of outstanding stock available for purchase by foreign investors, are then selected for inclusion in the Index. The component securities are each listed on either the Bombay Stock Exchange or the National Stock Exchange. As of December 30, 2011, the Index had a median capitalization of $1.44 billion. The Index is reconstituted four times a year, on the last day of January, April, July and October, and rebalanced on the then-current IndusCap values of the reconstituted components. The Index was started on December 31, 2005.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the Subsidiary’s underlying investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in various consumer sectors, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

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Consumer Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the consumer sector. The consumer staples sector may be affected by changing consumer tastes, demographics, marketing campaigns and other factors affecting consumer demand, as well as the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors, also can affect the demand for, and success of, consumer products in the marketplace.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Depositary Receipt Risk

Indian securities may trade in the form of depositary receipts, including Indian, American, European and Global Depositary Receipts. Indian Depositary Receipts (“IDRs”) are issued by domestic depositories in India and are denominated in Indian Rupees, wherein the underlying security is of a company situated outside India. There has been no formal market for IDRs. Although depositary receipts have risks similar to the securities that they represent, including the risks associated with investing in foreign securities, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

15

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Investment Risk In India

Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. In India, only certain FIIs and non-Indian mutual funds that comply with certain statutory conditions and are registered with the SEBI, may make direct investments in exchange traded Indian securities (and securities to be listed, or those approved on the over-the-counter exchange of India). The Subsidiary, which was formed for the purpose of facilitating the Fund’s purchase of Indian securities directly in the Indian market, is registered as an FII subaccount with SEBI and the Adviser has obtained a certificate of registration from SEBI to act as an FII. The investment by the Subsidiary in Indian securities is therefore dependent on the continued registration of the Adviser as an FII. Any loss of such registration by the Adviser could result in mandatory divestment by the Subsidiary.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Indian Securities Risk

Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Subsidiary’s assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. In addition, religious and border disputes persist in India. Moreover, India has experienced civil unrest and hostilities with neighboring countries, including Pakistan, and the Indian government has confronted separatist movements in several Indian states.

The securities market of India is considered an emerging market characterized by a small number of listed companies with significantly smaller market capitalization, greater price volatility and substantially less liquidity than more developed markets. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Subsidiary. This will affect the rate at which the Subsidiary is able to invest in India, the purchase and sale prices for such securities and the timing of purchases and sales. Certain restrictions on foreign investment may decrease the liquidity of the Subsidiary’s portfolio or inhibit the Fund’s ability to track the Index. The Fund’s investments, through the Subsidiary, in securities of issuers located or operating in India as well as its ability to track the Underlying Index may be limited or prevented, at times, due to the limits on foreign ownership imposed by the Reserve Bank of India (“RBI”).

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

16

Regulatory Risk

The Fund invests in Indian securities through the Subsidiary, which is registered with the FSC in Mauritius and with the SEBI as a FII Subaccount. Such registration is subject to certain conditions and eligibility criteria and may be temporarily or permanently suspended or revoked due to a change in the applicable regulations or if the Subsidiary fails to meet registration requirements. Additionally, the Subsidiary relies on a tax treaty between India and Mauritius that may be temporarily or permanently suspended or terminated. Any changes in the applicable foreign or domestic regulation, the tax treaty between India and Mauritius, or the Subsidiary’s registration with the applicable foreign or domestic authorities, may adversely impact the investment opportunities available to the Fund and the Fund’s performance.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Settlement Risk in India

Settlement of securities transactions in India are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund was heavily invested, the Fund’s ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Fund may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Fund may have to sell more liquid securities which it would not otherwise choose to sell.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period. The Adviser seeks a correlation for the Fund over time of 0.95 or better between the Fund’s performance and the performance of the Index.

Treaty, Tax and Distribution Risk

The Fund and the Subsidiary rely on a tax treaty between India and The Republic of Mauritius. As such, treaty renegotiation or changes in legislation could result in higher taxes for the Fund.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices.

17

The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

18

INDIASHARES ENERGY & UTILITIES SHARES

Investment Objective

The IndiaShares Energy & Utilities Shares (the “Fund”) seeks investment results, before fees and expenses, that track the Indus India Energy Utilities Sector Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses(1)

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	1.52%
Total Annual Fund Operating Expenses	2.27%
Expense Waiver/Reimbursement	1.32%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$97	$582

Portfolio Turnover

The Fund, through its investment in the Subsidiary (as defined below), pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks its investment objective by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests at least 80% of its net assets in the securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts. Unless the context otherwise requires, descriptions in this prospectus of securities and transactions, and their associated risks, generally refer to investments made indirectly by the Fund through the Subsidiary.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Fund makes its investments in Indian companies by investing in shares of the Subsidiary, which is registered as a collective investment vehicle with the Mauritius Financial Services Commission (“FSC”). In consideration for its management fee, the Adviser serves as the investment adviser to the Fund and as investment manager to the Subsidiary. The Subsidiary was formed for the purpose of facilitating a tax-efficient method of investing directly in the Indian markets. The Subsidiary has established residency in Mauritius to be eligible to receive beneficial tax treatment under the double taxation avoidance agreement entered into between Mauritius and India (“Tax Treaty”). To the extent the Fund invests through the Subsidiary, an investment in the Fund is an indirect investment in the Subsidiary. Unless the context otherwise requires, descriptions in the prospectus of securities and transactions, and their associated risks,

19

generally refer to investments made indirectly by the Fund through the Subsidiary. The Subsidiary is managed pursuant to the same compliance policies and procedures as the Fund. The Adviser is registered with the Securities and Exchange Board (“SEBI”) as a Foreign Institutional Investor (“FII”). The Fund reserves the right to move the Subsidiary to any other jurisdiction in the interest of the Fund. In that event, investments in India would be made through such other jurisdiction.

India is considered an “emerging market,” as that term is defined by the index provider. The determination that India is an “emerging market” is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is composed of 30 securities of Indian companies engaged in energy related businesses, such as oil companies involved in the exploration, production, servicing, drilling and refining processes, and companies primarily involved in the production and mining of coal and other fuels used in the generation of consumable energy. Additionally, the Index includes Indian companies engaged in the gas, oil and water utilities industries. To select the 30 securities that comprise the Index, each India company in the energy and utilities sectors is ranked pursuant to the “IndusCap” proprietary metric, developed by the Index provider. IndusCap measures, for each stock, the capitalization available for purchase by foreign investors on each day, using Indian regulatory foreign-holding limits, current foreign holdings in the stock and other relevant information. Based on the IndusCap metric, the 30 securities with the highest IndusCap value, which equates approximately to the 30 stocks in the combined energy and utilities sectors with the highest capitalization of outstanding stock available for purchase by foreign investors, are then selected for inclusion in the Index. The component securities are each listed on either the Bombay Stock Exchange or the National Stock Exchange. As of December 30, 2011, the Index had a median capitalization of $1.43 billion. The Index is reconstituted four times a year, on the last day of January, April, July and October, and rebalanced on the then-current IndusCap values of the reconstituted components. The Index was started on December 31, 2005.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the Subsidiary’s underlying investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the energy and utilities sectors, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

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Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Depositary Receipt Risk

Indian securities may trade in the form of depositary receipts, including Indian, American, European and Global Depositary Receipts. Indian Depositary Receipts (“IDRs”) are issued by domestic depositories in India and are denominated in Indian Rupees, wherein the underlying security is of a company situated outside India. There has been no formal market for IDRs. Although depositary receipts have risks similar to the securities that they represent, including the risks associated with investing in foreign securities, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

21

Energy Sector Risk

The Fund will invest in securities issued by, and/or have exposure to, companies that engage in energy-related businesses and companies primarily involved in the production and mining of coal and other fuels used in the generation of consumable energy. As a result, the Fund is subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The prices of the securities of energy and energy services companies may fluctuate widely due to the supply and demand for both their specific products or services and energy products in general. In addition, the prices of energy product securities may be affected by changes in value and dividend yield.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Investment Risk In India

Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. In India, only certain FIIs and non-Indian mutual funds that comply with certain statutory conditions and are registered with the SEBI, may make direct investments in exchange traded Indian securities (and securities to be listed, or those approved on the over-the-counter exchange of India). The Subsidiary, which was formed for the purpose of facilitating the Fund’s purchase of Indian securities directly in the Indian market, is registered as an FII subaccount with SEBI and the Adviser has obtained a certificate of registration from SEBI to act as an FII. The investment by the Subsidiary in Indian securities is therefore dependent on the continued registration of the Adviser as an FII. Any loss of such registration by the Adviser could result in mandatory divestment by the Subsidiary.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Indian Securities Risk

Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Subsidiary’s assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. In addition, religious and border disputes persist in India. Moreover, India has experienced civil unrest and hostilities with neighboring countries, including Pakistan, and the Indian government has confronted separatist movements in several Indian states.

The securities market of India is considered an emerging market characterized by a small number of listed companies with significantly smaller market capitalization, greater price volatility and substantially less liquidity than more developed markets. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Subsidiary. This will affect the rate at which the Subsidiary is able to invest in India, the purchase and sale prices for such securities and the timing of purchases and sales. Certain restrictions on foreign investment may decrease the liquidity of the Subsidiary’s portfolio or inhibit the Fund’s ability to track the Index. The Fund’s investments, through the Subsidiary, in securities of issuers located or operating in India as well as its ability to track the Underlying Index may be limited or prevented, at times, due to the limits on foreign ownership imposed by the Reserve Bank of India (“RBI”).

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

22

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund invests in Indian securities through the Subsidiary, which is registered with the FSC in Mauritius and with the SEBI as a FII Subaccount. Such registration is subject to certain conditions and eligibility criteria and may be temporarily or permanently suspended or revoked due to a change in the applicable regulations or if the Subsidiary fails to meet registration requirements. Additionally, the Subsidiary relies on a tax treaty between India and Mauritius that may be temporarily or permanently suspended or terminated. Any changes in the applicable foreign or domestic regulation, the tax treaty between India and Mauritius, or the Subsidiary’s registration with the applicable foreign or domestic authorities, may adversely impact the investment opportunities available to the Fund and the Fund’s performance.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Settlement Risk in India

Settlement of securities transactions in India are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund was heavily invested, the Fund’s ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Fund may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Fund may have to sell more liquid securities which it would not otherwise choose to sell.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period. The Adviser seeks a correlation for the Fund over time of 0.95 or better between the Fund’s performance and the performance of the Index.

Treaty, Tax and Distribution Risk

The Fund and the Subsidiary rely on a tax treaty between India and The Republic of Mauritius. As such, treaty renegotiation or changes in legislation could result in higher taxes for the Fund.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Utilities Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the utilities sector. Issuers in the utilities sector are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. Utilities issuers experience certain of these problems to varying degrees.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

23

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore,

performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INDIASHARES FINANCIAL SHARES

Investment Objective

The IndiaShares Financial Shares (the “Fund”) seeks investment results, before fees and expenses, that track the Indus India Financials Sector Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

ANNUAL FUND OPERATING EXPENSES(1)

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	1.52%
Total Annual Fund Operating Expenses	2.27%
Expense Waiver/Reimbursement	1.32%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$97	$582

Portfolio Turnover

The Fund, through its investment in the Subsidiary (as defined below), pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks its investment objective by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests at least 80% of its net assets in the securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts. Unless the context otherwise requires, descriptions in this prospectus of securities and transactions, and their associated risks, generally refer to investments made indirectly by the Fund through the Subsidiary.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Fund makes its investments in Indian companies by investing in shares of the Subsidiary, which is registered as a collective investment vehicle with the Mauritius Financial Services Commission (“FSC”). In consideration for its management fee, the Adviser serves as the investment adviser to the Fund and as investment manager to the Subsidiary. The Subsidiary was formed for the purpose of facilitating a tax-efficient method of investing directly in the Indian markets. The Subsidiary has established residency in Mauritius to be eligible to receive beneficial tax treatment under the double taxation avoidance agreement entered into between Mauritius and India (“Tax Treaty”). To the extent the Fund invests through the Subsidiary, an investment in the Fund is an indirect investment in the Subsidiary. Unless the context otherwise requires, descriptions in the prospectus of securities and transactions, and their associated risks,

25

generally refer to investments made indirectly by the Fund through the Subsidiary. The Subsidiary is managed pursuant to the same compliance policies and procedures as the Fund. The Adviser is registered with the Securities and Exchange Board (“SEBI”) as a Foreign Institutional Investor (“FII”). The Fund reserves the right to move the Subsidiary to any other jurisdiction in the interest of the Fund. In that event, investments in India would be made through such other jurisdiction.

India is considered an “emerging market,” as that term is defined by the index provider. The determination that India is an “emerging market” is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is composed of 30 securities of Indian companies that are engaged in the financial industry, such as banks, general lending, insurance and general finance. To select the 30 securities that comprise the Index, each India company in the financial sector is ranked pursuant to the “IndusCap” proprietary metric, developed by the Index provider. IndusCap measures, for each stock, the capitalization available for purchase by foreign investors on each day, using Indian regulatory foreign-holding limits, current foreign holdings in the stock and other relevant information. Based on the IndusCap metric, the 30 securities with the highest IndusCap value, which equates approximately to the 30 stocks in the financial sector with the highest capitalization of outstanding stock available for purchase by foreign investors, are then selected for inclusion in the Index. The component securities are each listed on either the Bombay Stock Exchange or the National Stock Exchange. As of December 30, 2011, the Index had a median capitalization of $501 million. The Index is reconstituted four times a year, on the last day of January, April, July and October, and rebalanced on the then-current IndusCap values of the reconstituted components. The Index was started on December 31, 2005.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the Subsidiary’s underlying investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the financial sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class

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without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Depositary Receipt Risk

Indian securities may trade in the form of depositary receipts, including Indian, American, European and Global Depositary Receipts. Indian Depositary Receipts (“IDRs”) are issued by domestic depositories in India and are denominated in Indian Rupees, wherein the underlying security is of a company situated outside India. There has been no formal market for IDRs. Although depositary receipts have risks similar to the securities that they represent, including the risks associated with investing in foreign securities, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

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Financial Sector Risk

The Fund will focus its investments in securities issued by, and/or have exposure to, financial companies. As a result, the Fund is subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial services companies. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

Foreign Investment Risk In India

Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. In India, only certain FIIs and non-Indian mutual funds that comply with certain statutory conditions and are registered with the SEBI, may make direct investments in exchange traded Indian securities (and securities to be listed, or those approved on the over-the-counter exchange of India). The Subsidiary, which was formed for the purpose of facilitating the Fund’s purchase of Indian securities directly in the Indian market, is registered as an FII subaccount with SEBI and the Adviser has obtained a certificate of registration from SEBI to act as an FII. The investment by the Subsidiary in Indian securities is therefore dependent on the continued registration of the Adviser as an FII. Any loss of such registration by the Adviser could result in mandatory divestment by the Subsidiary.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Indian Securities Risk

Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Subsidiary’s assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. In addition, religious and border disputes persist in India. Moreover, India has experienced civil unrest and hostilities with neighboring countries, including Pakistan, and the Indian government has confronted separatist movements in several Indian states. The securities market of India is considered an emerging market characterized by a small number of listed companies with significantly smaller market capitalization, greater price volatility and substantially less liquidity than more developed markets. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Subsidiary. This will affect the rate at which the Subsidiary is able to invest in India, the purchase and sale prices for such securities and the timing of purchases and sales. Certain restrictions on foreign investment may decrease the liquidity of the Subsidiary’s portfolio or inhibit the Fund’s ability to track the Index. The Fund’s investments, through the Subsidiary, in securities of issuers located or operating in India as well as its ability to track the Underlying Index may be limited or prevented, at times, due to the limits on foreign ownership imposed by the Reserve Bank of India (“RBI”).

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

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Regulatory Risk

The Fund invests in Indian securities through the Subsidiary, which is registered with the FSC in Mauritius and with the SEBI as a FII Subaccount. Such registration is subject to certain conditions and eligibility criteria and may be temporarily or permanently suspended or revoked due to a change in the applicable regulations or if the Subsidiary fails to meet registration requirements. Additionally, the Subsidiary relies on a tax treaty between India and Mauritius that may be temporarily or permanently suspended or terminated. Any changes in the applicable foreign or domestic regulation, the tax treaty between India and Mauritius, or the Subsidiary’s registration with the applicable foreign or domestic authorities, may adversely impact the investment opportunities available to the Fund and the Fund’s performance.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Settlement Risk in India

Settlement of securities transactions in India are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund was heavily invested, the Fund’s ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Fund may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Fund may have to sell more liquid securities which it would not otherwise choose to sell.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover,

transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period. The Adviser seeks a correlation for the Fund over time of 0.95 or better between the Fund’s performance and the performance of the Index.

Treaty, Tax and Distribution Risk

The Fund and the Subsidiary rely on a tax treaty between India and The Republic of Mauritius. As such, treaty renegotiation or changes in legislation could result in higher taxes for the Fund.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices.

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The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INDIASHARES INDUSTRIAL SHARES

Investment Objective

The IndiaShares Industrial Shares (the “Fund”) seeks investment results, before fees and expenses, that track the Indus India Industrial Sector Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

ANNUAL FUND OPERATING EXPENSES(1)

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	1.93%
Total Annual Fund Operating Expenses	2.68%
Expense Waiver/Reimbursement	1.73%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$97	$667

Portfolio Turnover

The Fund, through its investment in the Subsidiary (as defined below), pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks its investment objective by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests at least 80% of its net assets in the securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts. Unless the context otherwise requires, descriptions in this prospectus of securities and transactions, and their associated risks, generally refer to investments made indirectly by the Fund through the Subsidiary.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Fund makes its investments in Indian companies by investing in shares of the Subsidiary, which is registered as a collective investment vehicle with the Mauritius Financial Services Commission (“FSC”). In consideration for its management fee, the Adviser serves as the investment adviser to the Fund and as investment manager to the Subsidiary. The Subsidiary was formed for the purpose of facilitating a tax-efficient method of investing directly in the Indian markets. The Subsidiary has established residency in Mauritius to be eligible to receive beneficial tax treatment under the double taxation avoidance agreement entered into between Mauritius and India (“Tax Treaty”). To the extent the Fund invests through the Subsidiary, an investment in the Fund is an indirect investment in the Subsidiary. Unless the context otherwise requires, descriptions in the prospectus of securities and transactions, and their associated risks,

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generally refer to investments made indirectly by the Fund through the Subsidiary. The Subsidiary is managed pursuant to the same compliance policies and procedures as the Fund. The Adviser is registered with the Securities and Exchange Board (“SEBI”) as a Foreign Institutional Investor (“FII”). The Fund reserves the right to move the Subsidiary to any other jurisdiction in the interest of the Fund. In that event, investments in India would be made through such other jurisdiction.

India is considered an “emerging market,” as that term is defined by the index provider. The determination that India is an “emerging market” is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is composed of 50 securities of Indian companies that are engaged in industrial industries such as construction and materials, industrial engineering and industrial transportation. To select the 50 securities that comprise the Index, each India company in the industrial sector is ranked pursuant to the “IndusCap” proprietary metric, developed by the Index provider. IndusCap measures, for each stock, the capitalization available for purchase by foreign investors on each day, using Indian regulatory foreign-holding limits, current foreign holdings in the stock and other relevant information. Based on the IndusCap metric, the 50 securities with the highest IndusCap value, which equates approximately to the 50 stocks in the industrial sector with the highest capitalization of outstanding stock available for purchase by foreign investors, are then selected for inclusion in the Index. The component securities are each listed on either the Bombay Stock Exchange or the National Stock Exchange. As of December 30, 2011, the Index had a median capitalization of $1.97 billion. The Index is reconstituted four times a year, on the last day of January, April, July and October, and rebalanced on the then-current IndusCap values of the reconstituted components. The Index was started on December 31, 2005.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the Subsidiary’s underlying investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the industrial sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or

32

investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Depositary Receipt Risk

Indian securities may trade in the form of depositary receipts, including Indian, American, European and Global Depositary Receipts. Indian Depositary Receipts (“IDRs”) are issued by domestic depositories in India and are denominated in Indian Rupees, wherein the underlying security is of a company situated outside India. There has been no formal market for IDRs. Although depositary receipts have risks similar to the securities that they represent, including the risks associated with investing in foreign securities, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

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Foreign Investment Risk In India

Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. In India, only certain FIIs and non-Indian mutual funds that comply with certain statutory conditions and are registered with the SEBI, may make direct investments in exchange traded Indian securities (and securities to be listed, or those approved on the over-the-counter exchange of India). The Subsidiary, which was formed for the purpose of facilitating the Fund’s purchase of Indian securities directly in the Indian market, is registered as an FII subaccount with SEBI and the Adviser has obtained a certificate of registration from SEBI to act as an FII. The investment by the Subsidiary in Indian securities is therefore dependent on the continued registration of the Adviser as an FII. Any loss of such registration by the Adviser could result in mandatory divestment by the Subsidiary.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Indian Securities Risk

Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Subsidiary’s assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. In addition, religious and border disputes persist in India. Moreover, India has experienced civil unrest and hostilities with neighboring countries, including Pakistan, and the Indian government has confronted separatist movements in several Indian states.

The securities market of India is considered an emerging market characterized by a small number of listed companies with significantly smaller market capitalization, greater price volatility and substantially less liquidity than more developed markets. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Subsidiary. This will affect the rate at which the Subsidiary is able to invest in India, the purchase and sale prices for such securities and the timing of purchases and sales. Certain restrictions on foreign investment may decrease the liquidity of the Subsidiary’s portfolio or inhibit the Fund’s ability to track the Index. The Fund’s investments, through the Subsidiary, in securities of issuers located or operating in India as well as its ability to track the Underlying Index may be limited or prevented, at times, due to the limits on foreign ownership imposed by the Reserve Bank of India (“RBI”).

Industrials Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the industrials sector. Companies in the basic sector could be adversely affected by supply and demand for products and services, product obsolescence and general economic conditions. Companies in the industrials sector also are at risk for environmental damage and product liability claims, and may be adversely affected by depletion of resources, technical progress, labor relations, and governmental regulations.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

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Regulatory Risk

The Fund invests in Indian securities through the Subsidiary, which is registered with the FSC in Mauritius and with the SEBI as a FII Subaccount. Such registration is subject to certain conditions and eligibility criteria and may be temporarily or permanently suspended or revoked due to a change in the applicable regulations or if the Subsidiary fails to meet registration requirements. Additionally, the Subsidiary relies on a tax treaty between India and Mauritius that may be temporarily or permanently suspended or terminated. Any changes in the applicable foreign or domestic regulation, the tax treaty between India and Mauritius, or the Subsidiary’s registration with the applicable foreign or domestic authorities, may adversely impact the investment opportunities available to the Fund and the Fund’s performance.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Settlement Risk in India

Settlement of securities transactions in India are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund was heavily invested, the Fund’s ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Fund may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Fund may have to sell more liquid securities which it would not otherwise choose to sell.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover,

transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period. The Adviser seeks a correlation for the Fund over time of 0.95 or better between the Fund’s performance and the performance of the Index.

Treaty, Tax and Distribution Risk

The Fund and the Subsidiary rely on a tax treaty between India and The Republic of Mauritius. As such, treaty renegotiation or changes in legislation could result in higher taxes for the Fund.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices.

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The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INDIASHARES INFRASTRUCTURE SHARES

Investment Objective

The IndiaShares Infrastructure Shares (the “Fund”) seeks investment results, before fees and expenses, that track the Indus India Infra-Structure Sector Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

ANNUAL FUND OPERATING EXPENSES(1)

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	1.93%
Total Annual Fund Operating Expenses	2.68%
Expense Waiver/Reimbursement	1.73%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$97	$668

Portfolio Turnover

The Fund, through its investment in the Subsidiary (as defined below), pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks its investment objective by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests at least 80% of its net assets in the securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts. Unless the context otherwise requires, descriptions in this prospectus of securities and transactions, and their associated risks, generally refer to investments made indirectly by the Fund through the Subsidiary.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Fund makes its investments in Indian companies by investing in shares of the Subsidiary, which is registered as a collective investment vehicle with the Mauritius Financial Services Commission (“FSC”). In consideration for its management fee, the Adviser serves as the investment adviser to the Fund and as investment manager to the Subsidiary. The Subsidiary was formed for the purpose of facilitating a tax-efficient method of investing directly in the Indian markets. The Subsidiary has established residency in Mauritius to be eligible to receive beneficial tax treatment under the double taxation avoidance agreement entered into between Mauritius and India (“Tax Treaty”). To the extent the Fund invests through the Subsidiary, an investment in the Fund is an indirect investment in the Subsidiary. Unless the context otherwise requires, descriptions in the prospectus of securities and transactions, and their associated risks,

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generally refer to investments made indirectly by the Fund through the Subsidiary. The Subsidiary is managed pursuant to the same compliance policies and procedures as the Fund. The Adviser is registered with the Securities and Exchange Board (“SEBI”) as a Foreign Institutional Investor (“FII”). The Fund reserves the right to move the Subsidiary to any other jurisdiction in the interest of the Fund. In that event, investments in India would be made through such other jurisdiction.

India is considered an “emerging market,” as that term is defined by the index provider. The determination that India is an “emerging market” is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is composed of 50 securities of Indian companies that are owners or operators of infrastructure assets, such as airports, toll roads, ports, communications, transmission and distribution of electricity, oil and gas storage and transportation and water management or distribution. To select the 50 securities that comprise the Index, each India company in the infrastructure sector is ranked pursuant to the “IndusCap” proprietary metric, developed by the Index provider. IndusCap measures, for each stock, the capitalization available for purchase by foreign investors on each day, using Indian regulatory foreign-holding limits, current foreign holdings in the stock and other relevant information. Based on the IndusCap metric, the 50 securities with the highest IndusCap value, which equates approximately to the 50 stocks in the infrastructure sector with the highest capitalization of outstanding stock available for purchase by foreign investors, are then selected for inclusion in the Index. The component securities are each listed on either the Bombay Stock Exchange or the National Stock Exchange. As of December 30, 2011, the Index had a median capitalization of $652 million. The Index is reconstituted four times a year, on the last day of January, April, July and October, and rebalanced on the then-current IndusCap values of the reconstituted components. The Index was started on December 31, 2005.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the Subsidiary’s underlying investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in various infrastructure - related sectors, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

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Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Depositary Receipt Risk

Indian securities may trade in the form of depositary receipts, including Indian, American, European and Global Depositary Receipts. Indian Depositary Receipts (“IDRs”) are issued by domestic depositories in India and are denominated in Indian Rupees, wherein the underlying security is of a company situated outside India. There has been no formal market for IDRs. Although depositary receipts have risks similar to the securities that they represent, including the risks associated with investing in foreign securities, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

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Energy Sector Risk

The Fund will invest in securities issued by, and/or have exposure to, companies that engage in energy-related businesses and companies primarily involved in the production and mining of coal and other fuels used in the generation of consumable energy. As a result, the Fund is subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The prices of the securities of energy and energy services companies may fluctuate widely due to the supply and demand for both their specific products or services and energy products in general. In addition, the prices of energy product securities may be affected by changes in value and dividend yield.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Investment Risk In India

Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. In India, only certain FIIs and non-Indian mutual funds that comply with certain statutory conditions and are registered with the SEBI, may make direct investments in exchange traded Indian securities (and securities to be listed, or those approved on the over-the-counter exchange of India). The Subsidiary, which was formed for the purpose of facilitating the Fund’s purchase of Indian securities directly in the Indian market, is registered as an FII subaccount with SEBI and the Adviser has obtained a certificate of registration from SEBI to act as an FII. The investment by the Subsidiary in Indian securities is therefore dependent on the continued registration of the Adviser as an FII. Any loss of such registration by the Adviser could result in mandatory divestment by the Subsidiary.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Indian Securities Risk

Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Subsidiary’s assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. In addition, religious and border disputes persist in India. Moreover, India has experienced civil unrest and hostilities with neighboring countries, including Pakistan, and the Indian government has confronted separatist movements in several Indian states.

The securities market of India is considered an emerging market characterized by a small number of listed companies with significantly smaller market capitalization, greater price volatility and substantially less liquidity than more developed markets. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Subsidiary. This will affect the rate at which the Subsidiary is able to invest in India, the purchase and sale prices for such securities and the timing of purchases and sales. Certain restrictions on foreign investment may decrease the liquidity of the Subsidiary’s portfolio or inhibit the Fund’s ability to track the Index. The Fund’s investments, through the Subsidiary, in securities of issuers located or operating in India as well as its ability to track the Underlying Index may be limited or prevented, at times, due to the limits on foreign ownership imposed by the Reserve Bank of India (“RBI”).

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

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Regulatory Risk

The Fund invests in Indian securities through the Subsidiary, which is registered with the FSC in Mauritius and with the SEBI as a FII Subaccount. Such registration is subject to certain conditions and eligibility criteria and may be temporarily or permanently suspended or revoked due to a change in the applicable regulations or if the Subsidiary fails to meet registration requirements. Additionally, the Subsidiary relies on a tax treaty between India and Mauritius that may be temporarily or permanently suspended or terminated. Any changes in the applicable foreign or domestic regulation, the tax treaty between India and Mauritius, or the Subsidiary’s registration with the applicable foreign or domestic authorities, may adversely impact the investment opportunities available to the Fund and the Fund’s performance.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Settlement Risk in India

Settlement of securities transactions in India are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund was heavily invested, the Fund’s ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Fund may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Fund may have to sell more liquid securities which it would not otherwise choose to sell.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period. The Adviser seeks a correlation for the Fund over time of 0.95 or better between the Fund’s performance and the performance of the Index.

Transportation Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the transportation sector. The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, technology developments, exchange rates, insurance costs, industry competition and government regulation.

Treaty, Tax and Distribution Risk

The Fund and the Subsidiary rely on a tax treaty between India and The Republic of Mauritius. As such, treaty renegotiation or changes in legislation could result in higher taxes for the Fund.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

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Utilities Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the utilities sector. Issuers in the utilities sector are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. Utilities issuers experience certain of these problems to varying degrees.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INDIASHARES MATERIALS SHARES

Investment Objective

The IndiaShares Materials Shares (the “Fund”) seeks investment results, before fees and expenses, that track the Indus India Materials Sector Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

ANNUAL FUND OPERATING EXPENSES(1)

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	1.93%
Total Annual Fund Operating Expenses	2.68%
Expense Waiver/Reimbursement	1.73%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$97	$668

Portfolio Turnover

The Fund, through its investment in the Subsidiary (as defined below), pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks its investment objective by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests at least 80% of its net assets in the securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts. Unless the context otherwise requires, descriptions in this prospectus of securities and transactions, and their associated risks, generally refer to investments made indirectly by the Fund through the Subsidiary.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Fund makes its investments in Indian companies by investing in shares of the Subsidiary, which is registered as a collective investment vehicle with the Mauritius Financial Services Commission (“FSC”). In consideration for its management fee, the Adviser serves as the investment adviser to the Fund and as investment manager to the Subsidiary. The Subsidiary was formed for the purpose of facilitating a tax-efficient method of investing directly in the Indian markets. The Subsidiary has established residency in Mauritius to be eligible to receive beneficial tax treatment under the double taxation avoidance agreement entered into between Mauritius and India (“Tax Treaty”). To the extent the Fund invests through the Subsidiary, an investment in the Fund is an indirect investment in the Subsidiary. Unless the context otherwise requires, descriptions in the prospectus of securities and transactions, and their associated risks,

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generally refer to investments made indirectly by the Fund through the Subsidiary. The Subsidiary is managed pursuant to the same compliance policies and procedures as the Fund. The Adviser is registered with the Securities and Exchange Board (“SEBI”) as a Foreign Institutional Investor (“FII”). The Fund reserves the right to move the Subsidiary to any other jurisdiction in the interest of the Fund. In that event, investments in India would be made through such other jurisdiction.

India is considered an “emerging market,” as that term is defined by the index provider. The determination that India is an “emerging market” is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is composed of 50 securities of Indian companies that extract or process raw materials, and companies that manufacture chemicals, construction materials, glass, paper, plastic, forest products and related packaging products. The Index also includes Indian metals and minerals miners, metal alloy producers, and metal fabricators. To select the 50 securities that comprise the Index, each India company in the materials sector is ranked pursuant to the “IndusCap” proprietary metric, developed by the Index provider. IndusCap measures, for each stock, the capitalization available for purchase by foreign investors on each day, using Indian regulatory foreign-holding limits, current foreign holdings in the stock and other relevant information. Based on the IndusCap metric, the 50 securities with the highest IndusCap value, which equates approximately to the 50 stocks in the materials sector with the highest capitalization of outstanding stock available for purchase by foreign investors, are then selected for inclusion in the Index. The component securities are each listed on either the Bombay Stock Exchange or the National Stock Exchange. As of December 30, 2011, the Index had a median capitalization of $4.32 billion. The Index is reconstituted four times a year, on the last day of January, April, July and October, and rebalanced on the then-current IndusCap values of the reconstituted components. The Index was started on December 31, 2005.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the Subsidiary’s underlying investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the materials sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

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Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Depositary Receipt Risk

Indian securities may trade in the form of depositary receipts, including Indian, American, European and Global Depositary Receipts. Indian Depositary Receipts (“IDRs”) are issued by domestic depositories in India and are denominated in Indian Rupees, wherein the underlying security is of a company situated outside India. There has been no formal market for IDRs. Although depositary receipts have risks similar to the securities that they represent, including the risks associated with investing in foreign securities, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

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Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Investment Risk In India

Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. In India, only certain FIIs and non-Indian mutual funds that comply with certain statutory conditions and are registered with the SEBI, may make direct investments in exchange traded Indian securities (and securities to be listed, or those approved on the over-the-counter exchange of India). The Subsidiary, which was formed for the purpose of facilitating the Fund’s purchase of Indian securities directly in the Indian market, is registered as an FII subaccount with SEBI and the Adviser has obtained a certificate of registration from SEBI to act as an FII. The investment by the Subsidiary in Indian securities is therefore dependent on the continued registration of the Adviser as an FII. Any loss of such registration by the Adviser could result in mandatory divestment by the Subsidiary.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Indian Securities Risk

Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Subsidiary’s assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. In addition, religious and border disputes persist in India. Moreover, India has experienced civil unrest and hostilities with neighboring countries, including Pakistan, and the Indian government has confronted separatist movements in several Indian states.

The securities market of India is considered an emerging market characterized by a small number of listed companies with significantly smaller market capitalization, greater price volatility and substantially less liquidity than more developed markets. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Subsidiary. This will affect the rate at which the Subsidiary is able to invest in India, the purchase and sale prices for such securities and the timing of purchases and sales. Certain restrictions on foreign investment may decrease the liquidity of the Subsidiary’s portfolio or inhibit the Fund’s ability to track the Index. The Fund’s investments, through the Subsidiary, in securities of issuers located or operating in India as well as its ability to track the Underlying Index may be limited or prevented, at times, due to the limits on foreign ownership imposed by the Reserve Bank of India (“RBI”).

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Materials Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the materials sector. Companies in the basic sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. The production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Companies in the materials sector also are at risk for environmental damage and product liability claims, and may be adversely affected by depletion of resources, technical progress, labor relations, and governmental regulations.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

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Regulatory Risk

The Fund invests in Indian securities through the Subsidiary, which is registered with the FSC in Mauritius and with the SEBI as a FII Subaccount. Such registration is subject to certain conditions and eligibility criteria and may be temporarily or permanently suspended or revoked due to a change in the applicable regulations or if the Subsidiary fails to meet registration requirements. Additionally, the Subsidiary relies on a tax treaty between India and Mauritius that may be temporarily or permanently suspended or terminated. Any changes in the applicable foreign or domestic regulation, the tax treaty between India and Mauritius, or the Subsidiary’s registration with the applicable foreign or domestic authorities, may adversely impact the investment opportunities available to the Fund and the Fund’s performance.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Settlement Risk in India

Settlement of securities transactions in India are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund was heavily invested, the Fund’s ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Fund may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Fund may have to sell more liquid securities which it would not otherwise choose to sell.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period. The Adviser seeks a correlation for the Fund over time of 0.95 or better between the Fund’s performance and the performance of the Index.

Treaty, Tax and Distribution Risk

The Fund and the Subsidiary rely on a tax treaty between India and The Republic of Mauritius. As such, treaty renegotiation or changes in legislation could result in higher taxes for the Fund.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices.

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The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INDIASHARES TECHNOLOGY & TELECOMMUNICATION SHARES

Investment Objective

The IndiaShares Technology And Telecommunication Shares (the “Fund”) seeks investment results, before fees and expenses, that track the Indus India Technology Telecom Sector Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

ANNUAL FUND OPERATING EXPENSES(1)

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	1.52%
Total Annual Fund Operating Expenses	2.27%
Expense Waiver/Reimbursement	1.32%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$97	$582

Portfolio Turnover

The Fund, through its investment in the Subsidiary (as defined below), pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks its investment objective by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests at least 80% of its net assets in the securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts. Unless the context otherwise requires, descriptions in this prospectus of securities and transactions, and their associated risks, generally refer to investments made indirectly by the Fund through the Subsidiary.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Fund makes its investments in Indian companies by investing in shares of the Subsidiary, which is registered as a collective investment vehicle with the Mauritius Financial Services Commission (“FSC”). In consideration for its management fee, the Adviser serves as the investment adviser to the Fund and as investment manager to the Subsidiary. The Subsidiary was formed for the purpose of facilitating a tax-efficient method of investing directly in the Indian markets. The Subsidiary has established residency in Mauritius to be eligible to receive beneficial tax treatment under the double taxation avoidance agreement entered into between Mauritius and India (“Tax Treaty”). To the extent the Fund invests through the Subsidiary, an investment in the Fund is an indirect investment in the Subsidiary. Unless the context otherwise requires, descriptions in the prospectus of securities and transactions, and their associated risks,

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generally refer to investments made indirectly by the Fund through the Subsidiary. The Subsidiary is managed pursuant to the same compliance policies and procedures as the Fund. The Adviser is registered with the Securities and Exchange Board (“SEBI”) as a Foreign Institutional Investor (“FII”). The Fund reserves the right to move the Subsidiary to any other jurisdiction in the interest of the Fund. In that event, investments in India would be made through such other jurisdiction.

India is considered an “emerging market,” as that term is defined by the index provider. The determination that India is an “emerging market” is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index is composed of 30 securities of Indian companies identified as being in the Technology and/or Telecommunications sector. To select the 30 securities that comprise the Index, each India company in the technology and telecommunications sectors is ranked pursuant to the “IndusCap” proprietary metric, developed by the Index provider. IndusCap measures, for each stock, the capitalization available for purchase by foreign investors on each day, using Indian regulatory foreign-holding limits, current foreign holdings in the stock and other relevant information. Based on the IndusCap metric, the 30 securities with the highest IndusCap value, which equates approximately to the 30 stocks in the combined technology and telecommunications sectors with the highest capitalization of outstanding stock available for purchase by foreign investors, are then selected for inclusion in the Index. The component securities are each listed on either the Bombay Stock Exchange or the National Stock Exchange. As of December 30, 2011, the Index had a median capitalization of $788 million. The Index is reconstituted four times a year, on the last day of January, April, July and October, and rebalanced on the then-current IndusCap values of the reconstituted components. The Index was started on December 31, 2005.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the Subsidiary’s underlying investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Concentration Risk

As of the date of this prospectus, the Index is concentrated in the technology and telecommunication sectors, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

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Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Depositary Receipt Risk

Indian securities may trade in the form of depositary receipts, including Indian, American, European and Global Depositary Receipts. Indian Depositary Receipts (“IDRs”) are issued by domestic depositories in India and are denominated in Indian Rupees, wherein the underlying security is of a company situated outside India. There has been no formal market for IDRs. Although depositary receipts have risks similar to the securities that they represent, including the risks associated with investing in foreign securities, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

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Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Investment Risk In India

Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. In India, only certain FIIs and non-Indian mutual funds that comply with certain statutory conditions and are registered with the SEBI, may make direct investments in exchange traded Indian securities (and securities to be listed, or those approved on the over-the-counter exchange of India). The Subsidiary, which was formed for the purpose of facilitating the Fund’s purchase of Indian securities directly in the Indian market, is registered as an FII subaccount with SEBI and the Adviser has obtained a certificate of registration from SEBI to act as an FII. The investment by the Subsidiary in Indian securities is therefore dependent on the continued registration of the Adviser as an FII. Any loss of such registration by the Adviser could result in mandatory divestment by the Subsidiary.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Indian Securities Risk

Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Subsidiary’s assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. In addition, religious and border disputes persist in India. Moreover, India has experienced civil unrest and hostilities with neighboring countries, including Pakistan, and the Indian government has confronted separatist movements in several Indian states.

The securities market of India is considered an emerging market characterized by a small number of listed companies with significantly smaller market capitalization, greater price volatility and substantially less liquidity than more developed markets. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Subsidiary. This will affect the rate at which the Subsidiary is able to invest in India, the purchase and sale prices for such securities and the timing of purchases and sales. Certain restrictions on foreign investment may decrease the liquidity of the Subsidiary’s portfolio or inhibit the Fund’s ability to track the Index. The Fund’s investments, through the Subsidiary, in securities of issuers located or operating in India as well as its ability to track the Underlying Index may be limited or prevented, at times, due to the limits on foreign ownership imposed by the Reserve Bank of India (“RBI”).

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund invests in Indian securities through the Subsidiary, which is registered with the FSC in Mauritius and with the SEBI as a FII Subaccount. Such registration is subject to certain conditions and eligibility criteria and may be temporarily or permanently suspended or revoked due to a change in the applicable regulations or if the Subsidiary fails to meet registration requirements. Additionally, the Subsidiary relies on a tax treaty between India and Mauritius that may be temporarily or permanently suspended or terminated. Any changes in the applicable foreign or domestic regulation, the tax treaty between India and Mauritius, or the Subsidiary’s registration with the applicable foreign or domestic authorities, may adversely impact the investment opportunities available to the Fund and the Fund’s performance.

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Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Settlement Risk in India

Settlement of securities transactions in India are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund was heavily invested, the Fund’s ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Fund may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Fund may have to sell more liquid securities which it would not otherwise choose to sell.

Technology and Telecommunications Sector Risk

The Fund will focus its investments in securities issued by, and/or have exposure to, companies that serve the electronics, computer and telecommunications industries or that manufacture products based on the latest applied science. The market prices of technology and/or telecommunications-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology and telecommunications securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and telecommunications companies.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period. The Adviser seeks a correlation for the Fund over time of 0.95 or better between the Fund’s performance and the performance of the Index.

Treaty, Tax and Distribution Risk

The Fund and the Subsidiary rely on a tax treaty between India and The Republic of Mauritius. As such, treaty renegotiation or changes in legislation could result in higher taxes for the Fund.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

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Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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OVERVIEW OF THE DIREXION SHARES ETF TRUST

The Direxion Shares ETF Trust (“Trust”) is a registered investment company offering a number of separate exchange-traded funds (“ETFs”). Rafferty Asset Management, LLC (“Rafferty,” or “Adviser”) serves as the investment adviser to each Fund. This Prospectus describes the exchange-traded funds (each a “Fund” and collectively, the “Funds”) noted below of the Trust.

Each Fund seeks its investment objective by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests at least 80% of its net assets in the securities that comprise its respective Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise its respective Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities is limited to depositary receipts. Each Fund, through the Subsidiary, gains exposure to a portfolio of investments intended to track its respective Index. The Adviser serves as the investment adviser to the Fund and as investment manager to the Subsidiary (the “Investment Manager”) as discussed under “Mauritius Tax and Regulatory Considerations”. Through this investment structure, the Fund expects to gain certain benefits under a tax treaty between the Republic of Mauritius and India. Unless otherwise indicated, references to a “Fund” refer to a Fund and/or its respective Subsidiary, as applicable.

The shares of certain of the Funds (“Shares”) will be listed on the NYSE Arca, Inc. (the “Exchange”). When the Shares are listed and traded on the Exchange, the market prices for the Shares may be different from the intra-day value of the Shares disseminated by the Exchange and from their net asset value (“NAV”). Unlike conventional mutual funds, Shares are not individually redeemable securities. Rather, each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” A Creation Unit consists of 50,000 Shares. Creation Units of the Funds are issued and redeemed for cash.

Shares may only be purchased from or redeemed with the Funds in Creation Units. As a result, retail investors generally will not be able to purchase or redeem Shares directly from or with the Funds. Most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker. Thus, some of the information contained in this prospectus, such as information about purchasing and redeeming Shares from or with a Fund and all references to the transaction fee imposed on purchases and redemptions, is not relevant to retail investors.

As used in this prospectus, the terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets one trading day to the close of the markets on the next trading day.

Each Fund seeks investment results, before fees and expenses, that track the index or benchmark noted below:

Fund	Index or Benchmark
IndiaShares Fixed-Income Shares	Indus India Fixed-Income Index
IndiaShares Mid- & Small- Cap Shares	Indus India Junior Index
IndiaShares Consumer Shares	Indus India Consumer Sector Index
IndiaShares Energy & Utilities Shares	Indus India Energy Utilities Sector Index
IndiaShares Financial Shares	Indus India Financials Sector Index
IndiaShares Industrial Shares	Indus India Industrial Sector Index
IndiaShares Infrastructure Shares	Indus India Infra-Structure Sector Index
IndiaShares Materials Shares	Indus India Materials Sector Index
IndiaShares Technology & Telecommunication Shares	Indus India Technology Telecom Sector Index

To pursue these results, the Funds listed above currently use aggressive investment techniques such as engaging in swaps transactions. There is no assurance that any Fund will achieve its objective and an investment in a Fund could lose money. No single Fund is a complete investment program.

Changes in Investment Objective. Each Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

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ADDITIONAL INFORMATION REGARDING INVESTMENT TECHNIQUES AND POLICIES

Rafferty, the investment adviser to the Funds, uses a number of investment techniques in an effort to achieve the stated goal for each Fund. The Funds each seek 100% of the return of their benchmark indices, and to do this, Rafferty uses statistical and quantitative analysis to determine the investments each Fund makes and the techniques it employs. In general, if a Fund is performing as designed, the return of the index or benchmark will dictate the return for that Fund. Each Fund pursues its investment objective regardless of the market conditions and does not take defensive positions.

Each Fund uses a wholly-owned subsidiary (a “Subsidiary”) to gain exposure to a portfolio of investments intended to track the Fund’s respective underlying Index. The Fund makes its investments in Indian companies by investing in shares of the Subsidiary, which is registered as a collective investment vehicle with the Mauritius Financial Services Commission (“FSC”). In consideration for its management fee, the Adviser serves as the investment adviser to the Fund and as investment manager to the Subsidiary. The Subsidiary was formed for the purpose of facilitating a tax-efficient method of investing directly in the Indian markets. The Subsidiary has established residency in Mauritius to be eligible to receive beneficial tax treatment under the double taxation avoidance agreement entered into between Mauritius and India (“Tax Treaty”). To the extent a Fund invests through the Subsidiary, an investment in the Fund is an indirect investment in the Subsidiary. Unless the context otherwise requires, descriptions in the prospectus of securities and transactions, and their associated risks, generally refer to investments made indirectly by a Fund through the Subsidiary. The Subsidiary is managed pursuant to the same compliance policies and procedures as the Funds. The Adviser is registered with the Securities and Exchange Board (“SEBI”) as a Foreign Institutional Investor (“FII”). Each Fund reserves the right to move the Subsidiary to any other jurisdiction in the interest of the Fund. In that event, investments in India would be made through such other jurisdiction.

For each Fund, Rafferty seeks a correlation over time of 0.95 or better between a Fund’s performance and the performance of its underlying Index; a correlation of 1.00 would represent perfect correlation. To do this, each Fund generally may hold a representative sample of the securities in its benchmark index. The sampling of securities that is held by a Fund is intended to maintain high correlation with, and similar aggregate characteristics

(e.g., market capitalization and industry weightings) to, the benchmark index. A Fund also may invest in securities that are not included in the index or may overweight or underweight certain components of the index. Each Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; ETFs and other financial instruments. Certain Fund’s assets may be focused in an industry or group of industries to the extent that the Fund’s benchmark index focuses in a particular industry or group of industries. In addition, each Fund offered in this prospectus is non-diversified, which means that it may invest in the securities of a limited number of issuers.

Each Fund is designed to provide investment returns, before fees and expenses, that track the performance of its index or benchmark. While Rafferty attempts to minimize any “tracking error” (the statistical measure of the difference between the investment results of a Fund and the performance of its index or benchmark), certain factors will tend to cause a Fund’s investment results to vary from the stated objective. A Fund may have difficulty in achieving its target due to fees and expenses, high portfolio turnover, transaction costs, significant purchase and redemption activity by Fund shareholders and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

The intra-day value of each Fund’s shares, otherwise known as the “indicative optimized portfolio value” or “IOPV,” which is disseminated by the Exchange every 15 seconds throughout the business day, is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit on the prior business day. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time, nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the Fund’s NAV, which is computed only once a day.

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ADDITIONAL INFORMATION REGARDING RISKS

An investment in any of the Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Rafferty cannot guarantee that any of the Funds will achieve their investment objectives. It is important that investors closely review and understand these risks before making an investment in any of the Funds. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Funds. The table below provides the risks of investing in the Funds. Following the table, each risk is explained.

	Adverse Market Conditions Risk	Adviser’s Investment Strategy Risk	Cash Transaction Risk	Concentration Risk	Consumer Sector Risk	Counterparty Risk	Credit Risk	Currency Exchange Risk	Depositary Receipt Risk	Debt Instrument Risk	Derivatives Risk	Early Close/ Trading Halt Risk	Emerging Markets Risk	Energy Sector Risk
IndiaShares Fixed-Income Shares	X	X	X			X	X	X	X	X	X	X	X
IndiaShares Mid- & Small- Cap Shares	X	X	X			X		X	X		X	X	X
IndiaShares Consumer Shares	X	X	X	X	X	X		X	X		X	X	X
IndiaShares Energy & Utilities Shares	X	X	X	X		X		X	X		X	X	X	X
IndiaShares Financial Shares	X	X	X	X		X		X	X		X	X	X
IndiaShares Industrial Shares	X	X	X	X		X		X	X		X	X	X
IndiaShares Infrastructure Shares	X	X	X	X		X		X	X		X	X	X	X
IndiaShares Materials Shares	X	X	X	X		X		X	X		X	X	X
IndiaShares Technology And Telecommunication Shares	X	X	X	X		X		X	X		X	X	X

	Equity Securities Risk	Financial Sector Risk	Foreign Investment Risk In India	Foreign Securities Risk	High Portfolio Turnover Risk	Indian Securities Risk	Industrials Sector Risk	Interest Rate Risk	Liquidity Risk	Market Risk	Materials Sector Risk	Non- Diversification Risk	Prepayment Risk
IndiaShares Fixed-Income Shares			X	X	X	X		X	X	X		X	X
IndiaShares Mid- & Small- Cap Shares	X		X	X	X	X			X	X		X
IndiaShares Consumer Shares	X		X	X	X	X			X	X		X
IndiaShares Energy & Utilities Shares	X		X	X	X	X			X	X		X
IndiaShares Financial Shares	X	X	X	X	X	X			X	X		X
IndiaShares Industrial Shares	X		X	X	X	X	X		X	X		X
IndiaShares Infrastructure Shares	X		X	X	X	X			X	X		X
IndiaShares Materials Shares	X		X	X	X	X			X	X	X	X
IndiaShares Technology And Telecommunication Shares	X		X	X	X	X			X	X		X

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	Regulatory Risk	Risks of Investing in Other Investment Companies (including ETFs)	Settlement Risk In India	Sovereign Debt Risk	Small and/or Mid Capitalization Company Risk	Technology and Telecommunications Sector Risk	Tracking Error Risk	Transportation Sector Risk	Treaty, Tax and Distribution Risk	Utilities Sector Risk	Valuation Time Risk	Special Risks of Exchange- Traded Funds
IndiaShares Fixed-Income Shares	X	X	X	X			X		X		X	X
IndiaShares Mid- & Small- Cap Shares	X	X	X		X		X		X		X	X
IndiaShares Consumer Shares	X	X	X				X		X		X	X
IndiaShares Energy & Utilities Shares	X	X	X				X		X	X	X	X
IndiaShares Financial Shares	X	X	X				X		X		X	X
IndiaShares Industrial Shares	X	X	X				X		X		X	X
IndiaShares Infrastructure Shares	X	X	X				X	X	X	X	X	X
IndiaShares Materials Shares	X	X	X				X		X		X	X
IndiaShares Technology And Telecommunication Shares	X	X	X			X	X		X		X	X

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Adverse Market Conditions Risk

The performance of each Fund is designed to correlate to the performance of an index or benchmark. As a consequence, a Fund’s performance will suffer during conditions which are adverse to its investment goals. This means that if the target index has fallen on a given day a Fund’s performance also should fall.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Funds that will maximize their investment returns, there is no guarantee that such opportunities will ultimately benefit the Funds. The Adviser will aggressively change the Funds’ portfolios in response to market conditions that are unpredictable and may expose the Funds to greater market risk than conventional mutual funds or ETFs. There is no assurance that the Adviser’s investment strategy will enable the Funds to achieve their investment objectives.

Cash Transaction Risk

Unlike most ETFs, the Funds currently intend to effect creation and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the Subsidiary’s investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Funds currently intend to effect redemptions principally for cash, the Subsidiary may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind and this may decrease the tax efficiency of the Funds compared to ETFs that utilize an in-kind redemption process.

Concentration Risk

Concentration risk results from a Fund focusing its investments in a specific industry or group of industries to approximately the same extent that the Fund’s underlying index is so concentrated. The performance of a Fund that focuses its investments in a particular industry or sector may be more volatile than a fund that does not concentrate its investments. A Fund that concentrates its investments in an industry or group of industries also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, a Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Consumer Sector Risk

The IndiaShares Consumer Shares invests in, and/or has exposure to, the securities of companies in the consumer sector. The consumer staples sector may be affected by changing consumer tastes, demographics, marketing campaigns and other factors affecting consumer demand, as well as the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors, also can affect the demand for, and success of, consumer products in the marketplace.

Counterparty Risk

The Funds may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Funds will not enter into any agreement involving a counterparty unless the Adviser believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In addition, the Funds may enter into swap agreements with a limited number of counterparties, and certain of the Funds may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements and other counterparty instruments also may be considered to be illiquid. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Funds and, as a result, the Funds may not be able to achieve their investment objectives.

Credit Risk

The IndiaShares Fixed-Income Shares could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what a Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value

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because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Debt Instrument Risk

The IndiaShares Fixed-Income Shares may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in a Fund to decrease.

Depositary Receipt Risk

Indian securities may trade in the form of depositary receipts, including Indian, American, European and Global Depositary Receipts. Indian Depositary Receipts (“IDRs”) are issued by domestic depositories in India and are denominated in Indian Rupees, wherein the underlying security is of a company situated outside India. There has been no formal market for IDRs. Although depositary receipts have risks similar to the securities that they represent, including the risks associated with investing in foreign securities, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Derivatives Risk

The Funds use investment techniques, including investments in derivatives, such as futures contracts, forward contracts, options and swaps, and other instruments that attempt to track the price movement of underlying securities or indices, which may be considered aggressive. The derivative instruments that the Funds may invest in are described in “Additional Information Regarding Investment Techniques and Policies.” Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. In addition, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. The derivatives that the Funds currently may invest in include:

•

Futures. A futures contact is a contract to purchase or sell a particular security, or the cash value of an index, at a specified future date at a price agreed upon when the contract is made. Under such contracts, no delivery of the actual securities is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of a security or index at expiration, net of the variation margin that was previously paid.

•

Forward Contracts. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

•

Options. An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency.

•

Options on Futures Contracts. An option on a futures contract provides the holder with the right to enter into a “long” position in the underlying futures contract, in the case of a call option, or a “short” position in the underlying futures contract in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option.

•

Swap Agreements. In an interest rate swap, a Fund and another party exchange the right to receive interest payments on a security or other reference rate. The terms of the instrument are generally negotiated

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by a Fund and its swap counterparty. In a total return swap, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or basket of securities or a non-asset reference such as a securities index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on a total return from a different underlying asset or non-asset reference.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in a Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. There may also be risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Energy Securities Risk

Certain Funds will focus their investments in securities issued by, and/or have exposure to, companies that engage in energy-related businesses, such as oil companies involved in the exploration, production, servicing, drilling and refining processes, and companies primarily involved in the production and mining of coal and other fuels used in the generation of consumable energy. Also included are gas distribution, gas pipeline and related companies. As a result, certain Funds are subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The prices of the securities of energy and energy services companies may fluctuate widely due to the supply and demand for both their specific products or services and energy products in general. The prices of energy product securities may be affected by changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Fund to fluctuate.

Financial Sector Risk

The IndiaShares Financial Shares will focus its investments in securities issued by, and/or have exposure to, financial companies. As a result, the IndiaShares Financial Shares is subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial companies. Financial companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees that they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

Foreign Investment Risk In India

Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. In India, only certain FIIs and non-Indian mutual funds that comply with certain statutory conditions and are registered with the SEBI, may make direct investments in exchange traded Indian securities (and securities to be listed, or those approved on the over-the-counter exchange of India). The Subsidiary, which was formed for the purpose of facilitating each Fund’s purchase of Indian securities directly in the Indian market, is registered as an FII subaccount with SEBI and the Adviser has obtained a certificate of registration from SEBI to act as an FII. The investment by the Subsidiary in Indian securities is therefore dependent on the continued registration of the Adviser as an FII. Any loss of such registration by the Adviser could result in mandatory divestment by the Subsidiary.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, a Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

High Portfolio Turnover Risk

The Funds may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

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Indian Securities Risk

Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Subsidiary’s assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. In addition, religious and border disputes persist in India. Moreover, India has experienced civil unrest and hostilities with neighboring countries, including Pakistan, and the Indian government has confronted separatist movements in several Indian states. The securities market of India is considered an emerging market characterized by a small number of listed companies with significantly smaller market capitalization, greater price volatility and substantially less liquidity than more developed markets. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Subsidiary. This will affect the rate at which the Subsidiary is able to invest in India, the purchase and sale prices for such securities and the timing of purchases and sales. Certain restrictions on foreign investment may decrease the liquidity of the Subsidiary’s portfolio or inhibit a Fund’s ability to track its Index.

Brokerage firms in India may be fewer in number and less established than brokerage firms in more developed markets. Since the Subsidiary may need to effect securities transactions through these brokerage firms, the Funds are subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Subsidiary. This risk is magnified to the extent the Subsidiary effects securities transactions through a single brokerage firm or a small number of brokerage firms.

The Indian government has exercised and continues to exercise significant influence over many aspects of the Indian economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies and the Funds, market conditions, and prices and yields of securities in the Subsidiary’s portfolio. In addition, the economy of India may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Agriculture occupies a more prominent position in the Indian economy than in the United States, and the Indian economy therefore is more susceptible to adverse changes in weather. Furthermore, monsoons and other natural disasters in India and surrounding regions also can affect the value of Subsidiary investments. Uncertainty regarding inflation and currency exchange rates, as well as the possibility that future harmful political actions will be taken by the Indian government and the existence of religious and ethnic unrest could negatively impact the Indian economy, which would likely adversely affect the performance of the Indian companies in which the Subsidiary invests.

Foreign investment in securities of issuers located or operating in India may be limited or prevented at times due to the limits on foreign ownership imposed by the RBI and the monitoring of foreign holdings and periodic announcement of current foreign ownership limitations and changes to such limits by the SEBI. In addition, certain restrictions on foreign investment may decrease the liquidity of the Subsidiary’s portfolio or inhibit the Funds’ ability to track their indexes. The Subsidiary may be unable to buy or sell securities or receive full value for such securities.

Additionally, investment in India may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if India’s balance of payments declines, the government may impose temporary restrictions on foreign capital remittances. Consequently, the Funds could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Subsidiary of any restrictions on investments. The RBI has recently expressed concerns on the unprecedented inflow of foreign investments much beyond India’s current account deficits. As a measure for containment, it has indicated that a shift towards a capital controls regime could be considered. There is a potential risk of how such capital control will be effected, e.g., by way of a transaction tax, tightening the sector-wise caps for foreign ownership, regulating the instruments by which foreign investments are structured, or otherwise. Any such capital controls regime may inhibit the Funds’ ability to track their indexes and may adversely affect the Subsidiary’s investments. Furthermore, investments in India may require a Fund and/or Subsidiary to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund and/or Subsidiary.

Securities laws in India are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. The laws relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less developed than or different from such laws in the United States. In addition, it may be difficult to obtain and enforce a judgment in a court in India, including in a case where there is a default with respect to the security of an Indian issuer or with respect to any other claim that the

62

Funds and/or Subsidiary may have against an issuer or its directors and officers. As a result, even if the Funds and/or Subsidiary initiate a suit against the issuer in a U.S. court, it may not be possible for the Funds and/or Subsidiary to effect service of process in India. Furthermore, if the Funds and/or Subsidiary obtain a judgment in a U.S. court, it may be difficult to enforce such judgment in India. In addition, a party seeking to enforce a foreign judgment in India is also required to obtain approval from the RBI to execute such judgment to repatriate any amount recovered outside of India.

There is less governmental regulation of the securities industry in India than in the United States. Indian issuers are subject to less regulation and scrutiny with regard to financial reporting, accounting and auditing than U.S. companies. Therefore, information regarding Indian corporations may be less reliable and all material information may not be available to the Funds. The Subsidiary may be subject to withholding taxes imposed by the Indian government on dividends, interest and realized capital gains should new legislation be passed to modify the current tax treaty with Mauritius.

Settlement of securities transactions in India are subject to risk of loss, may be delayed and are generally less efficient than in the United States. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in the Indian market, the Funds’ ability to redeem shares could correspondingly become impaired. Each of these events could have a negative impact on the liquidity and value of the Subsidiary’s investments. To mitigate these risks, the Subsidiary may maintain a higher cash position than it otherwise would, or the Subsidiary may have to sell more liquid securities which it would not otherwise choose to sell, possibly diluting its return and inhibiting its ability to track an index.

In recent years, exchange-listed companies in the technology sector and related sectors (such as software) have represented a significant portion of the total capitalization of the Indian market. The value of these companies will generally fluctuate in response to technological and regulatory developments. The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in India are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. In some cases, physical delivery of securities in small lots has been required in India and a shortage of vault capacity and trained personnel has existed among qualified custodial Indian banks. These and other factors could have a negative impact on the Funds’ performance.

Industrials Sector Risk

The IndiaShares Industrial Shares invests in, and/or has exposure to, the securities of companies in the industrials sector. Companies in the basic sector could be adversely affected by supply and demand for products and services, product obsolescence and general economic conditions. Companies in the industrials sector also are at risk for environmental damage and product liability claims, and may be adversely affected by depletion of resources, technical progress, labor relations, and governmental regulations.

Interest Rate Risk

For the IndiaShares Fixed-Income Shares, debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. The impact of an interest rate changes may be significant for other asset classes as well, whether because of the impact of interest rates on economic activity or because of changes in the relative attractiveness of asset classes due to changes in interest rates. For instance, higher interest rates may make investments in debt securities more attractive, thus reducing investments in equities.

Liquidity Risk

Some securities held by the Funds, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

Each Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market. The Funds typically would lose value on a day when its underlying index declines.

Materials Sector Risk

The IndiaShares Materials Shares invests in, and/or has exposure to, the securities of companies in the materials sector. Companies in the basic sector could be adversely affected by commodity price volatility, exchange rates,

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import controls and increased competition. The production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Companies in the materials sector also are at risk for environmental damage and product liability claims, and may be adversely affected by depletion of resources, technical progress, labor relations, and governmental regulations.

Non-Diversification Risk

Each Fund is non-diversified. A non-diversified fund invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Prepayment Risk

The IndiaShares Fixed-Income Shares is subject to prepayment risk. Many types of debt securities are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, a Fund may have to reinvest its assets in other debt securities that have lower yields.

Regulatory Risk

Each Fund invests in Indian securities through the Subsidiary, which is registered with the FSC in Mauritius and with the SEBI as a FII Subaccount. Such registration is subject to certain conditions and eligibility criteria and may be temporarily or permanently suspended or revoked due to a change in the applicable regulations or if the Subsidiary fails to meet registration requirements. Additionally, the Subsidiary relies on a tax treaty between India and Mauritius that may be temporarily or permanently suspended or terminated. Any changes in the applicable foreign or domestic regulation, the tax treaty between India and Mauritius, or the Subsidiary’s registration with the applicable foreign or domestic authorities, may adversely impact the investment opportunities available to a Fund and a Fund’s performance.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, (which may, in turn invest in equities, bonds, and other financial vehicles) may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, a Fund becomes a shareholder of that investment company or ETF. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the investment company or ETF to achieve its investment objective. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because closed end investment companies and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.

Settlement Risk in India

Settlement of securities transactions in India are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of a Fund’s assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where a Fund was heavily invested, the Fund’s ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, a Fund may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or a Fund may have to sell more liquid securities which it would not otherwise choose to sell.

Small and/or Mid Capitalization Company Risk

Certain Funds may invest in the securities of small and/or mid capitalization companies and securities which provide exposure to small and/or mid capitalization companies. Such investment involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

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Sovereign Debt Risk

The IndiaShares Fixed-Income Shares may invest in, or seek exposure to, sovereign debt instruments. The government authority that controls the repayment of the debt may be unable or unwilling to make interest payments and/or repay principal due to the extent of its foreign reserves, the availability of sufficient foreign exchange on the date payment is due, the relative size of the debt service burden to the economy as a whole, or the government’s policy or political restraints. If an issuer of sovereign debt defaults on payments of principal and/or interest, the The IndiaShares Fixed-Income Shares may have limited legal recourse against the issuer and/or guarantor. Additionally, government obligors in emerging market countries may be among the largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. As such, the risks associated with sovereign debt of emerging market nations are greater than sovereign debt of developed nations.

Technology and Telecommunications Sector Risk

The IndiaShares Technology And Telecommunication Shares will focus its investments in securities issued by, and/or have exposure to, companies that serve the electronics, computer and telecommunications industries or that manufacture products based on the latest applied science. The market prices of technology and/or telecommunications-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology and telecommunications securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and telecommunications companies.

Tracking Error Risk

Each Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period. The Adviser seeks a correlation for each Fund over time of 0.95 or better between the Fund’s performance and the performance of the Fund’s Index.

Transportation Sector Risk

The IndiaShares Infrastructure Shares invests in, and/or has exposure to, the securities of companies in the transportation sector. The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, technology developments, exchange rates, insurance costs, industry competition and government regulation.

Treaty, Tax and Distribution Risk

Each Fund and its related Subsidiary rely on a tax treaty between India and The Republic of Mauritius. As such, treaty renegotiation or changes in legislation could result in higher taxes for the Funds.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Funds’ status as regulated investment companies might be affected if the Internal Revenue Service did not accept the Funds’ treatment of certain transactions involving derivatives, the Funds’ ability to engage in these transactions may be limited.

Utilities Sector Risk

Certain Funds invest in, and/or have exposure to, the securities of companies in the utilities sector. Issuers in the utilities sector are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. Utilities issuers experience certain of these problems to varying degrees.

Valuation Time Risk

Each Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of a Fund can vary from the performance of its underlying index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by a Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.

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Market Price Variance Risk. Individual Shares of a Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by a Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. A Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with a Fund. There is no guarantee that an active secondary market will develop for Shares of the Funds.

A Precautionary Note to Retail Investors. The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of the Trust. Your ownership of Shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the Shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (“Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies. For purposes of the Investment Company Act of 1940, as amended, (“1940 Act”) each Fund is a registered investment company, and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof.

The Trust and the Funds have obtained an exemptive order from the U.S. Securities and Exchange Commission (the “SEC”) allowing a registered investment company to invest in a Fund beyond the limits of Section 12(d)(1) subject to certain conditions, including that a registered investment company enters into a Participation Agreement with the Trust regarding the terms of the investment. Any investment company considering purchasing Shares of a Fund in amounts that would cause it to exceed the restrictions under Section 12(d)(1) should contact the Trust.

A Precautionary Note Regarding Unusual Circumstances. The Trust can postpone payment of redemption proceeds for any period during which (1) the Exchange is closed other than customary weekend and holiday closings, (2) trading on the Exchange is restricted, as determined by the SEC, (3) any emergency circumstances exist, as determined by the SEC, or (4) the SEC by order permits for the protection of shareholders of a Fund.

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UNDERLYING INDEX LICENSOR

The Funds are not sponsored, endorsed, sold or promoted by Indus Advisors LLC (“Indus”). Indus makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Product. Indus’ only relationship to Rafferty Asset Management, LLC (“RAM”) is as the licensor of certain trademarks and trade names of Indus and of the Funds’ underlying Indexes which is determined, composed and calculated by Indus without regard to RAM or the Funds. Indus has no obligation to take the needs of RAM or the owners of the Funds into consideration in determining, composing or calculating the Funds’ Indexes. Indus is not responsible for and has not participated in the determination of the timing of, prices at which, or quantities of the Funds to be listed or in the determination or calculation of the equation by which shares of the Funds are to be converted into cash. Indus has no obligation or liability in connection with the administration, marketing or trading of the Funds.

INDUS DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUNDS’ INDEXES OR ANY DATA INCLUDED THEREIN AND INDUS SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. INDUS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RAM, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN. INDUS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL INDUS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN INDUS AND RAM RELATING TO THE FUNDS.

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems Shares only in large blocks of Shares called “Creation Units.”

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund that are listed for trading on the secondary market on the Exchange can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 50,000 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “oddlots” at no per-share price differential.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

The Funds’ Exchange trading symbols are as follows:

Fund	Symbol
IndiaShares Fixed-Income Shares
IndiaShares Mid- & Small- Cap Shares
IndiaShares Consumer Shares
IndiaShares Energy & Utilities Shares
IndiaShares Financial Shares
IndiaShares Industrial Shares
IndiaShares Infrastructure Shares
IndiaShares Materials Shares
IndiaShares Technology & Telecommunication Shares

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units, as discussed in the “Creations, Redemptions and Transaction Fees” section below. A Creation Unit consists of 50,000 Shares.

For information about acquiring Shares through a secondary market purchase, please contact your broker. If you wish to sell Shares of a Fund on the secondary market, you must do so through your broker.

Book Entry. Shares are held in book-entry form, which means that no stock certificates are issued. The DTC or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of the DTC or its participants. DTC serves as the securities depository for all Shares. Participants in the DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” through your brokerage account.

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ABOUT YOUR INVESTMENT

Share Price of the Funds

A Fund’s share price is known as its NAV. Each Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time, each day the NYSE is open for business (“Business Day.”) The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The NYSE may close early on the Business Day before each of these holidays and on the day after Thanksgiving Day. NYSE holiday schedules are subject to change without notice.

If the exchange or market on which a Fund’s investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated. The value of a Fund’s assets that trade in markets outside the United States or in currencies other than the U.S. dollar may fluctuate when foreign markets are open but the Funds are not open for business.

Share price is calculated by dividing a Fund’s net assets by its shares outstanding. In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by the Fund, is determined to be unreliable, or (to the Adviser’s knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at fair value estimates by the Adviser under guidelines established by the Board of Trustees. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as provided by an independent pricing service or reporting agency. The Funds also rely on a pricing service in circumstances where the U.S. securities markets exceed a pre-determined threshold to value foreign securities held in the Fund’s portfolio. The pricing service, its methodology or the threshold may change from time to time. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair Value Pricing. Securities are priced at a fair value as determined by the Adviser, under the oversight of the Board of Trustees, when reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, the Adviser believes that the market price is stale, or an event that affects the value of an instrument (a “Significant Event”) has occurred since closing prices were established, but before the time as of which the Funds calculate their NAVs. Examples of Significant Events may include: (1) events that relate to a single issuer or to an entire market sector; (2) significant fluctuations in domestic or foreign markets; or (3) occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions. If such Significant Events occur, the Funds may value the instruments at fair value, taking into account such events when it calculates each Fund’s NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. In addition, the Funds may also fair value an instrument if trading in a particular instrument is halted and does not resume prior to the closing of the exchange or other market.

Since the Funds intend to invest primarily in Indian securities, the Funds’ investments may require a fair value determination more often than domestic securities as circumstances may arise between the close of the market on which the securities trade and the time as of which the Funds calculate their NAVs, which may necessitate fair valuation. In determining fair value prices of Indian equity securities, the Funds may consider the performance of securities on its primary exchange, foreign currency appreciation/depreciation, securities market movements in the U.S. or other relevant information as related to the securities.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, Rafferty compares the market quotation to the fair value price to evaluate the effectiveness of the Funds’ fair valuation procedures and will use that market value in the next calculation of NAV.

Rule 12b-1 Fees

The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No 12b-1 fees are currently paid by any Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

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SHORT-TERM TRADING

Rafferty expects that some portion of the Funds’ assets may come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading of Fund Shares could increase the rate of creations and redemptions of Fund Shares and the Funds’ portfolio turnover, which could involve correspondingly adverse tax consequences to a Fund’s shareholders. Although the Funds reserve the right to reject any purchase orders or suspend the offering of Shares, the Funds do not currently impose any trading restrictions on frequent trading nor actively monitor for trading abuses.

CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Creation Units. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. These investors are known as “Authorized Participants.” Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units.

Purchase from the Funds. The Funds only accept cash to purchase Creation Units. The purchaser must transfer cash in an amount equal to the value of the Creation Unit(s) purchased and the applicable Transaction Fee. All purchase orders will be processed through a manual clearing process run at the DTC (“Manual Clearing Process”). The Trust will deliver Shares of the Funds upon payment of cash to the Trust on or before the third Business Day following the Transmittal Date consistent with the terms of the Authorized Participant Agreement. The

Funds also reserve the right to permit or require Creation Units to be issued in-kind if permitted or required by law.

Redemption from the Funds. Redemption proceeds will be paid in cash. As with purchases, redemptions may be processed only through the Manual Clearing Process. A redemption order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent’s automated system, telephone, facsimile or other means permitted under the Participant Agreement in order to receive that day’s NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day. The Funds also reserve the right to permit or require Creation Units to be redeemed in-kind if permitted or required by law.

Transaction Fees on Creation and Redemption Transactions. Each Fund will impose Transaction Fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total Transaction Fee on transactions in Creation Units. A fixed Transaction Fee is applicable to each creation and redemption transaction, regardless of the number of Creation Units transacted. A variable Transaction Fee based upon the value of each Creation Unit also is applicable to each redemption transaction. Additionally, because purchases and redemptions of Creation Units of the Funds are effected through the Manual Clearing Process, purchasers and redeemers are required to pay an additional charge to compensate for brokerage and other expenses. However, in no instance will the fees charged exceed 2% of the value of the Creation Units subject to the transaction. Investors who use the services of a broker or other such intermediary may pay additional fees for such services. In addition, Rafferty may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services.

The table on the next page summarizes the components of the Transaction Fees.

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Direxion Shares ETF Trust	Fixed Transaction Fee			Maximum Additional Charge for Purchases and Redemptions*
	In-Kind		Cash
	NSCC	Outside NSCC	Outside NSCC
IndiaShares Fixed-Income Shares	N/A	N/A	$1,550	Up to 0.40%
IndiaShares Mid- & Small-Cap Shares	N/A	N/A	$5,300	Up to 0.40%
IndiaShares Consumer Shares	N/A	N/A	$2,800	Up to 0.40%
IndiaShares Energy & Utilities Shares	N/A	N/A	$1,800	Up to 0.40%
IndiaShares Financial Shares	N/A	N/A	$1,800	Up to 0.40%
IndiaShares Industrial Shares	N/A	N/A	$2,800	Up to 0.40%
IndiaShares Infrastructure Shares	N/A	N/A	$2,800	Up to 0.40%
IndiaShares Materials Shares	N/A	N/A	$2,800	Up to 0.40%
IndiaShares Technology & Telecommunication Shares	N/A	N/A	$1,800	Up to 0.40%

*	As a percentage of the amount invested.

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MANAGEMENT OF THE FUNDS

Rafferty provides investment management services to the Funds. Rafferty has been managing investment companies since 1997. Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004. As of December 31, 2011, the Adviser had approximately $7.8 billion in assets under management.

Additionally, Rafferty provides investment management services to each of the Subsidiaries. Rafferty does not receive separate compensation for such services. Each Subsidiary has also entered into separate agreements that provide for the provision of other services to it, including administrative, custody, transfer agency and other services. Rafferty pays the costs related to the provision of these services.

Under an investment advisory agreement between the Trust and Rafferty, the Funds pay Rafferty 0.75% at an annualized rate based on a percentage of the Funds’ daily net assets.

A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreements for the Funds will be available in the Trust’s first annual report to shareholders for the fiscal year ended October 31, 2012.

An investment team of Rafferty employees has the day-to-day responsibility for managing the Funds. The investment team generally decides the target allocation of each Fund’s investments and on a day-to-day basis, an individual portfolio manager executes transactions for the Funds consistent with the target allocation. The portfolio managers rotate among the Funds periodically so that no single portfolio manager is responsible for a specific Fund for extended periods of time. Paul Brigandi, each Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Funds.

Mr. Brigandi has been a Portfolio Manager at Rafferty since June 2004. Mr. Brigandi was previously involved in the equity trading training program for Fleet Boston Financial Corporation from August 2002 to April 2004. Mr. Brigandi is a 2002 graduate of Fordham University.

The Funds’ SAI provides additional information about the investment team members’ compensation, other accounts they manage and their ownership of securities in the Funds.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

OTHER SERVICE PROVIDERS

Foreside Fund Services, LLC (“Distributor”) serves as the Funds’ distributor. Bank of New York Mellon serves as the Funds’ transfer agent, administrator, custodian and index receipt agent for the U.S. Funds. Multiconsult Limited serves as the Mauritius administrator for the Subsidiaries. The Distributor is not affiliated with the Adviser, Rafferty or the Funds’ transfer agent.

PAYMENTS BY RAFFERTY

Rafferty may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. These payments may be made from profits received by Rafferty from management fees paid to Rafferty by the Funds. Such activities by Rafferty may provide incentives to financial institutions to purchase or market shares of the Funds. Additionally, these activities may give Rafferty additional access to sales representatives of such financial institutions, which may increase sales of a Fund’s shares.

DISTRIBUTIONS

Fund Distributions. Each Fund pays out dividends from its net investment income, and distributes any net capital gains, to its shareholders at least annually. Each Fund is authorized to declare and pay capital gain distributions in additional Shares thereof or in cash. The Funds may have high portfolio turnover, which will cause the Funds to generate significant amounts of taxable income. The Funds will generally need to distribute this income in order to satisfy certain tax requirements. As a result of a Fund’s high portfolio turnover, a Fund could make large and/or frequent distributions.

Dividend Reinvestment Service. Brokers may make the DTC book-entry dividend reinvestment service (“Reinvestment Service”) available to their customers who are shareholders of a Fund. If the Reinvestment Service is used with respect to a Fund, its distributions of both net income and capital gains will automatically be reinvested in additional and fractional Shares thereof purchased in the secondary market. Without the Reinvestment Service, investors will receive Fund distributions in cash, except as noted above under “Fund Distributions.” To determine whether the Reinvestment Service is available and whether there is a commission or other charge for using the service,

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consult your broker. Fund shareholders should be aware that brokers may require them to adhere to specific procedures and timetables to use the Reinvestment Service.

TAXES

As with any investment, you should consider the tax consequences of buying, holding, and disposing of Shares. The tax information in this Prospectus is only a general summary of some important federal tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the Funds’ activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Funds and to an investment in Shares.

Fund distributions to you and your sale of your Shares will have tax consequences to you unless you hold your Shares through a tax-exempt entity or tax-deferred retirement arrangement, such as an individual retirement account or 401(k) plan.

Each Fund intends to qualify each year for taxation as a “regulated investment company.” If a Fund so qualifies and satisfies certain distribution requirements, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends or capital gain distributions.

Taxes on Distributions. Dividends from a Fund’s investment company taxable income – generally, the sum of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid – will be taxable to you as ordinary income to the extent of its earnings and profits, whether they are paid in cash or reinvested in additional Shares. However, dividends a Fund pays to you through 2012 that are attributable to its “qualified dividend income” (i.e., dividends it receives on stock of most domestic and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) generally will be subject to federal income tax at a maximum of 15% if you are an individual, trust, or estate and satisfy those restrictions with respect to your Shares. A portion of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations – the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding real estate investment trusts) and excludes dividends from foreign corporations – subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

Distributions of a Fund’s net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) that it recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2013, will be taxable to you as long-term capital gains, at a maximum rate of 15% if you are an individual, trust, or estate, regardless of your holding period for the Shares on which they are paid and regardless of whether they are paid in cash or reinvested in additional Shares. A Fund’s capital gain distributions may vary considerably from one year to the next as a result of its investment activities and cash flows and the performance of the markets in which it invests.

Distributions in excess of a Fund’s current and accumulated earnings and profits first will reduce your adjusted tax basis in your Shares and, after that basis is reduced to zero, will constitute capital gain. That capital gain will be long-term capital gain, and thus will be taxed at a maximum rate of 15% (if you are an individual, trust, or estate) through 2012, if the distributions are attributable to Shares you held for more than one year.

In general, distributions are subject to federal income tax for the year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

Because of the possibility of high portfolio turnover, the Funds may generate significant amounts of taxable income. Accordingly, the Funds may need to make large and/or frequent distributions. A substantial portion of this income is typically short-term capital gain or loss which will generally be treated as ordinary income when distributed to shareholders.

Fund distributions to tax-deferred or qualified plans, such as an IRA, retirement plan or pension plan, generally will not be taxable. However, distributions from such plans will be taxable to the individual participant notwithstanding the character of the income earned by the qualified plan. Please consult a tax advisor for a more complete explanation of the federal, state, local and foreign tax consequences of investing in a Fund through such a plan.

Taxes When Shares are Sold. Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year, taxable

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at the maximum 15% rate mentioned above if you are an individual, trust, or estate; otherwise, it will be treated as short-term capital gain. However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of capital gain distributions received with respect to those Shares. In addition, all or a portion of any loss recognized on a sale or exchange of Shares will be disallowed to the extent other Shares of the same Fund are purchased (whether through reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date of the sale or exchange; in that event, the basis in the newly purchased Shares will be adjusted to reflect the disallowed loss.

Holders of Creation Units. A person who purchases Shares of a Fund by exchanging securities for a Creation Unit generally will recognize capital gain or loss equal to the difference between the market value of the Creation Unit and the person’s aggregate basis in the exchanged securities, adjusted for any Balancing Amount paid or received. A shareholder who redeems a Creation Unit generally will recognize gain or loss to the same extent and in the same manner as described above under “Taxes When Shares are Sold.”

Mauritius Tax and Regulatory Considerations

Tax Disclosure. The Fund conducts its investment activities in India through the wholly-owned Subsidiary, a tax resident of Mauritius. The Subsidiary is being incorporated in Maurtius and expects to obtain benefits under the tax treaty between India and The Republic of Mauritius (“Treaty”). In order to be eligible to claim benefits under the Treaty, the Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence certificate issued by the Mauritius income tax authorities. The Fund expects the Subsidiary to maintain its Mauritius residency.

The Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of foreign tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Further, the Subsidiary is not subject in Mauritius on any gains from the sale of securities. Any dividends paid by the Subsidiary to the Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the Treaty. The Subsidiary has applied for a Category 1 Global Business License from the Financial Services Commission of Mauritius (the “FSC”). It will apply for a tax residence certificate (“TRC”) from the Mauritius Revenue Authority for the purposes of the Treaty. The TRC is issued for a period of one year and thereafter renewable annually.

The Subsidiary shall (i) comply with the requirements of the Treaty; (ii) be a tax resident of Mauritius; and (iii) maintain its central management and control in Mauritius. Therefore, the

Fund’s management believes that the Subsidiary should be eligible to obtain the benefits of the Treaty. However, there is no assurance that the Subsidiary will be granted a tax residency certificate in the future.

The validity of the Treaty was upheld by the Supreme Court of India in a judgment delivered on October 7, 2003. However, there is no assurance that the Treaty will not be reinterpreted or renegotiated in the future. Any change in the Treaty’s application to Mauritius entities could have a material adverse impact on the Fund. It is possible for the Indian regulatory authorities to take the position that the Subsidiary is not entitled to benefits of the Treaty.

In the event that the Subsidiary does not qualify as a tax resident of Mauritius or the benefits of the Treaty are not available to the Subsidiary, the capital gains, interest and dividend income of the Subsidiary would be taxes as follows:

(i)	Capital gains from the sale of listed Indian securities held for twelve months or less would be taxed as short-term capital gains at the rate of 15%, provided the STT (as described below) has been paid;

(ii)	Capital gains from the sale of listed Indian securities held for more than twelve months would be exempt from tax in India provided the STT has been paid;

(iii)	Capital gains from the sale of listed Indian securities not executed on a stock exchange held for twelve months or less would be taxed at a rate of 30% and those held for more than twelve months would be taxed at a rate of 10%

(iv)	Interest income earned on Indian securities is subject to withholding tax in India at a rate that varies from 10% to 42.23% depending on the nature of the underlying debt security; and

(v)	Dividends from Indian companies, on which dividend distribution tax has been paid are free of Indian tax.

All transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax (“STT”), regardless of the application of the Treaty to an entity. The STT is levied on the value of the transaction with the rate not exceeding 0.125%.

Please note the information above is based on current provisions of Indian and Mauritius law and any change or modification from subsequent regulation, administrative or judicial decision or legislation may increase the Indian tax liability of the Subsidiary and therefore reduce the returns of the Fund.

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The following disclosure is being added to comply with Mauritius law. The Funds invest substantially all of the assets of the Funds in the Subsidiaries, which are private companies limited by shares with unlimited life incorporated in Mauritius. Each Subsidiary is qualified to be authorized as an “Expert Fund” under the Securities (Collective Investment Schemes and Closed-end Funds) Regulations 2008 (the “CIS Regulations”) of the Republic of Mauritius. These regulations provide that only “expert investors” may invest in the Expert Fund. An Expert Investor is an investor who makes an initial investment, for his own account, of no less than US $100,000; or is a sophisticated investor as defined in the Securities Act of 2005 or any similarly defined investor in any other securities legislation. Investors of the Subsidiaries and the Funds are not protected by any statutory compensation arrangement in Mauritius in the event of the Subsidiaries or Funds failure.

The Mauritius Financial Services Commission, by issuing the Category 1 Global Business License and authorizing each Subsidiary to operate at a Collective Investment Scheme, Expert Fund, does not vouch for the financial soundness of the Subsidiaries or the Funds or for the correctness of any statements made or opinions expressed with regard to it.

Miscellaneous. A Fund must withhold and remit to the U.S. Treasury 28% of dividends and capital gain distributions otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the social security or other taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from a Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

You may also be subject to state and local taxes on Fund distributions and dispositions of Shares.

Non-U.S. Shareholders. A “non-U.S. shareholder” is an investor that, for federal income tax purposes, is a nonresident alien individual, a foreign corporation or a foreign estate or trust. Except where discussed otherwise, this disclosure assumes that a non-U.S. shareholder’s ownership of Shares in a Fund is not effectively connected with a trade or business conducted by such non-U.S. shareholder in the United States. This disclosure does not address non-U.S. shareholders who are present in the United States for 183 days or more during the taxable year. Such shareholders should consult their tax advisors with respect to the particular tax consequences to them of an investment in a Fund. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders should consult their tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Dividends paid by a Fund to non-U.S. shareholders will be subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income (other than “qualified interest income” or “short-term capital gains,” as described below). In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an Internal Revenue Service (“IRS”) Form W-8BEN (or substitute form) certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation’s earnings and profits attributable to such dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).

In general, federal income tax will not apply to gain realized on the sale or other disposition of shares of a Fund or to any Fund distributions designated as capital gain dividends, short-term capital gain dividends, or interest-related dividends.

The exemption for short-term capital gain dividends and interest-related dividends applies only with respect to a Fund taxable year ending on or before October 31, 2012, unless legislation is enacted extending this exemption to later taxable years. “Short-term capital gain dividends” are dividends that are attributable to short-term capital gain realized by the Fund (generally, the excess of a Fund’s net short-term capital gain over long-term capital loss for such taxable year, computed with certain adjustments). “Interest-related dividends” are dividends that are attributable to certain original discount, interest on obligations in registered form (with certain exceptions), interest on deposits derived from U.S. sources and any interest-related dividend from another regulated investment company, reduced by expenses that are allocable to such income. Depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as short-term capital gain dividends and interest-related dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.

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In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as a short-term capital gain dividend or an interest-related dividend. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate. See the discussion of backup withholding under “Miscellaneous” above.

More information about taxes is in the Funds’ SAI.

FINANCIAL HIGHLIGHTS

No financial information is available for the Funds because those Funds had not commenced operations prior to the date of this Prospectus.

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PROSPECTUS

Direxion Shares ETF Trust

33 Whitehall Street, 10th Floor

New York, New York 10004

866-476-7523

MORE INFORMATION ON THE DIREXION SHARES ETF TRUST

Statement of Additional Information (“SAI”):

The Funds’ SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (“SEC”).

Annual and Semi-Annual Reports to Shareholders:

The Funds’ reports will provide additional information on the Funds’ investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds’ performance during that period.

To Obtain the SAI or Fund Reports Free of Charge:

Write to:	Direxion Shares ETF Trust
33 Whitehall Street, 10th Floor
New York, New York 10004

Call:	866-476-7523

By Internet:	www.direxionshares.com

These documents and other information about the Funds can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Funds may be viewed on screen or downloaded from the EDGAR Database on the SEC’s website at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

SEC File Number: 811-22201

DIREXION SHARES ETF TRUST

STATEMENT OF ADDITIONAL INFORMATION

33 Whitehall Street, 10th Floor

New York, New York 10004

866-476-7523

The Direxion Shares ETF Trust (“Trust”) is an investment company that offers shares of a variety of exchange-traded funds (each a “Fund” and collectively, the “Funds”) to the public. The shares of the Funds (“Shares”) offered in this Statement of Additional Information (“SAI”) trade, or will trade, on the NYSE Arca, Inc. This SAI relates to the Funds listed below.

India Fixed-Income Funds

IndiaShares Fixed-Income Shares

India Equity Funds

IndiaShares Mid- & Small- Cap Shares

India Sector Funds

IndiaShares Consumer Shares

IndiaShares Energy & Utilities Shares

IndiaShares Financial Shares

IndiaShares Industrial Shares

IndiaShares Infrastructure Shares

IndiaShares Materials Shares

IndiaShares Technology & Telecommunication Shares

February 28, 2012

This SAI, as dated above, is not a prospectus. It should be read in conjunction with the Funds’ prospectus dated February 28, 2012 (“Prospectus”). This SAI is incorporated by reference into the Prospectus. In other words, it is legally part of the Prospectus. To receive a copy of the Prospectus, without charge, write or call the Trust at the address or telephone number listed above.

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THE DIREXION SHARES ETF TRUST

The Trust is a Delaware statutory trust organized on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of 134 separate series or “Funds.”

The Funds seek to provide investment results, before fees and expenses, which correspond to the performance of a particular index or benchmark.

Each Fund issues and redeems Shares only in large blocks of Shares called “Creation Units.” Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of certain of the Funds are listed for trading on the secondary market on an exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per-share price differential. Investors may acquire Shares directly from each Fund, and shareholder may tender their Shares for redemption directly to each Fund, only in Creation Units of 50,000 Shares, as discussed in the “Purchases and Redemptions” section below.

The Funds offered in this SAI trade, or will trade, on the NYSE Arca, Inc. (the “Exchange”).

CLASSIFICATION OF THE FUNDS

Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. A Fund is considered “non-diversified” because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that a Fund assumes large positions in the securities of a small number of issuers, the Fund’s net asset value (“NAV”) may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

Each Fund’s classification as a “non-diversified” series means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to meet certain tax-related diversification standards at the end of each quarter of its taxable year.

EXCHANGE LISTING AND TRADING

The Shares of certain of the Funds will be listed on the Exchange. If the Shares (which are redeemable only when aggregated in Creation Units) trade on the Exchange, they may trade at prices that differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As is the case of other stocks traded on each Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

The trading prices of each Fund’s shares in the secondary market generally differ from each Fund’s daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) may, from time to time, make payments to certain market makers in the Trust’s shares. Information regarding the intraday value of shares of each Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which a Fund is listed or by market data vendors or other information providers.

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The IOPV is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund as a particular point in time, nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Funds are not involved in, nor responsible for, the calculation or dissemination of the IOPV and make no representations or warranty as to its accuracy.

INVESTMENT POLICIES AND TECHNIQUES

Each Fund generally seeks its investment objective by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (a “Subsidiary”), which in turn invests at least 80% of its net assets in the securities that comprise the Fund’s respective Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of the securities of the Fund’s respective Index. The Funds may also invest up to 20% of their assets in financial instruments that provide leveraged and unleveraged exposure to their respective index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps collars and floors; swap agreements; forward contracts; short positions; reverse purchase agreements; exchange-traded funds (“ETFs”) and other financial instruments.

A Fund, through its Subsidiary, gains exposure to a portfolio of investments intended to track the Fund’s Index. The Adviser serves as the investment adviser to each of Funds and the investment manager to each respective Subsidiary. Through this investment structure, each Fund expects to gain certain benefits under a tax treaty between the Republic of Mauritius and India. Unless otherwise indicated, the term “Fund” refers to a Fund and/or its respective Subsidiary, as applicable.

On a day-to-day basis, a Fund may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. In particular, the Funds below seek to track the following investment indices or benchmarks:

Fund	Index or Benchmark
IndiaShares Fixed-Income Shares	Indus India Fixed-Income Index
IndiaShares Mid- & Small- Cap Shares	Indus India Junior Index
IndiaShares Consumer Shares	Indus India Consumer Sector Index
IndiaShares Energy & Utilities Shares	Indus India Energy Utilities Sector Index
IndiaShares Financial Shares	Indus India Financials Sector Index
IndiaShares Industrial Shares	Indus India Industrial Sector Index
IndiaShares Infrastructure Shares	Indus India Infra-Structure Sector Index
IndiaShares Materials Shares	Indus India Materials Sector Index
IndiaShares Technology & Telecommunication Shares	Indus India Technology Telecom Sector Index

With the exception of limitations described in the “Investment Restrictions” section below, each Fund may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund’s objective.

This section provides a description of the securities in which a Fund may invest to achieve its investment objective, the strategies it may employ and the corresponding risks of such securities and strategies. The greatest risk of investing in an exchange-traded fund is that its returns will fluctuate and you could lose money. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the

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financial markets. Both domestic and foreign equity markets could experience increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue. The U.S. government has already taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.

Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continued market turbulence may have an adverse effect on the Funds.

Asset-Backed Securities

A Fund may invest in asset-backed securities of any rating or maturity. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.

Bank Obligations

Money Market Instruments. The Funds may invest in bankers’ acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”). The Funds also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely a Fund’s ability to resell when it deems advisable to do so.

A Fund may invest in foreign money market instruments, which typically involve more risk that investing in U.S. money market instruments. See “Foreign Securities” below. These risks include, among others, higher brokerage commissions, less public information, and less liquid markets in which to sell and meet large shareholder redemption requests.

Bankers’ Acceptances. Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.” The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

Certificates of Deposit (“CDs”). The FDIC is an agency of the U.S. government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

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Commercial Paper. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. A Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor’s® Ratings Services (“S&P®”) or Prime-1 or Prime-2 by Moody’s Investors Service®, Inc. (“Moody’s”), and in other lower quality commercial paper.

Caps, Floors and Collars

The Funds may enter into caps, floors and collars relating to securities, interest rates or currencies. In a cap or floor, the buyer pays a premium (which is generally, but not always a single up-front amount) for the right to receive payments from the other party if, on specified payment dates, the applicable rate, index or asset is greater than (in the case of a cap) or less than (in the case of a floor) an agreed level, for the period involved and the applicable notional amount. A collar is a combination instrument in which the same party buys a cap and sells a floor. Depending upon the terms of the cap and floor comprising the collar, the premiums will partially or entirely offset each other. The notional amount of a cap, collar or floor is used to calculate payments, but is not itself exchanged. The Funds may be both buyers and sellers of these instruments. In addition, the Funds may engage in combinations of put and call options on securities (also commonly known as collars), which may involve physical delivery of securities. Like swaps, caps, floors and collars are very flexible products. The terms of the transactions entered by the Funds may vary from the typical examples described here.

Corporate Debt Securities

A Fund may invest in investment grade corporate debt securities of any rating or maturity, including corporate debt obligations issued by Indian companies. Investment grade corporate bonds are those rated BBB or better by S&P® or Baa or better by Moody’s. Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. See Appendix A for a description of corporate bond ratings. A Fund may also invest in unrated securities.

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

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Depositary Receipts

To the extent a Fund invests in stocks of foreign corporations, a Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement. Indian Depositary Receipts (“IDRs”) are issued by domestic depositories in India and denominated in Indian Rupees, wherein the underlying security is of a company situated outside of India. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, EDRs, in bearer form, are designed for use in European securities markets. No formal market for IDRs has been developed. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Fund investments in depositary receipts, which include ADRs, GDRs, EDRs and IDRs, are deemed to be investments in foreign securities for purposes of a Fund’s investment strategy.

Equity Securities

Common Stocks. A Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities. A Fund may invest in convertible securities that may be considered high yield securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. When investing in convertible securities, a Fund may invest in the lowest credit rating category.

Preferred Stock. A Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. When investing in preferred stocks, a Fund may invest in the lowest credit rating category.

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Warrants and Rights. A Fund may purchase warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration, but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Equity Investments in India

Direct equity investments in Indian companies may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of a public trading market for these investments, the Funds may take longer to liquidate these positions than would be the case for publicly traded securities and the prices on these sales could be less than those originally paid by a Fund or less than what may be considered the fair value of such securities. Further, issuers whose securities are not publicly traded may not be subject to disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Funds may be required to bear the expenses of registration. Certain of the Funds’ direct equity investments in India may include smaller, less-seasoned companies, which may involve greater risks. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

Foreign Currencies

A Fund may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks not least being the fluctuation of foreign currency exchange rates with respect to the U.S. dollar. Exchange rates fluctuate for a number of reasons.

Inflation. Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation, long-term results may be the opposite.

Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.

Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal.

The value of a Fund’s investments is calculated in U.S. dollars each day that the New York Stock Exchange is open for business. As a result, to the extent that a Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, a Fund’s NAV per share as expressed in U.S. dollars (and, therefore, the value of your investment) should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur.

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The currency-related gains and losses experienced by a Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of a Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in a Fund’s assets also will be affected by the net investment income generated by the money market instruments in which each Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

A Fund may incur currency exchange costs when it sells instruments denominated in one currency and buy instruments denominated in another.

Currency Transactions. A Fund conducts currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. A Fund also enters into forward currency contracts. See “Options, Futures and Other Strategies” below. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

A Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the Adviser is trying to duplicate. For example, the combination of U.S. dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.

A Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.

A Fund may use forward currency contracts for position hedging if consistent with its policy of trying to expose its net assets to foreign currencies. A Fund is not required to enter into forward currency contracts for hedging purposes and it is possible that a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that a Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible, under certain circumstances, that a Fund may have to limit its currency transactions to qualify as a “regulated investment company” under Subchapter M of Chapter 16/Subtitle A of the Internal Revenue Code of 1986, as amended (“Code”)(“RIC”). See “Dividends, Other Distributions and Taxes.”

A Fund currently does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If a Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

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If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, a Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, a Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Since a Fund invests in money market instruments denominated in foreign currencies, it may hold foreign currencies pending investment or conversion into U.S. dollars. Although a Fund values its assets daily in U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund will convert its holdings from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if a Fund tries to resell the currency to the dealer.

Foreign Currency Options. A Fund may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter (“OTC”) market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. OTC options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Foreign Currency Exchange-Related Securities.

Foreign currency warrants. Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions

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affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Principal exchange rate linked securities. Principal exchange rate linked securities (“PERLsSM”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance indexed paper. Performance indexed paper (“PIPsSM”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Foreign Securities

A Fund may have both direct and indirect exposure through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to foreign securities. In most cases, the best available market for foreign securities will be on exchanges or in OTC markets located outside the United States.

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies generally are not subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to American companies. From time to time, trading in a foreign market may be interrupted and the Funds, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing their portfolios and calculating their net asset values. Foreign markets have substantially less volume than the Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable American companies. Certain countries’ financial markets and services are less developed than those in the United States or other major economies. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States. Commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher.

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Settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The Funds may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in United States courts.

Although the Indian primary and secondary equity markets have grown rapidly over the last few years and the clearing, settlement and registration systems available to effect trades on the Indian stock markets have improved, these processes may still not be on par with those in more developed markets. The Indian securities markets are generally smaller and more volatile than the securities markets of the United States. The Indian stock market has in the past experienced substantial price volatility and no assurance can be given that such volatility will not occur in the future. The Indian stock exchanges have been subject to broker defaults, failed trades and settlement delays in the past. In addition, in the event of occurrence of any of the above events, the Securities and Exchange Board of India (“SEBI”) can impose restrictions on trading in certain securities, limitations on price movements and margin requirements. There is typically a lower level of regulation and monitoring of the Indian securities markets and the activities of investors, brokers and other participants than in the United States. Indian disclosure and regulatory standards are in many respects less stringent than standards in developed countries. There may be less publicly available information about Indian companies than is regularly published by or about companies in such other countries. Indian accounting standards and requirements also differ in significant respects from those applicable to companies in the United States and other developed countries.

Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Furthermore, in some countries the repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval. The Funds could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. In India, only certain “Foreign Institutional Investors” (“FIIs”) and non-Indian mutual funds that comply with certain statutory conditions and are registered with the Securities and Exchange Board of India (“SEBI”) may make direct investments in exchange-traded Indian securities (and securities to be listed, or those approved on the over-the-counter exchange of India). The Adviser will register as an FII with SEBI and the Subsidiaries, which were formed for the purpose of facilitating the Funds’ purchase of Indian securities directly in the Indian market, is considered a subaccount of the Adviser. However, the Adviser must still seek renewal of this status every three years, and the Adviser will be required to fulfill any conditions imposed by SEBI. There can be no guarantee that regulatory approval will be forthcoming, or that the Adviser will be able to fulfill any conditions imposed by SEBI. The investment by the Subsidiary in Indian securities is therefore dependent on the Adviser’s continued registration as a FII. Any loss of such registration could result in mandatory divestment by the Subsidiary.

Additionally, ownership of the Funds by certain non-resident Indians and companies owned by non-resident Indians, and ownership by the Subsidiary of Indian companies, may be restricted. Currently, under normal circumstances, income, gains and initial capital with respect to such investments are freely repatriable, subject to payment or withholding of applicable Indian taxes. There can be no assurance that these restrictions on foreign investment will not change in a way that makes it more difficult or impossible for the Funds to implement their investment objectives or repatriate their income, gains and/or initial capital from India.

Since the Funds invest predominantly in the securities of Indian companies, they may be subject to increased liquidity risks. This could inhibit the Funds’ ability to meet a large number of shareholder redemption requests in the event of economic or political turmoil in India or neighboring regions or deterioration in relations between the United States and any such foreign country.

Developing and Emerging Markets. Emerging and developing markets abroad may offer special opportunities for investing but may have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.

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Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

A high proportion of the securities of many Indian issuers are held by a limited number of persons or entities, which may limit the number of shares available for investment by the Funds. In addition, further issuances, or the perception that such issuances may occur, of securities by Indian issuers in which the Funds have invested could dilute the earnings per share of the Funds’ investments and could adversely affect the market price of such securities. Sales of securities by such issuer’s major shareholders, or the perception that such sales may occur, may also significantly and adversely affect the market price of such securities and, in turn, the Funds’ investments. A limited number of issuers represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of the Indian securities markets may also affect the Funds’ ability to acquire or dispose of securities at the price and time that they desire.

Investment Through Mauritius

To the extent that the Funds seek to invest in Indian securities, the Funds currently intend to operate through the Subsidiary, incorporated as a private company, limited by shares with unlimited life under the Mauritius Companies Act 2001. The Subsidiary holds a Category one Global Business License from the Financial Services Commission of Mauritius (“FSC”). The Subsidiary is authorized by the FSC to operate as a Collective Investment Scheme under the Securities Act 2005 and to be qualified as an Expert Fund under the Securities (Collective Investment Schemes and Closed-end Funds) Regulations 2008 (the “CIS Regulations”) of the Republic of Mauritius. The Subsidiary is considered an “expert fund” by the FSC, available only to “expert investors” such as the Funds.

It must be understood that in issuing the Category 1 Global Business License and authorizing each Subsidiary to operate as a Collective Investment Scheme, Expert Fund, the FSC does not vouch for the financial soundness of the Subsidiary or for the correctness of any statements made or opinions expressed with regard to it.

Rafferty will act as investment manager to each Subsidiary (the “Investment Manager”). The Investment Manager shall be responsible for ensuring that the provisions of the CIS Regulations applicable to Expert Funds are complied with. The Expert Fund shall accept as investors only such persons as the Investment Manager is satisfied are Expert Investors.

The FSC does not vouch for the financial soundness of the Subsidiary or for the correctness of any statements made or opinions expressed with regard to the Subsidiary. As investors in the Subsidiary, the Funds are not protected by any statutory compensation arrangements in Mauritius in the event of the Subsidiary’s failure.

The Subsidiary has elected to be treated as a disregarded entity for United States federal income tax purposes. As such, the income, assets and activities of the Subsidiary are treated as those of the Funds. Investments made by the Subsidiary in Indian securities are treated as investments by the Funds, and dividends and distributions received by the Subsidiary on these investments are treated as having been received by the Funds. Any investment made by the Funds in the Subsidiary, and any distributions by the Subsidiary to the Funds are disregarded, as the Subsidiary is not treated as an entity separate from the Funds. The Funds will invest in the Subsidiary through daily subscriptions and redemptions of the Subsidiary’s participating shares.

Investing through the Subsidiary is intended to provide the Funds with a tax-efficient method of investing directly in Indian securities. The Subsidiary will seek to maintain its residency in Mauritius to avail itself of the currently effective income tax treaty between India and Mauritius. The Supreme Court of India has previously upheld the validity of this tax treaty in response to a lower court challenge of the treaty’s applicability to certain foreign entities. The Supreme Court clarified that a certificate of residence in Mauritius is sufficient evidence of residence in Mauritius for purposes of the India-Mauritius treaty. The Subsidiary expects to receive a Tax Residence Certificate from the Mauritius Revenue Authority.

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Recently, amendments to the treaty have been proposed. If enacted in their proposed form, these or any other changes to the treaty, Indian or Mauritian tax laws, or the manner in which the treaty and such laws are applied to the Funds or the Subsidiary, might have an adverse tax effect on the Funds and their shareholders, possibly with retroactive effect.

The Subsidiary expects to hold a Category 1 Global Business License issued by the Mauritius Financial Services Commission and be subject to a tax rate of 15% on its corporate income in Mauritius. However, the Subsidiary expects to be entitled to a foreign tax credit equivalent to the higher of the actual foreign tax paid or a deemed tax credit of 80% of the Mauritius tax on its foreign source income, which will result in a maximum tax rate of 3%. The Subsidiary is not subject to tax in Mauritius on any gains from the sale of securities. There is no withholding tax payable in Mauritius in respect of payments of dividends to investors or redemption of participating shares in the Subsidiary.

In 2004, India reduced from 10% to zero the tax rate on long-term capital gains arising from the sale on a recognized stock exchange in India of, among other things, equity shares and units of “equity oriented” funds, provided that the applicable securities transaction tax has been paid. The Funds can take advantage of this zero tax rate through their investments through the Subsidiary. The Indian tax rate on short-term capital gains was reduced from 30% to 10% (plus surcharges). However, effective January 4, 2009, the Indian tax rate on short-term capital gains was increased to 15%. The primary tax advantage of investing through the Subsidiary and relying on the India-Mauritius treaty is the elimination of the 15% Indian tax on short-term capital gains. Any change in the provision of this treaty, in its applicability to the Funds or the Subsidiary, or in the requirements established by Mauritius to qualify as a Mauritius resident, could result in the imposition of various taxes on the Funds by India, which could reduce the return to the Funds on their investments.

Political and Economic Developments

The growing interconnectivity of global economies and financial markets has increased the possibilities that conditions in one country or region might adversely impact the issuers of securities in a different country or region. In particular, the adoption or continuation of protectionist trade policies by one or more countries, or a slowdown in the United States economy and/or other developed market economies, could lead to a decrease in demand for Indian products and reduced flows of private capital to the Indian economy.

In India, the government has exercised and continues to exercise significant influence over many aspects of the economy. Accordingly, government actions, bureaucratic obstacles and corruption have a significant effect on the economy and could adversely affect market conditions. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Funds’ investments.

Mauritius currently offers an established hub for international investments, with a regulatory structure and local business infrastructure designed to meet the needs of investment vehicles, including well-developed banking facilities and business links with a number of countries. Mauritius has been politically and economically stable over the last several decades. However, as with any other developing country, there can be no assurance that it will continue to remain politically and economically stable, or that the advantageous regulatory and business climate will continue.

Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Funds’ investments, in non-American countries. Religious and border disputes persist in India, and India has from time to time experienced civil unrest and hostilities with countries such as Pakistan. The

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longstanding dispute with Pakistan over the bordering Indian states of Jammu and Kashmir, a majority of whose population is Muslim, remains unresolved. The Indian population is comprised of diverse religious, linguistic and ethnic groups, and from time to time, India has experienced internal disputes between religious groups within the country. The Indian government has confronted separatist movements in several Indian states. If the Indian government is unable to control the violence and disruption associated with these tensions, the results could destabilize the economy, and, consequently, adversely affect the Funds’ investments.

Hybrid Instruments

A Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. A hybrid could be, for example, a bond issued by an oil company that pays a small base level of interest, in addition to interest that accrues when oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of a Fund.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investment in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Illiquid Investments and Restricted Securities

Each Fund may purchase and hold illiquid investments. No Fund will purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), which the Board of Trustees (“Board” or “Trustees”) or Rafferty, the Funds’ investment adviser, has determined under Board-approved guidelines are liquid. No Fund, however, currently anticipates investing in such restricted securities.

The term “illiquid investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days; (2) securities for which market quotations are not readily available; (3) OTC options and their underlying collateral; (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; and (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board; and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that a Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

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A Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on NAV.

Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities, and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

Indexed Securities

A Fund may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See “Illiquid Investments and Restricted Securities” above.

Inflation Protected Securities

Inflation protected securities are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon. Inflation protected securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation protected bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond to be repaid at maturity may be less than the original principal amount and, therefore, is subject to credit risk.

The value of inflation protected bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation protected bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation protected bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

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The periodic adjustment of U.S. inflation protected bonds is tied to the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers (“CPI-U”), published monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

Any increase in principal for an inflation protected security resulting from inflation adjustments is considered by the IRS to be taxable income in the year it occurs. The Fund’s distributions to shareholders include interest income and the income attributable to principal adjustments, both of which will be taxable to shareholders. The tax treatment of the income attributable to principal adjustments may result in the situation where a Fund needs to make its required annual distributions to shareholders in amounts that exceed the cash received. As a result, a Fund may need to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation protected security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

Total Return Swaps

A Fund may enter into total return swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account maintained by an approved custodian, Rafferty believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions. The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by each Fund’s custodian. A Fund will not enter into any total return swap unless Rafferty believes that the other party to the transaction is creditworthy. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

Junk Bonds

A Fund may invest in lower-rated debt securities, including securities in the lowest credit rating category, of any maturity, often called “junk bonds.”

Junk bonds generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur.

The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. Changes by recognized rating services in their rating of a fixed-income security may affect the value of these investments. A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Rafferty will monitor the investment to determine whether continued investment in the security will assist in meeting a Fund’s investment objective.

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Mortgage-Backed Securities

A Fund may invest in mortgage-backed securities. A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.

Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae®” or “GNMA”), Federal National Mortgage Association (“Fannie Mae®” or “FNMA”) or Federal Home Loan Mortgage Corporation (“Freddie Mac®” or “FHLMC”), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgages backed by the Federal Housing Administration, but also sells some non-governmentally backed mortgages. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The corporation’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government. The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

Collateralized mortgage obligations (“CMOs”) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as “Mortgage Assets”). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. government obligations. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

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Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

Municipal Obligations

A Fund may invest in municipal obligations. Municipal obligations are issued by the states, territories and possessions of the United States or Indian governments, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the states, territories and possessions of the United States or India or their political subdivisions. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality of the issuers. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer’s future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features, which enable a Fund to demand payment from the issuer or a financial intermediary on short notice.

Options, Futures and Other Strategies

General. A Fund may use certain options (traded on an exchange or OTC, or otherwise), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes or to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”). In addition, a Fund’s ability to use Financial Instruments will be limited by tax considerations. See “Dividends, Other Distributions and Taxes.” Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, each Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty may utilize these opportunities to the extent that they are consistent with a Fund’s investment objective and permitted by a Fund’s investment limitations and applicable regulatory authorities. A Fund’s Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

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Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon Rafferty’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction. Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3) As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that a Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Cover. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, the Bank of New York Mellon (“BNYM”), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover or accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange® (“CBOE®”), the Exchange and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

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Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Risks of Options on Currencies and Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from which it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

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Options on Indices. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500® Index, the NYSE Composite Index or the AMEX® Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from a Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to a Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require a Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Forward Contracts. The Funds may enter into equity, equity index or interest rate forward contracts for purposes of attempting to gain exposure to an index or group of securities without actually purchasing these securities, or to hedge a position. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date. Because they are two-party contracts and because they may have terms greater than seven days, forward contracts may be considered to be illiquid for the Fund’s illiquid investment limitations. A Fund will not enter into any forward contract unless Rafferty believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor.

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Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. A Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

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Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Combined Positions. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

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Other Investment Companies

Open-End and Closed-End Investment Companies. The Funds may invest in shares of open-end and closed-end investment companies in accordance with the investment restrictions in the 1940 Act. Shares of an ETF that has received exemptive relief from the SEC to permit other funds to invest in the shares without these limitations are excluded from such restrictions. A Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company’s advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company. To the extent that a Fund invests in open-end or closed-end investment companies that invest primarily in the securities of companies located outside the United States, see the risks related to foreign securities set forth above.

Exchange-Traded Funds. The Funds may invest in ETFs, which are registered investment companies, partnerships or trusts that are bought and sold on a securities exchange. A Fund may also invest in exchange-traded notes (“ETN”), which are structured debt securities. Additionally, a Fund may invest in swap agreements referencing ETFs. Whereas ETFs’ liabilities are secured by their portfolio securities, ETNs’ liabilities are unsecured general obligations of the issuer. Most ETFs and ETNs are designed to track a particular market segment or index. ETFs and ETNs share expenses associated with their operation, typically including, with respect to ETFs, advisory fees. When a Fund invests in an ETF or ETN, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF’s or ETN’s expenses. The risks of owning an ETF or ETN generally reflect the risks of owning the underlying securities the ETF or ETN is designed to track, although lack of liquidity in an ETF or ETN could result in it being more volatile than the underlying portfolio of securities. If a Fund invests in ETFs or swap agreements referencing ETFs, the underlying ETFs may not necessarily track the same index as the Fund. In addition, because of ETF or ETN expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF or ETN. The value of an ETN security should also be expected to fluctuate with the credit rating of the issuer.

Zero-Coupon Securities

A Fund may invest in zero-coupon securities of any rating or maturity. Zero-coupon securities make no periodic interest payment, but are sold at a deep discount from their face value (“original issue discount”). The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The original issue discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. If the issuer defaults, a Fund may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon security holders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than securities paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the securities reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause a Fund to recognize income and to be required to make distributions thereof to shareholders before it receives any cash payments on its investment. Thus, a Fund could be required at times to liquidate other investments to satisfy distribution requirements. See “Payment-In-Kind Securities and Strips” below and “Dividends, Other Distributions and Taxes – Income from Zero-Coupon and Payment-in-Kind Securities.”

Payment-In-Kind Securities and Strips

A Fund may invest in payment-in-kind securities and strips of any rating or maturity. Payment-in-kind securities allow the issuer, at its option, to make current interest payments on the bonds either in cash or in bonds. Both zero-coupon securities and payment-in-kind securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments to satisfy distribution requirements. A Fund may also invest in strips, which are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero-coupon securities. Like zero-coupon securities and payment-in-kind securities, strips are generally more sensitive to interest rate fluctuations than interest paying securities of comparable term and quality.

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Repurchase Agreements

A Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. government security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during a Fund’s holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. No Fund may enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See “Illiquid Investments and Restricted Securities” above.

A Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by a Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, a Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by a Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to repurchase the security. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

Reverse Repurchase Agreements

A Fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities a Fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities. During that time, a Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of a Fund’s limitation on borrowing.

Short Sales

A Fund may engage in short sale transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed stock, a Fund will: (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short; or (2) otherwise cover a Fund’s short position.

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Swap Agreements

A Fund may enter into swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. A Fund also will establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s illiquid investment limitations. A Fund will not enter into any swap agreement unless Rafferty believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

A Fund may enter into a swap agreement with respect to an equity market index in circumstances where Rafferty believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

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Unrated Debt Securities

A Fund may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

U.S. Government Sponsored Enterprises (“GSE”)

GSE securities are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Some obligations issued by GSEs and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. Those securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. government currently provides financial support to such GSEs or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

Certain U.S. government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. Others, such as securities issued by the Fannie Mae© and Freddie Mac©, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to GSEs or instrumentalities if it is not legally obligated to do so. A fund will invest in securities of such instrumentalities only when Rafferty is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

U.S. and Indian Government Securities

A Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. A Fund also may invest in securities issued or guaranteed by the central and state governments in India (the “Indian Government”) and debt obligations of domestic Indian government agencies and statutory bodies, which may or may not be guaranteed by the Indian Government.

Holders of Indian Government securities not backed by the full faith and credit of the Indian government must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the Indian government in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that Indian government would provide support if it were not obligated to do so by law. Neither the Indian government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

U.S. government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

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U.S. government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Federal National Mortgage Association (“Fannie Mae©”), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association (“Ginnie Mae®”), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks the Federal Home Loan Mortgage Corporation (“Freddie Mac©”), the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association (“Sallie Mae©”).

In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae© and Freddie Mac® had been placed in conservatorship. Since that time, Fannie Mae© and Freddie Mac® have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases of their mortgage backed securities (“MBS”). The FHFA and the U.S. Treasury (through its agreement to purchase Fannie Mae© and Freddie Mac® preferred stock) have imposed strict limits on the size of their mortgage portfolios. While the MBS purchase programs ended in 2010, the U.S. Treasury continues its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. While the U.S. Treasury is committed to offset negative equity at Fannie Mae© and Freddie Mac® through its preferred stock purchases through 2012, no assurance can be given that any Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure that Fannie Mae© and Freddie Mac® will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue beyond that date.

In addition, the problems faced by Fannie Mae© and Freddie Mac®, resulting in their being placed into federal conservatorship and receiving significant U.S. Government support, have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. The Obama Administration produced a report to Congress on February 11, 2011, outlining a proposal to wind down Fannie Mae© and Freddie Mac® by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio. Serious discussions among policymakers continue, however, as to whether Fannie Mae© and Freddie Mac® should be nationalized, privatized, restructured, or eliminated altogether. Fannie Mae© and Freddie Mac® also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of Fannie Mae© and Freddie Mac® is in question as the U.S. Government considers multiple options.

Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of a Fund’s portfolio investments in these securities.

When-Issued Securities

A Fund may enter into firm commitment agreements for the purchase of securities on a specified future date. A Fund may purchase, for example, new issues of fixed-income instruments on a when-issued basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of transaction. A Fund will not purchase securities on a when-issued basis if, as a result, more than 15% of its net assets would be so invested. If a Fund enters into a firm commitment agreement, liability for the purchase price and the rights and risks of ownership of the security accrue to a Fund at the time it becomes obligated to purchase such security, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of such an agreement would be to obligate a Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time a Fund is obligated to purchase such a security, it will be required to segregate assets with an approved custodian in an amount sufficient to settle the transaction.

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Other Investment Risks and Practices

Borrowing. A Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Fund’s NAV and on a Fund’s investments. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

A Fund may borrow money to facilitate management of a Fund’s portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

Lending Portfolio Securities.

Each Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities, shares of registered and unregistered money market funds and cash as collateral with a Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. The value of this collateral could decline, causing the Fund to experience a loss. While a Fund’s portfolio securities are on loan, a Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. A Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on a four-business days notice or by the borrower on a one-day notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. A Fund could lose money from securities lending if, for example, it is delayed or prevented from selling the collateral after a loan is made, in recovering the securities loaned or if the Fund incurs losses on the reinvestment of cash collateral. Each Fund currently has no intention of lending its portfolio securities.

Portfolio Turnover. The Trust anticipates that each Fund’s annual portfolio turnover will vary. A Fund’s portfolio turnover rate is calculated by the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of a Fund’s investments may have a remaining maturity of less than one year; in that case, the portfolio turnover rate for that period would be equal to zero. However, each Fund’s portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund’s shareholders resulting from its distributions of increased net capital gains, if any, recognized as a result of the sales. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

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Risk of Tracking Error

Several factors may affect a Fund’s ability to track the performance of its applicable index. Among these factors are: (1) Fund expenses, including brokerage expenses and commissions (which may be increased by high portfolio turnover); (2) less than all of the securities in the target index being held by a Fund and securities not included in the target index being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the cash market comprising an index; (4) bid-ask spreads; (5) a Fund holding instruments that are illiquid or the market for which becomes disrupted; and (6) the need to conform a Fund’s portfolio holdings to comply with that Fund’s investment restrictions or policies, or regulatory or tax law requirements.

While index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviation, such as on a daily basis, does occur with these instruments. As a result, a Fund’s short-term performance will reflect such deviation from its target index.

INVESTMENT RESTRICTIONS

The Trust, on behalf of each Fund, has adopted the following investment policies which are fundamental policies that may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act. As defined by the 1940 Act, a “vote of a majority of the outstanding voting securities of the Fund” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Each Fund’s investment objective is a non-fundamental policy of the Fund. Non-fundamental policies may be changed by the Board without shareholder approval.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

Each Fund may not:

1.	Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.	Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3.	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	Except for any Fund that is “concentrated” in an industry or group of industries within the meaning of the 1940 Act, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

5.	Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

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6.	Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts and other financial instruments.

7.	Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or other investment company securities.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, Rafferty is responsible for decisions to buy and sell securities for each Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that a Fund may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer’s “spread,” the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

In effecting portfolio transactions for a Fund, Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available. With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to a Fund or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. Each Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and Rafferty from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty may use research and services provided to it by brokers in servicing all Funds; however, not all such services may be used by Rafferty in connection with a Fund. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty, this information and these services are of indeterminable value and would not reduce Rafferty’s investment advisory fee to be paid by a Fund.

Purchases and sales of U.S. government securities normally are transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

No brokerage commissions are provided for the Funds because they had not commenced operations prior to the date of this SAI.

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PORTFOLIO HOLDINGS INFORMATION

Disclosure of a Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. In addition, each Fund’s portfolio holdings will be made available on the Funds’ website at www.direxionshares.com each day the Funds are open for business.

The portfolio composition file (“PCF”) and the IOPV, which contain portfolio holdings information, is made available daily, including to the Funds’ service providers to facilitate the provision of services to the Funds and to certain other entities as necessary for transactions in Creation Units. Such entities may be limited to National Securities Clearing Corporation (“NSCC”) members, subscribers to various fee-based services, investors that have entered into an authorized participant agreement with the Distributor and the transfer agent or purchase Creation Units through a dealer that has entered into such an agreement (“Authorized Participants”), and other institutional market participants that provide information services. Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or through other fee-based services to NSCC members and/or subscribers to the fee-based services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market.

Daily access to the PCF file and IOPV is permitted to: (i) certain personnel of service providers that are involved in portfolio management and providing administrative, operational, or other support to portfolio management; (ii) Authorized Participants through NSCC, and (iii) other personnel of the Adviser and the Funds’ distributor, administrator, custodian and fund accountant who are involved in functions which may require such information to conduct business in the ordinary course.

From time to time, rating and ranking organizations such as Standard & Poor’s® and Morningstar®, Inc. may request complete portfolio holdings information in connection with rating a Fund. To prevent such parties from potentially misusing the complete portfolio holdings information, a Fund will generally only disclose such information no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.

In addition, the Funds’ President may grant exceptions to permit additional disclosure of the complete portfolio holdings information at differing times and with differing lag times to rating agencies and to the parties noted above, provided that (1) a Fund has a legitimate business purpose for doing so; (2) it is in the best interests of shareholders; (3) the recipient is subject to a confidentiality agreement; and (4) the recipient is subject to a duty not to trade on the nonpublic information. The Chief Compliance Officer shall report any disclosures made pursuant to this exception to the Board.

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MANAGEMENT OF THE TRUST

The Board of Trustees

The Trust is governed by its Board of Trustees. The Board is responsible for and oversees the overall management and operations of the Trust and the Funds, which includes the general oversight and review of the Funds’ investment activities, in accordance with federal law and the law of the State of Delaware, as well as the stated policies of the Funds. The Board oversees the Trust’s officers and service providers, including Rafferty, which is responsible for the management of the day-to-day operations of the Funds based on policies and agreements reviewed and approved by the Board. In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers, including personnel from Rafferty, BNYM and Alaric Compliance Services, LLC (“Alaric”), and the Trust’s Chief Compliance Officer (“CCO”). The Board also is assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel and other professionals as appropriate.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and the Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds. Rafferty, as part of its responsibilities for the day-to-day operations of the Funds, is responsible for day-to-day risk management for the Funds. The Board, in the exercise of its reasonable business judgment performs its risk management oversight directly and, as to certain matters, through its committees (described below) and through the Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.

The Board has adopted, and periodically reviews, policies and procedures designed to address risks to the Trust and the Funds. In addition, under the general oversight of the Board, Rafferty and other service providers to the Funds have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Funds. Different processes, procedures and controls are employed with respect to different types of risks.

The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons. The CCO and senior officers of Rafferty, BNYM and Alaric regularly report to the Board on a range of matters, including those relating to risk management. The Board also regularly receives reports from Rafferty and BNYM with respect to the Funds’ investments. In addition to regular reports from these parties, the Board also receives reports regarding other service providers to the Trust, either directly or through Rafferty, BNYM, Alaric or the CCO, on a periodic or regular basis. At least annually, the Board receives a report from the CCO regarding the effectiveness of the Funds’ compliance program. Also, on an annual basis, the Board receives reports, presentations and other information from Rafferty in connection with the Board’s consideration of the renewal of each of the Trust’s agreements with Rafferty and the Trust’s distribution plan under Rule 12b-1 under the 1940 Act.

The CCO reports regularly to the Board on Fund valuation matters. The Audit Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Funds’ compliance program.

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Board Structure and Related Matters

Board members who are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”) constitute three-quarters of the Board. The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter approved by the Board that delineates the specific responsibilities of that committee. The Board has established three standing committees: the Audit Committee, the Nominating Committee and the Qualified Legal Compliance Committee. For example, the Audit Committee is responsible for specific matters related to oversight of the Funds’ independent auditors, subject to approval of the Audit Committee’s recommendations by the Board. The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Chairman of the Board is not an Independent Trustee and the Board has chosen not to have a lead Independent Trustee. However, the Board believes that its leadership structure, including its Independent Trustees and Board committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Funds, the number of Funds overseen by the Board, the arrangements for the conduct of the Funds’ operations, the number of Trustees, and the Board’s responsibilities. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Funds in the complex.

The Trust is part of the Direxion Family of Investment Companies, which is comprised of the 134 portfolios within the Trust, 28 portfolios within the Direxion Funds and 1 portfolio within Direxion Insurance Trust. The Independent Trustees constitute three-quarters of the board of trustees of Trust.

The Board holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. During a portion of each in-person meeting, the Independent Trustees meet outside of management’s presence. The Independent Trustees may hold special meetings, as needed, either in person or by telephone.

The Trustees of the Trust are identified in the tables below, which provide information regarding their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust as of December 31, 2011. Each of the non-interested Trustees of the Trust also serve on the Board of the Direxion Funds and Direxion Insurance Trust, the other registered investment companies in the Direxion mutual fund complex. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(1) Age: 43	President	One Year; Since 2008	Managing Director of Rafferty, 1999-present.	134	None.

	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008

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Non-Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel J. Byrne Age: 67	Trustee	Lifetime of Trust until removal or resignation; Since 2008	President and Chief Executive Officer of Byrne Securities Florida Inc. (formerly, Byrne Securities Inc.), 1992-present.	163	None.

Gerald E. Shanley III Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	163	None.

John Weisser Age: 70	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	156	Director, Eclipse Funds (2 Funds), Eclipse Funds, Inc. (1 Fund); Director, The MainStay Funds Trust (28 Funds), The MainStay Funds (14 Funds), MainStay VP Fund Series (28 Funds).

(1)	Mr. O’Neill is affiliated with Rafferty. Mr. O’Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.
(2)

The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 28 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 55 of the 134 funds currently registered with the SEC.

In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

Daniel J. Byrne: Mr. Byrne has extensive financial services and business experience as an executive at a securities broker-dealer firm, a partner in a hedge fund, and president and chief executive officer of a private corporation. He has served as a director of a civic organization. He also has multiple years of service as a Trustee.

Daniel D. O’Neill: Mr. O’Neill has extensive experience in the investment management business, including as managing director of Rafferty.

Gerald E. Shanley III: Mr. Shanley has audit experience and spent ten years in the tax practice of an international public accounting firm. He is a certified public accountant and has a JD degree. He has extensive business experience as the president of a closely held manufacturing company, a director of several closely held companies, a business and tax consultant and a trustee of a private investment trust. He has served on the boards of several charitable and not for profit organizations. He also has multiple years of service as a Trustee.

John Weisser: Mr. Weisser has extensive experience in the investment management business, including as managing director of an investment bank and a director of other registered investment companies. He also has multiple years of service as a Trustee.

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Board Committees

The Trust has an Audit Committee, consisting of Messrs. Weisser, Byrne and Shanley. The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; and addressing any other matters regarding audits.

The Trust also has a Nominating Committee, consisting of Messrs. Weisser, Byrne and Shanley, each of whom is a disinterested member of the Board. The primary responsibilities of the nominating committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating Committee also evaluates and nominates Board member candidates. The Nominating Committee will consider nominees recommended by shareholders. Such recommendations should be in writing and addressed to a Fund with attention to the Nominating Committee Chair. The recommendations must include the following Preliminary Information regarding the nominee: (1) name; (2) date of birth; (3) education; (4) business professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance.

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Weisser, Byrne and Shanley. The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report (“Report”) made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee or agent of the Trust.

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004. As of the date of this SAI, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill Age: 43	President	One Year; Since 2008	Managing Director of Rafferty, 1999-present.	134	N/A

	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008

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Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Patrick J. Rudnick Age: 38	Principal Financial Officer and Treasurer	One Year; Since 2010	Vice President, U.S. Bancorp Fund Services, LLC (“USBFS”), since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

Bernard “Bob” Frize Age: 43	Chief Compliance Officer	One Year; Since 2008	Director, Alaric Compliance Services, LLC September 2007 to present; Business Consultant, BusinessEdge Solutions January 2007 – June 2007; Associate Vice President, Pershing Adviser Solutions April 1996 – January 2007.	N/A	N/A

Angela Brickl Age: 35	Secretary	One Year; Since 2011	Vice President, Rafferty Asset Management, LLC, since October 2010; Summer Associate at Skadden, Arps, Slate, Meagher & Flom, LLP, May – Aug 2009; Summer Associate at Foley & Lardner, LLP May - August 2008; Vice President USBFS November 2003 – August 2007.	N/A	N/A

(1)	Each officer of the Trust holds office until his or her successor is elected and qualified or until his or her earlier death, inability to serve, removal or resignation.
(2)

The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 28 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 55 of the 134 funds currently registered with the SEC.

As of the calendar year ended December 31, 2011, no Trustee owns Shares of any Fund. The following table shows the amount of equity securities owned in the Direxion Family of Investment Companies by the Trustees as of the calendar year ended December 31, 2011:

Dollar Range of Equity Securities Owned:	Interested Trustee:	Non-Interested Trustees:
	Daniel D. O’Neill	Daniel J. Byrne	Gerald E. Shanley III	John Weisser
Aggregate Dollar Range of Equity Securities in the Direxion Family of Investment Companies(1)	Over $100,000	$0	$0	$0

(1)

The “Direxion Family of Investment Companies” consists of: (1) the Direxion Shares ETF Trust, which currently offers for sale to the public 55 of the 134 funds currently registered with the SEC; (2) Direxion Funds, which currently offers for sale to the public28 funds; and (3) the Direxion Insurance Trust, which currently offers for sale to the public 1 fund.

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The Trust’s Trust Instrument provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

No officer, director or employee of Rafferty receives any compensation from the Funds for acting as a Trustee or officer of the Trust. The following table shows the estimated compensation to be earned by each Trustee for the Trust’s fiscal year ending October 31, 2011:

Name of Person, Position	Aggregate Compensation From the Funds(1)	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Family of Investment Companies Paid to the Trustees(2)
Interested Trustees
Daniel D. O’Neill	$0	$0	$0	$0
Disinterested Trustees
Daniel J. Byrne	$75,000	$0	$0	$95,000
Gerald E. Shanley III	$75,000	$0	$0	$95,000
John Weisser	$75,000	$0	$0	$95,000

(1)	Costs associated with Trustee compensation are allocated across the operational Funds based on the net assets of each Fund in the Trust.
(2)	For the fiscal year ended October 31, 2011 trustees’ fees and expenses in the amount of $225,000 were incurred by the Trust.

The Board of Directors of each Subsidiary is responsible for the overall management and operation of the Subsidiary. The Board of Directors of each Subsidiary includes certain Trustees of the Trust.

Principal Shareholders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.

Because the Funds had not commenced operations prior to the date of this SAI, the Funds did not have control persons or principal shareholders and the Trustees and officers did not own shares of the Funds.

Investment Adviser

Rafferty Asset Management, LLC, 33 Whitehall Street, 10th Floor, New York, New York 10004, provides investment advice to the Funds. Rafferty was organized as a New York limited liability corporation in June 1997. Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.

Under an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of each Fund, and Rafferty dated August 13, 2008, Rafferty provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with or interested persons of Rafferty. The Trust bears all other expenses that are not assumed by Rafferty as described in the Prospectus. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

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Pursuant to the Advisory Agreement, each Fund pays Rafferty 0.30% at an annual rate based on its average daily net assets.

Each Fund is responsible for its own operating expenses. Rafferty has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) through April 1, 2013, to the extent that they exceed 0.95% of the daily net assets of each Fund. This agreement may be terminated at any time at the discretion of the Board upon notice to the Adviser and without the approval of Fund shareholders. The agreement may be terminated by the Adviser only with the consent of the Board.

The Advisory Agreement was initially approved by the Trustees (including all non-interested Trustees) and Rafferty, as sole shareholder of each Fund in compliance with the 1940 Act. The Advisory Agreement with respect to each Fund will continue in force for an initial period of two years after the date of its approval. Thereafter, the Advisory Agreement will be renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or Rafferty.

Each Subsidiary has entered into a separate agreement with Rafferty whereby Rafferty provides separate investment advisory services to each Subsidiary. Rafferty does not receive separate compensation for the services it provides to each Subsidiary. The management fee paid by each Fund to Rafferty is based on Fund assets, including assets invested in its related Subsidiary. Each Subsidiary has also entered into separate agreements that provide for the provision of other services to it, including administrative, custody, transfer agency and other services. Rafferty pays the costs related to the provision of these services.

No advisory fees are provided for the Funds because they had not commenced operations prior to the date of this SAI.

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust and Rafferty have adopted Codes of Ethics. These codes permit portfolio managers and other access persons of a Fund to invest in securities that may be owned by a Fund, subject to certain restrictions.

Portfolio Managers

An investment team of Rafferty employees has the day-to-day responsibility for managing the Funds. The investment team generally decides the target allocation of each Fund’s investments and on a day-to-day basis, an individual portfolio manager executes transactions for the Funds consistent with the target allocation. The portfolio managers rotate among the Funds periodically so that no single portfolio manager is responsible for a specific Fund for extended periods of time. Paul Brigandi, each Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Funds.

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In addition to the Funds, each member of the investment team manages the following other accounts as of October 31, 2011:

Accounts	Total Number of Accounts	Total Assets	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	84	$8.56 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$27.8 million	0	$0

Rafferty manages other accounts with investment objectives similar to that of the Funds. In addition, two or more Funds may invest in the same securities but the nature of each investment (long or short) may be opposite and in different proportions. Rafferty ordinarily executes transactions for a Fund “market-on-close,” in which Funds purchasing or selling the same security receive the same closing price.

Rafferty has not identified any additional material conflicts between a Fund and other accounts managed by the investment team. However, the portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over and devote unequal time and attention to a Fund and other accounts. Another potential conflict could include the portfolio managers’ knowledge about size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. This could create potential conflicts of interest resulting in a Fund paying higher fees or one investment vehicle out performing another. The Adviser has established policies ad procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

The investment team’s compensation is paid by Rafferty. Their compensation primarily consists of a fixed base salary and a bonus. The investment team’s salary is reviewed annually and increases are determined by factors such as performance and seniority. Bonuses are determined by the individual performance of an employee including factors such as attention to detail, process, and efficiency, and are impacted by the overall performance of the firm. The investment team’s salary and bonus are not based on a Fund’s performance and as a result, no benchmarks are used. Along with all other employees of Rafferty, the investment team may participate in the firm’s 401(k) retirement plan where Rafferty may make matching contributions up to a defined percentage of their salary.

The members of the investment team do not own any shares of the Funds as of the date of this SAI.

Proxy Voting Policies and Procedures

The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by a Fund as part of their investment advisory services, subject to the supervision and oversight of the Board. The Proxy Voting Policies of Rafferty are attached as Appendix B. Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of a Fund and their shareholders, taking into account the value of a Fund’s investments.

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More Information. The actual voting records relating to portfolio securities for future 12-month periods ending June 30 will be available without charge, upon request by calling toll-free, 1-866-476-7523 or by accessing the SEC’s website at www.sec.gov.

Fund Administrator, Index Receipt Agent, Fund Accounting Agent, Transfer Agent and Custodian

The Bank of New York Mellon, One Wall Street, New York, New York 10286, serves as the Funds’ transfer agent, administrator, custodian and index receipt agent. Rafferty also performs certain administrative services for the Funds.

Pursuant to a Fund Administration and Accounting Agreement between the Trust and BNYM, BNYM provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. As compensation for the administration and management services, the Trust pays BNYM a fee based on the Trust’s total average daily net assets of 0.04% on net assets, with a minimum annual complex fee of approximately $200,000. For the accounting services, the Trust pays BNYM a fee based on the Trust’s total average daily net assets of 0.03% and a minimum annual complex fee of approximately $160,000. BNYM also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

Multiconsult Limited, 5, President John Kennedy Street, Port Louis, Mauritius, serves as Administrator to each of the Subsidiaries in Mauritius pursuant to an Administration Agreement. Under the terms of this Administration Agreement, Multiconsult Limited provides administrative, secretarial and registrar services. These services include, inter alia, acting as Company Secretary and agent for service of process, maintenance of books and records, managing company correspondence, attending to regulatory filings in Mauritius and maintenance of the statutory registers of the Subsidiaries. Pursuant to the Administrative Agreement, each Subsidiary pays a fee to Multiconsult Limited for services to each Subsidiary, for certain shareholder services and for making available the office space, equipment, personnel and facilities necessary to provide such services.

Multiconsult Limited is incorporated in Mauritius and is licensed by the FSC to, inter alia, provide company management services to global business companies.

Pursuant to a Custodian Agreement, BNYM serves as the custodian of a Fund’s assets. The custodian holds and administers the assets in a Fund’s portfolios. Pursuant to the Custody Agreement, the custodian receives an annual fee based on the Trust’s total average daily net assets of 0.0075% and certain settlement charges. The custodian also is entitled to certain out-of-pocket expenses.

No administrative and management services fees or custodian fees are shown for the Funds because they had not commenced operations prior to the date of this SAI.

Distributor

Foreside Fund Services, LLC, located at 3 Canal Plaza, Suite 100, Portland, Maine 04101, serves as the distributor (“Distributor”) in connection with the continuous offering of each Fund’s shares. The Distributor is a broker-dealer registered with the SEC under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. The Trust offers Shares of the Funds for sale through the Distributor in Creation Units, as described below. The Distributor will not sell or redeem Shares in quantities less than Creation Units. The Distributor will deliver a Prospectus to persons purchasing Creation Units and will maintain records of Creation Unit orders placed and confirmations furnished by it. Pursuant to a written agreement, the Adviser pays the Distributor for distribution-related services.

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Distribution and Service Plan

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Rule 12b-1 Distribution and Service Plan (“Rule 12b-1 Plan”) pursuant to which each Fund may pay certain expenses incurred in the distribution of its shares and the servicing and maintenance of existing shareholder accounts. The Distributor, as the Funds’ principal underwriter, and Rafferty may have a direct or indirect financial interest in the Plan or any related agreement. Pursuant to the Rule 12b-1 Plan, each Fund may pay a fee of up to 0.25% of the Fund’s average daily net assets. No Rule 12b-1 fee is currently being charged to any of the Funds.

The Plan was approved by the Board, including a majority of the non-interested Trustees of the Funds. In approving each Plan, the Trustees determined that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plans and the purpose for which such expenditures were made.

The Plan permits payments to be made by each Fund to the Distributor or other third parties for expenditures incurred in connection with the distribution of Fund shares to investors and the provision of certain shareholder services. The distributor or other third parties are authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of each Fund. In addition, the Plan authorizes payments by each Fund to the Distributor or other third parties for the cost related to selling or servicing efforts, preparing, printing and distributing Fund prospectuses, statements of additional information, and shareholder reports to investors.

Independent Registered Public Accounting Firm

Ernst & Young LLP (“E&Y”), 5 Times Square New York, New York, 10036 is the independent registered public accounting firm for the Trust.

Legal Counsel

The Trust has selected K&L Gates LLP, 1601 K Street, N.W., Washington, DC 20006, as its legal counsel.

DETERMINATION OF NET ASSET VALUE

A Fund’s share price is known as its NAV. Each Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time, each day the NYSE is open for business (“Business Day.”) The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The NYSE may close early on the business day before each of these holidays and on the day after Thanksgiving Day. NYSE holiday schedules are subject to change without notice.

On days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, the IndiaShares Fixed Income Shares does not calculate its NAV, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, the IndiaShares Fixed Income Shares calculates its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern Time, rather than the close of regular trading on the NYSE.

If the exchange or market on which the other Funds’ investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated. The value of a Fund’s assets that trade in markets outside the United States or in currencies other than the U.S. dollar may fluctuate when foreign markets are open but the Funds are not open for business.

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A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ Global Market® (“NASDAQ®”) for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ® each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern time, unless that price is outside the range of the “inside” bid and asked prices’ in that case, NASDAQ® will adjust the price to equal the inside bid or asked price, whichever is closer. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.

When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value by procedures as adopted by the Board. Since the Funds intend to invest primarily in Indian securities, the Funds’ investments may require a fair value determination more often than domestic securities as circumstances may arise between the close of the market on which the securities trade and the time as of which the Funds calculates their NAVs, which may necessitate fair valuation. In determining fair value prices of Indian equity securities, the Funds may consider the performance of securities on their primary exchange, foreign currency appreciation/depreciation, securities market movements in the United States or other relevant information as related to the securities.

For purposes of determining NAV per share of a Fund, options and futures contracts are valued at the last sales prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the last sale price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the last sale price for a like option acquired on the day on which the option is being valued. A last sale price may not be used for the foregoing purposes if the market makes a limited move with respect to a particular instrument.

For valuation purposes, quotations of foreign securities or other assets denominated in foreign currencies are translated to U.S. dollar equivalents using the net foreign exchange rate in effect at the close of the stock exchange in the country where the security is issued. Short-term debt instruments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. If the Board determines that the amortized cost method does not represent the fair value of the short-term debt instrument, the investment will be valued at fair value as determined by procedures as adopted by the Board. U.S. government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service (“Pricing Service”).

OTC securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-distribution date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of a Fund are valued at fair value.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on April 23, 2008, and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. The Board may designate additional series of beneficial interest and classify Shares of a particular series into one or more classes of that series.

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All Shares of the Trust are freely transferable. The Shares do not have preemptive rights or cumulative voting rights, and none of the Shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Shares have equal voting rights, except that, in a matter affecting a particular series or class of Shares, only Shares of that series of class may be entitled to vote on the matter. Trust shareholders are entitled to require the Trust to redeem Creation Units of their Shares. The Trust Instrument confers upon the Broad of Trustees the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares of the Trust to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the applicable Fund.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of Funds’ shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

The Trust Instrument disclaims liability of the shareholders of the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification from the Trust’s property for all loss and expense of any Fund shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Book Entry Only System

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, Inc., the AMEX and the Financial Industry Regulatory Authority. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

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Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants an the Indirect Participants and Beneficial owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange. The Trust will not make the DTC book-entry Dividend Reinvestment Service available for use by Beneficial Owners for reinvestment of their cash proceeds but certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.

PURCHASES AND REDEMPTIONS

The Trust issues and redeems Shares of each Fund only in aggregations of Creation Units. The number of Shares of a Fund that constitute a Creation Unit for each Fund and the value of such Creation Unit will be 50,000 and $3,000,000, respectively.

See “Purchase and Issuance of Shares in Creation Units” and “Redemption of Creation Units” below. The Board reserves the right to declare a split or a consolidation in the number of Shares outstanding of any Fund, and may make a corresponding change in the number of Shares constituting a Creation Unit, in the event that the per Shares price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board for any other reason.

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Purchase and Issuance of Creation Units

The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day (as defined above), of an order in proper form.

Creation Units of Shares may be purchased only by or through an Authorized Participant. Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available an amount of cash sufficient to pay the Balancing Amount and the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Balancing Amount. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units of Shares may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor.

Creation Units also will be sold only for cash (“Cash Purchase Amount”) for the Funds. Creation Units are sold at their net asset value, plus a transaction fee, as described below. The Funds reserve the right, however, to permit or require Creation Units to be issued in-kind if permitted or required by law.

Purchases Through the Manual Clearing Process

Unless permitted or required by the Funds or by the law, the Funds expect all Creation Unit purchases of the Funds will be settled outside a clearing process for cash equal to the Creation Unit’s NAV (“Cash Purchase Amount”). Purchase orders effected are likely to require transmittal by the Authorized Participant earlier on the Transmittal Date than orders effected using the a clearing process. Those persons placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve System (for cash and U.S. government securities) by contacting the operations department of the broker or depository institution effectuating such transfer of the Cash Purchase Amount.

Rejection of Purchase Orders

The Trust reserves the absolute right to reject a purchase order transmitted to it by the Distributor in respect of any Fund if (a) the purchaser or group of purchasers, upon obtaining the shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (b) the Deposit Securities delivered are not as specified by Rafferty and Rafferty has not consented to acceptance of an in-kind deposit that varies from the designated Deposit Securities; (c) acceptance of the purchase transaction order would have certain adverse tax consequences to the Fund; (d) the acceptance of the purchase transaction order would, in the opinion of counsel, be unlawful; (e) the acceptance of the purchase transaction order would otherwise, in the discretion of the Trust or Rafferty, have an adverse effect on the Trust or the rights of beneficial owners; (f) the value of a Cash Purchase Amount, or the value of the Balancing Amount to accompany an in-kind deposit exceed a purchase authorization limit extended to an Authorized Participant by the custodian and the Authorized Participant has not deposited an amount in excess of such purchase authorization with the custodian by 4:00 p.m. Eastern Time on the Transmittal Date; or (g) in the event that circumstances outside the control of the Trust, the Distributor and Rafferty make it impractical to process purchase orders. The Trust shall notify a prospective purchaser of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of purchase transaction orders nor shall either of them incur any liability for the failure to give any such notification.

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Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor on any Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of Shares. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

Placement of Redemption Orders Outside a Clearing Process

Orders to redeem Creation Units of Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Authorized Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units of a Fund to be effected need not be an Authorized Participant, but such orders must state that the DTC Participant is not using a clearing process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC or the Federal Reserve System (for cash and U.S. government securities). A redemption order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent’s automated system, telephone, facsimile or other means permitted under the Authorized Participant Agreement, in order to receive that day’s NAV per Share. All other procedures set forth in the Authorized Participant Agreement must be followed in order for you to receive the NAV determined on that day. The order must be accompanied or preceded by the requisite number of Shares of Funds specified in such order, which delivery must be made through DTC or the Federal Reserve System to the Custodian by the third Business Day following such Transmittal Date (“DTC Cut-Off Time”); and (iii) all other procedures set forth in the Authorized Participant Agreement must be properly followed.

The redemption proceeds for a Creation Unit of a Fund will consist solely of cash in an amount equal to the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, less the redemption transaction fee described below (“Cash Redemption Amount”).

In certain instances, Authorized Participants may create and redeem Creation Unit aggregations of the same Fund on the same trade date. In this instance, the Trust reserves the right to settle these transactions on a net basis.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Regular Foreign Holidays

The Funds generally intend to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus three Business Days (i.e., days on which the national securities exchange is open). The Funds may effect deliveries of Creation Units and portfolio securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement periods. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the international funds, in certain circumstances. The holidays applicable to the

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international funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the funds. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future.

The dates in calendar year 2012 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

2012
Argentina	Australia	Austria	Belgium	Brazil	Chile
January 1	January 1	January 1	January 1	January 1	January 1
April 2	January 2	January 6	April 8	February 20	April 6
April 6	January 26	April 9	April 9	February 21	April 7
April 8	April 6	May 1	May 1	April 6	April 8
May 1	April 9	May 17	May 17	April 21	May 1
May 25	June 11	May 28	May 28	May 1	May 21
June 18	August 6	June 7	July 21	June 7	July 2
July 9	October 1	August 15	August 15	September 7	July 16
August 20	December 25	October 26	November 1	October 12	August 15
October 15	December 26	November 1	November 11	November 2	September 18
December 8		December 8	December 25	November 15	September 19
December 25		December 25		December 25	October 15
		December 26			November 1
November 2
December 8
December 25

China	Colombia	Czech Republic	Egypt	Finland	France
January 23	January 1	January 1	January 1	January 6	May 1
January 24	January 9	April 25	January 7	April 6	December 25
January 25	March 19	May 1	April 15	April 9	December 26
January 26	April 5	May 8	April 16	May 1
January 27	April 6	July 5	April 25	May 17
February 23	May 1	July 6	May 1	June 22
February 24	May 21	September 28	June 16	December 6
April 4	June 11	October 28	July 1	December 24
May 1	June 18	November 17	July 23	December 26
October 1	July 2	December 24	August 20	December 31
October 2	July 20	December 25	August 21
October 3	August 7	December 26	August 22
	August 20		October 6
	October 15		October 26
	November 5		October 27
	November 12		October 28
	December 8		October 29
	December 25		November 15
December 5

Germany	Greece	Hong Kong	Hungary	India	Indonesia
January 1	January 6	January 2	January 1	April 6	January 1
April 6	February 20	January 23	March 14	April 14	August 17
April 9	April 6	January 24	March 15	May 1	December 25
May 1	April 9	January 25	March 28	August 15
May 17	May 1	April 4	May 1	December 25
May 28	May 28	April 6	May 16
June 7	August 15	April 7	August 20
October 3	December 25	April 9	October 23
November 1	December 26	April 28	October 31
December 25		May 1	November 1
December 26		June 23	December 25
		July 2	December 26
October 1
October 2
October 23
December 25
December 26

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Ireland	Israel	Italy	Japan	Malaysia	Mexico
January 1	March 8	January 1	January 2	January 1	January 1
March 17	April 6	January 6	January 3	January 2	February 6
April 6	April 7	April 1	January 9	January 23	March 19
April 9	April 8	April 6	February 11	January 24	April 5
May 7	April 13	April 8	March 20	February 1	April 6
June 4	April 25	April 9	April 30	February 5	May 1
August 1	April 26		May 3	February 6	May 5
October 29	May 26	May 1	May 4	February 7	September 16
December 25	May 27	July 15	May 5	May 1	November 2
December 26	May 28	November 1	July 16	May 5	November 19
	July 29	December 8	September 17	June 2	December 1
	September 16	December 24	September 22	August 19	December 12
	September 17	December 25	October 8	August 20	December 25
	September 18	December 26	November 3	August 21
	September 25	December 31	November 23	August 31
	September 26		December 24	September 16
	September 30		December 31	September 17
	October 1			October 26
	October 2			November 13
	October 8			November 15
	October 9			December 25
December 8

The Netherlands	New Zealand	Peru	The Philippines	Portugal	Russia
January 1	January 2	January 1	January 1	April 6	January 1
April 6	January 3	April 5	April 5	April 9	January 2
April 9	January 23	April 6	April 6	May 1	January 3
April 30	January 30	May 1	April 9	December 25	January 4
May 17	February 6	June 29	May 1	December 26	January 5
May 28	April 6	July 28	June 12		January 6
December 25	April 9	July 29	August 26		January 7
December 26	April 25	August 30	November 1		January 9
	June 4	October 8	November 30		February 23
	October 22	November 1	December 25		March 8
	December 25	December 8	December 30		March 9
	December 26	December 25	December 31		April 30
May 1
May 9
June 9
June 11
June 12
November 5
December 29
December 31

Singapore	South Africa	South Korea	Spain	Sweden	Switzerland
January 1	January 1	January 1	January 1	January 1	January 2
January 2	January 2	January 23	January 6	January 6	April 6
January 23	March 21	January 24	March 19	April 6	April 9
January 24	April 6	March 1	April 6	April 9	May 17
April 6	April 9	April 11	April 9	May 1	May 28
May 1	April 27	May 1	May 1	May 17	August 1
May 5	May 1	May 5	August 15	June 6	December 25
August 9	June 16	May 28	October 12	June 22	December 26
August 19	August 9	June 6	November 1	December 24
August 20	September 24	August 15	December 6	December 25
October 26	December 17	September 30	December 8	December 26
November 13	December 25	October 1	December 25	December 31
December 25	December 26	October 3	December 26
December 19
December 25

50

Taiwan	Thailand	Turkey	United Kingdom
January 1	January 2	January 1	January 2
January 22	March 7	May 19	April 6
January 23	April 6	August 30	April 9
January 24	April 13	October 29	May 7
January 25	April 16		June 4
January 26	May 1		June 5
January 27	May 7		August 27
February 4	June 4		December 25
February 27	August 2		December 26
February 28	August 13
March 3	October 23
April 4	December 5
May 1	December 10
June 23	December 31
September 30
October 10
December 22
December 31

Redemption

The longest redemption cycle for the international funds is a function of the longest redemption cycles among the countries whose stocks comprise the international funds. In the calendar year 2011*, the dates of the regular holidays affecting the following securities markets present the worst-case redemption cycle for the international funds is as follows:

2012*
Country	Redemption Request Date	Redemption Settlement Date	Settlement Period
China	Jan. 18, 2012 Jan. 19, 2012 Jan. 20, 2012 Feb. 20, 2012 Feb. 21, 2012 Sept. 24, 2012 Sept. 25, 2012	Jan. 30, 2012 Jan. 30, 2012 Jan. 30, 2012 Feb. 27, 2012 Feb. 27, 2012 Oct. 4, 2012 Oct. 5, 2012	12 11 10 7 6 10 10

Egypt	Aug. 15, 2012 Aug. 16, 2012 Aug. 17, 2012	Aug. 23, 2012 Aug. 23, 2012 Aug. 23, 2012	8 7 6

Hong Kong	Jan. 18, 2012 Jan. 19, 2012 Jan. 20, 2012	Jan. 26, 2012 Jan. 26, 2012 Jan. 26, 2012	8 7 6

Israel	Sept. 12, 2012 Sept. 13, 2012 Sept. 14, 2012 Sept. 20, 2012 Sept. 21, 2012	Sept. 19, 2012 Sept. 19, 2012 Sept. 19, 2012 Sept. 27, 2012 Sept. 27, 2012	7 6 5 7 6

Japan	Dec. 28, 2011 Dec. 29, 2011 Dec. 30, 2011 April 27, 2012 May 1, 2012 May 2, 2012	Jan. 4, 2012 Jan. 4, 2012 Jan. 4. 2012 May 7, 2012 May 7, 2012 May 7, 2012	7 6 5 10 6 5

Malaysia	Jan. 31, 2012 Feb. 2, 2012 Feb. 3, 2012	Feb. 8, 2012 Feb. 8, 2012 Feb. 8, 2012	8 6 5

Russia	Dec. 28, 2011 Dec. 29, 2011 Dec. 30, 2011 Mar. 5, 2012 Mar. 6, 2012 Mar. 7, 2012 June 6, 2012 June 7, 2012 June 8, 2012	Jan. 10, 2012 Jan. 10, 2012 Jan. 10, 2012 Mar. 12, 2012 Mar. 12, 2012 Mar. 12, 2012 June 13, 2012 June 13, 2012 June 13, 2012	13 12 11 7 6 5 7 6 5

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South Korea	Jan. 18, 2012 Jan. 19, 2012 Jan. 20, 2012	Jan. 25, 2012 Jan. 25, 2012 Jan. 25, 2012	7 6 5

Taiwan	Jan. 18, 2012 Jan. 19, 2012 Jan. 20, 2012	Jan. 30, 2012 Jan. 30, 2012 Jan. 30, 2012	12 11 10

*	Settlement dates in the table above have been confirmed as of 11/1/2011. Holidays are subject to change without further notice.

Transaction Fees

Transaction fees are imposed as set forth in the table in the Prospectus. Transaction Fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units of Shares. There is a fixed and a variable component to the total Transaction Fee. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee based upon the value of each Creation Unit also is applicable to each redemption transaction.

Purchasers of Creation Units of Funds for cash are required to pay an additional charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolios securities. In addition, Rafferty may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the Securities Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under Securities Act Rule 153 a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Fund’s prospectus is available at the national securities exchange on which the Shares of such Fund trade upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions.

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DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and other Distributions

As stated in the Prospectus, each Fund pays out dividends to its shareholders from its net investment income at least annually. A Fund also distributes its net short-term capital gain, if any, annually but may make more frequent distributions thereof if necessary to avoid income or excise taxes. Each Fund may realize net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) and thus anticipates annual distributions thereof. The Trustees may revise this dividend policy, or postpone the payment of dividends, if a Fund has or anticipates any large unexpected expense, loss or fluctuation in net assets that, in the Trustees’ opinion, might have a significant adverse effect on its shareholders.

Investors should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution (with the tax consequences described in the Prospectus).

Taxes

Regulated Investment Company Status. Each Fund is treated as a separate corporation for federal tax purposes and intends to qualify as a RIC. If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, it will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss (“short-term capital gain”), and net gains and losses from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) and net capital gain it distributes to its shareholders for that year.

To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies, and (b) net income from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) securities (other than U.S. government securities or the securities of other RICs) of any one issuer, (ii) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (iii) securities of one or more QPTPs (collectively, “Diversification Requirements”). The Internal Revenue Service (“IRS”) has ruled that income from a derivative contract on a commodity index generally is not qualifying income for purposes of the Income Requirement.

Although each Fund intends to satisfy all the foregoing requirements, there is no assurance that a Fund will be able to do so. The investment by a Fund primarily in options and futures positions entails some risk that it might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation the Funds use, pursuant to which each of them would expect to be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the IRS, which might apply a different method resulting in disqualification of one or more of the Funds.

If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) its taxable income, including net capital gain, would be taxed at corporate income tax rates (up to 35%), (2) it would not receive a deduction for the distributions it makes to its shareholders, and (3) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income, except for the part of those dividends that is

53

“qualified dividend income” (described in the Prospectus) (“QDI”) if certain holding period and other requirements are met) to the extent of the Fund’s earnings and profits; those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances. In addition, the Fund would be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

Excise Tax. Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Income from Foreign Securities. Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest, or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders.

Each Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals’ QDI.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain — which the Fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax — even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the PFIC’s stock over a Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund’s adjusted basis in each PFIC’s stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Issues Related to India and Mauritius Taxes

This discussion does not address the effect on investors, including residents of India, citizens of India whether resident or non-resident in India or other countries including the U.S., of holding shares of a Fund. Investors should consult their own tax advisors as to these issues based upon their own personal situations.

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Indian tax matters discussed herein are based on the provisions of the Indian Income Tax Act, 1961 (“ITA”), the provisions of the Double Tax Avoidance Agreement between Mauritius and India (“the DTAA”) and other laws currently in force. All such laws and the DTAA are subject to prospective and retrospective legislative amendment, administrative rulings and judicial review.

Each Fund invests in India through its Subsidiary and expects to obtain benefits under the DTAA. For U.S. federal income tax purposes, each Subsidiary has elected to be treated as an entity disregarded from its owner; thus, for U.S. federal tax purposes any income or loss realized by a Subsidiary will be treated as realized by its respective Fund. Therefore, any investment made by a Fund into a Subsidiary and any distributions received by a Fund from a Subsidiary are disregarded for U.S. federal tax purposes. Furthermore, there is no tax on a Fund’s investment in a Subsidiary or on distributions made from a Subsidiary to a Fund.

No investor will be subject to taxation in India unless such investor is a resident of India or being a non-resident, has an Indian source income or income received (whether accrued or otherwise) in India. The taxation of each Subsidiary and the Funds in India is governed by the provisions of the ITA, read with the provisions of the DTAA. As per Section 90(2) of the ITA, the provisions of the ITA would apply to the extent they are more beneficial than the provisions of the DTAA. In order to claim the beneficial provisions of the DTAA, a Subsidiary must be tax resident of Mauritius. Because each Subsidiary is a tax resident of Mauritius, only the Subsidiaries would be subject to Indian taxes.

The Central Board of Direct Taxes in India in its Circular 789, issued on April 13, 2000, concluded that a valid tax residence certificate issued by the Mauritius Revenue Authorities demonstrated Mauritian residency for purposes of establishing eligibility to qualify for benefits under the DTAA. The Circular was subject to judicial challenge in India, by those asserting that the standards for establishing Mauritian residency for purposes of the obtaining such a certificate were insufficient to establish residency for purposes of the DTAA. The Circular was successfully overturned in certain lower India courts but was eventually upheld by the highest applicable court, the Supreme Court of India, on October 7, 2003, accordingly the Subsidiary should be eligible for benefits under the DTAA.

In 2009, members of the Indian parliament proposed legislation that could eliminate the benefits of the DTAA generally, or as the DTAA applies to the Subsidiaries.

Mauritius Tax, Legal and Regulatory Consideration

Tax Considerations

The Subsidiaries have incorporated in Mauritius and have obtained tax residency certificate from the Mauritius Revenue Authorities that establishes its residency in Mauritius under the DTAA. The certificate must be renewed annually. The Funds expect the Subsidiaries to maintain their Mauritius tax residency, but it cannot be assured that the Mauritius authorities will successfully renew their certificate of tax residence annually.

Each Subsidiary holds a Category 1 Global Business License issued by the FSC. Each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of foreign tax credits which allows a tax credit against Mauritian taxes for foreign tax on a Mauritian entity’s foreign source income effectively reduces the Mauritius income tax rate to a maximum of 3% because the system presumes, in the absence of evidence, that the foreign tax paid is equal to 80% of the Mauritian tax. Further, each Subsidiary is not subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by a Subsidiary to the ia Fund will also be exempt from tax in Mauritius.

Each Subsidiary will attempt to abide by the requirements of the DTAA, to maintain its residency in Mauritius, and to ensure that management and control of the Subsidiary remain in Mauritius. Therefore, so long as the DTAA is in force, each Subsidiary expects to continue to enjoy the benefits provided under the DTAA but this cannot be assured. The Indian press has recently reported that India is seeking to renegotiate the DTAA. It is therefore uncertain whether the terms of this treaty will be renegotiated or subject to a different interpretation in the future. Any change in the provisions of the DTAA or in its applicability to the Subsidiaries could result in the Subsidiaries and indirectly the Funds being subject to Indian income taxes, withholding taxes, and other taxes, as well as being subject to administrative or judicial assertion of such tax liabilities by the tax authorities of India. This could

55

significantly reduce the return of the Funds on its investments and the return received by Fund shareholders. Further, it is possible even with renegotiation of the DTAA that the Indian tax authorities may seek to take the position that the Funds are not entitled to the benefits of the DTAA.

Each Subsidiary is expected to have income from dividends and income from interest. The Indian tax consequences for a Subsidiary on account of the application of the DTAA, read with the provisions of the ITA would be as follows:

•

Capital gains resulting from the sale of Indian securities (including depositary receipts issued by Indian companies will not be subject to tax in India, provided a Subsidiary does not have Permanent Establishments (“PE”) in India;

•

Dividends on shares received from an Indian company on which dividend distribution tax has been paid are exempt from tax in the hands of the shareholders. However, the Indian company distributing dividends is subject to a distribution tax at the rate of 16.995%; and

•

Interest income from loans made or debt securities held in India will be taxed at the rate of 21.115%. Indian tax on interest income will be collected by the payor of such interest income as withholding tax.

In the event that the benefits of the DTAA are not available to a Subsidiary, or if a Subsidiary is held to have PE in India, taxation of interest and dividend income of the Subsidiary would be the same as described above. The taxation of capital gains would be as follows:

•

Long-term capital gains (being gains on sale of securities held for a period of more than twelve months) would not be taxable in India provided Securities Transaction Tax (“STT”) has been paid on the same (as discussed below);

•

Short-term capital gains (being gains on sale of securities held for a period of twelve months or less) from the sale of Indian securities will be taxed at the rate of 15.836% provided STT has been paid on the same;

•

Capital gains realized on sale of listed equity shares not executed on a recognized stock exchange in India and other Indian-listed securities would be taxed at the rate of 10.558% for long-term gains and at 31.673 % in case of short-term gains;

•	Short-term capital gains arising to a Subsidiary from the sale of unlisted securities will be taxed at the rate of 31.673% and long-term capital gains will be taxed at the rate of 21.115%; and

•	Capital gains arising from the transfer of depository receipts outside India between non-resident investors will not be subject to tax in India.

In a ruling issued by the Authority for Advance Rulings in India, gains earned by a private equity fund based in Mauritius were held to be “business income.” It is possible that the Indian tax authorities may take a similar view in case of a Subsidiary. In that event, such gains will not be taxable in India so long as each Fund/Subsidiary does not have a PE in India. In case the Funds/Subsidiaries are held to have a PE in India, gains attributable to the PE would be taxable in India at the rate of 42.23%.

Indian Minimum Alternative Tax

In the event that the benefits of the DTAA are not available to the Subsidiaries, or if the Subsidiaries are held to have PE in India, each Subsidiary may be subject to a Minimum Alternate Tax (“MAT”). As per the ITA, if the tax payable by any company (including a foreign company) is less than 15.836% of its book profits, it will be required to pay MAT which will be deemed to be 15.836% of such book profits. Long-term capital gains on the sale of listed securities are included in the definition of “book profits” for the purposes of calculating MAT.

Indian Securities Transaction Tax

All transactions entered on a recognized stock exchange in India will be subject to STT levied on the transaction value. In case of purchase/sale of listed equity shares which is settled by way of actual delivery or transfer of the equity share, STT will be levied at the rate of 0.125% on both the buyer and seller of the equity share. For sale of equity shares settled otherwise than by way actual delivery or transfer of the equity share, STT will be levied at the rate of 0.025% on the seller of the equity share. A seller of derivatives would be subjected to an STT of 0.017%. The STT can be set off against business income tax calculated as per provisions of ITA.

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The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA. Any change in the DTAA’s application could have a material adverse affect on the returns of the Funds. Further, it is possible that the Indian tax authorities may seek to take the position that the Funds are not entitled to the benefits of the DTAA.

Derivatives Strategies. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures, and forward contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement. Each Fund will monitor its transactions, make appropriate tax elections, and make appropriate entries in its books and records when it acquires any foreign currency, option, futures contract, forward contract, or hedged investment to mitigate the effect of these rules, prevent its disqualification as a RIC, and minimize the imposition of federal income and excise taxes.

Some futures contracts (other than “securities futures contracts,” as defined in Code section 1234B(c)), foreign currency contracts, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) in which a Fund invests may be subject to Code section 1256 (collectively “section 1256 contracts”). Section 1256 contracts that a Fund holds at the end of its taxable year must be “marked to market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it. A Fund may elect not to have the foregoing rules apply to any “mixed straddle” (that is, a straddle, which the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options, futures, and forward contracts in which a Fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures, and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the call option. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis in the subject securities or futures contract.

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If a Fund has an “appreciated financial position” -- generally, an interest (including an interest through an option, futures, or forward contract or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

Income from Zero-Coupon and Payment-in-Kind Securities. A Fund may acquire zero-coupon or other securities (such as strips) issued with original issue discount (“OID”). As a holder of those securities, a Fund must include in its gross income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, a Fund must include in its gross income securities it receives as “interest” on payment-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Income from Zero-Coupon and Payment-in-Kind Securities. A Fund may acquire zero-coupon or other securities (such as strips) issued with original issue discount (“OID”). As a holder of those securities, a Fund must include in its gross income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, a Fund must include in its gross income securities it receives as “interest” on payment-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Income from REITs. A Fund may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits (“REMICs”) or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (“TMPs”) or have a qualified REIT subsidiary that is a TMP. A portion of the net income allocable to REMIC residual interest holders may be an “excess inclusion.” The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs. Although those regulations have not yet been issued, the U.S. Treasury Department and the Service issued a notice in 2006 (“Notice”) announcing that, pending the issuance of further guidance, the Service would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” (i.e., governmental units and tax-exempt entities that are not subject to the

58

unrelated business income tax) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, individual retirement accounts, and public charities) constitutes unrelated business taxable income to them.

A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record shareholders that are” after “its” in clause (4)). The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that, (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from a REIT the excess inclusion income of which exceeded 3% of the REIT’s dividends. No Fund will invest directly in REMIC residual interests, and no Fund intends to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Funds. No attempt is made to present a complete explanation of the federal tax treatment of the Funds’ activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to a Fund and to distributions therefrom.

FINANCIAL STATEMENTS

Because the Funds had not commenced operations prior to the date of this SAI, no financial statements are available for the Funds.

59

APPENDIX A

Description of Corporate Bond Ratings

Moody’s Investors Service and Standard and Poor’s Corporation are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus and this SAI.

Moody’s Investors Service – Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc. and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody’s Investors Service – Municipal Bond Ratings

The following descriptions of Moody’s long-term municipal bond ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

A-1

Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard and Poor’s – Long-Term Corporate and Municipal Bond Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

A-2

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Moody’s Investors Service – Short-Term Ratings

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

A-3

Standard and Poor’s – Short-Term Municipal Ratings

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Moody’s Investors Service – Commercial Paper Ratings

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Standard and Poor’s – Commercial Paper Ratings

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

A-4

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation , including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings: S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

A-5

APPENDIX B

Direxion Shares ETF Trust

Proxy Voting Policies and Procedures

Recognizing the increased scrutiny that both institutions and corporations are under, it is important to have corporate governance that appreciates the importance of consistently applied policy guidelines that are aligned with investors’ views on key issues. With this in mind we currently use ISS’s proxy voting service to execute ballots on behalf of the Direxion Shares ETF Trust (collectively, the “Trust”). ISS prepares custom research and votes per their recommendation. If we agree with their recommendation, no action is required. However, we retain the right and ability to override the vote if you disagree with ISS’s vote recommendation.

I.	Duty to Vote Proxies

Rafferty Asset Management, LLC (“Rafferty”) views seriously its responsibility to exercise voting authority over securities that are owned by the Trust.

To document that proxies are being voted, ISS (on behalf of the Trust) will maintain a record reflecting when and how each proxy is voted consistent with the requirements of Rule 206(4)-6 under the Investment Advisors Act of 1940 and other applicable regulations. Rafferty will make its proxy voting history and policies and procedures available to shareholders upon request.

II.	Guidelines for Voting Proxies

Rafferty generally follows the recommendations of ISS’s proxy voting guidelines as outlined below. Proxy proposals are considered on their own merits and a determination is made as to support or oppose management’s recommendation. Rafferty will typically accept ISS’s recommendations on social issues as it does not have the means to evaluate the economic impact of such proposals, or determine a consensus among shareholders’ social or political viewpoints.

III.	Review and Compliance

It is Rafferty’s responsibility to oversee ISS’s proxy voting to ensure compliance and timely reporting to US Bank. Reports are verified monthly through ISS’s Votex website. ISS provides US Bank with the NP-X file covering the period from July 1st through June 30th of the following year. US Bank files the NP-X with the SEC on the Trust’s behalf. These records are maintained for five years and the previous two years proxy voting records can be accessed by contacting US Bank.

Below is a summary outlining ISS’s US Proxy Voting Guidelines.

1. Auditors

Ratifying Auditors

Vote FOR proposals to ratify auditors, unless:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or

•	Fees for non-audit services are excessive.

B-1

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

•	Composition of the board and key board committees;

•	Attendance at board and committee meetings;

•	Corporate governance provisions and takeover activity;

•	Disclosures under Section 404 of the Sarbanes-Oxley Act;

•	Long-term company performance relative to a market and peer index;

•	Extent of the director’s investment in the company;

•	Existence of related party transactions;

•	Whether the chairman is also serving as CEO;

•	Whether a retired CEO sits on the board;

•	Number of outside boards at which a director serves.

WITHHOLD from individual directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own (withhold only at their outside boards).

WITHHOLD from the entire board (except for new nominees, who should be considered on a CASE-BY-CASE basis) if:

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

•

The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;

•	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

•	A Russell 3000 company underperformed its industry group (GICS group). The test will consist of the bottom performers within each industry group.

WITHHOLD from inside directors and affiliated outside directors when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;

B-2

•	A material weakness identified in the Section 404 disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.

WITHHOLD from the members of the Compensation Committee if:

•	There is a negative correlation between chief executive pay and company performance;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has poor compensation practices.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.);

•	Two-thirds independent board;

•	All-independent key committees;

•	Established governance guidelines;

•	The company does not under-perform its peers.

Majority Vote Shareholder Proposals

Generally vote FOR reasonably crafted shareholders proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections). Consider voting AGAINST the shareholder proposal if the company has adopted a formal corporate governance policy that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

At a minimum, a company’s policy should articulate the following elements to adequately address each director nominee who fails to receive an affirmative of majority of votes cast in an election:

•	Established guidelines disclosed annually in the proxy statement concerning the process to follow for nominees who receive majority withhold votes;

•	The policy needs to outline a clear and reasonable timetable for all decision-making regarding the nominee’s status;

•	The policy needs to specify that the process of determining the nominee’s status will be managed by independent directors and must exclude the nominee in question;

•	An outline of a range of remedies (for example, acceptance of the resignation, maintaining the director but curing the underlying causes of the withheld votes, etc.);

B-3

•

The final decision on the nominee’s status should be promptly disclosed via an SEC filing. The policy needs to include the timeframe for disclosure and require a full explanation of how the decision was reached.

In addition, the company should articulate to shareholders why its policy is the best structure for demonstrating accountability to shareholders.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

4. Takeover Defenses

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20 percent trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

B-4

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

For mergers and acquisitions, evaluate the proposed transaction based on these factors:

•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?

•	Market reaction - How has the market responded to the proposed deal?

•	Strategic rationale - Does the deal make sense strategically? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.

•	Negotiations and process - Were the terms of the transaction negotiated at arm’s length? Was the process fair and equitable?

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests.

•	Governance - Will the combined company have a better or worse governance profile than the parties to the transaction?

6. State of Incorporation

Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company’s state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain. In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company’s performance and whether the company’s ongoing use of shares has shown prudence.

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

B-5

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock). Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote FOR proposals to create “de-clawed” blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the plan if:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options without prior shareholder approval;

•	There is a disconnect between CEO pay and the company’s performance;

•	The company’s three year burn rate exceeds the greater of 2 percent and the mean plus 1 standard deviation of its industry group; or

•	The plan is a vehicle for poor pay practices.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation plan are met and disclosed in the proxy statement:

•	Stock ownership guidelines with a minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period:

•	A minimum vesting of three years for stock options or restricted stock; or

•	Deferred stock payable at the end of a three-year deferral period.

•	A balanced mix between cash and equity. If the mix is heavier on equity, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

•	No retirement/benefits and perquisites for non-employee directors; and

•	A table with a detailed disclosure of the cash and equity compensation for each non-employee director for the most recent fiscal year.

Disclosure of CEO Compensation-Tally Sheet

Companies should provide better and more transparent disclosure related to CEO pay. Consider withhold votes in the future from the compensation committee and voting against equity plans if compensation disclosure is not improved and a tally sheet is not provided.

Employee Stock Purchase Plans—Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR plans if:

•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Employee Stock Purchase Plans—Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR plans with:

•	Broad-based participation (i.e., all employees with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

B-6

•	Limits on employee contribution (a fixed dollar amount or a percentage of base salary);

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Option Exchange Programs/Re-pricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration historic trading patterns, rationale for the re-pricing, value-for-value exchange treatment of surrendered options, option vesting, term of the option, exercise price and participation. Vote FOR shareholder proposals to put option re- pricing to a shareholder vote.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include:

•	A trigger beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

•

Change-in-control payments should be double-triggered, i.e., (1) after a change in the company’s ownership structure has taken place, and (2) termination of the executive as a result of the change in control.

9. Corporate Responsibility

Animal Rights

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

•	The company has been the subject of recent, significant controversy related to its testing programs.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards.

Drug Pricing and Re-importation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

•	The existing level of disclosure on pricing policies;

•	Deviation from established industry pricing norms;

•	The company’s existing initiatives to provide its products to needy consumers;

•	Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed.

B-7

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

Genetically Modified Foods

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Tobacco

Most tobacco-related proposals (such as on second-hand smoke, advertising to youth and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

Toxic Chemicals

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals.

Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

Arctic National Wildlife Refuge

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

•	New legislation is adopted allowing development and drilling in the ANWR region;

•	The company intends to pursue operations in the ANWR; and

•	The company has not disclosed an environmental risk report for its ANWR operations.

Concentrated Area Feeding Operations (CAFOs)

Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:

•	The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

•	The company does not directly source from CAFOs.

Global Warming and Kyoto Protocol Compliance

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

•	The company does not maintain operations in Kyoto signatory markets;

•	The company already evaluates and substantially discloses such information; or,

•	Greenhouse gas emissions do not significantly impact the company’s core businesses.

B-8

Political Contributions

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions considering: any recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

Outsourcing/Offshoring

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report; and the existence of a publicly available code of corporate conduct that applies to international operations.

Human Rights Reports

Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

10. Mutual Fund Proxies

Election of Directors

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.

Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the solicitation expenses.

Terminate the Investment Advisor

Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:

•	Performance of the fund’s net asset value;

•	The fund’s history of shareholder relations;

•	The performance of other funds under the advisor’s management.

B-9

PROSPECTUS

33 Whitehall Street, 10th Floor

New York, New York 10004

866-476-7523

Quantum Funds

Quantum-ISE Enhanced Broad Market Shares

Quantum-ISE Enhanced Large-Cap Shares

Quantum-ISE Enhanced Small-Cap Shares

February 28, 2012

The funds offered in this prospectus (collectively, the “Funds”) trade, or will trade, on NYSE Arca, Inc. (“the Exchange”).

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SUMMARY OF FUNDS

QUANTUM-ISE ENHANCED BROAD MARKET SHARES

Investment Objective

The Quantum-ISE Enhanced Broad Market Shares (the “Fund”) seeks investment results, before fees and expenses, that track the Quantum-ISE Enhanced Broad Market Return Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

ANNUAL FUND OPERATING EXPENSES(1)

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.24%
Total Annual Fund Operating Expenses	0.89%
Expense Waiver/Reimbursement	0.04%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.85%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.85% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$87	$281

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is an “enhanced-return index” in that it attempts to identify securities that, based on a quantitative analysis of certain factors, may perform positively relative to a more traditional index of stocks that does not apply such a quantitative analysis. The Index is composed of 200 securities, including the securities of large-cap, mid-cap and small-cap companies. As of September 30, 2011, the Index included companies that have an average market capitalization of $5.15 billion.

Selection and weighting of component securities is based on proprietary research. From the universe of eligible stocks for inclusion in the Index, the research first examines the historical relationships between certain corporate factors and the performance of the related stocks across all eligible stocks. From this research, certain expected correlations are derived from the identified corporate factors and resulting performance of stocks. Such correlations are then applied to all of the stocks eligible for inclusion to attempt to identify and select the 200 stocks within the U.S. domestic equity market that the

1

methodology suggests have the highest probability of generating an enhanced return. As of September 30, 2011, the Index had a median capitalization of $812 million. All component stocks in the Index are traded on regulated exchanges in the United States. The Index was started on December 31, 2003.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

2

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Small and Mid Capitalization Company Risk

Investing in the securities of small- and/or mid-capitalization companies and securities that provide exposure to small and/or mid capitalization companies involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small- and mid-capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

3

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related

4

services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

QUANTUM-ISE ENHANCED LARGE-CAP SHARES

Investment Objective

The Quantum-ISE Enhanced Large-Cap Shares (the “Fund”) seeks investment results, before fees and expenses, that track the Quantum-ISE Large-Cap Enhanced Return Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

ANNUAL FUND OPERATING EXPENSES(1)

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.24%
Total Annual Fund Operating Expenses	0.89%
Expense Waiver/Reimbursement	0.04%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.85%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.85% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$87	$281

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is an “enhanced-return index” in that it attempts to generate returns in excess of its benchmark, the large-capitalization segment of the domestic equity securities market. The Index is composed of 100 securities of large-capitalization companies. For the purpose of selecting component securities, the U.S. domestic equity large-capitalization market is defined as companies whose capitalization falls within the approximate top third of the investable U.S. equity market. As of September 30, 2011, the Index included companies that have an average market capitalization of $23.29 billion.

Selection and weighting of component securities is based on proprietary research. From the universe of eligible stocks for inclusion in the Index, the research first examines the historical relationships between certain corporate factors and the performance of the related stocks across all of the eligible stocks. From this research, certain expected correlations are derived from the identified corporate factors and resulting performance of stocks. Such correlations are then applied to all of the stocks eligible for inclusion to attempt to identify and select the 100 stocks within the U.S. domestic equity large-capitalization market that the methodology suggests have

6

the highest probability of generating an enhanced return. As of September 30, 2011, the Index had a median capitalization of $9.77 billion. All component stocks in the Index are traded on regulated exchanges in the United States. The Index was started on December 31, 2003.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

7

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

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Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

QUANTUM-ISE ENHANCED SMALL-CAP SHARES

Investment Objective

The Quantum-ISE Enhanced Small-Cap Shares (the “Fund”) seeks investment results, before fees and expenses, that track the Quantum-ISE Small-Cap Enhanced Return Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

ANNUAL FUND OPERATING EXPENSES(1)

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.24%
Total Annual Fund Operating Expenses	0.89%
Expense Waiver/Reimbursement	0.04%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.85%

(1)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.85% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$87	$281

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is an “enhanced-return index” in that it attempts to generate returns in excess of its benchmark, the small-capitalization segment of the domestic equity securities market. The Index is composed of 100 securities of small-capitalization companies. For the purpose of selecting component securities, the U.S. domestic equity small-capitalization market is defined as companies whose capitalization falls within the approximate lower two-thirds of the investable U.S. equity market. As of September 30, 2011, the Index included companies that have an average market capitalization between of $439 million.

Selection and weighting of component securities is based on proprietary research. From the universe of eligible stocks for inclusion in the Index, the research first examines the historical relationships between certain corporate factors and the performance of the related stocks across all of the eligible stocks. From this research, certain expected correlations are derived from the identified corporate factors and resulting performance of stocks.

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Such correlations are then applied to all of the stocks eligible for inclusion to attempt to identify and select the 100 stocks within the U.S. domestic equity small-capitalization market that the methodology suggests have the highest probability of generating an enhanced return. As of September 30, 2011, the Index had a median capitalization of $397 million. All component stocks in the Index are traded on regulated exchanges in the United States. The Index was started on December 31, 2003.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

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Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Small Capitalization Company Risk

Investing in the securities of small-capitalization companies and securities that provide exposure to small-capitalization companies involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small- capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

12

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the

13

intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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OVERVIEW OF THE DIREXION SHARES ETF TRUST

The Direxion Shares ETF Trust (“Trust”) is a registered investment company offering a number of separate exchange-traded funds (“ETFs”). Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) serves as the investment adviser to each Fund. This Prospectus describes the exchange-traded funds (each a “Fund” and collectively, the “Funds”) noted below of the Trust.

The shares of certain of the Funds (“Shares”) will be listed on the NYSE Arca, Inc. (the “Exchange”). When the Shares are listed and traded on the Exchange, the market prices for the Shares may be different from the intra-day value of the Shares disseminated by the Exchange and from their net asset value (“NAV”). Unlike conventional mutual funds, Shares are not individually redeemable securities. Rather, each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” A Creation Unit consists of 50,000 Shares. Creation Units of the Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index.

Shares may only be purchased from or redeemed with the Funds in Creation Units. As a result, retail investors generally will not be able to purchase or redeem Shares directly from or with the Funds. Most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker. Thus, some of the information contained in this prospectus, such as information about purchasing and redeeming Shares from or with a Fund and all references to the transaction fee imposed on purchases and redemptions, is not relevant to retail investors.

As used in this prospectus, the terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets one trading day to the close of the markets on the next trading day.

Each Fund seeks investment results, before fees and expenses, that track the index or benchmark noted below:

Fund	Index or Benchmark
Quantum-ISE Enhanced Broad Market Shares	Quantum-ISE Broad Market Enhanced Return Index
Quantum-ISE Enhanced Large-Cap Shares	Quantum-ISE Large-Cap Enhanced Return Index
Quantum-ISE Enhanced Small-Cap Shares	Quantum-ISE Small-Cap Enhanced Return Index

To pursue these results, the Funds listed above currently use aggressive investment techniques such as engaging in swaps transactions. There is no assurance that the Funds will achieve their objectives and an investment in a Fund could lose money. No single Fund is a complete investment program.

Changes in Investment Objective. Each Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

15

ADDITIONAL INFORMATION REGARDING INVESTMENT TECHNIQUES AND POLICIES

Rafferty Asset Management, LLC (“Rafferty,” or “Adviser”), the investment adviser to the Funds, uses a number of investment techniques in an effort to achieve the stated goal for each Fund. The Funds each seek 100% of the return of their benchmark indices, and to do this, Rafferty uses statistical and quantitative analysis to determine the investments each Fund makes and the techniques it employs. In general, if a Fund is performing as designed, the return of the index or benchmark will dictate the return for that Fund. Each Fund pursues its investment objective regardless of the market conditions and does not take defensive positions.

For each Fund, Rafferty seeks a correlation over time of 0.95 or better between a Fund’s performance and the performance of its underlying Index; a correlation of 1.00 would represent perfect correlation. To do this, each Fund generally may hold a representative sample of the securities in its benchmark index. The sampling of securities that is held by a Fund is intended to maintain high correlation with, and similar aggregate characteristics (e.g., market capitalization and industry weightings) to, the benchmark index. A Fund also may invest in securities that are not included in the index or may overweight or underweight certain components of the index. Each Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; ETFs and other financial instruments. Certain Fund’s assets may be focused in an industry or group of industries to the extent that the Fund’s benchmark index focuses in a particular industry or group of industries. In addition, each Fund offered in this prospectus is non-diversified, which means that it may invest in the securities of a limited number of issuers.

Each Fund is designed to provide investment returns, before fees and expenses, that track the performance of its index or benchmark. While Rafferty attempts to minimize any “tracking error” (the statistical measure of the difference between the investment results of a Fund and the performance of its index or benchmark), certain factors will tend to cause a Fund’s investment results to vary from the stated objective. A Fund may have difficulty in achieving its target due to fees and expenses, high portfolio turnover, transaction costs, significant purchase and redemption activity by Fund shareholders and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

The intra-day value of each Fund’s shares, otherwise known as the “indicative optimized portfolio value” or “IOPV,” which is disseminated by the Exchange every 15 seconds throughout the business day, is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit on the prior business day. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time, nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the Fund’s NAV, which is computed only once a day.

16

ADDITIONAL INFORMATION REGARDING RISKS

An investment in any of the Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Rafferty cannot guarantee that any of the Funds will achieve their investment objectives. It is important that investors closely review and understand these risks before making an investment in any of the Funds. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Funds. The table below provides the risks of investing in the Funds. Following the table, each risk is explained.

	Adverse Market Conditions Risk	Adviser’s Investment Strategy Risk	Counterparty Risk	Derivatives Risk	Early Close/ Trading Halt Risk	Equity Securities Risk	High Portfolio Turnover Risk	Liquidity Risk
Quantum-ISE Enhanced Broad Market Shares	X	X	X	X	X	X	X	X
Quantum-ISE Enhanced Large-Cap Shares	X	X	X	X	X	X	X	X
Quantum-ISE Enhanced Small-Cap Shares	X	X	X	X	X	X	X	X

	Market Risk	Non- Diversification Risk	Regulatory Risk	Risks of Investing in Other Investment Companies (including ETFs)	Small- and/or Mid- Capitalization Company Risk	Tax and Distribution Risk	Tracking Error Risk	Special Risks of Exchange- Traded Funds
Quantum-ISE Enhanced Broad Market Shares	X	X	X	X	X	X	X	X
Quantum-ISE Enhanced Large-Cap Shares	X	X	X	X		X	X	X
Quantum-ISE Enhanced Small-Cap Shares	X	X	X	X	X	X	X	X

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Adverse Market Conditions Risk

The performance of each Fund is designed to correlate to the performance of an index or benchmark. As a consequence, a Fund’s performance will suffer during conditions which are adverse to its investment goals. This means that if the target index has fallen on a given day a Fund’s performance also should fall.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Funds that will maximize their investment returns, there is no guarantee that such opportunities will ultimately benefit the Funds. The Adviser will aggressively change the Funds’ portfolios in response to market conditions that are unpredictable and may expose the Funds to greater market risk than conventional mutual funds or ETFs. There is no assurance that the Adviser’s investment strategy will enable the Funds to achieve their investment objectives.

Counterparty Risk

The Funds may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, and interest rate swap agreements. The Funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Funds will not enter into any agreement involving a counterparty unless the Adviser believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In addition, the Funds may enter into swap agreements with a limited number of counterparties, and certain of the Funds may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements and other counterparty instruments also may be considered to be illiquid. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Funds and, as a result, the Funds may not be able to achieve their investment objectives.

Derivatives Risk

The Funds use investment techniques, including investments in derivatives, such as futures contracts, forward contracts, options and swaps, and other instruments that attempt to track the price movement of underlying securities or indices, which may be considered aggressive. The derivative instruments that the Funds may invest in are described in “Additional Information

Regarding Investment Techniques and Policies.” Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. In addition, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. The derivatives that the Funds currently may invest in include:

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Futures. A futures contact is a contract to purchase or sell a particular security, or the cash value of an index, at a specified future date at a price agreed upon when the contract is made. Under such contracts, no delivery of the actual securities is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of a security or index at expiration, net of the variation margin that was previously paid.

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Forward Contracts. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

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Options. An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency.

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Options on Futures Contracts. An option on a futures contract provides the holder with the right to enter into a “long” position in the underlying futures contract, in the case of a call option, or a “short” position in the underlying futures contract in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract

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market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option.

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Swap Agreements. In an interest rate swap, a Fund and another party exchange the right to receive interest payments on a security or other reference rate. The terms of the instrument are generally negotiated by a Fund and its swap counterparty. In a total return swap, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or basket of securities or a non-asset reference such as a securities index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on a total return from a different underlying asset or non-asset reference.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in a Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

For each Fund, investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Fund to fluctuate.

High Portfolio Turnover Risk

The Funds may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Liquidity Risk

Some securities held by the Funds, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

Each Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market. The Funds typically would lose value on a day when its underlying index declines.

Non-Diversification Risk

Each Fund is non-diversified. A non-diversified fund invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Regulatory Risk

Each Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Funds operate, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, (which may, in turn invest in equities, bonds, and other financial vehicles) may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, a Fund becomes a shareholder of that investment company or ETF. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the investment company or ETF to achieve its investment objective. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because closed end investment companies and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.

Small- and/or Mid-Capitalization Company Risk

Certain Funds will invest in the securities of small- and/or mid-capitalization companies and securities which provide exposure to small- and/or mid-capitalization companies. Such investment involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small- and mid-capitalization companies often have narrower markets for their goods and/or services and more limited

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managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Tax and Distribution Risk

The Funds may have high portfolio turnover which causes the Funds to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Funds rarely generate long-term capital gain or loss. Each Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of a Fund’s high portfolio turnover, a Fund could make large and/or frequent distributions. Because each Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of a Fund’s net assets if a Fund distributes this income after a decline in its net assets. In addition, the Fund may be held by short-term investors and these investors may exit the Fund prior o the record date of a distribution. As a result shareholders in the Funds on the day of a distribution may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Funds’ status as regulated investment companies might be affected if the Internal Revenue Service did not accept the Funds’ treatment of certain transactions involving derivatives, the Funds’ ability to engage in these transactions may be limited.

Tracking Error Risk

Each Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by a Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of a Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by a Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. A Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may

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not experience investment results consistent with those experienced by those creating and redeeming directly with a Fund. There is no guarantee that an active secondary market will develop for Shares of the Funds.

A Precautionary Note to Retail Investors. The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of the Trust. Your ownership of Shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the Shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (“Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies. For purposes of the Investment Company Act of 1940, as amended, (“1940 Act”) each Fund is a registered investment company, and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof.

The Trust and the Funds have obtained an exemptive order from the U.S. Securities and Exchange Commission (the “SEC”) allowing a registered investment company to invest in a Fund beyond the limits of Section 12(d)(1) subject to certain conditions, including that a registered investment company enters into a Participation Agreement with the Trust regarding the terms of the investment. Any investment company considering purchasing Shares of a Fund in amounts that would cause it to exceed the restrictions under Section 12(d)(1) should contact the Trust.

A Precautionary Note Regarding Unusual Circumstances. The Trust can postpone payment of redemption proceeds for any period during which (1) the Exchange is closed other than customary weekend and holiday closings, (2) trading on the Exchange is restricted, as determined by the SEC, (3) any emergency circumstances exist, as determined by the SEC, or (4) the SEC by order permits for the protection of shareholders of a Fund.

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UNDERLYING INDEX LICENSORS

The Quantum-ISE Enhanced Broad Market Shares, Quantum-ISE Enhanced Large-Cap Shares and Quantum-ISE Enhanced Small-Cap Shares (the “Funds”) are not sponsored, endorsed, sold or promoted by Licensors. Licensors make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Licensors’ only relationship to Rafferty Asset Management, LLC (“RAM”) is the licensing of certain trademarks and trade names of Licensors and of the Quantum-ISE Broad Market Enhanced Return Index, Quantum-ISE Large-Cap Enhanced Return Index and Quantum-ISE Small-Cap Enhanced Return Index (the “Quantum-ISE Indexes”), which is determined, composed and calculated by Licensor without regard to RAM or the Funds, Licensors have no obligation to take the needs of RAM or the owners of the Funds into consideration in determining, composing or calculating the Quantum-ISE Indexes. Licensors are not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination or calculation of the equation by which the Funds are to be converted into cash. Licensors have no obligation or liability in connection with the administration, marketing or trading of the Funds.

LICENSORS DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE QUANTUM-ISE INDEXES OR ANY DATA INCLUDED THEREIN AND LICENSORS SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RAM, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE QUANTUM-ISE INDEXES OR ANY DATA INCLUDED THEREIN. LICENSORS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE QUANTUM-ISE INDEXES OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSORS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSORS AND RAM.

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems Shares only in large blocks of Shares called “Creation Units.”

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund that are listed for trading on the secondary market on the Exchange can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 50,000 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “oddlots” at no per-share price differential.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

The Funds’ Exchange trading symbols are as follows:

Fund	Symbol
Quantum-ISE Enhanced Broad Market Shares
Quantum-ISE Enhanced Large-Cap Shares
Quantum-ISE Enhanced Small-Cap Shares

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units, as discussed in the “Creations, Redemptions and Transaction Fees” section below. A Creation Unit consists of 50,000 Shares.

For information about acquiring Shares through a secondary market purchase, please contact your broker. If you wish to sell Shares of a Fund on the secondary market, you must do so through your broker.

Book Entry. Shares are held in book-entry form, which means that no stock certificates are issued. The DTC or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of the DTC or its participants. DTC serves as the securities depository for all Shares. Participants in the DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock

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certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” through your brokerage account.

ABOUT YOUR INVESTMENT

Share Price of the Funds

A Fund’s share price is known as its NAV. Each Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time, each day the NYSE is open for business (“Business Day.”) The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The NYSE may close early on the Business Day before each of these holidays and on the day after Thanksgiving Day. NYSE holiday schedules are subject to change without notice.

If the exchange or market on which a Fund’s investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated. The value of a Fund’s assets that trade in markets outside the United States or in currencies other than the U.S. dollar may fluctuate when foreign markets are open but the Funds are not open for business.

Share price is calculated by dividing a Fund’s net assets by its shares outstanding. In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by the Fund, is determined to be unreliable, or (to the Adviser’s knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at fair value estimates by the Adviser under guidelines established by the Board of Trustees. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as provided by an independent pricing service or reporting agency. The Funds also rely on a pricing service in circumstances where the U.S. securities markets exceed a pre-determined threshold to value foreign securities held in the Fund’s portfolio. The pricing service, its methodology or the threshold may change from time to time. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair Value Pricing. Securities are priced at a fair value as determined by the Adviser, under the oversight of the Board of Trustees, when reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, the Adviser believes that the market price is stale, or an event that affects the value of an instrument (a “Significant Event”) has occurred since closing prices were established, but before the time as of which the Funds calculate their NAVs. Examples of Significant Events may include: (1) events that relate to a single issuer or to an entire market sector; (2) significant fluctuations in domestic or foreign markets; or (3) occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions. If such Significant Events occur, the Funds may value the instruments at fair value, taking into account such events when it calculates each Fund’s NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. In addition, the Funds may also fair value an instrument if trading in a particular instrument is halted and does not resume prior to the closing of the exchange or other market.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, Rafferty compares the market quotation to the fair value price to evaluate the effectiveness of the Funds’ fair valuation procedures and will use that market value in the next calculation of NAV.

Rule 12b-1 Fees

The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No 12b-1 fees are currently paid by any Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

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SHORT-TERM TRADING

Rafferty expects that some portion of the Funds’ assets may come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading of Fund Shares could increase the rate of creations and redemptions of Fund Shares and the Funds’ portfolio turnover, which could involve correspondingly adverse tax consequences to a Fund’s shareholders. Although the Funds reserve the right to reject any purchase orders or suspend the offering of Shares, the Funds do not currently impose any trading restrictions on frequent trading nor actively monitor for trading abuses.

CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Creation Units. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. These investors are known as “Authorized Participants.” Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units.

Purchase of Creation Units. To purchase Creation Units directly from a Fund, you must deposit with the Fund a basket of securities and/or cash. Each Business Day, prior to the opening of trading on the Exchange, an agent of the Fund (“Index Receipt Agent”) will make available through the NSCC a list of the names and number of shares of each security, if any, to be included in that day’s creation basket (“Deposit Securities”). The identity and number of shares of the Deposit Securities required for a Creation Unit will change from time to time. Each Fund reserves the right to permit or require the substitution of an amount of cash – i.e., a “cash in lieu” amount – to be added to the Balancing Amount (defined below) to replace any Deposit Security that may not be available in sufficient quantity for delivery, eligible for transfer through the clearing process (discussed below) or the Federal Reserve System or eligible for trading by an Authorized Participant or the investor for which it is acting. For such custom orders, “cash in lieu” may be added to the Balancing Amount (defined below). The Balancing Amount and any “cash in lieu” must be paid to the Trust on or before the third Business Day following the Transmittal Date. You must also pay a Transaction Fee, described below, in cash.

In addition to the in-kind deposit of securities, Authorized Participants will either pay to, or receive from, a Fund an amount of cash referred to as the “Balancing Amount.” The Balancing Amount is the amount equal to the differential, if any, between the market value of the

Deposit Securities and the NAV of a Creation Unit. The Fund will publish, on a daily basis, information about the previous day’s Balancing Amount. The Balancing Amount may, at times, represent a significant portion of the aggregate purchase price (or, in the case of redemptions, the redemption proceeds). This is because the mark-to-market value of the financial instruments held by the Funds will be included in the Balancing Amount (not in the Deposit Basket or Redemption Basket).

All purchase orders for Creation Units must be placed by or through an Authorized Participant. Purchase orders will be processed either through a manual clearing process run at the DTC (“Manual Clearing Process”) or through an enhanced clearing process (“Enhanced Clearing Process”) that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”). Authorized Participants that do not use the Enhanced Clearing Process will be charged a higher Transaction Fee (discussed below). A purchase order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent’s automated system, telephone, facsimile or other means permitted under the Participant Agreement, in order to receive that day’s NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash in an amount up to 115% of the market value of the missing Deposit Securities. Any such transaction effected with the Trust must be effected using the Manual Clearing Process consistent with the terms of the Authorized Participant Agreement.

Redemption of Creation Units. Redemption proceeds will be paid either in cash or in-kind with a basket of securities (“Redemption Securities”). In most cases, Redemption Securities will be the same as Deposit Securities on a given day. There will be times, however, when the Deposit and Redemption Securities differ. The composition of the Redemption Securities will be available through the NSCC. Each Fund reserves the right to honor a redemption request with a non-conforming redemption basket.

If the value of a Creation Unit is higher than the value of the Redemption Securities, you will receive from the Fund a Balancing Amount in cash. If the value of a Creation Unit is lower than the value of the Redemption Securities, you will be required to pay to the Fund a Balancing Amount in cash. If you are receiving a Balancing Amount, the amount due will be reduced by the amount of the applicable Transaction Fee.

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As with purchases, redemptions may be processed either through the Manual Clearing Process or the Enhanced Clearing Process. A redemption order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent’s automated system, telephone, facsimile or other means permitted under the Participant Agreement, in order to receive that day’s NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

An investor may request a redemption in cash, which a Fund may in its sole discretion permit. Investors that elect to receive cash in lieu of one or more of the Redemption Securities are subject to an additional charge. Redemptions of Creation Units for cash (when available) and/or outside of the Enhanced Clearing Process also require the payment of an additional charge.

Transaction Fees on Creation and Redemption Transactions. Each Fund will impose Transaction Fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total Transaction Fee on transactions in Creation Units. A fixed Transaction Fee is applicable to each creation and redemption transaction, regardless of the number of Creation Units transacted. A variable Transaction Fee based upon the value of each Creation Unit also is applicable to each redemption transaction. Purchasers and redeemers of Creation Units of the Funds effected through the Manual Clearing Process are required to pay an additional charge to compensate for brokerage and other expenses. In addition, purchasers of Creation Units are responsible for payment of the costs of transferring the Deposit Securities to the Trust. However, in no instance will the fees charged exceed 2% of the value of the Creation Units subject to the transaction. Redeemers of Creation Units are responsible for the costs of transferring securities from the Trust. Investors who use the services of a broker or other such intermediary may pay additional fees for such services. In addition, Rafferty may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services.

The table on the next page summarizes the components of the Transaction Fees.

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Direxion Shares ETF Trust	Fixed Transaction Fee			Maximum Additional Charge for
	In-Kind		Cash	Purchases and
	NSCC	Outside NSCC	Outside NSCC	Redemptions*
Quantum-ISE Enhanced Broad Market Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.05%
Quantum-ISE Enhanced Large-Cap Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.05%
Quantum-ISE Enhanced Small-Cap Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.05%

*	As a percentage of the amount invested.

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MANAGEMENT OF THE FUNDS

Rafferty provides investment management services to the Funds. Rafferty has been managing investment companies since 1997. Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004. As of December 31, 2011, the Adviser had approximately $7.8 billion in assets under management.

Under an investment advisory agreement between the Trust and Rafferty, the Funds pay Rafferty 0.30% at an annualized rate based on a percentage of the Funds’ daily net assets.

A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreements for the Funds will be available in the Trust’s first annual report to shareholders for the fiscal year ended October 31, 2012.

An investment team of Rafferty employees has the day-to-day responsibility for managing the Funds. The investment team generally decides the target allocation of each Fund’s investments and on a day-to-day basis, an individual portfolio manager executes transactions for the Funds consistent with the target allocation. The portfolio managers rotate among the Funds periodically so that no single portfolio manager is responsible for a specific Fund for extended periods of time. Paul Brigandi, each Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Funds.

Mr. Brigandi has been a Portfolio Manager at Rafferty since June 2004. Mr. Brigandi was previously involved in the equity trading training program for Fleet Boston Financial Corporation from August 2002 to April 2004. Mr. Brigandi is a 2002 graduate of Fordham University.

The Funds’ SAI provides additional information about the investment team members’ compensation, other accounts they manage and their ownership of securities in the Funds.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

OTHER SERVICE PROVIDERS

Foreside Fund Services, LLC (“Distributor”) serves as the Funds’ distributor. Bank of New York Mellon serves as the Funds’ transfer agent, administrator, custodian and index receipt agent. The Distributor is not affiliated with the Adviser, Rafferty or the Funds’ transfer agent.

PAYMENTS BY RAFFERTY

Rafferty may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. These payments may be made from profits received by Rafferty from management fees paid to Rafferty by the Funds. Such activities by Rafferty may provide incentives to financial institutions to purchase or market shares of the Funds. Additionally, these activities may give Rafferty additional access to sales representatives of such financial institutions, which may increase sales of a Fund’s shares.

DISTRIBUTIONS

Fund Distributions. Each Fund pays out dividends from its net investment income, and distributes any net capital gains, to its shareholders at least annually. Each Fund is authorized to declare and pay capital gain distributions in additional Shares thereof or in cash. The Funds may have high portfolio turnover, which will cause the Funds to generate significant amounts of taxable income. The Funds will generally need to distribute this income in order to satisfy certain tax requirements. As a result of a Fund’s high portfolio turnover, a Fund could make large and/or frequent distributions.

Dividend Reinvestment Service. Brokers may make the DTC book-entry dividend reinvestment service (“Reinvestment Service”) available to their customers who are shareholders of a Fund. If the Reinvestment Service is used with respect to a Fund, its distributions of both net income and capital gains will automatically be reinvested in additional and fractional Shares thereof purchased in the secondary market. Without the Reinvestment Service, investors will receive Fund distributions in cash, except as noted above under “Fund Distributions.” To determine whether the Reinvestment Service is available and whether there is a commission or other charge for using the service, consult your broker. Fund shareholders should be aware that brokers may require them to adhere to specific procedures and timetables to use the Reinvestment Service.

TAXES

As with any investment, you should consider the tax consequences of buying, holding, and disposing of Shares. The tax information in this Prospectus is only a general summary of some important federal tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the Funds’ activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Funds and to an investment in Shares.

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Fund distributions to you and your sale of your Shares will have tax consequences to you unless you hold your Shares through a tax-exempt entity or tax-deferred retirement arrangement, such as an individual retirement account or 401(k) plan.

Each Fund intends to qualify each year for taxation as a “regulated investment company.” If a Fund so qualifies and satisfies certain distribution requirements, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends or capital gain distributions.

Taxes on Distributions. Dividends from a Fund’s investment company taxable income – generally, the sum of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid – will be taxable to you as ordinary income to the extent of its earnings and profits, whether they are paid in cash or reinvested in additional Shares. However, dividends a Fund pays to you through 2012 that are attributable to its “qualified dividend income” (i.e., dividends it receives on stock of most domestic and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) generally will be subject to federal income tax at a maximum of 15% if you are an individual, trust, or estate and satisfy those restrictions with respect to your Shares. A portion of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations – the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding real estate investment trusts) and excludes dividends from foreign corporations – subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

Distributions of a Fund’s net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) that it recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2013, will be taxable to you as long-term capital gains, at a maximum rate of 15% if you are an individual, trust, or estate, regardless of your holding period for the Shares on which they are paid and regardless of whether they are paid in cash or reinvested in additional Shares. A Fund’s capital gain distributions may vary considerably from one year to the next as a result of its investment activities and cash flows and the performance of the markets in which it invests.

Distributions in excess of a Fund’s current and accumulated earnings and profits first will reduce your adjusted tax basis in your Shares and, after that basis is reduced to zero, will constitute capital gain. That capital gain will be long-term capital gain, and thus will be taxed at a maximum rate of 15% (if you are an individual, trust, or estate) through 2012, if the distributions are attributable to Shares you held for more than one year.

In general, distributions are subject to federal income tax for the year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

Because of the possibility of high portfolio turnover, the Funds may generate significant amounts of taxable income. Accordingly, the Funds may need to make large and/or frequent distributions. A substantial portion of this income is typically short-term capital gain or loss which will generally be treated as ordinary income when distributed to shareholders.

Fund distributions to tax-deferred or qualified plans, such as an IRA, retirement plan or pension plan, generally will not be taxable. However, distributions from such plans will be taxable to the individual participant notwithstanding the character of the income earned by the qualified plan. Please consult a tax advisor for a more complete explanation of the federal, state, local and foreign tax consequences of investing in a Fund through such a plan.

Taxes When Shares are Sold. Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year, taxable at the maximum 15% rate mentioned above if you are an individual, trust, or estate; otherwise, it will be treated as short-term capital gain. However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of capital gain distributions received with respect to those Shares. In addition, all or a portion of any loss recognized on a sale or exchange of Shares will be disallowed to the extent other Shares of the same Fund are purchased (whether through reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date of the sale or exchange; in that event, the basis in the newly purchased Shares will be adjusted to reflect the disallowed loss.

Holders of Creation Units. A person who purchases Shares of a Fund by exchanging securities for a Creation Unit generally will recognize capital gain or loss equal to the difference between the market value of the Creation Unit and the person’s aggregate basis in the exchanged securities, adjusted for any Balancing Amount paid or received. A shareholder who redeems a Creation Unit generally will recognize gain or loss to the same extent and in the same manner as described above under “Taxes When Shares are Sold.”

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Miscellaneous. A Fund must withhold and remit to the U.S. Treasury 28% of dividends and capital gain distributions otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the social security or other taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from a Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

You may also be subject to state and local taxes on Fund distributions and dispositions of Shares.

Non-U.S. Shareholders. “A “non-U.S. shareholder” is an investor that, for federal income tax purposes, is a nonresident alien individual, a foreign corporation or a foreign estate or trust. Except where discussed otherwise, this disclosure assumes that a non-U.S. shareholder’s ownership of Shares in a Fund is not effectively connected with a trade or business conducted by such non-U.S. shareholder in the United States. This disclosure does not address non-U.S. shareholders who are present in the United States for 183 days or more during the taxable year. Such shareholders should consult their tax advisors with respect to the particular tax consequences to them of an investment in a Fund. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders should consult their tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Dividends paid by a Fund to non-U.S. shareholders will be subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income (other than “qualified interest income” or “short-term capital gains,” as described below). In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an Internal Revenue Service (“IRS”) Form W-8BEN (or substitute form) certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation’s earnings and profits attributable to such dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).

In general, federal income tax will not apply to gain realized on the sale or other disposition of shares of a Fund or to any Fund distributions designated as capital gain dividends, short-term capital gain dividends, or interest-related dividends.

The exemption for short-term capital gain dividends and interest-related dividends applies only with respect to a Fund taxable year ending on or before October 31, 2012, unless legislation is enacted extending this exemption to later taxable years. “Short-term capital gain dividends” are dividends that are attributable to short-term capital gain realized by the Fund (generally, the excess of a Fund’s net short-term capital gain over long-term capital loss for such taxable year, computed with certain adjustments). “Interest-related dividends” are dividends that are attributable to certain original discount, interest on obligations in registered form (with certain exceptions), interest on deposits derived from U.S. sources and any interest-related dividend from another regulated investment company, reduced by expenses that are allocable to such income. Depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as short-term capital gain dividends and interest-related dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.

In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as a short-term capital gain dividend or an interest-related dividend. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate. See the discussion of backup withholding under “Miscellaneous” above.

More information about taxes is in the Funds’ SAI.

FINANCIAL HIGHLIGHTS

No financial information is available for the Funds because those Funds had not commenced operations prior to the date of this Prospectus.

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PROSPECTUS

Direxion Shares ETF Trust

33 Whitehall Street, 10th Floor

New York, New York 10004

866-476-7523

MORE INFORMATION ON THE DIREXION SHARES ETF TRUST

Statement of Additional Information (“SAI”):

The Funds’ SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (“SEC”).

Annual and Semi-Annual Reports to Shareholders:

The Funds’ reports will provide additional information on the Funds’ investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds’ performance during that period.

To Obtain the SAI or Fund Reports Free of Charge:

Write to:	Direxion Shares ETF Trust
33 Whitehall Street, 10th Floor
New York, New York 10004

Call:	866-476-7523

By Internet:	www.direxionshares.com

These documents and other information about the Funds can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Funds may be viewed on screen or downloaded from the EDGAR Database on the SEC’s website at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

SEC File Number: 811-22201

DIREXION SHARES ETF TRUST

STATEMENT OF ADDITIONAL INFORMATION

33 Whitehall Street, 10th Floor

New York, New York 10004

866-476-7523

The Direxion Shares ETF Trust (“Trust”) is an investment company that offers shares of a variety of exchange-traded funds (each a “Fund” and collectively, the “Funds”) to the public. The shares of the Funds (“Shares”) offered in this Statement of Additional Information (“SAI”) trade, or will trade, on the NYSE Arca, Inc. This SAI relates to the Funds listed below.

Quantum Funds

Quantum-ISE Enhanced Broad Market Shares

Quantum-ISE Enhanced Large-Cap Shares

Quantum-ISE Enhanced Small-Cap Shares

February 28, 2012

This SAI, as dated above, is not a prospectus. It should be read in conjunction with the Funds’ prospectus dated February 28, 2012 (“Prospectus”). This SAI is incorporated by reference into the Prospectus. In other words, it is legally part of the Prospectus. To receive a copy of the Prospectus, without charge, write or call the Trust at the address or telephone number listed above.

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THE DIREXION SHARES ETF TRUST

The Trust is a Delaware statutory trust organized on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of 134 separate series or “Funds.”

The Funds seek to provide investment results, before fees and expenses, which correspond to the performance of a particular index or benchmark.

Each Fund issues and redeems Shares only in large blocks of Shares called “Creation Units.” Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of certain of the Funds are listed for trading on the secondary market on an exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per-share price differential. Investors may acquire Shares directly from each Fund, and shareholder may tender their Shares for redemption directly to each Fund, only in Creation Units of 50,000 Shares, as discussed in the “Purchases and Redemptions” section below.

The Funds offered in this SAI trade, or will trade, on the NYSE Arca, Inc. (the “Exchange”).

CLASSIFICATION OF THE FUNDS

Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. A Fund is considered “non-diversified” because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that a Fund assumes large positions in the securities of a small number of issuers, the Fund’s net asset value (“NAV”) may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

Each Fund’s classification as a “non-diversified” series means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to meet certain tax-related diversification standards at the end of each quarter of its taxable year.

EXCHANGE LISTING AND TRADING

The Shares of certain of the Funds will be listed on the Exchange. If the Shares (which are redeemable only when aggregated in Creation Units) trade on the Exchange, they may trade at prices that differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As is the case of other stocks traded on each Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

The trading prices of each Fund’s shares in the secondary market generally differ from each Fund’s daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) may, from time to time, make payments to certain market makers in the Trust’s shares. Information regarding the intraday value of shares of each Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which a Fund is listed or by market data vendors or other information providers.

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The IOPV is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund as a particular point in time, nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The quotations of certain Fund holdings may not be updated during U.S. trading hours is such holdings do not trade in the U.S. The Funds are not involved in, nor responsible for, the calculation or dissemination of the IOPV and make no representations or warranty as to its accuracy.

INVESTMENT POLICIES AND TECHNIQUES

The Funds generally invest at least 80% of their net assets (plus any borrowings for investment purposes) in the securities of an index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities of their respective Index. The Funds may also invest up to 20% of their assets in financial instruments that provide leveraged and unleveraged exposure to their respective index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps collars and floors; swap agreements; forward contracts; short positions; reverse purchase agreements; exchange-traded funds (“ETFs”) and other financial instruments. The Funds also generally hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. In particular, the Funds below seek to track the following investment indices or benchmarks:

Fund	Index or Benchmark
Quantum-ISE Enhanced Broad Market Shares	Quantum-ISE Broad Market Enhanced Return Index
Quantum-ISE Enhanced Large-Cap Shares	Quantum-ISE Large-Cap Enhanced Return Index
Quantum-ISE Enhanced Small-Cap Shares	Quantum-ISE Small-Cap Enhanced Return Index

With the exception of limitations described in the “Investment Restrictions” section below, each Fund may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund’s objective.

This section provides a description of the securities in which a Fund may invest to achieve its investment objective, the strategies it may employ and the corresponding risks of such securities and strategies. The greatest risk of investing in an exchange-traded fund is that its returns will fluctuate and you could lose money. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets. Both domestic and foreign equity markets could experience increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue. The U.S. government has already taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.

Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continued market turbulence may have an adverse effect on the Funds.

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Bank Obligations

Money Market Instruments. The Funds may invest in bankers’ acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”). The Funds also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely a Fund’s ability to resell when it deems advisable to do so.

A Fund may invest in foreign money market instruments, which typically involve more risk that investing in U.S. money market instruments. See “Foreign Securities” below. These risks include, among others, higher brokerage commissions, less public information, and less liquid markets in which to sell and meet large shareholder redemption requests.

Bankers’ Acceptances. Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.” The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

Certificates of Deposit (“CDs”). The FDIC is an agency of the U.S. government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

Commercial Paper. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. A Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor’s® Ratings Services (“S&P®”) or Prime-1 or Prime-2 by Moody’s Investors Service®, Inc. (“Moody’s”), and in other lower quality commercial paper.

Caps, Floors and Collars

The Funds may enter into caps, floors and collars relating to securities, interest rates or currencies. In a cap or floor, the buyer pays a premium (which is generally, but not always a single up-front amount) for the right to receive payments from the other party if, on specified payment dates, the applicable rate, index or asset is greater than (in the case of a cap) or less than (in the case of a floor) an agreed level, for the period involved and the applicable notional amount. A collar is a combination instrument in which the same party buys a cap and sells a floor. Depending upon the terms of the cap and floor comprising the collar, the premiums will partially or entirely offset each other. The notional amount of a cap, collar or floor is used to calculate payments, but is not itself exchanged. The Funds may be both buyers and sellers of these instruments. In addition, the Funds may engage in combinations of put and call options on securities (also commonly known as collars), which may involve physical delivery of securities. Like swaps, caps, floors and collars are very flexible products. The terms of the transactions entered by the Funds may vary from the typical examples described here.

Corporate Debt Securities

A Fund may invest in investment grade corporate debt securities of any rating or maturity. Investment grade corporate bonds are those rated BBB or better by S&P® or Baa or better by Moody’s. Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. See Appendix A for a description of corporate bond ratings. A Fund may also invest in unrated securities.

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Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Depositary Receipts

To the extent a Fund invests in stocks of foreign corporations, a Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Fund investments in depositary receipts, which include ADRs, GDRs and EDRs, are deemed to be investments in foreign securities for purposes of a Fund’s investment strategy.

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Equity Securities

Common Stocks. A Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities. A Fund may invest in convertible securities that may be considered high yield securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. When investing in convertible securities, a Fund may invest in the lowest credit rating category.

Preferred Stock. A Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. When investing in preferred stocks, a Fund may invest in the lowest credit rating category.

Warrants and Rights. A Fund may purchase warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration, but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Foreign Currencies

A Fund may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks not least being the fluctuation of foreign currency exchange rates with respect to the U.S. dollar. Exchange rates fluctuate for a number of reasons.

Inflation. Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation, long-term results may be the opposite.

Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.

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Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal.

The value of a Fund’s investments is calculated in U.S. dollars each day that the New York Stock Exchange is open for business. As a result, to the extent that a Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, a Fund’s NAV per share as expressed in U.S. dollars (and, therefore, the value of your investment) should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur.

The currency-related gains and losses experienced by a Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of a Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in a Fund’s assets also will be affected by the net investment income generated by the money market instruments in which each Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

A Fund may incur currency exchange costs when it sells instruments denominated in one currency and buy instruments denominated in another.

Currency Transactions. A Fund conducts currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. A Fund also enters into forward currency contracts. See “Options, Futures and Other Strategies” below. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

A Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the Adviser is trying to duplicate. For example, the combination of U.S. dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.

A Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.

A Fund may use forward currency contracts for position hedging if consistent with its policy of trying to expose its net assets to foreign currencies. A Fund is not required to enter into forward currency contracts for hedging purposes and it is possible that a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that a Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible, under certain circumstances, that a Fund may have to limit its currency transactions to qualify as a “regulated investment company” under Subchapter M of Chapter 16/Subtitle A of the Internal Revenue Code of 1986, as amended (“Code”)(“RIC”). See “Dividends, Other Distributions and Taxes.”

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A Fund currently does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If a Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, a Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, a Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Since a Fund invests in money market instruments denominated in foreign currencies, it may hold foreign currencies pending investment or conversion into U.S. dollars. Although a Fund values its assets daily in U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund will convert its holdings from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if a Fund tries to resell the currency to the dealer.

Foreign Currency Options. A Fund may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter (“OTC”) market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. OTC options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Foreign Currency Exchange-Related Securities.

Foreign currency warrants. Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is

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determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Principal exchange rate linked securities. Principal exchange rate linked securities (“PERLsSM”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance indexed paper. Performance indexed paper (“PIPsSM”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Foreign Securities

A Fund may have both direct and indirect exposure through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to foreign securities. In most cases, the best available market for foreign securities will be on exchanges or in OTC markets located outside the United States.

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

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Developing and Emerging Markets. Emerging and developing markets abroad may offer special opportunities for investing but may have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

Hybrid Instruments

A Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. A hybrid could be, for example, a bond issued by an oil company that pays a small base level of interest, in addition to interest that accrues when oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of a Fund.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investment in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Illiquid Investments and Restricted Securities

Each Fund may purchase and hold illiquid investments. No Fund will purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does

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not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), which the Board of Trustees (“Board” or “Trustees”) or Rafferty, the Funds’ investment adviser, has determined under Board-approved guidelines are liquid. No Fund, however, currently anticipates investing in such restricted securities.

The term “illiquid investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days; (2) securities for which market quotations are not readily available; (3) OTC options and their underlying collateral; (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; and (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board; and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that a Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on NAV.

Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities, and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

Indexed Securities

A Fund may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See “Illiquid Investments and Restricted Securities” above.

Total Return Rate Swaps

A Fund may enter into total return swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account maintained by an approved custodian, Rafferty believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions. The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each total return swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate NAV at least equal to such accrued excess will be maintained

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in a segregated account by each Fund’s custodian. A Fund will not enter into any total return swap unless Rafferty believes that the other party to the transaction is creditworthy. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

Options, Futures and Other Strategies

General. A Fund may use certain options (traded on an exchange or OTC, or otherwise), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes or to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”). In addition, a Fund’s ability to use Financial Instruments will be limited by tax considerations. See “Dividends, Other Distributions and Taxes.” Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, each Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty may utilize these opportunities to the extent that they are consistent with a Fund’s investment objective and permitted by a Fund’s investment limitations and applicable regulatory authorities. A Fund’s Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon Rafferty’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction. Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3) As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that a Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to close out a position in a Financial Instrument prior to expiration or

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maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Cover. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, the Bank of New York Mellon (“BNYM”), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover or accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange® (“CBOE®”), the Exchange and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

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A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Risks of Options on Currencies and Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from which it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500® Index, the NYSE Composite Index or the AMEX® Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from a Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to a Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the

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multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require a Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Forward Contracts. The Funds may enter into equity, equity index or interest rate forward contracts for purposes of attempting to gain exposure to an index or group of securities without actually purchasing these securities, or to hedge a position. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date. Because they are two-party contracts and because they may have terms greater than seven days, forward contracts may be considered to be illiquid for the Fund’s illiquid investment limitations. A Fund will not enter into any forward contract unless Rafferty believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor.

Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. A Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

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Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

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Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Combined Positions. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Other Investment Companies

Open-End and Closed-End Investment Companies. The Funds may invest in shares of open-end and closed-end investment companies in accordance with the investment restrictions in the 1940 Act. Shares of an ETF that has received exemptive relief from the SEC to permit other funds to invest in the shares without these limitations are excluded from such restrictions. A Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company’s advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company. To the extent that a Fund invests in open-end or closed-end investment companies that invest primarily in the securities of companies located outside the United States, see the risks related to foreign securities set forth above.

Exchange-Traded Funds. The Funds may invest in ETFs, which are registered investment companies, partnerships or trusts that are bought and sold on a securities exchange. A Fund may also invest in exchange-traded notes (“ETN”), which are structured debt securities. Additionally, a Fund may invest in swap agreements referencing ETFs. Whereas ETFs’ liabilities are secured by their portfolio securities, ETNs’ liabilities are unsecured general obligations of the issuer. Most ETFs and ETNs are designed to track a particular market segment or index. ETFs and ETNs share expenses associated with their operation, typically including, with respect to ETFs, advisory fees. When a Fund invests in an ETF or ETN, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF’s or ETN’s expenses. The risks of owning an ETF or ETN generally reflect the risks of owning the underlying securities the ETF or ETN is designed to track, although lack of liquidity in an ETF or ETN could result in it being more volatile than the underlying portfolio of securities. If a Fund invests in ETFs or swap agreements referencing ETFs, the underlying ETFs may not necessarily track the same index as the Fund. In addition, because of ETF or ETN expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF or ETN. The value of an ETN security should also be expected to fluctuate with the credit rating of the issuer.

Payment-In-Kind Securities and Strips

A Fund may invest in payment-in-kind securities and strips of any rating or maturity. Payment-in-kind securities allow the issuer, at its option, to make current interest payments on the bonds either in cash or in bonds. Both zero-coupon securities and payment-in-kind securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments to satisfy distribution requirements. A Fund may also invest in strips, which are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero-coupon securities. Like zero-coupon securities and payment-in-kind securities, strips are generally more sensitive to interest rate fluctuations than interest paying securities of comparable term and quality.

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Repurchase Agreements

A Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. government security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during a Fund’s holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. No Fund may enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See “Illiquid Investments and Restricted Securities” above.

A Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by a Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, a Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by a Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to repurchase the security. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

Reverse Repurchase Agreements

A Fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities a Fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities. During that time, a Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of a Fund’s limitation on borrowing.

Short Sales

A Fund may engage in short sale transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed stock, a Fund will: (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short; or (2) otherwise cover a Fund’s short position.

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Swap Agreements

A Fund may enter into swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. A Fund also will establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s illiquid investment limitations. A Fund will not enter into any swap agreement unless Rafferty believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

A Fund may enter into a swap agreement with respect to an equity market index in circumstances where Rafferty believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

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U.S. Government Sponsored Enterprises (“GSE”)

GSE securities are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Some obligations issued by GSEs and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. Those securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. government currently provides financial support to such GSEs or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

Certain U.S. government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. Others, such as securities issued by the Fannie Mae© and Freddie Mac©, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to GSEs or instrumentalities if it is not legally obligated to do so. A fund will invest in securities of such instrumentalities only when Rafferty is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

U.S. Government Securities

A Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

U.S. government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Federal National Mortgage Association (“Fannie Mae©”), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association (“Ginnie Mae®”), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks the Federal Home Loan Mortgage Corporation (“Freddie Mac©”), the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association (“Sallie Mae©”).

In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae© and Freddie Mac® had been placed in conservatorship. Since that time, Fannie Mae© and Freddie Mac® have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases of their mortgage backed securities (“MBS”). The FHFA and the U.S. Treasury (through its agreement to purchase Fannie Mae© and Freddie Mac® preferred stock) have imposed strict limits on the size of their mortgage portfolios. While the MBS purchase programs ended in 2010, the U.S. Treasury continues its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. While the U.S. Treasury is committed to offset negative equity at Fannie Mae© and Freddie Mac® through its preferred stock purchases through 2012, no assurance can be given that any Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure that Fannie Mae© and Freddie Mac® will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue beyond that date.

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In addition, the problems faced by Fannie Mae© and Freddie Mac®, resulting in their being placed into federal conservatorship and receiving significant U.S. Government support, have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. The Obama Administration produced a report to Congress on February 11, 2011, outlining a proposal to wind down Fannie Mae© and Freddie Mac® by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio. Serious discussions among policymakers continue, however, as to whether Fannie Mae© and Freddie Mac® should be nationalized, privatized, restructured, or eliminated altogether. Fannie Mae© and Freddie Mac® also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of Fannie Mae© and Freddie Mac® is in question as the U.S. Government considers multiple options.

Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of a Fund’s portfolio investments in these securities.

When-Issued Securities

A Fund may enter into firm commitment agreements for the purchase of securities on a specified future date. A Fund may purchase, for example, new issues of fixed-income instruments on a when-issued basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of transaction. A Fund will not purchase securities on a when-issued basis if, as a result, more than 15% of its net assets would be so invested. If a Fund enters into a firm commitment agreement, liability for the purchase price and the rights and risks of ownership of the security accrue to a Fund at the time it becomes obligated to purchase such security, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of such an agreement would be to obligate a Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time a Fund is obligated to purchase such a security, it will be required to segregate assets with an approved custodian in an amount sufficient to settle the transaction.

Other Investment Risks and Practices

Borrowing. A Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Fund’s NAV and on a Fund’s investments. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

A Fund may borrow money to facilitate management of a Fund’s portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

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Lending Portfolio Securities.

Each Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities, shares of registered and unregistered money market funds and cash as collateral with a Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. The value of this collateral could decline, causing the Fund to experience a loss. While a Fund’s portfolio securities are on loan, a Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. A Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on a four-business days notice or by the borrower on a one-day notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. A Fund could lose money from securities lending if, for example, it is delayed or prevented from selling the collateral after a loan is made, in recovering the securities loaned or if the Fund incurs losses on the reinvestment of cash collateral. Each Fund currently has no intention of lending its portfolio securities.

Portfolio Turnover. The Trust anticipates that each Fund’s annual portfolio turnover will vary. A Fund’s portfolio turnover rate is calculated by the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of a Fund’s investments may have a remaining maturity of less than one year; in that case, the portfolio turnover rate for that period would be equal to zero. However, each Fund’s portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund’s shareholders resulting from its distributions of increased net capital gains, if any, recognized as a result of the sales. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Risk of Tracking Error

Several factors may affect a Fund’s ability to track the performance of its applicable index. Among these factors are: (1) Fund expenses, including brokerage expenses and commissions (which may be increased by high portfolio turnover); (2) less than all of the securities in the target index being held by a Fund and securities not included in the target index being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the cash market comprising an index; (4) bid-ask spreads; (5) a Fund holding instruments that are illiquid or the market for which becomes disrupted; and (6) the need to conform a Fund’s portfolio holdings to comply with that Fund’s investment restrictions or policies, or regulatory or tax law requirements.

While index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviation, such as on a daily basis, does occur with these instruments. As a result, a Fund’s short-term performance will reflect such deviation from its target index.

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INVESTMENT RESTRICTIONS

The Trust, on behalf of each Fund, has adopted the following investment policies which are fundamental policies that may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act. As defined by the 1940 Act, a “vote of a majority of the outstanding voting securities of the Fund” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Each Fund’s investment objective is a non-fundamental policy of the Fund. Non-fundamental policies may be changed by the Board without shareholder approval.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

Each Fund may not:

1.	Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.	Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3.	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	Except for any Fund that is “concentrated” in an industry or group of industries within the meaning of the 1940 Act, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

5.	Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

6.	Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts and other financial instruments.

7.	Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or other investment company securities.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, Rafferty is responsible for decisions to buy and sell securities for each Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that a Fund may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

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When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer’s “spread,” the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

In effecting portfolio transactions for a Fund, Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available. With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to a Fund or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. Each Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and Rafferty from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty may use research and services provided to it by brokers in servicing all Funds; however, not all such services may be used by Rafferty in connection with a Fund. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty, this information and these services are of indeterminable value and would not reduce Rafferty’s investment advisory fee to be paid by a Fund.

Purchases and sales of U.S. government securities normally are transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

No brokerage commissions are provided for the Funds because they had not commenced operations prior to the date of this SAI.

PORTFOLIO HOLDINGS INFORMATION

Disclosure of a Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. In addition, each Fund’s portfolio holdings will be made available on the Funds’ website at www.direxionshares.com each day the Funds are open for business.

The portfolio composition file (“PCF”) and the IOPV, which contain portfolio holdings information, is made available daily, including to the Funds’ service providers to facilitate the provision of services to the Funds and to certain other entities as necessary for transactions in Creation Units. Such entities may be limited to National Securities Clearing Corporation (“NSCC”) members, subscribers to various fee-based services, investors that have entered into an authorized participant agreement with the Distributor and the transfer agent or purchase Creation Units through a dealer that has entered into such an agreement (“Authorized Participants”), and other institutional market participants that provide information services. Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or through other fee-based services to NSCC members and/or subscribers to the fee-based services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market.

Daily access to the PCF file and IOPV is permitted to: (i) certain personnel of service providers that are involved in portfolio management and providing administrative, operational, or other support to portfolio management; (ii) Authorized Participants through NSCC, and (iii) other personnel of the Adviser and the Funds’ distributor, administrator, custodian and fund accountant who are involved in functions which may require such information to conduct business in the ordinary course.

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From time to time, rating and ranking organizations such as Standard & Poor’s® and Morningstar®, Inc. may request complete portfolio holdings information in connection with rating a Fund. To prevent such parties from potentially misusing the complete portfolio holdings information, a Fund will generally only disclose such information no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.

In addition, the Funds’ President may grant exceptions to permit additional disclosure of the complete portfolio holdings information at differing times and with differing lag times to rating agencies and to the parties noted above, provided that (1) a Fund has a legitimate business purpose for doing so; (2) it is in the best interests of shareholders; (3) the recipient is subject to a confidentiality agreement; and (4) the recipient is subject to a duty not to trade on the nonpublic information. The Chief Compliance Officer shall report any disclosures made pursuant to this exception to the Board.

MANAGEMENT OF THE TRUST

The Board of Trustees

The Trust is governed by its Board of Trustees. The Board is responsible for and oversees the overall management and operations of the Trust and the Funds, which includes the general oversight and review of the Funds’ investment activities, in accordance with federal law and the law of the State of Delaware, as well as the stated policies of the Funds. The Board oversees the Trust’s officers and service providers, including Rafferty, which is responsible for the management of the day-to-day operations of the Funds based on policies and agreements reviewed and approved by the Board. In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers, including personnel from Rafferty, BNYM and Alaric Compliance Services, LLC (“Alaric”), and the Trust’s Chief Compliance Officer (“CCO”). The Board also is assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel and other professionals as appropriate.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and the Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds. Rafferty, as part of its responsibilities for the day-to-day operations of the Funds, is responsible for day-to-day risk management for the Funds. The Board, in the exercise of its reasonable business judgment performs its risk management oversight directly and, as to certain matters, through its committees (described below) and through the Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.

The Board has adopted, and periodically reviews, policies and procedures designed to address risks to the Trust and the Funds. In addition, under the general oversight of the Board, Rafferty and other service providers to the Funds have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Funds. Different processes, procedures and controls are employed with respect to different types of risks.

The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons. The CCO and senior officers of Rafferty, BNYM and Alaric regularly report to the Board on a range of matters, including those relating to risk management. The Board also regularly receives reports from Rafferty and BNYM with respect to the Funds’ investments. In addition to regular reports from these parties, the Board also receives reports regarding other service providers to the Trust, either directly or through Rafferty, BNYM, Alaric or the CCO, on a periodic or regular basis. At least annually, the Board receives a report from the CCO regarding the effectiveness of the Funds’ compliance program. Also, on an annual basis, the Board receives reports, presentations and other information from Rafferty in connection with the Board’s consideration of the renewal of each of the Trust’s agreements with Rafferty and the Trust’s distribution plan under Rule 12b-1 under the 1940 Act.

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The CCO reports regularly to the Board on Fund valuation matters. The Audit Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Funds’ compliance program.

Board Structure and Related Matters

Board members who are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”) constitute three-quarters of the Board. The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter approved by the Board that delineates the specific responsibilities of that committee. The Board has established three standing committees: the Audit Committee, the Nominating Committee and the Qualified Legal Compliance Committee. For example, the Audit Committee is responsible for specific matters related to oversight of the Funds’ independent auditors, subject to approval of the Audit Committee’s recommendations by the Board. The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Chairman of the Board is not an Independent Trustee and the Board has chosen not to have a lead Independent Trustee. However, the Board believes that its leadership structure, including its Independent Trustees and Board committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Funds, the number of Funds overseen by the Board, the arrangements for the conduct of the Funds’ operations, the number of Trustees, and the Board’s responsibilities. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Funds in the complex.

The Trust is part of the Direxion Family of Investment Companies, which is comprised of the 134 portfolios within the Trust, 30 portfolios within the Direxion Funds and 1 portfolio within Direxion Insurance Trust. The Independent Trustees constitute three-quarters of the board of trustees of Trust.

The Board holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. During a portion of each in-person meeting, the Independent Trustees meet outside of management’s presence. The Independent Trustees may hold special meetings, as needed, either in person or by telephone.

The Trustees of the Trust are identified in the tables below, which provide information regarding their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust as of December 31, 2011. Each of the non-interested Trustees of the Trust also serve on the Board of the Direxion Funds and Direxion Insurance Trust, the other registered investment companies in the Direxion mutual fund complex. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004.

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Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(1) Age: 43	President	One Year; Since 2008	Managing Director of Rafferty, 1999-present.	134	None.
	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008

Non-Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel J. Byrne Age: 67	Trustee	Lifetime of Trust until removal or resignation; Since 2008	President and Chief Executive Officer of Byrne Securities Florida Inc. (formerly, Byrne Securities Inc.), 1992-present.	163	None.

Gerald E. Shanley III Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	163	None.

John Weisser Age: 70	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	156	Director, Eclipse Funds (2 Funds), Eclipse Funds, Inc. (1 Fund); Director, The MainStay Funds Trust (28 Funds), The MainStay Funds (14 Funds), MainStay VP Fund Series (28 Funds).

(1)	Mr. O’Neill is affiliated with Rafferty. Mr. O’Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.
(2)	The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 28 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 55 of the 134 funds currently registered with the SEC.

In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

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Daniel J. Byrne: Mr. Byrne has extensive financial services and business experience as an executive at a securities broker-dealer firm, a partner in a hedge fund, and president and chief executive officer of a private corporation. He has served as a director of a civic organization. He also has multiple years of service as a Trustee.

Daniel D. O’Neill: Mr. O’Neill has extensive experience in the investment management business, including as managing director of Rafferty.

Gerald E. Shanley III: Mr. Shanley has audit experience and spent ten years in the tax practice of an international public accounting firm. He is a certified public accountant and has a JD degree. He has extensive business experience as the president of a closely held manufacturing company, a director of several closely held companies, a business and tax consultant and a trustee of a private investment trust. He has served on the boards of several charitable and not for profit organizations. He also has multiple years of service as a Trustee.

John Weisser: Mr. Weisser has extensive experience in the investment management business, including as managing director of an investment bank and a director of other registered investment companies. He also has multiple years of service as a Trustee.

Board Committees

The Trust has an Audit Committee, consisting of Messrs. Weisser, Byrne and Shanley. The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; and addressing any other matters regarding audits.

The Trust also has a Nominating Committee, consisting of Messrs. Weisser, Byrne and Shanley, each of whom is a disinterested member of the Board. The primary responsibilities of the nominating committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating Committee also evaluates and nominates Board member candidates. The Nominating Committee will consider nominees recommended by shareholders. Such recommendations should be in writing and addressed to a Fund with attention to the Nominating Committee Chair. The recommendations must include the following Preliminary Information regarding the nominee: (1) name; (2) date of birth; (3) education; (4) business professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance.

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Weisser, Byrne and Shanley. The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report (“Report”) made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee or agent of the Trust.

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Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004. As of the date of this SAI, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill Age: 43	President	One Year; Since 2008	Managing Director of Rafferty, 1999-present.	134	N/A
	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008

Patrick J. Rudnick Age: 38	Principal Financial Officer and Treasurer	One Year; Since 2010	Vice President, U.S. Bancorp Fund Services, LLC (“USBFS”), since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

Bernard “Bob” Frize Age: 43	Chief Compliance Officer	One Year; Since 2008	Director, Alaric Compliance Services, LLC September 2007 to present; Business Consultant, BusinessEdge Solutions January 2007 – June 2007; Associate Vice President, Pershing Adviser Solutions April 1996 – January 2007.	N/A	N/A

Angela Brickl Age: 35	Secretary	One Year; Since 2011	Vice President, Rafferty Asset Management, LLC, since October 2010; Summer Associate at Skadden, Arps, Slate, Meagher & Flom, LLP, May – Aug 2009; Summer Associate at Foley & Lardner, LLP May – August 2008; Vice President USBFS November 2003 – August 2007.	N/A	N/A

(1)	Each officer of the Trust holds office until his or her successor is elected and qualified or until his or her earlier death, inability to serve, removal or resignation.
(2)	The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 28 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 55 of the 134 funds currently registered with the SEC.

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As of the calendar year ended December 31, 2011, no Trustee owns Shares of any Fund. The following table shows the amount of equity securities owned in the Direxion Family of Investment Companies by the Trustees as of the calendar year ended December 31, 2011:

Dollar Range of Equity Securities Owned:	Interested Trustee:	Non-Interested Trustees:
	Daniel D. O’Neill	Daniel J. Byrne	Gerald E. Shanley III	John Weisser
Aggregate Dollar Range of Equity Securities in the Direxion Family of Investment Companies(1)	Over $100,000	$0	$0	$0

(1)

The “Direxion Family of Investment Companies” consists of: (1) the Direxion Shares ETF Trust, which currently offers for sale to the public 51 of the 134 funds currently registered with the SEC; (2) Direxion Funds, which currently offers for sale to the public 30 funds; and (3) the Direxion Insurance Trust, which currently offers for sale to the public 1 fund.

The Trust’s Trust Instrument provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

No officer, director or employee of Rafferty receives any compensation from the Funds for acting as a Trustee or officer of the Trust. The following table shows the estimated compensation to be earned by each Trustee for the Trust’s fiscal year ending October 31, 2011:

Name of Person, Position	Aggregate Compensation From the Funds(1)	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Family of Investment Companies Paid to the Trustees(2)
Interested Trustees
Daniel D. O’Neill	$0	$0	$0	$0
Disinterested Trustees
Daniel J. Byrne	$75,000	$0	$0	$95,000
Gerald E. Shanley III	$75,000	$0	$0	$95,000
John Weisser	$75,000	$0	$0	$95,000

(1)	Costs associated with Trustee compensation are allocated across the operational Funds based on the net assets of each Fund in the Trust.
(2)	For the fiscal year ended October 31, 2011 trustees’ fees and expenses in the amount of $225,000 were incurred by the Trust.

Principal Shareholders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.

Because the Funds had not commenced operations prior to the date of this SAI, the Funds did not have control persons or principal shareholders and the Trustees and officers did not own shares of the Funds.

Investment Adviser

Rafferty Asset Management, LLC, 33 Whitehall Street, 10th Floor, New York, New York 10004, provides investment advice to the Funds. Rafferty was organized as a New York limited liability corporation in June 1997. Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.

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Under an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of each Fund, and Rafferty dated August 13, 2008, Rafferty provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with or interested persons of Rafferty. The Trust bears all other expenses that are not assumed by Rafferty as described in the Prospectus. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, each Fund pays Rafferty 0.65% at an annual rate based on its average daily net assets.

Each Fund is responsible for its own operating expenses. Rafferty has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) through April 1, 2013, to the extent that they exceed 0.85% of the daily net assets of each Fund. This agreement may be terminated at any time at the discretion of the Board upon notice to the Adviser and without the approval of Fund shareholders. The agreement may be terminated by the Adviser only with the consent of the Board.

The Advisory Agreement was initially approved by the Trustees (including all non-interested Trustees) and Rafferty, as sole shareholder of each Fund in compliance with the 1940 Act. The Advisory Agreement with respect to each Fund will continue in force for an initial period of two years after the date of its approval. Thereafter, the Advisory Agreement will be renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or Rafferty.

No advisory fees are provided for the Funds because they had not commenced operations prior to the date of this SAI.

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust and Rafferty have adopted Codes of Ethics. These codes permit portfolio managers and other access persons of a Fund to invest in securities that may be owned by a Fund, subject to certain restrictions.

Portfolio Managers

An investment team of Rafferty employees has the day-to-day responsibility for managing the Funds. The investment team generally decides the target allocation of each Fund’s investments and on a day-to-day basis, an individual portfolio manager executes transactions for the Funds consistent with the target allocation. The portfolio managers rotate among the Funds periodically so that no single portfolio manager is responsible for a specific Fund for extended periods of time. Paul Brigandi, each Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Funds.

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In addition to the Funds, each member of the investment team manages the following other accounts as of October 31, 2011:

Accounts	Total Number of Accounts	Total Assets	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	84	$78.56 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$27.8 million	0	$0

Rafferty manages other accounts with investment objectives similar to that of the Funds. In addition, two or more Funds may invest in the same securities but the nature of each investment (long or short) may be opposite and in different proportions. Rafferty ordinarily executes transactions for a Fund “market-on-close,” in which Funds purchasing or selling the same security receive the same closing price.

Rafferty has not identified any additional material conflicts between a Fund and other accounts managed by the investment team. However, the portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over and devote unequal time and attention to a Fund and other accounts. Another potential conflict could include the portfolio managers’ knowledge about size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. This could create potential conflicts of interest resulting in a Fund paying higher fees or one investment vehicle out performing another. The Adviser has established policies ad procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

The investment team’s compensation is paid by Rafferty. Their compensation primarily consists of a fixed base salary and a bonus. The investment team’s salary is reviewed annually and increases are determined by factors such as performance and seniority. Bonuses are determined by the individual performance of an employee including factors such as attention to detail, process, and efficiency, and are impacted by the overall performance of the firm. The investment team’s salary and bonus are not based on a Fund’s performance and as a result, no benchmarks are used. Along with all other employees of Rafferty, the investment team may participate in the firm’s 401(k) retirement plan where Rafferty may make matching contributions up to a defined percentage of their salary.

The members of the investment team do not own any shares of the Funds as of the date of this SAI.

Proxy Voting Policies and Procedures

The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by a Fund as part of their investment advisory services, subject to the supervision and oversight of the Board. The Proxy Voting Policies of Rafferty are attached as Appendix B. Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of a Fund and their shareholders, taking into account the value of a Fund’s investments.

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More Information. The actual voting records relating to portfolio securities for future 12-month periods ending June 30 will be available without charge, upon request by calling toll-free, 1-866-476-7523 or by accessing the SEC’s website at www.sec.gov.

Fund Administrator, Index Receipt Agent, Fund Accounting Agent, Transfer Agent and Custodian

The Bank of New York Mellon, One Wall Street, New York, New York 10286, serves as the Funds’ transfer agent, administrator, custodian and index receipt agent. Rafferty also performs certain administrative services for the Funds.

Pursuant to a Fund Administration and Accounting Agreement between the Trust and BNYM, BNYM provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. As compensation for the administration and management services, the Trust pays BNYM a fee based on the Trust’s total average daily net assets of 0.04% on net assets, with a minimum annual complex fee of approximately $200,000. For the accounting services, the Trust pays BNYM a fee based on the Trust’s total average daily net assets of 0.03% and a minimum annual complex fee of approximately $160,000. BNYM also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

Pursuant to a Custodian Agreement, BNYM serves as the custodian of a Fund’s assets. The custodian holds and administers the assets in a Fund’s portfolios. Pursuant to the Custody Agreement, the custodian receives an annual fee based on the Trust’s total average daily net assets of 0.0075% and certain settlement charges. The custodian also is entitled to certain out-of-pocket expenses.

No administrative and management services fees or custodian fees are shown for the Funds because they had not commenced operations prior to the date of this SAI.

Distributor

Foreside Fund Services, LLC, located at 3 Canal Plaza, Suite 100, Portland, Maine 04101, serves as the distributor (“Distributor”) in connection with the continuous offering of each Fund’s shares. The Distributor is a broker-dealer registered with the SEC under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. The Trust offers Shares of the Funds for sale through the Distributor in Creation Units, as described below. The Distributor will not sell or redeem Shares in quantities less than Creation Units. The Distributor will deliver a Prospectus to persons purchasing Creation Units and will maintain records of Creation Unit orders placed and confirmations furnished by it. Pursuant to a written agreement, the Adviser pays the Distributor for distribution-related services.

Distribution and Service Plan

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Rule 12b-1 Distribution and Service Plan (“Rule 12b-1 Plan”) pursuant to which each Fund may pay certain expenses incurred in the distribution of its shares and the servicing and maintenance of existing shareholder accounts. The Distributor, as the Funds’ principal underwriter, and Rafferty may have a direct or indirect financial interest in the Plan or any related agreement. Pursuant to the Rule 12b-1 Plan, each Fund may pay a fee of up to 0.25% of the Fund’s average daily net assets. No Rule 12b-1 fee is currently being charged to any of the Funds.

The Plan was approved by the Board, including a majority of the non-interested Trustees of the Funds. In approving each Plan, the Trustees determined that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plans and the purpose for which such expenditures were made.

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The Plan permits payments to be made by each Fund to the Distributor or other third parties for expenditures incurred in connection with the distribution of Fund shares to investors and the provision of certain shareholder services. The distributor or other third parties are authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of each Fund. In addition, the Plan authorizes payments by each Fund to the Distributor or other third parties for the cost related to selling or servicing efforts, preparing, printing and distributing Fund prospectuses, statements of additional information, and shareholder reports to investors.

Independent Registered Public Accounting Firm

Ernst & Young LLP (“E&Y”), 5 Times Square New York, New York, 10036 is the independent registered public accounting firm for the Trust.

Legal Counsel

The Trust has selected K&L Gates LLP, 1601 K Street, N.W., Washington, DC 20006, as its legal counsel.

DETERMINATION OF NET ASSET VALUE

A Fund’s share price is known as its NAV. Each Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time, each day the NYSE is open for business (“Business Day.”) The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The NYSE may close early on the business day before each of these holidays and on the day after Thanksgiving Day. NYSE holiday schedules are subject to change without notice.

If the exchange or market on which the other Funds’ investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated. The value of a Fund’s assets that trade in markets outside the United States or in currencies other than the U.S. dollar may fluctuate when foreign markets are open but the Funds are not open for business.

A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ Global Market® (“NASDAQ®”) for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ® each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern time, unless that price is outside the range of the “inside” bid and asked prices’ in that case, NASDAQ® will adjust the price to equal the inside bid or asked price, whichever is closer. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.

When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value by procedures as adopted by the Board.

For purposes of determining NAV per share of a Fund, options and futures contracts are valued at the last sales prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the last sale price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the last sale price for a like option acquired on the day on which the option is being valued. A last sale price may not be used for the foregoing purposes if the market makes a limited move with respect to a particular instrument.

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For valuation purposes, quotations of foreign securities or other assets denominated in foreign currencies are translated to U.S. dollar equivalents using the net foreign exchange rate in effect at the close of the stock exchange in the country where the security is issued. Short-term debt instruments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. If the Board determines that the amortized cost method does not represent the fair value of the short-term debt instrument, the investment will be valued at fair value as determined by procedures as adopted by the Board. U.S. government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service (“Pricing Service”).

OTC securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-distribution date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of a Fund are valued at fair value.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on April 23, 2008, and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. The Board may designate additional series of beneficial interest and classify Shares of a particular series into one or more classes of that series.

All Shares of the Trust are freely transferable. The Shares do not have preemptive rights or cumulative voting rights, and none of the Shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Shares have equal voting rights, except that, in a matter affecting a particular series or class of Shares, only Shares of that series of class may be entitled to vote on the matter. Trust shareholders are entitled to require the Trust to redeem Creation Units of their Shares. The Trust Instrument confers upon the Broad of Trustees the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares of the Trust to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the applicable Fund.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of Funds’ shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

The Trust Instrument disclaims liability of the shareholders of the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification from the Trust’s property for all loss and expense of any Fund shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.

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If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Book Entry Only System

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, Inc., the AMEX and the Financial Industry Regulatory Authority. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

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Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants an the Indirect Participants and Beneficial owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange. The Trust will not make the DTC book-entry Dividend Reinvestment Service available for use by Beneficial Owners for reinvestment of their cash proceeds but certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.

PURCHASES AND REDEMPTIONS

The Trust issues and redeems Shares of each Fund only in aggregations of Creation Units. The number of Shares of a Fund that constitute a Creation Unit for each Fund and the value of such Creation Unit will be 50,000 and $3,000,000, respectively.

See “Purchase and Issuance of Shares in Creation Units” and “Redemption of Creation Units” below. The Board reserves the right to declare a split or a consolidation in the number of Shares outstanding of any Fund, and may make a corresponding change in the number of Shares constituting a Creation Unit, in the event that the per Shares price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board for any other reason.

Purchase and Issuance of Creation Units

The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day (as defined above), of an order in proper form.

Creation Units of Shares may be purchased only by or through an Authorized Participant. Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available an amount of cash sufficient to pay the Balancing Amount and the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Balancing Amount. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units of Shares may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor.

Purchases through the Clearing Process

An Authorized Participant may place an order to purchase (or redeem) Creation Units (i) through the Continuous Net Settlement clearing processes of NSCC as such processes have been enhanced to effect purchases (and redemptions) of Creation Units, such processes being referred to herein as the “Enhanced Clearing Process,” or (ii)

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outside the Enhanced Clearing Process, being referred to herein as the Manual Clearing Process. To purchase or redeem through the Enhanced Clearing Process, an Authorized Participant must be a member of National Securities Clearing Corporation (“NSCC”) that is eligible to use the Continuous Net Settlement system. For purchase orders placed through the Enhanced Clearing Process, in the Authorized Participant Agreement the Participant authorizes the Transfer Agent to transmit to the NSCC, on behalf of an Authorized Participant, such trade instructions as are necessary to effect the Authorized Participant’s purchase order. Pursuant to such trade instructions to the NSCC, the Authorized Participant agrees to deliver the Portfolio Deposit and such additional information as may be required by the Transfer Agent or the Distributor. A purchase order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent’s automated system, telephone, facsimile or other means permitted under the Authorized Participant Agreement, in order to receive that day’s NAV per Share. All other procedures set forth in the Authorized Participant Agreement must be followed in order for you to receive the NAV determined on that day.

The consideration for purchase of a Creation Unit of Shares of a Fund consists of either cash or the Deposit Securities that is a representative sample of the securities in the Fund’s underlying index, the Balancing Amount, and the appropriate Transaction Fee (collectively, the “Portfolio Deposit”). The Balancing Amount will be the amount equal to the differential, if any, between the total aggregate market value of the Deposit Securities and the NAV of the Creation Unit(s) being purchased and will be paid to, or received from, the Trust after the NAV has been calculated.

BNYM makes available through the NSCC on each Business Day, either immediately prior to the opening of business on the Exchange or the night before, the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Fund. Such Portfolio Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of Shares of a given Fund until such time as the next-announced Portfolio Deposit made available.

The identity and number of shares of the Deposit Securities required for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by Rafferty with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the relevant securities index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Balancing Amount to replace any Deposit Security which may not be available in sufficient quantity for delivery or for other similar reasons. The adjustments described above will reflect changes, known to Rafferty on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the subject index being tracked by the relevant Fund, or resulting from stock splits and other corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Balancing Amount effective through and including the previous Business Day, per outstanding Share of each Fund, will be made available.

Shares may be issued in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a greater value than the NAV of the Shares on the date the order is placed in proper form since, in addition to the available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Balancing Amount, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. The Participation Agreement will permit the Trust to buy the missing Deposit Securities any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian Bank or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Shares so

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purchased will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor. Due to the schedule of holidays in certain countries, however, the delivery of Shares may take longer than three Business Days following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods. A list of local holidays in the foreign countries or markets relevant to the international funds is set forth under “Regular Foreign Holidays” below.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Purchases Through the Manual Clearing Process

An Authorized Participant that wishes to place an order to purchase Creation Units outside the Enhanced Clearing Process must state that it is not using the Enhanced Clearing Process and that the purchase instead will be effected through a transfer of securities and cash either through the Federal Reserve System (for cash and U.S. government securities) or directly through DTC. Purchases (and redemptions) of Creation Units of the Funds settled outside the Enhanced Clearing Process will be subject to a higher Transaction Fee than those settled through the Enhanced Clearing Process. Purchase orders effected outside the Enhanced Clearing Process are likely to require transmittal by the Authorized Participant earlier on the Transmittal Date than orders effected using the Enhanced Clearing Process. Those persons placing orders outside the Enhanced Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve System (for cash and U.S. government securities) by contacting the operations department of the broker or depository institution effectuating such transfer of the Portfolio Deposit.

Rejection of Purchase Orders

The Trust reserves the absolute right to reject a purchase order transmitted to it by the Distributor in respect of any Fund if (a) the purchaser or group of purchasers, upon obtaining the shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (b) the Deposit Securities delivered are not as specified by Rafferty and Rafferty has not consented to acceptance of an in-kind deposit that varies from the designated Deposit Securities; (c) acceptance of the purchase transaction order would have certain adverse tax consequences to the Fund; (d) the acceptance of the purchase transaction order would, in the opinion of counsel, be unlawful; (e) the acceptance of the purchase transaction order would otherwise, in the discretion of the Trust or Rafferty, have an adverse effect on the Trust or the rights of beneficial owners; (f) the value of a Cash Purchase Amount, or the value of the Balancing Amount to accompany an in-kind deposit exceed a purchase authorization limit extended to an Authorized Participant by the custodian and the Authorized Participant has not deposited an amount in excess of such purchase authorization with the custodian by 4:00 p.m. Eastern Time on the Transmittal Date; or (g) in the event that circumstances outside the control of the Trust, the Distributor and Rafferty make it impractical to process purchase orders. The Trust shall notify a prospective purchaser of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of purchase transaction orders nor shall either of them incur any liability for the failure to give any such notification.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor on any Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of Shares. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

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Placement of Redemption Orders Using Enhanced Clearing Process

Orders to redeem Creation Units of Funds through the Enhanced Clearing Process must be delivered through an Authorized Participant that is a member of NSCC that is eligible to use the Continuous Net Settlement System. A redemption order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent’s automated system, telephone, facsimile or other means permitted under the Authorized Participant Agreement, in order to receive that day’s NAV per Share. All other procedures set forth in the Authorized Participant Agreement must be followed in order for you to receive the NAV determined on that day.

With respect to each Fund, Rafferty makes available through the NSCC immediately prior to the opening of business on the Exchange on each day that the Exchange is open for business the Portfolio Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Redemption Securities”). These securities may, at times, not be identical to Deposit Securities which are applicable to a purchase of Creation Units.

The redemption proceeds for a Creation Unit consist of either cash or Redemption Securities, as announced by Rafferty through the NSCC on any Business Day, plus the Balancing Amount. The redemption transaction fee described below is deducted from such redemption proceeds.

Placement of Redemption Orders Outside Clearing Process

Orders to redeem Creation Units of Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Authorized Participant Agreement and, for the Fixed Income Funds, has the ability to transact through the Federal Reserve System. A DTC Participant who wishes to place an order for redemption of Creation Units of a Fund to be effected outside the Clearing Process need not be an Authorized Participant, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC or the Federal Reserve System (for cash and U.S. government securities). A redemption order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent’s automated system, telephone, facsimile or other means permitted under the Authorized Participant Agreement, in order to receive that day’s NAV per Share. All other procedures set forth in the Authorized Participant Agreement must be followed in order for you to receive the NAV determined on that day. The order must be accompanied or preceded by the requisite number of Shares of Funds specified in such order, which delivery must be made through DTC or the Federal Reserve System to the Custodian by the third Business Day following such Transmittal Date (“DTC Cut-Off Time”); and (iii) all other procedures set forth in the Authorized Participant Agreement must be properly followed.

For the Funds, if it is not possible to effect deliveries of the Redemption Securities, the Fund may in its discretion exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit. The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in net asset value.

After the Transfer Agent has deemed an order for redemption of a Fund’s shares outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Redemption Securities, which are expected to be delivered within three Business Days, and the Balancing Amount minus the Transaction Fee. In addition, with respect to Fund redemptions honored in cash, the redeeming party will receive the Cash Redemption Amount by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent. Due to the schedule of holidays in certain countries, however, the receipt of the Cash Redemption Amount may take longer than three Business Days following the Transmittal Date. In such cases, the local market settlement procedures will not commence until the end of local holiday periods. See below for a list of local holidays in the foreign country relevant to the international funds.

In certain instances, Authorized Participants may create and redeem Creation Unit aggregations of the same Fund on the same trade date. In this instance, the Trust reserves the right to settle these transactions on a net basis.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

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Regular Foreign Holidays

The Funds generally intend to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus three Business Days (i.e., days on which the national securities exchange is open). The Funds may effect deliveries of Creation Units and portfolio securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement periods. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the international funds, in certain circumstances. The holidays applicable to the international funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the funds. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future.

The dates in calendar year 2012 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

2012
Argentina	Australia	Austria	Belgium	Brazil	Chile
January 1	January 1	January 1	January 1	January 1	January 1
April 2	January 2	January 6	April 8	February 20	April 6
April 6	January 26	April 9	April 9	February 21	April 7
April 8	April 6	May 1	May 1	April 6	April 8
May 1	April 9	May 17	May 17	April 21	May 1
May 25	June 11	May 28	May 28	May 1	May 21
June 18	August 6	June 7	July 21	June 7	July 2
July 9	October 1	August 15	August 15	September 7	July 16
August 20	December 25	October 26	November 1	October 12	August 15
October 15	December 26	November 1	November 11	November 2	September 18
December 8		December 8	December 25	November 15	September 19
December 25		December 25		December 25	October 15
		December 26			November 1
November 2
December 8
December 25

China	Colombia	Czech Republic	Egypt	Finland	France
January 23	January 1	January 1	January 1	January 6	May 1
January 24	January 9	April 25	January 7	April 6	December 25
January 25	March 19	May 1	April 15	April 9	December 26
January 26	April 5	May 8	April 16	May 1
January 27	April 6	July 5	April 25	May 17
February 23	May 1	July 6	May 1	June 22
February 24	May 21	September 28	June 16	December 6
April 4	June 11	October 28	July 1	December 24
May 1	June 18	November 17	July 23	December 26
October 1	July 2	December 24	August 20	December 31
October 2	July 20	December 25	August 21
October 3	August 7	December 26	August 22
	August 20		October 6
	October 15		October 26
	November 5		October 27
	November 12		October 28
	December 8		October 29
	December 25		November 15
December 5

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Germany	Greece	Hong Kong	Hungary	India	Indonesia
January 1	January 6	January 2	January 1	April 6	January 1
April 6	February 20	January 23	March 14	April 14	August 17
April 9	April 6	January 24	March 15	May 1	December 25
May 1	April 9	January 25	March 28	August 15
May 17	May 1	April 4	May 1	December 25
May 28	May 28	April 6	May 16
June 7	August 15	April 7	August 20
October 3	December 25	April 9	October 23
November 1	December 26	April 28	October 31
December 25		May 1	November 1
December 26		June 23	December 25
		July 2	December 26
October 1
October 2
October 23
December 25
December 26

Ireland	Israel	Italy	Japan	Malaysia	Mexico
January 1	March 8	January 1	January 2	January 1	January 1
March 17	April 6	January 6	January 3	January 2	February 6
April 6	April 7	April 1	January 9	January 23	March 19
April 9	April 8	April 6	February 11	January 24	April 5
May 7	April 13	April 8	March 20	February 1	April 6
June 4	April 25	April 9	April 30	February 5	May 1
August 1	April 26		May 3	February 6	May 5
October 29	May 26	May 1	May 4	February 7	September 16
December 25	May 27	July 15	May 5	May 1	November 2
December 26	May 28	November 1	July 16	May 5	November 19
	July 29	December 8	September 17	June 2	December 1
	September 16	December 24	September 22	August 19	December 12
	September 17	December 25	October 8	August 20	December 25
	September 18	December 26	November 3	August 21
	September 25	December 31	November 23	August 31
	September 26		December 24	September 16
	September 30		December 31	September 17
	October 1			October 26
	October 2			November 13
	October 8			November 15
	October 9			December 25
December 8

The Netherlands	New Zealand	Peru	The Philippines	Portugal	Russia
January 1	January 2	January 1	January 1	April 6	January 1
April 6	January 3	April 5	April 5	April 9	January 2
April 9	January 23	April 6	April 6	May 1	January 3
April 30	January 30	May 1	April 9	December 25	January 4
May 17	February 6	June 29	May 1	December 26	January 5
May 28	April 6	July 28	June 12		January 6
December 25	April 9	July 29	August 26		January 7
December 26	April 25	August 30	November 1		January 9
	June 4	October 8	November 30		February 23
	October 22	November 1	December 25		March 8
	December 25	December 8	December 30		March 9
	December 26	December 25	December 31		April 30
May 1
May 9
June 9
June 11
June 12
November 5
December 29
December 31

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Singapore	South Africa	South Korea	Spain	Sweden	Switzerland
January 1	January 1	January 1	January 1	January 1	January 2
January 2	January 2	January 23	January 6	January 6	April 6
January 23	March 21	January 24	March 19	April 6	April 9
January 24	April 6	March 1	April 6	April 9	May 17
April 6	April 9	April 11	April 9	May 1	May 28
May 1	April 27	May 1	May 1	May 17	August 1
May 5	May 1	May 5	August 15	June 6	December 25
August 9	June 16	May 28	October 12	June 22	December 26
August 19	August 9	June 6	November 1	December 24
August 20	September 24	August 15	December 6	December 25
October 26	December 17	September 30	December 8	December 26
November 13	December 25	October 1	December 25	December 31
December 25	December 26	October 3	December 26
December 19
December 25

Taiwan	Thailand	Turkey	United Kingdom
January 1	January 2	January 1	January 2
January 22	March 7	May 19	April 6
January 23	April 6	August 30	April 9
January 24	April 13	October 29	May 7
January 25	April 16		June 4
January 26	May 1		June 5
January 27	May 7		August 27
February 4	June 4		December 25
February 27	August 2		December 26
February 28	August 13
March 3	October 23
April 4	December 5
May 1	December 10
June 23	December 31
September 30
October 10
December 22
December 31

Redemption

The longest redemption cycle for the international funds is a function of the longest redemption cycles among the countries whose stocks comprise the international funds. In the calendar year 2011*, the dates of the regular holidays affecting the following securities markets present the worst-case redemption cycle for the international funds is as follows:

2012*
Country	Redemption Request Date	Redemption Settlement Date	Settlement Period

China	Jan. 18, 2012 Jan. 19, 2012 Jan. 20, 2012 Feb. 20, 2012 Feb. 21, 2012 Sept. 24, 2012 Sept. 25, 2012	Jan. 30, 2012 Jan. 30, 2012 Jan. 30, 2012 Feb. 27, 2012 Feb. 27, 2012 Oct. 4, 2012 Oct. 5, 2012	12 11 10 7 6 10 10

Egypt	Aug. 15, 2012 Aug. 16, 2012 Aug. 17, 2012	Aug. 23, 2012 Aug. 23, 2012 Aug. 23, 2012	8 7 6

Hong Kong	Jan. 18, 2012 Jan. 19, 2012 Jan. 20, 2012	Jan. 26, 2012 Jan. 26, 2012 Jan. 26, 2012	8 7 6

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Israel	Sept. 12, 2012 Sept. 13, 2012 Sept. 14, 2012 Sept. 20, 2012 Sept. 21, 2012	Sept. 19, 2012 Sept. 19, 2012 Sept. 19, 2012 Sept. 27, 2012 Sept. 27, 2012	7 6 5 7 6

Japan	Dec. 28, 2011 Dec. 29, 2011 Dec. 30, 2011 April 27, 2012 May 1, 2012 May 2, 2012	Jan. 4, 2012 Jan. 4, 2012 Jan. 4. 2012 May 7, 2012 May 7, 2012 May 7, 2012	7 6 5 10 6 5

Malaysia	Jan. 31, 2012 Feb. 2, 2012 Feb. 3, 2012	Feb. 8, 2012 Feb. 8, 2012 Feb. 8, 2012	8 6 5

Russia	Dec. 28, 2011 Dec. 29, 2011 Dec. 30, 2011 Mar. 5, 2012 Mar. 6, 2012 Mar. 7, 2012 June 6, 2012 June 7, 2012 June 8, 2012	Jan. 10, 2012 Jan. 10, 2012 Jan. 10, 2012 Mar. 12, 2012 Mar. 12, 2012 Mar. 12, 2012 June 13, 2012 June 13, 2012 June 13, 2012	13 12 11 7 6 5 7 6 5

South Korea	Jan. 18, 2012 Jan. 19, 2012 Jan. 20, 2012	Jan. 25, 2012 Jan. 25, 2012 Jan. 25, 2012	7 6 5

Taiwan	Jan. 18, 2012 Jan. 19, 2012 Jan. 20, 2012	Jan. 30, 2012 Jan. 30, 2012 Jan. 30, 2012	12 11 10

*	Settlement dates in the table above have been confirmed as of 11/1/2011. Holidays are subject to change without further notice.

Transaction Fees

Transaction fees are imposed as set forth in the table in the Prospectus. Transaction Fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units of Shares. There is a fixed and a variable component to the total Transaction Fee. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee based upon the value of each Creation Unit also is applicable to each redemption transaction.

Purchasers of Creation Units of Funds for cash are required to pay an additional charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolios securities. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed an additional charge for cash purchases.

Purchasers of Shares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The purchase transaction fees for in-kind purchases and cash purchases (when available) are listed in the table below. Investors will also bear the costs of transferring securities from the Fund to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. In addition, Rafferty may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services.

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Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the Securities Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under Securities Act Rule 153 a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Fund’s prospectus is available at the national securities exchange on which the Shares of such Fund trade upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and other Distributions

As stated in the Prospectus, each Fund pays out dividends to its shareholders from its net investment income at least annually. A Fund also distributes its net short-term capital gain, if any, annually but may make more frequent distributions thereof if necessary to avoid income or excise taxes. Each Fund may realize net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) and thus anticipates annual distributions thereof. The Trustees may revise this dividend policy, or postpone the payment of dividends, if a Fund has or anticipates any large unexpected expense, loss or fluctuation in net assets that, in the Trustees’ opinion, might have a significant adverse effect on its shareholders.

Investors should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution (with the tax consequences described in the Prospectus).

Taxes

Regulated Investment Company Status. Each Fund is treated as a separate corporation for federal tax purposes and intends to qualify as a RIC. If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, it will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss (“short-term capital gain”), and net gains and losses from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) and net capital gain it distributes to its shareholders for that year.

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To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies, and (b) net income from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) securities (other than U.S. government securities or the securities of other RICs) of any one issuer, (ii) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (iii) securities of one or more QPTPs (collectively, “Diversification Requirements”). The Internal Revenue Service (“IRS”) has ruled that income from a derivative contract on a commodity index generally is not qualifying income for purposes of the Income Requirement.

Although each Fund intends to satisfy all the foregoing requirements, there is no assurance that a Fund will be able to do so. The investment by a Fund primarily in options and futures positions entails some risk that it might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation the Funds use, pursuant to which each of them would expect to be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the IRS, which might apply a different method resulting in disqualification of one or more of the Funds.

If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) its taxable income, including net capital gain, would be taxed at corporate income tax rates (up to 35%), (2) it would not receive a deduction for the distributions it makes to its shareholders, and (3) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income, except for the part of those dividends that is “qualified dividend income” (described in the Prospectus) (“QDI”) if certain holding period and other requirements are met) to the extent of the Fund’s earnings and profits; those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances. In addition, the Fund would be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

Excise Tax. Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Income from Foreign Securities. Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest, or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders.

Each Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of

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any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals’ QDI.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain — which the Fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax — even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the PFIC’s stock over a Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund’s adjusted basis in each PFIC’s stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Derivatives Strategies. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures, and forward contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement. Each Fund will monitor its transactions, make appropriate tax elections, and make appropriate entries in its books and records when it acquires any foreign currency, option, futures contract, forward contract, or hedged investment to mitigate the effect of these rules, prevent its disqualification as a RIC, and minimize the imposition of federal income and excise taxes.

Some futures contracts (other than “securities futures contracts,” as defined in Code section 1234B(c)), foreign currency contracts, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) in which a Fund invests may be subject to Code section 1256 (collectively “section 1256 contracts”). Section 1256 contracts that a Fund holds at the end of its taxable year must be “marked to market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it. A Fund may elect not to have the foregoing rules apply to any “mixed straddle” (that is, a straddle, which the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options, futures, and forward contracts in which a Fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures, and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new

48

offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the call option. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis in the subject securities or futures contract.

If a Fund has an “appreciated financial position” — generally, an interest (including an interest through an option, futures, or forward contract or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

Income from Zero-Coupon and Payment-in-Kind Securities. A Fund may acquire zero-coupon or other securities (such as strips) issued with original issue discount (“OID”). As a holder of those securities, a Fund must include in its gross income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, a Fund must include in its gross income securities it receives as “interest” on payment-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Income from Zero-Coupon and Payment-in-Kind Securities. A Fund may acquire zero-coupon or other securities (such as strips) issued with original issue discount (“OID”). As a holder of those securities, a Fund must include in its gross income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, a Fund must include in its gross income securities it receives as “interest” on payment-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

49

Income from REITs. A Fund may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits (“REMICs”) or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (“TMPs”) or have a qualified REIT subsidiary that is a TMP. A portion of the net income allocable to REMIC residual interest holders may be an “excess inclusion.” The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs. Although those regulations have not yet been issued, the U.S. Treasury Department and the Service issued a notice in 2006 (“Notice”) announcing that, pending the issuance of further guidance, the Service would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” (i.e., governmental units and tax-exempt entities that are not subject to the unrelated business income tax) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, individual retirement accounts, and public charities) constitutes unrelated business taxable income to them.

A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record shareholders that are” after “its” in clause (4)). The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that, (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from a REIT the excess inclusion income of which exceeded 3% of the REIT’s dividends. No Fund will invest directly in REMIC residual interests, and no Fund intends to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Funds. No attempt is made to present a complete explanation of the federal tax treatment of the Funds’ activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to a Fund and to distributions therefrom.

FINANCIAL STATEMENTS

Because the Funds had not commenced operations prior to the date of this SAI, no financial statements are available for the Funds.

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APPENDIX A

Description of Corporate Bond Ratings

Moody’s Investors Service and Standard and Poor’s Corporation are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus and this SAI.

Moody’s Investors Service – Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc. and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody’s Investors Service – Municipal Bond Ratings

The following descriptions of Moody’s long-term municipal bond ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard and Poor’s – Long-Term Corporate and Municipal Bond Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Moody’s Investors Service – Short-Term Ratings

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard and Poor’s – Short-Term Municipal Ratings

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Moody’s Investors Service – Commercial Paper Ratings

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Standard and Poor’s – Commercial Paper Ratings

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation , including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings: S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

APPENDIX B

Direxion Shares ETF Trust

Proxy Voting Policies and Procedures

Recognizing the increased scrutiny that both institutions and corporations are under, it is important to have corporate governance that appreciates the importance of consistently applied policy guidelines that are aligned with investors’ views on key issues. With this in mind we currently use ISS’s proxy voting service to execute ballots on behalf of the Direxion Shares ETF Trust (collectively, the “Trust”). ISS prepares custom research and votes per their recommendation. If we agree with their recommendation, no action is required. However, we retain the right and ability to override the vote if you disagree with ISS’s vote recommendation.

I.	Duty to Vote Proxies

Rafferty Asset Management, LLC (“Rafferty”) views seriously its responsibility to exercise voting authority over securities that are owned by the Trust.

To document that proxies are being voted, ISS (on behalf of the Trust) will maintain a record reflecting when and how each proxy is voted consistent with the requirements of Rule 206(4)-6 under the Investment Advisors Act of 1940 and other applicable regulations. Rafferty will make its proxy voting history and policies and procedures available to shareholders upon request.

II.	Guidelines for Voting Proxies

Rafferty generally follows the recommendations of ISS’s proxy voting guidelines as outlined below. Proxy proposals are considered on their own merits and a determination is made as to support or oppose management’s recommendation. Rafferty will typically accept ISS’s recommendations on social issues as it does not have the means to evaluate the economic impact of such proposals, or determine a consensus among shareholders’ social or political viewpoints.

III.	Review and Compliance

It is Rafferty’s responsibility to oversee ISS’s proxy voting to ensure compliance and timely reporting to US Bank. Reports are verified monthly through ISS’s Votex website. ISS provides US Bank with the NP-X file covering the period from July 1st through June 30th of the following year. US Bank files the NP-X with the SEC on the Trust’s behalf. These records are maintained for five years and the previous two years proxy voting records can be accessed by contacting US Bank.

Below is a summary outlining ISS’s US Proxy Voting Guidelines.

1. Auditors

Ratifying Auditors

Vote FOR proposals to ratify auditors, unless:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or

•	Fees for non-audit services are excessive.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

•	Composition of the board and key board committees;

•	Attendance at board and committee meetings;

•	Corporate governance provisions and takeover activity;

•	Disclosures under Section 404 of the Sarbanes-Oxley Act;

•	Long-term company performance relative to a market and peer index;

•	Extent of the director’s investment in the company;

•	Existence of related party transactions;

•	Whether the chairman is also serving as CEO;

•	Whether a retired CEO sits on the board;

•	Number of outside boards at which a director serves.

WITHHOLD from individual directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own (withhold only at their outside boards).

WITHHOLD from the entire board (except for new nominees, who should be considered on a CASE-BY-CASE basis) if:

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

•

The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;

•	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

•	A Russell 3000 company underperformed its industry group (GICS group). The test will consist of the bottom performers within each industry group.

WITHHOLD from inside directors and affiliated outside directors when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;

•	A material weakness identified in the Section 404 disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.

WITHHOLD from the members of the Compensation Committee if:

•	There is a negative correlation between chief executive pay and company performance;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has poor compensation practices.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.);

•	Two-thirds independent board;

•	All-independent key committees;

•	Established governance guidelines;

•	The company does not under-perform its peers.

Majority Vote Shareholder Proposals

Generally vote FOR reasonably crafted shareholders proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections). Consider voting AGAINST the shareholder proposal if the company has adopted a formal corporate governance policy that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

At a minimum, a company’s policy should articulate the following elements to adequately address each director nominee who fails to receive an affirmative of majority of votes cast in an election:

•	Established guidelines disclosed annually in the proxy statement concerning the process to follow for nominees who receive majority withhold votes;

•	The policy needs to outline a clear and reasonable timetable for all decision-making regarding the nominee’s status;

•	The policy needs to specify that the process of determining the nominee’s status will be managed by independent directors and must exclude the nominee in question;

•	An outline of a range of remedies (for example, acceptance of the resignation, maintaining the director but curing the underlying causes of the withheld votes, etc.);

•

The final decision on the nominee’s status should be promptly disclosed via an SEC filing. The policy needs to include the timeframe for disclosure and require a full explanation of how the decision was reached.

In addition, the company should articulate to shareholders why its policy is the best structure for demonstrating accountability to shareholders.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

4. Takeover Defenses

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20 percent trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

For mergers and acquisitions, evaluate the proposed transaction based on these factors:

•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?

•	Market reaction - How has the market responded to the proposed deal?

•	Strategic rationale - Does the deal make sense strategically? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.

•	Negotiations and process - Were the terms of the transaction negotiated at arm’s length? Was the process fair and equitable?

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests.

•	Governance - Will the combined company have a better or worse governance profile than the parties to the transaction?

6. State of Incorporation

Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company’s state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain. In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company’s performance and whether the company’s ongoing use of shares has shown prudence.

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock). Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote FOR proposals to create “de-clawed” blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the plan if:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options without prior shareholder approval;

•	There is a disconnect between CEO pay and the company’s performance;

•	The company’s three year burn rate exceeds the greater of 2 percent and the mean plus 1 standard deviation of its industry group; or

•	The plan is a vehicle for poor pay practices.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation plan are met and disclosed in the proxy statement:

•	Stock ownership guidelines with a minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period:

•	A minimum vesting of three years for stock options or restricted stock; or

•	Deferred stock payable at the end of a three-year deferral period.

•	A balanced mix between cash and equity. If the mix is heavier on equity, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

•	No retirement/benefits and perquisites for non-employee directors; and

•	A table with a detailed disclosure of the cash and equity compensation for each non-employee director for the most recent fiscal year.

Disclosure of CEO Compensation-Tally Sheet

Companies should provide better and more transparent disclosure related to CEO pay. Consider withhold votes in the future from the compensation committee and voting against equity plans if compensation disclosure is not improved and a tally sheet is not provided.

Employee Stock Purchase Plans—Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR plans if:

•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Employee Stock Purchase Plans—Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR plans with:

•	Broad-based participation (i.e., all employees with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution (a fixed dollar amount or a percentage of base salary);

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Option Exchange Programs/Re-pricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration historic trading patterns, rationale for the re-pricing, value-for-value exchange treatment of surrendered options, option vesting, term of the option, exercise price and participation. Vote FOR shareholder proposals to put option re- pricing to a shareholder vote.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include:

•	A trigger beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

•

Change-in-control payments should be double-triggered, i.e., (1) after a change in the company’s ownership structure has taken place, and (2) termination of the executive as a result of the change in control.

9. Corporate Responsibility

Animal Rights

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

•	The company has been the subject of recent, significant controversy related to its testing programs.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards.

Drug Pricing and Re-importation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

•	The existing level of disclosure on pricing policies;

•	Deviation from established industry pricing norms;

•	The company’s existing initiatives to provide its products to needy consumers;

•	Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

Genetically Modified Foods

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Tobacco

Most tobacco-related proposals (such as on second-hand smoke, advertising to youth and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

Toxic Chemicals

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals.

Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

Arctic National Wildlife Refuge

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

•	New legislation is adopted allowing development and drilling in the ANWR region;

•	The company intends to pursue operations in the ANWR; and

•	The company has not disclosed an environmental risk report for its ANWR operations.

Concentrated Area Feeding Operations (CAFOs)

Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:

•	The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

•	The company does not directly source from CAFOs.

Global Warming and Kyoto Protocol Compliance

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

•	The company does not maintain operations in Kyoto signatory markets;

•	The company already evaluates and substantially discloses such information; or,

•	Greenhouse gas emissions do not significantly impact the company’s core businesses.

Political Contributions

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions considering: any recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

Outsourcing/Offshoring

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report; and the existence of a publicly available code of corporate conduct that applies to international operations.

Human Rights Reports

Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

10. Mutual Fund Proxies

Election of Directors

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.

Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the solicitation expenses.

Terminate the Investment Advisor

Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:

•	Performance of the fund’s net asset value;

•	The fund’s history of shareholder relations;

•	The performance of other funds under the advisor’s management.

DIREXION SHARES ETF TRUST

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	(i)	Certificate of Trust dated April 23, 2008 is herein incorporated by reference from the Direxion Shares ETF Trust’s (the “Trust”) Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on April 30, 2008.

	(ii)	Trust Instrument is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 20, 2008.

(b)		By-Laws dated April 23, 2008 are herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 20, 2008.

(c)		Shareholders’ Rights are contained in Articles IV, V, VI, IX, and X of the Trust’s Trust Instrument and Articles V, VI, VII, VIII and IX of the Trust’s By-Laws.

(d)	(i)(A)	Form of Investment Advisory Agreement between the Trust and Rafferty Asset Management, LLC (“RAM”) is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 20, 2008.

	(i)(B)	Amended Schedule A of the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 4 to the Trust’s Registration Statement filed on Form N-1A with the SEC on April 1, 2009.

	(i)(C)	Second Amended Schedule A of the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 10 to the Trust’s Registration Statement filed on Form N-1A with the SEC on March 11, 2010.

	(i)(D)	Third Amended Schedule A of the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Trust’s Registration Statement filed on Form N-1A with the SEC on April 16, 2010.

	(i)(E)	Fourth Amended Schedule A of the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 14 to the Trust’s Registration Statement filed on Form N-1A with the SEC on July 13, 2010.

	(i)(F)	Fifth Amended Schedule A of the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 20 to the Trust’s Registration Statement filed on Form N-1A with the SEC on March 10, 2011.

	(i)(G)	Sixth Amended Schedule A of the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 28 to the Trust’s Registration Statement filed on Form N-1A with the SEC on June 13, 2011.

	(i)(H)	Seventh Amended Schedule A of the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 40 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 25, 2011.

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(e)	(i) (A)	Form of Distribution Agreement between the Trust and Foreside Fund Services, LLC (“Foreside”) is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 20, 2008.

	(i)(B)	Amended Exhibit A to the Distribution Agreement is herein incorporated by reference from the Post-Effective Amendment No. 4 to the Trust’s Registration Statement filed on Form N-1A with the SEC on April 1, 2009.

	(i)(C)	Second Amended Exhibit A to the Distribution Agreement is herein incorporated by reference from the Post-Effective Amendment No. 10 to the Trust’s Registration Statement filed on Form N-1A with the SEC on March 11, 2010.

	(i)(D)	Third Amended Exhibit A to the Distribution Agreement is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Trust’s Registration Statement filed on Form N-1A with the SEC on April 16, 2010.

	(i)(E)	Fourth Amended Exhibit A to the Distribution Agreement is herein incorporated by reference from the Post-Effective Amendment No. 14 to the Trust’s Registration Statement filed on Form N-1A with the SEC on July 13, 2010.

	(i)(F)	Fifth Amended Exhibit A to the Distribution Agreement is herein incorporated by reference from the Post-Effective Amendment No. 20 to the Trust’s Registration Statement filed on Form N-1A with the SEC on March 10, 2011.

	(i)(G)	Sixth Amended Exhibit A to the Distribution Agreement is herein incorporated by reference from the Post-Effective Amendment No. 28 to the Trust’s Registration Statement filed on Form N-1A with the SEC on June 13, 2011.

	(ii)	Form of Authorized Participant Agreement is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 20, 2008.

(f)		Bonus, profit sharing contracts – None.

(g)	(i)(A)	Form of Custody Agreement between the Trust and The Bank of New York (“BONY”) is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 20, 2008.

	(i)(B)	Amended Schedule II to the Custody Agreement is herein incorporated by reference from the Post-Effective Amendment No. 4 to the Trust’s Registration Statement filed on Form N-1A with the SEC on April 1, 2009.

	(i)(C)	Second Amended Schedule II to the Custody Agreement is herein incorporated by reference from the Post-Effective Amendment No. 10 to the Trust’s Registration Statement filed on Form N-1A with the SEC on March 11, 2010.

	(i)(D)	Third Amended Schedule II to the Custody Agreement is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Trust’s Registration Statement filed on Form N-1A with the SEC on April 16, 2010.

	(i)(E)	Fourth Amended Schedule II to the Custody Agreement is herein incorporated by reference from the Post-Effective Amendment No. 14 to the Trust’s Registration Statement filed on Form N-1A with the SEC on July 13, 2010.

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	(i	)(F)	Fifth Amended Schedule II to the Custody Agreement is herein incorporated by reference from the Post-Effective Amendment No. 28 to the Trust’s Registration Statement filed on Form N-1A with the SEC on June 13, 2011.

	(i	)(G)	Sixth Amended Schedule II to the Custody Agreement is herein incorporated by reference from the Post-Effective Amendment No. 40 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 25, 2011.

(h)	(i	)(A)	Form of Transfer Agency and Service Agreement between the Trust and BONY is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 20, 2008.

	(i	)(B)	Amended Appendix I to the Transfer Agency and Service Agreement is herein incorporated by reference from the Post-Effective Amendment No. 4 to the Trust’s Registration Statement filed on Form N-1A with the SEC on April 1, 2009.

	(i	)(C)	Second Amended Appendix I to the Transfer Agency and Service Agreement is herein incorporated by reference from the Post-Effective Amendment No. 10 to the Trust’s Registration Statement filed on Form N-1A with the SEC on March 11, 2010.

	(i	)(D)	Third Amended Appendix I to the Transfer Agency and Service Agreement is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Trust’s Registration Statement filed on Form N-1A with the SEC on April 16, 2010.

	(i	)(E)	Fourth Amended Appendix I to the Transfer Agency and Service Agreement is herein incorporated by reference from the Post-Effective Amendment No. 14 to the Trust’s Registration Statement filed on Form N-1A with the SEC on July 13, 2010.

	(i	)(F)	Fifth Amended Appendix I to the Transfer Agency and Service Agreement is herein incorporated by reference from the Post-Effective Amendment No. 40 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 25, 2011.

	(ii	)(A)	Form of Fund Administration and Accounting Agreement between the Trust and BONY is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 20, 2008.

	(ii	)(B)	Amended Exhibit A to the Fund Administration and Accounting Agreement is herein incorporated by reference from the Post-Effective Amendment No. 4 to the Trust’s Registration Statement filed on Form N-1A with the SEC on April 1, 2009.

	(ii	)(C)	Second Amended Exhibit A to the Fund Administration and Accounting Agreement is herein incorporated by reference from the Post-Effective Amendment No. 10 to the Trust’s Registration Statement filed on Form N-1A with the SEC on March 11, 2010.

	(ii	)(D)	Third Amended Exhibit A to the Fund Administration and Accounting Agreement is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Trust’s Registration Statement filed on Form N-1A with the SEC on April 16, 2010.

	(ii	)(E)	Fourth Amended Exhibit A to the Fund Administration and Accounting Agreement is herein incorporated by reference from the Post-Effective Amendment No. 14 to the Trust’s Registration Statement filed on Form N-1A with the SEC on July 13, 2010.

	(ii	)(F)	Fifth Amended Exhibit A to the Fund Administration and Accounting Agreement is herein incorporated by reference from the Post-Effective Amendment No. 28 to the Trust’s Registration Statement filed on Form N-1A with the SEC on June 13, 2011.

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	(ii	)(G)	Sixth Amended Exhibit A to the Fund Administration and Accounting Agreement is herein incorporated by reference from the Post-Effective Amendment No. 40 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 25, 2011.

(i)			Opinion and consent of counsel – filed herewith

(j)	(i	)	Consent of Independent Registered Public Accounting Firm – filed herewith.

	(ii	)	Power of Attorney dated June 1, 2011 is herein incorporated by reference from the Post-Effective Amendment No. 28 to the Trust’s Registration Statement filed on Form N-1A with the SEC on June 13, 2011.

(k)			Financial Statements omitted from prospectus – None.

(l)			Initial Capital Agreement is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 20, 2008.

(m)	(i	)(A)	Rule 12b-1 Distribution Plan is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 20, 2008.

	(i	)(B)	Amended Schedule A to Rule 12b-1 Distribution Plan is herein incorporated by reference from the Post-Effective Amendment No. 4 to the Trust’s Registration Statement filed on Form N-1A with the SEC on April 1, 2009.

	(i	)(C)	Second Amended Schedule A to Rule 12b-1 Distribution Plan is herein incorporated by reference from the Post-Effective Amendment No. 10 to the Trust’s Registration Statement filed on Form N-1A with the SEC on March 11, 2010.

	(i	)(D)	Third Amended Schedule A to Rule 12b-1 Distribution Plan is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Trust’s Registration Statement filed on Form N-1A with the SEC on April 16, 2010.

	(i	)(E)	Fourth Amended Schedule A to Rule 12b-1 Distribution Plan is herein incorporated by reference from the Post-Effective Amendment No. 14 to the Trust’s Registration Statement filed on Form N-1A with the SEC on July 13, 2010.

	(i	)(F)	Fifth Amended Schedule A to Rule 12b-1 Distribution Plan is herein incorporated by reference from the Post-Effective Amendment No. 20 to the Trust’s Registration Statement filed on Form N-1A with the SEC on March 10, 2011.

	(i	)(G)	Sixth Amended Schedule A to Rule 12b-1 Distribution Plan s herein incorporated by reference from the Post-Effective Amendment No. 40 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 25, 2011.

(n)			Rule 18f-3 Plan – None.

(o)			Reserved.

(p)	(i	)(A)	Form of Code of Ethics for the Trust and RAM is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 20, 2008.

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Item 29. Persons Controlled by or Under Common Control with Registrant

Immediately prior to the public offering of the Registrant’s shares for each series, the following persons may be deemed individually to control the Funds or the Trust:

Rafferty Asset Management, LLC will be the sole shareholder immediately prior to the public offering of each Fund.

Item 30. Indemnification

Article IX of the Trust Instrument of the Registrant provides as follows:

Section 1. LIMITATION OF LIABILITY. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers or employees, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series may contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, investment adviser, principal underwriter or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Section 2. INDEMNIFICATION.

(a)	Subject to the exceptions and limitations contained in subsection (b) below:

(i)	every person who is, or has been, a Trustee or an officer, employee or agent of the Trust, including persons who act at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

(ii)	as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, counsel fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i)	who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

(ii)	in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

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(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

(d)	To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section.

(e)	Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.
Section 3. INDEMNIFICATION OF SHAREHOLDERS. If any Shareholder or former Shareholder of any Series is held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the Assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder or former Shareholder, assume the defense of any claim made against him or her for any act or obligation of the Series and satisfy any judgment thereon from the Assets belonging to the Series.

Article IX, Section 3 of the By-laws of the Registrant provides as follows:

Section 3. Advance Payment of Indemnifiable Expenses. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

Section 7 of the Investment Advisory Agreement provides as follows:

The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any Fund in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Adviser, who may be or become an officer, trustee, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Adviser even though paid by it.

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Section 6 of the Distribution Agreement provides as follows:

(a) The Trust agrees to indemnify and hold harmless the Distributor, its affiliates and each of their directors, officers and employees and agents and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act (any of the Distributor, its officers, employees, agents and directors or such control persons, for purposes of this paragraph, a “Distributor Indemnitee”) against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees incurred in connection therewith) arising out of or based upon (i) any claim that the Registration Statement, Prospectus, Statement of Additional Information, Product Description, shareholder reports, sales literature and advertisements specifically approved by the Trust and Investment Adviser or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements therein (and in the case of the Prospectus, Statement of Additional Information and Product Description, in light of the circumstances under which they were made) not misleading under the 1933 Act, or any other statute or the common law, (ii) the breach by the Trust of any obligation, representation or warranty contained in this Agreement or (iii) the Trust’s failure to comply in any material respect with applicable securities laws.

The Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. The Trust will also not indemnify any Distributor Indemnitee with respect to any untrue statement or omission made in the Registration Statement, Prospectus, Statement of Additional Information or Product Description that is subsequently corrected in such document (or an amendment thereof or supplement thereto) if a copy of the Prospectus (or such amendment or supplement) was not sent or given to the person asserting any such loss, liability, claim, damage or expense at or before the written confirmation to such person in any case where such delivery is required by the 1933 Act and the Trust had notified the Distributor of the amendment or supplement prior to the sending of the confirmation. In no case (i) is the indemnity of the Trust in favor of any Distributor Indemnitee to be deemed to protect the Distributor Indemnitee against any liability to the Trust or its shareholders to which the Distributor Indemnitee would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations under this Agreement, or (ii) is the Trust to be liable under its indemnity agreement contained in this Section with respect to any claim made against any Distributor Indemnitee unless the Distributor Indemnitee shall have notified the Trust in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon Distributor Indemnitee (or after Distributor Indemnitee shall have received notice of service on any designated agent).

Failure to notify the Trust of any claim shall not relieve the Trust from any liability that it may have to any Distributor Indemnitee against whom such action is brought unless failure or delay to so notify the Trust prejudices the Trust’s ability to defend against such claim. The Trust shall be entitled to participate at its own expense in the defense, or, if it so elects, to assume the defense of any suit brought to enforce any claims, but if the Trust elects to assume the defense, the defense shall be conducted by counsel chosen by it and satisfactory to Distributor Indemnitee, defendant or defendants in the suit. In the event the Trust elects to assume the defense of any suit and retain counsel, Distributor Indemnitee, defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them. If the Trust does not elect to assume the defense of any suit, it will reimburse the Distributor Indemnitee, defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Trust agrees to notify the Distributor promptly of the commencement of any litigation or proceedings against it or any of its officers or Trustees in connection with the issuance or sale of any of the Creation Units or the Shares.

(b) The Distributor agrees to indemnify and hold harmless the Trust and each of its Trustees and officers and any person who controls the Trust within the meaning of Section 15 of the 1933 Act (for purposes of

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this paragraph, the Trust and each of its Trustees and officers and its controlling persons are collectively referred to as the “Trust Affiliates”) against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees incurred in connection therewith) arising out of or based upon (i) the allegation of any wrongful act of the Distributor or any of its directors, officers, employees, (ii) the breach of any obligation, representation or warranty pursuant to this Agreement by the Distributor, (iii) the Distributor’s failure to comply in any material respect with applicable securities laws, including applicable FINRA regulations, or (iv) any allegation that the Registration Statement, Prospectus, Statement of Additional Information, Product Description, shareholder reports, any information or materials relating to the Funds (as described in section 3(g)) or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon, and in conformity with information furnished to the Trust by or on behalf of the Distributor, it being understood that the Trust will rely upon certain information provided by the Distributor for use in the preparation of the Registration Statement, Prospectus, Statement of Additional Information, Product Description, shareholder reports or other information relating to the Funds or made public by the Trust.

In no case (i) is the indemnity of the Distributor in favor of any Trust Affiliate to be deemed to protect any Trust Affiliate against any liability to the Trust or its security holders to which such Trust Affiliate would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement, or (ii) is the Distributor to be liable under its indemnity agreement contained in this Section with respect to any claim made against any Trust Affiliate unless the Trust Affiliate shall have notified the Distributor in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon the Trust Affiliate (or after the Trust Affiliate shall have received notice of service on any designated agent).

Failure to notify the Distributor of any claim shall not relieve the Distributor from any liability that it may have to the Trust Affiliate against whom such action is brought unless failure or delay to so notify the Distributor prejudices the Distributor’s ability to defend against such claim. The Distributor shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce the claim, but if the Distributor elects to assume the defense, the defense shall be conducted by counsel chosen by it and satisfactory to the Trust, its officers and Board and to any controlling person or persons, defendant or defendants in the suit. In the event that Distributor elects to assume the defense of any suit and retain counsel, the Trust or controlling person or persons, defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them. If the Distributor does not elect to assume the defense of any suit, it will reimburse the Trust, its officers and Trustees or controlling person or persons, defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Distributor agrees to notify the Trust promptly of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of any of the Creation Units or the Shares.

(c) No indemnified party shall settle any claim against it for which it intends to seek indemnification from the indemnifying party, under the terms of section 6(a) or 6(b) above, without the prior written notice to and consent from the indemnifying party, which consent shall not be unreasonably withheld. No indemnified or indemnifying party shall settle any claim unless the settlement contains a full release of liability with respect to the other party in respect of such action. This section 6 shall survive the termination of this Agreement.

Section 13 of the Authorized Participant Agreement provides as follows:

(a) The Participant hereby agrees to indemnify and hold harmless the Distributor, the Funds, the Index Receipt Agent, their respective subsidiaries, affiliates, directors, officers, employees, and agents, and each person, if any, who controls such persons within the meaning of Section 15 of the 1933 Act (each an “Indemnified Party”), from and against any loss, liability, cost, or expense (including attorneys’ fees)

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incurred by such Indemnified Party as a result of (i) any breach by the Participant of any provision of this Agreement; (ii) any failure on the part of the Participant to perform any of its obligations set forth in this Agreement; (iii) any failure by the Participant to comply with applicable laws, including rules and regulations of self-regulatory organizations; (iv) actions of such Indemnified Party in reliance upon any instructions issued in accordance with the Fund Documents, AP Handbook or Annex II (as each may be amended from time to time) reasonably believed by the Distributor and/or the Index Receipt Agent to be genuine and to have been given by the Participant; or (v) the Participant’s failure to complete a Purchase Order or Redemption Order that has been accepted. The Participant understands and agrees that the Funds as third party beneficiaries to this Agreement are entitled to proceed directly against the Participant in the event that the Participant fails to honor any of its obligations under this Agreement that benefit the Fund. The Distributor shall not be liable to the Participant for any damages arising out of mistakes or errors in data provided to the Distributor, or out of interruptions or delays of communications with the Indemnified Parties who are service providers to the Fund, nor is the Distributor liable for any action, representation, or solicitation made by the wholesalers of the Fund.

(b) The Distributor hereby agrees to indemnify and hold harmless the Participant and the Index Receipt Agent, their respective subsidiaries, affiliates, directors, officers, employees, and agents, and each person, if any, who controls such persons within the meaning of Section 15 of the 1933 Act (each an “Indemnified Party”), from and against any loss, liability, cost, or expense (including attorneys’ fees) incurred by such Indemnified Party as a result of (i) any breach by the Distributor of any provision of this Agreement; (ii) any failure on the part of the Distributor to perform any of its obligations set forth in this Agreement; (iii) any failure by the Distributor to comply with applicable laws, including rules and regulations of self-regulatory organizations; or (iv) actions of such Indemnified Party in reliance upon any representations made in accordance with the Fund Documents and AP Handbook (as e ach may be amended from time to time) reasonably believed by the Participant to be genuine and to have been given by the Distributor. The Participant shall not be liable to the Distributor for any damages arising out of mistakes or errors in data provided to the Participant, or out of interruptions or delays of communications with the Indemnified Parties who are service providers to the Fund, nor is the Participant liable for any action, representation, or solicitation made by the wholesalers of the Fund.

(c) The Funds, the Distributor, the Index Receipt Agent, or any person who controls such persons within the meaning of Section 15 of the 1933 Act, shall not be liable to the Participant for any damages arising from any differences in performance between the Deposit Securities in a Fund Deposit and the Fund’s benchmark index.

The general effect of this Indemnification will be to indemnify the officers, trustees, employees and agents of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a trustee, officer, employee or agent of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the trustee’s, officer’s, employee’s or agent’s office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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Item 31. Business and Other Connections of Investment Adviser

Rafferty Asset Management, LLC (“Rafferty”) provides investment advisory services to all Funds of the Trust. Rafferty was organized as a New York limited liability corporation in June 1997. Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC. Rafferty’s offices are located at 33 Whitehall Street, 10th Floor, New York, New York 10004. Information as to the directors and officers of Rafferty is included in its current Form ADV filed with the SEC (File No. 801-54679).

Item 32. Principal Underwriter

(a) Foreside Fund Services, LLC (“Foreside”), the Registrant’s principal underwriter, also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds, Henderson Global Funds, Bridgeway Funds, Inc., Century Capital Management Trust, Sound Shore Fund, Inc., Forum Funds, Central Park Group Multi-Event Fund, PMC Funds, Series of the Trust for Professional Managers, Nomura Partners Funds, Inc., Wintergreen Fund, Inc., RevenueShares ETF Trust, Direxion Shares ETF Trust, Javelin Exchange-Traded Trust, AdvisorShares Trust, Liberty Street Horizon Fund, Series of the Investment Managers Series Trust, DundeeWealth Funds, U.S. One Trust, Turner Funds, and Center Coast MLP Focus Fund, Series of the Investment Managers Series Trust.

(b) The following table identifies the officers of Foreside and their positions, if any, with the Registrant. The business address of each of these individuals is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	President and Manager	None
Richard J. Berthy	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Secretary	None
Nanette K. Chern	Vice President and Chief Compliance Officer	None

(c) Not applicable.

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, (the “1940 Act”) are maintained in the physical possession of the Direxion Funds’ investment adviser, subadviser, administrator, custodian, subcustodian, or transfer agent.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 64 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 64 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on February 28, 2012.

DIREXION SHARES ETF TRUST

By:	/s/ Daniel D. O’Neill*
Daniel D. O’Neill
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 64 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel D. O’Neill*	President and Chairman of the Board	February 28, 2012
Daniel D. O’Neill

/s/ Patrick J. Rudnick	Principal Financial	February 28, 2012
Patrick J. Rudnick	Officer and Treasurer

/s/ Daniel J. Byrne*	Trustee	February 28, 2012
Daniel J. Byrne

/s/ Gerald E. Shanley III*	Trustee	February 28, 2012
Gerald E. Shanley III

/s/ John Weisser*	Trustee	February 28, 2012
John Weisser

*By:	Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer, Treasurer and Attorney-In Fact

INDEX TO EXHIBITS

Exhibit Number	Description

(i)	Opinion and Consent of Counsel

(j)(i)	Consent of Independent Registered Public Accounting Firm